As filed with the Securities and Exchange Commission on September 1, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end:          December 31

Date of reporting period:        January 1, 2016 – June 30, 2016

Note: The Transamerica Partners Funds Group II (TPFG II) report is included in this filing for Transamerica Partners Funds Group because the report includes information with respect to the investor asset allocation portfolios, which are series of TPFG II.

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA

ASSET ALLOCATION FUNDS

Semi-Annual Report

June 30, 2016

Transamerica Partners Funds Group	Semi-Annual Report 2016

This report is not to be construed as an offering for sale of any shares of the Transamerica Partners Funds Group or the Transamerica Asset Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined semi-annual report for the Transamerica Partners Funds Group and the Transamerica Asset Allocation Funds.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures for the Funds, is included in the Statement of Additional Information, which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Funds’ website at www.transamericapartners.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Funds and the underlying Transamerica Partners Portfolios in which they invest are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2016, is available without charge, upon request by calling 1-800-851-9777 and on SEC’s website at www.sec.gov.

Quarterly Portfolios

Transamerica Partners Portfolios and the Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Form N-Q is available on the SEC’s website at www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339.

Dear Shareholder,

On behalf of Transamerica Partners Funds Group and Transamerica Asset Allocation Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions during the period to provide a context for reading this report. In the first six months of 2016, markets could be described as volatile yet resilient. At the beginning of 2016, as investors were still digesting the first federal funds rate hike in more than nine years, global recession fears became pervasive as weakness in overseas economies like China and other commodity-centric economies created stress in the U.S. and other developed markets. Stock prices and interest rates across both developed and emerging markets declined in response. By February, the S&P 500® had fallen by more than 10% from the year’s beginning, and oil prices had dipped to $26 per barrel, the lowest level since 2003.

As has so often been the case in the past few years, the rebound came almost as quickly as the decline, and on the heels of various positive economic data, investors were reassured that a recession was less likely in the year ahead. As a result, the equity and credit markets rebounded, allowing the S&P 500® to surpass its highs for the year by late-March. Corporate earnings growth in the U.S. was negative on a year-over-year basis, but low interest rates and accommodative monetary policy were enough to keep investors in the market as steady gains continued into the spring.

The final surprise in the period came from overseas when British voters approved a referendum to leave the European Union (“Brexit”). The affirmative vote caught the markets off guard, leading to a broad sell off in domestic and foreign equities, credit and commodities. Following the initial shock of Brexit, markets were able to quickly regain their footing as investors were able to decipher more details about Britain’s separation from the Union, and most major U.S. equity indexes were able to close near their all-time highs.

For the six-month period ending June 30, 2016, the S&P 500® returned 3.84% while the MSCI EAFE Index, representing international developed market equities, lost (4.04)%. During the same period, the Barclays U.S. Aggregate Bond Index returned 5.31%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Partners Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Partners Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Partners Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Partners Funds.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in a mutual fund invested in a corresponding Series of Transamerica Partners Portfolios (the “Series Portfolio”) or S&P 500 Index Master Portfolio (the “Master Portfolio” or “MP”), you will bear the ongoing costs of managing the corresponding Series Portfolio or MP in which your Fund invests (such as the investment adviser’s fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Partners Government Money Market	$1,000.00	$1,000.00	$2.34	$1,022.50	$2.36	0.47%
Transamerica Partners High Quality Bond	1,000.00	1,011.80	4.95	1,019.90	4.97	0.99
Transamerica Partners Inflation-Protected Securities	1,000.00	1,052.10	5.10	1,019.90	5.02	1.00
Transamerica Partners Core Bond	1,000.00	1,049.30	4.89	1,020.10	4.82	0.96
Transamerica Partners High Yield Bond	1,000.00	1,070.00	5.66	1,019.40	5.52	1.10
Transamerica Partners Balanced	1,000.00	1,032.30	5.56	1,019.40	5.52	1.10
Transamerica Partners Large Value	1,000.00	955.00	4.86	1,019.90	5.02	1.00
Transamerica Partners Stock Index	1,000.00	1,035.30	3.29	1,021.60	3.27	0.65
Transamerica Partners Large Core	1,000.00	972.90	5.64	1,019.10	5.77	1.15
Transamerica Partners Large Growth	1,000.00	969.10	6.07	1,018.70	6.22	1.24
Transamerica Partners Mid Value	1,000.00	1,071.80	6.44	1,018.60	6.27	1.25
Transamerica Partners Mid Growth	1,000.00	992.20	6.69	1,018.20	6.77	1.35
Transamerica Partners Small Value	1,000.00	1,008.60	7.49	1,017.40	7.52	1.50
Transamerica Partners Small Core	1,000.00	1,040.20	7.51	1,017.50	7.42	1.48
Transamerica Partners Small Growth	1,000.00	1,056.40	7.93	1,017.20	7.77	1.55
Transamerica Partners International Equity	1,000.00	961.20	6.83	1,017.90	7.02	1.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Ratio reflects the expenses of both the Fund and its corresponding Series Portfolio or MP.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Assets:
Investment in Series Portfolios/MP, at value (A)	$554,347,664	$104,221,457	$119,281,382	$382,230,935	$117,130,359
Receivables:
Shares sold	2,745,611	—	—	—	13
Due from adviser	30,326	—	1,073	—	7,588
Money market waiver due from adviser	174,349	—	—	—	—
Prepaid expenses	2,378	441	482	1,567	433
Total assets	557,300,328	104,221,898	119,282,937	382,232,502	117,138,393

Liabilities:
Payables and other liabilities:
Shares redeemed	—	52,959	39,819	246,044	73,631
Administration/Investment advisory fees (B)	135,958	25,703	29,102	93,438	28,879
Distribution fees	113,299	21,419	24,251	77,865	24,066
Trustees, CCO and deferred compensation fees	1,594	284	281	951	229
Audit and tax fees	10,265	5,370	5,565	9,156	5,622
Custody and accounting fees	3,316	1,831	1,831	1,831	1,831
Legal fees	7,444	1,763	2,066	6,282	2,220
Printing and shareholder reports fees	2,229	3,849	4,600	13,661	5,604
Registration fees	8,408	4,484	6,233	6,526	4,796
Other	4,149	713	851	3,326	905
Total liabilities	286,662	118,375	114,599	459,080	147,783
Net assets	$557,013,666	$104,103,523	$119,168,338	$381,773,422	$116,990,610

Net assets consist of:
Paid-in capital	$557,192,917	$108,117,377	$118,819,854	$375,645,517	$140,125,835
Undistributed (distributions in excess of) net investment income (loss)	(17,846)	(239,314)	195,413	23,772	(22,477)
Accumulated net realized gain (loss) allocated from Series Portfolios/MP (A)	(161,405)	(2,158,750)	(2,186,148)	1,102,664	(16,502,043)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	—	(1,615,790)	2,339,219	5,001,469	(6,610,705)
Net assets	$557,013,666	$104,103,523	$119,168,338	$381,773,422	$116,990,610
Shares of common stock outstanding ($0.00001 par value)	557,013,663	9,302,026	10,536,294	28,698,327	14,215,857
Net asset value per share	$1.00	$11.19	$11.31	$13.30	$8.23

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

	Balanced	Large Value	Stock Index	Large Core	Large Growth
Assets:
Investment in Series Portfolios/MP, at value (A)	$88,997,419	$218,378,833	$293,239,499	$77,525,499	$239,372,464
Receivables:
Shares sold	—	—	195	—	—
Due from Master Portfolio	—	—	2,967,993	—	—
Due from adviser	1,545	12,327	85,933	6,848	—
Prepaid expenses	348	752	1,061	279	885
Total assets	88,999,312	218,391,912	296,294,681	77,532,626	239,373,349

Liabilities:
Payables and other liabilities:
Shares redeemed	120,008	121,862	2,968,188	53,067	21,229
Administration/Investment advisory fees (B)	21,990	53,910	100,804	19,089	59,655
Distribution fees	18,325	44,925	63,003	15,907	49,712
Trustees, CCO and deferred compensation fees	205	578	713	188	654
Audit and tax fees	5,170	7,553	8,576	5,083	7,661
Custody and accounting fees	1,831	1,831	4,045	1,831	1,831
Legal fees	1,487	5,148	6,657	1,641	4,794
Printing and shareholder reports fees	2,794	13,793	18,591	4,329	10,993
Registration fees	4,541	7,019	4,355	4,107	6,410
Other	548	2,314	3,115	555	2,320
Total liabilities	176,899	258,933	3,178,047	105,797	165,259
Net assets	$88,822,413	$218,132,979	$293,116,634	$77,426,829	$239,208,090

Net assets consist of:
Paid-in capital	$87,809,127	$357,206,565	$184,294,293	$109,516,381	$189,571,033
Undistributed (distributions in excess of) net investment income (loss)	(27,747)	(86,445)	(96,836)	(25,335)	(233,035)
Accumulated net realized gain (loss) allocated from Series Portfolios/MP (A)	905,594	(87,733,612)	(29,269,134)	764,103	7,236,769
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	135,439	(51,253,529)	138,188,311	(32,828,320)	42,633,323
Net assets	$88,822,413	$218,132,979	$293,116,634	$77,426,829	$239,208,090
Shares of common stock outstanding ($0.00001 par value)	4,464,432	8,600,130	17,986,154	2,510,174	8,653,692
Net asset value per share	$19.90	$25.36	$16.30	$30.85	$27.64

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

	Mid Value	Mid Growth	Small Value	Small Core	Small Growth
Assets:
Investment in Series Portfolios/MP, at value (A)	$129,093,124	$48,668,002	$34,471,279	$62,075,603	$38,508,432
Receivables:
Shares sold	—	—	—	1,915	—
Due from adviser	8,497	7,002	6,682	—	1,119
Prepaid expenses	468	168	123	202	137
Total assets	129,102,089	48,675,172	34,478,084	62,077,720	38,509,688

Liabilities:
Payables and other liabilities:
Shares redeemed	48,394	25,572	11,961	—	12,835
Administration/Investment advisory fees (B)	32,186	12,189	8,557	15,318	9,388
Distribution fees	26,822	10,157	7,131	12,765	7,823
Trustees, CCO and deferred compensation fees	276	115	72	124	86
Audit and tax fees	5,892	4,695	4,417	4,826	4,438
Custody and accounting fees	1,831	1,831	1,831	1,831	1,831
Legal fees	2,804	1,138	750	1,396	720
Printing and shareholder reports fees	7,648	2,903	427	4,219	1,633
Registration fees	—	—	—	3,504	4,756
Other	1,134	339	230	392	240
Total liabilities	126,987	58,939	35,376	44,375	43,750
Net assets	$128,975,102	$48,616,233	$34,442,708	$62,033,345	$38,465,938

Net assets consist of:
Paid-in capital	$92,687,201	$52,701,678	$42,504,608	$121,309,785	$36,925,907
Undistributed (distributions in excess of) net investment income (loss)	(163,707)	(142,301)	(29,442)	(53,323)	(180,253)
Accumulated net realized gain (loss) allocated from Series Portfolios/MP (A)	5,323,109	(756,518)	(1,721,474)	(20,970,838)	2,996,865
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	31,128,499	(3,186,626)	(6,310,984)	(38,252,279)	(1,276,581)
Net assets	$128,975,102	$48,616,233	$34,442,708	$62,033,345	$38,465,938
Shares of common stock outstanding ($0.00001 par value)	6,038,918	5,480,346	2,271,092	2,319,771	2,279,470
Net asset value per share	$21.36	$8.87	$15.17	$26.74	$16.87

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

International Equity
Assets:
Investment in Series Portfolios/MP, at value (A)	$138,251,826
Receivables:
Due from adviser	3,688
Prepaid expenses	505
Total assets	138,256,019

Liabilities:
Payables and other liabilities:
Shares redeemed	29,685
Administration/Investment advisory fees (B)	34,565
Distribution fees	28,804
Trustees, CCO and deferred compensation fees	318
Audit and tax fees	6,125
Custody and accounting fees	1,831
Legal fees	3,075
Printing and shareholder reports fees	7,528
Registration fees	6,544
Other	1,274
Total liabilities	119,749
Net assets	$138,136,270

Net assets consist of:
Paid-in capital	$268,479,537
Undistributed (distributions in excess of) net investment income (loss)	96,000
Accumulated net realized gain (loss) allocated from Series Portfolios/MP (A)	(145,987,066)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	15,547,799
Net assets	$138,136,270
Shares of common stock outstanding ($0.00001 par value)	14,391,652
Net asset value per share	$9.60

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Net investment income (loss) allocated from Series Portfolios/MP (A):
Dividend income	$—	$—	$—	$22,824	$36,345
Interest income	1,281,742	1,045,894	781,097	5,515,973	3,942,677
Net income (loss) from securities lending	—	4,119	4,751	20,560	—
Withholding taxes on foreign income	—	(2)	—	(3)	—
Expenses (net of waiver and/or reimbursement)	(756,042)	(199,842)	(236,306)	(704,776)	(330,750)
Total investment income (loss)	525,700	850,169	549,542	4,854,578	3,648,272

Expenses:
Administration/Investment advisory fees (B)	823,809	158,542	177,099	569,785	173,208
Distribution fees	686,508	132,119	147,583	474,821	144,340
Trustees, CCO and deferred compensation fees	5,086	1,036	1,164	3,688	1,161
Audit and tax fees	9,904	5,149	5,288	8,373	5,316
Custody and accounting fees	9,988	5,516	5,516	5,516	5,516
Legal fees	10,115	2,196	2,487	7,754	2,544
Printing and shareholder reports fees	42,064	6,145	7,021	21,405	7,302
Registration fees	18,513	11,989	12,214	15,055	12,129
Other	5,718	1,444	1,593	4,384	1,645
Total expenses before waiver and/or reimbursement and recapture	1,611,705	324,136	359,965	1,110,781	353,161
Expenses waived and/or reimbursed	(1,105,153)	—	(5,836)	—	(48,816)
Recapture of previously waived and/or reimbursed fees	36,994	—	—	—	—
Net expenses	543,546	324,136	354,129	1,110,781	304,345
Net investment income (loss)	(17,846)	526,033	195,413	3,743,797	3,343,927

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios/MP (A):
Net realized gain (loss)	15,772	(161,207)	(506,623)	2,159,938	(1,518,656)
Net change in unrealized appreciation (depreciation)	—	877,226	6,320,332	12,462,446	6,039,010
Net realized and change in unrealized gain (loss)	15,772	716,019	5,813,709	14,622,384	4,520,354
Net increase (decrease) in net assets resulting from operations	$(2,074)	$1,242,052	$6,009,122	$18,366,181	$7,864,281

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

	Balanced	Large Value	Stock Index	Large Core	Large Growth
Net investment income (loss) allocated from Series Portfolios/MP (A):
Dividend income	$525,096	$3,069,699	$3,354,392	$1,090,584	$1,206,093
Interest income	471,578	302	29,726	105	263
Net income (loss) from securities lending	6,404	101,771	6,988	9,944	63,772
Withholding taxes on foreign income	(4,427)	—	(3,885)	(100)	(11,982)
Expenses (net of waiver and/or reimbursement)	(218,052)	(520,499)	(61,929)	(244,903)	(774,701)
Total investment income (loss)	780,599	2,651,273	3,325,292	855,630	483,445

Expenses:
Administration/Investment advisory fees (B)	130,785	331,110	620,065	116,794	361,498
Distribution fees	108,988	275,925	387,541	97,328	301,248
Trustees, CCO and deferred compensation fees	865	2,339	3,191	815	2,461
Audit and tax fees	4,952	6,852	7,793	4,874	7,019
Custody and accounting fees	5,516	5,516	6,599	5,516	5,516
Legal fees	1,842	5,477	7,258	1,822	5,518
Printing and shareholder reports fees	5,154	16,069	21,135	5,321	15,574
Registration fees	11,473	15,374	20,284	11,164	14,428
Other	1,240	3,206	4,191	1,264	3,218
Total expenses before waiver and/or reimbursement and recapture	270,815	661,868	1,078,057	244,898	716,480
Expenses waived and/or reimbursed	(9,320)	(78,666)	(132,381)	(42,093)	—
Net expenses	261,495	583,202	945,676	202,805	716,480
Net investment income (loss)	519,104	2,068,071	2,379,616	652,825	(233,035)

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios/MP (A):
Net realized gain (loss)	791,408	(3,042,152)	1,230,032	198,977	5,831,304
Net change in unrealized appreciation (depreciation)	1,410,363	(10,480,524)	5,957,492	(3,191,377)	(14,346,502)
Net realized and change in unrealized gain (loss)	2,201,771	(13,522,676)	7,187,524	(2,992,400)	(8,515,198)
Net increase (decrease) in net assets resulting from operations	$2,720,875	$(11,454,605)	$9,567,140	$(2,339,575)	$(8,748,233)

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

	Mid Value	Mid Growth	Small Value	Small Core	Small Growth
Net investment income (loss) allocated from Series Portfolios/MP (A):
Dividend income	$1,346,202	$179,368	$320,618	$630,652	$88,611
Interest income	909	22	104	103	166
Net income (loss) from securities lending	45,791	8,859	19,082	13,177	16,112
Withholding taxes on foreign income	(11,245)	(1,713)	(230)	(65)	—
Expenses (net of waiver and/or reimbursement)	(451,228)	(182,758)	(145,314)	(251,576)	(165,615)
Total investment income (loss)	930,429	3,778	194,260	392,291	(60,726)

Expenses:
Administration/Investment advisory fees (B)	196,033	73,075	51,266	89,998	55,189
Distribution fees	163,361	60,896	42,721	74,998	45,991
Trustees, CCO and deferred compensation fees	1,348	508	351	619	373
Audit and tax fees	5,506	4,516	4,305	4,630	4,335
Custody and accounting fees	5,516	5,516	5,516	5,516	5,516
Legal fees	3,044	1,210	819	1,455	836
Printing and shareholder reports fees	8,926	3,625	3,300	4,427	2,465
Registration fees	15,244	15,034	15,166	11,195	10,453
Other	1,912	994	873	1,074	883
Total expenses before waiver and/or reimbursement and recapture	400,890	165,374	124,317	193,912	126,041
Expenses waived and/or reimbursed	(35,314)	(19,295)	(13,302)	—	(6,514)
Net expenses	365,576	146,079	111,015	193,912	119,527
Net investment income (loss)	564,853	(142,301)	83,245	198,379	(180,253)

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios/MP (A):
Net realized gain (loss)	3,421,797	(2,049,853)	(771,346)	(2,227,025)	3,132,151
Net change in unrealized appreciation (depreciation)	5,151,723	1,520,013	860,861	4,416,623	(1,087,275)
Net realized and change in unrealized gain (loss)	8,573,520	(529,840)	89,515	2,189,598	2,044,876
Net increase (decrease) in net assets resulting from operations	$9,138,373	$(672,141)	$172,760	$2,387,977	$1,864,623

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

International Equity
Net investment income (loss) allocated from Series Portfolios/MP (A):
Dividend income	$3,180,586
Interest income	2,472
Net income (loss) from securities lending	84,875
Withholding taxes on foreign income	(333,420)
Expenses (net of waiver and/or reimbursement)	(586,729)
Total investment income (loss)	2,347,784

Expenses:
Administration/Investment advisory fees (B)	211,763
Distribution fees	176,469
Trustees, CCO and deferred compensation fees	1,456
Audit and tax fees	5,698
Custody and accounting fees	5,516
Legal fees	3,351
Printing and shareholder reports fees	9,671
Registration fees	12,704
Other	2,040
Total expenses before waiver and/or reimbursement and recapture	428,668
Expenses waived and/or reimbursed	(24,658)
Net expenses	404,010
Net investment income (loss)	1,943,774

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios/MP (A):
Net realized gain (loss)	(3,313,751)
Net change in unrealized appreciation (depreciation)	(4,452,080)
Net realized and change in unrealized gain (loss)	(7,765,831)
Net increase (decrease) in net assets resulting from operations	$(5,822,057)

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Money Market (A)		High Quality Bond		Inflation-Protected Securities
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (B):
Net investment income (loss)	$(17,846)	$(600)	$526,033	$740,605	$195,413	$(389,820)
Net realized gain (loss)	15,772	2,348	(161,207)	(263,373)	(506,623)	(430,856)
Net change in unrealized appreciation (depreciation)	—	—	877,226	(411,612)	6,320,332	(2,528,751)
Net increase (decrease) in net assets resulting from operations	(2,074)	1,748	1,242,052	65,620	6,009,122	(3,349,427)

Dividends and/or distributions to shareholders:
Net investment income	—	—	(765,347)	(1,654,649)	—	—
Return of capital	—	—	—	(55,885)	—	(151,483)
Total dividends and/or distributions to shareholders	—	—	(765,347)	(1,710,534)	—	(151,483)

Capital share transactions:
Proceeds from shares sold	168,531,076	749,307,114	8,962,516	26,273,195	3,954,976	28,111,283
Dividends and/or distributions reinvested	—	—	765,347	1,710,534	—	151,483
Cost of shares redeemed	(161,926,047)	(697,510,792)	(14,941,758)	(20,710,354)	(10,965,916)	(20,927,235)
Net increase (decrease) in net assets resulting from capital share transactions	6,605,029	51,796,322	(5,213,895)	7,273,375	(7,010,940)	7,335,531
Net increase (decrease) in net assets	6,602,955	51,798,070	(4,737,190)	5,628,461	(1,001,818)	3,834,621

Net assets:
Beginning of period/year	550,410,711	498,612,641	108,840,713	103,212,252	120,170,156	116,335,535
End of period/year	$557,013,666	$550,410,711	$104,103,523	$108,840,713	$119,168,338	$120,170,156
Undistributed (distributions in excess of) net investment income (loss)	$(17,846)	$—	$(239,314)	$—	$195,413	$—

Capital share transactions - shares:
Shares sold	168,531,090	749,307,189	800,659	2,325,993	361,940	2,531,756
Shares reinvested	—	—	68,364	152,233	—	13,885
Shares redeemed	(161,926,062)	(697,510,864)	(1,334,189)	(1,837,862)	(1,002,119)	(1,902,832)
Net increase (decrease) in shares outstanding	6,605,028	51,796,325	(465,166)	640,364	(640,179)	642,809

(A)	Effective May 2, 2016, the Fund underwent a 10.61-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Core Bond		High Yield Bond		Balanced
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$3,743,797	$6,579,722	$3,343,927	$6,701,694	$519,104	$930,299
Net realized gain (loss)	2,159,938	737,042	(1,518,656)	(2,037,372)	791,408	4,428,149
Net change in unrealized appreciation (depreciation)	12,462,446	(8,157,858)	6,039,010	(10,574,866)	1,410,363	(5,708,493)
Net increase (decrease) in net assets resulting from operations	18,366,181	(841,094)	7,864,281	(5,910,544)	2,720,875	(350,045)

Dividends and/or distributions to shareholders:
Net investment income	(3,720,025)	(7,142,263)	(3,383,623)	(6,686,456)	(564,772)	(1,005,819)
Net realized gains	—	(1,833,325)	—	—	—	(608,233)
Total dividends and/or distributions to shareholders	(3,720,025)	(8,975,588)	(3,383,623)	(6,686,456)	(564,772)	(1,614,052)

Capital share transactions:
Proceeds from shares sold	28,058,821	103,502,352	5,559,968	31,668,169	4,684,393	40,264,495
Dividends and/or distributions reinvested	3,720,025	8,975,588	3,383,623	6,686,456	564,772	1,614,052
Cost of shares redeemed	(47,021,391)	(87,049,392)	(13,729,328)	(35,944,699)	(9,124,148)	(26,820,512)
Net increase (decrease) in net assets resulting from capital share transactions	(15,242,545)	25,428,548	(4,785,737)	2,409,926	(3,874,983)	15,058,035
Net increase (decrease) in net assets	(596,389)	15,611,866	(305,079)	(10,187,074)	(1,718,880)	13,093,938

Net assets:
Beginning of period/year	382,369,811	366,757,945	117,295,689	127,482,763	90,541,293	77,447,355
End of period/year	$381,773,422	$382,369,811	$116,990,610	$117,295,689	$88,822,413	$90,541,293
Undistributed (distributions in excess of) net investment income (loss)	$23,772	$—	$(22,477)	$17,219	$(27,747)	$17,921

Capital share transactions - shares:
Shares sold	2,159,725	7,876,473	704,785	3,635,427	240,813	2,021,235
Shares reinvested	284,045	692,007	417,843	790,314	28,831	83,222
Shares redeemed	(3,608,273)	(6,661,247)	(1,716,363)	(4,174,597)	(473,510)	(1,358,528)
Net increase (decrease) in shares outstanding	(1,164,503)	1,907,233	(593,735)	251,144	(203,866)	745,929

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Value		Stock Index		Large Core
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$2,068,071	$2,648,969	$2,379,616	$5,062,665	$652,825	$693,470
Net realized gain (loss)	(3,042,152)	27,907,737	1,230,032	8,189,824	198,977	10,247,095
Net change in unrealized appreciation (depreciation)	(10,480,524)	(32,548,795)	5,957,492	(10,073,384)	(3,191,377)	(11,873,592)
Net increase (decrease) in net assets resulting from operations	(11,454,605)	(1,992,089)	9,567,140	3,179,105	(2,339,575)	(933,027)

Dividends and/or distributions to shareholders:
Net investment income	(2,160,656)	(2,692,378)	(2,484,667)	(5,596,875)	(678,160)	(710,248)
Net realized gains	—	—	—	—	—	(598,534)
Total dividends and/or distributions to shareholders	(2,160,656)	(2,692,378)	(2,484,667)	(5,596,875)	(678,160)	(1,308,782)

Capital share transactions:
Proceeds from shares sold	4,581,219	37,188,116	27,033,923	85,883,195	1,930,688	15,413,391
Dividends and/or distributions reinvested	2,160,656	2,692,378	2,484,667	5,596,875	678,160	1,308,782
Cost of shares redeemed	(20,992,797)	(75,267,884)	(72,517,477)	(158,153,609)	(6,473,420)	(25,646,761)
Net increase (decrease) in net assets resulting from capital share transactions	(14,250,922)	(35,387,390)	(42,998,887)	(66,673,539)	(3,864,572)	(8,924,588)
Net increase (decrease) in net assets	(27,866,183)	(40,071,857)	(35,916,414)	(69,091,309)	(6,882,307)	(11,166,397)

Net assets:
Beginning of period/year	245,999,162	286,071,019	329,033,048	398,124,357	84,309,136	95,475,533
End of period/year	$218,132,979	$245,999,162	$293,116,634	$329,033,048	$77,426,829	$84,309,136
Undistributed (distributions in excess of) net investment income (loss)	$(86,445)	$6,140	$(96,836)	$8,215	$(25,335)	$—

Capital share transactions - shares:
Shares sold	187,771	1,338,011	1,762,575	5,352,973	64,584	462,512
Shares reinvested	84,093	99,536	155,398	354,359	21,761	40,863
Shares redeemed	(848,839)	(2,731,985)	(4,660,991)	(9,847,062)	(212,120)	(769,390)
Net increase (decrease) in shares outstanding	(576,975)	(1,294,438)	(2,743,018)	(4,139,730)	(125,775)	(266,015)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Growth		Mid Value		Mid Growth
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$(233,035)	$(730,213)	$564,853	$1,106,660	$(142,301)	$(445,992)
Net realized gain (loss)	5,831,304	16,822,735	3,421,797	10,739,422	(2,049,853)	9,064,941
Net change in unrealized appreciation (depreciation)	(14,346,502)	6,445,111	5,151,723	(13,086,403)	1,520,013	(9,680,616)
Net increase (decrease) in net assets resulting from operations	(8,748,233)	22,537,633	9,138,373	(1,240,321)	(672,141)	(1,061,667)

Dividends and/or distributions to shareholders:
Net investment income	—	—	(728,560)	(1,244,221)	—	—
Net realized gains	—	(16,099,095)	—	(5,123,541)	—	(4,948,601)
Total dividends and/or distributions to shareholders	—	(16,099,095)	(728,560)	(6,367,762)	—	(4,948,601)

Capital share transactions:
Proceeds from shares sold	6,849,608	44,890,374	4,146,898	28,599,381	1,529,086	15,220,890
Dividends and/or distributions reinvested	—	16,099,095	728,560	6,367,762	—	4,948,601
Cost of shares redeemed	(25,581,207)	(67,462,259)	(18,919,395)	(53,819,919)	(6,206,947)	(19,777,404)
Net increase (decrease) in net assets resulting from capital share transactions	(18,731,599)	(6,472,790)	(14,043,937)	(18,852,776)	(4,677,861)	392,087
Net increase (decrease) in net assets	(27,479,832)	(34,252)	(5,634,124)	(26,460,859)	(5,350,002)	(5,618,181)

Net assets:
Beginning of period/year	266,687,922	266,722,174	134,609,226	161,070,085	53,966,235	59,584,416
End of period/year	$239,208,090	$266,687,922	$128,975,102	$134,609,226	$48,616,233	$53,966,235
Undistributed (distributions in excess of) net investment income (loss)	$(233,035)	$—	$(163,707)	$—	$(142,301)	$—

Capital share transactions - shares:
Shares sold	262,311	1,522,220	210,985	1,336,438	182,745	1,427,197
Shares reinvested	—	572,922	34,855	319,455	—	558,074
Shares redeemed	(958,983)	(2,286,428)	(924,391)	(2,525,373)	(739,360)	(1,883,241)
Net increase (decrease) in shares outstanding	(696,672)	(191,286)	(678,551)	(869,480)	(556,615)	102,030

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Small Value		Small Core		Small Growth
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$83,245	$132,478	$198,379	$339,308	$(180,253)	$(272,883)
Net realized gain (loss)	(771,346)	9,092,442	(2,227,025)	681,424	3,132,151	2,208,274
Net change in unrealized appreciation (depreciation)	860,861	(11,952,876)	4,416,623	(8,497,153)	(1,087,275)	(838,718)
Net increase (decrease) in net assets resulting from operations	172,760	(2,727,956)	2,387,977	(7,476,421)	1,864,623	1,096,673

Dividends and/or distributions to shareholders:
Net investment income	(112,687)	(105,731)	(251,702)	(383,563)	—	(84,765)
Net realized gains	—	(1,804,796)	—	—	—	(2,496,538)
Total dividends and/or distributions to shareholders	(112,687)	(1,910,527)	(251,702)	(383,563)	—	(2,581,303)

Capital share transactions:
Proceeds from shares sold	1,546,280	7,894,460	1,742,940	7,425,983	1,061,739	10,555,474
Dividends and/or distributions reinvested	112,687	1,910,527	251,702	383,563	—	2,581,303
Cost of shares redeemed	(3,739,505)	(9,563,945)	(4,218,023)	(20,020,146)	(4,681,002)	(10,379,775)
Net increase (decrease) in net assets resulting from capital share transactions	(2,080,538)	241,042	(2,223,381)	(12,210,600)	(3,619,263)	2,757,002
Net increase (decrease) in net assets	(2,020,465)	(4,397,441)	(87,106)	(20,070,584)	(1,754,640)	1,272,372

Net assets:
Beginning of period/year	36,463,173	40,860,614	62,120,451	82,191,035	40,220,578	38,948,206
End of period/year	$34,442,708	$36,463,173	$62,033,345	$62,120,451	$38,465,938	$40,220,578
Undistributed (distributions in excess of) net investment income (loss)	$(29,442)	$—	$(53,323)	$—	$(180,253)	$—

Capital share transactions - shares:
Shares sold	107,390	457,090	69,591	264,499	70,114	601,048
Shares reinvested	7,491	126,462	9,457	14,091	—	159,236
Shares redeemed	(260,375)	(561,296)	(165,964)	(720,861)	(308,779)	(593,494)
Net increase (decrease) in shares outstanding	(145,494)	22,256	(86,916)	(442,271)	(238,665)	166,790

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	International Equity
	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$1,943,774	$2,893,934
Net realized gain (loss)	(3,313,751)	(4,247,186)
Net change in unrealized appreciation (depreciation)	(4,452,080)	(3,603,202)
Net increase (decrease) in net assets resulting from operations	(5,822,057)	(4,956,454)

Dividends and/or distributions to shareholders:
Net investment income	(1,847,774)	(2,802,483)
Return of capital	—	(226,738)
Total dividends and/or distributions to shareholders	(1,847,774)	(3,029,221)

Capital share transactions:
Proceeds from shares sold	6,960,185	31,119,973
Dividends and/or distributions reinvested	1,847,774	3,029,221
Cost of shares redeemed	(14,237,550)	(37,163,322)
Net increase (decrease) in net assets resulting from capital share transactions	(5,429,591)	(3,014,128)
Net increase (decrease) in net assets	(13,099,422)	(10,999,803)

Net assets:
Beginning of period/year	151,235,692	162,235,495
End of period/year	$138,136,270	$151,235,692
Undistributed (distributions in excess of) net investment income (loss)	$96,000	$—

Capital share transactions - shares:
Shares sold	762,651	2,852,931
Shares reinvested	190,860	272,685
Shares redeemed	(1,499,910)	(3,462,681)
Net increase (decrease) in shares outstanding	(546,399)	(337,065)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Money Market (A)
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations: (B)
Net investment income (loss) (C)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	—		(0.00	)(D)
Net realized and unrealized gain (loss)	0.00	(D)	0.00	(D)	0.00	(D)	0.00	(D)	—		0.00	(D)
Total investment operations	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	0.00	(D)	—		0.00	(D)
Dividends and/or distributions to shareholders:
Net investment income	—		—		—		(0.00	)(D)	—		—
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	0.00	%(F)(G)	0.00	%(G)	0.00	%(G)	0.00	%(G)	0.00	%(G)	0.00	%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$557,014		$550,411		$498,613		$474,926		$399,195		$368,104
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.86	%(H)	0.87%		0.87%		0.87%		0.88%		0.87%
Including waiver and/or reimbursement and recapture (I)	0.47	%(H)	0.29%		0.23%		0.22%		0.18%		0.24%
Net investment income (loss) to average net assets (B)	(0.01	)%(H)	(0.00	)%(G)	(0.00	)%(G)	(0.00	)%(G)	—%		(0.00	)%(G)

(A)	Effective May 2, 2016, the Fund underwent a 10.61-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(F)	Not annualized.
(G)	Rounds to less than 0.01% or (0.01)%.
(H)	Annualized.
(I)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Affiliates and Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	High Quality Bond
June 30, 2016 (unaudited)	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.14	$11.31	$11.44	$11.66	$11.59	$11.65
Investment operations: (A)
Net investment income (loss) (B)	0.06	0.08	0.10	0.14	0.17	0.21
Net realized and unrealized gain (loss)	0.07	(0.08)	(0.08)	(0.16)	0.10	(0.04)
Total investment operations	0.13	0.00	(C)	0.02	(0.02)	0.27	0.17
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.16)	(0.15)	(0.20)	(0.20)	(0.23)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.08)	(0.17)	(0.15)	(0.20)	(0.20)	(0.23)
Net asset value, end of period/year	$11.19	$11.14	$11.31	$11.44	$11.66	$11.59
Total return (D)	1.18	%(E)	0.04%	0.18%	(0.16)%	2.32%	1.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$104,104	$108,841	$103,212	$83,399	$69,978	$74,049
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	0.99	%(F)	0.99%	1.00%	1.00%	1.03%	1.01%
Including waiver and/or reimbursement	0.99	%(F)	0.99%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets (A)	1.00	%(F)	0.67%	0.86%	1.20%	1.48%	1.81%
Portfolio turnover rate of Series Portfolio	51	%(E)	70%	92%	77%	68%	84%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Inflation-Protected Securities
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$10.75		$11.04		$10.96		$12.25		$12.46		$11.46
Investment operations: (A)
Net investment income (loss) (B)	0.02		(0.03)		0.06		(0.02)		0.11		0.33
Net realized and unrealized gain (loss)	0.54		(0.25)		0.20		(1.06)		0.69		0.99
Total investment operations	0.56		(0.28)		0.26		(1.08)		0.80		1.32
Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.10)		—		(0.15)		(0.32)
Net realized gains	—		—		(0.02)		(0.21)		(0.86)		—
Return of capital	—		(0.01)		(0.06)		—		—		—
Total dividends and/or distributions to shareholders	—		(0.01)		(0.18)		(0.21)		(1.01)		(0.32)
Net asset value, end of period/year	$11.31		$10.75		$11.04		$10.96		$12.25		$12.46
Total return (C)	5.21	%(D)	(2.51)%		2.32%		(8.79)%		6.43%		11.67%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$119,168		$120,170		$116,336		$96,888		$96,283		$112,546
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.04	%(E)	1.04%		1.03%		1.02%		1.03%		1.01%
Including waiver and/or reimbursement	1.00	%(E)(F)	1.00	%(F)	1.00	%(F)	1.00	%(F)	1.00	%(F)	1.00%
Net investment income (loss) to average net assets (A)	0.33	%(E)	(0.31)%		0.55%		(0.14)%		0.87%		2.71%
Portfolio turnover rate of Series Portfolio	38	%(D)	54%		81%		99%		103%		134%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Core Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.80		$13.12	$12.85	$13.57	$13.15	$12.85
Investment operations: (A)
Net investment income (loss) (B)	0.13		0.22	0.26	0.27	0.33	0.38
Net realized and unrealized gain (loss)	0.50		(0.24)	0.47	(0.48)	0.66	0.32
Total investment operations	0.63		(0.02)	0.73	(0.21)	0.99	0.70
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.24)	(0.31)	(0.45)	(0.37)	(0.40)
Net realized gains	—		(0.06)	(0.15)	(0.06)	(0.20)	—
Total dividends and/or distributions to shareholders	(0.13)		(0.30)	(0.46)	(0.51)	(0.57)	(0.40)
Net asset value, end of period/year	$13.30		$12.80	$13.12	$12.85	$13.57	$13.15
Total return (C)	4.93	%(D)	(0.16)%	5.71%	(1.54)%	7.64%	5.55%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$381,773		$382,370	$366,758	$316,099	$357,948	$386,270
Expenses to average net assets (A)	0.96	%(E)	0.96%	0.97%	0.98%	0.99%	0.98%
Net investment income (loss) to average net assets (A)	1.97	%(E)	1.69%	1.99%	2.06%	2.44%	2.96%
Portfolio turnover rate of Series Portfolio	19	%(D)	46%	184%	200%	297%	406%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	High Yield Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$7.92		$8.76	$9.00	$8.93	$8.35	$8.63
Investment operations: (A)
Net investment income (loss) (B)	0.23		0.45	0.48	0.53	0.59	0.65
Net realized and unrealized gain (loss)	0.32		(0.84)	(0.24)	0.07	0.59	(0.28)
Total investment operations	0.55		(0.39)	0.24	0.60	1.18	0.37
Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.45)	(0.48)	(0.53)	(0.60)	(0.65)
Net asset value, end of period/year	$8.23		$7.92	$8.76	$9.00	$8.93	$8.35
Total return (C)	7.00	%(D)	(4.67)%	2.68%	6.91%	14.55%	4.40%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$116,991		$117,296	$127,483	$121,202	$115,923	$106,726
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.18	%(E)	1.18%	1.19%	1.19%	1.22%	1.20%
Including waiver and/or reimbursement	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets (A)	5.79	%(E)	5.21%	5.35%	5.86%	6.75%	7.55%
Portfolio turnover rate of Series Portfolio	19	%(D)	44%	97%	51%	102%	81%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Balanced
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$19.39		$19.75	$18.12	$15.65	$14.06	$13.89
Investment operations: (A)
Net investment income (loss) (B)	0.11		0.20	0.21	0.14	0.18	0.23
Net realized and unrealized gain (loss)	0.53		(0.22)	1.65	2.60	1.61	0.16
Total investment operations	0.64		(0.02)	1.86	2.74	1.79	0.39
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.21)	(0.23)	(0.27)	(0.20)	(0.22)
Net realized gains	—		(0.13)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.13)		(0.34)	(0.23)	(0.27)	(0.20)	(0.22)
Net asset value, end of period/year	$19.90		$19.39	$19.75	$18.12	$15.65	$14.06
Total return (C)	3.23	%(D)	(0.08)%	10.35%	17.65%	12.80%	3.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$88,822		$90,541	$77,447	$52,672	$41,680	$37,806
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.14	%(E)	1.16%	1.21%	1.28%	1.30%	1.29%
Including waiver and/or reimbursement (F)	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets (A)	1.19	%(E)	1.00%	1.09%	0.85%	1.22%	1.66%
Portfolio turnover rate of Series Portfolio	15	%(D)	50%	92%	123%	150%	245%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Large Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$26.81		$27.32	$25.19	$18.55	$16.14	$16.05
Investment operations: (A)
Net investment income (loss) (B)	0.23		0.26	0.19	0.26	0.27	0.19
Net realized and unrealized gain (loss)	(1.43)		(0.50)	2.13	6.64	2.42	0.09
Total investment operations	(1.20)		(0.24)	2.32	6.90	2.69	0.28
Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.27)	(0.19)	(0.26)	(0.28)	(0.19)
Net asset value, end of period/year	$25.36		$26.81	$27.32	$25.19	$18.55	$16.14
Total return (C)	(4.50	)%(D)	(0.87)%	9.25%	37.38%	16.75%	1.78%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$218,133		$245,999	$286,071	$254,779	$207,103	$224,932
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.07	%(E)	1.06%	1.06%	1.07%	1.08%	1.06%
Including waiver and/or reimbursement	1.00	%(E)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets (A)	1.87	%(E)	0.95%	0.71%	1.17%	1.56%	1.17%
Portfolio turnover rate of Series Portfolio	24	%(D)	65%	69%	99%	48%	55%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Stock Index
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$15.87		$16.01	$14.37		$11.08		$9.80		$9.77
Investment operations: (A)
Net investment income (loss) (B)	0.12		0.22	0.21		0.19		0.18		0.15
Net realized and unrealized gain (loss)	0.44		(0.11)	1.64		3.29		1.32		(0.01)
Total investment operations	0.56		0.11	1.85		3.48		1.50		0.14
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.25)	(0.21)		(0.19)		(0.22)		(0.11)
Net asset value, end of period/year	$16.30		$15.87	$16.01		$14.37		$11.08		$9.80
Total return (C)	3.53	%(D)	0.71%	12.93%		31.57%		15.36%		1.46%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$293,117		$329,033	$398,124		$375,076		$325,263		$334,502
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	0.74	%(E)	0.74%	0.70%		0.69%		0.72%		0.69%
Including waiver and/or reimbursement	0.65	%(E)(F)	0.65%	0.65	%(F)	0.65	%(F)	0.65	%(F)	0.65	%(F)
Net investment income (loss) to average net assets (A)	1.54	%(E)	1.38%	1.38%		1.45%		1.67%		1.48%
Portfolio turnover rate of MP	2	%(D)	2%	3%		2%		10%		5%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio (“MP”).
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying MP level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Large Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$31.98		$32.90	$28.86	$21.32	$18.49	$18.11
Investment operations: (A)
Net investment income (loss) (B)	0.25		0.25	0.15	0.23	0.23	0.16
Net realized and unrealized gain (loss)	(1.11)		(0.68)	4.04	7.54	2.85	0.38
Total investment operations	(0.86)		(0.43)	4.19	7.77	3.08	0.54
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.26)	(0.15)	(0.23)	(0.25)	(0.16)
Net realized gains	—		(0.23)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.27)		(0.49)	(0.15)	(0.23)	(0.25)	(0.16)
Net asset value, end of period/year	$30.85		$31.98	$32.90	$28.86	$21.32	$18.49
Total return (C)	(2.71	)%(D)	(1.31)%	14.56%	36.59%	16.68%	2.98%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$77,427		$84,309	$95,476	$81,058	$62,843	$72,507
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.26	%(E)	1.25%	1.25%	1.26%	1.28%	1.26%
Including waiver and/or reimbursement	1.15	%(E)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets (A)	1.68	%(E)	0.75%	0.50%	0.90%	1.15%	0.85%
Portfolio turnover rate of Series Portfolio	24	%(D)	64%	70%	116%	54%	63%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Large Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$28.52		$27.95	$28.71	$21.35		$18.71		$19.16
Investment operations: (A)
Net investment income (loss) (B)	(0.03)		(0.08)	(0.05)	(0.01)		0.03		(0.05)
Net realized and unrealized gain (loss)	(0.85)		2.42	2.87	7.38		2.63		(0.40)
Total investment operations	(0.88)		2.34	2.82	7.37		2.66		(0.45)
Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.01)		(0.02)		—
Net realized gains	—		(1.77)	(3.58)	—		—		—
Total dividends and/or distributions to shareholders	—		(1.77)	(3.58)	(0.01)		(0.02)		—
Net asset value, end of period/year	$27.64		$28.52	$27.95	$28.71		$21.35		$18.71
Total return (C)	(3.09	)%(D)	8.54%	10.06%	34.54%		14.24%		(2.35)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$239,208		$266,688	$266,722	$248,821		$207,916		$240,512
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.24	%(E)	1.23%	1.24%	1.25%		1.25%		1.24%
Including waiver and/or reimbursement	1.24	%(E)	1.23%	1.24%	1.24	%(F)	1.25	%(F)	1.24%
Net investment income (loss) to average net assets (A)	(0.19	)%(E)	(0.26)%	(0.18)%	(0.03)%		0.15%		(0.24)%
Portfolio turnover rate of Series Portfolio	14	%(D)	33%	73%	49%		53%		53%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Mid Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$20.04		$21.23	$19.04	$14.46		$12.26		$12.67
Investment operations: (A)
Net investment income (loss) (B)	0.09		0.15	0.15	0.06		0.11		0.07
Net realized and unrealized gain (loss)	1.35		(0.37)	2.20	4.60		2.20		(0.42)
Total investment operations	1.44		(0.22)	2.35	4.66		2.31		(0.35)
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.18)	(0.16)	(0.08)		(0.11)		(0.06)
Net realized gains	—		(0.79)	—	—		—		—
Total dividends and/or distributions to shareholders	(0.12)		(0.97)	(0.16)	(0.08)		(0.11)		(0.06)
Net asset value, end of period/year	$21.36		$20.04	$21.23	$19.04		$14.46		$12.26
Total return (C)	7.18	%(D)	(1.00)%	12.37%	32.30%		18.88%		(2.68)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,975		$134,609	$161,070	$156,087		$127,161		$147,575
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.30	%(E)	1.29%	1.30%	1.30%		1.32%		1.29%
Including waiver and/or reimbursement	1.25	%(E)	1.25%	1.25%	1.25	%(F)	1.25	%(F)	1.25%
Net investment income (loss) to average net assets (A)	0.86	%(E)	0.72%	0.77%	0.38%		0.78%		0.52%
Portfolio turnover rate of Series Portfolio	24	%(D)	37%	92%	53%		71%		69%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Mid Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$8.94		$10.04	$10.25	$10.47	$9.90	$10.70
Investment operations: (A)
Net investment income (loss) (B)	(0.02)		(0.08)	0.01	(0.07)	(0.05)	(0.10)
Net realized and unrealized gain (loss)	(0.05)		(0.13)	0.72	2.99	1.36	(0.70)
Total investment operations	(0.07)		(0.21)	0.73	2.92	1.31	(0.80)
Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.01)	—	—	—
Net realized gains	—		(0.89)	(0.93)	(3.14)	(0.74)	—
Total dividends and/or distributions to shareholders	—		(0.89)	(0.94)	(3.14)	(0.74)	—
Net asset value, end of period/year	$8.87		$8.94	$10.04	$10.25	$10.47	$9.90
Total return (C)	(0.78	)%(D)	(1.95)%	7.41%	29.54%	13.29%	(7.48)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,616		$53,966	$59,584	$57,872	$52,310	$68,655
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.45	%(E)	1.39%	1.41%	1.41%	1.41%	1.38%
Including waiver and/or reimbursement (F)	1.35	%(E)	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss) to average net assets (A)	(0.58	)%(E)	(0.72)%	0.06%	(0.60)%	(0.51)%	(0.93)%
Portfolio turnover rate of Series Portfolio	27	%(D)	70%	60%	234%	178%	135%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Small Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$15.09		$17.07	$16.06	$12.09	$10.54	$10.46
Investment operations: (A)
Net investment income (loss) (B)	0.04		0.05	0.05	(0.01)	0.09	0.00	(C)
Net realized and unrealized gain (loss)	0.09		(1.21)	1.02	4.03	1.52	0.08
Total investment operations	0.13		(1.16)	1.07	4.02	1.61	0.08
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.04)	(0.06)	(0.05)	(0.06)	(0.00	)(C)
Net realized gains	—		(0.78)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.05)		(0.82)	(0.06)	(0.05)	(0.06)	(0.00	)(C)
Net asset value, end of period/year	$15.17		$15.09	$17.07	$16.06	$12.09	$10.54
Total return (D)	0.86	%(E)	(6.75)%	6.69%	33.31%	15.30%	0.78%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$34,443		$36,463	$40,861	$35,786	$26,117	$31,392
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.63	%(F)	1.56%	1.57%	1.57%	1.61%	1.57%
Including waiver and/or reimbursement (G)	1.50	%(F)	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss) to average net assets (A)	0.49	%(F)	0.32%	0.34%	(0.08)%	0.80%	(0.01)%
Portfolio turnover rate of Series Portfolio	42	%(E)	133%	18%	16%	15%	16%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Small Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$25.81		$28.85	$27.98	$21.10	$18.54	$19.07
Investment operations: (A)
Net investment income (loss) (B)	0.08		0.13	0.12	0.03	0.08	(0.06)
Net realized and unrealized gain (loss)	0.96		(3.02)	0.88	6.89	2.58	(0.47)
Total investment operations	1.04		(2.89)	1.00	6.92	2.66	(0.53)
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.15)	(0.13)	(0.04)	(0.10)	—
Net asset value, end of period/year	$26.74		$25.81	$28.85	$27.98	$21.10	$18.54
Total return (C)	4.02	%(D)	(10.05)%	3.58%	32.80%	14.33%	(2.78)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$62,033		$62,120	$82,191	$89,084	$80,670	$89,650
Expenses to average net assets (A)	1.48	%(E)	1.46%	1.45%	1.46%	1.47%	1.46%
Net investment income (loss) to average net assets (A)	0.66	%(E)	0.46%	0.43%	0.12%	0.41%	(0.30)%
Portfolio turnover rate of Series Portfolio	72	%(D)	132%	148%	195%	59%	59%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Small Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$15.97		$16.56	$17.63	$12.86	$12.78	$13.75
Investment operations: (A)
Net investment income (loss) (B)	(0.08)		(0.11)	(0.17)	(0.17)	(0.11)	(0.14)
Net realized and unrealized gain (loss)	0.98		0.60	0.55	4.94	0.19	(0.83)
Total investment operations	0.90		0.49	0.38	4.77	0.08	(0.97)
Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	—	—	—	—
Net realized gains	—		(1.04)	(1.45)	—	—	—
Total dividends and/or distributions to shareholders	—		(1.08)	(1.45)	—	—	—
Net asset value, end of period/year	$16.87		$15.97	$16.56	$17.63	$12.86	$12.78
Total return (C)	5.64	%(D)	2.89%	2.45%	37.09%	0.63%	(7.05)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,466		$40,221	$38,948	$35,415	$25,251	$34,335
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.60	%(E)	1.56%	1.60%	1.62%	1.69%	1.62%
Including waiver and/or reimbursement (F)	1.55	%(E)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss) to average net assets (A)	(0.98	)%(E)	(0.64)%	(1.02)%	(1.11)%	(0.82)%	(1.02)%
Portfolio turnover rate of Series Portfolio	50	%(D)	53%	78%	72%	209%	120%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	International Equity
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.12		$10.62	$11.82	$10.53	$9.21	$10.77
Investment operations: (A)
Net investment income (loss) (B)	0.13		0.19	0.25	0.08	0.11	0.12
Net realized and unrealized gain (loss)	(0.52)		(0.50)	(1.20)	1.31	1.41	(1.62)
Total investment operations	(0.39)		(0.31)	(0.95)	1.39	1.52	(1.50)
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.18)	(0.25)	(0.10)	(0.20)	(0.06)
Return of capital	—		(0.01)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.13)		(0.19)	(0.25)	(0.10)	(0.20)	(0.06)
Net asset value, end of period/year	$9.60		$10.12	$10.62	$11.82	$10.53	$9.21
Total return (C)	(3.88	)%(D)	(3.08)%	(8.22)%	13.27%	16.65%	(14.01)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$138,136		$151,236	$162,235	$157,125	$142,538	$171,170
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.44	%(E)	1.42%	1.43%	1.45%	1.43%	1.41%
Including waiver and/or reimbursement	1.40	%(E)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (A)	2.75	%(E)	1.71%	2.12%	0.73%	1.12%	1.12%
Portfolio turnover rate of Series Portfolio	13	%(D)	23%	28%	116%	23%	24%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Partners Funds Group (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust is composed of twenty-one different series that are separate investment funds. Sixteen of the series are doing business as Transamerica Partners Fund Group, which are diversified open-ended management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund, with the exception of Transamerica Partners Stock Index, invests all of its investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”). Transamerica Partners Stock Index invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio” or “MP”).

Fund
Transamerica Partners Government Money Market (“Money Market”) (A)
Transamerica Partners High Quality Bond (“High Quality Bond”)
Transamerica Partners Inflation-Protected Securities (“Inflation-Protected Securities”)
Transamerica Partners Core Bond (“Core Bond”)
Transamerica Partners High Yield Bond (“High Yield Bond”)
Transamerica Partners Balanced (“Balanced”)
Transamerica Partners Large Value (“Large Value”)
Transamerica Partners Stock Index (“Stock Index”)
Transamerica Partners Large Core (“Large Core”)
Transamerica Partners Large Growth (“Large Growth”)
Transamerica Partners Mid Value (“Mid Value”)
Transamerica Partners Mid Growth (“Mid Growth”)
Transamerica Partners Small Value (“Small Value”)
Transamerica Partners Small Core (“Small Core”)
Transamerica Partners Small Growth (“Small Growth”)
Transamerica Partners International Equity (“International Equity”)

(A)	Formerly, Transamerica Partners Money Market. The Fund transitioned from a “prime” money market fund to a “government” money market fund on May 1, 2016.

The financial statements of the Series Portfolio and the MP are included within this report and should be read in conjunction with the Funds’ financial statements.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

1. ORGANIZATION (continued)

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Investment valuation: The value of each Fund’s investments in the corresponding Series Portfolio or MP, as noted in the Statements of Assets and Liabilities, reflects that Fund’s proportional interest in the net assets of the corresponding series of the Series Portfolio or the MP.

The valuation policy for the underlying securities held by the Series Portfolio is discussed in the Series Portfolio’s Notes to Financial Statements, which accompany this report. The valuation policy for the underlying securities held by the MP is discussed in the MP’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: Each Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the corresponding series of the Series Portfolio or the MP. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Series Portfolio or the MP are allocated pro rata among the investors and recorded by the Funds on a daily basis.

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each of the Funds. Expenses attributable to a Fund are charged to that Fund.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Funds’ investment adviser and administrator, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Trust are also officers and/or trustees of TAM, TFS, and TCI. No interested trustees, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receive compensation from the Trust. Similarly, none of the Trust’s officers and interested trustees receive compensation from the Funds. The independent trustees of the Trust are also trustees of the affiliated investment companies, for which they receive fees.

As of June 30, 2016, the percentage of each Fund’s interest in the Series Portfolio or MP, including any open receivable or payable, is as follows:

Fund	Percentage of Interest in Series Portfolio or MP
Money Market	61.95%
High Quality Bond	31.32
Inflation-Protected Securities	44.80
Core Bond	30.44
High Yield Bond	14.78
Balanced	59.57
Large Value	29.07
Stock Index	3.61
Large Core	27.90
Large Growth	28.10
Mid Value	15.29
Mid Growth	49.91
Small Value	53.13
Small Core	27.48
Small Growth	58.05
International Equity	38.40

As of June 30, 2016, the percentage of each Fund’s net assets owned by affiliated investors are as follows:

Money Market	Value	Percentage of Net Assets
Transamerica Asset Allocation – Intermediate Horizon	$566,429	0.10%
Transamerica Asset Allocation – Intermediate/Long Horizon	185,533	0.03
Transamerica Asset Allocation – Long Horizon	105,938	0.02
Transamerica Asset Allocation – Short Horizon	327,040	0.06
Transamerica Asset Allocation – Short/Intermediate Horizon	332,245	0.06
Total	$1,517,185	0.27%

High Quality Bond
Transamerica Asset Allocation – Intermediate Horizon	$22,541,959	21.65%
Transamerica Asset Allocation – Intermediate/Long Horizon	3,252,801	3.12
Transamerica Asset Allocation – Long Horizon	385,577	0.37
Transamerica Asset Allocation – Short Horizon	27,722,980	26.63
Transamerica Asset Allocation – Short/Intermediate Horizon	27,395,431	26.32
Total	$81,298,748	78.09%

Inflation-Protected Securities
Transamerica Asset Allocation – Intermediate Horizon	$33,403,753	28.03%
Transamerica Asset Allocation – Intermediate/Long Horizon	15,350,803	12.88
Transamerica Asset Allocation – Long Horizon	2,570,468	2.16
Transamerica Asset Allocation – Short Horizon	25,687,593	21.56
Transamerica Asset Allocation – Short/Intermediate Horizon	24,779,554	20.79
Total	$101,792,171	85.42%

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Core Bond	Value	Percentage of Net Assets
Transamerica Asset Allocation – Intermediate Horizon	$67,318,625	17.64%
Transamerica Asset Allocation – Intermediate/Long Horizon	25,062,057	6.56
Transamerica Asset Allocation – Long Horizon	3,102,651	0.81
Transamerica Asset Allocation – Short Horizon	76,054,261	19.92
Transamerica Asset Allocation – Short/Intermediate Horizon	65,348,888	17.12
Total	$236,886,482	62.05%

High Yield Bond
Transamerica Asset Allocation – Intermediate Horizon	$16,703,214	14.28%
Transamerica Asset Allocation – Intermediate/Long Horizon	6,905,044	5.90
Transamerica Asset Allocation – Long Horizon	1,590,437	1.36
Transamerica Asset Allocation – Short Horizon	16,439,975	14.05
Transamerica Asset Allocation – Short/Intermediate Horizon	15,522,259	13.27
Total	$57,160,929	48.86%

Large Value
Transamerica Asset Allocation – Intermediate Horizon	$37,210,782	17.06%
Transamerica Asset Allocation – Intermediate/Long Horizon	28,492,687	13.06
Transamerica Asset Allocation – Long Horizon	16,560,898	7.59
Transamerica Asset Allocation – Short Horizon	4,722,911	2.17
Transamerica Asset Allocation – Short/Intermediate Horizon	15,781,243	7.23
Total	$102,768,521	47.11%

Large Growth
Transamerica Asset Allocation – Intermediate Horizon	$38,180,898	15.96%
Transamerica Asset Allocation – Intermediate/Long Horizon	31,223,115	13.05
Transamerica Asset Allocation – Long Horizon	18,126,178	7.58
Transamerica Asset Allocation – Short Horizon	4,929,830	2.06
Transamerica Asset Allocation – Short/Intermediate Horizon	17,138,056	7.17
Total	$109,598,077	45.82%

Mid Value
Transamerica Asset Allocation – Intermediate Horizon	$9,440,756	7.32%
Transamerica Asset Allocation – Intermediate/Long Horizon	8,857,053	6.87
Transamerica Asset Allocation – Long Horizon	5,390,396	4.18
Transamerica Asset Allocation – Short/Intermediate Horizon	4,358,892	3.38
Total	$28,047,097	21.75%

Mid Growth
Transamerica Asset Allocation – Intermediate Horizon	$8,393,247	17.27%
Transamerica Asset Allocation – Intermediate/Long Horizon	7,833,997	16.11
Transamerica Asset Allocation – Long Horizon	4,783,517	9.84
Transamerica Asset Allocation – Short/Intermediate Horizon	3,654,747	7.52
Total	$24,665,508	50.74%

Small Value
Transamerica Asset Allocation – Intermediate Horizon	$8,700,623	25.26%
Transamerica Asset Allocation – Intermediate/Long Horizon	7,699,513	22.35
Transamerica Asset Allocation – Long Horizon	4,879,421	14.17
Total	$21,279,557	61.78%

Small Core
Transamerica Asset Allocation – Short Horizon	$3,184,047	5.13%
Transamerica Asset Allocation – Short/Intermediate Horizon	3,629,410	5.85
Total	$6,813,457	10.98%

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Small Growth	Value	Percentage of Net Assets
Transamerica Asset Allocation – Intermediate Horizon	$9,371,758	24.36%
Transamerica Asset Allocation – Intermediate/Long Horizon	7,973,921	20.73
Transamerica Asset Allocation – Long Horizon	4,991,354	12.98
Total	$22,337,033	58.07%

International Equity
Transamerica Asset Allocation – Intermediate Horizon	$31,382,719	22.72%
Transamerica Asset Allocation – Intermediate/Long Horizon	26,966,527	19.52
Transamerica Asset Allocation – Long Horizon	16,984,378	12.30
Transamerica Asset Allocation – Short Horizon	3,056,497	2.21
Transamerica Asset Allocation – Short/Intermediate Horizon	12,513,308	9.06
Total	$90,903,429	65.81%

Investment advisory fees: TAM provides general investment advice to each Fund pursuant to the investment advisory agreement. For its services, with the exception of Stock Index, each Fund is allocated investment advisory fees based on the interest owned in the corresponding Series Portfolio. The advisory fees are accrued daily on Average Net Assets (“ANA”) and payable monthly at an annual rate set forth in the Series Portfolio’s Notes to Financial Statements, which accompany this report. Currently, each Fund, other than Stock Index, invests all of its assets in a corresponding Series Portfolio, and the fees payable to TAM under the investment advisory agreement are reduced completely by the aggregate advisory fees allocated to the Funds by the corresponding Series Portfolio. For all Funds, excluding Stock Index, the investment advisory fees for each Fund is included in the Statements of Operations within Net investment income (loss) allocated from the Series Portfolio, in Expenses (net of waiver and/or reimbursement).

Stock Index pays TAM an annual fee of 0.40% of the Fund’s daily ANA, which includes both advisory and administrative services. This amount is reduced by the advisory fee charged by the MP of 0.05%. The investment advisory fees for Stock Index are included in Administration/Investment advisory fees within the Statements of Operations.

TAM has contractually agreed to waive and/or reimburse expenses of each Fund through May 1, 2017, to the extent that total operating expenses based on daily ANAs, including the expenses of the Series Portfolio or MP, and excluding interest expense, brokerage commissions, and certain extraordinary expenses exceed the following stated annual operating expense limits. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Fund	Operating Expense Limit
Money Market	0.80%
High Quality Bond	1.00
Inflation-Protected Securities	1.00
Core Bond	1.00
High Yield Bond	1.10
Balanced	1.10
Large Value	1.00
Stock Index	0.65
Large Core	1.15
Large Growth	1.25
Mid Value	1.25
Mid Growth	1.35
Small Value	1.50
Small Core	1.50
Small Growth	1.55
International Equity	1.40

TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time, has agreed to waive fees and/or reimburse expenses of Money Market to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts so waived or reimbursed upon Money Market attaining such yield as the Trust’s officers reasonably determine.

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Once Money Market has maintained a daily positive yield for a reasonable amount of time, as determined by TAM, TAM is entitled to reimbursement by Money Market of the fees waived and/or expenses reimbursed by TAM or any of its affiliates to Money Market during any of the previous thirty-six (36) months. Waived and/or reimbursed expenses related to the maintenance of yield are included in Expenses waived and/or reimbursed within the Statement of Operations.

For the period ended June 30, 2016 and years ended December 31, 2015, December 31, 2014 and December 31, 2013, the amounts waived by TAM due to the maintenance of the yield are as follows:

Amounts Waived from Fiscal Years
2013	2014	2015	2016	Total
$ 2,429,298	$ 2,650,745	$ 2,568,520	$ 934,230	$ 8,582,793

As of June 30, 2016, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

Amounts Available from Fiscal Years
2013	2014	2015	2016	Total
$ 1,263,390	$ 2,650,745	$ 2,568,520	$ 934,230	$ 7,416,885

Distribution and service fees: The Trust has entered into a principal underwriting agreement with TCI. Pursuant to Rule 12b-1 of the 1940 Act, each Fund pays TCI at an annual rate of 0.25% of each Fund’s daily ANA in connection with the sale of shares in the Funds, as well as provide ongoing services to shareholders and to pay other marketing and advertising expenses. The distribution and service fees are included in Distribution fees within the Statements of Operations.

Administrative and transfer agent service fees: Effective March 1, 2016, the Trust has entered into an administrative services agreement with TAM for fund administration and transfer agent services. The Funds pay a fee to TAM (except Stock Index) at an annual rate of 0.30% on each Fund’s daily ANA. The administrative fees are included in Administration/Investment advisory fees within the Statements of Assets and Liabilities and Statements of Operations. TFS continues to provide transfer agency services to the Funds. The Funds do not pay a seperate transfer agency fee. Prior to March 1, 2016, TFS provided administrative services to the Funds.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

4. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

5. STOCK SPLIT

Effective May 2, 2016, Money Market underwent a 10.61-for-1 share split. The net effect of the share split was to decrease each Fund’s NAV per share and increase the number of shares outstanding, with no impact to the aggregate market value of shares outstanding. The historical capital share activity presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect the share split.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”) and Transamerica Partners Portfolios (“TPP,” together with TPFG and TPFG II, the “Trusts”) (together, the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and each Trust, on behalf of each of their respective series listed below (each a “Fund” and collectively the “Funds”):

Transamerica Partners Balanced	Transamerica Partners Mid Value
Transamerica Partners Core Bond	Transamerica Partners Small Core
Transamerica Partners Government Money Market (f/k/a Transamerica Partners Money Market)	Transamerica Partners Small Growth
Transamerica Partners High Quality Bond	Transamerica Partners Small Value
Transamerica Partners High Yield Bond	Transamerica Partners Stock Index
Transamerica Partners Inflation-Protected Securities	Transamerica Asset Allocation – Intermediate Horizon
Transamerica Partners International Equity	Transamerica Asset Allocation – Intermediate/Long Horizon
Transamerica Partners Large Core	Transamerica Asset Allocation – Long Horizon
Transamerica Partners Large Growth	Transamerica Asset Allocation – Short Horizon
Transamerica Partners Large Value	Transamerica Asset Allocation – Short/Intermediate Horizon
Transamerica Partners Mid Growth

Each Fund listed in the chart above, except Transamerica Asset Allocation – Intermediate Horizon, Transamerica Asset Allocation – Intermediate/Long Horizon, Transamerica Asset Allocation – Long Horizon, Transamerica Asset Allocation – Short Horizon and Transamerica Asset Allocation – Short/Intermediate Horizon (each an “Asset Allocation Fund” and collectively, the “Asset Allocation Funds”) is a series of Transamerica Partners Funds Group. Each of the Asset Allocation Funds is a series of Transamerica Partners Funds Group II. A discussion of the Boards’ considerations with respect to the series of Transamerica Partners Funds Group and Transamerica Partners Funds Group II not discussed herein is contained in the Semi-Annual Report for Transamerica Partners Institutional Funds Group and Transamerica Institutional Asset Allocation Funds dated June 30, 2016.

For the portfolios listed in the left column below, each a master portfolio and a series of TPP, the Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”). A Fund identified above with a name that corresponds to the name of a portfolio listed below invests all of its investable assets in that applicable portfolio.

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio)	Aegon USA Investment Management, LLC
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management LLC
Transamerica Partners High Yield Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thompson, Siegel & Walmsley LLC
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Fund and its

Transamerica Partners Funds Group	Semi-Annual Report 2016

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Fund and/or Portfolio in which the Fund invests all of its assets in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund and/or Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Fund; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers. With respect to Transamerica Partners Stock Index, the Board noted that the Fund invests in securities through an underlying mutual fund sponsored by BlackRock Fund Advisors.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains from each Fund after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2015.

Transamerica Partners Balanced. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the fixed income sleeve of the Fund and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan Investment Management Inc., had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, Aegon USA Investment Management, LLC (“AUIM”), had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team

Transamerica Partners Funds Group	Semi-Annual Report 2016

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees also noted that the Fund changed its primary benchmark on May 1, 2016.

Transamerica Partners Core Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 5-year period and below its benchmark for the past 1-, 3- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Government Money Market (f/k/a Transamerica Partners Money Market). The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Transamerica Partners High Quality Bond. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance and observed that the performance of the Fund had improved during 2016.

Transamerica Partners High Yield Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 5- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 1-year period. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014 pursuant to its current investment strategies.

Transamerica Partners Inflation-Protected Securities. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2007 pursuant to its current investment objective and investment strategies.

Transamerica Partners International Equity. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 15, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Large Core. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 16, 2009.

Transamerica Partners Large Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that Jennison Associates LLC had commenced subadvising a portion of the Portfolio on September 16, 2009 and Wellington Management Company LLP (“Wellington”) had commenced subadvising a portion of the Portfolio on November 17, 2010. The Board also noted that Wellington had commenced subadvising its portion of the Portfolio using its current investment strategies on July 1, 2014.

Transamerica Partners Large Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 31, 2008. The Trustees discussed the reasons for the more recent underperformance of the Fund and noted that TAM agreed to monitor and report to the Board on the performance of the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Mid Growth. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Mid Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5- and 10-year periods. The Board noted that J.P. Morgan Investment Management Inc. had commenced subadvising a portion of the Portfolio on September 16, 2009 and Thompson, Siegel & Walmsley LLC had commenced subadvising a portion of the Portfolio on May 1, 2014.

Transamerica Partners Small Core. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Fund had improved during 2016.

Transamerica Partners Small Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on August 31, 2012 pursuant to its current investment objective and investment strategies.

Transamerica Partners Small Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 3-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board also noted that it had approved a change in sub-adviser and related changes to the Portfolio’s investment objective and principal investment strategies during the past year and that performance included periods when the Portfolio was subadvised by previous sub-advisers in accordance with prior objectives and prior strategies. The Trustees noted that the Portfolio’s current sub-adviser had commenced subadvising the Portfolio on September 28, 2015 pursuant to its current investment objective and investment strategies.

Transamerica Partners Stock Index. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the Fund.

Transamerica Asset Allocation – Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was in line with its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate/Long Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Long Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short/Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3- and 10-year periods. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and/or Lipper, as applicable, each an independent provider of information.

Transamerica Partners Balanced. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Core Bond. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Government Money Market (f/k/a Transamerica Partners Money Market). The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Quality Bond. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Yield Bond. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Inflation-Protected Securities. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners International Equity. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Core. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Growth. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Large Value. The Board noted that the Fund’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Growth. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Value. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Core. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Growth. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Value. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Stock Index. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation – Intermediate Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Intermediate/Long Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Long Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Short Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Short/Intermediate Horizon. The Board noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to each Fund and to the Trusts as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and the Trusts as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Funds, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Funds not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board focused on profitability information for TAM and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board considered each Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Funds through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Funds

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Funds and/or Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Funds and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Partners Funds Group	Semi-Annual Report 2016

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Short Horizon	$1,000.00	$1,036.90	$0.51	$1,024.40	$0.50	0.10%
Transamerica Asset Allocation - Short/Intermediate Horizon	1,000.00	1,022.20	0.50	1,024.40	0.50	0.10
Transamerica Asset Allocation - Intermediate Horizon	1,000.00	1,011.10	0.50	1,024.40	0.50	0.10
Transamerica Asset Allocation - Intermediate/Long Horizon	1,000.00	1,000.50	0.50	1,024.40	0.50	0.10
Transamerica Asset Allocation - Long Horizon	1,000.00	987.00	0.49	1,024.40	0.50	0.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

Schedules of Investments Composition

At June 30, 2016

(unaudited)

Transamerica Asset Allocation - Short Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	90.0%
U.S. Equity Funds	7.9
International Equity Fund	1.9
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Short/Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	69.8%
U.S. Equity Funds	23.4
International Equity Fund	6.6
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	49.4%
U.S. Equity Funds	39.3
International Equity Fund	11.1
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Intermediate/Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.2%
U.S. Fixed Income Funds	29.8
International Equity Fund	15.9
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	68.9%
International Equity Fund	21.4
U.S. Fixed Income Funds	9.6
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Partners Funds Group	Semi-Annual Report 2016

Transamerica Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 1.9%
Transamerica Partners International Equity (A)	318,385	$ 3,056,497

Money Market Fund - 0.2%
Transamerica Partners Government Money Market (A) (B)	327,041	327,040

U.S. Equity Funds - 7.9%
Transamerica Partners Large Growth (A)	178,359	4,929,830
Transamerica Partners Large Value (A)	186,235	4,722,911
Transamerica Partners Small Core (A)	119,074	3,184,047

		12,836,788

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 90.0%
Transamerica Partners Core Bond (A)	5,718,366	$ 76,054,261
Transamerica Partners High Quality Bond (A)	2,477,478	27,722,980
Transamerica Partners High Yield Bond (A)	1,997,567	16,439,975
Transamerica Partners Inflation-Protected Securities (A)	2,271,228	25,687,593

		145,904,809

Total Investment Companies (Cost $162,576,466)		162,125,134

Total Investments (Cost $162,576,466) (C)		162,125,134
Net Other Assets (Liabilities) - (0.0)% (D)		(13,200)

Net Assets - 100.0%		$ 162,111,934

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$162,125,134	$—	$—	$162,125,134

Total Investments	$162,125,134	$—	$—	$162,125,134

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $162,576,466. Aggregate gross unrealized appreciation and depreciation for all securities is $1,709,131 and $2,160,463, respectively. Net unrealized depreciation for tax purposes is $451,332.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

Transamerica Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 6.6%
Transamerica Partners International Equity (A)	1,303,470	$ 12,513,308

Money Market Fund - 0.2%
Transamerica Partners Government Money Market (A) (B)	332,245	332,245

U.S. Equity Funds - 23.4%
Transamerica Partners Large Growth (A)	620,045	17,138,056
Transamerica Partners Large Value (A)	622,289	15,781,243
Transamerica Partners Mid Growth (A)	412,035	3,654,747
Transamerica Partners Mid Value (A)	204,068	4,358,892
Transamerica Partners Small Core (A)	135,730	3,629,410

		44,562,348

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 69.8%
Transamerica Partners Core Bond (A)	4,913,450	$ 65,348,888
Transamerica Partners High Quality Bond (A)	2,448,207	27,395,431
Transamerica Partners High Yield Bond (A)	1,886,058	15,522,259
Transamerica Partners Inflation-Protected Securities (A)	2,190,942	24,779,554

		133,046,132

Total Investment Companies (Cost $193,874,685)		190,454,033

Total Investments (Cost $193,874,685) (C)		190,454,033
Net Other Assets (Liabilities) - (0.0)% (D)		(15,639)

Net Assets - 100.0%		$ 190,438,394

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$190,454,033	$—	$—	$190,454,033

Total Investments	$190,454,033	$—	$—	$190,454,033

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $193,874,685. Aggregate gross unrealized appreciation and depreciation for all securities is $1,186,442 and $4,607,094, respectively. Net unrealized depreciation for tax purposes is $3,420,652.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

Transamerica Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.1%
Transamerica Partners International Equity (A)	3,269,033	$ 31,382,719

Money Market Fund - 0.2%
Transamerica Partners Government Money Market (A) (B)	566,429	566,429

U.S. Equity Funds - 39.3%
Transamerica Partners Large Growth (A)	1,381,364	38,180,898
Transamerica Partners Large Value (A)	1,467,302	37,210,782
Transamerica Partners Mid Growth (A)	946,251	8,393,247
Transamerica Partners Mid Value (A)	441,983	9,440,756
Transamerica Partners Small Growth (A)	555,528	9,371,758
Transamerica Partners Small Value (A)	573,541	8,700,623

		111,298,064

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 49.4%
Transamerica Partners Core Bond (A)	5,061,551	$ 67,318,625
Transamerica Partners High Quality Bond (A)	2,014,474	22,541,959
Transamerica Partners High Yield Bond (A)	2,029,552	16,703,214
Transamerica Partners Inflation-Protected Securities (A)	2,953,471	33,403,753

		139,967,551

Total Investment Companies (Cost $285,271,823)		283,214,763

Total Investments (Cost $285,271,823) (C)		283,214,763
Net Other Assets (Liabilities) - (0.0)% (D)		(23,361)

Net Assets - 100.0%		$ 283,191,402

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$283,214,763	$—	$—	$283,214,763

Total Investments	$283,214,763	$—	$—	$283,214,763

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $285,271,823. Aggregate gross unrealized appreciation and depreciation for all securities is $5,198,913 and $7,255,973, respectively. Net unrealized depreciation for tax purposes is $2,057,060.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

Transamerica Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 15.9%
Transamerica Partners International Equity (A)	2,809,013	$ 26,966,527

Money Market Fund - 0.1%
Transamerica Partners Government Money Market (A) (B)	185,533	185,533

U.S. Equity Funds - 54.2%
Transamerica Partners Large Growth (A)	1,129,635	31,223,115
Transamerica Partners Large Value (A)	1,123,529	28,492,687
Transamerica Partners Mid Growth (A)	883,201	7,833,997
Transamerica Partners Mid Value (A)	414,656	8,857,053
Transamerica Partners Small Growth (A)	472,669	7,973,921
Transamerica Partners Small Value (A)	507,549	7,699,513

		92,080,286

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.8%
Transamerica Partners Core Bond (A)	1,884,365	$ 25,062,057
Transamerica Partners High Quality Bond (A)	290,688	3,252,801
Transamerica Partners High Yield Bond (A)	839,009	6,905,044
Transamerica Partners Inflation-Protected Securities (A)	1,357,277	15,350,803

		50,570,705

Total Investment Companies (Cost $163,715,973)		169,803,051

Total Investments (Cost $163,715,973) (C)		169,803,051
Net Other Assets (Liabilities) - (0.0)% (D)		(13,972)

Net Assets - 100.0%		$ 169,789,079

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$169,803,051	$—	$—	$169,803,051

Total Investments	$169,803,051	$—	$—	$169,803,051

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $163,715,973. Aggregate gross unrealized appreciation and depreciation for all securities is $11,449,204 and $5,362,126, respectively. Net unrealized appreciation for tax purposes is $6,087,078.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

Transamerica Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 21.4%
Transamerica Partners International Equity (A)	1,769,206	$ 16,984,378

Money Market Fund - 0.1%
Transamerica Partners Government Money Market (A) (B)	105,938	105,938

U.S. Equity Funds - 68.9%
Transamerica Partners Large Growth (A)	655,795	18,126,178
Transamerica Partners Large Value (A)	653,032	16,560,898
Transamerica Partners Mid Growth (A)	539,292	4,783,517
Transamerica Partners Mid Value (A)	252,359	5,390,396
Transamerica Partners Small Growth (A)	295,872	4,991,354
Transamerica Partners Small Value (A)	321,649	4,879,421

		54,731,764

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.6%
Transamerica Partners Core Bond (A)	233,282	$ 3,102,651
Transamerica Partners High Quality Bond (A)	34,457	385,577
Transamerica Partners High Yield Bond (A)	193,249	1,590,437
Transamerica Partners Inflation-Protected Securities (A)	227,274	2,570,468

		7,649,133

Total Investment Companies (Cost $74,312,752)		79,471,213

Total Investments (Cost $74,312,752) (C)		79,471,213
Net Other Assets (Liabilities) - (0.0)% (D)		(6,548)

Net Assets - 100.0%		$ 79,464,665

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$79,471,213	$—	$—	$79,471,213

Total Investments	$79,471,213	$—	$—	$79,471,213

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $74,312,752. Aggregate gross unrealized appreciation and depreciation for all securities is $8,171,385 and $3,012,924, respectively. Net unrealized appreciation for tax purposes is $5,158,461.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

	Short Horizon	Short/Intermediate Horizon	Intermediate Horizon	Intermediate/ Long Horizon	Long Horizon
Assets:
Affiliated investments, at value (A)	$162,125,134	$190,454,033	$283,214,763	$169,803,051	$79,471,213
Receivables:
Affiliated investments sold	31,393	9,569	429,800	79,601	10,839
Total assets	162,156,527	190,463,602	283,644,563	169,882,652	79,482,052

Liabilities:
Payables and other liabilities:
Shares redeemed	31,393	9,569	99,097	79,601	10,839
Affiliated investments purchased	—	—	330,703	—	—
Investment advisory fees	13,200	15,639	23,361	13,972	6,548
Total liabilities	44,593	25,208	453,161	93,573	17,387
Net assets	$162,111,934	$190,438,394	$283,191,402	$169,789,079	$79,464,665

Net assets consist of:
Paid-in capital	$164,875,698	$195,879,546	$336,640,602	$222,392,549	$116,831,261
Undistributed (distributions in excess of) net investment income (loss)	923	893	1,279	1,472	1,871
Accumulated net realized gain (loss)	(2,313,355)	(2,021,393)	(51,393,419)	(58,692,020)	(42,526,928)
Net unrealized appreciation (depreciation) on:
Affiliated investments	(451,332)	(3,420,652)	(2,057,060)	6,087,078	5,158,461
Net assets	$162,111,934	$190,438,394	$283,191,402	$169,789,079	$79,464,665
Shares of common stock outstanding ($0.00001 par value)	14,084,833	17,452,721	21,915,112	12,591,510	6,597,404
Net asset value per share	$11.51	$10.91	$12.92	$13.48	$12.04

(A) Affiliated investments, at cost	$162,576,466	$193,874,685	$285,271,823	$163,715,973	$74,312,752

STATEMENTS OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

	Short Horizon	Short/Intermediate Horizon	Intermediate Horizon	Intermediate/ Long Horizon	Long Horizon
Investment Income:
Dividend income from affiliated investments	$1,473,416	$1,661,955	$2,205,426	$1,190,371	$512,795
Total investment income	1,473,416	1,661,955	2,205,426	1,190,371	512,795

Expenses:
Investment advisory fees	76,576	96,493	145,296	85,687	40,137
Total expenses	76,576	96,493	145,296	85,687	40,137
Net investment income (loss)	1,396,840	1,565,462	2,060,130	1,104,684	472,658

Net realized gain (loss) on:
Affiliated investments	433,195	(216,198)	4,115,606	4,616,635	2,850,324
Net realized gain (loss)	433,195	(216,198)	4,115,606	4,616,635	2,850,324

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,934,436	2,796,281	(3,748,339)	(6,235,043)	(5,064,158)
Net change in unrealized appreciation (depreciation)	3,934,436	2,796,281	(3,748,339)	(6,235,043)	(5,064,158)
Net realized and change in unrealized gain (loss)	4,367,631	2,580,083	367,267	(1,618,408)	(2,213,834)
Net increase (decrease) in net assets resulting from operations	$5,764,471	$4,145,545	$2,427,397	$(513,724)	$(1,741,176)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Short Horizon		Short/Intermediate Horizon		Intermediate Horizon
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,396,840	$2,390,105	$1,565,462	$3,296,618	$2,060,130	$4,168,499
Net realized gain (loss)	433,195	1,079,579	(216,198)	4,048,216	4,115,606	21,208,531
Net change in unrealized appreciation (depreciation)	3,934,436	(5,178,893)	2,796,281	(9,424,997)	(3,748,339)	(26,089,900)
Net increase (decrease) in net assets resulting from operations	5,764,471	(1,709,209)	4,145,545	(2,080,163)	2,427,397	(712,870)

Dividends and/or distributions to shareholders:
Net investment income	(1,395,917)	(2,430,747)	(1,564,569)	(3,367,199)	(2,058,851)	(4,281,970)

Capital share transactions:
Proceeds from shares sold	26,619,333	66,057,017	1,710,078	71,976,709	9,686,387	102,086,760
Dividends and/or distributions reinvested	1,395,917	2,430,747	1,564,569	3,367,199	2,058,851	4,281,970
Cost of shares redeemed	(14,593,587)	(35,079,067)	(21,651,614)	(54,294,826)	(45,733,704)	(111,133,738)
Net increase (decrease) in net assets resulting from capital share transactions	13,421,663	33,408,697	(18,376,967)	21,049,082	(33,988,466)	(4,765,008)
Net increase (decrease) in net assets	17,790,217	29,268,741	(15,795,991)	15,601,720	(33,619,920)	(9,759,848)

Net assets:
Beginning of period/year	144,321,717	115,052,976	206,234,385	190,632,665	316,811,322	326,571,170
End of period/year	$162,111,934	$144,321,717	$190,438,394	$206,234,385	$283,191,402	$316,811,322
Undistributed (distributions in excess of) net investment income (loss)	$923	$—	$893	$—	$1,279	$—

Capital share transactions - shares:
Shares issued	2,369,296	5,746,988	160,590	6,443,873	780,628	7,642,581
Shares reinvested	122,641	213,888	144,466	307,558	160,157	325,660
Shares redeemed	(1,297,849)	(3,053,382)	(2,026,990)	(4,913,928)	(3,644,375)	(8,373,146)
Net increase (decrease) in shares outstanding	1,194,088	2,907,494	(1,721,934)	1,837,503	(2,703,590)	(404,905)

	Intermediate/Long Horizon		Long Horizon
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,104,684	$1,950,238	$472,658	$778,246
Net realized gain (loss)	4,616,635	12,951,843	2,850,324	8,986,353
Net change in unrealized appreciation (depreciation)	(6,235,043)	(15,118,113)	(5,064,158)	(9,312,691)
Net increase (decrease) in net assets resulting from operations	(513,724)	(216,032)	(1,741,176)	451,908

Dividends and/or distributions to shareholders:
Net investment income	(1,103,212)	(2,015,848)	(470,787)	(811,389)

Capital share transactions:
Proceeds from shares sold	3,217,504	51,219,762	1,892,257	23,517,868
Dividends and/or distributions reinvested	1,103,212	2,015,848	470,787	811,389
Cost of shares redeemed	(20,008,615)	(53,221,209)	(12,010,354)	(32,701,549)
Net increase (decrease) in net assets resulting from capital share transactions	(15,687,899)	14,401	(9,647,310)	(8,372,292)
Net increase (decrease) in net assets	(17,304,835)	(2,217,479)	(11,859,273)	(8,731,773)

Net assets:
Beginning of period/year	187,093,914	189,311,393	91,323,938	100,055,711
End of period/year	$169,789,079	$187,093,914	$79,464,665	$91,323,938
Undistributed (distributions in excess of) net investment income (loss)	$1,472	$—	$1,871	$—

Capital share transactions - shares:
Shares issued	243,419	3,633,676	161,056	1,841,178
Shares reinvested	82,014	144,929	39,031	63,941
Shares redeemed	(1,529,274)	(3,817,186)	(1,044,716)	(2,577,341)
Net increase (decrease) in shares outstanding	(1,203,841)	(38,581)	(844,629)	(672,222)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Short Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.20		$11.52	$11.38	$11.55	$11.07	$10.90
Investment operations:
Net investment income (loss) (A) (B)	0.10		0.21	0.27	0.33	0.38	0.32
Net realized and unrealized gain (loss)	0.31		(0.32)	0.15	(0.17)	0.48	0.18
Total investment operations	0.41		(0.11)	0.42	0.16	0.86	0.50
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.21)	(0.28)	(0.33)	(0.38)	(0.33)
Net asset value, end of period/year	$11.51		$11.20	$11.52	$11.38	$11.55	$11.07
Total return (C)	3.69	%(D)	(0.98)%	3.68%	1.40%	7.85%	4.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$162,112		$144,322	$115,053	$94,873	$70,876	$62,371
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	1.82	%(F)	1.83%	2.35%	2.91%	3.38%	2.89%
Portfolio turnover rate (G)	20	%(D)	41%	55%	65%	79%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Short/Intermediate Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.76		$11.00	$10.80	$10.30	$9.66	$9.68
Investment operations:
Net investment income (loss) (A) (B)	0.09		0.17	0.23	0.29	0.29	0.23
Net realized and unrealized gain (loss)	0.15		(0.24)	0.20	0.48	0.63	0.00	(C)
Total investment operations	0.24		(0.07)	0.43	0.77	0.92	0.23
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.17)	(0.23)	(0.27)	(0.28)	(0.25)
Net asset value, end of period/year	$10.91		$10.76	$11.00	$10.80	$10.30	$9.66
Total return (D)	2.22	%(E)	(0.64)%	3.99%	7.56%	9.59%	2.39%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$190,438		$206,234	$190,633	$121,739	$66,520	$49,983
Expenses to average net assets (F)	0.10	%(G)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	1.62	%(G)	1.53%	2.13%	2.74%	2.88%	2.31%
Portfolio turnover rate (H)	12	%(E)	44%	66%	85%	99%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Intermediate Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.87		$13.05	$12.75	$11.47	$10.56	$10.70
Investment operations:
Net investment income (loss) (A) (B)	0.09		0.16	0.22	0.27	0.24	0.19
Net realized and unrealized gain (loss)	0.05		(0.18)	0.31	1.28	0.92	(0.12)
Total investment operations	0.14		(0.02)	0.53	1.55	1.16	0.07
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.16)	(0.23)	(0.27)	(0.25)	(0.21)
Net asset value, end of period/year	$12.92		$12.87	$13.05	$12.75	$11.47	$10.56
Total return (C)	1.11	%(D)	(0.15)%	4.15%	13.65%	11.05%	0.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$283,191		$316,811	$326,571	$255,851	$195,066	$228,603
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	1.42	%(F)	1.20%	1.73%	2.25%	2.16%	1.76%
Portfolio turnover rate (G)	19	%(D)	48%	61%	83%	64%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Intermediate/Long Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.56		$13.68	$13.32	$11.35	$10.25	$10.54
Investment operations:
Net investment income (loss) (A) (B)	0.08		0.14	0.20	0.24	0.18	0.13
Net realized and unrealized gain (loss)	(0.07)		(0.12)	0.37	1.97	1.11	(0.27)
Total investment operations	0.01		0.02	0.57	2.21	1.29	(0.14)
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.14)	(0.21)	(0.24)	(0.19)	(0.15)
Net asset value, end of period/year	$13.48		$13.56	$13.68	$13.32	$11.35	$10.25
Total return (C)	0.05	%(D)	0.12%	4.27%	19.61%	12.65%	(1.39)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$169,789		$187,094	$189,311	$161,270	$133,582	$167,802
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	1.29	%(F)	0.97%	1.50%	1.97%	1.69%	1.22%
Portfolio turnover rate (G)	14	%(D)	45%	61%	66%	57%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Long Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.27		$12.33	$11.98	$9.67	$8.58	$9.00
Investment operations:
Net investment income (loss) (A) (B)	0.07		0.10	0.15	0.17	0.11	0.06
Net realized and unrealized gain (loss)	(0.23)		(0.06)	0.36	2.32	1.09	(0.41)
Total investment operations	(0.16)		0.04	0.51	2.49	1.20	(0.35)
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.10)	(0.16)	(0.18)	(0.11)	(0.07)
Net asset value, end of period/year	$12.04		$12.27	$12.33	$11.98	$9.67	$8.58
Total return (C)	(1.30	)%(D)	0.30%	4.23%	25.84%	14.01%	(3.94)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$79,465		$91,324	$100,056	$104,063	$94,088	$123,876
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	1.18	%(F)	0.77%	1.23%	1.58%	1.16%	0.64%
Portfolio turnover rate (G)	16	%(D)	47%	66%	52%	55%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Partners Funds Group II (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).The Trust applies investment company accounting and reporting guidance. The Trust is composed of twenty-one different series that are separate investment funds. Five of the series are doing business as Transamerica Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund invests substantially all of its investable assets among certain series of Transamerica Partners Funds Group (“Funds Group”). Certain series of the Funds Group invest substantially all of their investable assets in a corresponding series of the Transamerica Partners Portfolios (the “Series Portfolio”).

Fund
Transamerica Asset Allocation – Short Horizon (“Short Horizon”)
Transamerica Asset Allocation – Short/Intermediate Horizon (“Short/Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate Horizon (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon (“Intermediate/Long Horizon”)
Transamerica Asset Allocation – Long Horizon (“Long Horizon”)

The financial statements of the Funds Group and the Series Portfolio are included within this report.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM is responsible for the day-to-day management of the Funds. TAM makes day-to-day securities purchase and sale decisions without the use of a sub-adviser and selects the combination and amount of underlying Series Portfolios to invest in based on each Fund’s investment objective. For each of the Series Portfolio, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Series Portfolio.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investments, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investments. Income or short-term capital gain distributions received from affiliated investments are recorded as dividend income. Long-term capital gain distributions received from affiliated investments are recorded as realized gains.

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each Fund. Each Fund will indirectly bear the fees and expenses reflected in the corresponding Funds Group NAV. These expenses are not reflected in the expenses in the Statements of Operations of the Fund and are not included in the ratios to Average Net Assets (“ANA”) shown in the Financial Highlights.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Fund’s investment in a corresponding series of the Funds Group is valued at the NAV per share of each underlying fund at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Funds’ investments, at June 30, 2016, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Fund invests substantially all of its investable assets among certain series of the Funds Group and certain series of the Funds Group invests substantially all of its investable assets in the Series Portfolio. The summary of the inputs used for each Series Portfolio, in valuing each Portfolio’s assets carried at fair value are discussed in the Security Valuation section of the Series Portfolio’s Notes to Financial Statements, which are attached to this report. Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Each Fund records its investment in the series of its respective Funds Group at value. The valuation policies of the underlying series of the Funds Group are discussed in the Significant Accounting Policies section of the Funds Group’s Notes to Financial Statements, which are attached to this report. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Funds’ investment adviser and administrator, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Investment advisory fees: TAM provides general investment advice to each Fund pursuant to the investment advisory agreement. For its services, each Fund pays advisory fees accrued daily and payable monthly, at an annual rate equal to 0.10% of each Fund’s daily ANA.

TAM is also the investment adviser of the Funds Group. The NAVs of the Funds Group will reflect the fees and other expenses paid by Funds Group to TAM or its affiliates. TAM directly pays all other ordinary expenses, which include fees related to audit, custody, legal, printing, trustees, and registration.

Distribution, administrative and transfer agent service fees: Effective March 1, 2016, the Trust has entered into and administrative services agreement with TAM for fund administration and transfer agent services. TAM receives no additional compensation for providing administrative services to the Funds. Prior to March 1, 2016, TFS provided administrative services to the Funds.

TFS continues to provide transfer agency services to the Funds. TFS and TCI receive no separate compensation for providing transfer agent and distribution services.

Certain officers and trustees of the Trust are also officers and/or directors of TAM, TFS, and TCI, and other affiliates, including the Funds Group and the Series Portfolio. No interested trustees, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receive compensation from the Trust. Similarly, none of the Trust’s officers and interested trustees receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds, for which they receive fees.

Transamerica Partners Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statements of Operations.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

5. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Short Horizon	$42,345,160	$30,394,935
Short/Intermediate Horizon	23,688,632	43,728,711
Intermediate Horizon	56,638,549	92,834,993
Intermediate/Long Horizon	23,933,994	40,812,874
Long Horizon	13,343,309	23,502,831
6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is a separate entity for federal income tax purposes. The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”) and Transamerica Partners Portfolios (“TPP,” together with TPFG and TPFG II, the “Trusts”) (together, the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and each Trust, on behalf of each of their respective series listed below (each a “Fund” and collectively the “Funds”):

Transamerica Partners Balanced	Transamerica Partners Mid Value
Transamerica Partners Core Bond	Transamerica Partners Small Core
Transamerica Partners Government Money Market (f/k/a Transamerica Partners Money Market)	Transamerica Partners Small Growth
Transamerica Partners High Quality Bond	Transamerica Partners Small Value
Transamerica Partners High Yield Bond	Transamerica Partners Stock Index
Transamerica Partners Inflation-Protected Securities	Transamerica Asset Allocation – Intermediate Horizon
Transamerica Partners International Equity	Transamerica Asset Allocation – Intermediate/Long Horizon
Transamerica Partners Large Core	Transamerica Asset Allocation – Long Horizon
Transamerica Partners Large Growth	Transamerica Asset Allocation – Short Horizon
Transamerica Partners Large Value	Transamerica Asset Allocation – Short/Intermediate Horizon
Transamerica Partners Mid Growth

Each Fund listed in the chart above, except Transamerica Asset Allocation – Intermediate Horizon, Transamerica Asset Allocation – Intermediate/Long Horizon, Transamerica Asset Allocation – Long Horizon, Transamerica Asset Allocation – Short Horizon and Transamerica Asset Allocation – Short/Intermediate Horizon (each an “Asset Allocation Fund” and collectively, the “Asset Allocation Funds”) is a series of Transamerica Partners Funds Group. Each of the Asset Allocation Funds is a series of Transamerica Partners Funds Group II. A discussion of the Boards’ considerations with respect to the series of Transamerica Partners Funds Group and Transamerica Partners Funds Group II not discussed herein is contained in the Semi-Annual Report for Transamerica Partners Institutional Funds Group and Transamerica Institutional Asset Allocation Funds dated June 30, 2016.

For the portfolios listed in the left column below, each a master portfolio and a series of TPP, the Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”). A Fund identified above with a name that corresponds to the name of a portfolio listed below invests all of its investable assets in that applicable portfolio.

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio)	Aegon USA Investment Management, LLC
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management LLC
Transamerica Partners High Yield Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thompson, Siegel & Walmsley LLC
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Fund and its

Transamerica Partners Funds Group	Semi-Annual Report 2016

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Fund and/or Portfolio in which the Fund invests all of its assets in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund and/or Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Fund; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers. With respect to Transamerica Partners Stock Index, the Board noted that the Fund invests in securities through an underlying mutual fund sponsored by BlackRock Fund Advisors.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains from each Fund after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2015.

Transamerica Partners Balanced. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the fixed income sleeve of the Fund and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan Investment Management Inc., had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, Aegon USA Investment Management, LLC (“AUIM”), had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team

Transamerica Partners Funds Group	Semi-Annual Report 2016

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TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees also noted that the Fund changed its primary benchmark on May 1, 2016.

Transamerica Partners Core Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 5-year period and below its benchmark for the past 1-, 3- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Government Money Market (f/k/a Transamerica Partners Money Market). The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Transamerica Partners High Quality Bond. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance and observed that the performance of the Fund had improved during 2016.

Transamerica Partners High Yield Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 5- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 1-year period. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014 pursuant to its current investment strategies.

Transamerica Partners Inflation-Protected Securities. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2007 pursuant to its current investment objective and investment strategies.

Transamerica Partners International Equity. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 15, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Large Core. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 16, 2009.

Transamerica Partners Large Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that Jennison Associates LLC had commenced subadvising a portion of the Portfolio on September 16, 2009 and Wellington Management Company LLP (“Wellington”) had commenced subadvising a portion of the Portfolio on November 17, 2010. The Board also noted that Wellington had commenced subadvising its portion of the Portfolio using its current investment strategies on July 1, 2014.

Transamerica Partners Large Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 31, 2008. The Trustees discussed the reasons for the more recent underperformance of the Fund and noted that TAM agreed to monitor and report to the Board on the performance of the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Mid Growth. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Mid Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5- and 10-year periods. The Board noted that J.P. Morgan Investment Management Inc. had commenced subadvising a portion of the Portfolio on September 16, 2009 and Thompson, Siegel & Walmsley LLC had commenced subadvising a portion of the Portfolio on May 1, 2014.

Transamerica Partners Small Core. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Fund had improved during 2016.

Transamerica Partners Small Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on August 31, 2012 pursuant to its current investment objective and investment strategies.

Transamerica Partners Small Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 3-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board also noted that it had approved a change in sub-adviser and related changes to the Portfolio’s investment objective and principal investment strategies during the past year and that performance included periods when the Portfolio was subadvised by previous sub-advisers in accordance with prior objectives and prior strategies. The Trustees noted that the Portfolio’s current sub-adviser had commenced subadvising the Portfolio on September 28, 2015 pursuant to its current investment objective and investment strategies.

Transamerica Partners Stock Index. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the Fund.

Transamerica Asset Allocation – Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was in line with its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate/Long Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Long Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short/Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3- and 10-year periods. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and/or Lipper, as applicable, each an independent provider of information.

Transamerica Partners Balanced. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Core Bond. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Government Money Market (f/k/a Transamerica Partners Money Market). The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Quality Bond. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Yield Bond. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Inflation-Protected Securities. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners International Equity. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Core. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Growth. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Large Value. The Board noted that the Fund’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Growth. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Value. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Core. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Growth. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Value. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Stock Index. The Board noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation – Intermediate Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Intermediate/Long Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Long Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Short Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Short/Intermediate Horizon. The Board noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Transamerica Partners Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to each Fund and to the Trusts as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and the Trusts as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Funds, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Funds not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board focused on profitability information for TAM and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board considered each Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Funds through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Funds

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Funds and/or Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Funds and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Partners Funds Group	Semi-Annual Report 2016

Appendix A

Transamerica Partners Portfolios

Schedules of Investments Composition

At June 30, 2016

(unaudited)

Transamerica Partners Government Money Market Portfolio (formerly, Transamerica Partners Money Market Portfolio)

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Agency Obligations	49.2%
Repurchase Agreements	41.9
U.S. Government Agency Obligations	8.9
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Partners High Quality Bond Portfolio

Portfolio Characteristics	Years
Average Maturity§	1.66
Duration†	1.45

Transamerica Partners High Quality Bond Portfolio

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	15.1%
AAA	26.7
AA	14.7
A	16.4
BBB	24.5
BB	1.4
B	2.0
NR (Not Rated)	2.5
Net Other Assets (Liabilities)	(3.3)
Total	100.0%

Transamerica Partners Inflation-Protected Securities Portfolio

Portfolio Characteristics	Years
Average Maturity§	9.85
Duration†	8.03

Transamerica Partners Inflation-Protected Securities Portfolio

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	92.6%
AAA	1.5
AA	1.2
BBB	1.8
B	0.0 *
NR (Not Rated)	13.1
Net Other Assets (Liabilities)^	(10.2)
Total	100.0%

Transamerica Partners Core Bond Portfolio

Portfolio Characteristics	Years
Average Maturity§	7.63
Duration†	5.03

Transamerica Partners Core Bond Portfolio

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	53.6%
AAA	10.2
AA	5.2
A	16.1
BBB	22.8
BB	2.4
B	0.9
CCC and Below	1.6
NR (Not Rated)	8.4
Net Other Assets (Liabilities)	(21.2)
Total	100.0%

Transamerica Partners High Yield Bond Portfolio

Portfolio Characteristics	Years
Average Maturity§	6.82
Duration†	3.92

Transamerica Partners High Yield Bond Portfolio

Credit Quality‡	Percentage of Net Assets
AAA	2.9%
BBB	7.8
BB	36.4
B	39.2
CCC and Below	10.9
NR (Not Rated)	1.5
Net Other Assets (Liabilities)	1.3
Total	100.0%

Transamerica Partners Balanced Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	58.2%
Corporate Debt Securities	15.5
U.S. Government Obligations	9.5
U.S. Government Agency Obligations	6.9
Securities Lending Collateral	6.5
Mortgage-Backed Securities	5.1
Short-Term U.S. Government Agency Obligations	4.6
Asset-Backed Securities	2.5
Repurchase Agreement	1.5
Short-Term U.S. Government Obligations	0.9
Foreign Government Obligations	0.6
Municipal Government Obligations	0.2
Preferred Stocks	0.2
Net Other Assets (Liabilities)^	(12.2)
Total	100.0%

Transamerica Partners Portfolios	Semi-Annual Report 2016

Schedules of Investments Composition (continued)

At June 30, 2016

(unaudited)

Transamerica Partners Large Value Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.7%
Securities Lending Collateral	11.7
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(11.1)
Total	100.0%

Transamerica Partners Large Core Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	10.5
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(9.7)
Total	100.0%

Transamerica Partners Large Growth Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	6.5
Repurchase Agreement	1.2
Net Other Assets (Liabilities)	(6.0)
Total	100.0%

Transamerica Partners Mid Value Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	96.1%
Securities Lending Collateral	12.0
Repurchase Agreement	3.6
Net Other Assets (Liabilities)	(11.7)
Total	100.0%

Transamerica Partners Mid Growth Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	6.8
Net Other Assets (Liabilities)	(5.6)
Total	100.0%

Transamerica Partners Small Value Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	96.8%
Securities Lending Collateral	24.1
Master Limited Partnership	1.1
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(22.6)
Total	100.0%

Transamerica Partners Small Core Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	17.6
Repurchase Agreement	1.2
Master Limited Partnership	0.3
Net Other Assets (Liabilities)	(17.6)
Total	100.0%

Transamerica Partners Small Growth Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	97.5%
Securities Lending Collateral	28.7
Repurchase Agreement	1.6
Net Other Assets (Liabilities)	(27.8)
Total	100.0%

Transamerica Partners International Equity Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	95.8%
Securities Lending Collateral	4.1
Preferred Stocks	2.9
Repurchase Agreement	0.8
Right	0.1
Net Other Assets (Liabilities)	(3.7)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Government Money Market Portfolio

(formerly, Transamerica Partners Money Market Portfolio)

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.9%
Federal Farm Credit Banks
0.48% (A), 03/29/2017 - 04/20/2017	$ 10,475,000	$ 10,471,320
0.49% (A), 02/13/2017	2,410,000	2,409,561
0.50% (A), 04/17/2017 - 06/22/2017	18,050,000	18,047,901
0.57% (A), 11/13/2017	12,100,000	12,100,859
0.58% (A), 08/01/2017	2,740,000	2,740,308
Federal Home Loan Banks
0.61% (A), 10/04/2017	24,000,000	24,004,863
0.64% (A), 08/25/2017	9,600,000	9,604,842

Total U.S. Government Agency Obligations (Cost $79,379,654)		79,379,654

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.2%
Federal Agricultural Mortgage Corp. 0.49% (A), 05/09/2017	12,200,000	12,198,943
Federal Agricultural Mortgage Corp. Discount Notes
0.40% (B), 10/11/2016	24,750,000	24,722,651
0.43% (B), 09/08/2016	2,885,000	2,882,678
Federal Farm Credit Banks 0.47% (A), 02/15/2017	24,100,000	24,098,467
Federal Farm Credit Discount Notes
0.49% (B), 11/01/2016	24,500,000	24,459,820
0.50% (B), 11/14/2016	12,100,000	12,077,602
Federal Home Loan Bank Discount Notes
0.30% (B), 07/29/2016	11,228,000	11,225,468
0.31% (B), 07/29/2016	15,583,000	15,579,364
0.33% (B), 08/10/2016 - 08/19/2016	70,450,000	70,421,111
0.35% (B), 07/06/2016 - 07/11/2016	67,900,000	67,895,645
0.40% (B), 09/09/2016	24,000,000	23,981,613
0.46% (B), 09/02/2016	22,500,000	22,482,084
0.55% (B), 11/10/2016	24,000,000	23,952,480

Federal Home Loan Banks
0.39% (A), 07/22/2016	19,300,000	19,300,135
0.41% (A), 09/02/2016	29,400,000	29,400,000
0.47% (A), 01/06/2017 - 06/01/2017	27,100,000	27,098,302
0.51% (A), 04/19/2017	19,300,000	19,300,000
0.55% (A), 10/12/2016	9,600,000	9,602,284
Total Short-Term U.S. Government Agency Obligations (Cost $440,678,647)		440,678,647

REPURCHASE AGREEMENTS - 41.9%
Barclays Capital, Inc. 0.38% (B), dated 06/10/2016, to be repurchased at $34,028,475 on 08/09/2016. Collateralized by Foreign Government Obligations and U.S. Government Agency Obligations, Zero Coupon - 6.60%, due 10/15/2016 - 08/25/2042, and with a total value of $34,680,253. (C)	34,000,000	34,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 0.40% (B), dated 06/30/2016, to be repurchased at $71,100,790 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 4.31% - 6.60%, due 08/25/2023 - 04/20/2046, and with a total value of $72,522,000.

	$ 71,100,000	$ 71,100,000
Goldman Sachs & Co. 0.42% (B), dated 06/30/2016, to be repurchased at $35,200,411 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 2.16% - 5.50%, due 10/01/2022 - 06/01/2046, and with a total value of $35,904,000.	35,200,000	35,200,000
ING Financial Markets LLC 0.29% (B), dated 06/30/2016, to be repurchased at $80,600,649 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 1.75% - 3.00%, due 02/20/2040 - 07/20/2045, and with a total value of $82,212,626.	80,600,000	80,600,000
Jefferies LLC 0.65% (B), dated 06/30/2016, to be repurchased at $46,900,847 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 2.95% - 4.00%, due 11/01/2024 - 06/01/2046, and with a total value of $47,838,001.	46,900,000	46,900,000
Nomura Securities International, Inc. 0.42% (B), dated 06/30/2016, to be repurchased at $106,701,245 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 1.33% - 7.50%, due 03/01/2018 - 05/20/2066, and with a total value of $108,834,000.	106,700,000	106,700,000
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $385,031 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.75%, due 02/28/2022, and with a value of $394,725.	385,031	385,031

Total Repurchase Agreements (Cost $374,885,031)		374,885,031

Total Investments (Cost $894,943,332) (D)		894,943,332
Net Other Assets (Liabilities) - (0.0)% (E)		(116,907)

Net Assets - 100.0%		$ 894,826,425

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Government Money Market Portfolio

(formerly, Transamerica Partners Money Market Portfolio)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$79,379,654	$—	$79,379,654
Short-Term U.S. Government Agency Obligations	—	440,678,647	—	440,678,647
Repurchase Agreements	—	374,885,031	—	374,885,031

Total Investments	$—	$894,943,332	$—	$894,943,332

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Illiquid security. At June 30, 2016, value of the illiquid security is $34,000,000, representing 3.8% of the Portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $894,943,332.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 32.7%
American Express Credit Account Master Trust
Series 2014-2, Class A,
1.26%, 01/15/2020	$ 2,000,000	$ 2,008,125
Series 2014-3, Class A,
1.49%, 04/15/2020	1,000,000	1,007,693
Series 2014-4, Class A,
1.43%, 06/15/2020	1,500,000	1,510,034
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D,
2.68%, 10/09/2018	1,500,000	1,506,442
Series 2013-2, Class C,
1.79%, 03/08/2019	2,000,000	2,001,537
Series 2013-3, Class C,
2.38%, 06/10/2019	1,000,000	1,006,085
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	766,351
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	970,494
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class B,
3.04%, 03/20/2019 (A)	850,000	857,361
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,267,656
Capital Auto Receivables Asset Trust
Series 2013-1, Class C,
1.74%, 10/22/2018	3,620,000	3,625,501
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,633,795
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	1,008,271
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.75%, 07/15/2020	1,000,000	1,058,392
Series 2014-A5, Class A5,
1.48%, 07/15/2020	3,150,000	3,170,524
Series 2015-A1, Class A1,
1.39%, 01/15/2021	3,800,000	3,826,083
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,383,979
CarMax Auto Owner Trust
Series 2013-1, Class D,
1.99%, 08/15/2019	1,150,000	1,149,391
Series 2013-2, Class C,
1.61%, 03/15/2019	2,150,000	2,152,425
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	907,797
Series 2016-1, Class A3,
1.61%, 11/16/2020	2,000,000	2,018,165
Chase Issuance Trust Series 2014-A7, Class A7, 1.38%, 11/15/2019	2,000,000	2,010,376
CIT Equipment Collateral Series 2014-VT1, Class C, 2.65%, 10/20/2022 (A)	2,000,000	2,022,062

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2,
1.02%, 02/22/2019	$ 3,900,000	$ 3,904,062
Series 2014-A4, Class A4,
1.23%, 04/24/2019	3,900,000	3,911,461
CLI Funding V LLC
Series 2013-1A,
2.83%, 03/18/2028 (A)	742,500	712,414
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	486,207	471,125
CNH Equipment Trust
Series 2012-C, Class B,
1.30%, 03/16/2020	640,000	640,285
Series 2013-D, Class B,
1.75%, 04/15/2021	1,100,000	1,103,051
Series 2014-A, Class A3,
0.84%, 05/15/2019	577,099	576,779
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,057,569
Series 2014-C, Class A3,
1.05%, 11/15/2019	1,950,025	1,949,591
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	2,019,433
Series 2015-B, Class A3,
1.37%, 07/15/2020	1,000,000	1,003,237
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,846,714
CNH Wholesale Master Note Trust Series 2013-2A, Class A, 1.04% (B), 08/15/2019 (A)	750,000	750,000
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	1,147,044	1,144,253
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	1,378,851	1,382,436
Series 2015-2, Class A,
2.99%, 05/22/2028 (A)	1,041,550	1,059,126
Discover Card Execution Note Trust
Series 2014-A5, Class A,
1.39%, 04/15/2020 (C)	2,000,000	2,012,452
Series 2015-A4, Class A1,
2.19%, 04/17/2023	3,000,000	3,093,638
Entergy Texas Restoration Funding LLC Series 2009-A, Class A2, 3.65%, 08/01/2019	1,376,306	1,408,527
Ford Credit Auto Lease Trust Series 2014-A, Class B, 1.16%, 08/15/2017	2,800,000	2,799,277
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D,
3.50%, 01/15/2019	2,300,000	2,321,382
Series 2013-5, Class B,
1.88%, 09/15/2018	2,665,000	2,668,410
Series 2015-1, Class B,
1.62%, 01/15/2020	1,050,000	1,047,562
Global SC Finance II SRL Series 2013-1A, Class A, 2.98%, 04/17/2028 (A)	1,144,583	1,091,379

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust Series 2012-C, Class C, 1.42%, 02/15/2019	$ 1,010,000	$ 1,010,615
Invitation Homes Trust Series 2013-SFR1, Class B, 1.80% (B), 12/17/2030 (A)	1,080,000	1,066,895
MVW Owner Trust Series 2015-1A, Class A, 2.52%, 12/20/2032 (A)	2,095,487	2,094,165
Nissan Master Owner Trust Receivables Series 2015-A, Class A2, 1.44%, 01/15/2020	2,090,000	2,097,258
Sierra Timeshare Receivables Funding LLC
Series 2012-1A, Class B,
3.58%, 11/20/2028 (A)	761,802	764,527
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	783,938	785,710
SMART ABS Trust
Series 2012-4US, Class A4A,
1.25%, 08/14/2018	900,532	899,162
Series 2013-2US, Class A4A,
1.18%, 02/14/2019	950,681	947,924
Synchrony Credit Card Master Note Trust Series 2012-2, Class A, 2.22%, 01/15/2022	2,062,000	2,101,087
Tricon American Homes Trust Series 2015-SFR1, Class B, 2.09% (B), 05/17/2032 (A)	730,000	715,581
Volkswagen Auto Loan Enhanced Trust Series 2013-1, Class A4, 0.78%, 07/22/2019	3,850,000	3,842,934
World Financial Network Credit Card Master Trust
Series 2012-C, Class M,
3.32%, 08/15/2022	500,000	514,069
Series 2012-D, Class B,
3.34%, 04/17/2023	1,440,000	1,456,430
Series 2013-A, Class A,
1.61%, 12/15/2021	5,000,000	5,023,749
World Omni Auto Receivables Trust Series 2015-A, Class A4, 1.75%, 04/15/2021	2,450,000	2,476,211
World Omni Automobile Lease Securitization Trust Series 2015-A, Class B, 1.94%, 12/15/2020	2,030,000	2,034,570

Total Asset-Backed Securities (Cost $108,506,683)		108,673,589

CORPORATE DEBT SECURITIES - 29.8%
Automobiles - 0.9%
General Motors Financial Co., Inc. 3.00%, 09/25/2017	2,971,000	3,014,044

Banks - 6.7%
Bank of America Corp. 6.88%, 04/25/2018, MTN	3,941,000	4,302,575
Citigroup, Inc. 1.70%, 04/27/2018	3,425,000	3,430,490

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KeyBank NA 1.70%, 06/01/2018	$ 1,330,000	$ 1,336,331
Lloyds Bank PLC 2.00%, 08/17/2018	2,000,000	1,997,758
PNC Bank NA 1.13%, 01/27/2017 (C)	3,750,000	3,753,210
Toronto-Dominion Bank 1.75%, 07/23/2018, MTN	3,820,000	3,859,113
Wells Fargo & Co. 2.55%, 12/07/2020, MTN	3,425,000	3,524,804

		22,204,281

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	2,000,000	2,074,030

Capital Markets - 2.8%
Deutsche Bank AG 1.35%, 05/30/2017	2,240,000	2,227,512
Goldman Sachs Group, Inc. 2.00% (B), 04/23/2021	3,005,000	3,010,676
Morgan Stanley 2.65%, 01/27/2020	4,000,000	4,065,956

		9,304,144

Chemicals - 0.8%
Airgas, Inc. 1.65%, 02/15/2018	2,575,000	2,584,363

Consumer Finance - 3.0%
Capital One Financial Corp. 3.15%, 07/15/2016	2,700,000	2,701,539
Ford Motor Credit Co. LLC 1.49% (B), 03/12/2019	1,115,000	1,110,328
PACCAR Financial Corp. 1.75%, 08/14/2018, MTN	760,000	771,649
Toyota Motor Credit Corp. 1.70%, 02/19/2019, MTN	2,025,000	2,050,884
Visa, Inc. 2.20%, 12/14/2020	3,075,000	3,170,574

		9,804,974

Diversified Financial Services - 1.2%
American Honda Finance Corp. 1.20%, 07/14/2017, MTN	1,250,000	1,251,801
Bear Stearns Cos. LLC 7.25%, 02/01/2018	2,500,000	2,725,238

		3,977,039

Diversified Telecommunication Services - 1.3%
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	1,300,000	1,303,076
Verizon Communications, Inc.
1.43% (B), 06/17/2019	1,300,000	1,306,578
2.41% (B), 09/14/2018	1,670,000	1,711,666

		4,321,320

Energy Equipment & Services - 1.0%
Schlumberger Norge AS 1.25%, 08/01/2017 (A)	3,450,000	3,448,265

Food & Staples Retailing - 1.1%
CVS Health Corp. 2.80%, 07/20/2020	3,500,000	3,644,445

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.2%
Berkshire Hathaway Finance Corp. 0.93% (B), 01/12/2018	$ 1,820,000	$ 1,820,617
Metropolitan Life Global Funding I 1.50%, 01/10/2018 (A) (C)	2,200,000	2,212,681

		4,033,298

Media - 0.9%
Comcast Cable Communications LLC 8.88%, 05/01/2017	2,880,000	3,067,401

Metals & Mining - 0.9%
Vale Overseas, Ltd. 6.25%, 01/23/2017	2,750,000	2,812,975

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp. 1.72%, 06/24/2018	1,500,000	1,517,523
Devon Energy Corp. 2.25%, 12/15/2018	2,000,000	1,985,896
Husky Energy, Inc. 6.20%, 09/15/2017	2,420,000	2,508,909
Kinder Morgan, Inc. 7.00%, 06/15/2017	1,545,000	1,609,006
Petroleos Mexicanos 2.65% (B), 07/18/2018 (C)	3,250,000	3,242,460
Total Capital International SA 1.55%, 06/28/2017	1,500,000	1,507,797

		12,371,591

Pharmaceuticals - 0.4%
Bayer US Finance LLC 1.50%, 10/06/2017 (A)	1,430,000	1,431,333

Real Estate Investment Trusts - 2.3%
HCP, Inc. 6.70%, 01/30/2018, MTN	4,100,000	4,403,527
Simon Property Group, LP 1.50%, 02/01/2018 (A)	2,350,000	2,360,051
Ventas Realty, LP 1.25%, 04/17/2017	1,000,000	1,000,276

		7,763,854

Semiconductors & Semiconductor Equipment - 0.3%
Altera Corp. 2.50%, 11/15/2018	1,050,000	1,086,055

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co. 2.45%, 10/05/2017 (A)	2,105,000	2,132,281

Total Corporate Debt Securities (Cost $98,023,008)		99,075,693

MORTGAGE-BACKED SECURITIES - 21.8%
Banc of America Commercial Mortgage Trust
Series 2006-4, Class AJ,
5.70% (B), 07/10/2046	1,770,000	1,726,529
Series 2008-1, Class A4,
6.44% (B), 02/10/2051	3,914,051	4,119,371
Series 2008-1, Class AJ,
6.48% (B), 02/10/2051	1,850,000	1,852,282

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15, Class AM, 5.36%, 02/11/2044	$ 5,000,000	$ 4,699,923
CD Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.32%, 12/11/2049	4,267,556	4,312,415
COMM Mortgage Trust
Series 2007-C9, Class AMFL,
1.09% (B), 12/10/2049 (A)	4,000,000	3,918,617
Series 2012-9W57, Class A,
2.36%, 02/10/2029 (A)	4,050,000	4,071,194
Series 2013-CR12, Class A1,
1.30%, 10/10/2046	3,542,971	3,551,368
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.74%, 11/10/2046 (A)	73,963	74,426
Series 2011-LC3A, Class A2,
3.64%, 08/10/2044	445,102	444,958
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class A1, 1.25%, 01/15/2047	2,179,293	2,181,341
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E,
5.99% (B), 12/12/2034	125,248	126,671
Series 2005-LDP2, Class D,
4.94% (B), 07/15/2042	5,000,000	4,994,460
Series 2005-LDP2, Class E,
4.98% (B), 07/15/2042	3,680,000	3,665,246
Series 2005-LDP5, Class F,
5.72% (B), 12/15/2044	2,900,000	2,877,719
Series 2006-LDP8, Class AJ,
5.48% (B), 05/15/2045	2,930,000	2,934,232
Series 2007-LDPX, Class AM,
5.46% (B), 01/15/2049	5,940,000	5,843,764
Series 2011-C3, Class E,
5.80% (B), 02/15/2046 (A)	1,900,000	1,953,448
Series 2012-C8, Class A2,
1.80%, 10/15/2045	3,632,694	3,654,508
LB-UBS Commercial Mortgage Trust Series 2004-C1, Class E, 4.98% (B), 01/15/2036 (D)	1,490,000	581,100
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E,
5.30% (B), 11/14/2042	4,000,000	3,991,825
Series 2006-T21, Class C,
5.33% (B), 10/12/2052 (A)	1,390,000	1,393,561
SCG Trust Series 2013-SRP1, Class AJ, 2.39% (B), 11/15/2026 (A)	2,230,000	2,223,695
Sequoia Mortgage Trust Series 2012-2, Class A2, 3.50% (B), 04/25/2042	58,589	58,556
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class C,
6.03% (B), 05/15/2043	4,000,000	3,992,898

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2007-C30, Class A3,
5.25%, 12/15/2043	$ 744,716	$ 749,544
Series 2007-C30, Class APB,
5.29%, 12/15/2043	210,010	210,315
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class A1, 1.64%, 09/15/2058	1,330,906	1,339,758
WFRBS Commercial Mortgage Trust Series 2013-C18, Class A1, 1.19%, 12/15/2046	1,152,042	1,152,098

Total Mortgage-Backed Securities (Cost $74,062,480)		72,695,822

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
Federal Home Loan Mortgage Corp.
2.60% (B), 06/01/2033	1,091,967	1,143,951
4.50%, 09/01/2026	1,822,123	1,920,229
Federal National Mortgage Association 5.49%, 04/01/2017	1,813,512	1,864,863
FREMF Mortgage Trust Series 2013-K502, Class B, 2.74% (B), 03/25/2045 (A)	1,820,000	1,824,895
Government National Mortgage Association
4.52%, 12/20/2061	2,333,063	2,467,747
4.67%, 11/20/2061 - 09/20/2063	3,904,893	4,110,801
4.75%, 02/20/2061	369,809	383,568
4.80%, 02/20/2063	3,012,674	3,184,672
4.82%, 02/20/2061	352,252	367,757
4.86%, 05/20/2061	683,105	714,615
4.89%, 06/20/2063	2,397,510	2,543,286
4.95%, 05/20/2062	2,581,065	2,715,624
5.27%, 11/20/2060	2,041,801	2,177,376
5.32%, 04/20/2061	1,292,125	1,368,669
5.47%, 01/20/2060	5,320,134	5,600,247

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.65%, 06/20/2059	$ 1,585,178	$ 1,628,627
5.75%, 12/15/2022	331,566	362,024

Total U.S. Government Agency Obligations (Cost $36,088,954)		34,378,951

U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury Note
0.88%, 03/31/2018	6,000,000	6,029,298
0.88%, 07/31/2019 (C)	7,800,000	7,831,996
1.50%, 05/31/2020	2,000,000	2,046,562

Total U.S. Government Obligations (Cost $15,821,532)		15,907,856

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (E)	8,377,052	8,377,052

Total Securities Lending Collateral (Cost $8,377,052)		8,377,052

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (E), dated 06/30/2016, to be repurchased at $4,492,356 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $4,584,766.	$ 4,492,352	4,492,352

Total Repurchase Agreement (Cost $4,492,352)		4,492,352

Total Investments (Cost $345,372,061) (F)		343,601,315
Net Other Assets (Liabilities) - (3.3)%		(10,851,103)

Net Assets - 100.0%		$ 332,750,212

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$108,673,589	$—	$108,673,589
Corporate Debt Securities	—	99,075,693	—	99,075,693
Mortgage-Backed Securities	—	72,695,822	—	72,695,822
U.S. Government Agency Obligations	—	34,378,951	—	34,378,951
U.S. Government Obligations	—	15,907,856	—	15,907,856
Securities Lending Collateral	8,377,052	—	—	8,377,052
Repurchase Agreement	—	4,492,352	—	4,492,352

Total Investments	$8,377,052	$335,224,263	$—	$343,601,315

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $43,229,137, representing 13.0% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,201,181. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Illiquid security. At June 30, 2016, value of the illiquid security is $581,100, representing 0.2% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $345,372,061. Aggregate gross unrealized appreciation and depreciation for all securities is $1,950,915 and $3,721,661, respectively. Net unrealized depreciation for tax purposes is $1,770,746.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 4.5%
Germany - 1.5%
Deutsche Bundesrepublik Inflation-Linked Bond 0.10%, 04/15/2023 (A)	EUR 3,284,760	$ 3,923,927

Greece - 0.0% (B)
Hellenic Republic Government Bond 0.00% (C), 10/15/2042	366,000	1,137

Italy - 1.8%
Italy Buoni Poliennali del Tesoro
1.25%, 09/15/2032 (A)	440,149	513,503
2.10%, 09/15/2016	10,696	11,949
2.35%, 09/15/2024 (A)	2,600,645	3,314,935
2.55%, 09/15/2041 (A)	417,944	598,171
2.60%, 09/15/2023 (A)	250,958	325,707

		4,764,265

New Zealand - 1.2%
New Zealand Government Bond
2.50%, 09/20/2035 (A)	NZD 800,000	646,293
3.00%, 09/20/2030 (A)	3,098,000	2,651,372

		3,297,665

Total Foreign Government Obligations (Cost $12,147,310)		11,986,994

U.S. GOVERNMENT OBLIGATIONS - 92.6%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 3,293,183	3,205,320
0.75%, 02/15/2042 (D)	9,497,508	9,516,180
1.00%, 02/15/2046	1,843,467	1,990,175
1.38%, 02/15/2044	4,968,018	5,743,044
1.75%, 01/15/2028	8,923,949	10,432,774
2.00%, 01/15/2026 (D)	6,104,794	7,181,796
2.13%, 02/15/2040 - 02/15/2041	12,248,217	16,097,059
2.38%, 01/15/2025 - 01/15/2027	14,160,376	17,120,530
2.50%, 01/15/2029	7,220,146	9,148,148
3.38%, 04/15/2032	877,918	1,285,692
3.63%, 04/15/2028	6,522,655	9,024,367
3.88%, 04/15/2029 (E)	7,923,510	11,412,326
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 07/15/2024	74,452,720	75,814,390
0.25%, 01/15/2025 (D)	4,444,000	4,511,700
0.38%, 07/15/2023	10,690,680	11,053,575
0.63%, 07/15/2021 - 01/15/2026 (D)	11,840,056	12,463,526
0.63%, 01/15/2024	12,692,719	13,288,185
1.13%, 01/15/2021 (D)	9,929,706	10,620,387
1.25%, 07/15/2020	5,857,606	6,294,332
1.38%, 07/15/2018	2,329,656	2,443,318
1.38%, 01/15/2020 (D)	7,326,207	7,822,154

Total U.S. Government Obligations (Cost $238,855,240)		246,468,978

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (B)
Call - 10-Year U.S. Treasury Note Futures Exercise Price $134 Expiration Date 08/26/2016	129	110,859

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - Eurodollar, Mid-Curve 1-Year Exercise Price $98 Expiration Date 09/16/2016	282	$ 1,763
Put - Eurodollar, Mid-Curve 1-Year Exercise Price $99 Expiration Date 09/16/2016	282	5,287

Total Exchange-Traded Options Purchased (Cost $219,739)		117,909

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.2% (F)
Call - AUD vs. USD Exercise Price AUD 1 Expiration Date 07/20/2016, JPM	3,645,000	23,226
Call - EUR vs. USD Exercise Price EUR 1 Expiration Date 07/29/2016, DUB	2,380,000	6,944
Call - GBP vs. JPY Exercise Price GBP 166 Expiration Date 07/14/2016, BCLY	1,845,000	3
Call - USD vs. CAD Exercise Price $1 Expiration Date 11/03/2016, BCLY	5,310,000	92,367
Call - USD vs. CAD Exercise Price $1 Expiration Date 11/03/2016, BCLY	5,310,000	15,888
Call - USD vs. JPY Exercise Price $110 Expiration Date 08/05/2016, HSBC	5,330,000	5,010
Call - USD vs. MXN Exercise Price $18 Expiration Date 11/03/2016, BCLY	5,310,000	228,521
Call - USD vs. MXN Exercise Price $20 Expiration Date 11/03/2016, BCLY	5,310,000	73,713
Put - AUD vs. USD Exercise Price AUD 1 Expiration Date 07/20/2016, JPM	3,645,000	1,528
Put - CHF vs. NOK Exercise Price CHF 8 Expiration Date 08/02/2016, DUB	5,595,000	86
Put - EUR vs. JPY Exercise Price EUR 113 Expiration Date 09/22/2016, DUB	2,390,000	60,372
Put - EUR vs. USD Exercise Price EUR 1 Expiration Date 11/03/2016, BNP	4,675,000	18,822
Put - EUR vs. USD Exercise Price EUR 1 Expiration Date 11/03/2016, BNP	4,675,000	71,232
Put - EUR vs. USD Exercise Price EUR 1 Expiration Date 07/29/2016, DUB	2,380,000	13,917
Put - EUR vs. USD Exercise Price EUR 1 Expiration Date 07/08/2016, BNP	4,895,000	20,371

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED (continued)
Put - GBP vs. USD Exercise Price GBP 1 Expiration Date 08/29/2016, DUB	1,995,000	$ 5,261
Put - GBP vs. USD Exercise Price GBP 1 Expiration Date 08/29/2016, DUB	1,995,000	40,162
Put - USD vs. JPY Exercise Price $97 Expiration Date 08/05/2016, HSBC	2,665,000	9,493

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $791,836)		686,916

	Notional Amount	Value
OVER-THE-COUNTER INFLATION-CAPPED OPTIONS PURCHASED - 0.0% (B) (F)
Call - US CPI Urban Consumers NAS Exercise Rate 2.00% Expiration Date 11/06/2016, DUB	8,440,000	122
Call - US CPI Urban Consumers NAS Exercise Rate 2.00% Expiration Date 11/10/2016, DUB	3,370,000	98

Total Over-the-Counter Inflation-Capped Options Purchased (Cost $11,303)		220

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.3% (F)
Call - Pays Floating Rate Index 3-Month USD-LIBOR Exercise Rate 2.68% Expiration Date 01/12/2021, DUB	1,900,000	405,334

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 2.68% Expiration Date 01/12/2021, DUB	1,900,000	$ 144,478
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR Exercise Rate 2.50% Expiration Date 06/08/2022, DUB	EUR 3,200,000	146,613

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $887,726)		696,425

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 2.2%
Money Market Fund - 2.2%
BlackRock Provident TempFund 24	5,789,593	5,789,593

Total Short-Term Investment Company (Cost $5,789,593)		5,789,593

SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (G)	27,618,546	27,618,546

Total Securities Lending Collateral (Cost $27,618,546)		27,618,546

Total Investments (Cost $286,321,293) (H)		293,365,581
Net Other Assets (Liabilities) - (10.2)%		(27,131,875)

Net Assets - 100.0%		$ 266,233,706

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - Eurodollar, Mid-Curve 1-Year	USD	98.50	09/16/2016	565	$(55,590)	$(3,531)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (F)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - EUR vs. USD	HSBC	EUR	1.14	08/02/2016	EUR	2,380,000	$(21,746)	$(8,182)
Call - USD vs. CAD	BCLY	USD	1.37	11/03/2016	USD	10,620,000	(97,993)	(81,615)
Call - USD vs. MXN	BCLY	USD	19.00	11/03/2016	USD	10,620,000	(185,750)	(276,162)
Put - EUR vs. JPY	DUB	EUR	104.50	09/22/2016	EUR	1,195,000	(9,006)	(8,089)
Put - EUR vs. JPY	DUB	EUR	108.00	09/22/2016	EUR	2,390,000	(26,454)	(27,770)
Put - EUR vs. USD	BNP	EUR	1.06	11/03/2016	EUR	9,350,000	(88,140)	(76,151)
Put - EUR vs. USD	HSBC	EUR	1.09	08/02/2016	EUR	2,380,000	(21,508)	(15,549)
Put - GBP vs. USD	DUB	GBP	1.25	08/29/2016	GBP	3,990,000	(31,254)	(26,033)
Put - USD vs. JPY	HSBC	USD	99.00	08/05/2016	USD	2,665,000	(17,016)	(17,165)

Total							$(498,867)	$(536,716)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

OVER-THE-COUNTER INFLATION-CAPPED OPTIONS WRITTEN: (F)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Call - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50%	HICP Index	04/26/2022	EUR 1,070,000	$(74,168)	$(441)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (F)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	0.90%	06/07/2018	USD	16,100,000	$(79,852)	$(101,425)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	1.90	06/07/2018	USD	16,100,000	(68,279)	(36,146)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	2.10	01/12/2017	USD	12,300,000	(114,775)	(6,723)
Put - 20-Year	DUB	6-Month EUR-EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(23,390)

Total								$(413,175)	$(167,684)

CENTRALLY CLEARED SWAP AGREEMENTS: (I)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.32%	11/30/2020	USD	13,740,000	$(199,782)	$—	$(199,782)
3-Month USD-LIBOR	1.51	01/14/2021	USD	4,430,000	(133,949)	—	(133,949)
3-Month USD-LIBOR	2.16	11/15/2041	USD	1,090,000	(68,832)	—	(68,832)

Total					$(402,563)	$—	$(402,563)

OVER-THE-COUNTER SWAP AGREEMENTS: (F)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	0.74%	01/18/2021	EUR	2,110,547	$(29,292)	$(1)	$(29,291)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	0.76	01/18/2021	EUR	2,110,547	(32,847)	—	(32,847)

Total						$(62,139)	$(1)	$(62,138)

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.18%	01/18/2026	EUR	2,110,547	$56,720	$—	$56,720
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.18	01/18/2026	EUR	2,110,547	51,640	—	51,640

Total						$108,360	$—	$108,360

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Short	(73)	09/30/2016	$—	$(32,501)
5-Year U.S. Treasury Note	Long	217	09/30/2016	196,402	—
10-Year U.S. Treasury Bond	Short	(9)	09/21/2016	—	(33,657)
10-Year U.S. Treasury Note	Long	43	09/21/2016	85,272	—
Euro-BTP Italian Government Bond	Short	(46)	09/08/2016	—	(70,289)
German Euro BOBL	Short	(1)	09/08/2016	—	(1,188)
German Euro Bund	Short	(31)	09/08/2016	—	(81,048)
U.S. Treasury Bond	Short	(60)	09/21/2016	—	(487,445)

Total				$281,674	$(706,128)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (F)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	07/06/2016	USD	9,098,627	EUR	8,148,000	$54,570	$—
BCLY	07/15/2016	GBP	272,220	EUR	355,065	—	(31,815)
BCLY	07/15/2016	GBP	235,153	USD	332,988	—	(19,904)
BCLY	07/15/2016	USD	335,741	GBP	234,931	22,953	—
BCLY	07/19/2016	JPY	71,662,254	GBP	460,000	81,903	—
BNP	07/15/2016	USD	632,897	GBP	450,000	33,766	—
BNP	07/15/2016	USD	665,000	SEK	5,516,639	12,550	—
BNP	07/19/2016	JPY	35,337,195	GBP	225,000	42,823	—
BOA	07/06/2016	USD	72,431	JPY	8,045,000	—	(5,489)
BOA	07/15/2016	AUD	516,655	GBP	290,000	—	(1,005)
BOA	07/15/2016	GBP	850,000	USD	1,181,630	—	(49,940)
BOA	07/15/2016	JPY	27,700,808	USD	261,276	7,097	—
BOA	07/15/2016	USD	383,652	GBP	290,000	—	(2,454)
BOA	07/19/2016	GBP	1,360,000	JPY	206,957,490	2,304	(196,843)
BOA	07/22/2016	USD	1,984,789	AUD	2,675,000	—	(8,557)
BOA	08/03/2016	USD	53,606	JPY	5,503,000	261	—
CBA	07/22/2016	AUD	885,000	USD	649,785	9,696	—
CITI	07/01/2016	AUD	512,500	NOK	3,162,649	4,296	—
CITI	07/01/2016	NOK	2,773,099	AUD	462,379	—	(13,466)
CITI	07/06/2016	USD	43,176	EUR	38,000	997	—
CITI	07/15/2016	GBP	290,000	USD	390,137	—	(4,031)
CITI	07/19/2016	GBP	1,005,000	JPY	143,124,630	—	(48,695)
CITI	07/19/2016	JPY	28,475,028	GBP	180,000	36,247	—
CITI	08/03/2016	USD	27,757	EUR	25,000	—	(21)
DUB	07/15/2016	CHF	644,165	USD	670,000	—	(9,682)
DUB	07/15/2016	EUR	355,000	GBP	281,918	18,831	—
DUB	07/15/2016	GBP	290,000	AUD	522,191	—	(3,122)
DUB	07/15/2016	GBP	563,323	EUR	709,935	—	(38,272)
DUB	07/15/2016	GBP	290,000	JPY	39,923,140	—	(680)
DUB	07/15/2016	GBP	2,305,000	USD	3,228,130	—	(159,251)
DUB	07/15/2016	JPY	39,166,472	GBP	290,000	—	(6,651)
DUB	07/15/2016	NZD	955,000	USD	674,068	7,268	—
DUB	07/15/2016	USD	2,725,116	GBP	1,950,000	130,735	(1,850)
DUB	07/15/2016	USD	275,075	NZD	390,000	—	(3,167)
DUB	07/19/2016	JPY	76,978,126	GBP	495,000	86,810	—
DUB	07/22/2016	USD	661,638	AUD	895,000	—	(5,295)
DUB	08/02/2016	EUR	1,165,000	USD	1,313,817	—	(19,397)
DUB	08/02/2016	USD	664,943	EUR	585,000	14,956	—
GSB	07/15/2016	USD	669,708	GBP	460,069	57,172	—
GSB	07/19/2016	GBP	230,000	JPY	36,807,610	—	(50,413)
GSB	08/02/2016	USD	663,069	EUR	585,000	13,081	—
HSBC	07/01/2016	NOK	3,218,714	AUD	525,000	—	(6,919)
HSBC	07/15/2016	EUR	880,000	GBP	699,799	45,402	—
HSBC	07/15/2016	GBP	290,000	JPY	39,946,630	—	(908)
HSBC	07/15/2016	GBP	225,038	USD	309,182	—	(9,567)
HSBC	07/15/2016	JPY	69,154,500	GBP	500,000	4,288	—
HSBC	07/15/2016	SEK	5,791,688	CHF	675,000	—	(6,946)
HSBC	07/15/2016	USD	311,222	GBP	225,038	11,607	—
HSBC	07/15/2016	USD	656,614	NZD	940,000	—	(14,020)
HSBC	07/19/2016	GBP	177,500	JPY	24,818,278	—	(4,144)
HSBC	07/19/2016	JPY	41,937,761	GBP	280,000	33,549	—
HSBC	09/26/2016	JPY	40,950,612	EUR	360,000	—	(3,022)
MSCS	07/01/2016	AUD	512,500	NOK	3,160,665	4,533	—
MSCS	07/06/2016	USD	49,273	EUR	44,000	435	—
MSCS	07/06/2016	USD	72,463	JPY	8,045,000	—	(5,457)
MSCS	07/15/2016	AUD	852,038	GBP	465,000	15,985	—
MSCS	07/15/2016	GBP	110,000	AUD	200,859	—	(3,261)
MSCS	07/15/2016	GBP	1,004,809	USD	1,408,115	—	(70,312)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (F)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
MSCS	07/15/2016	JPY	69,050,050	GBP	500,000	$3,276	$—
MSCS	07/15/2016	USD	261,276	JPY	26,753,541	2,080	—
MSCS	07/19/2016	GBP	177,500	JPY	24,763,435	—	(3,612)
MSCS	07/19/2016	JPY	84,526,820	GBP	615,000	4,749	(4,570)
MSCS	07/22/2016	AUD	1,640,000	USD	1,200,572	21,516	—
MSCS	08/03/2016	USD	9,116,576	EUR	8,205,000	—	(244)
MSCS	09/26/2016	EUR	360,000	JPY	41,001,609	2,527	—
RBS	07/15/2016	USD	656,291	GBP	455,000	50,504	—
SCB	07/06/2016	USD	2,722,068	NZD	4,037,000	—	(159,485)
SCB	07/15/2016	GBP	500,000	JPY	68,993,960	—	(2,732)
SCB	07/15/2016	JPY	38,878,977	GBP	290,000	—	(9,436)
SCB	07/15/2016	USD	808,141	GBP	605,000	2,643	—
SCB	07/19/2016	JPY	104,971,284	GBP	680,000	111,731	—
SCB	08/03/2016	USD	2,851,858	NZD	4,009,000	—	(5,540)
UBS	07/01/2016	NOK	706,429	AUD	117,621	—	(3,305)
UBS	07/06/2016	USD	145,121	JPY	16,090,000	—	(10,719)
WBC	07/22/2016	USD	513,675	AUD	720,000	—	(22,852)

Total						$953,141	$(1,027,051)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$11,986,994	$—	$11,986,994
U.S. Government Obligations	—	246,468,978	—	246,468,978
Exchange-Traded Options Purchased	117,909	—	—	117,909
Over-the-Counter Foreign Exchange Options Purchased	—	686,916	—	686,916
Over-the-Counter Inflation-Capped Options Purchased	—	220	—	220
Over-the-Counter Interest Rate Swaptions Purchased	—	696,425	—	696,425
Short-Term Investment Company	5,789,593	—	—	5,789,593
Securities Lending Collateral	27,618,546	—	—	27,618,546

Total Investments	$33,526,048	$259,839,533	$—	$293,365,581

Other Financial Instruments
Over-the-Counter Interest Rate Swap Agreements	—	108,360	—	108,360
Futures Contracts (K)	281,674	—	—	281,674
Forward Foreign Currency Contracts (K)	—	953,141	—	953,141

Total Other Financial Instruments	$281,674	$1,061,501	$—	$1,343,175

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(3,531)	$—	$—	$(3,531)
Over-the-Counter Foreign Exchange Options Written	—	(536,716)	—	(536,716)
Over-the-Counter Inflation-Capped Options Written	—	(441)	—	(441)
Over-the-Counter Interest Rate Swaptions Written	—	(167,684)	—	(167,684)
Centrally Cleared Interest Rate Swap Agreements	—	(402,563)	—	(402,563)
Over-the-Counter Interest Rate Swap Agreements	—	(62,139)	—	(62,139)
Futures Contracts (K)	(706,128)	—	—	(706,128)
Forward Foreign Currency Contracts (K)	—	(1,027,051)	—	(1,027,051)

Total Other Financial Instruments	$(709,659)	$(2,196,594)	$—	$(2,906,253)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the total value of Regulation S securities is $11,973,908, representing 4.5% of the Portfolio’s net assets.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate security. The rate disclosed is as of June 30, 2016.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $27,063,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $488,351.
(F)	Cash in the amount of $580,000 has been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(G)	Rate disclosed reflects the yield at June 30, 2016.
(H)	Aggregate cost for federal income tax purposes is $286,321,293. Aggregate gross unrealized appreciation and depreciation for all securities is $8,675,050 and $1,630,762, respectively. Net unrealized appreciation for tax purposes is $7,044,288.
(I)	Cash in the amount of $321,220 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CBA	Commonwealth Bank of Australia
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG
WBC	Westpac Banking Corp.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offer Rate
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NAS	National Academy of Sciences
NSA	Not Seasonally Adjusted

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.2%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$ 3,562,609	$ 3,956,430
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.06% (B), 07/18/2027 (A)	4,560,000	4,525,194
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	2,583,369	2,614,197
Conseco Finance Securitizations Corp. Series 2002-2, Class A2, 6.03% (B), 03/01/2033	110,016	110,455
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C,
2.86%, 01/15/2019	455,000	458,262
Series 2012-2, Class D,
3.50%, 01/15/2019	815,000	822,577
HSBC Home Equity Loan Trust Series 2006-3, Class M1, 0.71% (B), 03/20/2036	5,750,000	5,665,032
ICG US CLO, Ltd. Series 2014-1A, Class A1, 1.78% (B), 04/20/2026 (A)	4,610,000	4,512,208
MVW Owner Trust Series 2014-1A, Class A, 2.25%, 09/22/2031 (A)	2,224,576	2,189,443
NRZ Advance Receivables Trust Advance Receivables Backed Series 2015-T4, Class AT4, 3.20%, 11/15/2047 (A)	5,920,000	5,947,715
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.16% (B), 04/17/2027 (A)	4,650,000	4,591,452
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (A)	6,115,000	6,140,934
Palmer Square CLO, Ltd. Series 2015-2A, Class A1A, 2.13% (B), 07/20/2027 (A)	4,575,000	4,538,135
RAAC Trust Series 2007-RP4, Class A, 0.80% (B), 11/25/2046 (A)	905,436	766,799
SBA Tower Trust Series 2014-1A, Class C, 2.90% (B), 10/15/2044 (A)	9,030,000	9,155,382
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (A)	882,048	880,427
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,702,707	1,698,916
Series 2014-2A, Class A,
2.05%, 06/20/2031 (A)	1,495,350	1,492,313
Series 2014-3A, Class A,
2.30%, 10/20/2031 (A)	1,782,858	1,788,264
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	1,151,859	1,154,464

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	$ 1,195,144	$ 1,198,043
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (A)	1,560,842	1,556,724
SLM Private Education Loan Trust Series 2011-B, Class A3, 2.69% (B), 06/16/2042 (A)	690,000	708,769
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (A)	3,471,434	3,356,360
SpringCastle America Funding LLC Series 2014-AA, Class A, 2.70%, 05/25/2023 (A)	1,361,483	1,366,112
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.39% (B), 10/15/2018 (A)	6,291,000	6,224,992

Total Asset-Backed Securities (Cost $77,748,092)		77,419,599

CORPORATE DEBT SECURITIES - 38.0%
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	1,075,000	1,220,175
5.10%, 01/15/2044	1,260,000	1,468,144

		2,688,319

Airlines - 1.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	2,264,224	2,341,026
3.70%, 04/01/2028	3,927,584	4,084,688
United Airlines Pass-Through Trust 3.75%, 03/03/2028	6,888,559	7,284,651

		13,710,365

Auto Components - 0.2%
BorgWarner, Inc. 3.38%, 03/15/2025 (C)	2,235,000	2,285,330

Automobiles - 0.3%
BMW US Capital LLC 2.80%, 04/11/2026 (A) (C)	1,777,143	1,822,839
General Motors Co.
4.88%, 10/02/2023	850,000	904,860
6.25%, 10/02/2043	500,000	555,426

		3,283,125

Banks - 6.8%
Bank of America Corp.
4.10%, 07/24/2023	1,595,000	1,708,779
4.45%, 03/03/2026, MTN	1,325,000	1,385,865
5.42%, 03/15/2017	1,600,000	1,644,954
5.75%, 12/01/2017	1,965,000	2,079,839
Bank One Corp. 8.00%, 04/29/2027	470,000	636,975
Barclays Bank PLC 10.18%, 06/12/2021 (A)	9,240,000	11,633,382
Branch Banking & Trust Co. 3.80%, 10/30/2026	1,980,000	2,180,631

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
1.70%, 04/27/2018	$ 5,142,000	$ 5,150,243
3.38%, 03/01/2023	1,380,000	1,428,027
6.68%, 09/13/2043	490,000	629,080
Commerzbank AG 8.13%, 09/19/2023 (A)	6,715,000	7,837,614
Cooperatieve Rabobank UA
2.25%, 01/14/2019	620,000	631,938
11.00% (B), 06/30/2019 (A) (D)	8,795,000	10,488,037
First Horizon National Corp. 3.50%, 12/15/2020	2,345,000	2,366,473
HSBC Holdings PLC 4.25%, 03/14/2024	485,000	490,715
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (A)	1,405,000	1,286,273
JPMorgan Chase & Co.
2.00%, 08/15/2017	5,975,000	6,030,669
3.25%, 09/23/2022	1,745,000	1,824,267
4.85%, 02/01/2044 (C)	490,000	587,863
6.75% (B), 02/01/2024 (C) (D)	412,000	453,715
JPMorgan Chase Bank NA 6.00%, 10/01/2017	2,566,000	2,710,237
Macquarie Bank, Ltd. 1.65%, 03/24/2017 (A)	2,245,000	2,249,982
Nordea Bank AB 4.25%, 09/21/2022 (A)	9,640,000	10,188,208
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	1,685,000	1,712,182
6.40%, 10/21/2019	1,130,000	1,246,758
Societe Generale SA 5.00%, 01/17/2024 (A)	2,315,000	2,407,380
Wells Fargo & Co.
2.15%, 01/15/2019	912,000	931,076
4.13%, 08/15/2023	1,855,000	1,997,091
5.38%, 11/02/2043	550,000	640,735
5.90% (B), 06/15/2024 (D)	1,080,000	1,111,050

		85,670,038

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	1,105,000	1,183,727
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	1,360,000	1,383,608
Molson Coors Brewing Co. 2.10%, 07/15/2021 (E)	2,605,000	2,612,919

		5,180,254

Biotechnology - 1.3%
Celgene Corp.
3.63%, 05/15/2024	2,330,000	2,426,586
3.88%, 08/15/2025	3,585,000	3,823,990
5.00%, 08/15/2045	4,585,000	5,049,639
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,310,000	2,513,691
4.75%, 03/01/2046	2,005,000	2,279,892

		16,093,798

Capital Markets - 4.0%
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (C)	3,495,000	3,722,783

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Bank of New York Mellon Corp. 2.10%, 01/15/2019, MTN	$ 1,275,000	$ 1,303,474
Deutsche Bank AG 1.95% (B), 08/20/2020	2,535,000	2,474,657
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	4,225,000	4,367,336
5.75%, 01/24/2022	3,555,000	4,127,213
6.25%, 02/01/2041	490,000	634,111
6.75%, 10/01/2037	1,557,000	1,920,612
Macquarie Group, Ltd. 6.25%, 01/14/2021 (A)	5,645,000	6,451,789
Morgan Stanley
5.00%, 11/24/2025	1,260,000	1,379,437
5.75%, 01/25/2021	8,880,000	10,124,488
Oaktree Capital Management, LP 6.75%, 12/02/2019 (A)	4,080,000	4,677,814
State Street Capital Trust IV 1.65% (B), 06/01/2077	285,000	238,069
UBS AG 7.63%, 08/17/2022	5,385,000	6,098,512
UBS Group Funding Jersey, Ltd. 4.13%, 09/24/2025 (A)	2,883,000	2,988,368

		50,508,663

Chemicals - 0.3%
LyondellBasell Industries NV 5.00%, 04/15/2019	1,217,000	1,317,262
Monsanto Co. 4.40%, 07/15/2044 (C)	2,705,000	2,652,393

		3,969,655

Commercial Services & Supplies - 0.5%
ERAC USA Finance LLC 3.85%, 11/15/2024 (A)	3,020,000	3,246,304
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (A)	2,325,000	2,335,599

		5,581,903

Communications Equipment - 0.4%
Cisco Systems, Inc. 2.13%, 03/01/2019 (C)	797,000	818,568
Harris Corp. 5.55%, 10/01/2021	3,442,000	3,904,767

		4,723,335

Construction Materials - 0.4%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	5,140,000	5,474,773

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	1,111,000	1,128,326
Ford Motor Credit Co. LLC 4.38%, 08/06/2023	706,000	767,310

		1,895,636

Containers & Packaging - 0.2%
International Paper Co. 4.75%, 02/15/2022	2,047,000	2,274,166

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
2.45%, 06/30/2020	4,480,000	4,573,896

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
3.40%, 05/15/2025	$ 2,735,000	$ 2,797,651
4.35%, 06/15/2045	1,445,000	1,400,156
4.60%, 02/15/2021	1,685,000	1,843,872
5.00%, 03/01/2021	905,000	1,013,374
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (A)	790,000	788,309
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	1,902,000	1,388,460
Sprint Capital Corp. 6.88%, 11/15/2028	822,000	645,270
Verizon Communications, Inc.
3.45%, 03/15/2021 (C)	1,125,000	1,205,359
4.50%, 09/15/2020	1,135,000	1,259,800
5.15%, 09/15/2023	2,975,000	3,464,762
6.55%, 09/15/2043	2,901,000	3,908,767

		24,289,676

Electric Utilities - 1.5%
Appalachian Power Co. 3.40%, 06/01/2025 (C)	2,700,000	2,865,316
CenterPoint Energy Houston Electric LLC 4.50%, 04/01/2044	1,160,000	1,368,528
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	504,139
8.88%, 11/15/2018	449,000	523,167
Commonwealth Edison Co. 4.70%, 01/15/2044	1,055,000	1,269,546
Duke Energy Carolinas LLC 4.25%, 12/15/2041	925,000	1,036,495
Duke Energy Corp. 3.75%, 04/15/2024	275,000	295,292
Entergy Arkansas, Inc. 3.70%, 06/01/2024	1,110,000	1,216,745
Jersey Central Power & Light Co. 7.35%, 02/01/2019 (C)	1,000,000	1,127,812
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	369,154
5.30%, 06/01/2042	525,000	654,231
Pacific Gas & Electric Co. 4.75%, 02/15/2044	488,000	576,506
PacifiCorp
3.60%, 04/01/2024 (C)	3,380,000	3,712,605
5.75%, 04/01/2037	400,000	523,152
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN (C)	2,760,000	2,949,063

		18,991,751

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (A)	2,040,000	2,127,630
Schlumberger Investment SA 3.65%, 12/01/2023	835,000	896,348
Weatherford International, Ltd. 5.95%, 04/15/2042	960,000	681,600

		3,705,578

Food & Staples Retailing - 0.8%
CVS Health Corp.
2.25%, 08/12/2019	3,890,000	3,994,945
5.30%, 12/05/2043	319,000	398,218

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	$ 1,258,000	$ 1,396,386
4.30%, 04/22/2044 (C)	945,000	1,102,728
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	2,653,000	2,782,042

		9,674,319

Food Products - 0.3%
Kraft Heinz Foods Co. 2.80%, 07/02/2020 (A)	2,305,000	2,393,606
Mondelez International, Inc. 2.25%, 02/01/2019 (C)	1,570,000	1,604,234

		3,997,840

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 2.65%, 10/01/2018	1,062,000	1,085,564

Health Care Providers & Services - 1.0%
Aetna, Inc. 4.75%, 03/15/2044	345,000	379,053
Anthem, Inc.
1.88%, 01/15/2018 (C)	1,930,000	1,940,926
2.30%, 07/15/2018	1,930,000	1,957,763
3.30%, 01/15/2023	620,000	640,413
Coventry Health Care, Inc. 5.45%, 06/15/2021	1,632,000	1,862,399
Express Scripts Holding Co.
3.40%, 03/01/2027 (E)	2,410,000	2,406,934
4.75%, 11/15/2021	1,255,000	1,407,682
4.80%, 07/15/2046 (E)	660,000	659,120
Tenet Healthcare Corp. 6.25%, 11/01/2018	1,010,000	1,065,550
UnitedHealth Group, Inc. 3.38%, 11/15/2021	650,000	701,547

		13,021,387

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	2,320,000	2,389,600

Industrial Conglomerates - 0.9%
General Electric Co.
5.00% (B), 01/21/2021 (D)	9,493,000	10,072,073
6.88%, 01/10/2039, MTN	500,000	754,725

		10,826,798

Insurance - 2.8%
American International Group, Inc.
4.13%, 02/15/2024	629,000	663,552
8.18% (B), 05/15/2068	1,070,000	1,344,919
Fidelity National Financial, Inc. 5.50%, 09/01/2022	1,320,000	1,455,346
Genworth Holdings, Inc. 7.63%, 09/24/2021	1,125,000	957,656
Lincoln National Corp. 8.75%, 07/01/2019	3,140,000	3,714,366
Metropolitan Life Global Funding I 1.30%, 04/10/2017 (A)	4,970,000	4,985,516
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	1,690,000	1,718,705

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co. 9.25%, 06/15/2039 (A)	$ 4,240,000	$ 6,428,713
Principal Financial Group, Inc. 8.88%, 05/15/2019	1,770,000	2,100,312
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	1,465,000	1,651,603
7.38%, 06/15/2019, MTN	1,595,000	1,850,454
Reinsurance Group of America, Inc. 3.32% (B), 12/15/2065 (C)	10,476,000	7,621,290

		34,492,432

IT Services - 0.3%
International Business Machines Corp. 3.63%, 02/12/2024 (C)	1,543,000	1,682,645
MasterCard, Inc.
2.00%, 04/01/2019	1,366,000	1,400,741
3.38%, 04/01/2024	878,000	951,407

		4,034,793

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	3,515,000	3,576,129

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (A)	1,245,000	1,252,849

Media - 0.9%
21st Century Fox America, Inc. 7.63%, 11/30/2028	1,045,000	1,445,800
CBS Corp.
4.63%, 05/15/2018	655,000	691,105
5.75%, 04/15/2020	520,000	594,999
Comcast Corp. 5.88%, 02/15/2018	2,649,000	2,852,939
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (A) (D)	1,500,000	1,546,875
NBCUniversal Media LLC
4.38%, 04/01/2021	2,770,000	3,103,973
4.45%, 01/15/2043	1,359,000	1,521,445

		11,757,136

Metals & Mining - 0.4%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (C)	1,031,000	1,121,896
Freeport-McMoRan, Inc. 3.88%, 03/15/2023 (C)	1,125,000	984,375
Novelis, Inc. 8.75%, 12/15/2020	2,735,000	2,851,238
Rio Tinto Finance USA PLC 2.88%, 08/21/2022 (C)	390,000	395,960

		5,353,469

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	586,191
4.88%, 03/01/2044	725,000	831,187

		1,417,378

Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	1,485,000	1,639,856

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp.
4.25%, 01/15/2044	$ 360,000	$ 348,495
4.75%, 04/15/2043	520,000	534,595
BP Capital Markets PLC 3.12%, 05/04/2026	3,120,000	3,186,971
Energy Transfer Partners, LP 5.95%, 10/01/2043	960,000	927,690
EOG Resources, Inc. 2.45%, 04/01/2020	1,627,000	1,649,882
Exxon Mobil Corp.
1.82%, 03/15/2019	2,930,000	2,985,614
3.04%, 03/01/2026 (C)	1,290,000	1,369,352
Husky Energy, Inc. 4.00%, 04/15/2024 (C)	1,120,000	1,137,761
Kerr-McGee Corp. 6.95%, 07/01/2024	865,000	1,000,135
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	2,480,000	2,492,730
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (C)	1,370,000	1,373,425
MEG Energy Corp. 6.50%, 03/15/2021 (A)	1,090,000	844,750
Murphy Oil Corp. 3.50%, 12/01/2017	1,326,000	1,322,103
Nexen Energy ULC 5.88%, 03/10/2035	110,000	128,752
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	462,448
8.25%, 03/01/2019	1,065,000	1,219,758
Peabody Energy Corp. 6.25%, 11/15/2021 (F)	1,715,000	227,238
Petrobras Global Finance BV 6.25%, 03/17/2024	1,370,000	1,215,875
Petroleos Mexicanos 3.50%, 01/30/2023	1,145,000	1,078,132
Range Resources Corp. 5.75%, 06/01/2021	450,000	439,875
Shell International Finance BV 2.00%, 11/15/2018	2,249,000	2,287,246
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (C)	1,010,000	1,081,285
4.63%, 03/01/2034	875,000	919,986
Western Gas Partners, LP 5.38%, 06/01/2021	1,956,000	2,062,295
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	477,900
7.88%, 09/01/2021	796,000	855,700
Williams Partners, LP 5.40%, 03/04/2044	814,000	724,165

		33,994,014

Pharmaceuticals - 0.8%
Actavis Funding SCS 4.55%, 03/15/2035	3,695,000	3,797,429
Mylan NV 3.15%, 06/15/2021 (A)	2,929,000	2,971,025
Perrigo Co. PLC 2.30%, 11/08/2018	3,365,000	3,393,970

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021 (C)	$ 383,000	$ 405,875

		10,568,299

Real Estate Investment Trusts - 2.4%
EPR Properties 4.50%, 04/01/2025 (C)	4,740,000	4,700,701
HCP, Inc. 3.40%, 02/01/2025	1,665,000	1,609,933
Kilroy Realty, LP 4.25%, 08/15/2029	6,355,000	6,722,561
Realty Income Corp. 3.88%, 07/15/2024	4,095,000	4,300,933
Simon Property Group, LP 3.38%, 10/01/2024	6,665,000	7,149,079
Ventas Realty, LP / Ventas Capital Corp. 2.70%, 04/01/2020	535,000	546,004
Vereit Operating Partnership, LP
2.00%, 02/06/2017	3,705,000	3,727,230
3.00%, 02/06/2019	1,655,000	1,657,069

		30,413,510

Road & Rail - 0.3%
Aviation Capital Group Corp. 7.13%, 10/15/2020 (A)	3,032,000	3,441,320
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	282,894
3.75%, 04/01/2024	294,000	324,848

		4,049,062

Semiconductors & Semiconductor Equipment - 0.4%
KLA-Tencor Corp. 4.13%, 11/01/2021	3,735,000	3,976,434
LAM Research Corp. 3.90%, 06/15/2026	885,000	931,710

		4,908,144

Software - 0.2%
Microsoft Corp. 2.70%, 02/12/2025	2,445,000	2,527,673

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc. 2.85%, 02/23/2023	5,198,000	5,462,142
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02%, 06/15/2026 (A)	1,265,000	1,318,746
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (A)	4,040,000	4,216,875
HP, Inc. 3.75%, 12/01/2020	270,000	285,203

		11,282,966

Tobacco - 0.1%
Altria Group, Inc. 4.00%, 01/31/2024	905,000	1,012,460

Trading Companies & Distributors - 0.2%
International Lease Finance Corp. 6.75%, 09/01/2016 (A)	2,000,000	2,010,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV 2.38%, 09/08/2016	$ 3,420,000	$ 3,430,034
Crown Castle Towers LLC
4.88%, 08/15/2040 (A)	3,445,000	3,755,509
6.11%, 01/15/2040 (A)	7,393,000	8,223,676
SBA Tower Trust 2.24%, 04/15/2043 (A)	1,420,000	1,423,885
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	3,570,000	3,802,050
Sprint Corp. 7.88%, 09/15/2023	1,290,000	1,054,575
T-Mobile USA, Inc.
6.46%, 04/28/2019 (C)	145,000	147,356
6.63%, 04/28/2021	475,000	496,375
6.73%, 04/28/2022	460,000	483,713
6.84%, 04/28/2023	145,000	153,156

		22,970,329

Total Corporate Debt Securities (Cost $468,669,633)		476,942,516

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Brazil - 0.1%
Brazil Government International Bond 4.25%, 01/07/2025 (C)	1,440,000	1,414,800

Colombia - 0.1%
Colombia Government International Bond 4.00%, 02/26/2024 (C)	810,000	846,045

Indonesia - 0.2%
Indonesia Government International Bond 5.38%, 10/17/2023 (A)	2,500,000	2,813,257

Mexico - 0.3%
Mexico Government International Bond 4.00%, 10/02/2023	3,618,000	3,894,958

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025 (C)	1,010,000	1,373,600

Republic of Korea - 0.4%
Export-Import Bank of Korea 4.00%, 01/11/2017	3,750,000	3,805,875
Korea Development Bank 3.50%, 08/22/2017	1,610,000	1,651,242

		5,457,117

Turkey - 0.2%
Turkey Government International Bond 5.75%, 03/22/2024	2,180,000	2,430,940

Total Foreign Government Obligations (Cost $17,331,428)		18,230,717

MORTGAGE-BACKED SECURITIES - 12.4%
Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2, 1.29% (B), 02/25/2035	4,403	4,390
Alternative Loan Trust
Series 2005-36, Class 2A1A,
0.76% (B), 08/25/2035	1,149,757	791,893

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	$ 1,991,811	$ 1,802,401
Series 2005-51, Class 3A3A,
0.77% (B), 11/20/2035	997,877	808,730
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	7,526,615	5,418,548
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,644,321	1,259,803
Banc of America Commercial Mortgage Trust Series 2007-3, Class A1A, 5.72% (B), 06/10/2049	2,358,105	2,417,960
Banc of America Funding Trust Series 2005-E, Class 4A1, 2.89% (B), 03/20/2035	162,134	159,670
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	3,410,000	3,493,232
Series 2012-TFT, Class C,
3.58% (B), 06/05/2030 (A)	4,215,000	4,153,107
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2, 3.22% (B), 11/25/2034	82,388	73,563
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	2,485,860	2,501,271
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	1,706,805	1,737,831
Series 2007-PW17, Class A1A,
5.65% (B), 06/11/2050	1,612,079	1,671,809
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2, 0.66% (B), 12/25/2046	113,238	65,781
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.86% (B), 02/25/2034	100,790	98,699
Series 2005-3, Class 1A2,
0.74% (B), 04/25/2035	207,327	176,453
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	1,140,000	1,250,181
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	1,735,000	1,933,415
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (B), 06/25/2058 (A)	5,401,960	5,556,335
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (B), 12/11/2049 (A)	2,350,000	2,382,687
Series 2013-CR11, Class AM,
4.72% (B), 10/10/2046	565,000	643,868
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	1,380,000	1,448,792
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,240,000	1,366,029

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (A)	$ 1,560,000	$ 1,637,413
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (B), 12/10/2049	1,175,000	1,215,482
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (A)	4,655,000	4,836,576
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A2, 5.45% (B), 01/15/2049	5,729	5,718
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 4.04% (B), 08/26/2036 (A)	4,327,261	4,233,160
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (A)	1,387,718	1,376,943
Series 2014-4R, Class 21A1,
0.78% (B), 12/27/2035 (A)	5,933,662	5,409,046
DBRR Trust Series 2011-C32, Class A3A, 5.89% (B), 06/17/2049 (A)	1,320,000	1,342,088
Extended Stay America Trust Series 2013-ESH7, Class A27, 2.96%, 12/05/2031 (A)	1,289,157	1,293,302
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
3.42% (B), 12/19/2033	27,332	25,868
Series 2005-AR1, Class 3A,
3.27% (B), 03/18/2035	54,725	53,226
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (B), 12/10/2027 (A)	3,320,000	3,177,591
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class C, 3.63%, 06/05/2031 (A)	410,000	420,690
Hilton USA Trust Series 2013-HLT, Class DFX, 4.41%, 11/05/2030 (A)	970,000	975,757
Hilton USA Trust, Interest Only STRIPS Series 2013-HLT, Class X1FX, 0.00% (B), 11/05/2030 (A)	22,320,000	223
Impac CMB Trust Series 2004-6, Class 1A1, 1.25% (B), 10/25/2034	38,252	35,068
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 4.07% (B), 08/25/2037	663,279	501,773
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (B), 06/12/2047	3,778,246	3,822,802
Series 2007-LD11, Class ASB,
5.93% (B), 06/15/2049	228,517	230,187

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2007-LD12, Class A1A,
5.85% (B), 02/15/2051	$ 3,377,548	$ 3,496,807
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	2,714,554	2,762,555
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	190,959	205,154
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.45% (B), 02/25/2034	67,422	66,692
Series 2006-A2, Class 5A1,
2.71% (B), 11/25/2033	75,579	75,884
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	396,861	324,874
JPMorgan Re-REMIC Trust Series 2014-2, Class 6A1, 2.92% (B), 05/26/2037 (A)	5,336,809	5,331,099
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.36% (B), 09/15/2045	900,000	950,554
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1, 2.90% (B), 11/25/2035 (A)	573,233	431,722
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.09% (B), 10/25/2028	37,023	36,082
Series 2004-A1, Class 2A1,
2.77% (B), 02/25/2034	218,384	218,973
Series 2005-A3, Class A1,
0.72% (B), 04/25/2035	42,605	40,566
Series 2005-A4, Class 2A2,
2.88% (B), 07/25/2035	233,455	206,057
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.02% (B), 06/12/2050	1,013,943	1,039,356
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.90% (B), 04/12/2049	2,855,000	2,874,794
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	3,674,818	3,730,535
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	1,090,000	1,110,912
Series 2007-IQ14, Class A1A,
5.67% (B), 04/15/2049	1,030,988	1,058,048
Series 2007-IQ15, Class AM,
6.10% (B), 06/11/2049	1,225,000	1,262,969
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.99% (B), 08/15/2045 (A)	540,000	550,574
Series 2012-XA, Class A,
2.00%, 07/27/2049 (A)	478,515	474,836
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	7,253,938	7,397,115
Motel 6 Trust Series 2015-MTL6, Class C, 3.64%, 02/05/2030 (A)	11,625,000	11,563,135
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50% (B), 10/25/2034 (A)	92,096	92,888

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	$ 3,887,390	$ 4,038,022
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,697,612	1,759,993
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	3,042,087	3,174,725
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1.03% (B), 05/25/2035	3,356,087	3,216,113
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (B), 01/11/2037 (A)	4,200,000	3,956,203
RALI Trust
Series 2007-QO1, Class A1,
0.60% (B), 02/25/2047	523,999	413,795
Series 2007-QO4, Class A1A,
0.64% (B), 05/25/2047	977,995	758,339
RBSCF Trust Series 2010-RR3, Class WBTA, 6.15% (B), 02/16/2051 (A)	6,734,996	6,757,369
SCG Trust Series 2013-SRP1, Class AJ, 2.39% (B), 11/15/2026 (A)	1,140,000	1,136,777
STRIPS, Ltd. Series 2012-1A, Class A, 1.50%, 12/25/2044 (A)	366,204	365,746
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
2.84% (B), 07/25/2035	672,308	540,469
Series 2007-3, Class 3A1,
3.06% (B), 04/25/2047	1,649,897	1,262,982
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1.15% (B), 01/19/2034	47,335	45,475
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	3,488,417	3,556,381
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	4,033,904	4,083,981
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	2,680,000	2,842,914
Voyager BRSTN Delaware Trust, Interest Only STRIPS Series 2009-1, Class UAU7, 0.70% (B), 12/26/2036 (A)	168,124	163,101
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
0.74% (B), 07/25/2045	61,566	57,578
Series 2007-OA6, Class 1A1B,
1.22% (B), 07/25/2047	837,170	218,680
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A, 1.75%, 08/20/2021 (A)	65,955	65,947

Total Mortgage-Backed Securities (Cost $159,247,499)		155,526,132

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	$ 340,000	$ 519,411
State of California, General Obligation Unlimited 7.60%, 11/01/2040	1,585,000	2,563,896
University of California, Revenue Bonds Series AD, 4.86%, 05/15/2112	315,000	351,178

		3,434,485

Georgia - 0.0% (G)
Municipal Electric Authority of Georgia, Revenue Bonds Series A, 6.64%, 04/01/2057	295,000	388,462

Illinois - 0.1%
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	670,000	643,166

New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds Series F, 7.41%, 01/01/2040	431,000	674,662

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds Series E, 6.81%, 11/15/2040	355,000	517,267
New York City Water & Sewer System, Revenue Bonds Series CC, 5.88%, 06/15/2044	340,000	488,713
New York State Dormitory Authority, Revenue Bonds Series H, 5.39%, 03/15/2040	330,000	437,464
Port Authority of New York & New Jersey, Revenue Bonds Series 181, 4.96%, 08/01/2046	570,000	708,333

		2,151,777

Total Municipal Government Obligations (Cost $6,302,493)		7,292,552

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
Federal Home Loan Mortgage Corp.
2.25% (B), 02/01/2037 - 05/01/2037	137,958	142,922
2.37% (B), 04/01/2037	192,662	200,833
2.49% (B), 09/01/2035	1,059,608	1,125,142
2.54% (B), 01/01/2038	231,741	245,353
2.55% (B), 09/01/2037	22,193	23,651
2.63% (B), 12/01/2034	21,325	22,774
3.00% (B), 05/01/2037 - 02/01/2041	761,381	808,094
5.50%, 12/01/2016 - 06/01/2041	2,012,207	2,256,927
6.00%, 08/01/2016 - 05/01/2031	545,396	632,933
Federal National Mortgage Association
1.70% (B), 08/01/2037	9,170	9,415

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.16% (B), 08/01/2034	$ 13,492	$ 14,028
2.29% (B), 01/01/2035	25,973	27,060
2.50%, TBA (E) (H)	9,151,000	9,467,526
2.65% (B), 08/01/2035	67,162	69,449
2.82% (B), 03/01/2041	418,093	442,816
2.95% (B), 03/01/2041	265,919	281,039
3.00%, TBA (E) (H)	60,605,000	62,894,245
3.50%, 07/01/2028 - 01/01/2029	4,714,062	5,055,187
3.50%, TBA (E) (H)	63,885,000	67,427,171
4.00%, TBA (E) (H)	21,425,000	22,971,002
4.50%, 02/01/2025 - 06/01/2026	3,105,455	3,335,234
5.00%, 04/01/2039 - 11/01/2039	7,258,141	8,191,155
5.00%, TBA (E) (H)	2,122,000	2,357,673
5.50%, 04/01/2036 - 04/01/2041	1,597,619	1,809,899
6.00%, 02/01/2034 - 02/01/2041	8,804,366	10,213,496
6.50%, 05/01/2040	2,514,759	2,921,513
7.00%, 09/01/2016	120	120
Government National Mortgage Association 4.46%, 06/20/2062	7,286,974	7,758,540
Government National Mortgage Association, Interest Only STRIPS 0.90% (B), 02/16/2053	9,011,059	550,293

Total U.S. Government Agency Obligations (Cost $208,783,584)		211,255,490

U.S. GOVERNMENT OBLIGATIONS - 23.6%
U.S. Treasury Bond
2.50%, 02/15/2045	10,126,000	10,542,513
2.75%, 08/15/2042 (C)	11,570,500	12,748,342
3.00%, 11/15/2045	400,000	459,938
3.50%, 02/15/2039 (C)	3,049,000	3,847,933
3.63%, 02/15/2044 (C)	38,610,900	49,783,929
4.50%, 02/15/2036 (C)	9,878,200	14,228,470
4.75%, 02/15/2037	2,822,000	4,197,945
5.25%, 02/15/2029 (C)	8,215,000	11,615,879
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,740,256	2,034,491
2.50%, 01/15/2029	7,433,630	9,418,640
U.S. Treasury Inflation Indexed Note 0.63%, 01/15/2024	15,901,475	16,647,477
U.S. Treasury Note
0.38%, 10/31/2016	19,272,000	19,273,310
0.50%, 09/30/2016 (C)	4,374,000	4,375,627
0.63%, 09/30/2017 (C)	5,085,000	5,089,770
0.88%, 04/30/2017 (C)	12,222,000	12,259,130
1.00%, 11/30/2019 (C)	8,771,500	8,828,716
1.25%, 11/30/2018 (C)	24,527,900	24,877,619
1.63%, 03/31/2019 - 11/15/2022	41,865,800	42,908,863
1.63%, 02/15/2026 (C)	495,000	500,569
1.75%, 05/15/2023	3,333,000	3,438,329
1.88%, 11/30/2021 (C)	6,429,000	6,694,698
2.00%, 02/15/2025 (C)	13,447,000	14,068,924
2.25%, 11/15/2024	3,363,900	3,588,336
2.50%, 08/15/2023 - 05/15/2024	13,789,100	14,957,477

Total U.S. Government Obligations (Cost $276,257,730)		296,386,925

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.1%
Citigroup Capital XIII 7.01% (B)	60,502	$ 1,577,287

Capital Markets - 0.1%
State Street Corp. Series D, 5.90% (B) (C)	23,039	649,470

Electric Utilities - 0.0% (G)
SCE Trust III Series H, 5.75% (B) (C)	7,998	231,942

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp. Series Z, 8.38% (B) (C) (I)	93,300	415,185
Federal National Mortgage Association
Series O, 0.00% (B) (I) (J)	1,300	9,555
Series S, 8.25% (B) (I)	81,175	362,852

		787,592

Total Preferred Stocks (Cost $4,586,141)		3,246,291

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.2%
Federal Home Loan Bank Discount Notes
0.33% (K), 08/01/2016	$ 65,300,000	65,285,960
0.34% (K), 08/12/2016 - 10/03/2016	22,908,000	22,892,757
0.35% (K), 07/08/2016 - 07/29/2016	5,100,000	5,099,406
0.40% (K), 09/07/2016 - 09/16/2016	45,900,000	45,874,233
0.43% (K), 08/12/2016	1,000,000	999,708

Total Short-Term U.S. Government Agency Obligations (Cost $140,136,694)		140,152,064

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
0.20% (K), 08/11/2016 (C)	$ 8,412,000	$ 8,410,048
0.21% (K), 07/07/2016 (C)	5,575,000	5,574,944
0.27% (K), 08/11/2016	2,700,000	2,699,374
0.29% (K), 10/06/2016	8,415,000	8,409,194

Total Short-Term U.S. Government Obligations (Cost $25,092,620)		25,093,560

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (K)	86,070,228	86,070,228

Total Securities Lending Collateral (Cost $86,070,228)		86,070,228

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (K), dated 06/30/2016, to be repurchased at $23,956,689 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $24,439,366.	$ 23,956,669	23,956,669

Total Repurchase Agreement (Cost $23,956,669)		23,956,669

Total Investments (Cost $1,494,182,811) (L)		1,521,572,743
Net Other Assets (Liabilities) - (21.2)%		(265,780,287)

Net Assets - 100.0%		$ 1,255,792,456

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$77,419,599	$—	$77,419,599
Corporate Debt Securities	—	476,942,516	—	476,942,516
Foreign Government Obligations	—	18,230,717	—	18,230,717
Mortgage-Backed Securities	—	155,526,132	—	155,526,132
Municipal Government Obligations	—	7,292,552	—	7,292,552
U.S. Government Agency Obligations	—	211,255,490	—	211,255,490
U.S. Government Obligations	—	296,386,925	—	296,386,925
Preferred Stocks	3,246,291	—	—	3,246,291
Short-Term U.S. Government Agency Obligations	—	140,152,064	—	140,152,064
Short-Term U.S. Government Obligations	—	25,093,560	—	25,093,560
Securities Lending Collateral	86,070,228	—	—	86,070,228
Repurchase Agreement	—	23,956,669	—	23,956,669

Total Investments	$89,316,519	$1,432,256,224	$—	$1,521,572,743

LIABILITIES

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $292,006,077, representing 23.3% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $84,321,136. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(F)	Security in default.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Cash in the amount of $353,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(I)	Non-income producing securities.
(J)	Percentage rounds to less than 0.01% or (0.01)%.
(K)	Rates disclosed reflect the yields at June 30, 2016.
(L)	Aggregate cost for federal income tax purposes is $1,494,182,811. Aggregate gross unrealized appreciation and depreciation for all securities is $44,175,448 and $16,785,516, respectively. Net unrealized appreciation for tax purposes is $27,389,932.
(M)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.9%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 4,387,000	$ 3,750,885
6.13%, 01/15/2023 (A)	930,000	792,825
7.50%, 03/15/2025 (A)	691,000	597,715
7.75%, 03/15/2020 (A)	1,812,000	1,780,290
Triumph Group, Inc. 5.25%, 06/01/2022	2,244,000	2,064,480

		8,986,195

Airlines - 2.5%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	1,000,000	955,000
5.50%, 10/01/2019 (A)	2,874,000	2,845,260
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	2,087,421	2,150,044
6.13%, 07/15/2018 (A)	7,155,000	7,405,425
Continental Airlines Pass-Through Certificates 6.13%, 04/29/2018	3,220,000	3,389,050
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	588,292	614,060
United Airlines Pass-Through Trust 4.63%, 03/03/2024	732,229	734,059
United Continental Holdings, Inc. 6.38%, 06/01/2018	1,185,000	1,235,362
US Airways Pass-Through Trust 6.75%, 12/03/2022	580,629	621,273

		19,949,533

Auto Components - 0.2%
Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	1,500,000	1,528,125

Automobiles - 0.2%
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020	430,000	434,838
5.25%, 04/15/2023	1,450,000	1,440,937

		1,875,775

Banks - 3.1%
Bank of America Corp. 8.00% (B), 01/30/2018 (C)	3,947,000	3,922,331
Barclays PLC
6.63% (B), 09/15/2019 (C)	2,336,000	2,084,880
8.25% (B), 12/15/2018 (C)	1,843,000	1,801,459
BNP Paribas SA 7.63% (B), 03/30/2021 (A) (C)	768,000	768,000
CIT Group, Inc.
5.00%, 08/15/2022	385,000	391,738
5.25%, 03/15/2018	1,525,000	1,571,177
5.38%, 05/15/2020	190,000	198,075
5.50%, 02/15/2019 (A)	2,290,000	2,395,912
Citigroup, Inc. 6.30% (B), 05/15/2024 (C)	3,900,000	3,880,110
JPMorgan Chase & Co.
5.00% (B), 07/01/2019 (C)	2,015,000	1,926,844
7.90% (B), 04/30/2018 (C)	2,852,000	2,909,040
Lloyds Banking Group PLC 7.50% (B), 06/27/2024 (C)	2,525,000	2,468,187

		24,317,753

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.8%
Cott Beverages, Inc.
5.38%, 07/01/2022	$ 4,099,000	$ 4,099,000
6.75%, 01/01/2020	2,484,000	2,589,570

		6,688,570

Biotechnology - 0.2%
Concordia International Corp. 7.00%, 04/15/2023 (A)	1,499,000	1,277,898

Building Products - 3.1%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017	7,646,000	6,804,940
Builders FirstSource, Inc.
7.63%, 06/01/2021 (A)	2,415,000	2,523,675
10.75%, 08/15/2023 (A)	4,070,000	4,426,125
Griffon Corp.
5.25%, 03/01/2022 (A)	1,300,000	1,283,750
5.25%, 03/01/2022	3,975,000	3,925,312
Norbord, Inc. 6.25%, 04/15/2023 (A)	2,237,000	2,292,925
Ply Gem Industries, Inc. 6.50%, 02/01/2022	3,042,000	2,974,815

		24,231,542

Capital Markets - 1.8%
Credit Suisse Group AG
6.25% (B), 12/18/2024 (A) (C)	807,000	759,450
7.50% (B), 12/11/2023 (A) (C)	4,022,000	4,042,110
Deutsche Bank AG 7.50% (B), 04/30/2025 (C)	2,200,000	1,839,750
Goldman Sachs Capital II 4.00% (B), 08/01/2016 (C)	5,876,000	4,400,654
Morgan Stanley
5.45% (B), 07/15/2019 (C)	2,970,000	2,851,200
5.55% (B), 07/15/2020 (C)	320,000	316,992

		14,210,156

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	6,738,000	5,634,989
10.00%, 04/15/2020	1,201,000	1,122,935
Tronox Finance LLC 7.50%, 03/15/2022 (A)	2,217,000	1,596,240

		8,354,164

Commercial Services & Supplies - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A)	2,052,000	1,857,060
5.50%, 04/01/2023	1,081,000	1,064,785

		2,921,845

Construction & Engineering - 1.8%
Abengoa Greenfield SA 6.50%, 10/01/2019 (A) (D)	1,767,000	70,680
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.88%, 02/15/2021 (A)	4,673,000	4,194,017
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	2,147,000	1,959,138
6.50%, 12/15/2020 (A)	814,000	811,965

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	$ 1,785,000	$ 1,213,800
7.25%, 10/15/2020 (A)	1,250,000	1,081,250
8.00%, 11/01/2019 (A)	1,800,000	1,233,000
9.13%, 11/15/2020 (A)	6,000,000	4,080,000

		14,643,850

Consumer Finance - 4.2%
Ally Financial, Inc.
3.25%, 02/13/2018	872,000	872,000
5.50%, 02/15/2017	1,700,000	1,725,500
5.75%, 11/20/2025	1,366,000	1,369,415
6.25%, 12/01/2017	2,830,000	2,964,425
8.00%, 12/31/2018 - 11/01/2031	1,599,000	1,817,303
Altice Financing SA
6.63%, 02/15/2023 (A)	2,539,000	2,492,968
7.50%, 05/15/2026 (A)	1,570,000	1,538,600
Altice US Finance I Corp. 5.38%, 07/15/2023 (A)	980,000	972,650
Navient Corp.
5.50%, 01/15/2019, MTN	2,630,000	2,634,997
5.88%, 10/25/2024	2,126,000	1,817,730
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	1,847,000	1,800,825
7.25%, 12/15/2021 (A)	3,079,000	2,948,142
Springleaf Finance Corp.
6.00%, 06/01/2020	3,589,000	3,360,201
7.75%, 10/01/2021	1,987,000	1,912,488
8.25%, 12/15/2020	4,694,000	4,705,735

		32,932,979

Containers & Packaging - 2.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.65% (B), 12/15/2019 (A)	3,620,000	3,633,575
4.63%, 05/15/2023 (A)	550,000	541,750
7.00%, 11/15/2020 (A)	774,706	759,212
7.25%, 05/15/2024 (A)	535,000	546,034
Ball Corp.
4.38%, 12/15/2020	958,000	1,007,696
5.25%, 07/01/2025	2,466,000	2,570,805
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc. 5.63%, 12/15/2016 (A)	645,000	646,613
Coveris Holdings SA 7.88%, 11/01/2019 (A)	3,200,000	3,108,000
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	1,617,000	1,698,529
6.38%, 08/15/2025 (A)	539,000	563,255
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	955,000	966,937
7.00%, 07/15/2024 (A)	495,000	509,603

		16,552,009

Diversified Financial Services - 2.7%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	800,000	814,000
4.63%, 07/01/2022	1,691,000	1,731,719

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Denali International LLC / Denali Finance Corp. 5.63%, 10/15/2020 (A)	$ 7,530,000	$ 7,898,970
Glen Meadow Pass-Through Trust 6.51% (B), 02/12/2067 (A)	6,373,000	4,588,560
ILFC E-Capital Trust I 3.98% (B), 12/21/2065 (A)	4,780,000	3,752,300
ILFC E-Capital Trust II 4.23% (B), 12/21/2065 (A)	875,000	691,250
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.50%, 04/15/2021 (A)	2,441,000	2,191,652

		21,668,451

Diversified Telecommunication Services - 7.2%
CenturyLink, Inc.
6.45%, 06/15/2021	594,000	603,653
7.50%, 04/01/2024	1,430,000	1,442,512
7.65%, 03/15/2042	12,462,000	10,530,390
Frontier Communications Corp.
6.88%, 01/15/2025	318,000	266,921
7.63%, 04/15/2024	4,566,000	4,040,910
9.00%, 08/15/2031	3,778,000	3,322,279
10.50%, 09/15/2022	1,238,000	1,309,959
11.00%, 09/15/2025	581,000	601,335
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,038,000	2,201,040
7.63%, 06/15/2021	1,302,000	1,401,115
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	4,464,000	3,180,600
8.00%, 02/15/2024 (A)	525,000	517,125
Neptune Finco Corp.
6.63%, 10/15/2025 (A)	752,000	789,600
10.13%, 01/15/2023 (A)	752,000	842,240
10.88%, 10/15/2025 (A)	950,000	1,085,964
Numericable-SFR SA 7.38%, 05/01/2026 (A)	2,538,000	2,509,447
Sprint Capital Corp. 8.75%, 03/15/2032	1,090,000	931,950
UPCB Finance IV, Ltd. 5.38%, 01/15/2025 (A)	2,750,000	2,722,500
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	3,425,000	3,279,437
6.38%, 04/15/2023 (A)	1,820,000	1,820,000
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	1,750,000	1,693,125
5.50%, 08/15/2026 (A)	675,000	656,438
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	2,500,000	2,450,000
7.38%, 04/23/2021 (A)	4,935,000	4,700,587
Windstream Services LLC 7.75%, 10/01/2021	4,602,000	4,337,385

		57,236,512

Electric Utilities - 1.4%
Elwood Energy LLC 8.16%, 07/05/2026	2,563,074	2,819,381
Homer City Generation, LP 8.73%, 10/01/2026	7,089,700	4,112,026

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Red Oak Power LLC 9.20%, 11/30/2029	$ 1,325,000	$ 1,371,375
Terraform Global Operating LLC 9.75%, 08/15/2022 (A)	3,244,000	2,935,820

		11,238,602

Electronic Equipment, Instruments & Components - 0.6%
Belden, Inc. 5.50%, 09/01/2022 (A)	2,514,000	2,532,855
Sanmina Corp. 4.38%, 06/01/2019 (A)	1,835,000	1,876,288

		4,409,143

Energy Equipment & Services - 4.0%
CSI Compressco, LP / Compressco Finance, Inc. 7.25%, 08/15/2022	2,453,000	2,011,460
Genesis Energy, LP / Genesis Energy Finance Corp. 6.75%, 08/01/2022	3,390,000	3,288,300
Noble Holding International, Ltd.
6.05%, 03/01/2041	1,491,000	894,600
7.95%, 04/01/2045	1,275,000	895,688
NuStar Logistics, LP
4.80%, 09/01/2020	3,924,000	3,806,280
6.75%, 02/01/2021	42,000	42,420
8.15%, 04/15/2018	2,000,000	2,120,000
Regency Energy Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	4,470,000	4,781,304
Rowan Cos., Inc. 4.88%, 06/01/2022	2,296,000	2,009,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 03/01/2025	3,540,000	3,548,931
5.88%, 06/30/2026 (A)	1,986,000	1,993,447
Transocean, Inc. 8.13%, 12/15/2021	3,721,000	3,144,245
Weatherford International LLC 6.80%, 06/15/2037	2,144,000	1,581,865
Weatherford International, Ltd. 6.75%, 09/15/2040	1,875,000	1,387,500

		31,505,040

Food & Staples Retailing - 0.6%
Albertsons Cos. LLC / Safeway, Inc. 6.63%, 06/15/2024 (A)	711,000	734,108
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,764,000	1,883,070
6.75%, 06/15/2021	2,253,000	2,371,282

		4,988,460

Food Products - 1.4%
Aramark Services, Inc. 5.75%, 03/15/2020	205,000	211,150
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	1,160,000	1,090,400
7.25%, 06/01/2021 (A)	2,140,000	2,214,900
Pilgrim’s Pride Corp. 5.75%, 03/15/2025 (A)	1,009,000	1,006,477
Post Holdings, Inc.
6.75%, 12/01/2021 (A)	4,845,000	5,123,587

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc. (continued)
7.38%, 02/15/2022	$ 827,000	$ 869,384
8.00%, 07/15/2025 (A)	458,000	507,808

		11,023,706

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp. 6.75%, 06/15/2023 (A)	2,516,000	2,207,790

Health Care Equipment & Supplies - 1.7%
Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (A)	3,330,000	2,747,250
DJO Finco, Inc. / DJO Finance LLC 8.13%, 06/15/2021 (A)	2,345,000	2,028,425
Hologic, Inc. 5.25%, 07/15/2022 (A)	2,139,000	2,235,255
Mallinckrodt International Finance SA 4.75%, 04/15/2023	3,250,000	2,632,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 08/01/2022 (A)	3,982,000	3,782,900

		13,426,330

Health Care Providers & Services - 5.6%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	7,498,000	6,560,750
7.13%, 07/15/2020	2,295,000	2,127,672
8.00%, 11/15/2019	2,104,000	2,059,290
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	2,229,000	2,332,091
HCA Holdings, Inc. 6.25%, 02/15/2021	8,043,000	8,585,902
HCA, Inc.
5.88%, 02/15/2026	1,270,000	1,317,625
7.50%, 02/15/2022	3,410,000	3,877,170
HealthSouth Corp. 5.75%, 11/01/2024 - 09/15/2025	3,573,000	3,569,400
LifePoint Health, Inc. 5.50%, 12/01/2021	3,940,000	4,107,450
Tenet Healthcare Corp.
4.38%, 10/01/2021	1,200,000	1,191,000
5.00%, 03/01/2019	745,000	720,787
5.50%, 03/01/2019	1,135,000	1,117,975
6.00%, 10/01/2020	1,410,000	1,487,550
6.75%, 06/15/2023	1,034,000	990,055
8.13%, 04/01/2022	4,042,000	4,142,242

		44,186,959

Hotels, Restaurants & Leisure - 5.8%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	445,000	465,025
6.88%, 05/15/2023	3,145,000	3,349,425
FelCor Lodging, LP 5.63%, 03/01/2023	2,680,000	2,680,000
International Game Technology PLC
6.25%, 02/15/2022 (A)	231,000	234,754
6.50%, 02/15/2025 (A)	8,218,000	8,279,635
MGM Growth Properties Operating Partnership, LP / MGP Escrow Co-Issuer, Inc. 5.63%, 05/01/2024 (A)	271,000	286,583

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
6.00%, 03/15/2023	$ 1,232,000	$ 1,299,760
6.63%, 12/15/2021	3,185,000	3,463,687
7.75%, 03/15/2022	3,385,000	3,825,050
11.38%, 03/01/2018	1,911,000	2,173,763
NCL Corp., Ltd. 4.63%, 11/15/2020 (A)	2,630,000	2,625,056
New Cotai LLC / New Cotai Capital Corp. 10.63%, 05/01/2019 (A) (E)	2,668,206	1,600,368
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	683,000	686,415
10.00%, 12/01/2022	7,477,000	6,075,062
Studio City Finance, Ltd. 8.50%, 12/01/2020 (A)	3,325,000	3,358,250
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	1,424,000	1,075,120
8.50%, 10/15/2022 (A)	5,205,000	4,437,262
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.63%, 09/15/2049 (A) (D) (F) (G) (H)	1,066,313	—	(I)

		45,915,215

Household Durables - 3.0%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	3,139,000	2,856,490
7.25%, 02/01/2023	925,000	756,187
7.50%, 09/15/2021	1,824,000	1,577,760
9.13%, 05/15/2019	2,020,000	1,994,750
KB Home
7.00%, 12/15/2021	1,975,000	1,984,875
7.63%, 05/15/2023	2,998,000	3,042,970
8.00%, 03/15/2020	910,000	973,700
9.10%, 09/15/2017	1,158,000	1,233,270
Meritage Homes Corp. 4.50%, 03/01/2018	6,072,000	6,163,080
Tempur Sealy International, Inc.
5.50%, 06/15/2026 (A)	1,300,000	1,277,250
5.63%, 10/15/2023	2,136,000	2,200,080

		24,060,412

Household Products - 1.3%
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023 (A)	1,740,000	1,705,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,693,000	3,803,790
7.13%, 04/15/2019	2,472,000	2,509,080
9.88%, 08/15/2019	2,210,000	2,281,825

		10,299,895

Independent Power & Renewable Electricity Producers - 2.3%
Calpine Corp.
5.25%, 06/01/2026 (A)	1,727,000	1,722,683
5.38%, 01/15/2023	370,000	360,750
5.75%, 01/15/2025	1,778,000	1,729,105
6.00%, 01/15/2022 (A)	2,597,000	2,720,357
NRG Energy, Inc.
7.25%, 05/15/2026 (A)	2,906,000	2,891,470
7.88%, 05/15/2021	6,278,000	6,497,730
8.25%, 09/01/2020	2,045,000	2,114,673

		18,036,768

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.4%
Genworth Holdings, Inc.
4.90%, 08/15/2023	$ 577,000	$ 434,193
7.20%, 02/15/2021	1,023,000	861,878
7.63%, 09/24/2021	4,494,000	3,825,517
Lincoln National Corp. 2.99% (B), 05/17/2066	8,111,000	5,596,590

		10,718,178

IT Services - 1.4%
First Data Corp.
5.00%, 01/15/2024 (A)	1,072,000	1,074,680
5.75%, 01/15/2024 (A)	2,320,000	2,302,600
6.75%, 11/01/2020 (A)	6,218,000	6,494,639
7.00%, 12/01/2023 (A)	986,000	998,325

		10,870,244

Machinery - 0.6%
CNH Industrial Capital LLC 3.88%, 07/16/2018	1,110,000	1,115,550
Meritor, Inc.
6.25%, 02/15/2024	1,852,000	1,583,460
6.75%, 06/15/2021	910,000	850,850
Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, 12/15/2018 (A)	1,616,000	1,486,720

		5,036,580

Media - 7.0%
Adelphia Communications Corp.
9.25%, 10/01/2049 (F) (H) (J)	1,305,000	6,525
10.25%, 06/15/2049 (F) (H) (J)	840,000	4,200
10.25%, 11/01/2049 (H) (J)	620,000	3,100
Cablevision Systems Corp.
5.88%, 09/15/2022	1,456,000	1,304,576
7.75%, 04/15/2018	3,805,000	4,073,709
8.00%, 04/15/2020	3,129,000	3,208,821
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	885,000	908,231
5.50%, 05/01/2026 (A)	419,000	425,285
5.75%, 01/15/2024	60,000	63,144
5.75%, 02/15/2026 (A)	1,750,000	1,802,500
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	1,400,000	1,423,520
7.75%, 07/15/2025 (A)	500,000	521,250
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,549,000	4,444,075
7.63%, 03/15/2020	8,816,000	8,373,409
CSC Holdings LLC 6.75%, 11/15/2021	185,000	188,700
DISH DBS Corp.
5.00%, 03/15/2023	750,000	682,500
5.88%, 07/15/2022 - 11/15/2024	3,874,000	3,686,545
6.75%, 06/01/2021	3,215,000	3,331,544
7.75%, 07/01/2026 (A)	1,230,000	1,266,900
7.88%, 09/01/2019	3,253,000	3,586,432
iHeartCommunications, Inc.
9.00%, 03/01/2021	250,000	176,250
10.63%, 03/15/2023	1,748,000	1,210,490

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Regal Entertainment Group 5.75%, 06/15/2023 - 02/01/2025	$ 2,238,000	$ 2,212,193
Unitymedia GmbH 6.13%, 01/15/2025 (A)	2,106,000	2,158,439
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	898,000	887,898
6.75%, 09/15/2022 (A)	9,061,000	9,559,355

		55,509,591

Metals & Mining - 2.0%
ArcelorMittal 8.00%, 10/15/2039	3,333,000	3,233,010
Constellium NV
5.75%, 05/15/2024 (A)	2,949,000	2,322,337
7.88%, 04/01/2021 (A)	646,000	666,187
8.00%, 01/15/2023 (A)	1,318,000	1,159,840
FMG Resources Pty, Ltd. 9.75%, 03/01/2022 (A)	856,000	944,810
Freeport-McMoRan, Inc. 5.45%, 03/15/2043	2,750,000	2,206,875
Novelis, Inc.
8.38%, 12/15/2017	2,045,000	2,091,012
8.75%, 12/15/2020	307,000	320,048
Teck Resources, Ltd.
3.75%, 02/01/2023	691,000	525,160
6.00%, 08/15/2040	635,000	444,500
6.25%, 07/15/2041	2,040,000	1,448,400
8.00%, 06/01/2021 (A)	415,000	427,450
8.50%, 06/01/2024 (A)	415,000	430,563

		16,220,192

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020 (A)	207,000	213,210
5.75%, 03/01/2023 (A)	1,117,000	1,186,813

		1,400,023

Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp. 5.38%, 11/01/2021	861,000	841,628
Berry Petroleum Co. LLC 6.38%, 09/15/2022 (D)	1,625,000	560,625
BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.88%, 04/15/2022 (D)	3,505,000	701,000
Carrizo Oil & Gas, Inc. 7.50%, 09/15/2020	1,749,000	1,770,862
Chesapeake Energy Corp. 8.00%, 12/15/2022 (A)	3,216,000	2,725,560
CITGO Holding, Inc. 10.75%, 02/15/2020 (A)	4,231,000	4,252,155
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	1,988,000	1,903,510
Concho Resources, Inc. 5.50%, 04/01/2023	2,076,000	2,081,190
Continental Resources, Inc.
4.50%, 04/15/2023	1,220,000	1,137,650
5.00%, 09/15/2022	1,694,000	1,655,885
Denbury Resources, Inc. 5.50%, 05/01/2022	1,087,000	733,725

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, LP
4.15%, 06/01/2025	$ 908,000	$ 836,824
5.05%, 04/01/2045	2,391,000	1,953,710
EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 05/01/2020	867,000	613,403
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/2020	766,000	767,624
6.75%, 02/01/2022	1,284,000	1,258,722
6.88%, 02/15/2023	1,279,000	1,234,235
Kinder Morgan, Inc. 8.05%, 10/15/2030, MTN	2,000,000	2,197,412
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021 (D)	4,085,000	694,450
8.63%, 04/15/2020 (D)	3,225,000	552,281
Oasis Petroleum, Inc.
6.50%, 11/01/2021	365,000	333,063
7.25%, 02/01/2019	1,613,000	1,544,447
ONEOK, Inc. 7.50%, 09/01/2023	2,181,000	2,322,765
Peabody Energy Corp.
6.25%, 11/15/2021 (D)	420,000	55,650
6.50%, 09/15/2020 (D)	1,000,000	132,500
10.00%, 03/15/2022 (A) (D)	1,414,000	187,355
Rose Rock Midstream, LP / Rose Rock Finance Corp. 5.63%, 11/15/2023	1,495,000	1,300,650
SM Energy Co. 6.13%, 11/15/2022	3,265,000	2,999,719
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	3,329,000	3,287,387
6.25%, 04/15/2021 (A)	621,000	619,448
6.38%, 04/01/2023 (A)	2,760,000	2,739,300
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	1,545,000	1,572,037
6.75%, 03/15/2024 (A)	1,685,000	1,727,125
Tesoro Logistics, LP / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	1,115,000	1,167,963
Whiting Petroleum Corp. 5.75%, 03/15/2021	1,785,000	1,610,962
WPX Energy, Inc. 8.25%, 08/01/2023	2,100,000	2,105,250

		52,178,072

Paper & Forest Products - 0.3%
Boise Cascade Co. 6.38%, 11/01/2020	2,410,000	2,458,200

Personal Products - 0.6%
Revlon Consumer Products Corp. 5.75%, 02/15/2021	4,540,000	4,381,100

Pharmaceuticals - 1.4%
Endo, Ltd. / Endo Finance LLC 6.00%, 07/15/2023 (A)	3,180,000	2,782,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	$ 1,150,000	$ 948,750
5.88%, 05/15/2023 (A)	2,853,000	2,303,798
6.38%, 10/15/2020 (A)	5,367,000	4,615,620
7.50%, 07/15/2021 (A)	830,000	731,956

		11,382,624

Professional Services - 0.4%
Ceridian HCM Holding, Inc. 11.00%, 03/15/2021 (A)	3,599,000	3,581,005

Real Estate Investment Trusts - 1.2%
CBL & Associates, LP 5.25%, 12/01/2023	3,139,000	2,978,098
Communications Sales & Leasing, Inc. / CSL Capital LLC 8.25%, 10/15/2023	1,065,000	1,080,315
Equinix, Inc. 5.88%, 01/15/2026	2,127,000	2,216,068
Iron Mountain US Holdings, Inc. 5.38%, 06/01/2026 (A)	1,436,000	1,392,920
Iron Mountain, Inc. 4.38%, 06/01/2021 (A)	875,000	881,562
VEREIT Operating Partnership, LP 4.13%, 06/01/2021	940,000	980,533

		9,529,496

Road & Rail - 0.8%
Aviation Capital Group Corp. 6.75%, 04/06/2021 (A)	2,779,000	3,140,270
Hertz Corp.
7.38%, 01/15/2021	2,724,000	2,812,530
7.50%, 10/15/2018	735,000	748,781

		6,701,581

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 7.50%, 09/15/2023 (A)	469,000	498,313

Software - 0.6%
Ensemble S Merger Sub, Inc. 9.00%, 09/30/2023 (A)	960,000	948,000
Infor US, Inc.
5.75%, 08/15/2020 (A)	776,000	812,860
6.50%, 05/15/2022	3,253,000	3,072,068

		4,832,928

Specialty Retail - 1.2%
Claire’s Stores, Inc. 9.00%, 03/15/2019 (A)	5,226,000	3,109,470
L Brands, Inc.
6.75%, 07/01/2036	2,345,000	2,343,523
6.88%, 11/01/2035	2,176,000	2,203,200
Men’s Wearhouse, Inc. 7.00%, 07/01/2022	2,494,000	2,094,960

		9,751,153

Technology Hardware, Storage & Peripherals - 2.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (A)	1,603,000	1,663,230
5.88%, 06/15/2021 (A)	754,000	768,908
7.13%, 06/15/2024 (A)	754,000	787,493
8.35%, 07/15/2046 (A)	1,152,000	1,238,526

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Diebold, Inc. 8.50%, 04/15/2024 (A)	$ 2,754,000	$ 2,733,345
Riverbed Technology, Inc. 8.88%, 03/01/2023 (A)	2,704,000	2,798,640
Seagate HDD Cayman
4.75%, 06/01/2023 - 01/01/2025	3,974,000	3,302,294
4.88%, 06/01/2027 (K)	1,445,000	1,046,570
Western Digital Corp.
7.38%, 04/01/2023 (A)	1,785,000	1,901,025
10.50%, 04/01/2024 (A)	2,357,000	2,521,990

		18,762,021

Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co. 6.88%, 05/01/2022	5,431,000	5,763,649

Trading Companies & Distributors - 1.2%
United Rentals North America, Inc.
5.50%, 07/15/2025	7,360,000	7,249,600
7.63%, 04/15/2022	2,188,000	2,335,690

		9,585,290

Wireless Telecommunication Services - 3.3%
Sprint Communications, Inc.
6.00%, 11/15/2022	2,470,000	1,943,643
9.00%, 11/15/2018 (A)	6,075,000	6,469,875
9.13%, 03/01/2017	995,000	1,025,367
Sprint Corp.
7.25%, 09/15/2021	1,570,000	1,338,425
7.63%, 02/15/2025	2,047,000	1,619,689
7.88%, 09/15/2023	8,612,000	7,040,310
T-Mobile USA, Inc.
6.63%, 04/28/2021	1,360,000	1,421,200
6.73%, 04/28/2022	4,671,000	4,911,790
6.84%, 04/28/2023	455,000	480,594

		26,250,893

Total Corporate Debt Securities (Cost $793,385,338)		744,084,810

LOAN ASSIGNMENTS - 0.9%
Containers & Packaging - 0.1%
Anchor Glass Container Corp. 1st Lien Term Loan, 4.75% (B), 07/01/2022	748,125	745,881

Household Products - 0.2%
KIK Custom Products, Inc. Term Loan B, TBD, 08/26/2022 (K) (L)	1,300,000	1,279,958

IT Services - 0.1%
First Data Corp. Term Loan, 4.45% (B), 03/24/2021	1,000,000	995,750

Marine - 0.2%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75% (B), 11/12/2020	1,999,688	1,839,712

Software - 0.3%
BMC Software Finance, Inc. Term Loan, TBD, 09/10/2020 (K) (L)	2,550,000	2,265,517

Total Loan Assignments (Cost $7,210,692)		7,126,818

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCK - 0.0% (M)
Media - 0.0% (M)
New Cotai LLC / New Cotai Capital Corp., Class B (F) (G) (H) (N)	6	$ 185,250

Total Common Stock (Cost $185,250)		185,250

PREFERRED STOCK - 1.0%
Banks - 1.0%
GMAC Capital Trust I Series 2, 6.41% (B)	343,750	8,531,875

Total Preferred Stock (Cost $8,711,435)		8,531,875

WARRANT - 0.0%
Food Products - 0.0%
American Seafoods Group LLC (F) (G) (H) (N) Exercise Price $0 Expiration Date 05/15/2018	1,265	—	(I)

Total Warrant (Cost $—)		—	(I)

	Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co. 0.03% (O), dated 06/30/2016, to be repurchased at $22,677,301 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $23,134,063.

	$ 22,677,282	$ 22,677,282

Total Repurchase Agreement (Cost $22,677,282)		22,677,282

Total Investments (Cost $832,169,997) (P)		782,606,035
Net Other Assets (Liabilities) - 1.3%		9,924,803

Net Assets - 100.0%		$ 792,530,838

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)		Value
ASSETS
Investments
Corporate Debt Securities	$—	$744,084,810	$—	(I)	$744,084,810
Loan Assignments	—	7,126,818	—		7,126,818
Common Stock	—	—	185,250		185,250
Preferred Stock	8,531,875	—	—		8,531,875
Warrant	—	—	—	(I)	—	(I)
Repurchase Agreement	—	22,677,282	—		22,677,282

Total Investments	$8,531,875	$773,888,910	$185,250		$782,606,035

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $293,151,352, representing 37.0% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities in default.
(E)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $195,975, representing less than 0.1% of the Portfolio’s net assets.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $199,075, representing less than 0.1% of the Portfolio’s net assets.
(I)	Securities deemed worthless.
(J)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(K)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(L)	All or a portion of the security represents unsettled loan commitments at June 30, 2016, where the rate will be determined at time of settlement.
(M)	Percentage rounds to less than 0.1% or (0.1)%.
(N)	Non-income producing securities.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)	Rate disclosed reflects the yield at June 30, 2016.
(P)	Aggregate cost for federal income tax purposes is $832,169,997. Aggregate gross unrealized appreciation and depreciation for all securities is $13,422,475 and $62,986,437, respectively. Net unrealized depreciation for tax purposes is $49,563,962.
(Q)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 58.2%
Aerospace & Defense - 1.8%
General Dynamics Corp.	356	$ 49,569
Honeywell International, Inc.	8,513	990,232
L-3 Communications Holdings, Inc.	2,709	397,383
Northrop Grumman Corp.	1,474	327,641
Textron, Inc.	1,177	43,031
United Technologies Corp.	8,772	899,569

		2,707,425

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	810	87,253

Airlines - 0.3%
Delta Air Lines, Inc.	5,894	214,719
United Continental Holdings, Inc. (A)	7,156	293,682

		508,401

Auto Components - 0.1%
Delphi Automotive PLC, Class A	1,672	104,667
Johnson Controls, Inc. (B)	1,125	49,793
Magna International, Inc., Class A	913	32,019

		186,479

Automobiles - 0.2%
Ford Motor Co.	13,568	170,550
General Motors Co.	4,322	122,312

		292,862

Banks - 2.7%
Bank of America Corp.	73,721	978,278
BB&T Corp.	1,915	68,193
Citigroup, Inc.	26,107	1,106,676
Citizens Financial Group, Inc.	2,870	57,342
Comerica, Inc., Class A (B)	1,401	57,623
KeyCorp	11,816	130,567
Regions Financial Corp.	4,497	38,269
SVB Financial Group (A) (B)	725	68,991
Wells Fargo & Co.	33,055	1,564,493
Zions Bancorporation	1,567	39,379

		4,109,811

Beverages - 2.1%
Boston Beer Co., Inc., Class A (A) (B)	533	91,159
Coca-Cola Co.	15,570	705,788
Constellation Brands, Inc., Class A	2,466	407,876
Dr. Pepper Snapple Group, Inc.	888	85,808
Molson Coors Brewing Co., Class B (B)	6,008	607,589
PepsiCo, Inc.	12,324	1,305,605

		3,203,825

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (A)	1,995	232,936
Amgen, Inc.	280	42,602
Biogen, Inc. (A)	1,989	480,980
BioMarin Pharmaceutical, Inc. (A)	489	38,044
Celgene Corp. (A)	7,483	738,048
Gilead Sciences, Inc.	10,586	883,084
Vertex Pharmaceuticals, Inc. (A)	2,722	234,147

		2,649,841

Building Products - 0.3%
Allegion PLC	3,032	210,512
Masco Corp.	8,122	251,294

		461,806

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.5%
Ameriprise Financial, Inc.	338	$ 30,369
Bank of New York Mellon Corp.	3,323	129,099
BlackRock, Inc., Class A	1,525	522,358
Charles Schwab Corp.	15,448	390,989
Goldman Sachs Group, Inc.	1,318	195,828
Invesco, Ltd.	3,281	83,797
Morgan Stanley	21,836	567,299
State Street Corp. (B)	5,642	304,217
TD Ameritrade Holding Corp. (B)	2,871	81,752

		2,305,708

Chemicals - 1.2%
Dow Chemical Co.	7,981	396,735
E.I. du Pont de Nemours & Co.	7,904	512,179
Eastman Chemical Co.	5,317	361,024
Monsanto Co.	1,270	131,331
Mosaic Co. (B)	12,804	335,209

		1,736,478

Communications Equipment - 0.3%
Cisco Systems, Inc.	14,497	415,919

Construction & Engineering - 0.1%
Fluor Corp. (B)	4,456	219,592

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	670	128,640

Consumer Finance - 0.5%
American Express Co.	1,071	65,074
Capital One Financial Corp.	4,848	307,896
Discover Financial Services	4,563	244,531
Synchrony Financial (A)	3,442	87,014

		704,515

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	5,685	288,059
Sealed Air Corp., Class A	955	43,901
WestRock Co. (B)	3,653	141,992

		473,952

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	8,455	1,224,199
Intercontinental Exchange, Inc.	1,205	308,432
S&P Global, Inc.	400	42,904
Voya Financial, Inc.	2,820	69,823

		1,645,358

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	26,762	1,156,386
Verizon Communications, Inc.	7,702	430,080

		1,586,466

Electric Utilities - 1.3%
Edison International	6,502	505,010
Exelon Corp.	1,230	44,723
NextEra Energy, Inc.	5,860	764,144
PG&E Corp.	1,520	97,158
Xcel Energy, Inc.	13,087	586,036

		1,997,071

Electrical Equipment - 0.4%
Eaton Corp. PLC	8,715	520,547
Emerson Electric Co. (B)	1,006	52,473

		573,020

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	810	$ 46,438
TE Connectivity, Ltd. (B)	8,420	480,866

		527,304

Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	2,142	96,668
Halliburton Co.	7,302	330,708
National Oilwell Varco, Inc. (B)	1,188	39,976
Schlumberger, Ltd.	2,712	214,465

		681,817

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	3,590	563,774
Kroger Co.	10,805	397,516
Wal-Mart Stores, Inc.	150	10,953
Walgreens Boots Alliance, Inc.	3,554	295,941

		1,268,184

Food Products - 0.9%
Archer-Daniels-Midland Co.	1,685	72,270
Hershey Co. (B)	3,049	346,031
Mondelez International, Inc., Class A	18,937	861,823

		1,280,124

Gas Utilities - 0.1%
UGI Corp.	2,590	117,198

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories (B)	16,245	638,591
Boston Scientific Corp. (A)	25,893	605,120
Medtronic PLC	530	45,988
Stryker Corp. (B)	2,011	240,978

		1,530,677

Health Care Providers & Services - 2.1%
Aetna, Inc.	4,347	530,899
Anthem, Inc.	530	69,610
Cigna Corp.	1,240	158,708
HCA Holdings, Inc. (A)	638	49,132
Humana, Inc., Class A	2,030	365,156
McKesson Corp.	4,656	869,042
Quest Diagnostics, Inc. (B)	856	69,687
UnitedHealth Group, Inc.	7,057	996,449

		3,108,683

Hotels, Restaurants & Leisure - 0.7%
Royal Caribbean Cruises, Ltd., Class A	5,105	342,801
Starbucks Corp.	8,623	492,546
Yum! Brands, Inc.	3,288	272,641

		1,107,988

Household Durables - 0.5%
D.R. Horton, Inc.	5,977	188,156
Harman International Industries, Inc. (B)	2,888	207,416
Mohawk Industries, Inc. (A)	270	51,235
Newell Brands, Inc.	1,075	52,213
PulteGroup, Inc.	8,664	168,862
Toll Brothers, Inc. (A) (B)	2,519	67,786

		735,668

Household Products - 1.2%
Kimberly-Clark Corp.	5,984	822,680
Procter & Gamble Co.	10,942	926,459

		1,749,139

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.7%
3M Co.	261	$ 45,706
Danaher Corp.	1,445	145,945
General Electric Co.	26,798	843,601

		1,035,252

Insurance - 1.5%
American International Group, Inc.	7,763	410,585
Arthur J. Gallagher & Co.	3,223	153,415
Chubb, Ltd.	5,726	748,445
Everest RE Group, Ltd.	367	67,040
MetLife, Inc.	15,695	625,132
Prudential Financial, Inc.	563	40,164
XL Group PLC, Class A	5,157	171,780

		2,216,561

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (A)	2,031	1,453,424

Internet Software & Services - 2.6%
Alphabet, Inc., Class A (A)	1,716	1,207,257
Alphabet, Inc., Class C (A)	1,729	1,196,641
Facebook, Inc., Class A (A)	13,561	1,549,751

		3,953,649

IT Services - 2.1%
Accenture PLC, Class A	10,365	1,174,251
Automatic Data Processing, Inc.	549	50,437
Cognizant Technology Solutions Corp., Class A (A)	6,998	400,566
Fidelity National Information Services, Inc.	5,946	438,101
Global Payments, Inc.	686	48,967
MasterCard, Inc., Class A	873	76,876
PayPal Holdings, Inc. (A)	2,290	83,608
Vantiv, Inc., Class A (A)	2,082	117,841
Visa, Inc., Class A (B)	10,867	806,005

		3,196,652

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,530	67,871
Illumina, Inc. (A)	1,495	209,868
Thermo Fisher Scientific, Inc.	2,132	315,024

		592,763

Machinery - 1.1%
Caterpillar, Inc. (B)	581	44,046
Cummins, Inc. (B)	3,068	344,966
Deere & Co. (B)	624	50,569
Ingersoll-Rand PLC	1,930	122,902
PACCAR, Inc. (B)	8,709	451,736
Parker-Hannifin Corp. (B)	820	88,601
Pentair PLC	850	49,546
Snap-on, Inc.	830	130,991
Stanley Black & Decker, Inc.	3,686	409,957

		1,693,314

Media - 2.5%
CBS Corp., Class B	2,020	109,969
Charter Communications, Inc., Class A (A)	1,919	438,760
Comcast Corp., Class A	16,362	1,066,639
DISH Network Corp., Class A (A)	3,964	207,714
Sirius XM Holdings, Inc. (A) (B)	21,809	86,146
Time Warner, Inc.	13,082	962,050

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	30,188	$ 816,585

		3,687,863

Metals & Mining - 0.1%
Newmont Mining Corp.	2,343	91,658
U.S. Steel Corp. (B)	600	10,116

		101,774

Multi-Utilities - 0.7%
CMS Energy Corp.	7,181	329,321
Public Service Enterprise Group, Inc. (B)	8,427	392,782
Sempra Energy	2,502	285,278

		1,007,381

Multiline Retail - 0.4%
Dollar General Corp.	4,605	432,870
Target Corp.	1,999	139,570

		572,440

Oil, Gas & Consumable Fuels - 3.8%
Cabot Oil & Gas Corp.	10,155	261,390
Chevron Corp.	10,880	1,140,550
Concho Resources, Inc. (A)	1,196	142,647
ConocoPhillips	6,870	299,532
Diamondback Energy, Inc. (A) (B)	2,146	195,737
EOG Resources, Inc. (B)	4,367	364,295
EQT Corp.	3,928	304,145
Exxon Mobil Corp.	15,906	1,491,028
Kinder Morgan, Inc.	6,305	118,030
Marathon Petroleum Corp.	1,530	58,079
Occidental Petroleum Corp.	8,474	640,295
Pioneer Natural Resources Co.	3,269	494,306
Valero Energy Corp.	4,466	227,766

		5,737,800

Pharmaceuticals - 3.7%
Allergan PLC (A)	2,644	611,002
Bristol-Myers Squibb Co.	16,773	1,233,654
Eli Lilly & Co.	11,382	896,333
Johnson & Johnson	8,070	978,891
Merck & Co., Inc.	5,071	292,140
Mylan NV (A)	1,842	79,648
Pfizer, Inc.	40,692	1,432,765

		5,524,433

Professional Services - 0.0% (C)
Equifax, Inc.	337	43,271

Real Estate Investment Trusts - 1.7%
American Tower Corp., Class A	1,618	183,821
Apartment Investment & Management Co., Class A	1,030	45,485
AvalonBay Communities, Inc.	1,995	359,878
Boston Properties, Inc.	492	64,895
DiamondRock Hospitality Co. (B)	5,086	45,927
Equinix, Inc.	563	218,292
Essex Property Trust, Inc.	388	88,499
HCP, Inc.	4,940	174,777
Kimco Realty Corp. (B)	7,408	232,463
LaSalle Hotel Properties (B)	3,346	78,899
Liberty Property Trust, Series C	2,471	98,148
Macerich Co., Class A	569	48,587

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Prologis, Inc., Class A	4,288	$ 210,283
Public Storage	413	105,559
Simon Property Group, Inc.	1,808	392,155
SL Green Realty Corp. (B)	1,258	133,939
STORE Capital Corp. (B)	1,460	42,997

		2,524,604

Road & Rail - 0.8%
Canadian Pacific Railway, Ltd.	2,101	270,588
CSX Corp.	4,562	118,977
Union Pacific Corp.	9,530	831,492

		1,221,057

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Ltd.	6,480	1,006,992
KLA-Tencor Corp.	736	53,912
Lam Research Corp.	8,605	723,337
NXP Semiconductors NV (A)	2,827	221,467
Qorvo, Inc. (A)	573	31,664
Texas Instruments, Inc.	11,991	751,236

		2,788,608

Software - 2.3%
Adobe Systems, Inc. (A)	8,804	843,335
Microsoft Corp.	49,356	2,525,547
Oracle Corp.	3,280	134,250

		3,503,132

Specialty Retail - 2.1%
AutoNation, Inc. (A) (B)	670	31,477
Best Buy Co., Inc. (B)	5,190	158,814
Home Depot, Inc.	8,191	1,045,909
Lowe’s Cos., Inc.	11,999	949,961
O’Reilly Automotive, Inc. (A)	911	246,972
Ross Stores, Inc. (B)	840	47,620
Signet Jewelers, Ltd. (B)	241	19,861
Tiffany & Co. (B)	1,213	73,556
TJX Cos., Inc.	7,028	542,772

		3,116,942

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	27,246	2,604,718
Hewlett Packard Enterprise Co.	2,172	39,682
HP, Inc.	21,191	265,947
Western Digital Corp. (B)	4,108	194,144

		3,104,491

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (A) (B)	522	38,555
PVH Corp.	393	37,033
Ralph Lauren Corp., Class A (B)	1,476	132,279
VF Corp.	5,378	330,693

		538,560

Tobacco - 0.7%
Philip Morris International, Inc.	10,511	1,069,179

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A) (B)	3,177	137,469

Total Common Stocks (Cost $76,016,043)		86,921,823

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII 7.01% (D)	3,392	$ 88,430

Capital Markets - 0.0% (C)
State Street Corp. Series D, 5.90% (D)	1,536	43,300

Electric Utilities - 0.0% (C)
SCE Trust III Series H, 5.75% (D)	320	9,280

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp. Series Z, 8.38% (D) (A) (B)	14,925	66,416
Federal National Mortgage Association
Series O, 0.00% (A) (D)	600	4,410
Series S, 8.25% (A) (D)	10,800	48,276

		119,102

Total Preferred Stocks (Cost $814,042)		260,112

	Principal	Value
ASSET-BACKED SECURITIES - 2.5%
American Tower Trust I Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (E)	$ 200,000	200,424
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.06% (D), 07/18/2027 (E)	235,000	233,206
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	118,900	120,319
HSBC Home Equity Loan Trust Series 2006-3, Class M1, 0.71% (D), 03/20/2036	235,000	231,527
ICG US CLO, Ltd. Series 2014-1A, Class A1, 1.78% (D), 04/20/2026 (E)	235,000	230,015
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (E)	196,422	205,526
MVW Owner Trust Series 2014-1A, Class A, 2.25%, 09/22/2031 (E)	96,194	94,675
NRZ Advance Receivables Trust Advance Receivables Backed Series 2015-T4, Class AT4, 3.20%, 11/15/2047 (E)	280,000	281,311
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.16% (D), 04/17/2027 (E)	220,000	217,230
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (E)	290,000	291,230
Palmer Square CLO, Ltd. Series 2015-2A, Class A1A, 2.13% (D), 07/20/2027 (E)	250,000	247,986
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	380,000	385,276

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	$ 32,640	$ 32,580
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	77,193	77,022
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	67,891	67,753
Series 2014-3A, Class A,
2.30%, 10/20/2031 (E)	97,891	98,187
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	55,308	55,434
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	57,713	57,853
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (E)	71,976	71,786
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	145,819	140,985
SpringCastle America Funding LLC Series 2014-AA, Class A, 2.70%, 05/25/2023 (E)	57,690	57,886
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.39% (D), 10/15/2018 (E)	290,000	286,957

Total Asset-Backed Securities (Cost $3,691,166)		3,685,168

CORPORATE DEBT SECURITIES - 15.5%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	61,292
5.10%, 01/15/2044	49,000	57,095

		118,387

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	130,183	134,599
3.70%, 04/01/2028	164,411	170,987
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	277,221	322,130
United Airlines Pass-Through Trust 3.75%, 03/03/2028	291,271	308,019

		935,735

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025 (B)	105,000	107,364

Automobiles - 0.1%
BMW US Capital LLC 2.80%, 04/11/2026 (B) (E)	82,857	84,988
General Motors Co.
4.88%, 10/02/2023	30,000	31,936
6.25%, 10/02/2043	20,000	22,217

		139,141

Banks - 2.5%
Bank of America Corp.
4.10%, 07/24/2023	60,000	64,280
4.45%, 03/03/2026, MTN	45,000	47,067
5.42%, 03/15/2017	100,000	102,810
5.75%, 12/01/2017	75,000	79,383

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank One Corp. 8.00%, 04/29/2027	$ 65,000	$ 88,092
Barclays Bank PLC 10.18%, 06/12/2021 (E)	390,000	491,019
Branch Banking & Trust Co. 3.80%, 10/30/2026	110,000	121,146
Citigroup, Inc.
1.70%, 04/27/2018	203,000	203,326
4.95%, 11/07/2043	20,000	22,668
6.68%, 09/13/2043	20,000	25,677
Commerzbank AG 8.13%, 09/19/2023 (E)	255,000	297,631
Cooperatieve Rabobank UA 11.00% (D), 06/30/2019 (E) (F)	405,000	482,963
First Horizon National Corp. 3.50%, 12/15/2020	110,000	111,007
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	65,000	59,507
JPMorgan Chase & Co.
2.00%, 08/15/2017	250,000	252,329
3.25%, 09/23/2022	239,000	249,857
4.85%, 02/01/2044 (B)	20,000	23,994
6.75% (D), 02/01/2024 (B) (F)	13,000	14,316
Macquarie Bank, Ltd. 1.65%, 03/24/2017 (E)	85,000	85,189
Nordea Bank AB 4.25%, 09/21/2022 (E)	470,000	496,728
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	66,049
6.40%, 10/21/2019	60,000	66,200
Wells Fargo & Co.
2.15%, 01/15/2019	10,000	10,209
4.13%, 08/15/2023	92,000	99,047
5.38%, 11/02/2043	67,000	78,053
5.90% (D), 06/15/2024 (F)	43,000	44,236

		3,682,783

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	50,000	53,562
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	100,000	101,736
Molson Coors Brewing Co. 2.10%, 07/15/2021 (G)	130,000	130,395

		285,693

Biotechnology - 0.5%
Celgene Corp.
3.63%, 05/15/2024	110,000	114,560
3.88%, 08/15/2025	175,000	186,666
5.00%, 08/15/2045	200,000	220,268
Gilead Sciences, Inc.
3.65%, 03/01/2026	105,000	114,258
4.75%, 03/01/2046	155,000	176,251

		812,003

Capital Markets - 1.5%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	205,000	218,361

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Bank of New York Mellon Corp. 2.10%, 01/15/2019, MTN	$ 50,000	$ 51,117
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 06/09/2023 (E)	80,000	79,795
Deutsche Bank AG
1.95% (D), 08/20/2020	70,000	68,334
6.00%, 09/01/2017	55,000	57,385
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	220,000	227,411
5.75%, 01/24/2022	155,000	179,949
6.25%, 02/01/2041	20,000	25,882
6.75%, 10/01/2037	75,000	92,515
Macquarie Group, Ltd. 6.25%, 01/14/2021 (E)	230,000	262,872
Morgan Stanley
5.00%, 11/24/2025	96,000	105,100
5.75%, 01/25/2021	380,000	433,255
Oaktree Capital Management, LP 6.75%, 12/02/2019 (E)	175,000	200,641
State Street Capital Trust IV 1.65% (D), 06/01/2077	11,000	9,188
UBS AG 7.63%, 08/17/2022	250,000	283,125

		2,294,930

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	60,000	64,943
Monsanto Co. 4.40%, 07/15/2044	110,000	107,861

		172,804

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	140,000	150,491
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (E)	200,000	200,912

		351,403

Communications Equipment - 0.2%
Cisco Systems, Inc. 2.13%, 03/01/2019	50,000	51,353
Harris Corp. 5.55%, 10/01/2021	205,000	232,562

		283,915

Construction & Engineering - 0.0% (C)
SBA Tower Trust 2.88%, 07/15/2046 (E) (G)	58,000	57,983

Construction Materials - 0.1%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	200,000	213,026

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	183,000	185,854
Ford Motor Credit Co. LLC 4.38%, 08/06/2023	100,000	108,684

		294,538

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	96,000	106,654

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.0% (C)
Kaupthing ehf 7.63%, 02/28/2020 (E) (H) (I) (J)	$ 710,000	$—	(K)

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
2.45%, 06/30/2020	255,000	260,345
3.40%, 05/15/2025	130,000	132,978
4.35%, 06/15/2045	70,000	67,828
4.60%, 02/15/2021	67,000	73,317
5.00%, 03/01/2021	34,000	38,071
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	40,000	39,914
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	54,000	39,420
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	18,840
Verizon Communications, Inc.
3.45%, 03/15/2021	70,000	75,000
4.50%, 09/15/2020	42,000	46,618
5.15%, 09/15/2023	155,000	180,517
6.55%, 09/15/2043	137,000	184,592

		1,157,440

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	110,000	116,735
CenterPoint Energy Houston Electric LLC 4.50%, 04/01/2044	65,000	76,685
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	47,332
8.88%, 11/15/2018	9,000	10,487
Commonwealth Edison Co. 4.70%, 01/15/2044	42,000	50,541
Duke Energy Carolinas LLC 4.25%, 12/15/2041	58,000	64,991
Duke Energy Corp. 3.75%, 04/15/2024	11,000	11,812
Entergy Arkansas, Inc. 3.70%, 06/01/2024	61,000	66,866
Jersey Central Power & Light Co. 7.35%, 02/01/2019	35,000	39,473
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	65,000	71,161
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	13,303
5.30%, 06/01/2042	25,000	31,154
Pacific Gas & Electric Co. 4.75%, 02/15/2044	17,000	20,083
PacifiCorp
3.60%, 04/01/2024 (B)	130,000	142,793
5.75%, 04/01/2037	25,000	32,697
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	140,000	149,590

		945,703

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (E)	100,000	104,296
Schlumberger Investment SA 3.65%, 12/01/2023	33,000	35,424

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Weatherford International, Ltd. 5.95%, 04/15/2042	$ 35,000	$ 24,850

		164,570

Food & Staples Retailing - 0.2%
CVS Health Corp.
2.25%, 08/12/2019	70,000	71,888
5.30%, 12/05/2043	14,000	17,477
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	45,510
4.30%, 04/22/2044	60,000	70,015
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	135,000	141,566

		346,456

Food Products - 0.1%
Kraft Heinz Foods Co. 2.80%, 07/02/2020 (E)	85,000	88,268
Mondelez International, Inc. 2.25%, 02/01/2019	60,000	61,308

		149,576

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co. 2.68%, 12/15/2019	80,000	82,283
Boston Scientific Corp. 2.65%, 10/01/2018	56,000	57,242

		139,525

Health Care Providers & Services - 0.4%
Aetna, Inc. 4.75%, 03/15/2044	14,000	15,382
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,430
2.30%, 07/15/2018	104,000	105,496
3.30%, 01/15/2023	25,000	25,823
3.70%, 08/15/2021	8,000	8,552
Coventry Health Care, Inc. 5.45%, 06/15/2021	66,000	75,318
Express Scripts Holding Co.
3.40%, 03/01/2027 (G)	120,000	119,847
4.75%, 11/15/2021	60,000	67,299
4.80%, 07/15/2046 (G)	30,000	29,960
Tenet Healthcare Corp. 6.25%, 11/01/2018	55,000	58,025
UnitedHealth Group, Inc. 3.38%, 11/15/2021	19,000	20,507

		602,639

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	100,000	103,000

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (F)	555,000	588,855
6.88%, 01/10/2039, MTN	20,000	30,189

		619,044

Insurance - 1.0%
American International Group, Inc.
4.13%, 02/15/2024	41,000	43,252
8.18% (D), 05/15/2068	41,000	51,534

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fidelity National Financial, Inc. 5.50%, 09/01/2022	$ 60,000	$ 66,152
Genworth Holdings, Inc. 7.63%, 09/24/2021	45,000	38,306
Lincoln National Corp. 8.75%, 07/01/2019	150,000	177,438
Metropolitan Life Global Funding I 1.30%, 04/10/2017 (E)	195,000	195,609
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	80,000	81,359
Pacific Life Insurance Co. 9.25%, 06/15/2039 (E)	220,000	333,565
Principal Financial Group, Inc. 8.88%, 05/15/2019	85,000	100,862
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	51,000	57,496
7.38%, 06/15/2019, MTN	80,000	92,813
Reinsurance Group of America, Inc. 3.32% (D), 12/15/2065	441,000	320,828

		1,559,214

IT Services - 0.1%
MasterCard, Inc.
2.00%, 04/01/2019	53,000	54,348
3.38%, 04/01/2024	33,000	35,759

		90,107

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	133,000	135,313

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	200,000	201,261

Media - 0.4%
CBS Corp.
4.63%, 05/15/2018	23,000	24,268
5.75%, 04/15/2020	20,000	22,885
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	100,000	100,000
Comcast Corp. 5.88%, 02/15/2018	116,000	124,930
NBCUniversal Media LLC
4.38%, 04/01/2021	209,000	234,199
4.45%, 01/15/2043	47,000	52,618

		558,900

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (B)	44,000	47,879
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	45,000	39,375
Novelis, Inc. 8.75%, 12/15/2020	110,000	114,675
Rio Tinto Finance USA PLC 2.88%, 08/21/2022	18,000	18,275

		220,204

Multi-Utilities - 0.0% (C)
CMS Energy Corp.
3.88%, 03/01/2024	22,000	23,926

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
CMS Energy Corp. (continued)
4.88%, 03/01/2044	$ 33,000	$ 37,833

		61,759

Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (B)	68,000	75,091
Apache Corp.
4.25%, 01/15/2044	15,000	14,521
4.75%, 04/15/2043	22,000	22,617
BP Capital Markets PLC 3.12%, 05/04/2026	150,000	153,220
Energy Transfer Partners, LP 5.95%, 10/01/2043	35,000	33,822
EOG Resources, Inc. 2.45%, 04/01/2020	88,000	89,238
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	152,847
3.04%, 03/01/2026	60,000	63,691
Husky Energy, Inc. 4.00%, 04/15/2024 (B)	45,000	45,714
Kerr-McGee Corp. 6.95%, 07/01/2024	50,000	57,811
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	117,000	117,601
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (B)	60,000	60,150
MEG Energy Corp. 6.50%, 03/15/2021 (E)	50,000	38,750
Murphy Oil Corp. 3.50%, 12/01/2017	61,000	60,821
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,705
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	23,660
8.25%, 03/01/2019	47,000	53,830
Peabody Energy Corp. 6.25%, 11/15/2021 (L)	45,000	5,962
Petrobras Global Finance BV 6.25%, 03/17/2024	70,000	62,125
Petroleos Mexicanos 3.50%, 07/18/2018 - 01/30/2023	100,000	98,054
Range Resources Corp. 5.75%, 06/01/2021	10,000	9,775
Shell International Finance BV 2.00%, 11/15/2018	86,000	87,462
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	39,611
4.63%, 03/01/2034	35,000	36,799
Western Gas Partners, LP 5.38%, 06/01/2021	76,000	80,130
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	11,505
7.88%, 09/01/2021	33,000	35,475
Williams Partners, LP 5.40%, 03/04/2044	35,000	31,137

		1,573,124

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.3%
Actavis Funding SCS 4.55%, 03/15/2035	$ 130,000	$ 133,604
Mylan NV 3.15%, 06/15/2021 (E)	139,000	140,994
Perrigo Co. PLC 2.30%, 11/08/2018	200,000	201,722
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	12,000	12,717

		489,037

Real Estate Investment Trusts - 0.9%
CBL & Associates, LP 5.25%, 12/01/2023	144,000	136,619
EPR Properties 4.50%, 04/01/2025	225,000	223,135
HCP, Inc. 3.40%, 02/01/2025	85,000	82,189
Kilroy Realty, LP 4.25%, 08/15/2029	265,000	280,327
Realty Income Corp. 3.88%, 07/15/2024	190,000	199,555
Simon Property Group, LP 3.38%, 10/01/2024	280,000	300,336
Ventas Realty, LP / Ventas Capital Corp. 2.70%, 04/01/2020	20,000	20,411
Vereit Operating Partnership, LP
2.00%, 02/06/2017	95,000	95,570
3.00%, 02/06/2019	60,000	60,075

		1,398,217

Road & Rail - 0.1%
Aviation Capital Group Corp. 7.13%, 10/15/2020 (E)	153,000	173,655
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,930
3.75%, 04/01/2024	12,000	13,259

		205,844

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.45%, 07/29/2020	190,000	197,586
KLA-Tencor Corp. 4.13%, 11/01/2021	155,000	165,019
LAM Research Corp. 3.90%, 06/15/2026	40,000	42,111

		404,716

Software - 0.1%
Microsoft Corp. 2.70%, 02/12/2025	140,000	144,734

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85%, 02/23/2023	240,000	252,196
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02%, 06/15/2026 (E)	60,000	62,549
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (E)	185,000	193,100
HP, Inc. 3.75%, 12/01/2020	11,000	11,619

		519,464

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
Altria Group, Inc. 4.00%, 01/31/2024	$ 33,000	$ 36,919
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	175,000	207,480

		244,399

Trading Companies & Distributors - 0.2%
International Lease Finance Corp. 6.75%, 09/01/2016 (E)	215,000	216,075

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 3.13%, 07/16/2022	200,000	205,204
Crown Castle Towers LLC
4.88%, 08/15/2040 (E)	155,000	168,971
6.11%, 01/15/2040 (E)	335,000	372,641
SBA Tower Trust 2.24%, 04/15/2043 (E)	65,000	65,178
Sprint Communications, Inc. 9.00%, 11/15/2018 (E)	95,000	101,175
Sprint Corp. 7.88%, 09/15/2023	45,000	36,787
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,081
6.63%, 04/28/2021	15,000	15,675
6.73%, 04/28/2022	15,000	15,773
6.84%, 04/28/2023	5,000	5,281

		991,766

Total Corporate Debt Securities (Cost $22,674,129)		23,098,446

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Indonesia - 0.1%
Indonesia Government International Bond 5.38%, 10/17/2023 (E)	225,000	253,193

Mexico - 0.1%
Mexico Government International Bond 4.00%, 10/02/2023	110,000	118,421

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025 (B)	100,000	136,000

Republic of Korea - 0.3%
Export-Import Bank of Korea 4.00%, 01/11/2017	200,000	202,980
Korea Development Bank 3.50%, 08/22/2017	200,000	205,123

		408,103

Total Foreign Government Obligations (Cost $874,473)		915,717

MORTGAGE-BACKED SECURITIES - 5.1%
Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2, 1.29% (D), 02/25/2035	11,006	10,975
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	228,198	164,284

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust Series 2007-3, Class A1A, 5.72% (D), 06/10/2049	$ 75,966	$ 77,894
Banc of America Re-REMIC Trust Series 2010-UB3, Class A4B1, 5.72% (D), 06/15/2049 (E)	102,250	103,683
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	143,417
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	315,000	310,375
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (E)	245,000	260,470
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	85,509	86,039
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	58,382	59,443
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	52,703	54,655
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2, 0.66% (D), 12/25/2046	100,656	58,472
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	49,349
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	72,433
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	164,225
Citigroup Commercial Mortgage Trust, Interest Only STRIPS Series 2013-SMP, Class XA, 0.90% (D), 01/12/2030 (E)	1,185,614	11,402
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (D), 06/25/2058 (E)	256,496	263,826
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	160,000	162,225
Series 2013-CR11, Class AM,
4.72% (D), 10/10/2046	20,000	22,792
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	104,985
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	49,574
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	132,000	138,550
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (D), 12/10/2049	35,000	36,206
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	225,000	233,776

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 4.04% (D), 08/26/2036 (E)	$ 177,606	$ 173,744
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (E)	57,176	56,732
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	56,963	57,921
Series 2010-RR2, Class 2A,
6.14% (D), 09/15/2039 (E)	62,469	63,725
Series 2014-4R, Class 21A1,
0.78% (D), 12/27/2035 (E)	244,398	222,790
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.27% (D), 03/18/2035	164,176	159,679
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	100,000	95,711
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	285,000	296,162
Hilton USA Trust, Interest Only STRIPS Series 2013-HLT, Class X1FX, 0.00% (D), 11/05/2030 (E)	4,500,000	45
Impac CMB Trust Series 2004-6, Class 1A1, 1.25% (D), 10/25/2034	89,256	81,825
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 4.07% (D), 08/25/2037	196,100	148,350
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (D), 06/12/2047	123,160	124,613
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	109,661	113,533
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	71,436	72,699
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	43,810	44,668
JPMorgan Re-REMIC Trust Series 2014-2, Class 6A1, 2.92% (D), 05/26/2037 (E)	218,552	218,318
LB Commercial Mortgage Trust Series 2007-C3, Class A1A, 6.07% (D), 07/15/2044	27,435	28,422
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.36% (D), 09/15/2045	30,000	31,685
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1.09% (D), 10/25/2028	50,486	49,203
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.02% (D), 06/12/2050	34,964	35,840
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.90% (D), 04/12/2049	85,000	85,589

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	$ 117,017	$ 118,791
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	30,000	30,576
Series 2007-IQ14, Class A1A,
5.67% (D), 04/15/2049	33,619	34,502
Series 2007-IQ15, Class AM,
6.10% (D), 06/11/2049	55,000	56,705
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	14,954	14,839
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	287,249	292,918
Motel 6 Trust Series 2015-MTL6, Class C, 3.64%, 02/05/2030 (E)	545,000	542,100
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	164,995	171,389
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	70,489	73,079
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	194,661	202,114
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	134,492	140,356
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	130,000	122,454
SCG Trust Series 2013-SRP1, Class A, 1.84% (D), 11/15/2026 (E)	100,000	99,850
STRIPS, Ltd. Series 2012-1A, Class A, 1.50%, 12/25/2044 (E)	8,516	8,506
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1.15% (D), 01/19/2034	111,883	107,487
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	158,564	161,654
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	191,878	194,260
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	190,275	192,787
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	225,000	238,677

Total Mortgage-Backed Securities (Cost $7,708,631)		7,603,348

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	15,000	22,915

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited 7.60%, 11/01/2040	$ 60,000	$ 97,056
University of California, Revenue Bonds Series AD, 4.86%, 05/15/2112	10,000	11,149

		131,120

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds Series A, 6.64%, 04/01/2057	10,000	13,168

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	55,000	52,797

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds Series F, 7.41%, 01/01/2040	16,000	25,045

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds Series E, 6.81%, 11/15/2040	15,000	21,856
New York City Water & Sewer System, Revenue Bonds Series CC, 5.88%, 06/15/2044	15,000	21,561
New York State Dormitory Authority, Revenue Bonds Series H, 5.39%, 03/15/2040	10,000	13,257
Port Authority of New York & New Jersey, Revenue Bonds Series 181, 4.96%, 08/01/2046	20,000	24,854

		81,528

Total Municipal Government Obligations (Cost $266,541)		303,658

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Federal Home Loan Mortgage Corp.
3.00% (D), 02/01/2041	22,707	24,083
5.50%, 06/01/2041	41,341	46,373
Federal National Mortgage Association
Zero Coupon, 10/09/2019	190,000	182,515
2.50%, TBA (G)	433,000	447,977
2.82% (D), 03/01/2041	16,174	17,130
2.95% (D), 03/01/2041	13,996	14,792
3.00%, TBA (G)	2,962,000	3,073,884
3.33% (D), 10/25/2023	55,000	60,074
3.50%, 11/01/2028 - 01/01/2029	148,218	158,913
3.50%, TBA (G)	3,197,000	3,374,536
4.00%, 10/01/2025 - 07/01/2026	50,401	53,608
4.00%, TBA (G)	985,000	1,056,076
4.50%, 02/01/2025 - 06/01/2026	156,997	168,661

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.00%, 04/01/2039 - 11/01/2039	$ 333,279	$ 376,068
5.00%, TBA (G)	96,000	106,662
5.50%, 09/01/2036 - 08/01/2037	298,016	341,642
6.00%, 02/01/2038 - 02/01/2041	361,125	415,539
6.50%, 05/01/2040	77,972	90,584
Government National Mortgage Association 4.46%, 06/20/2062	342,801	364,985
Government National Mortgage Association, Interest Only STRIPS 0.90% (D), 02/16/2053	270,589	16,525

Total U.S. Government Agency Obligations (Cost $10,290,769)		10,390,627

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury Bond
2.50%, 02/15/2045	464,000	483,086
2.75%, 08/15/2042	584,500	644,000
3.50%, 02/15/2039	160,000	201,925
3.63%, 02/15/2044	1,907,300	2,459,225
4.50%, 02/15/2036	599,000	862,794
4.75%, 02/15/2037	63,000	93,717
5.25%, 02/15/2029	511,000	722,546
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	82,217	96,118
2.50%, 01/15/2029	303,848	384,985
U.S. Treasury Inflation Indexed Note 0.63%, 01/15/2024	883,774	925,236
U.S. Treasury Note
0.38%, 10/31/2016	485,000	485,033
0.50%, 09/30/2016	532,000	532,198
0.88%, 04/15/2017 - 04/30/2017	1,308,400	1,312,368
1.00%, 11/30/2019	351,400	353,692
1.25%, 11/30/2018	1,442,300	1,462,864
1.63%, 03/31/2019 - 02/15/2026	1,962,000	2,009,687
1.63%, 05/15/2026 (B)	20,000	20,245
1.88%, 11/30/2021	155,000	161,406
2.00%, 02/15/2025	756,000	790,965
2.25%, 11/15/2024	155,400	165,768
2.50%, 05/15/2024	56,300	61,149

Total U.S. Government Obligations (Cost $13,281,946)		14,229,007

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Bank Discount Notes
0.33% (M), 08/01/2016	$ 1,810,000	$ 1,809,611
0.34% (M), 08/12/2016 - 10/03/2016	1,766,000	1,765,047
0.35% (M), 07/08/2016 - 07/29/2016	1,320,000	1,319,912
0.40% (M), 09/07/2016 - 09/16/2016	1,925,000	1,923,923

Total Short-Term U.S. Government Agency Obligations (Cost $6,817,793)		6,818,493

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.20% (M), 08/11/2016 (B)	697,000	696,838
0.27% (M), 08/11/2016 (B)	173,000	172,960
0.29% (M), 10/06/2016	360,000	359,752
0.49% (M), 03/30/2017 (N)	115,000	114,657

Total Short-Term U.S. Government Obligations (Cost $1,344,095)		1,344,207

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (M)	9,742,705	9,742,705

Total Securities Lending Collateral (Cost $9,742,705)		9,742,705

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (M), dated 06/30/2016, to be repurchased at $2,241,244 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $2,290,400.	$ 2,241,242	2,241,242

Total Repurchase Agreement (Cost $2,241,242)		2,241,242

Total Investments (Cost $155,763,575) (O)		167,554,553
Net Other Assets (Liabilities) - (12.2)%		(18,166,553)

Net Assets - 100.0%		$ 149,388,000

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	12	09/16/2016	$13,248	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)		Value
ASSETS
Investments
Common Stocks	$86,921,823	$—	$—		$86,921,823
Preferred Stocks	260,112	—	—		260,112
Asset-Backed Securities	—	3,685,168	—		3,685,168
Corporate Debt Securities	—	23,098,446	—	(K)	23,098,446
Foreign Government Obligations	—	915,717	—		915,717
Mortgage-Backed Securities	—	7,603,348	—		7,603,348
Municipal Government Obligations	—	303,658	—		303,658
U.S. Government Agency Obligations	—	10,390,627	—		10,390,627
U.S. Government Obligations	—	14,229,007	—		14,229,007
Short-Term U.S. Government Agency Obligations	—	6,818,493	—		6,818,493
Short-Term U.S. Government Obligations	—	1,344,207	—		1,344,207
Securities Lending Collateral	9,742,705	—	—		9,742,705
Repurchase Agreement	—	2,241,242	—		2,241,242

Total Investments	$96,924,640	$70,629,913	$—	(K)	$167,554,553

Other Financial Instruments
Futures Contracts (R)	$13,248	$—	$—		$13,248

Total Other Financial Instruments	$13,248	$—	$—		$13,248

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,524,432. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $14,597,555, representing 9.8% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(I)	Illiquid security. At June 30, 2016, value of the illiquid security is $0, representing less than 0.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Security deemed worthless.
(L)	Security in default.
(M)	Rates disclosed reflect the yields at June 30, 2016.
(N)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $115,000.
(O)	Aggregate cost for federal income tax purposes is $155,763,575. Aggregate gross unrealized appreciation and depreciation for all securities is $16,140,735 and $4,349,757, respectively. Net unrealized appreciation for tax purposes is $11,790,978.
(P)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 3.4%
General Dynamics Corp.	36,608	$ 5,097,298
Huntington Ingalls Industries, Inc.	27,059	4,546,724
Northrop Grumman Corp.	43,849	9,746,755
Spirit Aerosystems Holdings, Inc., Class A (A)	140,870	6,057,410

		25,448,187

Air Freight & Logistics - 0.5%
FedEx Corp.	23,732	3,602,043

Airlines - 5.4%
Alaska Air Group, Inc.	123,847	7,219,042
American Airlines Group, Inc.	146,592	4,150,019
Delta Air Lines, Inc.	209,006	7,614,089
Hawaiian Holdings, Inc. (A)	139,967	5,313,147
Southwest Airlines Co.	211,800	8,304,678
United Continental Holdings, Inc. (A)	194,172	7,968,819

		40,569,794

Auto Components - 2.1%
Cooper Tire & Rubber Co.	43,047	1,283,662
Dana Holding Corp. (B)	77,731	820,839
Goodyear Tire & Rubber Co.	280,001	7,184,826
Lear Corp.	60,340	6,140,198

		15,429,525

Automobiles - 0.7%
General Motors Co.	180,000	5,094,000

Banks - 11.2%
Bank of America Corp.	1,511,980	20,063,975
Bank of Montreal	22,973	1,456,258
Citigroup, Inc.	443,750	18,810,562
JPMorgan Chase & Co.	450,826	28,014,328
Regions Financial Corp.	507,651	4,320,110
SunTrust Banks, Inc.	273,351	11,229,259

		83,894,492

Beverages - 1.9%
Dr. Pepper Snapple Group, Inc.	37,300	3,604,299
PepsiCo, Inc.	100,278	10,623,451

		14,227,750

Biotechnology - 3.4%
Amgen, Inc.	27,384	4,166,476
Gilead Sciences, Inc.	109,454	9,130,653
Ligand Pharmaceuticals, Inc., Class B (A) (B)	31,201	3,721,343
United Therapeutics Corp. (A) (B)	83,285	8,821,547

		25,840,019

Building Products - 0.3%
Owens Corning	40,834	2,103,768

Capital Markets - 0.3%
T. Rowe Price Group, Inc.	30,490	2,224,855

Chemicals - 1.1%
LyondellBasell Industries NV, Class A	110,937	8,255,932

Construction & Engineering - 0.1%
Quanta Services, Inc. (A)	19,004	439,372

Consumer Finance - 1.7%
Ally Financial, Inc. (A)	443,588	7,572,047
Capital One Financial Corp.	78,920	5,012,209

		12,584,256

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 0.7%
Avery Dennison Corp.	9,031	$ 675,067
International Paper Co.	115,172	4,880,990

		5,556,057

Diversified Financial Services - 1.0%
Voya Financial, Inc.	318,984	7,898,044

Diversified Telecommunication Services - 4.1%
AT&T, Inc.	335,185	14,483,344
Verizon Communications, Inc.	291,892	16,299,249

		30,782,593

Electric Utilities - 4.4%
American Electric Power Co., Inc.	177,472	12,439,013
Edison International	125,234	9,726,925
Entergy Corp., Class B	134,041	10,904,235

		33,070,173

Energy Equipment & Services - 6.4%
Dril-Quip, Inc., Class A (A) (B)	25,226	1,473,955
Ensco PLC, Class A	813,029	7,894,512
FMC Technologies, Inc. (A)	173,666	4,631,672
Helmerich & Payne, Inc. (B)	29,144	1,956,437
Nabors Industries, Ltd.	324,000	3,256,200
National Oilwell Varco, Inc. (B)	41,170	1,385,371
Noble Corp. PLC	498,088	4,104,245
Oceaneering International, Inc. (B)	285,635	8,529,061
Oil States International, Inc. (A)	197,472	6,492,879
Rowan Cos. PLC, Class A (B)	430,177	7,596,926
Transocean, Ltd. (B)	50,996	606,342

		47,927,600

Food & Staples Retailing - 1.2%
Sysco Corp.	179,579	9,111,838

Food Products - 3.3%
Dean Foods Co. (B)	248,606	4,497,283
Ingredion, Inc.	39,655	5,131,754
Sanderson Farms, Inc.	61,935	5,366,048
Tyson Foods, Inc., Class A	148,533	9,920,519

		24,915,604

Health Care Providers & Services - 0.4%
Quest Diagnostics, Inc.	33,495	2,726,828

Independent Power & Renewable Electricity Producers - 1.4%
AES Corp.	601,494	7,506,645
NRG Energy, Inc.	179,936	2,697,241

		10,203,886

Insurance - 9.6%
Allstate Corp.	169,850	11,881,007
American International Group, Inc.	268,364	14,193,772
Assurant, Inc.	16,865	1,455,618
Assured Guaranty, Ltd.	124,444	3,157,144
Axis Capital Holdings, Ltd.	59,080	3,249,400
Everest RE Group, Ltd.	30,104	5,499,098
Genworth Financial, Inc., Class A (A) (B)	735,332	1,897,157
Hartford Financial Services Group, Inc.	71,220	3,160,744
Lincoln National Corp.	86,400	3,349,728
Prudential Financial, Inc.	74,685	5,328,028
Reinsurance Group of America, Inc., Class A	16,201	1,571,335
Travelers Cos., Inc.	106,395	12,665,261
Unum Group	153,880	4,891,845

		72,300,137

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 2.4%
eBay, Inc. (A)	391,870	$ 9,173,677
VeriSign, Inc. (A) (B)	104,376	9,024,349

		18,198,026

IT Services - 0.3%
Xerox Corp.	202,342	1,920,226

Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	55,267	4,250,032
Steel Dynamics, Inc.	58,774	1,439,963

		5,689,995

Multi-Utilities - 1.4%
Public Service Enterprise Group, Inc.	224,300	10,454,623

Multiline Retail - 0.1%
Big Lots, Inc. (B)	21,841	1,094,452

Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	43,431	4,552,872
Exxon Mobil Corp.	192,886	18,081,134
Marathon Petroleum Corp.	108,072	4,102,413
Murphy Oil Corp. (B)	63,304	2,009,902
Tesoro Corp.	122,674	9,190,736
Valero Energy Corp.	200,684	10,234,884

		48,171,941

Paper & Forest Products - 0.3%
Domtar Corp.	72,243	2,529,227

Personal Products - 1.0%
Herbalife, Ltd. (A) (B)	86,956	5,089,535
Nu Skin Enterprises, Inc., Class A	58,114	2,684,285

		7,773,820

Pharmaceuticals - 7.9%
Johnson & Johnson	262,184	31,802,919
Merck & Co., Inc.	35,600	2,050,916
Pfizer, Inc.	722,800	25,449,788

		59,303,623

Real Estate Investment Trusts - 2.2%
Brandywine Realty Trust	70,702	1,187,794
CBL & Associates Properties, Inc. (B)	190,769	1,776,059
Gaming and Leisure Properties, Inc.	42,882	1,478,571
Host Hotels & Resorts, Inc. (B)	257,937	4,181,159
Mack-Cali Realty Corp. (B)	137,116	3,702,132
Public Storage	3,749	958,207
RLJ Lodging Trust (B)	84,060	1,803,087
Taubman Centers, Inc. (B)	16,260	1,206,492

		16,293,501

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	179,172	4,744,475

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	453,521	14,875,489

Software - 5.3%
Aspen Technology, Inc. (A) (B)	68,674	2,763,442
CA, Inc.	106,904	3,509,658
Cadence Design Systems, Inc. (A)	55,536	1,349,525
Citrix Systems, Inc. (A)	59,452	4,761,511
Microsoft Corp.	191,689	9,808,726
Symantec Corp.	515,516	10,588,698
Take-Two Interactive Software, Inc. (A) (B)	185,150	7,020,888

		39,802,448

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc. (B)	109,391	$ 4,727,879
Best Buy Co., Inc. (B)	25,324	774,914

		5,502,793

Textiles, Apparel & Luxury Goods - 1.3%
Michael Kors Holdings, Ltd. (A) (B)	193,949	9,596,597

Tobacco - 1.4%
Philip Morris International, Inc.	107,209	10,905,299

Total Common Stocks (Cost $729,298,141)		741,063,288

SECURITIES LENDING COLLATERAL - 11.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	87,778,706	87,778,706

Total Securities Lending Collateral (Cost $87,778,706)		87,778,706

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $5,419,509 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $5,531,725.	$ 5,419,504	5,419,504

Total Repurchase Agreement (Cost $5,419,504)		5,419,504

Total Investments (Cost $822,496,351) (D)		834,261,498
Net Other Assets (Liabilities) - (11.1)%		(83,050,450)

Net Assets - 100.0%		$ 751,211,048

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$741,063,288	$—	$—	$741,063,288
Securities Lending Collateral	87,778,706	—	—	87,778,706
Repurchase Agreement	—	5,419,504	—	5,419,504

Total Investments	$828,841,994	$5,419,504	$—	$834,261,498

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $85,675,670. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $822,496,351. Aggregate gross unrealized appreciation and depreciation for all securities is $74,176,775 and $62,411,628, respectively. Net unrealized appreciation for tax purposes is $11,765,147.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.2%
General Dynamics Corp.	15,969	$ 2,223,524
Northrop Grumman Corp.	17,327	3,851,445

		6,074,969

Air Freight & Logistics - 1.2%
FedEx Corp.	22,146	3,361,320

Airlines - 5.0%
Alaska Air Group, Inc. (A)	33,677	1,963,032
American Airlines Group, Inc.	85,394	2,417,504
Delta Air Lines, Inc.	83,508	3,042,197
Southwest Airlines Co.	83,283	3,265,526
United Continental Holdings, Inc. (B)	74,786	3,069,218

		13,757,477

Auto Components - 1.0%
Goodyear Tire & Rubber Co.	109,104	2,799,609

Automobiles - 1.7%
Fiat Chrysler Automobiles NV	167,403	1,024,506
General Motors Co.	125,522	3,552,273

		4,576,779

Banks - 7.7%
Bank of America Corp.	384,727	5,105,327
Bank of Montreal	5,356	339,517
Citigroup, Inc.	114,036	4,833,986
Credicorp, Ltd.	1,836	283,350
JPMorgan Chase & Co.	107,804	6,698,941
Regions Financial Corp.	62,078	528,284
SunTrust Banks, Inc.	84,244	3,460,743

		21,250,148

Beverages - 4.1%
Coca-Cola European Partners PLC	62,060	2,214,921
Dr. Pepper Snapple Group, Inc.	36,134	3,491,629
PepsiCo, Inc.	52,646	5,577,317

		11,283,867

Biotechnology - 4.4%
Amgen, Inc.	32,668	4,970,436
Biogen, Inc. (B)	10,408	2,516,862
Gilead Sciences, Inc.	56,202	4,688,371

		12,175,669

Chemicals - 1.6%
Eastman Chemical Co.	17,730	1,203,867
LyondellBasell Industries NV, Class A	44,093	3,281,401

		4,485,268

Communications Equipment - 0.6%
Cisco Systems, Inc.	55,813	1,601,275

Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. (B)	11,810	588,256
Quanta Services, Inc. (B)	116,615	2,696,139

		3,284,395

Containers & Packaging - 1.1%
Avery Dennison Corp.	30,279	2,263,355
International Paper Co.	21,199	898,414

		3,161,769

Diversified Telecommunication Services - 3.4%
AT&T, Inc.	66,837	2,888,027
Verizon Communications, Inc.	118,917	6,640,325

		9,528,352

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.8%
American Electric Power Co., Inc.	7,222	$ 506,190
Edison International	11,298	877,516
Entergy Corp., Class B	42,593	3,464,940
Exelon Corp.	6,913	251,357

		5,100,003

Energy Equipment & Services - 2.7%
Diamond Offshore Drilling, Inc.	48,093	1,170,103
Ensco PLC, Class A	222,576	2,161,213
FMC Technologies, Inc. (B)	67,655	1,804,359
Helmerich & Payne, Inc. (A)	34,678	2,327,934

		7,463,609

Food & Staples Retailing - 1.3%
Sysco Corp.	71,355	3,620,553

Food Products - 1.3%
Tyson Foods, Inc., Class A	53,715	3,587,625

Health Care Providers & Services - 3.2%
Anthem, Inc.	6,073	797,628
Cardinal Health, Inc.	41,431	3,232,032
HCA Holdings, Inc. (B)	16,487	1,269,664
McKesson Corp.	2,686	501,342
Quest Diagnostics, Inc.	38,471	3,131,924

		8,932,590

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	39,062	4,700,721

Independent Power & Renewable Electricity Producers - 1.3%
AES Corp.	217,214	2,710,831
NRG Energy, Inc.	60,937	913,445

		3,624,276

Insurance - 5.7%
Allstate Corp.	52,263	3,655,797
American International Group, Inc.	62,226	3,291,133
Hartford Financial Services Group, Inc.	22,191	984,836
Lincoln National Corp.	25,556	990,806
Prudential Financial, Inc.	28,158	2,008,792
Travelers Cos., Inc.	32,071	3,817,732
Unum Group	37,620	1,195,940

		15,945,036

Internet & Catalog Retail - 1.0%
Priceline Group, Inc. (B)	2,269	2,832,642

Internet Software & Services - 2.5%
eBay, Inc. (B)	147,910	3,462,573
VeriSign, Inc. (A) (B)	39,522	3,417,072

		6,879,645

IT Services - 2.0%
Teradata Corp. (A) (B)	103,119	2,585,193
Xerox Corp.	323,951	3,074,295

		5,659,488

Media - 1.1%
Discovery Communications, Inc., Series A (A) (B)	82,322	2,076,984
Scripps Networks Interactive, Inc., Class A (A)	14,959	931,497

		3,008,481

Multi-Utilities - 0.5%
NiSource, Inc., Class B	17,805	472,188
Public Service Enterprise Group, Inc.	19,554	911,412

		1,383,600

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources, Ltd. (A)	15,621	$ 481,596
Chevron Corp.	4,810	504,232
Marathon Petroleum Corp.	76,642	2,909,330
Murphy Oil Corp. (A)	35,331	1,121,759
Tesoro Corp.	39,995	2,996,426
Valero Energy Corp.	66,124	3,372,324

		11,385,667

Pharmaceuticals - 7.3%
Johnson & Johnson	68,082	8,258,347
Merck & Co., Inc.	98,457	5,672,108
Pfizer, Inc.	182,921	6,440,648

		20,371,103

Professional Services - 0.4%
Robert Half International, Inc.	28,579	1,090,575

Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc. (A)	53,522	867,592

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (B)	87,904	2,327,698

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	172,283	5,650,882
Micron Technology, Inc. (B)	137,339	1,889,785

		7,540,667

Software - 9.2%
CA, Inc.	104,958	3,445,771
Citrix Systems, Inc. (B)	40,657	3,256,219
Intuit, Inc.	32,104	3,583,127
Microsoft Corp.	182,099	9,318,006
Oracle Corp.	63,206	2,587,022
Symantec Corp.	167,329	3,436,938

		25,627,083

Specialty Retail - 3.3%
Bed Bath & Beyond, Inc. (A)	68,161	2,945,918
Best Buy Co., Inc. (A)	103,404	3,164,162
Staples, Inc.	89,611	772,447
Urban Outfitters, Inc. (A) (B)	86,011	2,365,303

		9,247,830

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	67,281	$ 6,432,064
HP, Inc.	60,942	764,822
NetApp, Inc.	47,404	1,165,664

		8,362,550

Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc., Class A (A)	81,243	3,309,840
Michael Kors Holdings, Ltd. (A) (B)	67,926	3,360,978

		6,670,818

Tobacco - 3.7%
Altria Group, Inc.	65,448	4,513,294
Philip Morris International, Inc.	55,382	5,633,457

		10,146,751

Total Common Stocks (Cost $260,695,536)		273,717,500

SECURITIES LENDING COLLATERAL - 10.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	29,150,005	29,150,005

Total Securities Lending Collateral (Cost $29,150,005)		29,150,005

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $1,979,449 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $2,019,438.	$ 1,979,447	1,979,447

Total Repurchase Agreement (Cost $1,979,447)		1,979,447

Total Investments (Cost $291,824,988) (D)		304,846,952
Net Other Assets (Liabilities) - (9.7)%		(26,978,298)

Net Assets - 100.0%		$ 277,868,654

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$273,717,500	$—	$—	$273,717,500
Securities Lending Collateral	29,150,005	—	—	29,150,005
Repurchase Agreement	—	1,979,447	—	1,979,447

Total Investments	$302,867,505	$1,979,447	$—	$304,846,952

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,489,039. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $291,824,988. Aggregate gross unrealized appreciation and depreciation for all securities is $28,537,314 and $15,515,350, respectively. Net unrealized appreciation for tax purposes is $13,021,964.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.9%
Boeing Co. (A)	50,943	$ 6,615,967
Honeywell International, Inc.	56,661	6,590,808
TransDigm Group, Inc. (A) (B)	12,250	3,230,203

		16,436,978

Automobiles - 0.5%
Tesla Motors, Inc. (A) (B)	21,659	4,597,773

Beverages - 2.3%
Constellation Brands, Inc., Class A	19,522	3,228,939
Molson Coors Brewing Co., Class B	37,429	3,785,195
Monster Beverage Corp. (B)	79,283	12,741,571

		19,755,705

Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (B)	44,217	5,162,777
Alkermes PLC (B)	43,813	1,893,598
Biogen, Inc. (B)	19,069	4,611,266
BioMarin Pharmaceutical, Inc. (B)	25,119	1,954,258
Celgene Corp. (B)	83,641	8,249,512
Gilead Sciences, Inc.	29,716	2,478,909
Incyte Corp. (B)	48,305	3,863,434
Regeneron Pharmaceuticals, Inc., Class A (B)	26,630	9,299,995
Shire PLC, Class B, ADR	45,030	8,289,122
Vertex Pharmaceuticals, Inc. (B)	18,524	1,593,434

		47,396,305

Building Products - 0.5%
Fortune Brands Home & Security, Inc. (A)	77,960	4,519,341

Capital Markets - 1.0%
BlackRock, Inc., Class A	17,130	5,867,539
Morgan Stanley	92,563	2,404,787

		8,272,326

Chemicals - 1.2%
Albemarle Corp.	11,154	884,624
PPG Industries, Inc.	39,570	4,121,216
Sherwin-Williams Co.	18,447	5,417,330

		10,423,170

Communications Equipment - 0.5%
Palo Alto Networks, Inc. (A) (B)	31,748	3,893,575

Consumer Finance - 0.2%
OneMain Holdings, Inc. (A) (B)	58,620	1,337,708

Containers & Packaging - 0.6%
Crown Holdings, Inc. (B)	94,688	4,797,841

Diversified Financial Services - 1.6%
Intercontinental Exchange, Inc.	15,410	3,944,344
S&P Global, Inc.	94,150	10,098,529

		14,042,873

Electrical Equipment - 0.3%
Eaton Corp. PLC	45,500	2,717,715

Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	71,250	3,215,512
Halliburton Co.	33,738	1,527,994
Schlumberger, Ltd.	27,461	2,171,616

		6,915,122

Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	97,834	15,363,851
CVS Health Corp.	58,359	5,587,291

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Kroger Co.	183,648	$ 6,756,410
Walgreens Boots Alliance, Inc.	57,183	4,761,628

		32,469,180

Food Products - 0.7%
Mondelez International, Inc., Class A	138,465	6,301,542

Health Care Equipment & Supplies - 0.5%
Medtronic PLC	49,530	4,297,718

Health Care Providers & Services - 2.7%
Aetna, Inc.	27,217	3,324,012
Envision Healthcare Holdings, Inc. (B)	73,382	1,861,701
HCA Holdings, Inc. (B)	51,400	3,958,314
McKesson Corp.	23,458	4,378,436
UnitedHealth Group, Inc.	67,413	9,518,716

		23,041,179

Health Care Technology - 0.6%
Cerner Corp. (A) (B)	82,487	4,833,738

Hotels, Restaurants & Leisure - 3.8%
Hilton Worldwide Holdings, Inc.	220,610	4,970,343
Marriott International, Inc., Class A (A)	110,944	7,373,338
McDonald’s Corp.	40,808	4,910,835
Starbucks Corp.	265,442	15,162,047

		32,416,563

Household Durables - 0.6%
Mohawk Industries, Inc. (B)	25,558	4,849,886

Household Products - 1.0%
Colgate-Palmolive Co.	111,753	8,180,320

Industrial Conglomerates - 0.3%
General Electric Co.	82,900	2,609,692

Insurance - 0.7%
Marsh & McLennan Cos., Inc.	87,990	6,023,795

Internet & Catalog Retail - 6.7%
Amazon.com, Inc. (B)	58,220	41,663,396
Netflix, Inc. (B)	83,428	7,631,993
Priceline Group, Inc. (B)	5,945	7,421,798

		56,717,187

Internet Software & Services - 11.1%
Alibaba Group Holding, Ltd., ADR (B)	104,162	8,284,004
Alphabet, Inc., Class A (B)	32,898	23,144,730
Alphabet, Inc., Class C (B)	26,870	18,596,727
Facebook, Inc., Class A (B)	260,635	29,785,368
Tencent Holdings, Ltd.	503,481	11,562,805
Zillow Group, Inc., Class A (B)	34,610	1,268,456
Zillow Group, Inc., Class C (B)	64,460	2,338,609

		94,980,699

IT Services - 7.7%
Accenture PLC, Class A	46,208	5,234,904
Alliance Data Systems Corp. (B)	11,730	2,298,142
Automatic Data Processing, Inc.	65,041	5,975,317
Cognizant Technology Solutions Corp., Class A (B)	79,754	4,565,119
FleetCor Technologies, Inc. (B)	35,703	5,110,170
Genpact, Ltd. (B)	119,743	3,213,902
Global Payments, Inc.	48,800	3,483,344
Jack Henry & Associates, Inc.	38,746	3,381,363
MasterCard, Inc., Class A	203,217	17,895,289

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A (A)	191,158	$ 14,178,189

		65,335,739

Life Sciences Tools & Services - 0.4%
Illumina, Inc. (B)	23,398	3,284,611

Machinery - 1.7%
Illinois Tool Works, Inc., Class A	57,735	6,013,677
Middleby Corp. (A) (B)	42,600	4,909,650
Snap-on, Inc.	24,440	3,857,121

		14,780,448

Media - 3.3%
Comcast Corp., Class A	163,280	10,644,223
Time Warner, Inc.	68,659	5,049,183
Twenty-First Century Fox, Inc., Class A	186,571	5,046,745
Walt Disney Co.	74,379	7,275,754

		28,015,905

Multiline Retail - 0.7%
Dollar Tree, Inc. (B)	60,699	5,720,274

Oil, Gas & Consumable Fuels - 0.6%
Concho Resources, Inc. (B)	44,126	5,262,908

Personal Products - 0.7%
Estee Lauder Cos., Inc., Class A	69,782	6,351,558

Pharmaceuticals - 5.7%
Allergan PLC (B)	67,770	15,660,969
Bristol-Myers Squibb Co.	279,618	20,565,904
Merck & Co., Inc.	103,052	5,936,826
Novo Nordisk A/S, ADR	120,913	6,502,701

		48,666,400

Professional Services - 1.6%
Equifax, Inc.	36,800	4,725,120
Nielsen Holdings PLC	90,946	4,726,463
Verisk Analytics, Inc., Class A (B)	49,010	3,973,731

		13,425,314

Real Estate Investment Trusts - 0.7%
American Tower Corp., Class A	55,762	6,335,121

Road & Rail - 0.4%
JB Hunt Transport Services, Inc. (A)	44,310	3,586,008

Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Ltd.	26,540	4,124,316
NVIDIA Corp. (A)	74,710	3,512,117
NXP Semiconductors NV (B)	58,497	4,582,655
QUALCOMM, Inc.	54,242	2,905,744
Skyworks Solutions, Inc. (A)	43,114	2,728,254

		17,853,086

Software - 8.3%
Adobe Systems, Inc. (B)	146,179	14,002,486
Atlassian Corp. PLC, Class A (B)	6,476	167,728
Intuit, Inc.	27,050	3,019,051
Microsoft Corp.	424,274	21,710,101
Red Hat, Inc. (B)	90,735	6,587,361
salesforce.com, Inc. (B)	169,341	13,447,369
ServiceNow, Inc. (A) (B)	46,074	3,059,314
Splunk, Inc. (A) (B)	72,480	3,926,966
Workday, Inc., Class A (A) (B)	62,937	4,699,506

		70,619,882

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 7.1%
Advance Auto Parts, Inc.	37,227	$ 6,017,000
Home Depot, Inc.	51,301	6,550,625
Industria de Diseno Textil SA	289,004	9,708,785
Lowe’s Cos., Inc.	101,291	8,019,209
Michaels Cos., Inc. (B)	125,060	3,556,706
O’Reilly Automotive, Inc. (B)	31,689	8,590,888
Ross Stores, Inc.	86,586	4,908,560
TJX Cos., Inc.	170,618	13,176,828

		60,528,601

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	336,280	32,148,368

Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	23,485	3,371,253
lululemon athletica, Inc. (B)	44,078	3,255,601
NIKE, Inc., Class B	307,900	16,996,080

		23,622,934

Tobacco - 1.2%
Altria Group, Inc.	147,597	10,178,289

Total Common Stocks (Cost $673,600,019)		837,543,377

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	55,265,579	55,265,579

Total Securities Lending Collateral (Cost $55,265,579)		55,265,579

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $10,038,864 on 07/01/2016. Collateralized by U.S. Government Obligations, 1.38%, due 02/29/2020, and with a total value of $10,245,450.	$ 10,038,855	10,038,855

Total Repurchase Agreement (Cost $10,038,855)		10,038,855

Total Investments (Cost $738,904,453) (D)		902,847,811
Net Other Assets (Liabilities) - (6.0)%		(50,901,943)

Net Assets - 100.0%		$ 851,945,868

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$812,900,534	$24,642,843	$—	$837,543,377
Securities Lending Collateral	55,265,579	—	—	55,265,579
Repurchase Agreement	—	10,038,855	—	10,038,855

Total Investments	$868,166,113	$34,681,698	$—	$902,847,811

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $54,076,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $738,904,453. Aggregate gross unrealized appreciation and depreciation for all securities is $184,317,078 and $20,373,720, respectively. Net unrealized appreciation for tax purposes is $163,943,358.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 0.3%
BWX Technologies, Inc.	61,800	$ 2,210,586

Airlines - 0.7%
Alaska Air Group, Inc.	53,600	3,124,344
Copa Holdings SA, Class A (A)	45,300	2,367,378

		5,491,722

Banks - 4.8%
CIT Group, Inc.	282,500	9,014,575
Citizens Financial Group, Inc.	148,336	2,963,753
Fifth Third Bancorp	281,010	4,942,966
First Republic Bank, Class A	118,606	8,301,234
Huntington Bancshares, Inc., Class A	185,819	1,661,222
M&T Bank Corp. (A)	56,935	6,731,425
SunTrust Banks, Inc.	138,385	5,684,856
Zions Bancorporation	42,640	1,071,543

		40,371,574

Beverages - 1.3%
Constellation Brands, Inc., Class A	23,696	3,919,318
Dr. Pepper Snapple Group, Inc.	49,117	4,746,176
Molson Coors Brewing Co., Class B	22,200	2,245,086

		10,910,580

Biotechnology - 0.8%
United Therapeutics Corp. (A) (B)	62,200	6,588,224

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	68,721	3,983,756

Capital Markets - 2.0%
Ameriprise Financial, Inc.	25,710	2,310,044
Invesco, Ltd.	111,062	2,836,523
Legg Mason, Inc.	47,279	1,394,258
Northern Trust Corp.	50,362	3,336,986
Raymond James Financial, Inc.	47,960	2,364,428
T. Rowe Price Group, Inc.	63,572	4,638,849

		16,881,088

Chemicals - 0.3%
Sherwin-Williams Co.	9,318	2,736,417

Communications Equipment - 1.8%
ARRIS International PLC (B)	328,900	6,893,744
CommScope Holding Co., Inc. (B)	101,341	3,144,611
EchoStar Corp., Class A (B)	137,824	5,471,613

		15,509,968

Consumer Finance - 0.3%
Ally Financial, Inc. (B)	137,604	2,348,900

Containers & Packaging - 3.1%
Ball Corp. (A)	90,771	6,561,836
Bemis Co., Inc.	83,600	4,304,564
Rexam PLC, ADR (A)	138,488	5,958,446
Silgan Holdings, Inc.	89,912	4,626,871
WestRock Co.	123,508	4,800,756

		26,252,473

Distributors - 0.5%
Genuine Parts Co.	45,542	4,611,127

Diversified Consumer Services - 0.6%
H&R Block, Inc. (A)	236,000	5,428,000

Electric Utilities - 5.9%
Alliant Energy Corp.	278,400	11,052,480

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Edison International	75,363	$ 5,853,444
FirstEnergy Corp.	129,300	4,513,863
PPL Corp.	309,400	11,679,850
Westar Energy, Inc., Class A	67,559	3,789,385
Xcel Energy, Inc.	286,454	12,827,410

		49,716,432

Electrical Equipment - 1.5%
AMETEK, Inc., Class A	87,708	4,054,741
Hubbell, Inc.	44,272	4,669,368
Regal Beloit Corp.	64,906	3,573,075

		12,297,184

Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp., Class A	71,221	4,083,100
Arrow Electronics, Inc. (B)	98,611	6,104,021
Avnet, Inc.	157,900	6,396,529
CDW Corp.	32,731	1,311,858
Keysight Technologies, Inc. (B)	81,172	2,361,294

		20,256,802

Energy Equipment & Services - 0.2%
Nabors Industries, Ltd.	195,600	1,965,780

Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	19,500	2,564,445
Kroger Co.	152,435	5,608,084
Rite Aid Corp. (B)	142,559	1,067,767
Sysco Corp.	62,100	3,150,954
Whole Foods Market, Inc. (A)	277,100	8,872,742

		21,263,992

Food Products - 1.6%
ConAgra Foods, Inc.	95,600	4,570,636
Kellogg Co.	83,300	6,801,445
TreeHouse Foods, Inc. (B)	17,000	1,745,050

		13,117,131

Gas Utilities - 0.8%
National Fuel Gas Co. (A)	71,630	4,074,314
Questar Corp.	112,211	2,846,793

		6,921,107

Health Care Equipment & Supplies - 0.6%
DENTSPLY SIRONA, Inc.	86,402	5,360,380

Health Care Providers & Services - 5.2%
AmerisourceBergen Corp., Class A	53,347	4,231,484
Cardinal Health, Inc.	112,200	8,752,722
Cigna Corp.	22,083	2,826,403
Henry Schein, Inc. (B)	19,346	3,420,373
Humana, Inc., Class A	22,576	4,060,971
Laboratory Corp. of America Holdings (B)	83,200	10,838,464
MEDNAX, Inc. (B)	87,500	6,337,625
Universal Health Services, Inc., Class B	23,117	3,099,990

		43,568,032

Hotels, Restaurants & Leisure - 1.3%
Aramark	125,900	4,207,578
Hilton Worldwide Holdings, Inc.	182,036	4,101,271
Marriott International, Inc., Class A (A)	40,786	2,710,638

		11,019,487

Household Durables - 1.5%
Mohawk Industries, Inc. (B)	38,864	7,374,833

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Newell Brands, Inc.	114,927	$ 5,582,004

		12,956,837

Household Products - 0.3%
Energizer Holdings, Inc.	41,126	2,117,578

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	50,491	5,335,889

Insurance - 12.8%
Alleghany Corp. (B)	21,425	11,774,751
Allstate Corp.	153,000	10,702,350
Assured Guaranty, Ltd.	165,700	4,203,809
Brown & Brown, Inc.	92,300	3,458,481
Chubb, Ltd.	16,713	2,184,556
Fairfax Financial Holdings, Ltd.	15,500	8,354,810
FNF Group	280,600	10,522,500
Hartford Financial Services Group, Inc.	109,642	4,865,912
Loews Corp.	409,631	16,831,738
Marsh & McLennan Cos., Inc.	86,905	5,949,516
Progressive Corp.	344,395	11,537,232
Unum Group	111,290	3,537,909
Willis Towers Watson PLC (A)	64,747	8,048,700
WR Berkley Corp.	25,813	1,546,715
XL Group PLC, Class A	125,876	4,192,930

		107,711,909

Internet & Catalog Retail - 1.6%
Expedia, Inc. (A)	48,040	5,106,652
Liberty Ventures, Series A (B)	234,900	8,707,743

		13,814,395

Internet Software & Services - 0.2%
Match Group, Inc. (A) (B)	90,622	1,366,127

IT Services - 1.9%
Amdocs, Ltd.	108,500	6,262,620
Jack Henry & Associates, Inc.	58,393	5,095,957
Western Union Co. (A)	263,800	5,059,684

		16,418,261

Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc., Class A (B)	45,444	6,499,401

Machinery - 1.2%
IDEX Corp.	49,418	4,057,218
Rexnord Corp. (B)	120,601	2,367,397
Snap-on, Inc.	25,262	3,986,849

		10,411,464

Media - 6.5%
AMC Networks, Inc., Class A (B)	71,200	4,301,904
CBS Corp., Class B	49,901	2,716,611
Discovery Communications, Inc., Class C (B)	314,900	7,510,365
DISH Network Corp., Class A (B)	74,155	3,885,722
Liberty Braves Group, Class C (A) (B)	58,455	856,950
Liberty Media Group, Class C (B)	116,900	2,217,593
Liberty SiriusXM Group, Class C (B)	213,200	6,581,484
Madison Square Garden Co., Class A (B)	51,933	8,958,962
MSG Networks, Inc., Class A (B)	328,600	5,040,724
News Corp., Class A	274,800	3,118,980
News Corp., Class B (A)	479,500	5,595,765
TEGNA, Inc.	122,361	2,835,104
Time, Inc.	66,565	1,095,660

		54,715,824

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 5.0%
CenterPoint Energy, Inc.	234,907	$ 5,637,768
CMS Energy Corp.	267,126	12,250,398
SCANA Corp. (A)	76,200	5,765,292
Sempra Energy	48,060	5,479,801
WEC Energy Group, Inc. (A)	197,912	12,923,654

		42,056,913

Multiline Retail - 0.8%
Kohl’s Corp. (A)	124,626	4,725,818
Nordstrom, Inc. (A)	63,339	2,410,049

		7,135,867

Oil, Gas & Consumable Fuels - 4.1%
Columbia Pipeline Group, Inc.	251,918	6,421,390
Energen Corp.	171,482	8,267,147
EQT Corp.	110,938	8,589,929
Marathon Petroleum Corp.	190,400	7,227,584
PBF Energy, Inc., Class A	86,963	2,067,980
Southwestern Energy Co. (B)	187,239	2,355,467

		34,929,497

Personal Products - 0.4%
Edgewell Personal Care Co. (B)	43,386	3,662,212

Professional Services - 0.2%
Equifax, Inc.	13,138	1,686,919

Real Estate Investment Trusts - 7.6%
American Campus Communities, Inc.	54,268	2,869,149
American Homes 4 Rent, Class A	110,161	2,256,097
Annaly Capital Management, Inc. (A)	1,263,000	13,981,410
AvalonBay Communities, Inc.	22,981	4,145,543
Boston Properties, Inc.	30,528	4,026,643
Brixmor Property Group, Inc.	133,445	3,530,955
Crown Castle International Corp.	55,300	5,609,079
Essex Property Trust, Inc.	9,257	2,111,429
General Growth Properties, Inc.	73,017	2,177,367
HCP, Inc.	45,775	1,619,520
Kimco Realty Corp.	143,999	4,518,689
Outfront Media, Inc.	107,858	2,606,928
Rayonier, Inc.	100,031	2,624,813
Regency Centers Corp.	35,450	2,968,228
Vornado Realty Trust, Class A	45,384	4,543,846
Weyerhaeuser Co.	97,125	2,891,411
WP Carey, Inc. (A)	19,249	1,336,266

		63,817,373

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc., Class A	66,741	3,780,210
KLA-Tencor Corp.	75,305	5,516,092
Lam Research Corp.	38,700	3,253,122
Micron Technology, Inc. (B)	352,000	4,843,520
Xilinx, Inc.	30,878	1,424,402

		18,817,346

Software - 2.7%
CA, Inc.	198,100	6,503,623
Citrix Systems, Inc. (B)	37,500	3,003,375
Synopsys, Inc. (B)	241,642	13,067,999

		22,574,997

Specialty Retail - 2.9%
AutoZone, Inc. (B)	5,796	4,601,097

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Bed Bath & Beyond, Inc. (A)	226,025	$ 9,768,800
Best Buy Co., Inc. (A)	122,932	3,761,719
Gap, Inc., Class A	163,999	3,480,059
Tiffany & Co. (A)	53,081	3,218,832

		24,830,507

Technology Hardware, Storage & Peripherals - 1.5%
NetApp, Inc.	316,912	7,792,866
Western Digital Corp.	109,950	5,196,237

		12,989,103

Textiles, Apparel & Luxury Goods - 1.7%
Fossil Group, Inc. (B)	148,900	4,248,117
Michael Kors Holdings, Ltd. (A) (B)	85,600	4,235,488
PVH Corp.	40,599	3,825,644
VF Corp.	28,318	1,741,274

		14,050,523

Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp., Class B (B)	495,051	846,537

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A	54,835	3,869,158

Total Common Stocks (Cost $705,951,099)		811,425,379

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	101,585,922	$ 101,585,922

Total Securities Lending Collateral (Cost $101,585,922)		101,585,922

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $30,157,639 on 07/01/2016. Collateralized by U.S. Government Obligations, 1.38% - 8.50%, due 11/15/2019 - 02/29/2020, and with a total value of $30,769,832.	$ 30,157,614	30,157,614

Total Repurchase Agreement (Cost $30,157,614)		30,157,614

Total Investments (Cost $837,694,635) (D)		943,168,915
Net Other Assets (Liabilities) - (11.7)%		(99,078,222)

Net Assets - 100.0%		$ 844,090,693

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$811,425,379	$—	$—	$811,425,379
Securities Lending Collateral	101,585,922	—	—	101,585,922
Repurchase Agreement	—	30,157,614	—	30,157,614

Total Investments	$913,011,301	$30,157,614	$—	$943,168,915

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $99,214,860. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $837,694,635. Aggregate gross unrealized appreciation and depreciation for all securities is $144,328,598 and $38,854,318, respectively. Net unrealized appreciation for tax purposes is $105,474,280.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 3.9%
B/E Aerospace, Inc. (A)	39,159	$ 1,808,167
Spirit Aerosystems Holdings, Inc., Class A (B)	46,963	2,019,409

		3,827,576

Airlines - 2.0%
JetBlue Airways Corp. (B)	117,541	1,946,479

Banks - 5.6%
CIT Group, Inc.	74,412	2,374,487
First Republic Bank, Class A	22,307	1,561,267
SVB Financial Group (B)	15,614	1,485,828

		5,421,582

Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc. (B)	26,307	2,046,685

Chemicals - 2.3%
RPM International, Inc.	44,528	2,224,174

Communications Equipment - 5.1%
F5 Networks, Inc., Class B (B)	24,507	2,789,877
Motorola Solutions, Inc.	32,388	2,136,636

		4,926,513

Construction Materials - 2.2%
Eagle Materials, Inc.	28,031	2,162,592

Consumer Finance - 4.6%
Ally Financial, Inc. (B)	115,570	1,972,780
Discover Financial Services	46,545	2,494,346

		4,467,126

Diversified Consumer Services - 3.0%
ServiceMaster Global Holdings, Inc. (B)	73,928	2,942,334

Diversified Telecommunication Services - 1.8%
Level 3 Communications, Inc. (B)	34,777	1,790,668

Food Products - 3.5%
WhiteWave Foods Co., Class A (B)	73,065	3,429,671

Health Care Equipment & Supplies - 6.3%
Align Technology, Inc. (B)	31,287	2,520,168
Boston Scientific Corp. (B)	102,126	2,386,684
DexCom, Inc. (A) (B)	15,736	1,248,337

		6,155,189

Health Care Providers & Services - 9.5%
Cardinal Health, Inc.	21,681	1,691,335
Laboratory Corp. of America Holdings (B)	20,214	2,633,278
Team Health Holdings, Inc. (A) (B)	54,507	2,216,799
Universal Health Services, Inc., Class B	20,312	2,723,839

		9,265,251

Hotels, Restaurants & Leisure - 3.1%
Wyndham Worldwide Corp.	41,676	2,968,581

Household Durables - 1.8%
Whirlpool Corp.	10,718	1,786,048

Insurance - 2.1%
Hartford Financial Services Group, Inc.	47,092	2,089,943

Internet Software & Services - 3.1%
IAC/InterActiveCorp	53,815	3,029,784

IT Services - 3.0%
Sabre Corp.	108,597	2,909,314

Life Sciences Tools & Services - 3.1%
Bio-Techne Corp.	26,791	3,021,221

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.0%
Ingersoll-Rand PLC	29,867	$ 1,901,931

Media - 2.3%
Starz, Class A (B)	74,627	2,232,840

Multiline Retail - 3.8%
Dollar General Corp.	39,296	3,693,824

Oil, Gas & Consumable Fuels - 4.1%
EQT Corp.	52,076	4,032,245

Pharmaceuticals - 3.2%
Mylan NV (B)	72,991	3,156,131

Professional Services - 2.6%
Equifax, Inc.	19,886	2,553,362

Semiconductors & Semiconductor Equipment - 3.8%
NXP Semiconductors NV (B)	27,519	2,155,838
Skyworks Solutions, Inc. (A)	24,527	1,552,069

		3,707,907

Software - 2.4%
Fortinet, Inc. (B)	73,882	2,333,932

Specialty Retail - 3.4%
Foot Locker, Inc. (A)	43,337	2,377,468
Signet Jewelers, Ltd.	11,729	966,587

		3,344,055

Trading Companies & Distributors - 3.1%
Air Lease Corp., Class A (A)	111,475	2,985,301

Total Common Stocks (Cost $92,887,502)		96,352,259

SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	6,606,709	6,606,709

Total Securities Lending Collateral (Cost $6,606,709)		6,606,709

Total Investments (Cost $99,494,211) (D)		102,958,968
Net Other Assets (Liabilities) - (5.6)%		(5,445,496)

Net Assets - 100.0%		$ 97,513,472

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$96,352,259	$—	$—	$96,352,259
Securities Lending Collateral	6,606,709	—	—	6,606,709

Total Investments	$102,958,968	$—	$—	$102,958,968

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,458,330. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $99,494,211. Aggregate gross unrealized appreciation and depreciation for all securities is $9,881,378 and $6,416,621, respectively. Net unrealized appreciation for tax purposes is $3,464,757.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Airlines - 0.7%
Hawaiian Holdings, Inc. (A)	12,110	$ 459,696

Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (A)	54,147	784,049

Banks - 15.1%
1st Source Corp.	17,970	582,048
Banc of California, Inc. (B)	15,480	280,188
Banner Corp.	17,920	762,317
Cardinal Financial Corp.	38,460	843,812
Cathay General Bancorp	23,070	650,574
Customers Bancorp, Inc. (A) (B)	41,050	1,031,587
First Merchants Corp.	22,270	555,191
Glacier Bancorp, Inc.	40,390	1,073,566
Great Southern Bancorp, Inc. (B)	14,152	523,200
Hanmi Financial Corp., Class B	39,470	927,150
Investors Bancorp, Inc. (B)	87,530	969,832
Popular, Inc.	28,830	844,719
TriCo Bancshares	28,053	774,263

		9,818,447

Building Products - 1.0%
Griffon Corp. (B)	38,650	651,639

Capital Markets - 1.1%
Evercore Partners, Inc., Class A	16,360	722,948

Chemicals - 2.3%
Cabot Corp.	19,430	887,174
Rayonier Advanced Materials, Inc.	46,610	633,430

		1,520,604

Commercial Services & Supplies - 3.1%
Deluxe Corp. (B)	19,050	1,264,349
Multi-Color Corp. (B)	11,400	722,760

		1,987,109

Construction & Engineering - 1.9%
EMCOR Group, Inc.	24,740	1,218,692

Containers & Packaging - 1.5%
Owens-Illinois, Inc. (A)	52,760	950,208

Electric Utilities - 1.9%
PNM Resources, Inc. (B)	34,120	1,209,213

Electronic Equipment, Instruments & Components - 3.7%
ePlus, Inc. (A)	11,329	926,599
Orbotech, Ltd. (A)	33,840	864,612
Vishay Intertechnology, Inc. (B)	49,360	611,570

		2,402,781

Energy Equipment & Services - 2.8%
Dril-Quip, Inc., Class A (A) (B)	10,910	637,471
Oceaneering International, Inc.	16,800	501,648
Rowan Cos. PLC, Class A	37,650	664,899

		1,804,018

Food Products - 0.4%
John B Sanfilippo & Son, Inc.	5,870	250,238

Gas Utilities - 3.9%
ONE Gas, Inc. (B)	18,372	1,223,391
Southwest Gas Corp.	16,950	1,334,135

		2,557,526

Health Care Equipment & Supplies - 1.4%
Merit Medical Systems, Inc. (A)	46,110	914,361

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.3%
HealthSouth Corp.	17,440	$ 677,021
LHC Group, Inc. (A)	18,920	818,857
Molina Healthcare, Inc. (A) (B)	13,290	663,171

		2,159,049

Hotels, Restaurants & Leisure - 2.7%
Bloomin’ Brands, Inc.	52,250	933,707
Ruth’s Hospitality Group, Inc.	52,250	833,388

		1,767,095

Household Durables - 1.6%
Helen of Troy, Ltd. (A)	9,820	1,009,889

Household Products - 1.2%
Central Garden & Pet Co., Class A (A)	36,319	788,486

Insurance - 5.2%
American Equity Investment Life Holding Co. (B)	56,590	806,407
Employers Holdings, Inc.	40,581	1,177,661
Federated National Holding Co.	20,050	381,752
Selective Insurance Group, Inc.	27,043	1,033,313

		3,399,133

Internet Software & Services - 1.4%
j2 Global, Inc.	14,050	887,539

IT Services - 1.3%
Convergys Corp. (B)	33,590	839,750

Leisure Products - 1.3%
Nautilus, Inc., Class A (A)	48,498	865,204

Life Sciences Tools & Services - 1.2%
INC Research Holdings, Inc., Class A (A)	20,300	774,039

Machinery - 2.1%
Timken Co.	24,960	765,274
Wabash National Corp. (A) (B)	46,480	590,296

		1,355,570

Multi-Utilities - 1.9%
Black Hills Corp. (B)	19,630	1,237,475

Multiline Retail - 1.1%
Big Lots, Inc. (B)	14,110	707,052

Paper & Forest Products - 1.3%
Neenah Paper, Inc.	11,580	838,045

Pharmaceuticals - 1.2%
Prestige Brands Holdings, Inc. (A) (B)	14,080	780,032

Real Estate Investment Trusts - 14.2%
DCT Industrial Trust, Inc.	24,980	1,200,039
First Industrial Realty Trust, Inc. (B)	35,810	996,234
Monogram Residential Trust, Inc.	94,611	965,978
Ryman Hospitality Properties, Inc.	12,880	652,372
Starwood Property Trust, Inc.	45,120	934,886
STORE Capital Corp.	40,590	1,195,376
Sun Communities, Inc.	17,150	1,314,376
Urban Edge Properties	38,240	1,141,847
Xenia Hotels & Resorts, Inc. (B)	48,280	810,138

		9,211,246

Road & Rail - 1.0%
Swift Transportation Co., Class A (A) (B)	39,990	616,246

Semiconductors & Semiconductor Equipment - 1.5%
Rudolph Technologies, Inc. (A) (B)	61,147	949,613

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 1.4%
VASCO Data Security International, Inc. (A) (B)	57,160	$ 936,852

Specialty Retail - 2.2%
Caleres, Inc.	29,988	726,010
Urban Outfitters, Inc. (A) (B)	25,560	702,900

		1,428,910

Thrifts & Mortgage Finance - 3.7%
Dime Community Bancshares, Inc.	33,770	574,428
First Defiance Financial Corp., Class A	16,733	650,077
Washington Federal, Inc.	47,140	1,143,616

		2,368,121

Trading Companies & Distributors - 4.0%
Aircastle, Ltd. (B)	43,999	860,620
H&E Equipment Services, Inc.	46,430	883,563
MRC Global, Inc. (A)	61,500	873,915

		2,618,098

Total Common Stocks (Cost $59,997,340)		62,788,973

MASTER LIMITED PARTNERSHIP - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Tallgrass Energy Partners, LP	15,210	699,964

Total Master Limited Partnership (Cost $586,601)		699,964

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	15,660,316	$ 15,660,316

Total Securities Lending Collateral (Cost $15,660,316)		15,660,316

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $414,592 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $424,338.	$ 414,591	414,591

Total Repurchase Agreement (Cost $414,591)		414,591

Total Investments (Cost $76,658,848) (D)		79,563,844
Net Other Assets (Liabilities) - (22.6)%		(14,679,696)

Net Assets - 100.0%		$ 64,884,148

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$62,788,973	$—	$—	$62,788,973
Master Limited Partnership	699,964	—	—	699,964
Securities Lending Collateral	15,660,316	—	—	15,660,316
Repurchase Agreement	—	414,591	—	414,591

Total Investments	$79,149,253	$414,591	$—	$79,563,844

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,284,664. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $76,658,848. Aggregate gross unrealized appreciation and depreciation for all securities is $5,679,158 and $2,774,162, respectively. Net unrealized appreciation for tax purposes is $2,904,996.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.2%
Ducommun, Inc. (A)	27,990	$ 553,642

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (A)	19,125	792,157
Hub Group, Inc., Class A (A)	20,367	781,482

		1,573,639

Auto Components - 1.3%
Cooper Tire & Rubber Co.	25,950	773,829
Dana Holding Corp. (B)	65,360	690,202
Superior Industries International, Inc.	29,905	800,856
Tower International, Inc.	37,580	773,396

		3,038,283

Banks - 6.2%
Banc of California, Inc.	42,050	761,105
Bryn Mawr Bank Corp.	19,694	575,065
Cathay General Bancorp	27,805	784,101
Central Pacific Financial Corp.	33,585	792,606
Customers Bancorp, Inc. (A)	32,045	805,291
Enterprise Financial Services Corp.	18,485	515,547
Franklin Financial Network, Inc. (A)	17,935	562,442
Great Western Bancorp, Inc.	24,990	788,184
Hanmi Financial Corp., Class B	29,110	683,794
Heartland Financial USA, Inc.	17,270	609,458
Heritage Financial Corp.	29,795	523,796
Independent Bank Group, Inc.	16,310	699,862
LegacyTexas Financial Group, Inc.	29,320	789,001
Pacific Premier Bancorp, Inc. (A)	27,930	670,320
PacWest Bancorp	20,735	824,838
Preferred Bank	18,535	535,198
PrivateBancorp, Inc., Class A	20,030	881,921
State Bank Financial Corp.	27,800	565,730
SVB Financial Group (A)	7,855	747,482
TCF Financial Corp.	62,435	789,803

		13,905,544

Biotechnology - 1.7%
AMAG Pharmaceuticals, Inc. (A) (B)	33,110	791,991
Emergent BioSolutions, Inc. (A)	26,305	739,697
Myriad Genetics, Inc. (A) (B)	23,715	725,679
PDL Biopharma, Inc.	266,725	837,516
United Therapeutics Corp. (A)	7,975	844,712

		3,939,595

Capital Markets - 0.7%
Legg Mason, Inc.	25,520	752,585
Waddell & Reed Financial, Inc., Class A (B)	43,545	749,845

		1,502,430

Chemicals - 1.7%
Cabot Corp.	16,920	772,567
HB Fuller Co.	17,620	775,104
Koppers Holdings, Inc. (A)	27,005	829,863
Minerals Technologies, Inc.	13,645	775,036
Stepan Co.	13,405	798,000

		3,950,570

Commercial Services & Supplies - 3.9%
ACCO Brands Corp. (A)	77,170	797,166
Brady Corp., Class A	26,380	806,173
Brink’s Co.	27,285	777,350

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Ennis, Inc.	37,220	$ 713,879
Essendant, Inc.	25,950	793,032
Herman Miller, Inc.	25,765	770,116
Pitney Bowes, Inc.	46,000	818,800
Quad/Graphics, Inc.	36,725	855,325
R.R. Donnelley & Sons Co. (B)	49,525	837,963
Steelcase, Inc., Class A	57,705	783,057
Tetra Tech, Inc.	26,270	807,671

		8,760,532

Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	86,301	792,243
Digi International, Inc. (A)	53,555	574,645
Extreme Networks, Inc. (A)	161,755	548,350
Ixia (A)	80,485	790,363
NETGEAR, Inc. (A)	16,910	803,901
Polycom, Inc. (A)	70,000	787,500

		4,297,002

Construction & Engineering - 2.7%
AECOM (A)	24,285	771,535
Aegion Corp., Class A (A)	35,420	691,044
Chicago Bridge & Iron Co. NV, Class Y	22,540	780,560
EMCOR Group, Inc.	16,255	800,722
KBR, Inc.	54,775	725,221
MYR Group, Inc. (A)	33,125	797,650
Quanta Services, Inc. (A) (B)	34,185	790,357
Tutor Perini Corp. (A) (B)	34,115	803,408

		6,160,497

Consumer Finance - 0.7%
Navient Corp.	66,735	797,483
Nelnet, Inc., Class A	19,835	689,266

		1,486,749

Containers & Packaging - 0.7%
Greif, Inc., Class A	20,585	767,203
Sonoco Products Co.	16,890	838,757

		1,605,960

Diversified Consumer Services - 1.9%
American Public Education, Inc. (A)	24,670	693,227
Capella Education Co.	16,158	850,557
DeVry Education Group, Inc. (B)	39,190	699,150
K12, Inc. (A)	48,427	604,853
Regis Corp. (A)	53,455	665,515
Strayer Education, Inc. (A) (B)	16,784	824,598

		4,337,900

Diversified Telecommunication Services - 0.7%
Inteliquent, Inc.	38,950	774,715
Vonage Holdings Corp. (A)	141,370	862,357

		1,637,072

Electric Utilities - 0.4%
ALLETE, Inc. (B)	13,340	862,164

Electrical Equipment - 0.7%
General Cable Corp. (B)	58,030	737,562
Regal Beloit Corp. (B)	14,045	773,177

		1,510,739

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 5.8%
AVX Corp.	40,985	$ 556,576
Benchmark Electronics, Inc. (A)	36,795	778,214
Celestica, Inc. (A)	67,865	631,145
Coherent, Inc. (A)	8,945	820,972
Insight Enterprises, Inc. (A)	30,070	781,820
Methode Electronics, Inc.	25,770	882,107
MTS Systems Corp. (B)	17,145	751,637
Orbotech, Ltd. (A)	31,300	799,715
Plexus Corp. (A)	18,300	790,560
Rogers Corp. (A)	13,310	813,241
Sanmina Corp. (A)	29,265	784,595
ScanSource, Inc. (A)	21,320	791,185
SYNNEX Corp.	8,765	831,097
Tech Data Corp. (A)	9,870	709,160
TTM Technologies, Inc. (A) (B)	102,039	768,354
VeriFone Systems, Inc. (A)	42,265	783,593
Vishay Intertechnology, Inc. (B)	62,555	775,056

		13,049,027

Energy Equipment & Services - 2.7%
Diamond Offshore Drilling, Inc.	31,870	775,397
Ensco PLC, Class A	76,450	742,330
Matrix Service Co. (A)	43,910	724,076
McDermott International, Inc. (A)	160,660	793,660
Nabors Industries, Ltd.	76,385	767,669
Noble Corp. PLC	89,780	739,787
Rowan Cos. PLC, Class A (B)	42,155	744,457
Transocean, Ltd.	72,295	859,588

		6,146,964

Food & Staples Retailing - 1.1%
SpartanNash Co.	27,240	832,999
SUPERVALU, Inc. (A)	175,195	826,921
United Natural Foods, Inc. (A)	18,020	843,336

		2,503,256

Food Products - 1.5%
Dean Foods Co. (B)	44,675	808,171
Fresh Del Monte Produce, Inc.	14,975	815,089
Lancaster Colony Corp.	6,550	835,845
Sanderson Farms, Inc.	9,940	861,202

		3,320,307

Gas Utilities - 0.4%
Southwest Gas Corp.	11,025	867,778

Health Care Equipment & Supplies - 3.6%
Analogic Corp. (B)	9,465	751,900
AngioDynamics, Inc. (A)	41,480	596,068
Anika Therapeutics, Inc. (A)	16,130	865,374
Haemonetics Corp. (A)	27,315	791,862
ICU Medical, Inc., Class B (A)	7,620	859,155
LeMaitre Vascular, Inc.	35,235	502,803
Meridian Bioscience, Inc. (B)	43,480	847,860
Merit Medical Systems, Inc. (A)	40,485	802,817
Natus Medical, Inc. (A)	22,550	852,390
OraSure Technologies, Inc. (A)	120,085	709,702
SurModics, Inc. (A)	24,070	565,164

		8,145,095

Health Care Providers & Services - 6.7%
Aceto Corp.	35,845	784,647

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Almost Family, Inc. (A)	16,160	$ 688,578
Amedisys, Inc. (A) (B)	16,190	817,271
Amsurg Corp., Class A (A)	10,090	782,379
Chemed Corp. (B)	5,932	808,591
Community Health Systems, Inc. (A)	59,335	714,987
HealthSouth Corp.	20,190	783,776
Healthways, Inc. (A) (B)	46,930	542,041
Kindred Healthcare, Inc. (B)	61,135	690,214
Landauer, Inc. (B)	14,265	587,147
LHC Group, Inc. (A)	19,210	831,409
LifePoint Health, Inc. (A)	11,950	781,171
Magellan Health, Inc. (A)	11,885	781,676
Molina Healthcare, Inc. (A) (B)	16,095	803,140
Owens & Minor, Inc. (B)	21,750	813,015
PharMerica Corp. (A)	33,880	835,481
Triple-S Management Corp., Class B (A) (B)	27,997	683,967
US Physical Therapy, Inc.	13,855	834,210
VCA, Inc. (A)	12,175	823,152
WellCare Health Plans, Inc. (A)	7,705	826,592

		15,213,444

Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (A)	60,520	768,604
HMS Holdings Corp. (A)	44,840	789,632
Quality Systems, Inc. (B)	68,225	812,560

		2,370,796

Hotels, Restaurants & Leisure - 1.0%
Bob Evans Farms, Inc. (B)	20,765	788,032
Brinker International, Inc. (B)	16,500	751,245
Cheesecake Factory, Inc. (B)	16,700	803,938

		2,343,215

Household Durables - 1.1%
Ethan Allen Interiors, Inc. (B)	24,975	825,174
iRobot Corp. (A) (B)	22,785	799,298
La-Z-Boy, Inc.	29,405	818,047

		2,442,519

Independent Power & Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	52,805	791,547

Insurance - 1.7%
Aspen Insurance Holdings, Ltd.	16,850	781,503
Employers Holdings, Inc.	27,030	784,411
Hanover Insurance Group, Inc.	9,610	813,198
Old Republic International Corp.	42,970	828,891
United Fire Group, Inc.	16,438	697,464

		3,905,467

Internet & Catalog Retail - 0.3%
Blue Nile, Inc.	25,805	706,541

Internet Software & Services - 1.7%
Bankrate, Inc., Class A (A)	105,935	792,394
DHI Group, Inc. (A)	99,560	620,259
EarthLink Holdings Corp.	125,635	804,064
MeetMe, Inc. (A)	173,510	924,808
Monster Worldwide, Inc. (A)	258,335	617,421

		3,758,946

IT Services - 2.4%
Convergys Corp. (B)	28,925	723,125

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
CSG Systems International, Inc. (B)	19,593	$ 789,794
Hackett Group, Inc.	49,745	689,963
Leidos Holdings, Inc.	17,385	832,220
ManTech International Corp., Class A	22,230	840,738
Sykes Enterprises, Inc. (A)	25,633	742,332
Teradata Corp. (A) (B)	28,855	723,395

		5,341,567

Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories, Inc., Class A (A)	5,740	820,935
Bruker Corp.	33,775	768,043
Cambrex Corp. (A)	16,645	861,046
Charles River Laboratories International, Inc. (A)	9,155	754,738
ICON PLC (A)	12,225	855,872
Luminex Corp. (A) (B)	41,755	844,704
PAREXEL International Corp. (A)	13,620	856,426

		5,761,764

Machinery - 2.8%
AGCO Corp.	15,155	714,255
Alamo Group, Inc.	12,860	848,374
Altra Industrial Motion Corp.	29,175	787,142
Briggs & Stratton Corp. (B)	39,030	826,655
Joy Global, Inc.	36,210	765,479
Kennametal, Inc.	33,410	738,695
Timken Co.	24,900	763,434
Wabash National Corp. (A) (B)	63,335	804,355

		6,248,389

Metals & Mining - 3.2%
Carpenter Technology Corp.	24,037	791,538
Commercial Metals Co. (B)	49,800	841,620
Haynes International, Inc. (B)	20,895	670,312
Kaiser Aluminum Corp.	8,940	808,265
Materion Corp. (B)	31,980	791,825
Olympic Steel, Inc.	32,900	898,499
Reliance Steel & Aluminum Co.	10,525	809,373
Schnitzer Steel Industries, Inc., Class A	48,000	844,800
Worthington Industries, Inc.	20,700	875,610

		7,331,842

Multi-Utilities - 0.8%
Avista Corp. (B)	19,715	883,232
MDU Resources Group, Inc. (B)	34,730	833,520

		1,716,752

Multiline Retail - 1.0%
Big Lots, Inc. (B)	16,730	838,341
Dillard’s, Inc., Class A (B)	13,725	831,735
Fred’s, Inc., Class A	37,975	611,777

		2,281,853

Oil, Gas & Consumable Fuels - 2.3%
Aegean Marine Petroleum Network, Inc.	119,195	655,572
Alon USA Energy, Inc. (B)	120,495	780,808
CVR Energy, Inc. (B)	40,675	630,463
DHT Holdings, Inc. (B)	148,340	746,150
Renewable Energy Group, Inc. (A) (B)	96,055	848,166
Tsakos Energy Navigation, Ltd.	154,630	725,215
World Fuel Services Corp.	17,450	828,700

		5,215,074

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.9%
Domtar Corp.	22,090	$ 773,371
Mercer International, Inc.	64,395	513,872
P.H. Glatfelter Co.	32,870	642,937

		1,930,180

Personal Products - 0.7%
Medifast, Inc.	25,105	835,243
Nu Skin Enterprises, Inc., Class A	17,335	800,704

		1,635,947

Pharmaceuticals - 0.7%
Impax Laboratories, Inc. (A)	27,175	783,184
SciClone Pharmaceuticals, Inc. (A)	61,370	801,492

		1,584,676

Professional Services - 1.8%
FTI Consulting, Inc. (A)	19,640	798,955
ICF International, Inc. (A)	16,780	686,302
Insperity, Inc.	10,910	842,579
Kelly Services, Inc., Class A	35,010	664,140
Kforce, Inc.	33,705	569,277
Resources Connection, Inc.	38,325	566,444

		4,127,697

Real Estate Investment Trusts - 10.3%
Agree Realty Corp.	18,330	884,239
Anworth Mortgage Asset Corp.	149,445	702,391
ARMOUR Residential REIT, Inc. (B)	38,900	778,000
Ashford Hospitality Trust, Inc.	120,805	648,723
Capstead Mortgage Corp.	83,890	813,733
CBL & Associates Properties, Inc.	75,380	701,788
Chesapeake Lodging Trust	35,130	816,772
Corporate Office Properties Trust	29,465	871,280
DiamondRock Hospitality Co.	82,190	742,176
Dynex Capital, Inc. (B)	85,180	591,149
EPR Properties	10,980	885,866
First Potomac Realty Trust	61,735	567,962
Geo Group, Inc.	24,335	831,770
Getty Realty Corp.	33,220	712,569
Gladstone Commercial Corp. (B)	34,225	578,060
Hersha Hospitality Trust, Class A (B)	44,595	764,804
Invesco Mortgage Capital, Inc.	58,520	801,139
Investors Real Estate Trust	111,365	720,532
LaSalle Hotel Properties	33,860	798,419
Medical Properties Trust, Inc. (B)	54,470	828,489
MFA Financial, Inc.	110,835	805,770
National Health Investors, Inc.	11,565	868,416
Piedmont Office Realty Trust, Inc., Class A	40,440	871,078
Resource Capital Corp. (B)	54,335	698,748
RLJ Lodging Trust (B)	35,300	757,185
Select Income REIT	32,640	848,314
Summit Hotel Properties, Inc.	63,990	847,228
Sunstone Hotel Investors, Inc.	66,250	799,637
Tanger Factory Outlet Centers, Inc.	21,665	870,500
Two Harbors Investment Corp.	96,050	822,188

		23,228,925

Road & Rail - 0.7%
ArcBest Corp.	41,411	672,929
Swift Transportation Co., Class A (A) (B)	51,930	800,241

		1,473,170

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.6%
Alpha & Omega Semiconductor, Ltd. (A)	39,235	$ 546,544
Cirrus Logic, Inc. (A)	20,110	780,067
FormFactor, Inc., Class A (A)	76,450	687,285
Kulicke & Soffa Industries, Inc. (A)	58,695	714,318
MaxLinear, Inc., Class A (A)	42,485	763,880
MKS Instruments, Inc.	19,240	828,474
Silicon Laboratories, Inc. (A)	16,255	792,269
Teradyne, Inc. (B)	40,640	800,202

		5,913,039

Software - 0.7%
Mentor Graphics Corp.	38,055	809,049
Nuance Communications, Inc. (A)	50,780	793,692

		1,602,741

Specialty Retail - 6.9%
Abercrombie & Fitch Co., Class A	42,635	759,329
American Eagle Outfitters, Inc.	53,655	854,724
Caleres, Inc.	34,850	843,719
Chico’s FAS, Inc.	74,300	795,753
Children’s Place, Inc. (B)	10,740	861,133
Citi Trends, Inc.	30,440	472,733
DSW, Inc., Class A (B)	37,945	803,675
Express, Inc. (A)	50,525	733,118
Finish Line, Inc., Class A	49,085	991,026
Genesco, Inc. (A) (B)	12,535	806,126
Guess?, Inc. (B)	53,866	810,683
Hibbett Sports, Inc. (A) (B)	23,210	807,476
Kirkland’s, Inc. (A)	36,030	528,920
Pier 1 Imports, Inc. (B)	141,125	725,383
Rent-A-Center, Inc. (B)	65,785	807,840
Shoe Carnival, Inc.	27,750	695,415
Urban Outfitters, Inc. (A) (B)	30,640	842,600
Vitamin Shoppe, Inc. (A) (B)	26,990	825,084
Williams-Sonoma, Inc., Class A (B)	15,150	789,770
Zumiez, Inc. (A) (B)	55,460	793,633

		15,548,140

Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc. (A)	26,410	790,187

Textiles, Apparel & Luxury Goods - 0.6%
Movado Group, Inc.	33,940	735,819
Perry Ellis International, Inc. (A)	27,895	561,248

		1,297,067

Thrifts & Mortgage Finance - 0.8%
First Defiance Financial Corp., Class A	13,725	533,216
HomeStreet, Inc. (A)	31,100	619,512
Meta Financial Group, Inc.	11,513	586,703

		1,739,431

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	17,730	800,332
DXP Enterprises, Inc. (A) (B)	48,753	727,882
WESCO International, Inc. (A) (B)	14,195	730,901

		2,259,115

Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	23,220	906,973

Total Common Stocks (Cost $217,726,617)		222,621,749

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.3%
Capital Markets - 0.3%
Lazard, Ltd., Class A	22,060	$ 656,947

Total Master Limited Partnership (Cost $782,369)		656,947

SECURITIES LENDING COLLATERAL - 17.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	39,688,822	39,688,822

Total Securities Lending Collateral (Cost $39,688,822)		39,688,822

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $2,625,398 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $2,678,950.	$ 2,625,396	2,625,396

Total Repurchase Agreement (Cost $2,625,396)		2,625,396

Total Investments (Cost $260,823,204) (D)		265,592,914
Net Other Assets (Liabilities) - (17.6)%		(39,703,180)

Net Assets - 100.0%		$ 225,889,734

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$222,621,749	$—	$—	$222,621,749
Master Limited Partnership	656,947	—	—	656,947
Securities Lending Collateral	39,688,822	—	—	39,688,822
Repurchase Agreement	—	2,625,396	—	2,625,396

Total Investments	$262,967,518	$2,625,396	$—	$265,592,914

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $38,705,043. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $260,823,204. Aggregate gross unrealized appreciation and depreciation for all securities is $18,972,784 and $14,203,074, respectively. Net unrealized appreciation for tax purposes is $4,769,710.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Auto Components - 5.0%
Dorman Products, Inc. (A) (B)	18,010	$ 1,030,172
Drew Industries, Inc.	15,310	1,298,900
Motorcar Parts of America, Inc. (A) (B)	35,550	966,249

		3,295,321

Banks - 10.4%
BancorpSouth, Inc. (A)	27,440	622,614
LegacyTexas Financial Group, Inc.	24,385	656,201
Pinnacle Financial Partners, Inc. (A)	33,560	1,639,406
PrivateBancorp, Inc., Class A (A)	45,540	2,005,126
South State Corp.	20,443	1,391,146
Texas Capital Bancshares, Inc. (B)	12,395	579,590

		6,894,083

Biotechnology - 2.2%
Eagle Pharmaceuticals, Inc. (A) (B)	15,880	615,985
Repligen Corp. (A) (B)	31,290	856,095

		1,472,080

Building Products - 2.9%
Advanced Drainage Systems, Inc. (A)	30,910	846,007
Trex Co., Inc. (A) (B)	23,460	1,053,823

		1,899,830

Commercial Services & Supplies - 1.5%
Knoll, Inc.	40,290	978,241

Diversified Financial Services - 1.5%
MarketAxess Holdings, Inc.	6,880	1,000,352

Diversified Telecommunication Services - 1.9%
Cogent Communications Holdings, Inc. (A)	31,720	1,270,703

Food Products - 7.5%
B&G Foods, Inc. (A)	27,090	1,305,738
Calavo Growers, Inc. (A)	21,810	1,461,270
J&J Snack Foods Corp. (A)	9,391	1,120,065
TreeHouse Foods, Inc. (A) (B)	10,710	1,099,381

		4,986,454

Health Care Equipment & Supplies - 4.6%
Cantel Medical Corp.	17,420	1,197,277
Neogen Corp. (B)	22,180	1,247,625
Vascular Solutions, Inc. (B)	14,269	594,446

		3,039,348

Health Care Providers & Services - 2.8%
Aceto Corp. (A)	45,289	991,376
Providence Service Corp. (A) (B)	19,281	865,332

		1,856,708

Health Care Technology - 2.1%
Medidata Solutions, Inc. (A) (B)	29,599	1,387,305

Hotels, Restaurants & Leisure - 3.8%
Popeyes Louisiana Kitchen, Inc. (A) (B)	21,648	1,182,847
Sonic Corp. (A)	50,342	1,361,751

		2,544,598

Internet Software & Services - 3.4%
LogMeIn, Inc. (A) (B)	18,680	1,184,872
SPS Commerce, Inc. (A) (B)	18,170	1,101,102

		2,285,974

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.0%
Luxoft Holding, Inc., Class A (A) (B)	10,428	$ 542,465
MAXIMUS, Inc., Class A (A)	38,800	2,148,356

		2,690,821

Life Sciences Tools & Services - 6.7%
Cambrex Corp. (A) (B)	37,079	1,918,096
ICON PLC (A) (B)	14,590	1,021,446
PRA Health Sciences, Inc. (B)	35,530	1,483,733

		4,423,275

Oil, Gas & Consumable Fuels - 4.3%
Callon Petroleum Co. (A) (B)	58,309	654,810
Matador Resources Co. (A) (B)	31,040	614,592
Memorial Resource Development Corp. (B)	41,240	654,891
Oasis Petroleum, Inc. (A) (B)	32,710	305,511
PDC Energy, Inc. (A) (B)	10,850	625,069

		2,854,873

Personal Products - 1.2%
Inter Parfums, Inc. (A)	27,150	775,676

Pharmaceuticals - 6.0%
Prestige Brands Holdings, Inc. (A) (B)	36,605	2,027,917
Supernus Pharmaceuticals, Inc. (A) (B)	95,983	1,955,174

		3,983,091

Professional Services - 4.7%
CEB, Inc.	15,604	962,455
WageWorks, Inc. (A) (B)	35,720	2,136,413

		3,098,868

Road & Rail - 2.4%
Knight Transportation, Inc. (A)	38,909	1,034,201
Saia, Inc. (A) (B)	22,710	570,930

		1,605,131

Semiconductors & Semiconductor Equipment - 2.5%
CEVA, Inc. (A) (B)	22,871	621,405
Silicon Laboratories, Inc. (A) (B)	20,960	1,021,590

		1,642,995

Software - 8.9%
BroadSoft, Inc. (A) (B)	19,891	816,128
Callidus Software, Inc. (A) (B)	59,000	1,178,820
Ellie Mae, Inc. (A) (B)	22,250	2,039,212
Pegasystems, Inc. (A)	35,250	949,987
Qualys, Inc. (A) (B)	31,760	946,766

		5,930,913

Specialty Retail - 2.1%
Monro Muffler Brake, Inc. (A)	21,574	1,371,243

Textiles, Apparel & Luxury Goods - 5.1%
G-III Apparel Group, Ltd. (A) (B)	38,330	1,752,448
Steven Madden, Ltd., Class B (A) (B)	47,740	1,631,753

		3,384,201

Total Common Stocks (Cost $57,910,910)		64,672,084

SECURITIES LENDING COLLATERAL - 28.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	19,055,166	19,055,166

Total Securities Lending Collateral (Cost $19,055,166)		19,055,166

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.6%

State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $1,073,113 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $1,095,765.

	$ 1,073,112	$ 1,073,112

Total Repurchase Agreement (Cost $1,073,112)		1,073,112

Total Investments (Cost $78,039,188) (D)		84,800,362
Net Other Assets (Liabilities) - (27.8)%		(18,462,427)

Net Assets - 100.0%		$ 66,337,935

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$64,672,084	$—	$—	$64,672,084
Securities Lending Collateral	19,055,166	—	—	19,055,166
Repurchase Agreement	—	1,073,112	—	1,073,112

Total Investments	$83,727,250	$1,073,112	$—	$84,800,362

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,624,241. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $78,039,188. Aggregate gross unrealized appreciation and depreciation for all securities is $8,176,655 and $1,415,481, respectively. Net unrealized appreciation for tax purposes is $6,761,174.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Argentina - 0.7%
Arcos Dorados Holdings, Inc., Class A (A)	487,900	$ 2,327,283

Australia - 2.7%
Asciano, Ltd.	108,313	718,634
BHP Billiton PLC, ADR	84,700	2,149,686
Challenger, Ltd.	615,639	4,022,111
Sonic Healthcare, Ltd.	164,400	2,666,094

		9,556,525

Brazil - 1.5%
Localiza Rent a Car SA (B)	179,300	1,925,676
Marfrig Global Foods SA (A) (B)	2,060,000	3,604,022

		5,529,698

Canada - 5.3%
Canadian Imperial Bank of Commerce, Class B	17,700	1,329,469
Canadian National Railway Co.	73,300	4,328,385
Fairfax Financial Holdings, Ltd.	7,600	4,093,276
Hudson’s Bay Co. (C)	290,300	3,503,059
Newalta Corp.	178,300	296,718
Suncor Energy, Inc.	201,300	5,584,266

		19,135,173

Chile - 0.7%
Banco Santander Chile, ADR	137,000	2,653,690

China - 3.0%
Fosun International, Ltd.	3,028,536	3,930,597
Minth Group, Ltd.	600,000	1,941,197
PICC Property & Casualty Co., Ltd., Class H	900,000	1,421,321
Shenzhen Expressway Co., Ltd., Class H	2,226,000	2,036,921
Sinotrans, Ltd., Class H	3,050,000	1,361,711

		10,691,747

Czech Republic - 0.5%
Komercni Banka AS	45,000	1,687,233

Denmark - 0.3%
TDC A/S, Class B	188,800	925,209

France - 7.2%
Arkema SA	46,495	3,554,667
Bollore SA (C)	826,900	2,783,772
Engie SA	305,800	4,910,126
Rexel SA	190,024	2,389,056
Sanofi	63,201	5,250,908
Veolia Environnement SA	200,070	4,320,431
Vivendi SA	151,200	2,828,757

		26,037,717

Germany - 6.2%
Allianz SE, Class A	19,302	2,753,573
Bayer AG	8,231	826,679
Deutsche Boerse AG	27,700	2,275,685
Merck KGaA	36,000	3,659,145
METRO AG	100,524	3,091,724
SAP SE	50,900	3,822,851
Siemens AG, Class A	41,787	4,288,230
TUI AG	137,400	1,560,734

		22,278,621

Greece - 0.5%
OPAP SA	263,500	1,836,468

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 5.5%
Cheung Kong Property Holdings, Ltd.	437,000	$ 2,759,071
China Mobile, Ltd.	340,000	3,932,863
China Resources Beer Holdings Co., Ltd.	1,260,000	2,747,517
CK Hutchison Holdings, Ltd.	308,000	3,388,141
First Pacific Co., Ltd.	2,650,000	1,913,613
Guangdong Investment, Ltd.	2,322,000	3,562,775
Noble Group, Ltd. (A) (C)	6,990,500	1,058,564
Shun Tak Holdings, Ltd.	1,526,000	482,748

		19,845,292

India - 1.3%
Cairn India, Ltd.	1,617,457	3,389,542
Hindustan Zinc, Ltd.	500,000	1,344,532

		4,734,074

Indonesia - 0.4%
AKR Corporindo Tbk PT	3,250,000	1,578,141

Ireland - 2.4%
DCC PLC	21,000	1,847,991
Ryanair Holdings PLC, ADR	34,860	2,424,165
Smurfit Kappa Group PLC, Class B	195,215	4,298,313

		8,570,469

Israel - 1.3%
Teva Pharmaceutical Industries, Ltd., ADR (C)	91,700	4,606,091

Italy - 3.3%
Azimut Holding SpA	58,700	957,740
Eni SpA, Class B	324,215	5,222,186
Mediobanca SpA	428,500	2,468,929
Prysmian SpA	147,638	3,240,528

		11,889,383

Japan - 20.1%
Aisin Seiki Co., Ltd.	92,700	3,775,974
Astellas Pharma, Inc.	203,100	3,185,083
Bridgestone Corp.	61,500	1,976,421
Daiwa Securities Group, Inc.	620,000	3,266,389
Electric Power Development Co., Ltd.	62,200	1,449,153
FANUC Corp.	22,500	3,660,148
FUJIFILM Holdings Corp.	124,200	4,819,012
Hitachi, Ltd.	833,800	3,493,501
Japan Airlines Co., Ltd.	99,500	3,201,173
Komatsu, Ltd.	128,900	2,239,208
Kuraray Co., Ltd. (C)	334,700	3,993,464
Mitsubishi Heavy Industries, Ltd.	615,000	2,473,051
MS&AD Insurance Group Holdings, Inc.	168,700	4,371,036
NEC Corp.	1,533,000	3,571,681
Nippon Telegraph & Telephone Corp.	108,400	5,083,405
ORIX Corp.	374,200	4,842,323
Resona Holdings, Inc.	928,400	3,393,221
SoftBank Group Corp.	81,900	4,631,611
Sony Corp.	189,900	5,594,829
Sumitomo Mitsui Financial Group, Inc.	109,500	3,161,817

		72,182,500

Macau - 0.5%
MGM China Holdings, Ltd. (C)	1,359,572	1,771,670

Mexico - 2.0%
Alpek SAB de CV, Class A	1,133,400	1,859,186

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Credito Real SAB de CV SOFOM ENR	808,773	$ 1,548,310
Fomento Economico Mexicano SAB de CV, ADR	20,000	1,849,800
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	51,320	305,828
Grupo Televisa SAB, ADR	68,000	1,770,720

		7,333,844

Netherlands - 3.7%
Boskalis Westminster	63,294	2,159,757
Delta Lloyd NV	296,668	1,042,398
Heineken Holding NV, Class A	40,044	3,244,430
Koninklijke Philips NV	175,571	4,360,529
Steinhoff International Holdings NV	452,600	2,605,892

		13,413,006

Nigeria - 0.4%
Guaranty Trust Bank PLC	16,340,000	1,351,753

Panama - 0.1%
Copa Holdings SA, Class A (C)	8,900	465,114

Republic of Korea - 1.4%
Korean Reinsurance Co.	134,102	1,426,681
SK Telecom Co., Ltd.	18,600	3,494,322

		4,921,003

Russian Federation - 0.9%
Lukoil PJSC, ADR	74,980	3,128,915

Singapore - 1.0%
DBS Group Holdings, Ltd.	317,000	3,737,720

Spain - 1.1%
Aena SA (D)	28,700	3,804,197

Sweden - 3.2%
Investor AB, Class B	164,281	5,519,149
Svenska Cellulosa AB SCA, Class B	75,297	2,419,342
Telefonaktiebolaget LM Ericsson, Class B	458,800	3,524,755

		11,463,246

Switzerland - 4.3%
GAM Holding AG (A)	231,177	2,467,897
Nestle SA	60,764	4,707,892
Novartis AG	55,815	4,606,886
UBS Group AG	291,474	3,782,046

		15,564,721

Taiwan - 2.3%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	176,100	3,189,171
Mega Financial Holding Co., Ltd.	3,200,000	2,420,388
Realtek Semiconductor Corp.	700,000	2,183,212
Yuanta Financial Holding Co., Ltd.	1,865,510	605,762

		8,398,533

Thailand - 0.7%
Thai Union Group PCL, F Shares	4,285,000	2,682,698

Turkey - 0.8%
Tofas Turk Otomobil Fabrikasi AS	331,535	2,726,010

United Kingdom - 9.4%
Aviva PLC	626,375	3,301,801
Barclays PLC	879,600	1,635,955
GKN PLC	971,300	3,511,688
HSBC Holdings PLC (C)	597,200	3,661,305

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC	62,694	$ 3,400,065
Inchcape PLC	272,188	2,288,645
Johnson Matthey PLC	73,224	2,746,428
Kingfisher PLC	781,120	3,354,975
National Grid PLC, Class B	211,784	3,114,352
Sky PLC	324,060	3,682,435
Unilever PLC	68,758	3,294,549

		33,992,198

United States - 1.1%
Flextronics International, Ltd. (A)	348,100	4,107,580

Total Common Stocks (Cost $388,262,037)		344,927,522

PREFERRED STOCKS - 2.9%
Brazil - 0.4%
Itausa - Investimentos Itau SA 4.43% (B) (E)	615,722	1,454,824

Germany - 0.5%
Porsche Automobil Holding SE 2.36% (E)	38,900	1,798,029

Republic of Korea - 2.0%
Hyundai Motor Co. 3.31% (E)	34,900	2,875,553
Samsung Electronics Co., Ltd. 1.76% (E)	4,186	4,318,223

		7,193,776

Total Preferred Stocks (Cost $13,058,585)		10,446,629

RIGHT - 0.1%
Hong Kong - 0.1%
Noble Group, Ltd. (A)	6,990,500	487,747

Total Right (Cost $1,328,513)		487,747

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (E)	14,566,658	14,566,658

Total Securities Lending Collateral (Cost $14,566,658)		14,566,658

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (E), dated 06/30/2016, to be repurchased at $3,020,238 on 07/01/2016. Collateralized by a U.S. Government Obligation, 8.50%, due 2/15/2020, and with a value of $3,081,738.	$ 3,020,235	3,020,235

Total Repurchase Agreement (Cost $3,020,235)		3,020,235

Total Investments (Cost $420,236,028) (F)		373,448,791
Net Other Assets (Liabilities) - (3.7)%		(13,395,143)

Net Assets - 100.0%		$ 360,053,648

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	7.1%	$26,487,375
Pharmaceuticals	5.9	22,134,792
Diversified Financial Services	5.0	18,572,881
Insurance	4.9	18,410,086
Industrial Conglomerates	4.9	18,298,236
Oil, Gas & Consumable Fuels	4.6	17,324,909
Capital Markets	3.6	13,548,763
Technology Hardware, Storage & Peripherals	3.4	12,708,916
Multi-Utilities	3.3	12,344,909
Chemicals	3.3	12,153,745
Wireless Telecommunication Services	3.2	12,058,796
Auto Components	3.0	11,205,280
Food Products	3.0	10,994,612
Machinery	2.2	8,372,407
Media	2.2	8,281,912
Household Durables	2.2	8,200,721
Beverages	2.1	7,841,747
Electronic Equipment, Instruments & Components	2.0	7,601,081
Hotels, Restaurants & Leisure	2.0	7,496,155
Automobiles	2.0	7,399,592
Road & Rail	1.9	6,972,695
Transportation Infrastructure	1.7	6,146,946
Airlines	1.6	6,090,452
Diversified Telecommunication Services	1.6	6,008,614
Trading Companies & Distributors	1.5	5,513,508
Semiconductors & Semiconductor Equipment	1.4	5,372,383
Containers & Packaging	1.2	4,298,313
Air Freight & Logistics	1.1	4,145,483
Software	1.0	3,822,851
Water Utilities	1.0	3,562,775
Communications Equipment	1.0	3,524,755
Multiline Retail	0.9	3,503,059
Metals & Mining	0.9	3,494,218
Tobacco	0.9	3,400,065
Specialty Retail	0.9	3,354,975
Personal Products	0.9	3,294,549
Electrical Equipment	0.9	3,240,528
Food & Staples Retailing	0.8	3,091,724
Real Estate Management & Development	0.7	2,759,071
Health Care Providers & Services	0.7	2,666,094
Household Products	0.7	2,419,342
Distributors	0.6	2,288,645
Construction & Engineering	0.6	2,159,757
Consumer Finance	0.4	1,548,310
Independent Power & Renewable Electricity Producers	0.4	1,449,153
Energy Equipment & Services	0.1	296,718

Investments, at Value	95.3	355,861,898
Short-Term Investments	4.7	17,586,893

Total Investments	100.0%	$373,448,791

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$57,050,410	$287,877,112	$—	$344,927,522
Preferred Stocks	1,454,824	8,991,805	—	10,446,629
Right	—	487,747	—	487,747
Securities Lending Collateral	14,566,658	—	—	14,566,658
Repurchase Agreement	—	3,020,235	—	3,020,235

Total Investments	$73,071,892	$300,376,899	$—	$373,448,791

Transfers (G)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (B)	$—	$5,529,698	$—	$—
Preferred Stocks (B)	—	1,454,824	—	—

Total	$—	$6,984,522	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2015.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,564,877. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of the 144A security is $3,804,197, representing 1.1% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $420,236,028. Aggregate gross unrealized appreciation and depreciation for all securities is $29,283,853 and $76,071,090, respectively. Net unrealized depreciation for tax purposes is $46,787,237.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Assets:
Investments, at value (A) (B)	$520,058,301	$339,108,963	$293,365,581	$1,497,616,074	$759,928,753
Repurchase agreements, at value (C)	374,885,031	4,492,352	—	23,956,669	22,677,282
Cash	—	286,534	—	—	75,220
Cash on deposit with broker	—	—	321,220	—	—
Foreign currency, at value (D)	—	—	730,800	—	—
Receivables:
Investments sold	—	3,969	1,138,543	1,890,756	2,652,248
Interest	109,018	1,395,127	957,796	8,016,744	13,333,482
Net income from securities lending	—	1,387	2,043	18,088	—
Variation margin receivable	—	—	14,473	—	—
Prepaid expenses	3,300	1,215	946	4,369	2,426
OTC swap agreements, at value	—	—	108,360	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	953,141	—	—
Total assets	895,055,650	345,289,547	297,592,903	1,531,502,700	798,669,411

Liabilities:
Due to custodian	—	—	—	12,860,424	—
Cash deposit due to broker	—	—	580,000	—	—
Payables and other liabilities:
Investments purchased	—	4,032,740	1,232,930	6,233,310	2,145,964
When-issued, delayed-delivery, and forward commitment securities purchased	—	—	—	169,737,326	3,568,938
Investment advisory fees	179,432	95,488	71,136	360,509	356,014
Trustees, CCO and deferred compensation fees	1,944	724	527	2,483	1,268
Audit and tax fees	11,943	9,953	13,405	13,813	12,115
Custody and accounting fees	13,973	13,274	37,230	41,823	29,993
Legal fees	12,037	5,723	4,450	21,057	13,869
Printing and shareholder reports fees	4,991	2,167	1,710	8,169	5,278
Other	4,905	2,214	1,701	8,102	5,134
Variation margin payable	—	—	—	353,000	—
Collateral for securities on loan	—	8,377,052	27,618,546	86,070,228	—
Written options and swaptions, at value (E)	—	—	708,372	—	—
OTC swap agreements, at value	—	—	62,139	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,027,051	—	—
Total liabilities	229,225	12,539,335	31,359,197	275,710,244	6,138,573
Net assets	$894,826,425	$332,750,212	$266,233,706	$1,255,792,456	$792,530,838

(A) Investments, at cost	$520,058,301	$340,879,709	$286,321,293	$1,470,226,142	$809,492,715
(B) Securities on loan, at value	$—	$8,201,181	$27,063,104	$84,321,136	$—
(C) Repurchase agreements, at cost	$374,885,031	$4,492,352	$—	$23,956,669	$22,677,282
(D) Foreign currency, at cost	$—	$—	$723,647	$—	$—
(E) Premium received on written options and swaptions	$—	$—	$(1,041,800)	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Assets:
Investments, at value (A) (B)	$165,313,311	$828,841,994	$302,867,505	$892,808,956	$913,011,301
Repurchase agreements, at value (C)	2,241,242	5,419,504	1,979,447	10,038,855	30,157,614
Cash	—	—	—	—	201
Receivables:
Investments sold	422,038	6,564,553	3,765,550	11,551,119	3,744,816
Interest	382,359	5	2	9	25
Dividends	98,062	667,135	388,692	460,524	1,508,934
Tax reclaims	—	—	739	168,998	—
Net income from securities lending	2,413	21,870	6,964	24,902	42,692
Variation margin receivable	11,768	—	—	—	—
Prepaid expenses	500	2,341	979	2,768	2,727
Total assets	168,471,693	841,517,402	309,009,878	915,056,131	948,468,310

Liabilities:
Due to custodian	674,396	—	—	—	—
Payables and other liabilities:
Investments purchased	217,893	2,187,494	1,820,133	7,341,672	2,274,932
When-issued, delayed-delivery, and forward commitment securities purchased	8,346,783	—	—	—	—
Investment advisory fees	56,688	278,749	137,532	437,444	459,543
Trustees, CCO and deferred compensation fees	291	1,758	774	2,186	1,416
Audit and tax fees	9,558	12,490	12,968	13,043	12,068
Custody and accounting fees	30,313	21,367	8,128	24,186	18,303
Legal fees	2,438	14,491	5,390	14,672	13,839
Printing and shareholder reports fees	876	5,584	2,107	5,655	5,694
Other	1,752	5,715	4,187	5,826	5,900
Collateral for securities on loan	9,742,705	87,778,706	29,150,005	55,265,579	101,585,922
Total liabilities	19,083,693	90,306,354	31,141,224	63,110,263	104,377,617
Net assets	$149,388,000	$751,211,048	$277,868,654	$851,945,868	$844,090,693

(A) Investments, at cost	$153,522,333	$817,076,847	$289,845,541	$728,865,598	$807,537,021
(B) Securities on loan, at value	$9,524,432	$85,675,670	$28,489,039	$54,076,009	$99,214,860
(C) Repurchase agreements, at cost	$2,241,242	$5,419,504	$1,979,447	$10,038,855	$30,157,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Assets:
Investments, at value (A) (B)	$102,958,968	$79,149,253	$262,967,518	$83,727,250	$370,428,556
Repurchase agreements, at value (C)	—	414,591	2,625,396	1,073,112	3,020,235
Foreign currency, at value (D)	—	—	—	—	361,851
Receivables:
Investments sold	2,228,701	1,229,125	1,509,998	879,962	533,551
Interest	—	—	2	1	2
Dividends	41,882	107,944	427,589	23,171	640,469
Tax reclaims	—	—	—	—	841,355
Net income from securities lending	3,633	6,589	10,233	4,810	15,209
Prepaid expenses	286	200	652	205	1,146
Total assets	105,233,470	80,907,702	267,541,388	85,708,511	375,842,374

Liabilities:
Due to custodian	1,036,516	—	—	—	—
Payables and other liabilities:
Investments purchased	—	297,934	1,780,433	253,303	910,985
Investment advisory fees	57,633	42,097	149,501	44,885	222,294
Trustees, CCO and deferred compensation fees	208	121	422	130	852
Audit and tax fees	11,936	11,928	12,012	11,926	20,048
Custody and accounting fees	2,992	8,830	11,268	3,119	53,028
Legal fees	2,106	851	4,742	1,087	7,780
Printing and shareholder reports fees	782	454	1,846	395	3,127
Other	1,116	1,023	2,608	565	3,954
Collateral for securities on loan	6,606,709	15,660,316	39,688,822	19,055,166	14,566,658
Total liabilities	7,719,998	16,023,554	41,651,654	19,370,576	15,788,726
Net assets	$97,513,472	$64,884,148	$225,889,734	$66,337,935	$360,053,648

(A) Investments, at cost	$99,494,211	$76,244,257	$258,197,808	$76,966,076	$417,215,793
(B) Securities on loan, at value	$6,458,330	$15,284,664	$38,705,043	$18,624,241	$13,564,877
(C) Repurchase agreements, at cost	$—	$414,591	$2,625,396	$1,073,112	$3,020,235
(D) Foreign currency, at cost	$—	$—	$—	$—	$396,021

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Investment Income:
Dividend income	$—	$—	$—	$75,042	$237,401
Interest income	2,025,572	3,356,487	1,744,788	18,192,482	25,740,751
Net income (loss) from securities lending	—	13,222	10,644	67,739	—
Withholding taxes on foreign income	—	(5)	—	—	—
Total investment income	2,025,572	3,369,704	1,755,432	18,335,263	25,978,152

Expenses:
Investment advisory fees	1,086,089	593,157	464,092	2,194,810	2,075,031
Trustees, CCO and deferred compensation fees	7,274	2,977	2,358	11,096	6,725
Audit and tax fees	9,797	11,736	11,137	16,566	13,787
Custody and accounting fees	69,860	22,649	89,843	66,522	42,431
Legal fees	15,123	6,545	5,052	23,953	14,926
Printing and shareholder reports fees	1,327	573	450	2,138	1,377
Other	6,141	2,640	2,243	10,045	5,930
Total expenses before waiver and/or reimbursement	1,195,611	640,277	575,175	2,325,130	2,160,207
Expenses waived and/or reimbursed	—	—	(44,550)	—	—
Net expenses	1,195,611	640,277	530,625	2,325,130	2,160,207
Net investment income (loss)	829,961	2,729,427	1,224,807	16,010,133	23,817,945

Net realized gain (loss) on:
Investments	24,824	(522,620)	(303,650)	7,107,857	(9,996,772)
Written options and swaptions	—	—	664,344	—	—
Swap agreements	—	—	(829,960)	—	—
Futures contracts	—	—	(393,516)	—	—
Foreign currency transactions	—	—	(292,546)	—	—
Net realized gain (loss)	24,824	(522,620)	(1,155,328)	7,107,857	(9,996,772)

Net change in unrealized appreciation (depreciation) on:
Investments	—	2,768,072	14,624,024	41,265,254	39,738,615
Written options and swaptions	—	—	(170,951)	—	—
Swap agreements	—	—	(44,196)	—	—
Futures contracts	—	—	(446,560)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	276,846	—	—
Net change in unrealized appreciation (depreciation)	—	2,768,072	14,239,163	41,265,254	39,738,615
Net realized and change in unrealized gain (loss)	24,824	2,245,452	13,083,835	48,373,111	29,741,843
Net increase (decrease) in net assets resulting from operations	$854,785	$4,974,879	$14,308,642	$64,383,244	$53,559,788

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Investment Income:
Dividend income	$881,652	$10,469,661	$4,100,827	$4,257,104	$8,300,367
Interest income	791,929	1,031	396	843	5,657
Net income (loss) from securities lending	10,756	345,655	37,039	225,472	284,564
Withholding taxes on foreign income	(7,436)	—	(386)	(42,369)	(69,963)
Total investment income	1,676,901	10,816,347	4,137,876	4,441,050	8,520,625

Expenses:
Investment advisory fees	329,602	1,696,153	873,278	2,635,251	2,721,577
Trustees, CCO and deferred compensation fees	1,302	6,973	2,732	7,555	7,308
Audit and tax fees	12,338	10,328	10,797	10,908	9,875
Custody and accounting fees	34,526	40,103	19,184	53,333	43,708
Legal fees	2,814	15,720	6,042	16,808	16,781
Printing and shareholder reports fees	237	1,441	542	1,478	1,467
Other	1,121	6,261	2,421	6,749	6,115
Total expenses before waiver and/or reimbursement	381,940	1,776,979	914,996	2,732,082	2,806,831
Expenses waived and/or reimbursed	(15,715)	—	—	—	—
Net expenses	366,225	1,776,979	914,996	2,732,082	2,806,831
Net investment income (loss)	1,310,676	9,039,368	3,222,880	1,708,968	5,713,794

Net realized gain (loss) on:
Investments	1,332,012	(10,325,220)	500,174	20,653,597	21,457,406
Futures contracts	(6,771)	—	—	—	—
Foreign currency transactions	1	—	—	26	(101)
Net realized gain (loss)	1,325,242	(10,325,220)	500,174	20,653,623	21,457,305

Net change in unrealized appreciation (depreciation) on:
Investments	2,409,459	(34,319,166)	(11,543,732)	(49,455,941)	32,294,681
Futures contracts	4,280	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(5)	—	49	4,020	—
Net change in unrealized appreciation (depreciation)	2,413,734	(34,319,166)	(11,543,683)	(49,451,921)	32,294,681
Net realized and change in unrealized gain (loss)	3,738,976	(44,644,386)	(11,043,509)	(28,798,298)	53,751,986
Net increase (decrease) in net assets resulting from operations	$5,049,652	$(35,605,018)	$(7,820,629)	$(27,089,330)	$59,465,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Investment Income:
Dividend income	$359,368	$598,475	$2,332,325	$150,925	$8,365,544
Interest income	43	194	382	281	6,636
Net income (loss) from securities lending	17,792	35,640	48,644	27,409	223,700
Withholding taxes on foreign income	(3,409)	(432)	(237)	—	(877,058)
Total investment income	373,794	633,877	2,381,114	178,615	7,718,822

Expenses:
Investment advisory fees	351,326	261,436	887,341	262,219	1,378,367
Trustees, CCO and deferred compensation fees	905	582	2,044	557	3,480
Audit and tax fees	9,754	9,748	9,823	9,748	12,970
Custody and accounting fees	9,531	12,957	23,302	10,073	133,963
Legal fees	2,167	1,523	4,809	1,236	8,069
Printing and shareholder reports fees	196	119	469	105	792
Other	855	529	1,891	496	9,723
Total expenses before waiver and/or reimbursement	374,734	286,894	929,679	284,434	1,547,364
Expenses waived and/or reimbursed	(8,771)	(15,894)	—	(3,485)	—
Net expenses	365,963	271,000	929,679	280,949	1,547,364
Net investment income (loss)	7,831	362,877	1,451,435	(102,334)	6,171,458

Net realized gain (loss) on:
Investments	(4,043,634)	(1,427,693)	(8,255,528)	5,370,686	(8,818,063)
Foreign currency transactions	—	—	—	—	(7,755)
Net realized gain (loss)	(4,043,634)	(1,427,693)	(8,255,528)	5,370,686	(8,825,818)

Net change in unrealized appreciation (depreciation) on:
Investments	3,094,873	1,635,901	16,124,104	(1,746,689)	(11,531,253)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	(32,601)
Net change in unrealized appreciation (depreciation)	3,094,873	1,635,901	16,124,104	(1,746,689)	(11,563,854)
Net realized and change in unrealized gain (loss)	(948,761)	208,208	7,868,576	3,623,997	(20,389,672)
Net increase (decrease) in net assets resulting from operations	$(940,930)	$571,085	$9,320,011	$3,521,663	$(14,218,214)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$829,961	$122,920	$2,729,427	$4,722,092	$1,224,807	$590,888
Net realized gain (loss)	24,824	3,909	(522,620)	(836,409)	(1,155,328)	(836,980)
Net change in unrealized appreciation (depreciation)	—	—	2,768,072	(1,252,420)	14,239,163	(5,260,333)
Net increase (decrease) in net assets resulting from operations	854,785	126,829	4,974,879	2,633,263	14,308,642	(5,506,425)

From transactions in investors’ beneficial interests:
Contributions	271,059,563	681,666,419	64,247,229	178,165,153	9,559,722	41,488,372
Withdrawals	(250,144,659)	(671,104,556)	(86,981,566)	(201,443,124)	(25,740,072)	(50,802,329)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	20,914,904	10,561,863	(22,734,337)	(23,277,971)	(16,180,350)	(9,313,957)
Net increase (decrease) in net assets	21,769,689	10,688,692	(17,759,458)	(20,644,708)	(1,871,708)	(14,820,382)

Net assets:
Beginning of period/year	873,056,736	862,368,044	350,509,670	371,154,378	268,105,414	282,925,796
End of period/year	$894,826,425	$873,056,736	$332,750,212	$350,509,670	$266,233,706	$268,105,414

	Core Bond		High Yield Bond		Balanced
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$16,010,133	$30,744,309	$23,817,945	$48,392,946	$1,310,676	$2,541,177
Net realized gain (loss)	7,107,857	2,912,066	(9,996,772)	(13,293,618)	1,325,242	7,637,138
Net change in unrealized appreciation (depreciation)	41,265,254	(26,836,815)	39,738,615	(67,991,992)	2,413,734	(9,520,478)
Net increase (decrease) in net assets resulting from operations	64,383,244	6,819,560	53,559,788	(32,892,664)	5,049,652	657,837

From transactions in investors’ beneficial interests:
Contributions	80,201,771	206,524,514	36,955,158	88,025,013	5,263,482	31,301,309
Withdrawals	(171,740,728)	(284,871,593)	(46,970,987)	(182,920,525)	(12,517,637)	(27,931,083)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(91,538,957)	(78,347,079)	(10,015,829)	(94,895,512)	(7,254,155)	3,370,226
Net increase (decrease) in net assets	(27,155,713)	(71,527,519)	43,543,959	(127,788,176)	(2,204,503)	4,028,063

Net assets:
Beginning of period/year	1,282,948,169	1,354,475,688	748,986,879	876,775,055	151,592,503	147,564,440
End of period/year	$1,255,792,456	$1,282,948,169	$792,530,838	$748,986,879	$149,388,000	$151,592,503

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Value		Large Core		Large Growth
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$9,039,368	$13,256,969	$3,222,880	$4,376,578	$1,708,968	$3,158,645
Net realized gain (loss)	(10,325,220)	88,003,967	500,174	37,746,692	20,653,623	57,294,575
Net change in unrealized appreciation (depreciation)	(34,319,166)	(103,060,022)	(11,543,683)	(44,445,300)	(49,451,921)	22,395,409
Net increase (decrease) in net assets resulting from operations	(35,605,018)	(1,799,086)	(7,820,629)	(2,322,030)	(27,089,330)	82,848,629

From transactions in investors’ beneficial interests:
Contributions	22,808,991	75,369,693	9,623,752	30,264,680	21,398,968	75,723,926
Withdrawals	(62,415,007)	(167,401,036)	(47,303,677)	(51,955,709)	(67,821,375)	(159,696,818)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(39,606,016)	(92,031,343)	(37,679,925)	(21,691,029)	(46,422,407)	(83,972,892)
Net increase (decrease) in net assets	(75,211,034)	(93,830,429)	(45,500,554)	(24,013,059)	(73,511,737)	(1,124,263)

Net assets:
Beginning of period/year	826,422,082	920,252,511	323,369,208	347,382,267	925,457,605	926,581,868
End of period/year	$751,211,048	$826,422,082	$277,868,654	$323,369,208	$851,945,868	$925,457,605

	Mid Value		Mid Growth		Small Value
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$5,713,794	$11,079,019	$7,831	$(147,804)	$362,877	$738,234
Net realized gain (loss)	21,457,305	60,079,786	(4,043,634)	18,401,108	(1,427,693)	16,642,277
Net change in unrealized appreciation (depreciation)	32,294,681	(73,933,778)	3,094,873	(18,808,529)	1,635,901	(21,880,090)
Net increase (decrease) in net assets resulting from operations	59,465,780	(2,774,973)	(940,930)	(555,225)	571,085	(4,499,579)
From transactions in investors’ beneficial interests:
Contributions	68,314,848	78,244,993	3,445,872	16,866,894	2,154,286	7,541,849
Withdrawals	(85,543,627)	(142,550,405)	(12,736,137)	(34,696,316)	(5,662,661)	(11,813,901)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(17,228,779)	(64,305,412)	(9,290,265)	(17,829,422)	(3,508,375)	(4,272,052)
Net increase (decrease) in net assets	42,237,001	(67,080,385)	(10,231,195)	(18,384,647)	(2,937,290)	(8,771,631)

Net assets:
Beginning of period/year	801,853,692	868,934,077	107,744,667	126,129,314	67,821,438	76,593,069
End of period/year	$844,090,693	$801,853,692	$97,513,472	$107,744,667	$64,884,148	$67,821,438

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Small Core		Small Growth		International Equity
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,451,435	$2,973,127	$(102,334)	$10,467	$6,171,458	$10,541,686
Net realized gain (loss)	(8,255,528)	2,718,783	5,370,686	3,668,577	(8,825,818)	(11,755,775)
Net change in unrealized appreciation (depreciation)	16,124,104	(31,373,612)	(1,746,689)	(1,411,721)	(11,563,854)	(5,916,289)
Net increase (decrease) in net assets resulting from operations	9,320,011	(25,681,702)	3,521,663	2,267,323	(14,218,214)	(7,130,378)

From transactions in investors’ beneficial interests:
Contributions	5,013,309	25,637,900	2,309,536	10,940,976	16,070,191	58,103,998
Withdrawals	(20,062,353)	(74,628,736)	(6,435,419)	(12,727,271)	(46,073,976)	(145,878,162)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(15,049,044)	(48,990,836)	(4,125,883)	(1,786,295)	(30,003,785)	(87,774,164)
Net increase (decrease) in net assets	(5,729,033)	(74,672,538)	(604,220)	481,028	(44,221,999)	(94,904,542)

Net assets:
Beginning of period/year	231,618,767	306,291,305	66,942,155	66,461,127	404,275,647	499,180,189
End of period/year	$225,889,734	$231,618,767	$66,337,935	$66,942,155	$360,053,648	$404,275,647

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For the period and years ended:

	Money Market
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	0.10	%(B)	0.01%	(0.05)%	(0.07)%	(0.11)%	(0.04)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$894,826		$873,057	$862,368	$986,862	$948,358	$995,629
Expenses to average net assets	0.28	%(C)	0.28%	0.28%	0.29%	0.28%	0.28%
Net investment income (loss) to average net assets	0.19	%(C)	0.01%	(0.05)%	(0.07)%	(0.11)%	(0.04)%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	High Quality Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	1.47	%(B)	0.69%	0.81%	0.41%	2.95%	2.16%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$332,750		$350,510	$371,154	$399,858	$386,046	$458,228
Expenses to average net assets	0.38	%(C)	0.38%	0.38%	0.39%	0.38%	0.38%
Net investment income (loss) to average net assets	1.61	%(C)	1.29%	1.47%	1.81%	2.10%	2.43%
Portfolio turnover rate	51	%(B)	70%	92%	77%	68%	84%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Inflation-Protected Securities
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	6.74	%(B)	(1.94)%	3.00%	(8.26)%	7.06%	12.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$266,234		$268,105	$282,926	$274,788	$341,136	$358,544
Expenses to average net assets
Excluding waiver and/or reimbursement	0.43	%(C)	0.43%	0.42%	0.41%	0.40%	0.40%
Including waiver and/or reimbursement	0.40	%(C)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss) to average net assets	0.92	%(C)	0.21%	1.17%	0.48%	1.43%	3.30%
Portfolio turnover rate	38	%(B)	54%	81%	99%	103%	134%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Core Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	5.08	%(B)	0.46%	6.32%	(0.96)%	8.28%	6.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,255,792		$1,282,948	$1,354,476	$1,336,211	$1,470,033	$1,588,591
Expenses to average net assets	0.37	%(C)	0.37%	0.38%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	2.55	%(C)	2.27%	2.58%	2.64%	3.03%	3.54%
Portfolio turnover rate	19	%(B)	46%	184%	200%	297%	406%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	High Yield Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Total return (A)	8.11	%(B)	(4.13)%	3.16%		7.48%		15.14%		4.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$792,531		$748,987	$876,775		$856,906		$819,993		$729,276
Expenses to average net assets	0.57	%(C)	0.58%	0.58	%(D)	0.59	%(D)	0.59	%(D)	0.59	%(D)
Net investment income (loss) to average net assets	6.31	%(C)	5.72%	5.87	%(E)	6.37	%(E)	7.23	%(E)	8.04	%(E)
Portfolio turnover rate	19	%(B)	44%	97	%(F)	51	%(F)	102	%(F)	81	%(F)

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(F)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

	Balanced
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	3.72	%(B)	0.57%	10.99%	18.33%	13.47%	3.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$149,388		$151,593	$147,564	$123,270	$109,602	$104,111
Expenses to average net assets
Excluding waiver and/or reimbursement	0.52	%(C)	0.54%	0.58%	0.63%	0.61%	0.62%
Including waiver and/or reimbursement	0.50	%(C)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	1.79	%(C)	1.60%	1.69%	1.44%	1.82%	2.26%
Portfolio turnover rate	15	%(B)	50%	92%	123%	150%	245%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Large Value
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Total return (A)	(4.22	)%(B)	(0.36)%		9.82%		38.08%		17.39%		2.32%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$751,211		$826,422		$920,253		$924,277		$785,039		$877,766
Expenses to average net assets	0.47	%(C)	0.47	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)	0.47	%(D)
Net investment income (loss) to average net assets	2.40	%(C)	1.48	%(E)	1.24	%(E)	1.69	%(E)	2.08	%(E) (F)	1.70	%(E)
Portfolio turnover rate	24	%(B)	65	%(G)	69	%(G)	99	%(G)	48	%(G)	55	%(G)

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(F)	Includes litigation proceeds received during the year that represented 0.15%.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

	Large Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	(4.56	)%(B)	(0.78)%	15.16%	37.28%	17.30%	3.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$277,869		$323,369	$347,382	$309,735	$244,984	$235,204
Expenses to average net assets	0.63	%(C)	0.63%	0.63%	0.64%	0.64%	0.63%
Net investment income (loss) to average net assets	2.21	%(C)	1.27%	1.02%	1.41%	1.68%	1.37%
Portfolio turnover rate	24	%(B)	64%	70%	116%	54%	63%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	Large Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	(3.55	)%(B)	9.17%	10.75%	35.32%	14.91%	(1.78)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$851,946		$925,458	$926,582	$942,018	$825,014	$1,016,307
Expenses to average net assets (C)
Excluding waiver and/or reimbursement	0.64	%(D)	0.64%	0.65%	0.66%	0.66%	0.65%
Including waiver and/or reimbursement	0.64	%(D)	0.64%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets (E)	0.40	%(D)	0.33%	0.42%	0.57%	0.75%	0.34%
Portfolio turnover rate	14	%(B)	33%	73%	49%	53%	53%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(D)	Annualized.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.

	Mid Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	7.71	%(B)	(0.46)%	12.97%	32.99%	19.50%	(2.19)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$844,091		$801,854	$868,934	$975,081	$777,964	$748,835
Expenses to average net assets
Excluding waiver and/or reimbursement	0.69	%(C)	0.69%	0.70%	0.70%	0.70%	0.70%
Including waiver and/or reimbursement	0.69	%(C)	0.69%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss) to average net assets	1.41	%(C)	1.28%	1.32%	0.93%	1.36%	1.08%
Portfolio turnover rate	24	%(B)	37%	92%	53%	71%	69%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Mid Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011
Total return (A)	(0.47	)%(B)	(1.37)%	8.04%	30.35%		13.93%	(6.90)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$97,513		$107,745	$126,129	$150,143		$164,933	$206,602
Expenses to average net assets
Excluding waiver and/or reimbursement	0.77	%(C)	0.76%	0.76%	0.77%		0.76%	0.75%
Including waiver and/or reimbursement	0.75	%(C)	0.75%	0.75%	0.75%		0.75%	0.75%
Net investment income (loss) to average net assets	0.02	%(C)	(0.12)%	0.60%	(0.00	)%(D)	0.10%	(0.33)%
Portfolio turnover rate	27	%(B)	70%	60%	234%		178%	135%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Rounds to less than 0.01% or (0.01)%.

	Small Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	0.34	%(B)	(6.12)%	7.38%	34.10%	16.11%	1.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,884		$67,821	$76,593	$82,298	$70,183	$103,958
Expenses to average net assets
Excluding waiver and/or reimbursement	0.90	%(C)	0.90%	0.88%	0.88%	0.88%	0.87%
Including waiver and/or reimbursement	0.85	%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets	1.14	%(C)	0.97%	0.99%	0.57%	1.41%	0.63%
Portfolio turnover rate	42	%(B)	133%	18%	16%	15%	16%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	Small Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	3.63	%(B)	(9.47)%	4.21%	33.62%	15.04%	(2.19)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$225,890		$231,619	$306,291	$334,182	$296,936	$296,060
Expenses to average net assets	0.84	%(C)	0.84%	0.83%	0.84%	0.84%	0.84%
Net investment income (loss) to average net assets	1.31	%(C)	1.08%	1.05%	0.74%	1.07%	0.32%
Portfolio turnover rate	72	%(B)	132%	148%	195%	59%	59%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Small Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	5.98	%(B)	3.55%	3.13%	37.97%	1.30%	(6.45)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,338		$66,942	$66,461	$73,064	$58,300	$108,124
Expenses to average net assets
Excluding waiver and/or reimbursement	0.91	%(C)	0.91%	0.91%	0.93%	0.94%	0.94%
Including waiver and/or reimbursement	0.90	%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	(0.33	)%(C)	0.01%	(0.37)%	(0.46)%	(0.20)%	(0.37)%
Portfolio turnover rate	50	%(B)	53%	78%	72%	209%	120%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	International Equity
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	(3.66	)%(B)	(2.47)%	(7.74)%	13.92%	17.35%	(13.51)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$360,054		$404,276	$499,180	$612,105	$614,432	$680,170
Expenses to average net assets	0.83	%(C)	0.82%	0.83%	0.85%	0.82%	0.82%
Net investment income (loss) to average net assets	3.31	%(C)	2.32%	2.80%	1.31%	1.65%	1.70%
Portfolio turnover rate	13	%(B)	23%	28%	116%	23%	24%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Government Money Market Portfolio (“Money Market”) (A)
Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”)
Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”)
Transamerica Partners Core Bond Portfolio (“Core Bond”)
Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”)
Transamerica Partners Balanced Portfolio (“Balanced”)
Transamerica Partners Large Value Portfolio (“Large Value”)
Transamerica Partners Large Core Portfolio (“Large Core”)
Transamerica Partners Large Growth Portfolio (“Large Growth”)
Transamerica Partners Mid Value Portfolio (“Mid Value”)
Transamerica Partners Mid Growth Portfolio (“Mid Growth”)
Transamerica Partners Small Value Portfolio (“Small Value”)
Transamerica Partners Small Core Portfolio (“Small Core”)
Transamerica Partners Small Growth Portfolio (“Small Growth”)
Transamerica Partners International Equity Portfolio (“International Equity”)

(A)	Formerly, Transamerica Partners Money Market Portfolio. The Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios. TAM provides continuous and regular investment management services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolios’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign taxes: The Portfolios may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolios may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolios may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolios with broker/dealers with which other Funds or Portfolios advised by TAM have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolios. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other Funds or Portfolios advised by TAM, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statements of Operations. For the period ended June 30, 2016, commissions recaptured are listed below. Portfolios not listed in the below table do not have any commissions recaptured during the period ended June 30, 2016.

Portfolio	Commissions Recaptured
Large Growth	$10,350
Mid Value	19,158
Small Growth	5,813
International Equity	8,624

Indemnification: In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at June 30, 2016, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolios, with the exception of Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

The Portfolios held no unsecured loan participations at June 30, 2016. Open secured loan participations and assignments at June 30, 2016, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Net unrealized appreciation (depreciation) on investments to Interest receivable in the Statements of Assets and Liabilities.

PIKs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment purchased or sold in the Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statements of Operations with a corresponding adjustment to cost.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolios seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately in the Statements of Operations. Net income from securities lending in the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Partners High Quality Bond Portfolio
Securities Lending Transactions
Asset-Backed Securities	$2,043,646	$—	$—	$—	$2,043,646
Corporate Debt Securities	6,331,346	—	—	—	6,331,346
U.S. Government Obligations	2,060	—	—	—	2,060
Total Securities Lending Transactions	$8,377,052	$—	$—	$—	$8,377,052
Total Borrowings	$8,377,052	$—	$—	$—	$8,377,052
Gross amount of recognized liabilities for securities lending transactions					$8,377,052

Transamerica Partners Inflation-Protected Securities Portfolio
Securities Lending Transactions
U.S. Government Obligations	$27,618,546	$—	$—	$—	$27,618,546
Total Borrowings	$27,618,546	$—	$—	$—	$27,618,546
Gross amount of recognized liabilities for securities lending transactions					$27,618,546

Transamerica Partners Core Bond Portfolio
Securities Lending Transactions
Corporate Debt Securities	$30,865,339	$—	$—	$—	$30,865,339
Foreign Government Obligations	4,310,940	—	—	—	4,310,940
U.S. Government Obligations	48,443,907	—	—	—	48,443,907
Preferred Stocks	688,632	—	—	—	688,632
Short-Term U.S. Government Obligations	1,761,410	—	—	—	1,761,410
Total Securities Lending Transactions	$86,070,228	$—	$—	$—	$86,070,228
Total Borrowings	$86,070,228	$—	$—	$—	$86,070,228
Gross amount of recognized liabilities for securities lending transactions					$86,070,228

Transamerica Partners Balanced Portfolio
Securities Lending Transactions
Common Stocks	$8,010,580	$—	$—	$—	$8,010,580
Preferred Stocks	67,968	—	—	—	67,968
Corporate Debt Securities	613,545	—	—	—	613,545
Foreign Government Obligations	139,253	—	—	—	139,253
U.S. Government Obligations	20,730	—	—	—	20,730
Short-Term U.S. Government Obligations	890,629	—	—	—	890,629
Total Securities Lending Transactions	$9,742,705	$—	$—	$—	$9,742,705
Total Borrowings	$9,742,705	$—	$—	$—	$9,742,705
Gross amount of recognized liabilities for securities lending transactions					$9,742,705

Transamerica Partners Large Value Portfolio
Securities Lending Transactions
Common Stocks	$87,778,706	$—	$—	$—	$87,778,706
Total Borrowings	$87,778,706	$—	$—	$—	$87,778,706
Gross amount of recognized liabilities for securities lending transactions					$87,778,706

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Partners Large Core Portfolio
Securities Lending Transactions
Common Stocks	$29,150,005	$—	$—	$—	$29,150,005
Total Borrowings	$29,150,005	$—	$—	$—	$29,150,005
Gross amount of recognized liabilities for securities lending transactions					$29,150,005

Transamerica Partners Large Growth Portfolio
Securities Lending Transactions
Common Stocks	$55,265,579	$—	$—	$—	$55,265,579
Total Borrowings	$55,265,579	$—	$—	$—	$55,265,579
Gross amount of recognized liabilities for securities lending transactions					$55,265,579

Transamerica Partners Mid Value Portfolio
Securities Lending Transactions
Common Stocks	$101,585,922	$—	$—	$—	$101,585,922
Total Borrowings	$101,585,922	$—	$—	$—	$101,585,922
Gross amount of recognized liabilities for securities lending transactions					$101,585,922

Transamerica Partners Mid Growth Portfolio
Securities Lending Transactions
Common Stocks	$6,606,709	$—	$—	$—	$6,606,709
Total Borrowings	$6,606,709	$—	$—	$—	$6,606,709
Gross amount of recognized liabilities for securities lending transactions					$6,606,709

Transamerica Partners Small Value Portfolio
Securities Lending Transactions
Common Stocks	$15,660,316	$—	$—	$—	$15,660,316
Total Borrowings	$15,660,316	$—	$—	$—	$15,660,316
Gross amount of recognized liabilities for securities lending transactions					$15,660,316

Transamerica Partners Small Core Portfolio
Securities Lending Transactions
Common Stocks	$39,688,822	$—	$—	$—	$39,688,822
Total Borrowings	$39,688,822	$—	$—	$—	$39,688,822
Gross amount of recognized liabilities for securities lending transactions					$39,688,822

Transamerica Partners Small Growth Portfolio
Securities Lending Transactions
Common Stocks	$19,055,166	$—	$—	$—	$19,055,166
Total Borrowings	$19,055,166	$—	$—	$—	$19,055,166
Gross amount of recognized liabilities for securities lending transactions					$19,055,166

Transamerica Partners International Equity Portfolio
Securities Lending Transactions
Common Stocks	$14,566,658	$—	$—	$—	$14,566,658
Total Borrowings	$14,566,658	$—	$—	$—	$14,566,658
Gross amount of recognized liabilities for securities lending transactions					$14,566,658

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Inflation-capped options: The Portfolios may purchase or write inflation-capped options. Purchasing or writing inflation-capped options gives the Portfolios the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolios from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of June 30, 2016, transactions in written options are as follows:

	Call Options		Put Options
Inflation-Protected Securities	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$—	—	$—	—
Options written	72,649	515	80,785	646
Options closed	(25,838)	(83)	(25,195)	(81)
Options expired	(46,811)	(432)	—	—
Options exercised	—	—	—	—
Balance at June 30, 2016	$—	—	$55,590	565

As of June 30, 2016, transactions in written foreign exchange options, inflation-capped options, and swaptions are as follows:

	Call Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$724,955	AUD	—	CHF	2,950,000	EUR	3,545,000	GBP	1,820,000	NZD	4,105,000	USD	53,140,000
Options written	757,159		17,895,000		—		14,690,000		5,005,000		7,860,000		64,120,000
Options closed	(424,499)		(14,270,000)		—		(4,895,000)		(3,640,000)		—		(29,270,000)
Options expired	(348,810)		(3,625,000)		(2,950,000)		(9,890,000)		(3,185,000)		(11,965,000)		(17,530,000)
Options exercised	(249,296)		—		—		—		—		—		(33,120,000)
Balance at June 30, 2016	$459,509	AUD	—	CHF	—	EUR	3,450,000	GBP	—	NZD	—	USD	37,340,000

	Put Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$681,358	AUD	—	CAD	21,675,000	EUR	5,675,000	GBP	—	NZD	—	USD	20,020,000
Options written	1,025,204		3,625,000		13,995,000		15,315,000		16,840,000		3,930,000		51,275,000
Options closed	(561,221)		(3,625,000)		(7,225,000)		—		(8,300,000)		—		(15,895,000)
Options expired	(371,502)		—		(28,445,000)		(2,475,000)		(4,550,000)		(3,930,000)		(2,725,000)
Options exercised	(247,138)		—		—		—		—		—		(21,610,000)
Balance at June 30, 2016	$526,701	AUD	—	CAD	—	EUR	18,515,000	GBP	3,990,000	NZD	—	USD	31,065,000

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of Net realized gain (loss) in the Statements of Operations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

Open OTC swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statements of Assets and Liabilities.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Schedule of Investments.

The following is a summary of the location and each Portfolio’s fair values of derivative investments disclosed, if any, in the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016. Portfolios not listed in the subsequent tables do not have any derivative investments during the period ended June 30, 2016.

Asset Derivatives
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (A) (B)	$814,554	$686,916	$—	$—	$—	$1,501,470
OTC swap agreements, at value	108,360	—	—	—	—	108,360
Net unrealized appreciation on futures contracts (B) (C)	281,674	—	—	—	—	281,674
Unrealized appreciation on forward foreign currency contracts	—	953,141	—	—	—	953,141
Total	$1,204,588	$1,640,057	$—	$—	$—	$2,844,645

Balanced
Net unrealized appreciation on futures contracts (B) (C)	$—	$—	$13,248	$—	$—	$13,248
Total	$—	$—	$13,248	$—	$—	$13,248

Liability Derivatives
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Written options and swaptions, at value (B)	$(171,656)	$(536,716)	$—	$—	$—	$(708,372)
Centrally cleared swap agreements, at value (B) (D)	(402,563)	—	—	—	—	(402,563)
OTC swap agreements, at value	(62,139)	—	—	—	—	(62,139)
Net unrealized depreciation on futures contracts (B) (C)	(706,128)	—	—	—	—	(706,128)
Unrealized depreciation on forward foreign currency contracts	—	(1,027,051)	—	—	—	(1,027,051)
Total	$(1,342,486)	$(1,563,767)	$—	$—	$—	$(2,906,253)

(A)	Included within Investments, at value on the Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(D)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statements of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (A)	$(660,751)	$(789,440)	$—	$—	$—	$(1,450,191)
Written options and swaptions	96,281	568,063	—	—	—	664,344
Swap agreements	(829,960)	—	—	—	—	(829,960)
Futures contracts	(393,516)	—	—	—	—	(393,516)
Forward foreign currency contracts (B)	—	(851,774)	—	—	—	(851,774)
Total	$(1,787,946)	$(1,073,151)	$—	$—	$—	$(2,861,097)

Balanced
Futures contracts	$—	$—	$(6,771)	$—	$—	$(6,771)
Total	$—	$—	$(6,771)	$—	$—	$(6,771)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (C)	$1,106	$(47,231)	$—	$—	$—	$(46,125)
Written options and swaptions	(49,628)	(121,323)	—	—	—	(170,951)
Swap agreements	(44,196)	—	—	—	—	(44,196)
Futures contracts	(446,560)	—	—	—	—	(446,560)
Forward foreign currency contracts (D)	—	273,006	—	—	—	273,006
Total	$(539,278)	$104,452	$—	$—	$—	$(434,826)

Balanced
Futures contracts	$—	$—	$4,280	$—	$—	$4,280
Total	$—	$—	$4,280	$—	$—	$4,280

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statements of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statements of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statements of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

	Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Portfolio	Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
Inflation- Protected Securities	$ 658,457	$ 938,610	$(518,615)	$(603,362)	$ 28,253,329	30,357,143	(298,200,000)	$ 14,223,468	$ 29,013,570	$ 13,228,761
Balanced	—	—	—	—	—	507	—	—	—	—

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain OTC derivative financial

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolios and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolios exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolios’ net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolios may be required to post collateral on derivatives if the Portfolios are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolios fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolios’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolios as of June 30, 2016. For financial reporting purposes, the Portfolios do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Portfolios not listed in the subsequent tables do not have any master netting agreements for open derivative positions.

	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Inflation-Protected Securities
Bank of America, N.A.	$9,662	$(9,662)	$—	$—	$264,288	$(9,662)	$—	$254,626
Barclays Bank PLC	569,918	(409,496)	—	160,422	409,496	(409,496)	—	—
BNP Paribas	199,564	(76,151)	—	123,413	76,151	(76,151)	—	—
Citibank N.A.	41,540	(41,540)	—	—	66,213	(41,540)	—	24,673
Commonwealth Bank of Australia	9,696	—	—	9,696	—	—	—	—
Deutsche Bank AG	1,190,347	(539,523)	(580,000)	70,824	539,523	(539,523)	—	—
Goldman Sachs Bank	70,253	(50,413)	—	19,840	50,413	(50,413)	—	—
HSBC Bank USA	109,349	(86,422)	—	22,927	86,422	(86,422)	—	—
JPMorgan Chase Bank, N.A.	24,754	—	—	24,754	—	—	—	—
Morgan Stanley Captial Services, Inc.	55,101	(55,101)	—	—	87,456	(55,101)	—	32,355
Royal Bank of Scotland PLC	50,504	—	—	50,504	—	—	—	—
Standard Chartered Bank	114,374	(114,374)	—	—	177,193	(114,374)	—	62,819
UBS AG	—	—	—	—	14,024	—	—	14,024
Westpac Banking Corp.	—	—	—	—	22,852	—	—	22,852
Other Derivatives (C)	399,583	—	—	399,583	1,112,222	—	—	1,112,222

Total	$2,844,645	$(1,382,682)	$(580,000)	$881,963	$2,906,253	$(1,382,682)	$—	$1,523,571

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Portfolios’ investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Money Market, Core Bond, High Yield Bond and Balanced.

TAM and AUIM are affiliates of Aegon NV.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers and/or trustees of TAM or its affiliates. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Series Portfolio or from the entities that invest in the Series Portfolio.

As of June 30, 2016, the percentage of each Portfolio owned by an affiliated investment company or subsidiary are reflected in the following tables.

Transamerica Partners Funds Group (“TPFG”) is an open-end management investment company. As of June 30, 2016, the percentage of each Portfolio that is owned by TPFG is as follows:

TPFG	Investments in Portfolio
Money Market	61.95%
High Quality Bond	31.32
Inflation-Protected Securities	44.80
Core Bond	30.44
High Yield Bond	14.78
Balanced	59.57
Large Value	29.07
Stock Index	3.61
Large Core	27.90
Large Growth	28.10
Mid Value	15.29
Mid Growth	49.91
Small Value	53.13
Small Core	27.48
Small Growth	58.05
International Equity	38.40

Transamerica Partners Funds Group II (“TPFG II”) is an open-end management investment company. As of June 30, 2016, the percentage of each Portfolio that is owned by TPFG II is as follows:

TPFG II	Investments in Portfolio
Money Market	25.56%
High Quality Bond	16.86
Inflation-Protected Securities	30.57
Core Bond	29.86
High Yield Bond	42.46
Balanced	3.61
Large Value	12.52
Stock Index	7.85
Large Core	3.65
Large Growth	11.99
Mid Value	51.49
Mid Growth	16.17
Small Value	10.11
Small Core	5.39
Small Growth	16.09
International Equity	11.21

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of Aegon USA. As of June 30, 2016, the percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

TFLIC Sub-accounts	Investments in Portfolio
Money Market	3.15%
High Quality Bond	15.07
Inflation-Protected Securities	9.91
Core Bond	13.00
High Yield Bond	5.44
Balanced	35.60
Large Value	40.17
Large Core	58.30
Large Growth	43.82
Mid Value	7.65
Mid Growth	0.65
Small Value	0.82
Small Core	57.16
Small Growth	0.85
International Equity	29.63

Diversified Investment Advisors Collective Investment Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2016, the percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

CIT Sub-accounts	Investments in Portfolio
Money Market	9.31%
High Quality Bond	27.98
Inflation-Protected Securities	10.03
Core Bond	21.71
High Yield Bond	19.02
Balanced	0.97
Large Value	13.57
Large Core	5.58
Large Growth	13.55
Mid Value	3.99
Mid Growth	17.63
Small Value	28.57
Small Core	8.59
Small Growth	17.62
International Equity	14.86

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2016, the percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

CTF Sub-accounts	Investments in Portfolio
Money Market	0.03%
High Quality Bond	8.77
Inflation-Protected Securities	4.68
Core Bond	4.99
High Yield Bond	18.30
Large Value	4.51
Large Core	4.57
Large Growth	2.47
Mid Value	21.57
Mid Growth	15.64
Small Value	7.37
Small Core	1.38
Small Growth	7.39
International Equity	5.90

Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the investment advisory agreement with the Series Portfolio.

Each Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Portfolio	Rate
Money Market
Effective May 2, 2016
First $1 billion	0.2500%
Over $1 billion up to $3 billion	0.2400
Over $3 billion	0.2300
Prior to May 2, 2016	0.2500
High Quality Bond	0.3500
Inflation-Protected Securities	0.3500
Core Bond
First $2 billion	0.3500
Over $2 billion	0.3350
High Yield Bond
First $1.25 billion	0.5500
Over $1.25 billion up to $2 billion	0.5250
Over $2 billion	0.5000
Balanced	0.4500
Large Value	0.4500
Large Core	0.6000
Large Growth
First $2 billion	0.6200
Over $2 billion up to $3 billion	0.6100
Over $3 billion up to $4 billion	0.6000
Over $4 billion	0.5800
Mid Value
First $750 million	0.6700
Over $750 million up to $1.5 billion	0.6650
Over $1.5 billion up to $2 billion	0.6550
Over $2 billion	0.6475
Mid Growth	0.7200

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Portfolio	Rate
Small Value
First $250 Million	0.8200%
Over $250 million up to $500 million	0.7800
Over $500 million up to $750 million	0.7500
Over $750 million	0.7250
Small Core
First $300 million	0.8000
Over $300 million	0.7700
Small Growth
First $300 million	0.8400
Over $300 million	0.8000
International Equity
First $500 million	0.7400
Over $500 million up to $1 billion	0.7200
Over $1 billion up to $2 billion	0.6900
Over $2 billion	0.6600

TAM has voluntarily agreed to waive and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs exceed the following stated annual operating expense limits. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Portfolio	Operating Expense Limit	Operating Expense Limit Effective Through
Money Market	0.30%	May 1, 2017
High Quality Bond	0.40	May 1, 2017
Inflation-Protected Securities	0.40	May 1, 2017
Core Bond	0.40	May 1, 2017
High Yield Bond	0.60	May 1, 2017
Balanced	0.50	May 1, 2017
Large Value	0.50	May 1, 2017
Large Core	0.65	May 1, 2017
Large Growth	0.65	May 1, 2017
Mid Value	0.70	May 1, 2017
Mid Growth	0.75	May 1, 2017
Small Value	0.85	May 1, 2017
Small Core	0.85	May 1, 2017
Small Growth	0.90	May 1, 2017
International Equity	0.90	May 1, 2017

TAM also may waive and/or reimburse additional fees from time to time to help maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. Expenses waived and/or reimbursed that are unsettled at year end are included in Due from adviser within the Statements of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolios incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Portfolio	Long-Term	U.S. Government	Long-Term	U.S. Government
High Quality Bond	$104,294,688	$64,874,805	$105,731,918	$76,700,004
Inflation-Protected Securities	7,146,037	93,856,644	7,777,779	116,057,414
Core Bond	95,353,335	109,895,743	158,653,155	113,927,370
High Yield Bond	155,735,925	—	138,260,882	—
Balanced	17,414,063	3,777,505	24,686,374	3,227,284
Large Value	178,770,618	—	205,319,324	—
Large Core	70,444,044	—	103,551,565	—
Large Growth	121,101,302	—	170,970,881	—
Mid Value	192,088,503	—	206,856,761	—
Mid Growth	27,111,039	—	36,922,716	—
Small Value	26,634,258	—	29,894,410	—
Small Core	160,156,249	—	173,622,569	—
Small Growth	31,463,156	—	34,790,820	—
International Equity	46,421,147	—	66,698,768	—

10. FEDERAL INCOME TAXES

The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolios’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Portfolios identify their major tax jurisdictions as U.S. Federal, the states of Colorado and New York, and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets. Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP.

Transamerica Partners Portfolios	Semi-Annual Report 2016

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Partners Portfolios, on behalf of each of the following funds (each a “Portfolio” and collectively the “Portfolios”):

Transamerica Partners Balanced Portfolio	Transamerica Partners Large Growth Portfolio
Transamerica Partners Core Bond Portfolio	Transamerica Partners Large Value Portfolio
Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio)	Transamerica Partners Mid Growth Portfolio
Transamerica Partners High Quality Bond Portfolio	Transamerica Partners Mid Value Portfolio
Transamerica Partners High Yield Bond Portfolio	Transamerica Partners Small Core Portfolio
Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Partners Small Growth Portfolio
Transamerica Partners International Equity Portfolio	Transamerica Partners Small Value Portfolio
Transamerica Partners Large Core Portfolio

For the Portfolios listed in the left column below, the Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio)	Aegon USA Investment Management, LLC
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management LLC
Transamerica Partners High Yield Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thompson, Siegel & Walmsley LLC
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Portfolio and its investors. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses for each Portfolio was better made at the level of the funds that invest in the applicable Portfolio (i.e., the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since investors could not invest directly in the Portfolio and that is the manner in which Lipper provided its comparative information.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by

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counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains from each Portfolio after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2015.

Transamerica Partners Balanced Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the fixed income sleeve of the Fund and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan Investment Management Inc., had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, Aegon USA Investment Management, LLC (“AUIM”), had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees also noted that the Fund changed its primary benchmark on May 1, 2016.

Transamerica Partners Core Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 5-year period and below its benchmark for the past 1-, 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

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Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio). The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 5- and 10-year periods and below its benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance and observed that the performance of the Fund had improved during 2016.

Transamerica Partners High Yield Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 5- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 1-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014 pursuant to its current investment strategies.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2007 pursuant to its current investment objective and investment strategies.

Transamerica Partners International Equity Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 15, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Large Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 16, 2009.

Transamerica Partners Large Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-and 3-year periods and below its

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primary benchmark for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that Jennison Associates LLC had commenced subadvising a portion of the Portfolio on September 16, 2009 and Wellington Management Company LLP (“Wellington”) had commenced subadvising a portion of the Portfolio on November 17, 2010. The Board also noted that Wellington had commenced subadvising its portion of the Portfolio using its current investment strategies on July 1, 2014.

Transamerica Partners Large Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 31, 2008. The Trustees discussed the reasons for the more recent underperformance of the Fund and noted that TAM agreed to monitor and report to the Board on the performance of the Fund.

Transamerica Partners Mid Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Mid Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that J.P. Morgan Investment Management Inc. had commenced subadvising a portion of the Portfolio on September 16, 2009 and Thompson, Siegel & Walmsley LLC had commenced subadvising a portion of the Portfolio on May 1, 2014.

Transamerica Partners Small Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Fund had improved during 2016.

Transamerica Partners Small Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on August 31, 2012 pursuant to its current investment objective and investment strategies.

Transamerica Partners Small Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 3-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 3-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-, 3- and

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5-year periods and below its benchmark for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board also noted that it had approved a change in sub-adviser and related changes to the Portfolio’s investment objective and principal investment strategies during the past year and that performance included periods when the Portfolio was subadvised by previous sub-advisers in accordance with prior objectives and prior strategies. The Trustees noted that the Portfolio’s current sub-adviser had commenced subadvising the Portfolio on September 28, 2015 pursuant to its current investment objective and investment strategies.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Transamerica Partners Fund and Transamerica Partners Institutional Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and/or Lipper, as applicable, each an independent provider of information.

Transamerica Partners Balanced Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Core Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio). The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners High Yield Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s

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contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners International Equity Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Large Core Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Large Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Large Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Mid Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

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Transamerica Partners Mid Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Small Core Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Small Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Small Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration and other services, to the Portfolios and to Transamerica Partners Portfolios as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Partners Portfolios as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Funds not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board focused on profitability information for TAM and AUIM in the aggregate.

Transamerica Partners Portfolios	Semi-Annual Report 2016

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolios benefited from any economies of scale. The Board considered each Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolios through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolios

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Portfolios and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its investors, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its investors. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Portfolio and its investors and voted to approve the renewal of each of the Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Appendix B

Master Investment Portfolio —

S&P 500 Index Master Portfolio

(This page intentionally left blank)

Master Portfolio Information	S&P 500 Index Master Portfolio

As of June 30, 2016

Ten Largest Holdings	Percent of Net Assets

Apple, Inc.	3%
Microsoft Corp.	2
Exxon Mobil Corp.	2
Johnson & Johnson	2
General Electric Co.	2
Amazon.com, Inc.	1
Berkshire Hathaway, Inc., Class B	1
AT&T, Inc.	1
Facebook, Inc., Class A	1
Verizon Communications, Inc.	1

Sector Allocation	Percent of Net Assets

Information Technology	19%
Financials	15
Health Care	14
Consumer Discretionary	12
Consumer Staples	10
Industrials	10
Energy	7
Utilities	4
Telecommunication Services	3
Materials	3
Short-Term Securities	4
Liabilities in Excess of Other Assets	(1)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co.	260,831	$33,874,122
General Dynamics Corp.	124,631	17,353,620
Honeywell International, Inc.	330,169	38,405,258
L-3 Communications Holdings, Inc.	33,067	4,850,598
Lockheed Martin Corp.	114,162	28,331,584
Northrop Grumman Corp.	77,885	17,312,278
Raytheon Co.	129,107	17,552,097
Rockwell Collins, Inc.	55,318	4,709,775
Textron, Inc.	113,524	4,150,437
TransDigm Group, Inc. (a)	23,260	6,133,429
United Technologies Corp.	339,408	34,806,290

		207,479,488
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	63,418	4,708,786
Expeditors International of Washington, Inc.	81,417	3,992,690
FedEx Corp.	108,784	16,511,236
United Parcel Service, Inc., Class B	299,291	32,239,626

		57,452,338
Airlines — 0.5%
Alaska Air Group, Inc.	52,230	3,044,487
American Airlines Group, Inc.	253,016	7,162,883
Delta Air Lines, Inc.	337,528	12,296,145
Southwest Airlines Co.	276,482	10,840,859
United Continental Holdings, Inc. (a)	144,556	5,932,578

		39,276,952
Auto Components — 0.3%
BorgWarner, Inc.	91,532	2,702,025
Delphi Automotive PLC	117,579	7,360,445
Goodyear Tire & Rubber Co.	111,795	2,868,660
Johnson Controls, Inc.	282,515	12,504,114

		25,435,244
Automobiles — 0.5%
Ford Motor Co.	1,696,825	21,329,090
General Motors Co.	612,020	17,320,166
Harley-Davidson, Inc.	77,041	3,489,958

		42,139,214
Banks — 5.0%
Bank of America Corp.	4,456,855	59,142,466
BB&T Corp.	359,061	12,786,162
Citigroup, Inc.	1,278,533	54,197,014
Citizens Financial Group, Inc.	234,834	4,691,983
Comerica, Inc.	73,212	3,011,210
Fifth Third Bancorp	346,052	6,087,055
Huntington Bancshares, Inc.	333,456	2,981,097
JPMorgan Chase & Co.	1,587,938	98,674,467
KeyCorp	380,587	4,205,486
M&T Bank Corp.	69,277	8,190,620
PNC Financial Services Group, Inc. (b)	216,412	17,613,773
Regions Financial Corp.	545,458	4,641,848
SunTrust Banks, Inc.	221,039	9,080,282
US Bancorp	705,340	28,446,362
Wells Fargo & Co.	2,006,995	94,991,073
Zions Bancorporation	85,616	2,151,530

		410,892,428
Beverages — 2.3%
Brown-Forman Corp., Class B	44,626	4,451,890

Common Stocks	Shares	Value
Beverages (continued)
Coca-Cola Co.	1,690,306	$76,621,571
Constellation Brands, Inc., Class A	76,069	12,581,812
Dr Pepper Snapple Group, Inc.	81,690	7,893,705
Molson Coors Brewing Co., Class B	80,024	8,092,827
Monster Beverage Corp. (a)	61,007	9,804,435
PepsiCo, Inc.	626,637	66,385,924

		185,832,164
Biotechnology — 2.8%
AbbVie, Inc.	703,897	43,578,263
Alexion Pharmaceuticals, Inc. (a)	97,636	11,399,979
Amgen, Inc.	326,871	49,733,423
Biogen, Inc. (a)	94,687	22,897,210
Celgene Corp. (a)	335,821	33,122,025
Gilead Sciences, Inc.	579,245	48,320,618
Regeneron Pharmaceuticals, Inc. (a)	33,821	11,811,308
Vertex Pharmaceuticals, Inc. (a)	107,043	9,207,839

		230,070,665
Building Products — 0.1%
Allegion PLC	40,558	2,815,942
Fortune Brands Home & Security, Inc.	66,648	3,863,584
Masco Corp.	148,020	4,579,739

		11,259,265
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (a)(c)	22,605	3,182,106
Ameriprise Financial, Inc.	74,117	6,659,412
Bank of New York Mellon Corp.	466,492	18,123,214
BlackRock, Inc. (b)	54,501	18,668,228
Charles Schwab Corp.	521,683	13,203,797
E*Trade Financial Corp. (a)	118,354	2,780,136
Franklin Resources, Inc.	157,299	5,249,068
Goldman Sachs Group, Inc.	168,749	25,072,726
Invesco Ltd.	185,002	4,724,951
Legg Mason, Inc.	45,092	1,329,763
Morgan Stanley	654,766	17,010,821
Northern Trust Corp.	94,512	6,262,365
State Street Corp.	174,233	9,394,643
T. Rowe Price Group, Inc.	108,036	7,883,387

		139,544,617
Chemicals — 2.0%
Air Products & Chemicals, Inc.	84,222	11,962,893
Albemarle Corp.	48,786	3,869,218
CF Industries Holdings, Inc.	97,770	2,356,257
Dow Chemical Co.	489,255	24,320,866
E.I. du Pont de Nemours & Co.	378,159	24,504,703
Eastman Chemical Co.	65,885	4,473,591
Ecolab, Inc.	115,342	13,679,561
FMC Corp.	55,954	2,591,230
International Flavors & Fragrances, Inc.	35,400	4,462,878
LyondellBasell Industries NV, Class A	147,303	10,962,289
Monsanto Co.	188,821	19,525,980
Mosaic Co.	147,578	3,863,592
PPG Industries, Inc.	115,756	12,055,987
Praxair, Inc.	123,438	13,873,197
Sherwin-Williams Co.	33,989	9,981,550

		162,483,792
Commercial Services & Supplies — 0.5%
Cintas Corp.	36,761	3,607,357

See Notes to Financial Statements.

2	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Iron Mountain, Inc.	100,912	$4,019,325
Pitney Bowes, Inc.	80,513	1,433,131
Republic Services, Inc.	100,844	5,174,306
Stericycle, Inc. (a)(c)	38,065	3,963,328
Tyco International PLC	185,819	7,915,889
Waste Management, Inc.	178,896	11,855,438

		37,968,774
Communications Equipment — 1.4%
Cisco Systems, Inc.	2,186,687	62,736,050
F5 Networks, Inc. (a)	28,784	3,276,770
Harris Corp.	55,273	4,611,979
Juniper Networks, Inc.	159,219	3,580,835
Motorola Solutions, Inc.	70,713	4,664,937
QUALCOMM, Inc.	639,759	34,271,890

		113,142,461
Construction & Engineering — 0.1%
Fluor Corp.	58,157	2,865,977
Jacobs Engineering Group, Inc. (a)	51,300	2,555,253
Quanta Services, Inc. (a)	66,892	1,546,543

		6,967,773
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	27,171	5,216,832
Vulcan Materials Co.	58,470	7,037,449

		12,254,281
Consumer Finance — 0.7%
American Express Co.	351,375	21,349,545
Capital One Financial Corp.	225,325	14,310,391
Discover Financial Services	180,199	9,656,864
Navient Corp.	143,530	1,715,184
Synchrony Financial (a)	362,407	9,161,649

		56,193,633
Containers & Packaging — 0.2%
Avery Dennison Corp.	37,440	2,798,640
Ball Corp.	75,609	5,465,774
Owens-Illinois, Inc. (a)	64,902	1,168,885
Sealed Air Corp.	87,371	4,016,445
WestRock Co.	114,847	4,464,103

		17,913,847
Distributors — 0.1%
Genuine Parts Co.	65,811	6,663,364
LKQ Corp. (a)	132,474	4,199,426

		10,862,790
Diversified Consumer Services — 0.0%
H&R Block, Inc.	99,463	2,287,649
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)(c)	813,098	117,728,459
CME Group, Inc.	146,191	14,239,003
Intercontinental Exchange, Inc.	51,388	13,153,273
Leucadia National Corp.	139,518	2,417,847
Moody’s Corp.	74,223	6,955,437
NASDAQ, Inc.	48,143	3,113,408
S&P Global, Inc.	115,048	12,340,049

		169,947,476

Common Stocks	Shares	Value
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	2,673,980	$115,542,676
CenturyLink, Inc.	238,854	6,929,155
Frontier Communications Corp.	493,180	2,436,309
Level 3 Communications, Inc. (a)	126,806	6,529,241
Verizon Communications, Inc.	1,771,025	98,894,036

		230,331,417
Electric Utilities — 1.9%
American Electric Power Co., Inc.	212,020	14,860,482
Duke Energy Corp.	300,146	25,749,525
Edison International	140,942	10,946,965
Entergy Corp.	78,840	6,413,634
Eversource Energy	138,329	8,285,907
Exelon Corp.	399,745	14,534,728
FirstEnergy Corp.	186,845	6,522,759
NextEra Energy, Inc.	200,596	26,157,718
Pinnacle West Capital Corp.	49,736	4,031,600
PPL Corp.	291,382	10,999,671
Southern Co.	403,209	21,624,099
Xcel Energy, Inc.	220,214	9,861,183

		159,988,271
Electrical Equipment — 0.5%
Acuity Brands, Inc.	19,531	4,842,907
AMETEK, Inc.	99,649	4,606,773
Eaton Corp. PLC	199,331	11,906,041
Emerson Electric Co.	279,345	14,570,635
Rockwell Automation, Inc.	57,685	6,623,392

		42,549,748
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	134,393	7,704,751
Corning, Inc.	471,125	9,648,640
FLIR Systems, Inc.	57,588	1,782,348
TE Connectivity Ltd.	156,317	8,927,264

		28,063,003
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	190,848	8,612,970
Diamond Offshore Drilling, Inc.	26,988	656,618
FMC Technologies, Inc. (a)	94,993	2,533,463
Halliburton Co.	372,667	16,878,089
Helmerich & Payne, Inc.	45,561	3,058,510
National Oilwell Varco, Inc.	166,544	5,604,206
Schlumberger Ltd.	605,951	47,918,605
Transocean Ltd. (c)	143,288	1,703,694

		86,966,155
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	190,919	29,981,920
CVS Health Corp.	466,986	44,709,240
Kroger Co.	415,043	15,269,432
Sysco Corp.	226,827	11,509,202
Wal-Mart Stores, Inc.	663,374	48,439,569
Walgreens Boots Alliance, Inc.	374,508	31,185,281
Whole Foods Market, Inc.	136,589	4,373,580

		185,468,224
Food Products — 1.8%
Archer-Daniels-Midland Co.	252,729	10,839,547
Campbell Soup Co.	79,986	5,321,468
ConAgra Foods, Inc.	188,496	9,011,994

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	3

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Food Products (continued)
General Mills, Inc.	259,902	$18,536,211
Hershey Co.	60,606	6,878,175
Hormel Foods Corp.	120,420	4,407,372
J.M. Smucker Co.	52,174	7,951,839
Kellogg Co.	109,575	8,946,799
Kraft Heinz Co.	256,577	22,701,933
McCormick & Co., Inc.	51,416	5,484,545
Mead Johnson Nutrition Co.	81,355	7,382,966
Mondelez International, Inc., Class A	672,513	30,606,067
Tyson Foods, Inc., Class A	131,369	8,774,135

		146,843,051
Gas Utilities — 0.0%
AGL Resources, Inc.	50,500	3,331,485
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	638,239	25,089,175
Baxter International, Inc.	241,306	10,911,857
Becton Dickinson & Co.	91,496	15,516,807
Boston Scientific Corp. (a)	584,452	13,658,643
C.R. Bard, Inc.	32,239	7,581,323
DENTSPLY SIRONA, Inc.	102,070	6,332,423
Edwards Lifesciences Corp. (a)	92,992	9,274,092
Hologic, Inc. (a)	103,297	3,574,076
Intuitive Surgical, Inc. (a)	16,531	10,933,769
Medtronic PLC	611,150	53,029,486
St. Jude Medical, Inc.	123,452	9,629,256
Stryker Corp.	137,366	16,460,568
Varian Medical Systems, Inc. (a)(c)	40,086	3,296,272
Zimmer Biomet Holdings, Inc.	86,572	10,421,537

		195,709,284
Health Care Providers & Services — 2.7%
Aetna, Inc.	150,956	18,436,256
AmerisourceBergen Corp.	78,404	6,219,005
Anthem, Inc.	114,770	15,073,892
Cardinal Health, Inc.	142,750	11,135,927
Centene Corp. (a)	74,899	5,345,542
Cigna Corp.	112,246	14,366,365
DaVita HealthCare Partners, Inc. (a)	69,978	5,410,699
Express Scripts Holding Co. (a)	275,017	20,846,289
HCA Holdings, Inc. (a)	132,189	10,179,875
Henry Schein, Inc. (a)	36,065	6,376,292
Humana, Inc.	64,077	11,526,171
Laboratory Corp. of America Holdings (a)	44,956	5,856,418
McKesson Corp.	97,725	18,240,371
Patterson Cos., Inc.	34,966	1,674,522
Quest Diagnostics, Inc.	60,479	4,923,595
UnitedHealth Group, Inc.	412,454	58,238,505
Universal Health Services, Inc., Class B	38,199	5,122,486

		218,972,210
Health Care Technology — 0.1%
Cerner Corp. (a)	132,332	7,754,655
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	189,580	8,379,436
Chipotle Mexican Grill, Inc. (a)(c)	12,619	5,082,429
Darden Restaurants, Inc.	48,416	3,066,669
Marriott International, Inc., Class A (c)	81,148	5,393,096
McDonald’s Corp.	381,183	45,871,562
Royal Caribbean Cruises Ltd.	71,467	4,799,009

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	635,560	$36,303,187
Starwood Hotels & Resorts Worldwide, Inc.	75,023	5,547,951
Wyndham Worldwide Corp.	47,101	3,355,004
Wynn Resorts Ltd.	34,173	3,097,441
Yum! Brands, Inc.	177,865	14,748,566

		135,644,350
Household Durables — 0.5%
D.R. Horton, Inc.	146,006	4,596,269
Garmin Ltd.	49,244	2,088,930
Harman International Industries, Inc.	29,783	2,139,015
Leggett & Platt, Inc.	56,808	2,903,457
Lennar Corp., Class A	81,487	3,756,551
Mohawk Industries, Inc. (a)	28,184	5,348,196
Newell Brands, Inc.	199,008	9,665,818
PulteGroup, Inc.	134,343	2,618,345
Whirlpool Corp.	34,137	5,688,590

		38,805,171
Household Products — 2.0%
Church & Dwight Co., Inc.	54,903	5,648,970
Clorox Co.	56,529	7,823,048
Colgate-Palmolive Co.	389,484	28,510,229
Kimberly-Clark Corp.	155,883	21,430,795
Procter & Gamble Co.	1,155,085	97,801,047

		161,214,089
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	276,192	3,446,876
NRG Energy, Inc.	131,827	1,976,087

		5,422,963
Industrial Conglomerates — 2.5%
3M Co.	263,097	46,073,547
Danaher Corp.	260,569	26,317,469
General Electric Co.	3,997,893	125,853,671
Roper Technologies, Inc.	43,980	7,501,229

		205,745,916
Insurance — 2.6%
Aflac, Inc.	182,866	13,195,610
Allstate Corp.	164,588	11,512,931
American International Group, Inc.	488,899	25,857,868
Aon PLC	114,370	12,492,635
Arthur J Gallagher & Co.	76,592	3,645,779
Assurant, Inc.	27,119	2,340,641
Chubb Ltd.	201,177	26,295,846
Cincinnati Financial Corp.	65,508	4,905,894
Hartford Financial Services Group, Inc.	173,511	7,700,418
Lincoln National Corp.	102,152	3,960,433
Loews Corp.	118,629	4,874,466
Marsh & McLennan Cos., Inc.	225,093	15,409,867
MetLife, Inc.	478,180	19,045,909
Principal Financial Group, Inc.	114,684	4,714,659
Progressive Corp.	254,006	8,509,201
Prudential Financial, Inc.	190,590	13,596,691
Torchmark Corp.	47,213	2,918,708
Travelers Cos., Inc.	127,927	15,228,430
Unum Group	99,996	3,178,873
Willis Towers Watson PLC	60,298	7,495,644
XL Group PLC	122,158	4,069,083

		210,949,586

See Notes to Financial Statements.

4	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Internet & Catalog Retail — 2.1%
Amazon.com, Inc. (a)	168,168	$120,344,384
Expedia, Inc.	49,913	5,305,752
Netflix, Inc. (a)	185,455	16,965,423
Priceline Group, Inc. (a)	21,487	26,824,586
TripAdvisor, Inc. (a)	47,893	3,079,520

		172,519,665
Internet Software & Services — 4.0%
Akamai Technologies, Inc. (a)(c)	73,995	4,138,540
Alphabet, Inc., Class A (a)	127,730	89,861,887
Alphabet, Inc., Class C (a)	128,272	88,777,051
eBay, Inc. (a)	460,472	10,779,650
Facebook, Inc., Class A (a)	1,004,833	114,832,315
VeriSign, Inc. (a)(c)	40,329	3,486,845
Yahoo!, Inc. (a)	377,932	14,195,126

		326,071,414
IT Services — 3.5%
Accenture PLC, Class A	271,416	30,748,719
Alliance Data Systems Corp. (a)(c)	25,038	4,905,445
Automatic Data Processing, Inc.	197,259	18,122,184
Cognizant Technology Solutions Corp., Class A (a)(c)	264,008	15,111,818
CSRA, Inc.	58,004	1,359,034
Fidelity National Information Services, Inc.	119,871	8,832,095
Fiserv, Inc. (a)	96,303	10,471,025
Global Payments, Inc.	68,525	4,891,315
International Business Machines Corp.	384,063	58,293,082
Mastercard, Inc., Class A	421,006	37,073,788
Paychex, Inc.	140,347	8,350,646
PayPal Holdings, Inc. (a)	481,651	17,585,078
Teradata Corp. (a)(c)	55,832	1,399,708
Total System Services, Inc.	75,487	4,009,115
Visa, Inc., Class A	825,364	61,217,248
Western Union Co.	210,122	4,030,140
Xerox Corp.	424,524	4,028,733

		290,429,173
Leisure Products — 0.1%
Hasbro, Inc.	49,946	4,194,965
Mattel, Inc.	150,381	4,705,421

		8,900,386
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	143,997	6,387,707
Illumina, Inc. (a)	63,857	8,964,246
PerkinElmer, Inc.	45,963	2,409,380
Thermo Fisher Scientific, Inc.	171,159	25,290,454
Waters Corp. (a)	34,410	4,839,766

		47,891,553
Machinery — 1.2%
Caterpillar, Inc.	253,215	19,196,229
Cummins, Inc.	68,895	7,746,554
Deere & Co.	130,353	10,563,807
Dover Corp.	65,841	4,564,098
Flowserve Corp.	54,453	2,459,642
Illinois Tool Works, Inc.	141,570	14,745,931
Ingersoll-Rand PLC	112,799	7,183,041
PACCAR, Inc.	153,639	7,969,255
Parker Hannifin Corp.	59,483	6,427,138
Pentair PLC	77,332	4,507,682

Common Stocks	Shares	Value
Machinery (continued)
Snap-on, Inc.	25,949	$4,095,271
Stanley Black & Decker, Inc.	66,301	7,373,997
Xylem, Inc.	75,027	3,349,956

		100,182,601
Media — 2.6%
CBS Corp., Class B	184,204	10,028,066
Comcast Corp., Class A	1,052,573	68,617,234
Discovery Communications, Inc., Class A (a)	72,458	1,828,115
Discovery Communications, Inc., Class C (a)(c)	100,331	2,392,894
Interpublic Group of Cos., Inc.	178,943	4,133,583
News Corp., Class A	159,077	1,805,524
News Corp., Class B	45,530	531,335
Omnicom Group, Inc.	104,105	8,483,517
Scripps Networks Interactive, Inc., Class A	40,063	2,494,723
TEGNA, Inc.	91,984	2,131,269
Time Warner, Inc.	342,167	25,162,961
Twenty-First Century Fox, Inc., Class A	468,647	12,676,901
Twenty-First Century Fox, Inc., Class B	191,654	5,222,572
Viacom, Inc., Class B	152,665	6,331,018
Walt Disney Co.	649,576	63,541,524

		215,381,236
Metals & Mining — 0.3%
Alcoa, Inc.	582,726	5,401,870
Freeport-McMoRan, Inc.	545,608	6,078,073
Newmont Mining Corp.	229,980	8,996,817
Nucor Corp.	139,587	6,896,994

		27,373,754
Multi-Utilities — 1.4%
Alliant Energy Corp.	98,725	3,919,383
Ameren Corp.	108,015	5,787,444
CenterPoint Energy, Inc.	190,968	4,583,232
CMS Energy Corp.	123,444	5,661,142
Consolidated Edison, Inc.	130,351	10,485,434
Dominion Resources, Inc.	265,059	20,656,048
DTE Energy Co.	78,553	7,786,173
NiSource, Inc.	144,152	3,822,911
PG&E Corp.	217,248	13,886,492
Public Service Enterprise Group, Inc.	219,351	10,223,950
SCANA Corp.	63,291	4,788,597
Sempra Energy	101,919	11,620,804
TECO Energy, Inc.	99,223	2,742,524
WEC Energy Group, Inc.	137,377	8,970,718

		114,934,852
Multiline Retail — 0.6%
Dollar General Corp.	123,234	11,583,996
Dollar Tree, Inc. (a)	102,301	9,640,846
Kohl’s Corp.	79,467	3,013,389
Macy’s, Inc.	137,891	4,634,516
Nordstrom, Inc. (c)	53,112	2,020,912
Target Corp.	256,647	17,919,094

		48,812,753
Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	220,983	11,767,345
Apache Corp.	164,198	9,140,903
Cabot Oil & Gas Corp.	202,224	5,205,246
Chesapeake Energy Corp. (a)	275,170	1,177,728
Chevron Corp.	819,647	85,923,595

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	5

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	42,276	$5,044,372
Columbia Pipeline Group, Inc.	177,175	4,516,191
Concho Resources, Inc. (a)(c)	56,592	6,749,728
ConocoPhillips	541,389	23,604,560
Devon Energy Corp.	231,642	8,397,023
EOG Resources, Inc.	237,622	19,822,427
EQT Corp.	73,874	5,720,064
Exxon Mobil Corp.	1,801,838	168,904,294
Hess Corp.	116,075	6,976,108
Kinder Morgan, Inc.	794,236	14,868,098
Marathon Oil Corp.	376,534	5,651,775
Marathon Petroleum Corp.	230,746	8,759,118
Murphy Oil Corp.	67,700	2,149,475
Newfield Exploration Co. (a)	83,117	3,672,109
Noble Energy, Inc.	187,876	6,739,112
Occidental Petroleum Corp.	330,427	24,967,064
ONEOK, Inc.	88,681	4,207,913
Phillips 66	203,499	16,145,611
Pioneer Natural Resources Co.	70,605	10,676,182
Range Resources Corp.	70,996	3,062,767
Southwestern Energy Co. (a)	163,130	2,052,175
Spectra Energy Corp.	300,077	10,991,821
Tesoro Corp.	53,383	3,999,454
Valero Energy Corp.	204,516	10,430,316
Williams Cos., Inc.	299,934	6,487,572

		497,810,146
Paper & Forest Products — 0.1%
International Paper Co.	181,312	7,684,003
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	96,272	8,762,677
Pharmaceuticals — 5.6%
Allergan PLC (a)	172,027	39,753,720
Bristol-Myers Squibb Co.	725,311	53,346,624
Eli Lilly & Co.	423,723	33,368,186
Endo International PLC (a)	85,582	1,334,223
Johnson & Johnson	1,194,896	144,940,885
Mallinckrodt PLC (a)(c)	46,853	2,847,725
Merck & Co., Inc.	1,204,828	69,410,141
Mylan NV (a)	187,008	8,086,226
Perrigo Co. PLC	62,302	5,648,922
Pfizer, Inc.	2,633,724	92,733,422
Zoetis, Inc.	198,575	9,424,370

		460,894,444
Professional Services — 0.3%
Dun & Bradstreet Corp.	15,161	1,847,216
Equifax, Inc.	52,140	6,694,776
Nielsen Holdings PLC	157,469	8,183,664
Robert Half International, Inc.	54,908	2,095,290
Verisk Analytics, Inc. (a)	68,626	5,564,196

		24,385,142
Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	182,671	20,753,252
Apartment Investment & Management Co., Class A	66,034	2,916,061
AvalonBay Communities, Inc.	59,136	10,667,543
Boston Properties, Inc.	66,673	8,794,169
Crown Castle International Corp.	146,460	14,855,438
Digital Realty Trust, Inc. (c)	61,427	6,694,929

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	30,419	$11,794,359
Equity Residential	157,786	10,868,300
Essex Property Trust, Inc. (c)	28,738	6,554,850
Extra Space Storage, Inc.	55,621	5,147,167
Federal Realty Investment Trust	31,136	5,154,565
General Growth Properties, Inc.	255,375	7,615,282
HCP, Inc. (c)	204,549	7,236,944
Host Hotels & Resorts, Inc.	318,981	5,170,682
Kimco Realty Corp.	184,112	5,777,435
Macerich Co.	56,127	4,792,685
Prologis, Inc.	227,879	11,175,186
Public Storage	64,419	16,464,852
Realty Income Corp. (c)	113,565	7,876,868
Simon Property Group, Inc.	134,623	29,199,729
SL Green Realty Corp.	44,893	4,779,758
UDR, Inc.	111,833	4,128,874
Ventas, Inc.	146,018	10,633,031
Vornado Realty Trust	77,442	7,753,493
Welltower, Inc.	154,173	11,743,357
Weyerhaeuser Co.	327,304	9,743,840

		248,292,649
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	132,999	3,521,814
Road & Rail — 0.8%
CSX Corp.	411,764	10,738,805
JB Hunt Transport Services, Inc.	37,298	3,018,527
Kansas City Southern	48,241	4,346,032
Norfolk Southern Corp.	129,691	11,040,595
Ryder System, Inc.	22,631	1,383,659
Union Pacific Corp.	366,920	32,013,770

		62,541,388
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	135,222	7,658,974
Applied Materials, Inc.	475,028	11,386,421
Broadcom Ltd.	161,789	25,142,011
First Solar, Inc. (a)	31,273	1,516,115
Intel Corp.	2,051,163	67,278,146
KLA-Tencor Corp.	69,600	5,098,200
Lam Research Corp.	70,625	5,936,738
Linear Technology Corp.	101,724	4,733,218
Microchip Technology, Inc.	91,784	4,658,956
Micron Technology, Inc. (a)	461,329	6,347,887
NVIDIA Corp.	221,394	10,407,732
Qorvo, Inc. (a)(c)	54,422	3,007,360
Skyworks Solutions, Inc.	81,212	5,139,095
Texas Instruments, Inc.	437,223	27,392,021
Xilinx, Inc.	108,556	5,007,688

		190,710,562
Software — 4.0%
Activision Blizzard, Inc.	220,196	8,726,367
Adobe Systems, Inc. (a)	217,717	20,855,111
Autodesk, Inc. (a)	99,507	5,387,309
CA, Inc.	132,208	4,340,389
Citrix Systems, Inc. (a)	68,111	5,455,010
Electronic Arts, Inc. (a)	130,503	9,886,907
Intuit, Inc.	110,839	12,370,741
Microsoft Corp.	3,414,759	174,733,218
Oracle Corp.	1,353,950	55,417,174

See Notes to Financial Statements.

6	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Red Hat, Inc. (a)	77,359	$5,616,263
salesforce.com, Inc. (a)	277,407	22,028,890
Symantec Corp.	273,048	5,608,406

		330,425,785
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	32,335	5,226,306
AutoNation, Inc. (a)(c)	29,995	1,409,165
AutoZone, Inc. (a)	13,140	10,431,058
Bed Bath & Beyond, Inc.	68,485	2,959,922
Best Buy Co., Inc.	125,887	3,852,142
CarMax, Inc. (a)(c)	81,941	4,017,567
Foot Locker, Inc.	57,444	3,151,378
Gap, Inc.	94,735	2,010,277
Home Depot, Inc.	539,830	68,930,893
L Brands, Inc.	108,780	7,302,401
Lowe’s Cos., Inc.	384,869	30,470,079
O’Reilly Automotive, Inc. (a)(c)	42,204	11,441,504
Ross Stores, Inc.	178,346	10,110,435
Signet Jewelers Ltd.	33,296	2,743,923
Staples, Inc.	272,009	2,344,718
Tiffany & Co.	46,739	2,834,253
TJX Cos., Inc.	287,581	22,209,881
Tractor Supply Co.	59,262	5,403,509
Ulta Salon Cosmetics & Fragrance, Inc. (a)	27,043	6,588,756
Urban Outfitters, Inc. (a)	35,003	962,582

		204,400,749
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	2,380,992	227,622,835
EMC Corp.	844,012	22,931,806
Hewlett Packard Enterprise Co.	724,750	13,241,183
HP, Inc.	737,309	9,253,228
NetApp, Inc.	121,307	2,982,939
Seagate Technology PLC	124,095	3,022,954
Western Digital Corp.	124,929	5,904,145

		284,959,090
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	123,415	5,027,927
Hanesbrands, Inc.	163,970	4,120,566
Michael Kors Holdings Ltd. (a)	75,118	3,716,839

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	579,246	$31,974,379
PVH Corp.	34,306	3,232,654
Ralph Lauren Corp. (c)	24,337	2,181,082
Under Armour, Inc., Class A (a)(c)	84,309	3,383,320
Under Armour, Inc., Class C (a)(c)	76,587	2,787,759
VF Corp.	146,304	8,996,233

		65,420,759
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	129,963	1,905,258
Tobacco — 1.8%
Altria Group, Inc.	850,139	58,625,585
Philip Morris International, Inc.	673,678	68,526,526
Reynolds American, Inc.	357,965	19,305,053

		146,457,164
Trading Companies & Distributors — 0.2%
Fastenal Co.	127,454	5,657,683
United Rentals, Inc. (a)	38,084	2,555,436
W.W. Grainger, Inc.	25,110	5,706,248

		13,919,367
Water Utilities — 0.1%
American Water Works Co., Inc.	78,640	6,645,866
Total Long-Term Investments (Cost — $5,191,061,597) — 96.5%		7,914,398,679

Short-Term Securities
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (b)(d)(e)	331,216,906	331,216,906
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (b)(d)(e)	21,110,639	21,110,639
Total Short-Term Securities (Cost — $352,327,545) — 4.3%		352,327,545
Total Investments (Cost — $5,543,389,142) — 100.8%		8,266,726,224
Liabilities in Excess of Other Assets — (0.8)%		(68,813,983)

Net Assets — 100.0%		$8,197,912,241

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Income		Realized Loss
BlackRock, Inc.	48,211	6,290	—	54,501	$18,668,228	$242,639		—
BlackRock Cash Funds: Institutional, SL Agency Shares	374,887,021	—	(43,670,115)[1]	331,216,906	$331,216,906	$828,586	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	26,986,879	—	(5,876,240)[1]	21,110,639	$21,110,639	$48,258	[2]	—
PNC Financial Services Group, Inc.	193,874	24,134	(1,596)	216,412	$17,613,773	$208,887		$(17,491)
Total					$388,609,546	$1,328,370		$(17,491)

[1] Represents net shares sold.

[2]   Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	7

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
2,853	S&P 500 E-Mini Index	September 2016	$298,167,030	$706,197

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$706,197	—	—	—	$706,197

[1]    Includes cumulative appreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$4,911,571	—	—	—	$4,911,571
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$2,726,041	—	—	—	$2,726,041

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$259,967,090

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$7,914,398,679	—	—	$7,914,398,679
Short-Term Securities:
Money Market Funds	352,327,545	—	—	352,327,545

Total	$8,266,726,224	—	—	$8,266,726,224

See Notes to Financial Statements.

8	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$706,197	—	—	$706,197

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$11,985,800	—	—	$11,985,800
Liabilities:
Collateral on securities loaned at value	—	$(73,016,450)	—	(73,016,450)

Total	$11,985,800	$(73,016,450)	—	$(61,030,650)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	9

Statement of Assets and Liabilities	S&P 500 Index Master Portfolio

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $71,903,747) (cost — $5,165,009,481)	$7,878,116,678
Investments at value — affiliated (cost — $378,379,661)	388,609,546
Cash pledged for futures contracts	11,985,800
Receivables:
Dividends — unaffiliated	8,896,582
Contributions from the investors	9,512,134
Variation margin on futures contracts	3,344,171
Dividends — affiliated	99,916
Securities lending income — affiliated	19,694

Total assets	8,300,584,521

Liabilities
Collateral on securities loaned at value	73,016,450
Payables:
Withdrawals to the investors	20,657,915
Investments purchased	8,714,257
Investment advisory fees	228,676
Officer’s and Trustees’ fees	31,759
Professional fees	23,223

Total liabilities	102,672,280

Net Assets	$8,197,912,241

Net Assets Consist of
Investors’ capital	$5,473,868,962
Net unrealized appreciation (depreciation)	2,724,043,279

Net Assets	$8,197,912,241

See Notes to Financial Statements.

10	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Statement of Operations	S&P 500 Index Master Portfolio

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$80,657,823
Dividends — affiliated	1,161,461
Securities lending — affiliated — net	166,909
Foreign taxes withheld	(102,222)

Total income	81,883,971

Expenses
Investment advisory	1,499,721
Officer and Trustees	101,742
Professional	25,176

Total expenses	1,626,639
Less fees waived by the Manager	(225,381)

Total expenses after fees waived	1,401,258

Net investment income	80,482,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	24,052,870
Investments — affiliated	(17,491)
Futures contracts	4,911,571

28,946,950

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	203,876,582
Investments — affiliated	(2,637,321)
Futures contracts	2,726,041

203,965,302

Net realized and unrealized gain	232,912,252

Net Increase in Net Assets Resulting from Operations	$313,394,965

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	11

Statements of Changes in Net Assets	S&P 500 Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$80,482,713	$134,064,606
Net realized gain	28,946,950	110,235,734
Net change in unrealized appreciation (depreciation)	203,965,302	(168,377,143)

Net increase in net assets resulting from operations	313,394,965	75,923,197

Capital Transactions
Proceeds from contributions	1,873,519,757	3,573,168,628
Value of withdrawals	(1,198,859,791)	(2,187,812,801)

Net increase in net assets derived from capital transactions	674,659,966	1,385,355,827

Net Assets
Total increase in net assets	988,054,931	1,461,279,024
Beginning of period	7,209,857,310	5,748,578,286

End of period	$8,197,912,241	$7,209,857,310

Financial Highlights	S&P 500 Index Master Portfolio

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Total Return
Total return	3.81%	[1]	1.35%	13.63%	32.33%	15.98%	2.13%

Ratios to Average Net Assets
Total expenses	0.04%	[2]	0.05%	0.05%	0.05%	0.06%	0.06%

Total expenses after fees waived and/or paid indirectly	0.04%	[2]	0.04%	0.05%	0.05%	0.05%	0.05%

Net investment income	2.15%	[2]	2.00%	1.98%	2.08%	2.22%	2.08%

Supplemental Data
Net assets, end of period (000)	$8,197,912		$7,209,857	$5,748,578	$5,271,130	$1,717,932	$2,108,316

Portfolio turnover rate	2%		2%	3%	2%	10%	5%

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

12	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	S&P 500 Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	13

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned

14	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$16,052	$(16,052)	—
BNP Paribas S.A.	5,762,279	(5,762,279)	—
Citigroup Global Markets, Inc.	8,934,586	(8,934,586)	—
Credit Suisse Securities (USA) LLC	6,306,128	(6,306,128)	—
Goldman Sachs & Co.	9,724,488	(9,724,488)	—
JP Morgan Securities LLC	23,141,092	(23,141,092)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,770,219	(3,770,219)	—
State Street Bank & Trust Co.	9,310,866	(9,310,866)	—
UBS Securities LLC	4,938,037	(4,938,037)	—

Total	$71,903,747	$(71,903,747)	—

[1]

Collateral with a value of $73,016,450 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as equity risk. Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in the value of equity securities (equity risk).

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	15

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory and Administration

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets based on the annual rate of 0.04%.

MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administration service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Waivers

The Manager, with respect to the Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amount waived was $98,463.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

16	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to a securities lending agreement effective March 9, 2015, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. For the period January 1, 2015 through March 8, 2015, BTC could lend securities with respect to the Master Portfolio only when the difference between the borrower rebate rate and the risk free rate exceeded a certain level, and the Master Portfolio retained 80% (85% commencing on the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in the calendar year 2014 exceeded a specified threshold and for the remainder of that calendar year) of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2016, the Master Portfolio paid BTC $66,287 in total for securities lending agent services and collateral investment fees

Officers and Trustees

The fees and expenses of the MIP trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2017. For the six months ended June 30, 2016, the amount waived was $126,918.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were follows:

Purchases	Sales	Net Realized Loss
$92,913,906	$14,620,806	$(11,198,690)

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term securities, were $1,035,462,652 and $154,603,122, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	17

Notes to Financial Statements (concluded)	S&P 500 Index Master Portfolio

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,210,999,476

Gross unrealized appreciation	$3,235,374,036
Gross unrealized depreciation	(179,647,288)

Net unrealized appreciation	$3,055,726,748

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Disclosure of Investment Advisory Agreement	S&P 500 Index Master Portfolio

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) Master Portfolio operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Broadridge1, as well as the performance of the representative

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	19

Disclosure of Investment Advisory Agreement (continued)	S&P 500 Index Master Portfolio

feeder fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; and (f) a summary of aggregate amounts paid by the Master Portfolio to BlackRock.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2017. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the representative feeder fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

20	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)	S&P 500 Index Master Portfolio

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to other funds in its applicable Broadridge category and the performance of the representative feeder fund as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the representative feeder fund’s net performance was within the tolerance range of its benchmark for four of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the representative feeder fund’s Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the representative feeder fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio, to the Master Portfolio. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	21

Disclosure of Investment Advisory Agreement (concluded)	S&P 500 Index Master Portfolio

BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio ranked in the first and second quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board noted that BlackRock proposed, and the Board agreed to, a contractual reduction of the Master Portfolio’s advisory fee. This advisory fee reduction was implemented on April 30, 2015. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

22	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	23

Additional Information

Proxy Results

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes Trust-wide proposal and voting results.

24	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Additional Information (continued)

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	25

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

NOTICE OF PRIVACY POLICY

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

TRANSAMERICA PARTNERS FUNDS

PO Box 219945

Kansas City, MO 64121-9945

Customer Service: 1-888-233-4339

TRANSAMERICA PARTNERS

INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL

ASSET ALLOCATION FUNDS

Semi-Annual Report

June 30, 2016

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

This report is not to be construed as an offering for sale of any shares of the Transamerica Partners Institutional Funds Group or the Transamerica Institutional Asset Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined semi-annual report for the Transamerica Partners Institutional Funds Group and the Transamerica Institutional Asset Allocation Funds.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures for the Funds, is included in the Statement of Additional Information, which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Funds’ website at www.transamericapartners.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Funds and the underlying Transamerica Partners Portfolios in which they invest are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2016, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at www.sec.gov.

Quarterly Portfolios

Transamerica Partners Portfolios and the Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Form N-Q is available on the SEC’s website at www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339.

Dear Shareholder,

On behalf of Transamerica Partners Institutional Funds Group and Transamerica Institutional Asset Allocation Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions during the period to provide a context for reading this report. In the first six months of 2016, markets could be described as volatile yet resilient. At the beginning of 2016, as investors were still digesting the first federal funds rate hike in more than nine years, global recession fears became pervasive as weakness in overseas economies like China and other commodity-centric economies created stress in the U.S. and other developed markets. Stock prices and interest rates across both developed and emerging markets declined in response. By February, the S&P 500® had fallen by more than 10% from the year’s beginning, and oil prices had dipped to $26 per barrel, the lowest level since 2003.

As has so often been the case in the past few years, the rebound came almost as quickly as the decline, and on the heels of various positive economic data, investors were reassured that a recession was less likely in the year ahead. As a result, the equity and credit markets rebounded, allowing the S&P 500® to surpass its highs for the year by late-March. Corporate earnings growth in the U.S. was negative on a year-over-year basis, but low interest rates and accommodative monetary policy were enough to keep investors in the market as steady gains continued into the spring.

The final surprise in the period came from overseas when British voters approved a referendum to leave the European Union (“Brexit”). The affirmative vote caught the markets off guard, leading to a broad sell off in domestic and foreign equities, credit and commodities. Following the initial shock of Brexit, markets were able to quickly regain their footing as investors were able to decipher more details about Britain’s separation from the Union, and most major U.S. equity indexes were able to close near their all-time highs.

For the six-month period ending June 30, 2016, the S&P 500® returned 3.84% while the MSCI EAFE Index, representing international developed market equities, lost (4.04)%. During the same period, the Barclays U.S. Aggregate Bond Index returned 5.31%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Partners Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Partners Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Partners Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Partners Funds.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in a mutual fund invested in a corresponding Series of Transamerica Partners Portfolios (the “Series Portfolio”) or S&P 500 Index Master Portfolio (the “Master Portfolio” or “MP”), you will bear the ongoing costs of managing the corresponding Series Portfolio or MP in which your Fund invests (such as the investment adviser’s fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Partners Institutional Government Money Market	$1,000.00	$1,000.00	$2.34	$1,022.50	$2.36	0.47%
Transamerica Partners Institutional High Quality Bond	1,000.00	1,014.00	3.25	1,021.60	3.27	0.65
Transamerica Partners Institutional Inflation-Protected Securities	1,000.00	1,054.30	3.32	1,021.60	3.27	0.65
Transamerica Partners Institutional Core Bond	1,000.00	1,051.30	3.32	1,021.60	3.27	0.65
Transamerica Partners Institutional High Yield Bond	1,000.00	1,070.40	4.38	1,020.60	4.27	0.85
Transamerica Partners Institutional Balanced	1,000.00	1,034.30	3.79	1,021.10	3.77	0.75
Transamerica Partners Institutional Large Value	1,000.00	957.10	3.65	1,021.10	3.77	0.75
Transamerica Partners Institutional Stock Index	1,000.00	1,036.60	1.52	1,023.40	1.51	0.30
Transamerica Partners Institutional Large Core	1,000.00	973.50	4.42	1,020.40	4.52	0.90
Transamerica Partners Institutional Large Growth	1,000.00	970.50	4.41	1,020.40	4.52	0.90
Transamerica Partners Institutional Mid Value	1,000.00	1,073.90	4.64	1,020.40	4.52	0.90
Transamerica Partners Institutional Mid Growth	1,000.00	994.30	4.71	1,020.10	4.77	0.95
Transamerica Partners Institutional Small Value	1,000.00	1,010.10	5.50	1,019.40	5.52	1.10
Transamerica Partners Institutional Small Core	1,000.00	1,042.40	5.59	1,019.40	5.52	1.10
Transamerica Partners Institutional Small Growth	1,000.00	1,058.40	5.89	1,019.10	5.77	1.15
Transamerica Partners Institutional International Equity	1,000.00	962.50	5.61	1,019.10	5.77	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Ratio reflects the expenses of both the Fund and its corresponding Series Portfolio or MP.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Assets:
Investment in Series Portfolios/MP, at value (A)	$228,744,559	$56,099,294	$81,377,449	$374,966,202	$336,538,327
Receivables:
Shares sold	—	828,271	—	—	—
Due from adviser	27,281	5,625	8,578	14,905	14,226
Money market waiver due from adviser	15,847	—	—	—	—
Prepaid expenses	872	217	315	1,394	1,137
Total assets	228,788,559	56,933,407	81,386,342	374,982,501	336,553,690

Liabilities:
Payables and other liabilities:
Shares redeemed	4,931,429	—	61,098	1,047,896	2,838,884
Administration/Investment advisory fees (B)	9,349	2,308	3,335	15,266	13,669
Distribution fees	46,744	11,543	16,674	76,329	68,347
Trustees, CCO and deferred compensation fees	592	184	164	895	519
Audit and tax fees	6,995	4,650	4,936	9,117	8,590
Custody and accounting fees	3,316	1,831	1,831	1,831	1,831
Legal fees	4,076	954	1,397	6,725	6,109
Printing and shareholder reports fees	—	1,084	1,655	7,733	5,367
Registration fees	7,585	5,519	3,772	10,934	10,140
Other	1,706	323	453	3,401	2,954
Total liabilities	5,011,792	28,396	95,315	1,180,127	2,956,410
Net assets	$223,776,767	$56,905,011	$81,291,027	$373,802,374	$333,597,280

Net assets consist of:
Paid-in capital	$223,975,486	$56,730,674	$81,212,620	$362,058,316	$361,489,776
Undistributed (distributions in excess of) net investment income (loss)	(7,010)	(123,463)	198,077	28,841	(46,046)
Accumulated net realized gain (loss) allocated from Series Portfolios/MP (A)	(191,709)	(1,258,574)	(1,969,147)	405,159	(9,522,168)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	—	1,556,374	1,849,477	11,310,058	(18,324,282)
Net assets	$223,776,767	$56,905,011	$81,291,027	$373,802,374	$333,597,280
Shares of common stock outstanding ($0.00001 par value)	223,776,768	5,602,662	8,197,272	33,963,361	40,567,434
Net asset value per share	$1.00	$10.16	$9.92	$11.01	$8.22

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

	Balanced	Large Value	Stock Index	Large Core	Large Growth
Assets:
Investment in Series Portfolios/MP, at value (A)	$5,390,927	$94,063,807	$627,163,534	$10,135,274	$102,141,063
Receivables:
Shares sold	7,666	—	—	1,055	26,334
Due from Master Portfolio	—	—	17,684,734	—	—
Due from adviser	4,027	6,788	195,110	4,110	8,617
Prepaid expenses	21	339	2,189	47	360
Total assets	5,402,641	94,070,934	645,045,567	10,140,486	102,176,374

Liabilities:
Payables and other liabilities:
Shares redeemed	—	312,388	17,684,734	—	—
Administration/Investment advisory fees (B)	220	3,903	52,069	444	4,242
Distribution fees	1,100	19,515	130,172	2,219	21,209
Trustees, CCO and deferred compensation fees	12	264	1,626	53	260
Audit and tax fees	3,923	5,168	13,789	3,978	5,346
Custody and accounting fees	1,831	1,831	6,048	1,831	1,831
Legal fees	93	1,686	14,664	121	1,910
Printing and shareholder reports fees	151	1,938	19,576	113	2,136
Registration fees	4,449	6,233	15,033	4,503	6,502
Other	82	626	7,230	64	732
Total liabilities	11,861	353,552	17,944,941	13,326	44,168
Net assets	$5,390,780	$93,717,382	$627,100,626	$10,127,160	$102,132,206

Net assets consist of:
Paid-in capital	$22,703,648	$454,089,694	$229,991,514	$43,325,306	$162,076,940
Undistributed (distributions in excess of) net investment income (loss)	(794)	(33,014)	(187,668)	(1,285)	(6,083)
Accumulated net realized gain (loss) allocated from Series Portfolios/MP (A)	(9,647,177)	(247,827,958)	(17,942,339)	(11,879,986)	(35,320,879)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(7,664,897)	(112,511,340)	415,239,119	(21,316,875)	(24,617,772)
Net assets	$5,390,780	$93,717,382	$627,100,626	$10,127,160	$102,132,206
Shares of common stock outstanding ($0.00001 par value)	419,080	6,913,676	44,749,095	1,441,128	8,603,256
Net asset value per share	$12.86	$13.56	$14.01	$7.03	$11.87

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

	Mid Value	Mid Growth	Small Value	Small Core	Small Growth
Assets:
Investment in Series Portfolios/MP, at value (A)	$434,614,479	$15,771,348	$6,558,246	$12,173,750	$10,671,631
Receivables:
Shares sold	—	2,959	705	4,845	1,007
Due from adviser	51,205	10,018	4,117	4,260	7,495
Prepaid expenses	1,611	48	22	20	37
Total assets	434,667,295	15,784,373	6,563,090	12,182,875	10,680,170

Liabilities:
Payables and other liabilities:
Shares redeemed	6,602,374	—	—	—	—
Administration/Investment advisory fees (B)	17,514	670	273	508	436
Distribution fees	87,569	3,350	1,365	2,538	2,180
Trustees, CCO and deferred compensation fees	769	36	14	30	19
Audit and tax fees	9,112	4,103	3,950	4,077	3,997
Custody and accounting fees	1,831	1,831	1,831	1,831	1,831
Legal fees	6,434	385	142	497	188
Printing and shareholder reports fees	6,816	539	—	909	250
Registration fees	—	—	5,401	4,782	1,400
Other	3,398	112	52	102	70
Total liabilities	6,735,817	11,026	13,028	15,274	10,371
Net assets	$427,931,478	$15,773,347	$6,550,062	$12,167,601	$10,669,799

Net assets consist of:
Paid-in capital	$375,222,702	$17,133,624	$5,159,608	$104,236,881	$7,595,904
Undistributed (distributions in excess of) net investment income (loss)	(528,542)	(14,377)	(3,050)	(9,117)	(28,572)
Accumulated net realized gain (loss) allocated from Series Portfolios/MP (A)	15,813,449	527,605	(2,702,665)	(42,806,196)	856,896
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	37,423,869	(1,873,505)	4,096,169	(49,253,967)	2,245,571
Net assets	$427,931,478	$15,773,347	$6,550,062	$12,167,601	$10,669,799
Shares of common stock outstanding ($0.00001 par value)	24,264,737	1,504,918	317,363	859,916	555,477
Net asset value per share	$17.64	$10.48	$20.64	$14.15	$19.21

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

International Equity
Assets:
Investment in Series Portfolios/MP, at value (A)	$40,354,488
Receivables:
Shares sold	8,743
Due from adviser	3,340
Prepaid expenses	134
Total assets	40,366,705

Liabilities:
Payables and other liabilities:
Administration/Investment advisory fees (B)	1,698
Distribution fees	8,489
Trustees, CCO and deferred compensation fees	92
Audit and tax fees	4,470
Custody and accounting fees	1,831
Legal fees	912
Printing and shareholder reports fees	1,173
Registration fees	5,265
Other	257
Total liabilities	24,187
Net assets	$40,342,518

Net assets consist of:
Paid-in capital	$324,959,562
Undistributed (distributions in excess of) net investment income (loss)	29,865
Accumulated net realized gain (loss) allocated from Series Portfolios/MP (A)	(235,975,034)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(48,671,875)
Net assets	$40,342,518
Shares of common stock outstanding ($0.00001 par value)	6,605,145
Net asset value per share	$6.11

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Net investment income (loss) allocated from Series Portfolios/MP (A):
Dividend income	$—	$—	$—	$21,526	$98,551
Interest income	521,468	551,908	548,073	5,260,371	10,682,312
Net income (loss) from securities lending	—	2,170	3,248	19,719	—
Withholding taxes on foreign income	—	(1)	—	4	—
Expenses (net of waiver and/or reimbursement)	(308,125)	(105,226)	(158,653)	(670,937)	(896,866)
Total investment income (loss)	213,343	448,851	392,668	4,630,683	9,883,997

Expenses:
Administration/Investment advisory fees (B)	55,977	13,917	19,807	90,485	78,241
Distribution fees	279,883	69,587	99,037	452,425	391,208
Trustees, CCO and deferred compensation fees	2,183	536	780	3,577	3,103
Audit and tax fees	6,502	4,540	4,765	8,296	7,617
Custody and accounting fees	9,988	5,516	5,516	5,516	5,516
Legal fees	4,710	1,159	1,635	7,805	6,810
Printing and shareholder reports fees	11,447	1,800	2,493	11,349	10,555
Registration fees	28,019	12,192	13,530	18,237	19,333
Other	2,880	997	1,165	4,492	3,901
Total expenses before waiver and/or reimbursement and recapture	401,589	110,244	148,728	602,182	526,284
Expenses waived and/or reimbursed	(240,304)	(34,543)	(49,813)	(96,674)	(93,044)
Recapture of previously waived and/or reimbursed fees	59,068	—	—	—	—
Net expenses	220,353	75,701	98,915	505,508	433,240
Net investment income (loss)	(7,010)	373,150	293,753	4,125,175	9,450,757

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios/MP (A):
Net realized gain (loss)	6,490	(83,540)	(325,085)	2,049,491	(4,169,996)
Net change in unrealized appreciation (depreciation)	—	450,098	4,186,384	12,021,591	16,566,631
Net realized and change in unrealized gain (loss)	6,490	366,558	3,861,299	14,071,082	12,396,635
Net increase (decrease) in net assets resulting from operations	$(520)	$739,708	$4,155,052	$18,196,257	$21,847,392

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

	Balanced	Large Value	Stock Index	Large Core	Large Growth
Net investment income (loss) allocated from Series Portfolios/MP (A):
Dividend income	$31,213	$1,289,191	$6,935,312	$155,347	$502,459
Interest income	28,086	127	61,380	15	110
Net income (loss) from securities lending	382	42,348	14,457	1,413	26,625
Withholding taxes on foreign income	(265)	—	(8,021)	(14)	(4,987)
Expenses (net of waiver and/or reimbursement)	(12,986)	(219,095)	(127,731)	(34,812)	(322,536)
Total investment income (loss)	46,430	1,112,571	6,875,397	121,949	201,671

Expenses:
Administration/Investment advisory fees (B)	1,296	23,224	319,915	2,768	25,078
Distribution fees	6,481	116,119	799,788	13,838	125,388
Trustees, CCO and deferred compensation fees	51	929	6,642	100	1,005
Audit and tax fees	3,911	5,001	12,656	3,980	5,110
Custody and accounting fees	5,516	5,516	7,071	5,516	5,516
Legal fees	109	2,006	15,486	200	2,223
Printing and shareholder reports fees	287	3,011	22,973	392	3,314
Registration fees	11,041	14,188	22,736	11,096	12,755
Other	647	1,361	8,800	682	1,471
Total expenses before waiver and/or reimbursement and recapture	29,339	171,355	1,216,067	38,572	181,860
Expenses waived and/or reimbursed	(22,881)	(42,093)	(384,052)	(23,566)	(53,000)
Net expenses	6,458	129,262	832,015	15,006	128,860
Net investment income (loss)	39,972	983,309	6,043,382	106,943	72,811

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios/MP (A):
Net realized gain (loss)	47,202	(1,268,888)	2,434,504	25,461	2,456,469
Net change in unrealized appreciation (depreciation)	88,418	(4,033,978)	12,039,141	(442,385)	(5,740,022)
Net realized and change in unrealized gain (loss)	135,620	(5,302,866)	14,473,645	(416,924)	(3,283,553)
Net increase (decrease) in net assets resulting from operations	$175,592	$(4,319,557)	$20,517,027	$(309,981)	$(3,210,742)

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

	Mid Value	Mid Growth	Small Value	Small Core	Small Growth
Net investment income (loss) allocated from Series Portfolios/MP (A):
Dividend income	$4,112,838	$58,666	$60,378	$126,467	$24,147
Interest income	2,833	7	20	21	45
Net income (loss) from securities lending	142,226	2,918	3,608	2,629	4,381
Withholding taxes on foreign income	(34,869)	(548)	(44)	(13)	—
Expenses (net of waiver and/or reimbursement)	(1,405,481)	(59,577)	(27,377)	(50,418)	(44,739)
Total investment income (loss)	2,817,547	1,466	36,585	78,686	(16,166)

Expenses:
Administration/Investment advisory fees (B)	101,701	3,969	1,608	3,006	2,485
Distribution fees	508,505	19,848	8,042	15,029	12,423
Trustees, CCO and deferred compensation fees	3,967	163	66	128	99
Audit and tax fees	8,283	4,055	3,932	4,009	3,972
Custody and accounting fees	5,516	5,516	5,516	5,516	5,516
Legal fees	7,852	393	152	401	216
Printing and shareholder reports fees	11,222	710	527	833	436
Registration fees	34,059	15,116	11,396	11,318	17,371
Other	4,492	738	663	727	683
Total expenses before waiver and/or reimbursement and recapture	685,597	50,508	31,902	40,967	43,201
Expenses waived and/or reimbursed	(260,462)	(34,665)	(23,894)	(25,256)	(30,795)
Net expenses	425,135	15,843	8,008	15,711	12,406
Net investment income (loss)	2,392,412	(14,377)	28,577	62,975	(28,572)

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios/MP (A):
Net realized gain (loss)	10,855,552	(639,539)	(143,203)	(450,078)	868,814
Net change in unrealized appreciation (depreciation)	16,269,524	518,763	180,589	857,311	(245,524)
Net realized and change in unrealized gain (loss)	27,125,076	(120,776)	37,386	407,233	623,290
Net increase (decrease) in net assets resulting from operations	$29,517,488	$(135,153)	$65,963	$470,208	$594,718

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

International Equity
Net investment income (loss) allocated from Series Portfolios/MP (A):
Dividend income	$930,772
Interest income	721
Net income (loss) from securities lending	24,763
Withholding taxes on foreign income	(97,421)
Expenses (net of waiver and/or reimbursement)	(171,022)
Total investment income (loss)	687,813

Expenses:
Administration/Investment advisory fees (B)	10,284
Distribution fees	51,421
Trustees, CCO and deferred compensation fees	421
Audit and tax fees	4,365
Custody and accounting fees	5,516
Legal fees	966
Printing and shareholder reports fees	1,532
Registration fees	11,726
Other	920
Total expenses before waiver and/or reimbursement and recapture	87,151
Expenses waived and/or reimbursed	(20,899)
Net expenses	66,252
Net investment income (loss)	621,561

Net realized and change in unrealized gain (loss) on investments allocated from Series Portfolios/MP (A):
Net realized gain (loss)	(968,390)
Net change in unrealized appreciation (depreciation)	(1,273,486)
Net realized and change in unrealized gain (loss)	(2,241,876)
Net increase (decrease) in net assets resulting from operations	$(1,620,315)

(A)	Master Portfolio (“MP”) applies only to Stock Index.
(B)	Investment advisory fees only apply to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Money Market (A)		High Quality Bond		Inflation-Protected Securities
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (B):
Net investment income (loss)	$(7,010)	$(1,695)	$373,150	$593,904	$293,753	$(110,902)
Net realized gain (loss)	6,490	1,131	(83,540)	(138,355)	(325,085)	(211,397)
Net change in unrealized appreciation (depreciation)	—	—	450,098	(213,731)	4,186,384	(1,382,713)
Net increase (decrease) in net assets resulting from operations	(520)	(564)	739,708	241,818	4,155,052	(1,705,012)

Dividends and/or distributions to shareholders:
Net investment income	—	—	(500,067)	(1,035,563)	(95,676)	(166,609)

Capital share transactions:
Proceeds from shares sold	64,767,698	244,618,004	7,038,018	20,856,010	6,409,950	17,416,587
Dividends and/or distributions reinvested	—	—	500,067	1,035,563	95,676	166,609
Cost of shares redeemed	(66,984,201)	(271,451,225)	(8,100,147)	(21,949,949)	(5,694,986)	(24,780,580)
Net increase (decrease) in net assets resulting from capital share transactions	(2,216,503)	(26,833,221)	(562,062)	(58,376)	810,640	(7,197,384)
Net increase (decrease) in net assets	(2,217,023)	(26,833,785)	(322,421)	(852,121)	4,870,016	(9,069,005)

Net assets:
Beginning of period/year	225,993,790	252,827,575	57,227,432	58,079,553	76,421,011	85,490,016
End of period/year	$223,776,767	$225,993,790	$56,905,011	$57,227,432	$81,291,027	$76,421,011
Undistributed (distributions in excess of) net investment income (loss)	$(7,010)	$—	$(123,463)	$3,454	$198,077	$—

Capital share transactions - shares:
Shares sold	64,767,702	244,618,037	692,125	2,037,939	666,437	1,795,963
Shares reinvested	—	—	49,241	101,649	9,753	17,446
Shares redeemed	(66,984,208)	(271,451,256)	(797,344)	(2,147,707)	(589,687)	(2,559,166)
Net increase (decrease) in shares outstanding	(2,216,506)	(26,833,219)	(55,978)	(8,119)	86,503	(745,757)

(A)	Effective May 2, 2016, the Fund underwent a 10.06-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Core Bond		High Yield Bond		Balanced
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$4,125,175	$7,868,705	$9,450,757	$18,817,180	$39,972	$73,919
Net realized gain (loss)	2,049,491	871,666	(4,169,996)	(5,400,798)	47,202	265,242
Net change in unrealized appreciation (depreciation)	12,021,591	(7,590,038)	16,566,631	(27,719,387)	88,418	(317,751)
Net increase (decrease) in net assets resulting from operations	18,196,257	1,150,333	21,847,392	(14,303,005)	175,592	21,410

Dividends and/or distributions to shareholders:
Net investment income	(4,096,334)	(8,469,520)	(9,496,803)	(18,707,263)	(40,766)	(79,030)
Net realized gains	—	(2,780,080)	—	—	—	—
Total dividends and/or distributions to shareholders	(4,096,334)	(11,249,600)	(9,496,803)	(18,707,263)	(40,766)	(79,030)

Capital share transactions:
Proceeds from shares sold	37,182,771	120,943,582	31,488,817	98,414,492	189,988	282,527
Dividends and/or distributions reinvested	4,096,334	11,249,600	9,496,803	18,707,263	40,766	79,030
Cost of shares redeemed	(55,181,818)	(159,150,869)	(24,778,772)	(119,193,777)	(247,462)	(703,375)
Net increase (decrease) in net assets resulting from capital share transactions	(13,902,713)	(26,957,687)	16,206,848	(2,072,022)	(16,708)	(341,818)
Net increase (decrease) in net assets	197,210	(37,056,954)	28,557,437	(35,082,290)	118,118	(399,438)

Net assets:
Beginning of period/year	373,605,164	410,662,118	305,039,843	340,122,133	5,272,662	5,672,100
End of period/year	$373,802,374	$373,605,164	$333,597,280	$305,039,843	$5,390,780	$5,272,662
Undistributed (distributions in excess of) net investment income (loss)	$28,841	$—	$(46,046)	$—	$(794)	$—

Capital share transactions - shares:
Shares sold	3,462,614	11,098,033	3,953,479	11,373,215	15,082	22,271
Shares reinvested	378,161	1,047,047	1,173,271	2,213,475	3,217	6,297
Shares redeemed	(5,152,460)	(14,601,139)	(3,138,441)	(13,920,956)	(19,855)	(55,267)
Net increase (decrease) in shares outstanding	(1,311,685)	(2,456,059)	1,988,309	(334,266)	(1,556)	(26,699)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Value		Stock Index		Large Core
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$983,309	$1,220,392	$6,043,382	$13,565,288	$106,943	$102,141
Net realized gain (loss)	(1,268,888)	9,776,517	2,434,504	22,984,689	25,461	1,049,147
Net change in unrealized appreciation (depreciation)	(4,033,978)	(11,364,465)	12,039,141	(28,057,676)	(442,385)	(1,290,715)
Net increase (decrease) in net assets resulting from operations	(4,319,557)	(367,556)	20,517,027	8,492,301	(309,981)	(139,427)

Dividends and/or distributions to shareholders:
Net investment income	(1,019,680)	(1,234,875)	(7,295,362)	(13,645,101)	(108,228)	(103,756)

Capital share transactions:
Proceeds from shares sold	5,747,380	20,510,123	53,362,817	171,152,182	472,955	5,538,305
Dividends and/or distributions reinvested	1,019,680	1,234,875	7,295,362	13,645,101	108,228	103,756
Cost of shares redeemed	(7,128,478)	(23,515,630)	(154,060,131)	(360,407,295)	(2,030,996)	(1,275,962)
Net increase (decrease) in net assets resulting from capital share transactions	(361,418)	(1,770,632)	(93,401,952)	(175,610,012)	(1,449,813)	4,366,099
Net increase (decrease) in net assets	(5,700,655)	(3,373,063)	(80,180,287)	(180,762,812)	(1,868,022)	4,122,916

Net assets:
Beginning of period/year	99,418,037	102,791,100	707,280,913	888,043,725	11,995,182	7,872,266
End of period/year	$93,717,382	$99,418,037	$627,100,626	$707,280,913	$10,127,160	$11,995,182
Undistributed (distributions in excess of) net investment income (loss)	$(33,014)	$3,357	$(187,668)	$1,064,312	$(1,285)	$—

Capital share transactions - shares:
Shares sold	433,211	1,403,017	4,014,506	12,399,132	68,823	743,154
Shares reinvested	74,333	85,433	531,138	1,006,166	15,257	14,131
Shares redeemed	(534,584)	(1,589,661)	(11,530,954)	(26,163,056)	(289,498)	(169,269)
Net increase (decrease) in shares outstanding	(27,040)	(101,211)	(6,985,310)	(12,757,758)	(205,418)	588,016

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Growth		Mid Value		Mid Growth
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$72,811	$81,888	$2,392,412	$4,195,475	$(14,377)	$(62,655)
Net realized gain (loss)	2,456,469	6,771,603	10,855,552	27,154,876	(639,539)	3,093,288
Net change in unrealized appreciation (depreciation)	(5,740,022)	2,840,662	16,269,524	(33,644,437)	518,763	(2,847,870)
Net increase (decrease) in net assets resulting from operations	(3,210,742)	9,694,153	29,517,488	(2,294,086)	(135,153)	182,763

Dividends and/or distributions to shareholders:
Net investment income	(80,887)	(97,862)	(2,920,954)	(4,565,013)	—	—
Net realized gains	—	—	—	(46,590,194)	—	(2,967,739)
Total dividends and/or distributions to shareholders	(80,887)	(97,862)	(2,920,954)	(51,155,207)	—	(2,967,739)

Capital share transactions:
Proceeds from shares sold	4,824,705	17,259,408	67,000,916	111,162,775	1,253,515	4,537,258
Dividends and/or distributions reinvested	80,887	97,862	2,920,954	51,155,207	—	2,967,739
Cost of shares redeemed	(6,850,293)	(30,015,178)	(44,198,829)	(105,254,166)	(2,419,895)	(10,331,123)
Net increase (decrease) in net assets resulting from capital share transactions	(1,944,701)	(12,657,908)	25,723,041	57,063,816	(1,166,380)	(2,826,126)
Net increase (decrease) in net assets	(5,236,330)	(3,061,617)	52,319,575	3,614,523	(1,301,533)	(5,611,102)

Net assets:
Beginning of period/year	107,368,536	110,430,153	375,611,903	371,997,380	17,074,880	22,685,982
End of period/year	$102,132,206	$107,368,536	$427,931,478	$375,611,903	$15,773,347	$17,074,880
Undistributed (distributions in excess of) net investment income (loss)	$(6,083)	$1,993	$(528,542)	$—	$(14,377)	$—

Capital share transactions - shares:
Shares sold	421,666	1,452,403	4,070,667	5,844,292	125,210	328,485
Shares reinvested	6,890	8,300	169,265	3,000,175	—	285,085
Shares redeemed	(598,399)	(2,504,555)	(2,681,508)	(5,539,509)	(240,049)	(737,989)
Net increase (decrease) in shares outstanding	(169,843)	(1,043,852)	1,558,424	3,304,958	(114,839)	(124,419)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Small Value		Small Core		Small Growth
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$28,577	$56,684	$62,975	$163,514	$(28,572)	$(22,509)
Net realized gain (loss)	(143,203)	1,661,673	(450,078)	545,416	868,814	586,226
Net change in unrealized appreciation (depreciation)	180,589	(2,146,639)	857,311	(2,180,059)	(245,524)	(171,343)
Net increase (decrease) in net assets resulting from operations	65,963	(428,282)	470,208	(1,471,129)	594,718	392,374

Dividends and/or distributions to shareholders:
Net investment income	(41,057)	(45,342)	(77,294)	(171,308)	—	(33,723)
Net realized gains	—	—	—	—	—	(382,727)
Total dividends and/or distributions to shareholders	(41,057)	(45,342)	(77,294)	(171,308)	—	(416,450)

Capital share transactions:
Proceeds from shares sold	162,319	389,385	164,382	1,553,920	580,044	1,390,580
Dividends and/or distributions reinvested	41,057	45,342	77,294	171,308	—	416,450
Cost of shares redeemed	(387,161)	(1,789,266)	(1,185,494)	(14,914,597)	(705,946)	(2,630,524)
Net increase (decrease) in net assets resulting from capital share transactions	(183,785)	(1,354,539)	(943,818)	(13,189,369)	(125,902)	(823,494)
Net increase (decrease) in net assets	(158,879)	(1,828,163)	(550,904)	(14,831,806)	468,816	(847,570)

Net assets:
Beginning of period/year	6,708,941	8,537,104	12,718,505	27,550,311	10,200,983	11,048,553
End of period/year	$6,550,062	$6,708,941	$12,167,601	$12,718,505	$10,669,799	$10,200,983
Undistributed (distributions in excess of) net investment income (loss)	$(3,050)	$9,430	$(9,117)	$5,202	$(28,572)	$—

Capital share transactions - shares:
Shares sold	8,323	17,547	12,316	103,092	33,021	71,683
Shares reinvested	2,004	2,079	5,491	11,691	—	22,872
Shares redeemed	(19,343)	(79,827)	(88,780)	(988,100)	(39,610)	(135,753)
Net increase (decrease) in shares outstanding	(9,016)	(60,201)	(70,973)	(873,317)	(6,589)	(41,198)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	International Equity
	June 30, 2016 (unaudited)	December 31, 2015
From operations allocated from Series Portfolios/MP (A):
Net investment income (loss)	$621,561	$984,814
Net realized gain (loss)	(968,390)	(1,306,430)
Net change in unrealized appreciation (depreciation)	(1,273,486)	(197,047)
Net increase (decrease) in net assets resulting from operations	(1,620,315)	(518,663)

Dividends and/or distributions to shareholders:
Net investment income	(591,696)	(973,063)
Return of capital	—	(70,718)
Total dividends and/or distributions to shareholders	(591,696)	(1,043,781)

Capital share transactions:
Proceeds from shares sold	1,986,236	7,384,258
Dividends and/or distributions reinvested	591,696	1,043,781
Cost of shares redeemed	(3,180,178)	(16,949,363)
Net increase (decrease) in net assets resulting from capital share transactions	(602,246)	(8,521,324)
Net increase (decrease) in net assets	(2,814,257)	(10,083,768)

Net assets:
Beginning of period/year	43,156,775	53,240,543
End of period/year	$40,342,518	$43,156,775
Undistributed (distributions in excess of) net investment income (loss)	$29,865	$—

Capital share transactions - shares:
Shares sold	329,201	1,087,255
Shares reinvested	96,012	149,622
Shares redeemed	(519,288)	(2,404,761)
Net increase (decrease) in shares outstanding	(94,075)	(1,167,884)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Money Market (A)
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations: (B)
Net investment income (loss) (C)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	—		(0.00	)(D)
Net realized and unrealized gain (loss)	0.00	(D)	0.00	(D)	0.00	(D)	0.00	(D)	—		0.00	(D)
Total investment operations	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	(0.00	)(D)	—		0.00	(D)
Dividends and/or distributions to shareholders:
Net investment income	—		—		—		(0.00	)(D)	—		—
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	0.00	%(F)(G)	0.00	%(F)	0.00	%(F)	0.00	%(F)	0.00	%(F)	0.00	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$223,777		$225,994		$252,828		$316,371		$348,183		$385,219
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.63	%(H)	0.62%		0.63%		0.62%		0.63%		0.61%
Including waiver and/or reimbursement and recapture (I)	0.47	%(H)	0.29%		0.23%		0.22%		0.18%		0.24%
Net investment income (loss) to average net assets (B)	(0.01	)%(H)	(0.00	)%(F)	(0.00	)%(F)	(0.00	)%(F)	—%		(0.00	)%(F)

(A)	Effective May 2, 2016, the Fund underwent a 10.06-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Not annualized.
(H)	Annualized.
(I)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Affiliates and Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	High Quality Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.11		$10.25	$10.37	$10.57	$10.51	$10.56
Investment operations: (A)
Net investment income (loss) (B)	0.07		0.10	0.13	0.16	0.19	0.23
Net realized and unrealized gain (loss)	0.07		(0.06)	(0.07)	(0.14)	0.08	(0.04)
Total investment operations	0.14		0.04	0.06	0.02	0.27	0.19
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.18)	(0.18)	(0.22)	(0.21)	(0.24)
Net asset value, end of period/year	$10.16		$10.11	$10.25	$10.37	$10.57	$10.51
Total return (C)	1.40	%(D)	0.38%	0.55%	0.19%	2.63%	1.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,905		$57,227	$58,080	$64,958	$85,258	$88,458
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	0.77	%(E)	0.76%	0.77%	0.75%	0.76%	0.74%
Including waiver and/or reimbursement	0.65	%(E)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets (A)	1.34	%(E)	1.01%	1.21%	1.56%	1.83%	2.16%
Portfolio turnover rate of Series Portfolio	51	%(D)	70%	92%	77%	68%	84%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Inflation-Protected Securities
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$9.42		$9.65		$9.58		$10.78		$11.10		$10.28
Investment operations: (A)
Net investment income (loss) (B)	0.04		(0.01)		0.09		0.02		0.13		0.33
Net realized and unrealized gain (loss)	0.47		(0.20)		0.18		(0.94)		0.63		0.89
Total investment operations	0.51		(0.21)		0.27		(0.92)		0.76		1.22
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—		(0.14)		(0.03)		(0.17)		(0.33)
Net realized gains	—		—		(0.03)		(0.25)		(0.91)		(0.07)
Return of capital	—		(0.02)		(0.03)		—		—		—
Total dividends and/or distributions to shareholders	(0.01)		(0.02)		(0.20)		(0.28)		(1.08)		(0.40)
Net asset value, end of period/year	$9.92		$9.42		$9.65		$9.58		$10.78		$11.10
Total return (C)	5.43	%(D)	(2.18)%		2.74%		(8.55)%		6.88%		12.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,291		$76,421		$85,490		$86,788		$122,166		$108,721
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	0.81	%(E)	0.80%		0.78%		0.76%		0.77%		0.75%
Including waiver and/or reimbursement	0.65	%(E)(F)	0.65	%(F)	0.65	%(F)	0.65	%(F)	0.65	%(F)	0.65%
Net investment income (loss) to average net assets (A)	0.74	%(E)	(0.13)%		0.93%		0.23%		1.15%		3.06%
Portfolio turnover rate of Series Portfolio	38	%(D)	54%		81%		99%		103%		134%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Core Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.59		$10.88	$10.66	$11.21		$11.08	$10.77
Investment operations: (A)
Net investment income (loss) (B)	0.12		0.22	0.25	0.26		0.31	0.36
Net realized and unrealized gain (loss)	0.42		(0.19)	0.39	(0.40)		0.55	0.27
Total investment operations	0.54		0.03	0.64	(0.14)		0.86	0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.24)	(0.29)	(0.38)		(0.37)	(0.30)
Net realized gains	—		(0.08)	(0.13)	(0.03)		(0.36)	(0.02)
Return of capital	—		—	—	(0.00	)(C)	—	—
Total dividends and/or distributions to shareholders	(0.12)		(0.32)	(0.42)	(0.41)		(0.73)	(0.32)
Net asset value, end of period/year	$11.01		$10.59	$10.88	$10.66		$11.21	$11.08
Total return (D)	5.13	%(E)	0.21%	5.99%	(1.22)%		7.97%	5.94%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$373,802		$373,605	$410,662	$400,409		$445,634	$481,012
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	0.70	%(F)	0.71%	0.72%	0.72%		0.73%	0.72%
Including waiver and/or reimbursement	0.65	%(F)	0.65%	0.65%	0.65%		0.65%	0.65%
Net investment income (loss) to average net assets (A)	2.28	%(F)	1.99%	2.32%	2.39%		2.78%	3.28%
Portfolio turnover rate of Series Portfolio	19	%(E)	46%	184%	200%		297%	406%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	High Yield Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$7.91		$8.74	$9.09	$9.02	$8.43	$8.70
Investment operations: (A)
Net investment income (loss) (B)	0.24		0.47	0.51	0.56	0.62	0.68
Net realized and unrealized gain (loss)	0.31		(0.83)	(0.25)	0.07	0.60	(0.29)
Total investment operations	0.55		(0.36)	0.26	0.63	1.22	0.39
Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.47)	(0.51)	(0.56)	(0.63)	(0.66)
Net realized gains	—		—	(0.10)	—	—	—
Total dividends and/or distributions to shareholders	(0.24)		(0.47)	(0.61)	(0.56)	(0.63)	(0.66)
Net asset value, end of period/year	$8.22		$7.91	$8.74	$9.09	$9.02	$8.43
Total return (C)	7.04	%(D)	(4.35)%	2.88%	7.20%	14.86%	4.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$333,597		$305,040	$340,122	$317,237	$298,141	$256,281
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	0.91	%(E)	0.91%	0.92%	0.92%	0.94%	0.92%
Including waiver and/or reimbursement	0.85	%(E)	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets (A)	6.04	%(E)	5.45%	5.60%	6.11%	6.97%	7.77%
Portfolio turnover rate of Series Portfolio	19	%(D)	44%	97%	51%	102%	81%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Balanced
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.53		$12.68	$11.64	$10.08	$9.04	$8.92
Investment operations: (A)
Net investment income (loss) (B)	0.10		0.17	0.18	0.13	0.15	0.18
Net realized and unrealized gain (loss)	0.33		(0.14)	1.06	1.67	1.04	0.11
Total investment operations	0.43		0.03	1.24	1.80	1.19	0.29
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.18)	(0.20)	(0.24)	(0.15)	(0.17)
Net asset value, end of period/year	$12.86		$12.53	$12.68	$11.64	$10.08	$9.04
Total return (C)	3.43	%(D)	0.28%	10.72%	18.04%	13.26%	3.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,391		$5,273	$5,672	$5,741	$5,764	$5,360
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.65	%(E)	1.44%	1.56%	1.55%	1.71%	1.66%
Including waiver and/or reimbursement (F)	0.75	%(E)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) to average net assets (A)	1.54	%(E)	1.34%	1.45%	1.19%	1.58%	2.01%
Portfolio turnover rate of Series Portfolio	15	%(D)	50%	92%	123%	150%	245%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Large Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$14.32		$14.60	$13.46	$9.92	$8.63	$8.58
Investment operations: (A)
Net investment income (loss) (B)	0.14		0.18	0.13	0.17	0.17	0.12
Net realized and unrealized gain (loss)	(0.75)		(0.28)	1.15	3.55	1.30	0.05
Total investment operations	(0.61)		(0.10)	1.28	3.72	1.47	0.17
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.18)	(0.14)	(0.18)	(0.18)	(0.12)
Net asset value, end of period/year	$13.56		$14.32	$14.60	$13.46	$9.92	$8.63
Total return (C)	(4.29	)%(D)	(0.69)%	9.54%	37.73%	17.08%	2.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$93,717		$99,418	$102,791	$120,005	$107,969	$115,207
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	0.84	%(E)	0.83%	0.83%	0.83%	0.84%	0.81%
Including waiver and/or reimbursement	0.75	%(E)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) to average net assets (A)	2.12	%(E)	1.21%	0.96%	1.43%	1.81%	1.41%
Portfolio turnover rate of Series Portfolio	24	%(D)	65%	69%	99%	48%	55%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Stock Index
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.67		$13.77	$12.36	$9.53	$8.44	$8.41
Investment operations: (A)
Net investment income (loss) (B)	0.13		0.24	0.22	0.20	0.19	0.16
Net realized and unrealized gain (loss)	0.37		(0.10)	1.42	2.83	1.13	(0.01)
Total investment operations	0.50		0.14	1.64	3.03	1.32	0.15
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.24)	(0.23)	(0.20)	(0.23)	(0.12)
Net asset value, end of period/year	$14.01		$13.67	$13.77	$12.36	$9.53	$8.44
Total return (C)	3.66	%(D)	1.08%	13.33%	32.06%	15.71%	1.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$627,101		$707,281	$888,044	$1,011,521	$914,519	$852,749
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	0.42	%(E)	0.42%	0.38%	0.38%	0.40%	0.38%
Including waiver and/or reimbursement (F)	0.30	%(E)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets (A)	1.89	%(E)	1.73%	1.72%	1.80%	2.03%	1.83%
Portfolio turnover rate of MP	2	%(D)	2%	3%	2%	10%	5%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio (“MP”).
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying MP level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Large Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$7.29		$7.44	$6.53	$4.82	$4.18	$4.09
Investment operations: (A)
Net investment income (loss) (B)	0.07		0.08	0.05	0.07	0.07	0.05
Net realized and unrealized gain (loss)	(0.26)		(0.16)	0.91	1.71	0.64	0.09
Total investment operations	(0.19)		(0.08)	0.96	1.78	0.71	0.14
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.07)	(0.05)	(0.07)	(0.07)	(0.05)
Net asset value, end of period/year	$7.03		$7.29	$7.44	$6.53	$4.82	$4.18
Total return (C)	(2.65	)%(D)	(1.02)%	14.80%	37.13%	16.95%	3.34%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,127		$11,995	$7,872	$7,478	$6,159	$5,328
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.33	%(E)	1.28%	1.43%	1.46%	1.74%	1.47%
Including waiver and/or reimbursement	0.90	%(E)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets (A)	1.93	%(E)	1.04%	0.75%	1.16%	1.43%	1.08%
Portfolio turnover rate of Series Portfolio	24	%(D)	64%	70%	116%	54%	63%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Large Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$12.24		$11.25	$10.20	$7.58		$6.64		$6.79
Investment operations: (A)
Net investment income (loss) (B)	0.01		0.01	0.02	0.03		0.04		0.01
Net realized and unrealized gain (loss)	(0.37)		0.99	1.05	2.62		0.94		(0.15)
Total investment operations	(0.36)		1.00	1.07	2.65		0.98		(0.14)
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	(0.02)	(0.03)		(0.04)		(0.01)
Net asset value, end of period/year	$11.87		$12.24	$11.25	$10.20		$7.58		$6.64
Total return (C)	(2.95	)%(D)	8.89%	10.46%	35.00%		14.76%		(2.12)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$102,132		$107,369	$110,430	$130,443		$137,751		$227,530
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.01	%(E)	0.99%	1.01%	1.00%		1.01%		0.98%
Including waiver and/or reimbursement	0.90	%(E)	0.90%	0.90%	0.90	%(F)	0.90	%(F)	0.90%
Net investment income (loss) to average net assets (A)	0.15	%(E)	0.07%	0.17%	0.32%		0.49%		0.09%
Portfolio turnover rate of Series Portfolio	14	%(D)	33%	73%	49%		53%		53%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Mid Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$16.54		$19.17	$20.91	$16.46		$13.96		$14.42
Investment operations: (A)
Net investment income (loss) (B)	0.10		0.20	0.24	0.14		0.18		0.13
Net realized and unrealized gain (loss)	1.12		(0.34)	2.26	5.18		2.50		(0.47)
Total investment operations	1.22		(0.14)	2.50	5.32		2.68		(0.34)
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.22)	(0.24)	(0.14)		(0.18)		(0.12)
Net realized gains	—		(2.27)	(4.00)	(0.73)		—		—
Total dividends and/or distributions to shareholders	(0.12)		(2.49)	(4.24)	(0.87)		(0.18)		(0.12)
Net asset value, end of period/year	$17.64		$16.54	$19.17	$20.91		$16.46		$13.96
Total return (C)	7.39	%(D)	(0.65)%	12.75%	32.68%		19.28%		(2.34)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$427,931		$375,612	$371,997	$470,530		$349,963		$290,325
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.03	%(E)	1.02%	1.03%	1.03%		1.05%		1.03%
Including waiver and/or reimbursement	0.90	%(E)	0.90%	0.90%	0.90	%(F)	0.90	%(F)	0.90%
Net investment income (loss) to average net assets (A)	1.18	%(E)	1.07%	1.12%	0.73%		1.17%		0.89%
Portfolio turnover rate of Series Portfolio	24	%(D)	37%	92%	53%		71%		69%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Mid Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.54		$13.01	$14.09	$13.69	$12.04	$12.95
Investment operations: (A)
Net investment income (loss) (B)	(0.01)		(0.04)	0.05	(0.03)	(0.01)	(0.07)
Net realized and unrealized gain (loss)	(0.05)		(0.20)	0.98	3.99	1.66	(0.84)
Total investment operations	(0.06)		(0.24)	1.03	3.96	1.65	(0.91)
Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.06)	—	—	—
Net realized gains	—		(2.23)	(1.97)	(3.56)	—	—
Return of capital	—		—	(0.08)	—	—	—
Total dividends and/or distributions to shareholders	—		(2.23)	(2.11)	(3.56)	—	—
Net asset value, end of period/year	$10.48		$10.54	$13.01	$14.09	$13.69	$12.04
Total return (C)	(0.57	)%(D)	(1.60)%	7.83%	30.10%	13.70%	(7.03)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,773		$17,075	$22,686	$33,879	$37,985	$42,808
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.40	%(E)	1.22%	1.24%	1.18%	1.19%	1.15%
Including waiver and/or reimbursement (F)	0.95	%(E)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets (A)	(0.18	)%(E)	(0.31)%	0.34%	(0.21)%	(0.09)%	(0.53)%
Portfolio turnover rate of Series Portfolio	27	%(D)	70%	60%	234%	178%	135%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Small Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$20.56		$22.08	$20.78	$15.65	$13.64	$13.53
Investment operations: (A)
Net investment income (loss) (B)	0.09		0.16	0.15	0.06	0.18	0.05
Net realized and unrealized gain (loss)	0.12		(1.55)	1.31	5.22	1.97	0.10
Total investment operations	0.21		(1.39)	1.46	5.28	2.15	0.15
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.13)	(0.16)	(0.15)	(0.14)	(0.04)
Net asset value, end of period/year	$20.64		$20.56	$22.08	$20.78	$15.65	$13.64
Total return (C)	1.01	%(D)	(6.33)%	7.08%	33.88%	15.81%	1.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,550		$6,709	$8,537	$11,948	$13,475	$15,014
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.89	%(E)	1.73%	1.67%	1.41%	1.47%	1.40%
Including waiver and/or reimbursement (F)	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets (A)	0.89	%(E)	0.73%	0.73%	0.31%	1.22%	0.37%
Portfolio turnover rate of Series Portfolio	42	%(D)	133%	18%	16%	15%	16%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Small Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.66		$15.27	$14.81	$11.17	$9.81	$10.08
Investment operations: (A)
Net investment income (loss) (B)	0.07		0.12	0.12	0.06	0.09	0.01
Net realized and unrealized gain (loss)	0.51		(1.60)	0.46	3.64	1.36	(0.26)
Total investment operations	0.58		(1.48)	0.58	3.70	1.45	(0.25)
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.13)	(0.12)	(0.06)	(0.09)	(0.02)
Net asset value, end of period/year	$14.15		$13.66	$15.27	$14.81	$11.17	$9.81
Total return (C)	4.24	%(D)	(9.72)%	3.94%	33.23%	14.84%	(2.47)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,168		$12,719	$27,550	$30,567	$32,600	$30,083
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.52	%(E)	1.32%	1.28%	1.27%	1.31%	1.28%
Including waiver and/or reimbursement	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets (A)	1.05	%(E)	0.82%	0.78%	0.46%	0.85%	0.05%
Portfolio turnover rate of Series Portfolio	72	%(D)	132%	148%	195%	59%	59%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Small Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$18.15		$18.31	$17.80	$12.93	$12.79	$13.71
Investment operations: (A)
Net investment income (loss) (B)	(0.05)		(0.04)	(0.11)	(0.11)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	1.11		0.65	0.62	4.98	0.20	(0.84)
Total investment operations	1.06		0.61	0.51	4.87	0.14	(0.92)
Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	—	—	—	—
Net realized gains	—		(0.71)	—	—	—	—
Total dividends and/or distributions to shareholders	—		(0.77)	—	—	—	—
Net asset value, end of period/year	$19.21		$18.15	$18.31	$17.80	$12.93	$12.79
Total return (C)	5.84	%(D)	3.31%	2.87%	37.67%	1.09%	(6.71)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,670		$10,201	$11,049	$13,660	$12,761	$19,353
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.78	%(E)	1.50%	1.61%	1.45%	1.62%	1.43%
Including waiver and/or reimbursement (F)	1.15	%(E)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets (A)	(0.57	)%(E)	(0.20)%	(0.63)%	(0.71)%	(0.43)%	(0.63)%
Portfolio turnover rate of Series Portfolio	50	%(D)	53%	78%	72%	209%	120%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	International Equity
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$6.44		$6.77	$7.55	$6.73	$5.88	$6.88
Investment operations: (A)
Net investment income (loss) (B)	0.09		0.14	0.19	0.08	0.09	0.09
Net realized and unrealized gain (loss)	(0.33)		(0.32)	(0.77)	0.82	0.90	(1.03)
Total investment operations	(0.24)		(0.18)	(0.58)	0.90	0.99	(0.94)
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.14)	(0.20)	(0.08)	(0.14)	(0.06)
Return of capital	—		(0.01)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.09)		(0.15)	(0.20)	(0.08)	(0.14)	(0.06)
Net asset value, end of period/year	$6.11		$6.44	$6.77	$7.55	$6.73	$5.88
Total return (C)	(3.75	)%(D)	(2.87)%	(7.97)%	13.50%	17.03%	(13.78)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,343		$43,157	$53,241	$80,876	$103,904	$137,269
Expenses to average net assets (A)
Excluding waiver and/or reimbursement	1.26	%(E)	1.21%	1.21%	1.20%	1.18%	1.15%
Including waiver and/or reimbursement	1.15	%(E)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets (A)	3.02	%(E)	2.02%	2.58%	1.10%	1.39%	1.36%
Portfolio turnover rate of Series Portfolio	13	%(D)	23%	28%	116%	23%	24%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Partners Funds Group II (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust is composed of twenty-one different series that are separate investment funds. Sixteen of the series are doing business as Transamerica Partners Institutional Fund Group, which are diversified open-ended management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund, with the exception of Transamerica Partners Institutional Stock Index, invests all of its investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”). Transamerica Partners Institutional Stock Index invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio” or “MP”).

Fund
Transamerica Partners Institutional Government Money Market (“Money Market”) (A)
Transamerica Partners Institutional High Quality Bond (“High Quality Bond”)
Transamerica Partners Institutional Inflation-Protected Securities (“Inflation-Protected Securities”)
Transamerica Partners Institutional Core Bond (“Core Bond”)
Transamerica Partners Institutional High Yield Bond (“High Yield Bond”)
Transamerica Partners Institutional Balanced (“Balanced”)
Transamerica Partners Institutional Large Value (“Large Value”)
Transamerica Partners Institutional Stock Index (“Stock Index”)
Transamerica Partners Institutional Large Core (“Large Core”)
Transamerica Partners Institutional Large Growth (“Large Growth”)
Transamerica Partners Institutional Mid Value (“Mid Value”)
Transamerica Partners Institutional Mid Growth (“Mid Growth”)
Transamerica Partners Institutional Small Value (“Small Value”)
Transamerica Partners Institutional Small Core (“Small Core”)
Transamerica Partners Institutional Small Growth (“Small Growth”)
Transamerica Partners Institutional International Equity (“International Equity”)

(A)	Formerly, Transamerica Partners Institutional Money Market. The Fund transitioned from a “prime” money market fund to a “government” money market fund on May 1, 2016.

The financial statements of the Series Portfolio and the MP are included within this report and should be read in conjunction with the Funds’ financial statements.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

1. ORGANIZATION (continued)

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Investment valuation: The value of each Fund’s investments in the corresponding Series Portfolio or MP, as noted in the Statements of Assets and Liabilities, reflects that Fund’s proportional interest in the net assets of the corresponding series of the Series Portfolio or the MP.

The valuation policy for the underlying securities held by the Series Portfolio is discussed in the Series Portfolio’s Notes to Financial Statements, which accompany this report. The valuation policy for the underlying securities held by the MP is discussed in the MP’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: Each Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the corresponding series of the Series Portfolio or the MP. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Series Portfolio or the MP are allocated pro rata among the investors and recorded by the Funds on a daily basis.

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each of the Funds. Expenses attributable to a Fund are charged to that Fund.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Funds’ investment adviser and administrator, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Trust are also officers and/or trustees of TAM, TFS, and TCI. No interested trustees, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receive compensation from the Trust. Similarly, none of the Trust’s officers and interested trustees receive compensation from the Funds. The independent trustees of the Trust are also trustees of the affiliated investment companies, for which they receive fees.

As of June 30, 2016, the percentage of each Fund’s interest in the Series Portfolio or MP, including any open receivable or payable, is as follows:

Fund	Percentage of Interest in Series Portfolio or MP
Money Market	25.56%
High Quality Bond	16.86
Inflation-Protected Securities	30.57
Core Bond	29.86
High Yield Bond	42.46
Balanced	3.61
Large Value	12.52
Stock Index	7.85
Large Core	3.65
Large Growth	11.99
Mid Value	51.49
Mid Growth	16.17
Small Value	10.11
Small Core	5.39
Small Growth	16.09
International Equity	11.21

As of June 30, 2016, the percentage of each Fund’s net assets owned by affiliated investors are as follows:

Money Market	Value	Percentage of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$126,396	0.06%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	79,847	0.04
Transamerica Institutional Asset Allocation – Long Horizon	53,196	0.02
Transamerica Institutional Asset Allocation – Short Horizon	25,257	0.01
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	21,349	0.01
Total	$306,045	0.14%

High Quality Bond
Transamerica Institutional Asset Allocation – Intermediate Horizon	$6,021,957	10.58%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	878,858	1.54
Transamerica Institutional Asset Allocation – Long Horizon	133,970	0.25
Transamerica Institutional Asset Allocation – Short Horizon	1,914,344	3.36
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	1,423,954	2.50
Total	$10,373,083	18.23%

Inflation-Protected Securities
Transamerica Institutional Asset Allocation – Intermediate Horizon	$9,105,346	11.20%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	4,062,877	5.00
Transamerica Institutional Asset Allocation – Long Horizon	909,124	1.12
Transamerica Institutional Asset Allocation – Short Horizon	1,910,399	2.35
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	1,443,568	1.77
Total	$17,431,314	21.44%

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Core Bond	Value	Percentage of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$19,199,127	5.13%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	6,985,781	1.87
Transamerica Institutional Asset Allocation – Long Horizon	1,069,927	0.29
Transamerica Institutional Asset Allocation – Short Horizon	5,813,509	1.55
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	3,725,681	1.00
Total	$36,794,025	9.84%

High Yield Bond
Transamerica Institutional Asset Allocation – Intermediate Horizon	$4,561,868	1.37%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	1,838,361	0.55
Transamerica Institutional Asset Allocation – Long Horizon	574,132	0.17
Transamerica Institutional Asset Allocation – Short Horizon	1,231,834	0.37
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	889,884	0.27
Total	$9,096,079	2.73%

Large Value
Transamerica Institutional Asset Allocation – Intermediate Horizon	$10,354,552	11.05%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	7,668,372	8.18
Transamerica Institutional Asset Allocation – Long Horizon	5,709,015	6.09
Transamerica Institutional Asset Allocation – Short Horizon	346,951	0.37
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	917,880	0.98
Total	$24,996,770	26.67%

Large Growth
Transamerica Institutional Asset Allocation – Intermediate Horizon	$10,546,669	10.33%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	8,665,474	8.49
Transamerica Institutional Asset Allocation – Long Horizon	6,241,830	6.11
Transamerica Institutional Asset Allocation – Short Horizon	361,772	0.35
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	922,165	0.90
Total	$26,737,910	26.18%

Mid Value
Transamerica Institutional Asset Allocation – Intermediate Horizon	$2,596,679	0.61%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	2,328,268	0.54
Transamerica Institutional Asset Allocation – Long Horizon	1,874,793	0.44
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	231,153	0.05
Total	$7,030,893	1.64%

Mid Growth
Transamerica Institutional Asset Allocation – Intermediate Horizon	$2,292,172	14.53%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	2,022,340	12.82
Transamerica Institutional Asset Allocation – Long Horizon	1,658,289	10.51
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	209,364	1.33
Total	$6,182,165	39.19%

Small Value
Transamerica Institutional Asset Allocation – Intermediate Horizon	$2,387,266	36.44%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	2,097,757	32.03
Transamerica Institutional Asset Allocation – Long Horizon	1,698,479	25.93
Total	$6,183,502	94.40%

Small Core
Transamerica Institutional Asset Allocation – Short Horizon	$239,912	1.97%
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	216,513	1.78
Total	$456,425	3.75%

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Small Growth	Value	Percentage of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$2,531,528	23.73%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	2,228,942	20.89
Transamerica Institutional Asset Allocation – Long Horizon	1,713,845	16.06
Total	$6,474,315	60.68%

International Equity
Transamerica Institutional Asset Allocation – Intermediate Horizon	$8,434,691	20.91%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	7,377,775	18.28
Transamerica Institutional Asset Allocation – Long Horizon	5,853,218	14.51
Transamerica Institutional Asset Allocation – Short Horizon	230,267	0.57
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	673,142	1.67
Total	$22,569,093	55.94%

Investment advisory fees: TAM provides general investment advice to each Fund pursuant to the investment advisory agreement. For its services, with the exception of Stock Index, each Fund is allocated investment advisory fees based on the interest owned in the corresponding Series Portfolio. The advisory fees are accrued daily on Average Net Assets (“ANA”) and payable monthly at an annual rate set forth in the Series Portfolio’s Notes to Financial Statements, which accompany this report. Currently, each Fund, other than Stock Index, invests all of its assets in a corresponding Series Portfolio, and the fees payable to TAM under the investment advisory agreement are reduced completely by the aggregate advisory fees allocated to the Funds by the corresponding Series Portfolio. For all Funds, excluding Stock Index, the investment advisory fees for each Fund is included in the Statements of Operations within Net investment income (loss) allocated from the Series Portfolio, in Expenses (net of waiver and/or reimbursement).

Stock Index pays TAM an annual fee of 0.10% of the Fund’s daily ANA, which includes both advisory and administrative services. This amount is reduced by the advisory fee charged by the MP of 0.05%. The investment advisory fees for Stock Index are included in Administration/Investment advisory fees within the Statements of Operations.

TAM has contractually agreed to waive and/or reimburse expenses of each Fund through May 1, 2017, to the extent that total operating expenses based on daily ANAs, including the expenses of the Series Portfolio or MP, and excluding interest expense, brokerage commissions, and certain extraordinary expenses exceed the following stated annual operating expense limits. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Fund	Operating Expense Limit
Money Market	0.50%
High Quality Bond	0.65
Inflation-Protected Securities	0.65
Core Bond	0.65
High Yield Bond	0.85
Balanced	0.75
Large Value	0.75
Stock Index	0.30
Large Core	0.90
Large Growth	0.90
Mid Value	0.90
Mid Growth	0.95
Small Value	1.10
Small Core	1.10
Small Growth	1.15
International Equity	1.15

TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time, has agreed to waive fees and/or reimburse expenses of Money Market to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts so waived or reimbursed upon Money Market attaining such yield as the Trust’s officers reasonably determine.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Once Money Market has maintained a daily positive yield for a reasonable amount of time, as determined by TAM, TAM is entitled to reimbursement by Money Market of the fees waived and/or expenses reimbursed by TAM or any of its affiliates to Money Market during any of the previous thirty-six (36) months. Waived and/or reimbursed expenses related to the maintenance of yield are included in Expenses waived and/or reimbursed within the Statement of Operations.

For the period ended June 30, 2016 and years ended December 31, 2015, December 31, 2014 and December 31, 2013, the amounts waived by TAM due to the maintenance of the yield are as follows:

Amounts Waived from Fiscal Years
2013	2014	2015	2016	Total
$ 933,607	$ 773,179	$ 493,299	$ 90,354	$ 2,290,439

As of June 30, 2016, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

Amounts Available from Fiscal Years
2013	2014	2015	2016	Total
$ 457,681	$ 773,179	$ 493,299	$ 90,354	$ 1,814,513

Distribution and service fees: The Trust has entered into a principal underwriting agreement with TCI. Pursuant to Rule 12b-1 of the 1940 Act, each Fund pays TCI at an annual rate of 0.25% of each Fund’s daily ANA in connection with the sale of shares in the Funds, as well as provide ongoing services to shareholders and to pay other marketing and advertising expenses. The distribution and service fees are included in Distribution fees within the Statements of Operations.

Administrative and transfer agent service fees: Effective March 1, 2016, the Trust has entered into an administrative services agreement with TAM for fund administration and transfer agent services. The Funds pay a fee to TAM (except Stock Index) at an annual rate of 0.05% on each Fund’s daily ANA. The administrative fees are included in Administration/Investment advisory fees within the Statements of Assets and Liabilities and Statements of Operations. TFS continues to provide transfer agency services to the Funds. The Funds do not pay a separate transfer agency fee. Prior to March 1, 2016, TFS provided administrative services to the Funds.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

4. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

5. STOCK SPLIT

Effective May 2, 2016, Money Market underwent a 10.06-for-1 share split. The net effect of the share split was to decrease each Fund’s NAV per share and increase the number of shares outstanding, with no impact to the aggregate market value of shares outstanding. The historical capital share activity presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect the share split.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”) and Transamerica Partners Portfolios (“TPP,” together with TPFG and TPFG II, the “Trusts”) (together, the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and each Trust, on behalf of each of their respective series listed below (each a “Fund” and collectively the “Funds”):

Transamerica Partners Institutional Balanced	Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Core Bond	Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Government Money Market (f/k/a Transamerica Partners Institutional Money Market)	Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional High Quality Bond	Transamerica Partners Institutional Small Value
Transamerica Partners Institutional High Yield Bond	Transamerica Partners Institutional Stock Index
Transamerica Partners Institutional Inflation-Protected Securities	Transamerica Institutional Asset Allocation – Intermediate Horizon
Transamerica Partners Institutional International Equity	Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
Transamerica Partners Institutional Large Core	Transamerica Institutional Asset Allocation – Long Horizon
Transamerica Partners Institutional Large Growth	Transamerica Institutional Asset Allocation – Short Horizon
Transamerica Partners Institutional Large Value	Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
Transamerica Partners Institutional Mid Growth

Each Fund listed in the chart above, except Transamerica Institutional Asset Allocation – Intermediate Horizon, Transamerica Institutional Asset Allocation – Intermediate/Long Horizon, Transamerica Institutional Asset Allocation – Long Horizon, Transamerica Institutional Asset Allocation – Short Horizon and Transamerica Institutional Asset Allocation – Short/Intermediate Horizon (each an “Institutional Asset Allocation Fund” and collectively, the “Institutional Asset Allocation Funds”) is a series of Transamerica Partners Funds Group II. Each of the Institutional Asset Allocation Funds is a series of Transamerica Partners Funds Group. A discussion of the Boards’ considerations with respect to the series of Transamerica Partners Funds Group and Transamerica Partners Funds Group II not discussed herein is contained in the Semi-Annual Report for Transamerica Partners Funds Group and Transamerica Asset Allocation Funds dated June 30, 2016.

For the portfolios listed in the left column below, each a master portfolio and a series of TPP, the Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”). A Fund identified above with a name that corresponds to the name of a portfolio listed below invests all of its investable assets in that applicable portfolio.

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio)	Aegon USA Investment Management, LLC
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management LLC
Transamerica Partners High Yield Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thompson, Siegel & Walmsley LLC
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Fund and/or Portfolio in which the Fund invests all of its assets in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund and/or Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Fund; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers. With respect to Transamerica Partners Institutional Stock Index, the Board noted that the Fund invests in securities through an underlying mutual fund sponsored by BlackRock Fund Advisors.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains from each Fund after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2015.

Transamerica Partners Institutional Balanced. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the fixed income sleeve of the Fund and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan Investment Management Inc., had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s

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fixed-income sub-adviser, Aegon USA Investment Management, LLC (“AUIM”), had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees also noted that the Fund changed its primary benchmark on May 1, 2016.

Transamerica Partners Institutional Core Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10- year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Institutional Government Money Market (f/k/a Transamerica Partners Institutional Money Market). The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3-, and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Transamerica Partners Institutional High Quality Bond. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 5- and 10-year periods and below its benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance and observed that the performance of the Fund had improved during 2016.

Transamerica Partners Institutional High Yield Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014 pursuant to its current investment strategies.

Transamerica Partners Institutional Inflation-Protected Securities. The Board noted that the performance of the Fund was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2007 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional International Equity. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 15, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional Large Core. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of the Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 16, 2009.

Transamerica Partners Institutional Large Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that Jennison Associates LLC had commenced subadvising a portion of the Portfolio on September 16, 2009 and Wellington Management Company LLP (“Wellington”) had commenced subadvising a portion of the Portfolio on November 17, 2010. The Board also noted that Wellington had commenced subadvising its portion of the Portfolio using its current investment strategies on July 1, 2014.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Institutional Large Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 31, 2008. The Trustees discussed the reasons for the more recent underperformance of the Fund and noted that TAM agreed to monitor and report to the Board on the performance of the Fund.

Transamerica Partners Institutional Mid Growth. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional Mid Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that J.P. Morgan Investment Management Inc. had commenced subadvising a portion of the Portfolio on September 16, 2009 and Thompson, Siegel & Walmsley LLC had commenced subadvising a portion of the Portfolio on May 1, 2014.

Transamerica Partners Institutional Small Core. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Fund had improved during 2016.

Transamerica Partners Institutional Small Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on August 31, 2012 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional Small Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 3-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board also noted that it had approved a change in sub-adviser and related changes to the Portfolio’s investment objective and principal investment strategies during the past year and that performance included periods when the Portfolio was subadvised by previous sub-advisers in accordance with prior objectives and prior strategies. The Trustees noted that the Portfolio’s current sub-adviser had commenced subadvising the Portfolio on September 28, 2015 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional Stock Index. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the Fund.

Transamerica Institutional Asset Allocation – Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Institutional Asset Allocation – Long Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Institutional Asset Allocation – Short Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 5-year period and below its composite benchmark for the past 1-, 3- and 10-year periods.

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and/or Lipper, as applicable, each an independent provider of information.

Transamerica Partners Institutional Balanced. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Core Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Government Money Market (f/k/a Transamerica Partners Institutional Money Market). The Board noted that the Fund’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional High Quality Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional High Yield Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Inflation-Protected Securities. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Institutional International Equity. The Board noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Core. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Growth. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Value. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Mid Growth. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Mid Value. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Core. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Growth. The Board noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Value. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Stock Index. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Institutional Asset Allocation – Intermediate Horizon. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe.

Transamerica Institutional Asset Allocation – Long Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the median for its peer group and below the median for its peer universe.

Transamerica Institutional Asset Allocation – Short Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon. The Board noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to each Fund and to the Trusts as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and the Trusts as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Funds, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Funds not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board focused on profitability information for TAM and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board considered each Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Funds through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Funds

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Funds and/or Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Funds and that TAM believes

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2016, and held for the entire period until June 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Institutional Asset Allocation - Short Horizon	$1,000.00	$1,039.30	$0.51	$1,024.40	$0.50	0.10%
Transamerica Institutional Asset Allocation - Short/Intermediate Horizon	1,000.00	1,024.30	0.50	1,024.40	0.50	0.10
Transamerica Institutional Asset Allocation - Intermediate Horizon	1,000.00	1,012.70	0.50	1,024.40	0.50	0.10
Transamerica Institutional Asset Allocation - Intermediate/Long Horizon	1,000.00	1,001.30	0.50	1,024.40	0.50	0.10
Transamerica Institutional Asset Allocation - Long Horizon	1,000.00	988.30	0.49	1,024.40	0.50	0.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

Schedules of Investments Composition

At June 30, 2016

(unaudited)

Transamerica Institutional Asset Allocation - Short Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	90.0%
U.S. Equity Funds	7.9
International Equity Fund	1.9
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Institutional Asset Allocation - Short/Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	70.1%
U.S. Equity Funds	23.4
International Equity Fund	6.3
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Institutional Asset Allocation - Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	49.7%
U.S. Equity Funds	39.3
International Equity Fund	10.8
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.1%
U.S. Fixed Income Funds	29.8
International Equity Fund	15.9
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Institutional Asset Allocation - Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	68.7%
International Equity Fund	21.3
U.S. Fixed Income Funds	9.8
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

Transamerica Institutional Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 1.9%
Transamerica Partners Institutional International Equity (A)	37,687	$ 230,267

Money Market Fund - 0.2%
Transamerica Partners Institutional Government Money Market (A) (B)	25,257	25,257

U.S. Equity Funds - 7.9%
Transamerica Partners Institutional Large Growth (A)	30,478	361,772
Transamerica Partners Institutional Large Value (A)	25,586	346,951
Transamerica Partners Institutional Small Core (A)	16,955	239,912

		948,635

U.S. Fixed Income Funds - 90.0%
Transamerica Partners Institutional Core Bond (A)	528,021	5,813,509
Transamerica Partners Institutional High Quality Bond (A)	188,420	1,914,344

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Partners Institutional High Yield Bond (A)	149,858	$ 1,231,834
Transamerica Partners Institutional Inflation-Protected Securities (A)	192,581	1,910,399

		10,870,086

Total Investment Companies (Cost $12,068,029)		12,074,245

Total Investments (Cost $12,068,029) (C)		12,074,245
Net Other Assets (Liabilities) - (0.0)% (D)		(1,026)

Net Assets - 100.0%		$ 12,073,219

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$12,074,245	$—	$—	$12,074,245

Total Investments	$12,074,245	$—	$—	$12,074,245

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $12,068,029. Aggregate gross unrealized appreciation and depreciation for all securities is $178,825 and $172,609, respectively. Net unrealized appreciation for tax purposes is $6,216.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 6.3%
Transamerica Partners Institutional International Equity (A)	110,170	$ 673,142

Money Market Fund - 0.2%
Transamerica Partners Institutional Government Money Market (A) (B)	21,349	21,349

U.S. Equity Funds - 23.4%
Transamerica Partners Institutional Large Growth (A)	77,689	922,165
Transamerica Partners Institutional Large Value (A)	67,690	917,880
Transamerica Partners Institutional Mid Growth (A)	19,977	209,364
Transamerica Partners Institutional Mid Value (A)	13,104	231,153
Transamerica Partners Institutional Small Core (A)	15,301	216,513

		2,497,075

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 70.1%
Transamerica Partners Institutional Core Bond (A)	338,391	$ 3,725,681
Transamerica Partners Institutional High Quality Bond (A)	140,153	1,423,954
Transamerica Partners Institutional High Yield Bond (A)	108,258	889,884
Transamerica Partners Institutional Inflation-Protected Securities (A)	145,521	1,443,568

		7,483,087

Total Investment Companies (Cost $10,837,849)		10,674,653

Total Investments (Cost $10,837,849) (C)		10,674,653
Net Other Assets (Liabilities) - (0.0)% (D)		(944)

Net Assets - 100.0%		$ 10,673,709

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$10,674,653	$—	$—	$10,674,653

Total Investments	$10,674,653	$—	$—	$10,674,653

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $10,837,849. Aggregate gross unrealized appreciation and depreciation for all securities is $152,553 and $315,749, respectively. Net unrealized depreciation for tax purposes is $163,196.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

Transamerica Institutional Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 10.8%
Transamerica Partners Institutional International Equity (A)	1,380,473	$ 8,434,691

Money Market Fund - 0.2%
Transamerica Partners Institutional Government Money Market (A) (B)	126,396	126,396

U.S. Equity Funds - 39.3%
Transamerica Partners Institutional Large Growth (A)	888,515	10,546,669
Transamerica Partners Institutional Large Value (A)	763,610	10,354,552
Transamerica Partners Institutional Mid Growth (A)	218,719	2,292,172
Transamerica Partners Institutional Mid Value (A)	147,204	2,596,679
Transamerica Partners Institutional Small Growth (A)	131,782	2,531,528
Transamerica Partners Institutional Small Value (A)	115,662	2,387,266

		30,708,866

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 49.7%
Transamerica Partners Institutional Core Bond (A)	1,743,790	$ 19,199,127
Transamerica Partners Institutional High Quality Bond (A)	592,712	6,021,957
Transamerica Partners Institutional High Yield Bond (A)	554,972	4,561,868
Transamerica Partners Institutional Inflation-Protected Securities (A)	917,878	9,105,346

		38,888,298

Total Investment Companies (Cost $73,904,904)		78,158,251

Total Investments (Cost $73,904,904) (C)		78,158,251
Net Other Assets (Liabilities) - (0.0)% (D)		(6,477)

Net Assets - 100.0%		$ 78,151,774

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$78,158,251	$—	$—	$78,158,251

Total Investments	$78,158,251	$—	$—	$78,158,251

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $73,904,904. Aggregate gross unrealized appreciation and depreciation for all securities is $6,185,141 and $1,931,794, respectively. Net unrealized appreciation for tax purposes is $4,253,347.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 15.9%
Transamerica Partners Institutional International Equity (A)	1,207,492	$ 7,377,775

Money Market Fund - 0.2%
Transamerica Partners Institutional Government Money Market (A) (B)	79,847	79,847

U.S. Equity Funds - 54.1%
Transamerica Partners Institutional Large Growth (A)	730,031	8,665,474
Transamerica Partners Institutional Large Value (A)	565,514	7,668,372
Transamerica Partners Institutional Mid Growth (A)	192,971	2,022,340
Transamerica Partners Institutional Mid Value (A)	131,988	2,328,268
Transamerica Partners Institutional Small Growth (A)	116,030	2,228,942
Transamerica Partners Institutional Small Value (A)	101,635	2,097,757

		25,011,153

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.8%
Transamerica Partners Institutional Core Bond (A)	634,494	$ 6,985,781
Transamerica Partners Institutional High Quality Bond (A)	86,502	878,858
Transamerica Partners Institutional High Yield Bond (A)	223,645	1,838,361
Transamerica Partners Institutional Inflation-Protected Securities (A)	409,564	4,062,877

		13,765,877

Total Investment Companies (Cost $42,051,453)		46,234,652

Total Investments (Cost $42,051,453) (C)		46,234,652
Net Other Assets (Liabilities) - (0.0)% (D)		(3,889)

Net Assets - 100.0%		$ 46,230,763

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$46,234,652	$—	$—	$46,234,652

Total Investments	$46,234,652	$—	$—	$46,234,652

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $42,051,453. Aggregate gross unrealized appreciation and depreciation for all securities is $5,596,509 and $1,413,310, respectively. Net unrealized appreciation for tax purposes is $4,183,199.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

Transamerica Institutional Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 21.3%
Transamerica Partners Institutional International Equity (A)	957,974	$ 5,853,218

Money Market Fund - 0.2%
Transamerica Partners Institutional Government Money Market (A) (B)	53,196	53,196

U.S. Equity Funds - 68.7%
Transamerica Partners Institutional Large Growth (A)	525,849	6,241,830
Transamerica Partners Institutional Large Value (A)	421,019	5,709,015
Transamerica Partners Institutional Mid Growth (A)	158,234	1,658,289
Transamerica Partners Institutional Mid Value (A)	106,281	1,874,793
Transamerica Partners Institutional Small Growth (A)	89,216	1,713,845
Transamerica Partners Institutional Small Value (A)	82,291	1,698,479

		18,896,251

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.8%
Transamerica Partners Institutional Core Bond (A)	97,178	$ 1,069,927
Transamerica Partners Institutional High Quality Bond (A)	13,186	133,970
Transamerica Partners Institutional High Yield Bond (A)	69,846	574,132
Transamerica Partners Institutional Inflation-Protected Securities (A)	91,646	909,124

		2,687,153

Total Investment Companies (Cost $25,367,126)		27,489,818

Total Investments (Cost $25,367,126) (C)		27,489,818
Net Other Assets (Liabilities) - (0.0)% (D)		(2,266)

Net Assets - 100.0%		$ 27,487,552

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$27,489,818	$—	$—	$27,489,818

Total Investments	$27,489,818	$—	$—	$27,489,818

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $25,367,126. Aggregate gross unrealized appreciation and depreciation for all securities is $3,189,409 and $1,066,717, respectively. Net unrealized appreciation for tax purposes is $2,122,692.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

	Short Horizon	Short/Intermediate Horizon	Intermediate Horizon	Intermediate/ Long Horizon	Long Horizon
Assets:
Affiliated investments, at value (A)	$12,074,245	$10,674,653	$78,158,251	$46,234,652	$27,489,818
Receivables:
Shares sold	1,229	62,069	10,211	—	—
Affiliated investments sold	—	60,236	—	17,347	1,072
Total assets	12,075,474	10,796,958	78,168,462	46,251,999	27,490,890

Liabilities:
Payables and other liabilities:
Shares redeemed	—	—	—	17,347	1,072
Affiliated investments purchased	1,229	122,305	10,211	—	—
Investment advisory fees	1,026	944	6,477	3,889	2,266
Total liabilities	2,255	123,249	16,688	21,236	3,338
Net assets	$12,073,219	$10,673,709	$78,151,774	$46,230,763	$27,487,552

Net assets consist of:
Paid-in capital	$13,995,872	$16,324,932	$133,310,520	$122,663,575	$95,755,157
Undistributed (distributions in excess of) net investment income (loss)	1,942	1,858	1,836	574	1,935
Accumulated net realized gain (loss)	(1,930,811)	(5,489,885)	(59,413,929)	(80,616,585)	(70,392,232)
Net unrealized appreciation (depreciation) on:
Affiliated investments	6,216	(163,196)	4,253,347	4,183,199	2,122,692
Net assets	$12,073,219	$10,673,709	$78,151,774	$46,230,763	$27,487,552
Shares of common stock outstanding ($0.00001 par value)	1,093,460	982,696	6,823,672	4,049,320	2,580,093
Net asset value per share	$11.04	$10.86	$11.45	$11.42	$10.65

(A) Affiliated investments, at cost	$12,068,029	$10,837,849	$73,904,904	$42,051,453	$25,367,126

STATEMENTS OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

	Short Horizon	Short/Intermediate Horizon	Intermediate Horizon	Intermediate/ Long Horizon	Long Horizon
Investment Income:
Dividend income from affiliated investments	$133,613	$116,097	$693,341	$376,658	$206,155
Total investment income	133,613	116,097	693,341	376,658	206,155

Expenses:
Investment advisory fees	6,144	5,853	38,842	23,274	13,557
Total expenses	6,144	5,853	38,842	23,274	13,557
Net investment income (loss)	127,469	110,244	654,499	353,384	192,598

Net realized gain (loss) on:
Affiliated investments	(43,025)	(10,725)	557,648	399,559	281,614
Net realized gain (loss)	(43,025)	(10,725)	557,648	399,559	281,614

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	394,626	182,286	(205,786)	(703,699)	(794,954)
Net change in unrealized appreciation (depreciation)	394,626	182,286	(205,786)	(703,699)	(794,954)
Net realized and change in unrealized gain (loss)	351,601	171,561	351,862	(304,140)	(513,340)
Net increase (decrease) in net assets resulting from operations	$479,070	$281,805	$1,006,361	$49,244	$(320,742)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Short Horizon		Short/Intermediate Horizon		Intermediate Horizon
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$127,469	$308,637	$110,244	$286,009	$654,499	$1,339,597
Net realized gain (loss)	(43,025)	(38,859)	(10,725)	858,239	557,648	4,708,055
Net change in unrealized appreciation (depreciation)	394,626	(285,090)	182,286	(934,713)	(205,786)	(5,416,280)
Net increase (decrease) in net assets resulting from operations	479,070	(15,312)	281,805	209,535	1,006,361	631,372

Dividends and/or distributions to shareholders:
Net investment income	(125,527)	(313,657)	(108,386)	(291,897)	(652,663)	(1,372,680)

Capital share transactions:
Proceeds from shares sold	1,100,590	2,586,242	803,876	3,701,883	3,601,473	10,588,272
Dividends and/or distributions reinvested	125,527	313,657	108,386	291,897	652,663	1,372,680
Cost of shares redeemed	(1,855,831)	(7,843,832)	(2,582,921)	(14,536,447)	(6,069,328)	(24,595,141)
Net increase (decrease) in net assets resulting from capital share transactions	(629,714)	(4,943,933)	(1,670,659)	(10,542,667)	(1,815,192)	(12,634,189)
Net increase (decrease) in net assets	(276,171)	(5,272,902)	(1,497,240)	(10,625,029)	(1,461,494)	(13,375,497)

Net assets:
Beginning of period/year	12,349,390	17,622,292	12,170,949	22,795,978	79,613,268	92,988,765
End of period/year	$12,073,219	$12,349,390	$10,673,709	$12,170,949	$78,151,774	$79,613,268
Undistributed (distributions in excess of) net investment income (loss)	$1,942	$—	$1,858	$—	$1,836	$—

Capital share transactions - shares:
Shares issued	102,072	233,233	75,434	333,067	321,045	898,701
Shares reinvested	11,504	28,734	10,060	26,756	57,294	118,063
Shares redeemed	(171,306)	(706,005)	(240,625)	(1,305,179)	(537,522)	(2,075,894)
Net increase (decrease) in shares outstanding	(57,730)	(444,038)	(155,131)	(945,356)	(159,183)	(1,059,130)

	Intermediate/Long Horizon		Long Horizon
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$353,384	$709,388	$192,598	$384,275
Net realized gain (loss)	399,559	2,971,152	281,614	3,171,019
Net change in unrealized appreciation (depreciation)	(703,699)	(3,181,631)	(794,954)	(3,075,546)
Net increase (decrease) in net assets resulting from operations	49,244	498,909	(320,742)	479,748

Dividends and/or distributions to shareholders:
Net investment income	(352,810)	(733,319)	(190,663)	(399,677)

Capital share transactions:
Proceeds from shares sold	1,565,397	6,769,075	1,367,368	5,057,487
Dividends and/or distributions reinvested	352,810	733,319	190,663	399,677
Cost of shares redeemed	(3,685,548)	(14,005,519)	(2,218,144)	(12,203,415)
Net increase (decrease) in net assets resulting from capital share transactions	(1,767,341)	(6,503,125)	(660,113)	(6,746,251)
Net increase (decrease) in net assets	(2,070,907)	(6,737,535)	(1,171,518)	(6,666,180)

Net assets:
Beginning of period/year	48,301,670	55,039,205	28,659,070	35,325,250
End of period/year	$46,230,763	$48,301,670	$27,487,552	$28,659,070
Undistributed (distributions in excess of) net investment income (loss)	$574	$—	$1,935	$—

Capital share transactions - shares:
Shares issued	142,516	564,758	134,792	447,473
Shares reinvested	30,982	62,360	17,882	35,808
Shares redeemed	(329,327)	(1,165,220)	(214,650)	(1,075,963)
Net increase (decrease) in shares outstanding	(155,829)	(538,102)	(61,976)	(592,682)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Short Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.73		$11.05	$10.91	$11.03	$10.68	$10.48
Investment operations:
Net investment income (loss) (A) (B)	0.11		0.23	0.28	0.30	0.49	0.30
Net realized and unrealized gain (loss)	0.31		(0.31)	0.16	(0.12)	0.38	0.22
Total investment operations	0.42		(0.08)	0.44	0.18	0.87	0.52
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.24)	(0.30)	(0.30)	(0.52)	(0.32)
Net asset value, end of period/year	$11.04		$10.73	$11.05	$10.91	$11.03	$10.68
Total return (C)	3.93	%(D)	(0.72)%	4.07%	1.67%	8.27%	5.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,073		$12,349	$17,622	$24,002	$28,713	$31,997
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	2.08	%(F)	2.07%	2.55%	2.70%	4.49%	2.80%
Portfolio turnover rate (G)	28	%(D)	60%	133%	75%	110%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Short/Intermediate Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.70		$10.94	$10.77	$10.23	$9.67	$9.65
Investment operations:
Net investment income (loss) (A) (B)	0.10		0.20	0.27	0.26	0.37	0.23
Net realized and unrealized gain (loss)	0.16		(0.22)	0.18	0.54	0.58	0.05
Total investment operations	0.26		(0.02)	0.45	0.80	0.95	0.28
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.22)	(0.28)	(0.26)	(0.39)	(0.26)
Net asset value, end of period/year	$10.86		$10.70	$10.94	$10.77	$10.23	$9.67
Total return (C)	2.43	%(D)	(0.25)%	4.21%	7.94%	9.93%	2.91%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,674		$12,171	$22,796	$22,787	$24,309	$28,964
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	1.88	%(F)	1.82%	2.47%	2.45%	3.69%	2.36%
Portfolio turnover rate (G)	32	%(D)	108%	106%	86%	95%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Intermediate Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.40		$11.56	$11.32	$10.14	$9.39	$9.54
Investment operations:
Net investment income (loss) (A) (B)	0.09		0.18	0.25	0.22	0.31	0.17
Net realized and unrealized gain (loss)	0.05		(0.15)	0.26	1.19	0.75	(0.10)
Total investment operations	0.14		0.03	0.51	1.41	1.06	0.07
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.19)	(0.27)	(0.23)	(0.31)	(0.22)
Total distributions	(0.09)		—	—	—	—	—
Net asset value, end of period/year	$11.45		$11.40	$11.56	$11.32	$10.14	$9.39
Total return (C)	1.27	%(D)	0.26%	4.50%	14.04%	11.40%	0.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,152		$79,613	$92,989	$121,450	$158,181	$157,544
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	1.69	%(F)	1.57%	2.19%	2.07%	3.08%	1.81%
Portfolio turnover rate (G)	15	%(D)	42%	76%	69%	62%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Intermediate/Long Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.49		$11.60	$11.34	$9.64	$8.74	$8.99
Investment operations:
Net investment income (loss) (A) (B)	0.08		0.16	0.24	0.20	0.22	0.12
Net realized and unrealized gain (loss)	(0.07)		(0.10)	0.27	1.71	0.92	(0.22)
Total investment operations	0.01		0.06	0.51	1.91	1.14	(0.10)
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.25)	(0.21)	(0.24)	(0.15)
Net asset value, end of period/year	$11.42		$11.49	$11.60	$11.34	$9.64	$8.74
Total return (C)	0.13	%(D)	0.49%	4.57%	19.90%	13.05%	(1.16)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,231		$48,302	$55,039	$82,639	$85,876	$109,496
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	1.52	%(F)	1.36%	2.04%	1.90%	2.35%	1.29%
Portfolio turnover rate (G)	11	%(D)	30%	109%	43%	76%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Long Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.85		$10.92	$10.66	$8.58	$7.62	$7.99
Investment operations:
Net investment income (loss) (A) (B)	0.07		0.13	0.21	0.15	0.13	0.06
Net realized and unrealized gain (loss)	(0.20)		(0.06)	0.27	2.10	0.96	(0.35)
Total investment operations	(0.13)		0.07	0.48	2.25	1.09	(0.29)
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.14)	(0.22)	(0.17)	(0.13)	(0.08)
Net asset value, end of period/year	$10.65		$10.85	$10.92	$10.66	$8.58	$7.62
Total return (C)	(1.17	)%(D)	0.63%	4.55%	26.33%	14.36%	(3.65)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,488		$28,659	$35,325	$32,711	$36,047	$48,882
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (B)	1.42	%(F)	1.19%	1.98%	1.61%	1.54%	0.78%
Portfolio turnover rate (G)	14	%(D)	43%	69%	58%	119%	90%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Partners Funds Group (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust is composed of twenty-one different series that are separate investment funds. Five of the series are doing business as Transamerica Institutional Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund invests substantially all of its investable assets among certain series of Transamerica Partners Funds Group II (“Funds Group II”). Certain series of the Funds Group II invest substantially all of their investable assets in a corresponding series of the Transamerica Partners Portfolios (the “Series Portfolio”).

Fund
Transamerica Institutional Asset Allocation – Short Horizon (“Short Horizon”)
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon (“Short/Intermediate Horizon”)
Transamerica Institutional Asset Allocation – Intermediate Horizon (“Intermediate Horizon”)
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon (“Intermediate/Long Horizon”)
Transamerica Institutional Asset Allocation – Long Horizon (“Long Horizon”)

The financial statements of the Funds Group II and the Series Portfolio are included within this report.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM is responsible for the day-to-day management of the Funds. TAM makes day-to-day securities purchase and sale decisions without the use of a sub-adviser and selects the combination and amount of underlying Series Portfolios to invest in based on each Fund’s investment objective. For each of the Series Portfolio, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Series Portfolio.

Effective March 1, 2016, TAM’s investment management services also now include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investments, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investments. Income or short-term capital gain distributions received from affiliated investments are recorded as dividend income. Long-term capital gain distributions received from affiliated investments are recorded as realized gains.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each Fund. Each Fund will indirectly bear the fees and expenses reflected in the corresponding Funds Group II NAV. These expenses are not reflected in the expenses in the Statements of Operations of the Fund and are not included in the ratios to Average Net Assets (“ANA”) shown in the Financial Highlights.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Fund’s investment in a corresponding series of the Funds Group II is valued at the NAV per share of each underlying fund at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Funds’ investments, at June 30, 2016, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Fund invests substantially all of its investable assets among certain series of the Funds Group II and certain series of the Funds Group II invests substantially all of its investable assets in the Series Portfolio. The summary of the inputs used for each Series Portfolio, in valuing each Portfolio’s assets carried at fair value are discussed in the Security Valuation section of the Series Portfolio’s Notes to Financial Statements, which are attached to this report. Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Each Fund records its investment in the series of its respective Funds Group II at value. The valuation policies of the underlying series of the Funds Group II are discussed in the Significant Accounting Policies section of the Funds Group II’s Notes to Financial Statements, which are attached to this report. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Funds’ investment adviser and administrator, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Investment advisory fees: TAM provides general investment advice to each Fund pursuant to the investment advisory agreement. For its services, each Fund pays advisory fees accrued daily and payable monthly, at an annual rate equal to 0.10% of each Fund’s daily ANA.

TAM is also the investment adviser of the Funds Group. The NAVs of the Funds Group will reflect the fees and other expenses paid by Funds Group to TAM or its affiliates. TAM directly pays all other ordinary expenses, which include fees related to audit, custody, legal, printing, trustees, and registration.

Distribution, administrative and transfer agent service fees: Effective March 1, 2016, the Trust has entered into and administrative services agreement with TAM for fund administration and transfer agent services. TAM receives no additional compensation for providing administrative services to the Funds. Prior to March 1, 2016, TFS provided administrative services to the Funds.

TFS continues to provide transfer agency services to the Funds. TFS and TCI receive no separate compensation for providing transfer agent and distribution services.

Certain officers and trustees of the Trust are also officers and/or directors of TAM, TFS, and TCI, and other affiliates, including the Funds Group II and the Series Portfolio. No interested trustees, who is deemed an interested person due to current or former service

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

with TAM or an affiliate of TAM, receive compensation from the Trust. Similarly, none of the Trust’s officers and interested trustees receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds, for which they receive fees.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statements of Operations.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

5. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Short Horizon	$3,406,613	$4,168,064
Short/Intermediate Horizon	3,719,515	5,504,514
Intermediate Horizon	12,158,179	14,665,173
Intermediate/Long Horizon	4,960,507	7,104,166
Long Horizon	3,960,202	4,824,711

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is a separate entity for federal income tax purposes. The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”) and Transamerica Partners Portfolios (“TPP,” together with TPFG and TPFG II, the “Trusts”) (together, the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and each Trust, on behalf of each of their respective series listed below (each a “Fund” and collectively the “Funds”):

Transamerica Partners Institutional Balanced	Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Core Bond	Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Government Money Market (f/k/a Transamerica Partners Institutional Money Market)	Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional High Quality Bond	Transamerica Partners Institutional Small Value
Transamerica Partners Institutional High Yield Bond	Transamerica Partners Institutional Stock Index
Transamerica Partners Institutional Inflation-Protected Securities	Transamerica Institutional Asset Allocation – Intermediate Horizon
Transamerica Partners Institutional International Equity	Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
Transamerica Partners Institutional Large Core	Transamerica Institutional Asset Allocation – Long Horizon
Transamerica Partners Institutional Large Growth	Transamerica Institutional Asset Allocation – Short Horizon
Transamerica Partners Institutional Large Value	Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
Transamerica Partners Institutional Mid Growth

Each Fund listed in the chart above, except Transamerica Institutional Asset Allocation – Intermediate Horizon, Transamerica Institutional Asset Allocation – Intermediate/Long Horizon, Transamerica Institutional Asset Allocation – Long Horizon, Transamerica Institutional Asset Allocation – Short Horizon and Transamerica Institutional Asset Allocation – Short/Intermediate Horizon (each an “Institutional Asset Allocation Fund” and collectively, the “Institutional Asset Allocation Funds”) is a series of Transamerica Partners Funds Group II. Each of the Institutional Asset Allocation Funds is a series of Transamerica Partners Funds Group. A discussion of the Boards’ considerations with respect to the series of Transamerica Partners Funds Group and Transamerica Partners Funds Group II not discussed herein is contained in the Semi-Annual Report for Transamerica Partners Funds Group and Transamerica Asset Allocation Funds dated June 30, 2016.

For the portfolios listed in the left column below, each a master portfolio and a series of TPP, the Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”). A Fund identified above with a name that corresponds to the name of a portfolio listed below invests all of its investable assets in that applicable portfolio.

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio)	Aegon USA Investment Management, LLC
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management LLC
Transamerica Partners High Yield Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thompson, Siegel & Walmsley LLC
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Fund and/or Portfolio in which the Fund invests all of its assets in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund and/or Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Fund; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers. With respect to Transamerica Partners Institutional Stock Index, the Board noted that the Fund invests in securities through an underlying mutual fund sponsored by BlackRock Fund Advisors.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains from each Fund after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2015.

Transamerica Partners Institutional Balanced. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the fixed income sleeve of the Fund and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan Investment Management Inc., had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

fixed-income sub-adviser, Aegon USA Investment Management, LLC (“AUIM”), had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees also noted that the Fund changed its primary benchmark on May 1, 2016.

Transamerica Partners Institutional Core Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10- year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Institutional Government Money Market (f/k/a Transamerica Partners Institutional Money Market). The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3-, and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Transamerica Partners Institutional High Quality Bond. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 5- and 10-year periods and below its benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance and observed that the performance of the Fund had improved during 2016.

Transamerica Partners Institutional High Yield Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014 pursuant to its current investment strategies.

Transamerica Partners Institutional Inflation-Protected Securities. The Board noted that the performance of the Fund was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2007 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional International Equity. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 15, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional Large Core. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of the Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 16, 2009.

Transamerica Partners Institutional Large Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that Jennison Associates LLC had commenced subadvising a portion of the Portfolio on September 16, 2009 and Wellington Management Company LLP (“Wellington”) had commenced subadvising a portion of the Portfolio on November 17, 2010. The Board also noted that Wellington had commenced subadvising its portion of the Portfolio using its current investment strategies on July 1, 2014.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Institutional Large Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 31, 2008. The Trustees discussed the reasons for the more recent underperformance of the Fund and noted that TAM agreed to monitor and report to the Board on the performance of the Fund.

Transamerica Partners Institutional Mid Growth. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional Mid Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that J.P. Morgan Investment Management Inc. had commenced subadvising a portion of the Portfolio on September 16, 2009 and Thompson, Siegel & Walmsley LLC had commenced subadvising a portion of the Portfolio on May 1, 2014.

Transamerica Partners Institutional Small Core. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Fund had improved during 2016.

Transamerica Partners Institutional Small Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on August 31, 2012 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional Small Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 3-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board also noted that it had approved a change in sub-adviser and related changes to the Portfolio’s investment objective and principal investment strategies during the past year and that performance included periods when the Portfolio was subadvised by previous sub-advisers in accordance with prior objectives and prior strategies. The Trustees noted that the Portfolio’s current sub-adviser had commenced subadvising the Portfolio on September 28, 2015 pursuant to its current investment objective and investment strategies.

Transamerica Partners Institutional Stock Index. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the Fund.

Transamerica Institutional Asset Allocation – Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Institutional Asset Allocation – Long Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Institutional Asset Allocation – Short Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 5-year period and below its composite benchmark for the past 1-, 3- and 10-year periods.

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and/or Lipper, as applicable, each an independent provider of information.

Transamerica Partners Institutional Balanced. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Core Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Government Money Market (f/k/a Transamerica Partners Institutional Money Market). The Board noted that the Fund’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional High Quality Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional High Yield Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Inflation-Protected Securities. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Institutional International Equity. The Board noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Core. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Growth. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Value. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Mid Growth. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Mid Value. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Core. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Growth. The Board noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Value. The Board noted that the Fund’s contractual investment advisory fee and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Stock Index. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Institutional Asset Allocation – Intermediate Horizon. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon. The Board noted that the Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe.

Transamerica Institutional Asset Allocation – Long Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the median for its peer group and below the median for its peer universe.

Transamerica Institutional Asset Allocation – Short Horizon. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon. The Board noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to each Fund and to the Trusts as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and the Trusts as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Funds, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Funds not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board focused on profitability information for TAM and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board considered each Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Funds through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Funds

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Funds and/or Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Funds and that TAM believes

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2016

Appendix A

Transamerica Partners Portfolios

Schedules of Investments Composition

At June 30, 2016

(unaudited)

Transamerica Partners Government Money Market Portfolio (formerly, Transamerica Partners Money Market Portfolio)

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Agency Obligations	49.2%
Repurchase Agreements	41.9
U.S. Government Agency Obligations	8.9
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Partners High Quality Bond Portfolio

Portfolio Characteristics	Years
Average Maturity§	1.66
Duration†	1.45

Transamerica Partners High Quality Bond Portfolio

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	15.1%
AAA	26.7
AA	14.7
A	16.4
BBB	24.5
BB	1.4
B	2.0
NR (Not Rated)	2.5
Net Other Assets (Liabilities)	(3.3)
Total	100.0%

Transamerica Partners Inflation-Protected Securities Portfolio

Portfolio Characteristics	Years
Average Maturity§	9.85
Duration†	8.03

Transamerica Partners Inflation-Protected Securities Portfolio

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	92.6%
AAA	1.5
AA	1.2
BBB	1.8
B	0.0 *
NR (Not Rated)	13.1
Net Other Assets (Liabilities)^	(10.2)
Total	100.0%

Transamerica Partners Core Bond Portfolio

Portfolio Characteristics	Years
Average Maturity§	7.63
Duration†	5.03

Transamerica Partners Core Bond Portfolio

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	53.6%
AAA	10.2
AA	5.2
A	16.1
BBB	22.8
BB	2.4
B	0.9
CCC and Below	1.6
NR (Not Rated)	8.4
Net Other Assets (Liabilities)	(21.2)
Total	100.0%

Transamerica Partners High Yield Bond Portfolio

Portfolio Characteristics	Years
Average Maturity§	6.82
Duration†	3.92

Transamerica Partners High Yield Bond Portfolio

Credit Quality‡	Percentage of Net Assets
AAA	2.9%
BBB	7.8
BB	36.4
B	39.2
CCC and Below	10.9
NR (Not Rated)	1.5
Net Other Assets (Liabilities)	1.3
Total	100.0%

Transamerica Partners Balanced Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	58.2%
Corporate Debt Securities	15.5
U.S. Government Obligations	9.5
U.S. Government Agency Obligations	6.9
Securities Lending Collateral	6.5
Mortgage-Backed Securities	5.1
Short-Term U.S. Government Agency Obligations	4.6
Asset-Backed Securities	2.5
Repurchase Agreement	1.5
Short-Term U.S. Government Obligations	0.9
Foreign Government Obligations	0.6
Municipal Government Obligations	0.2
Preferred Stocks	0.2
Net Other Assets (Liabilities)^	(12.2)
Total	100.0%

Transamerica Partners Portfolios	Semi-Annual Report 2016

Schedules of Investments Composition (continued)

At June 30, 2016

(unaudited)

Transamerica Partners Large Value Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.7%
Securities Lending Collateral	11.7
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(11.1)
Total	100.0%

Transamerica Partners Large Core Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	10.5
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(9.7)
Total	100.0%

Transamerica Partners Large Growth Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	6.5
Repurchase Agreement	1.2
Net Other Assets (Liabilities)	(6.0)
Total	100.0%

Transamerica Partners Mid Value Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	96.1%
Securities Lending Collateral	12.0
Repurchase Agreement	3.6
Net Other Assets (Liabilities)	(11.7)
Total	100.0%

Transamerica Partners Mid Growth Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	6.8
Net Other Assets (Liabilities)	(5.6)
Total	100.0%

Transamerica Partners Small Value Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	96.8%
Securities Lending Collateral	24.1
Master Limited Partnership	1.1
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(22.6)
Total	100.0%

Transamerica Partners Small Core Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	17.6
Repurchase Agreement	1.2
Master Limited Partnership	0.3
Net Other Assets (Liabilities)	(17.6)
Total	100.0%

Transamerica Partners Small Growth Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	97.5%
Securities Lending Collateral	28.7
Repurchase Agreement	1.6
Net Other Assets (Liabilities)	(27.8)
Total	100.0%

Transamerica Partners International Equity Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	95.8%
Securities Lending Collateral	4.1
Preferred Stocks	2.9
Repurchase Agreement	0.8
Right	0.1
Net Other Assets (Liabilities)	(3.7)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Government Money Market Portfolio

(formerly, Transamerica Partners Money Market Portfolio)

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.9%
Federal Farm Credit Banks
0.48% (A), 03/29/2017 - 04/20/2017	$ 10,475,000	$ 10,471,320
0.49% (A), 02/13/2017	2,410,000	2,409,561
0.50% (A), 04/17/2017 - 06/22/2017	18,050,000	18,047,901
0.57% (A), 11/13/2017	12,100,000	12,100,859
0.58% (A), 08/01/2017	2,740,000	2,740,308
Federal Home Loan Banks
0.61% (A), 10/04/2017	24,000,000	24,004,863
0.64% (A), 08/25/2017	9,600,000	9,604,842

Total U.S. Government Agency Obligations (Cost $79,379,654)		79,379,654

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.2%
Federal Agricultural Mortgage Corp. 0.49% (A), 05/09/2017	12,200,000	12,198,943
Federal Agricultural Mortgage Corp. Discount Notes
0.40% (B), 10/11/2016	24,750,000	24,722,651
0.43% (B), 09/08/2016	2,885,000	2,882,678
Federal Farm Credit Banks 0.47% (A), 02/15/2017	24,100,000	24,098,467
Federal Farm Credit Discount Notes
0.49% (B), 11/01/2016	24,500,000	24,459,820
0.50% (B), 11/14/2016	12,100,000	12,077,602
Federal Home Loan Bank Discount Notes
0.30% (B), 07/29/2016	11,228,000	11,225,468
0.31% (B), 07/29/2016	15,583,000	15,579,364
0.33% (B), 08/10/2016 - 08/19/2016	70,450,000	70,421,111
0.35% (B), 07/06/2016 - 07/11/2016	67,900,000	67,895,645
0.40% (B), 09/09/2016	24,000,000	23,981,613
0.46% (B), 09/02/2016	22,500,000	22,482,084
0.55% (B), 11/10/2016	24,000,000	23,952,480

Federal Home Loan Banks
0.39% (A), 07/22/2016	19,300,000	19,300,135
0.41% (A), 09/02/2016	29,400,000	29,400,000
0.47% (A), 01/06/2017 - 06/01/2017	27,100,000	27,098,302
0.51% (A), 04/19/2017	19,300,000	19,300,000
0.55% (A), 10/12/2016	9,600,000	9,602,284
Total Short-Term U.S. Government Agency Obligations (Cost $440,678,647)		440,678,647

REPURCHASE AGREEMENTS - 41.9%
Barclays Capital, Inc. 0.38% (B), dated 06/10/2016, to be repurchased at $34,028,475 on 08/09/2016. Collateralized by Foreign Government Obligations and U.S. Government Agency Obligations, Zero Coupon - 6.60%, due 10/15/2016 - 08/25/2042, and with a total value of $34,680,253. (C)	34,000,000	34,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 0.40% (B), dated 06/30/2016, to be repurchased at $71,100,790 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 4.31% - 6.60%, due 08/25/2023 - 04/20/2046, and with a total value of $72,522,000.

	$ 71,100,000	$ 71,100,000
Goldman Sachs & Co. 0.42% (B), dated 06/30/2016, to be repurchased at $35,200,411 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 2.16% - 5.50%, due 10/01/2022 - 06/01/2046, and with a total value of $35,904,000.	35,200,000	35,200,000
ING Financial Markets LLC 0.29% (B), dated 06/30/2016, to be repurchased at $80,600,649 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 1.75% - 3.00%, due 02/20/2040 - 07/20/2045, and with a total value of $82,212,626.	80,600,000	80,600,000
Jefferies LLC 0.65% (B), dated 06/30/2016, to be repurchased at $46,900,847 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 2.95% - 4.00%, due 11/01/2024 - 06/01/2046, and with a total value of $47,838,001.	46,900,000	46,900,000
Nomura Securities International, Inc. 0.42% (B), dated 06/30/2016, to be repurchased at $106,701,245 on 07/01/2016. Collateralized by U.S. Government Agency Obligations, 1.33% - 7.50%, due 03/01/2018 - 05/20/2066, and with a total value of $108,834,000.	106,700,000	106,700,000
State Street Bank & Trust Co. 0.03% (B), dated 06/30/2016, to be repurchased at $385,031 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.75%, due 02/28/2022, and with a value of $394,725.	385,031	385,031

Total Repurchase Agreements (Cost $374,885,031)		374,885,031

Total Investments (Cost $894,943,332) (D)		894,943,332
Net Other Assets (Liabilities) - (0.0)% (E)		(116,907)

Net Assets - 100.0%		$ 894,826,425

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Government Money Market Portfolio

(formerly, Transamerica Partners Money Market Portfolio)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$79,379,654	$—	$79,379,654
Short-Term U.S. Government Agency Obligations	—	440,678,647	—	440,678,647
Repurchase Agreements	—	374,885,031	—	374,885,031

Total Investments	$—	$894,943,332	$—	$894,943,332

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(B)	Rates disclosed reflect the yields at June 30, 2016.
(C)	Illiquid security. At June 30, 2016, value of the illiquid security is $34,000,000, representing 3.8% of the Portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $894,943,332.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 32.7%
American Express Credit Account Master Trust
Series 2014-2, Class A,
1.26%, 01/15/2020	$ 2,000,000	$ 2,008,125
Series 2014-3, Class A,
1.49%, 04/15/2020	1,000,000	1,007,693
Series 2014-4, Class A,
1.43%, 06/15/2020	1,500,000	1,510,034
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D,
2.68%, 10/09/2018	1,500,000	1,506,442
Series 2013-2, Class C,
1.79%, 03/08/2019	2,000,000	2,001,537
Series 2013-3, Class C,
2.38%, 06/10/2019	1,000,000	1,006,085
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	766,351
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	970,494
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class B,
3.04%, 03/20/2019 (A)	850,000	857,361
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,267,656
Capital Auto Receivables Asset Trust
Series 2013-1, Class C,
1.74%, 10/22/2018	3,620,000	3,625,501
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,633,795
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	1,008,271
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.75%, 07/15/2020	1,000,000	1,058,392
Series 2014-A5, Class A5,
1.48%, 07/15/2020	3,150,000	3,170,524
Series 2015-A1, Class A1,
1.39%, 01/15/2021	3,800,000	3,826,083
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,383,979
CarMax Auto Owner Trust
Series 2013-1, Class D,
1.99%, 08/15/2019	1,150,000	1,149,391
Series 2013-2, Class C,
1.61%, 03/15/2019	2,150,000	2,152,425
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	907,797
Series 2016-1, Class A3,
1.61%, 11/16/2020	2,000,000	2,018,165
Chase Issuance Trust Series 2014-A7, Class A7, 1.38%, 11/15/2019	2,000,000	2,010,376
CIT Equipment Collateral Series 2014-VT1, Class C, 2.65%, 10/20/2022 (A)	2,000,000	2,022,062

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2,
1.02%, 02/22/2019	$ 3,900,000	$ 3,904,062
Series 2014-A4, Class A4,
1.23%, 04/24/2019	3,900,000	3,911,461
CLI Funding V LLC
Series 2013-1A,
2.83%, 03/18/2028 (A)	742,500	712,414
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	486,207	471,125
CNH Equipment Trust
Series 2012-C, Class B,
1.30%, 03/16/2020	640,000	640,285
Series 2013-D, Class B,
1.75%, 04/15/2021	1,100,000	1,103,051
Series 2014-A, Class A3,
0.84%, 05/15/2019	577,099	576,779
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,057,569
Series 2014-C, Class A3,
1.05%, 11/15/2019	1,950,025	1,949,591
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	2,019,433
Series 2015-B, Class A3,
1.37%, 07/15/2020	1,000,000	1,003,237
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,846,714
CNH Wholesale Master Note Trust Series 2013-2A, Class A, 1.04% (B), 08/15/2019 (A)	750,000	750,000
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	1,147,044	1,144,253
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	1,378,851	1,382,436
Series 2015-2, Class A,
2.99%, 05/22/2028 (A)	1,041,550	1,059,126
Discover Card Execution Note Trust
Series 2014-A5, Class A,
1.39%, 04/15/2020 (C)	2,000,000	2,012,452
Series 2015-A4, Class A1,
2.19%, 04/17/2023	3,000,000	3,093,638
Entergy Texas Restoration Funding LLC Series 2009-A, Class A2, 3.65%, 08/01/2019	1,376,306	1,408,527
Ford Credit Auto Lease Trust Series 2014-A, Class B, 1.16%, 08/15/2017	2,800,000	2,799,277
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D,
3.50%, 01/15/2019	2,300,000	2,321,382
Series 2013-5, Class B,
1.88%, 09/15/2018	2,665,000	2,668,410
Series 2015-1, Class B,
1.62%, 01/15/2020	1,050,000	1,047,562
Global SC Finance II SRL Series 2013-1A, Class A, 2.98%, 04/17/2028 (A)	1,144,583	1,091,379

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust Series 2012-C, Class C, 1.42%, 02/15/2019	$ 1,010,000	$ 1,010,615
Invitation Homes Trust Series 2013-SFR1, Class B, 1.80% (B), 12/17/2030 (A)	1,080,000	1,066,895
MVW Owner Trust Series 2015-1A, Class A, 2.52%, 12/20/2032 (A)	2,095,487	2,094,165
Nissan Master Owner Trust Receivables Series 2015-A, Class A2, 1.44%, 01/15/2020	2,090,000	2,097,258
Sierra Timeshare Receivables Funding LLC
Series 2012-1A, Class B,
3.58%, 11/20/2028 (A)	761,802	764,527
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	783,938	785,710
SMART ABS Trust
Series 2012-4US, Class A4A,
1.25%, 08/14/2018	900,532	899,162
Series 2013-2US, Class A4A,
1.18%, 02/14/2019	950,681	947,924
Synchrony Credit Card Master Note Trust Series 2012-2, Class A, 2.22%, 01/15/2022	2,062,000	2,101,087
Tricon American Homes Trust Series 2015-SFR1, Class B, 2.09% (B), 05/17/2032 (A)	730,000	715,581
Volkswagen Auto Loan Enhanced Trust Series 2013-1, Class A4, 0.78%, 07/22/2019	3,850,000	3,842,934
World Financial Network Credit Card Master Trust
Series 2012-C, Class M,
3.32%, 08/15/2022	500,000	514,069
Series 2012-D, Class B,
3.34%, 04/17/2023	1,440,000	1,456,430
Series 2013-A, Class A,
1.61%, 12/15/2021	5,000,000	5,023,749
World Omni Auto Receivables Trust Series 2015-A, Class A4, 1.75%, 04/15/2021	2,450,000	2,476,211
World Omni Automobile Lease Securitization Trust Series 2015-A, Class B, 1.94%, 12/15/2020	2,030,000	2,034,570

Total Asset-Backed Securities (Cost $108,506,683)		108,673,589

CORPORATE DEBT SECURITIES - 29.8%
Automobiles - 0.9%
General Motors Financial Co., Inc. 3.00%, 09/25/2017	2,971,000	3,014,044

Banks - 6.7%
Bank of America Corp. 6.88%, 04/25/2018, MTN	3,941,000	4,302,575
Citigroup, Inc. 1.70%, 04/27/2018	3,425,000	3,430,490

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KeyBank NA 1.70%, 06/01/2018	$ 1,330,000	$ 1,336,331
Lloyds Bank PLC 2.00%, 08/17/2018	2,000,000	1,997,758
PNC Bank NA 1.13%, 01/27/2017 (C)	3,750,000	3,753,210
Toronto-Dominion Bank 1.75%, 07/23/2018, MTN	3,820,000	3,859,113
Wells Fargo & Co. 2.55%, 12/07/2020, MTN	3,425,000	3,524,804

		22,204,281

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	2,000,000	2,074,030

Capital Markets - 2.8%
Deutsche Bank AG 1.35%, 05/30/2017	2,240,000	2,227,512
Goldman Sachs Group, Inc. 2.00% (B), 04/23/2021	3,005,000	3,010,676
Morgan Stanley 2.65%, 01/27/2020	4,000,000	4,065,956

		9,304,144

Chemicals - 0.8%
Airgas, Inc. 1.65%, 02/15/2018	2,575,000	2,584,363

Consumer Finance - 3.0%
Capital One Financial Corp. 3.15%, 07/15/2016	2,700,000	2,701,539
Ford Motor Credit Co. LLC 1.49% (B), 03/12/2019	1,115,000	1,110,328
PACCAR Financial Corp. 1.75%, 08/14/2018, MTN	760,000	771,649
Toyota Motor Credit Corp. 1.70%, 02/19/2019, MTN	2,025,000	2,050,884
Visa, Inc. 2.20%, 12/14/2020	3,075,000	3,170,574

		9,804,974

Diversified Financial Services - 1.2%
American Honda Finance Corp. 1.20%, 07/14/2017, MTN	1,250,000	1,251,801
Bear Stearns Cos. LLC 7.25%, 02/01/2018	2,500,000	2,725,238

		3,977,039

Diversified Telecommunication Services - 1.3%
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	1,300,000	1,303,076
Verizon Communications, Inc.
1.43% (B), 06/17/2019	1,300,000	1,306,578
2.41% (B), 09/14/2018	1,670,000	1,711,666

		4,321,320

Energy Equipment & Services - 1.0%
Schlumberger Norge AS 1.25%, 08/01/2017 (A)	3,450,000	3,448,265

Food & Staples Retailing - 1.1%
CVS Health Corp. 2.80%, 07/20/2020	3,500,000	3,644,445

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.2%
Berkshire Hathaway Finance Corp. 0.93% (B), 01/12/2018	$ 1,820,000	$ 1,820,617
Metropolitan Life Global Funding I 1.50%, 01/10/2018 (A) (C)	2,200,000	2,212,681

		4,033,298

Media - 0.9%
Comcast Cable Communications LLC 8.88%, 05/01/2017	2,880,000	3,067,401

Metals & Mining - 0.9%
Vale Overseas, Ltd. 6.25%, 01/23/2017	2,750,000	2,812,975

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp. 1.72%, 06/24/2018	1,500,000	1,517,523
Devon Energy Corp. 2.25%, 12/15/2018	2,000,000	1,985,896
Husky Energy, Inc. 6.20%, 09/15/2017	2,420,000	2,508,909
Kinder Morgan, Inc. 7.00%, 06/15/2017	1,545,000	1,609,006
Petroleos Mexicanos 2.65% (B), 07/18/2018 (C)	3,250,000	3,242,460
Total Capital International SA 1.55%, 06/28/2017	1,500,000	1,507,797

		12,371,591

Pharmaceuticals - 0.4%
Bayer US Finance LLC 1.50%, 10/06/2017 (A)	1,430,000	1,431,333

Real Estate Investment Trusts - 2.3%
HCP, Inc. 6.70%, 01/30/2018, MTN	4,100,000	4,403,527
Simon Property Group, LP 1.50%, 02/01/2018 (A)	2,350,000	2,360,051
Ventas Realty, LP 1.25%, 04/17/2017	1,000,000	1,000,276

		7,763,854

Semiconductors & Semiconductor Equipment - 0.3%
Altera Corp. 2.50%, 11/15/2018	1,050,000	1,086,055

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co. 2.45%, 10/05/2017 (A)	2,105,000	2,132,281

Total Corporate Debt Securities (Cost $98,023,008)		99,075,693

MORTGAGE-BACKED SECURITIES - 21.8%
Banc of America Commercial Mortgage Trust
Series 2006-4, Class AJ,
5.70% (B), 07/10/2046	1,770,000	1,726,529
Series 2008-1, Class A4,
6.44% (B), 02/10/2051	3,914,051	4,119,371
Series 2008-1, Class AJ,
6.48% (B), 02/10/2051	1,850,000	1,852,282

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15, Class AM, 5.36%, 02/11/2044	$ 5,000,000	$ 4,699,923
CD Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.32%, 12/11/2049	4,267,556	4,312,415
COMM Mortgage Trust
Series 2007-C9, Class AMFL,
1.09% (B), 12/10/2049 (A)	4,000,000	3,918,617
Series 2012-9W57, Class A,
2.36%, 02/10/2029 (A)	4,050,000	4,071,194
Series 2013-CR12, Class A1,
1.30%, 10/10/2046	3,542,971	3,551,368
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.74%, 11/10/2046 (A)	73,963	74,426
Series 2011-LC3A, Class A2,
3.64%, 08/10/2044	445,102	444,958
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class A1, 1.25%, 01/15/2047	2,179,293	2,181,341
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E,
5.99% (B), 12/12/2034	125,248	126,671
Series 2005-LDP2, Class D,
4.94% (B), 07/15/2042	5,000,000	4,994,460
Series 2005-LDP2, Class E,
4.98% (B), 07/15/2042	3,680,000	3,665,246
Series 2005-LDP5, Class F,
5.72% (B), 12/15/2044	2,900,000	2,877,719
Series 2006-LDP8, Class AJ,
5.48% (B), 05/15/2045	2,930,000	2,934,232
Series 2007-LDPX, Class AM,
5.46% (B), 01/15/2049	5,940,000	5,843,764
Series 2011-C3, Class E,
5.80% (B), 02/15/2046 (A)	1,900,000	1,953,448
Series 2012-C8, Class A2,
1.80%, 10/15/2045	3,632,694	3,654,508
LB-UBS Commercial Mortgage Trust Series 2004-C1, Class E, 4.98% (B), 01/15/2036 (D)	1,490,000	581,100
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E,
5.30% (B), 11/14/2042	4,000,000	3,991,825
Series 2006-T21, Class C,
5.33% (B), 10/12/2052 (A)	1,390,000	1,393,561
SCG Trust Series 2013-SRP1, Class AJ, 2.39% (B), 11/15/2026 (A)	2,230,000	2,223,695
Sequoia Mortgage Trust Series 2012-2, Class A2, 3.50% (B), 04/25/2042	58,589	58,556
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class C,
6.03% (B), 05/15/2043	4,000,000	3,992,898

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2007-C30, Class A3,
5.25%, 12/15/2043	$ 744,716	$ 749,544
Series 2007-C30, Class APB,
5.29%, 12/15/2043	210,010	210,315
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class A1, 1.64%, 09/15/2058	1,330,906	1,339,758
WFRBS Commercial Mortgage Trust Series 2013-C18, Class A1, 1.19%, 12/15/2046	1,152,042	1,152,098

Total Mortgage-Backed Securities (Cost $74,062,480)		72,695,822

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
Federal Home Loan Mortgage Corp.
2.60% (B), 06/01/2033	1,091,967	1,143,951
4.50%, 09/01/2026	1,822,123	1,920,229
Federal National Mortgage Association 5.49%, 04/01/2017	1,813,512	1,864,863
FREMF Mortgage Trust Series 2013-K502, Class B, 2.74% (B), 03/25/2045 (A)	1,820,000	1,824,895
Government National Mortgage Association
4.52%, 12/20/2061	2,333,063	2,467,747
4.67%, 11/20/2061 - 09/20/2063	3,904,893	4,110,801
4.75%, 02/20/2061	369,809	383,568
4.80%, 02/20/2063	3,012,674	3,184,672
4.82%, 02/20/2061	352,252	367,757
4.86%, 05/20/2061	683,105	714,615
4.89%, 06/20/2063	2,397,510	2,543,286
4.95%, 05/20/2062	2,581,065	2,715,624
5.27%, 11/20/2060	2,041,801	2,177,376
5.32%, 04/20/2061	1,292,125	1,368,669
5.47%, 01/20/2060	5,320,134	5,600,247

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.65%, 06/20/2059	$ 1,585,178	$ 1,628,627
5.75%, 12/15/2022	331,566	362,024

Total U.S. Government Agency Obligations (Cost $36,088,954)		34,378,951

U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury Note
0.88%, 03/31/2018	6,000,000	6,029,298
0.88%, 07/31/2019 (C)	7,800,000	7,831,996
1.50%, 05/31/2020	2,000,000	2,046,562

Total U.S. Government Obligations (Cost $15,821,532)		15,907,856

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (E)	8,377,052	8,377,052

Total Securities Lending Collateral (Cost $8,377,052)		8,377,052

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (E), dated 06/30/2016, to be repurchased at $4,492,356 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $4,584,766.	$ 4,492,352	4,492,352

Total Repurchase Agreement (Cost $4,492,352)		4,492,352

Total Investments (Cost $345,372,061) (F)		343,601,315
Net Other Assets (Liabilities) - (3.3)%		(10,851,103)

Net Assets - 100.0%		$ 332,750,212

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$108,673,589	$—	$108,673,589
Corporate Debt Securities	—	99,075,693	—	99,075,693
Mortgage-Backed Securities	—	72,695,822	—	72,695,822
U.S. Government Agency Obligations	—	34,378,951	—	34,378,951
U.S. Government Obligations	—	15,907,856	—	15,907,856
Securities Lending Collateral	8,377,052	—	—	8,377,052
Repurchase Agreement	—	4,492,352	—	4,492,352

Total Investments	$8,377,052	$335,224,263	$—	$343,601,315

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $43,229,137, representing 13.0% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,201,181. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Illiquid security. At June 30, 2016, value of the illiquid security is $581,100, representing 0.2% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $345,372,061. Aggregate gross unrealized appreciation and depreciation for all securities is $1,950,915 and $3,721,661, respectively. Net unrealized depreciation for tax purposes is $1,770,746.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 4.5%
Germany - 1.5%
Deutsche Bundesrepublik Inflation-Linked Bond 0.10%, 04/15/2023 (A)	EUR 3,284,760	$ 3,923,927

Greece - 0.0% (B)
Hellenic Republic Government Bond 0.00% (C), 10/15/2042	366,000	1,137

Italy - 1.8%
Italy Buoni Poliennali del Tesoro
1.25%, 09/15/2032 (A)	440,149	513,503
2.10%, 09/15/2016	10,696	11,949
2.35%, 09/15/2024 (A)	2,600,645	3,314,935
2.55%, 09/15/2041 (A)	417,944	598,171
2.60%, 09/15/2023 (A)	250,958	325,707

		4,764,265

New Zealand - 1.2%
New Zealand Government Bond
2.50%, 09/20/2035 (A)	NZD 800,000	646,293
3.00%, 09/20/2030 (A)	3,098,000	2,651,372

		3,297,665

Total Foreign Government Obligations (Cost $12,147,310)		11,986,994

U.S. GOVERNMENT OBLIGATIONS - 92.6%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 3,293,183	3,205,320
0.75%, 02/15/2042 (D)	9,497,508	9,516,180
1.00%, 02/15/2046	1,843,467	1,990,175
1.38%, 02/15/2044	4,968,018	5,743,044
1.75%, 01/15/2028	8,923,949	10,432,774
2.00%, 01/15/2026 (D)	6,104,794	7,181,796
2.13%, 02/15/2040 - 02/15/2041	12,248,217	16,097,059
2.38%, 01/15/2025 - 01/15/2027	14,160,376	17,120,530
2.50%, 01/15/2029	7,220,146	9,148,148
3.38%, 04/15/2032	877,918	1,285,692
3.63%, 04/15/2028	6,522,655	9,024,367
3.88%, 04/15/2029 (E)	7,923,510	11,412,326
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 07/15/2024	74,452,720	75,814,390
0.25%, 01/15/2025 (D)	4,444,000	4,511,700
0.38%, 07/15/2023	10,690,680	11,053,575
0.63%, 07/15/2021 - 01/15/2026 (D)	11,840,056	12,463,526
0.63%, 01/15/2024	12,692,719	13,288,185
1.13%, 01/15/2021 (D)	9,929,706	10,620,387
1.25%, 07/15/2020	5,857,606	6,294,332
1.38%, 07/15/2018	2,329,656	2,443,318
1.38%, 01/15/2020 (D)	7,326,207	7,822,154

Total U.S. Government Obligations (Cost $238,855,240)		246,468,978

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (B)
Call - 10-Year U.S. Treasury Note Futures Exercise Price $134 Expiration Date 08/26/2016	129	110,859

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - Eurodollar, Mid-Curve 1-Year Exercise Price $98 Expiration Date 09/16/2016	282	$ 1,763
Put - Eurodollar, Mid-Curve 1-Year Exercise Price $99 Expiration Date 09/16/2016	282	5,287

Total Exchange-Traded Options Purchased (Cost $219,739)		117,909

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.2% (F)
Call - AUD vs. USD Exercise Price AUD 1 Expiration Date 07/20/2016, JPM	3,645,000	23,226
Call - EUR vs. USD Exercise Price EUR 1 Expiration Date 07/29/2016, DUB	2,380,000	6,944
Call - GBP vs. JPY Exercise Price GBP 166 Expiration Date 07/14/2016, BCLY	1,845,000	3
Call - USD vs. CAD Exercise Price $1 Expiration Date 11/03/2016, BCLY	5,310,000	92,367
Call - USD vs. CAD Exercise Price $1 Expiration Date 11/03/2016, BCLY	5,310,000	15,888
Call - USD vs. JPY Exercise Price $110 Expiration Date 08/05/2016, HSBC	5,330,000	5,010
Call - USD vs. MXN Exercise Price $18 Expiration Date 11/03/2016, BCLY	5,310,000	228,521
Call - USD vs. MXN Exercise Price $20 Expiration Date 11/03/2016, BCLY	5,310,000	73,713
Put - AUD vs. USD Exercise Price AUD 1 Expiration Date 07/20/2016, JPM	3,645,000	1,528
Put - CHF vs. NOK Exercise Price CHF 8 Expiration Date 08/02/2016, DUB	5,595,000	86
Put - EUR vs. JPY Exercise Price EUR 113 Expiration Date 09/22/2016, DUB	2,390,000	60,372
Put - EUR vs. USD Exercise Price EUR 1 Expiration Date 11/03/2016, BNP	4,675,000	18,822
Put - EUR vs. USD Exercise Price EUR 1 Expiration Date 11/03/2016, BNP	4,675,000	71,232
Put - EUR vs. USD Exercise Price EUR 1 Expiration Date 07/29/2016, DUB	2,380,000	13,917
Put - EUR vs. USD Exercise Price EUR 1 Expiration Date 07/08/2016, BNP	4,895,000	20,371

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED (continued)
Put - GBP vs. USD Exercise Price GBP 1 Expiration Date 08/29/2016, DUB	1,995,000	$ 5,261
Put - GBP vs. USD Exercise Price GBP 1 Expiration Date 08/29/2016, DUB	1,995,000	40,162
Put - USD vs. JPY Exercise Price $97 Expiration Date 08/05/2016, HSBC	2,665,000	9,493

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $791,836)		686,916

	Notional Amount	Value
OVER-THE-COUNTER INFLATION-CAPPED OPTIONS PURCHASED - 0.0% (B) (F)
Call - US CPI Urban Consumers NAS Exercise Rate 2.00% Expiration Date 11/06/2016, DUB	8,440,000	122
Call - US CPI Urban Consumers NAS Exercise Rate 2.00% Expiration Date 11/10/2016, DUB	3,370,000	98

Total Over-the-Counter Inflation-Capped Options Purchased (Cost $11,303)		220

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.3% (F)
Call - Pays Floating Rate Index 3-Month USD-LIBOR Exercise Rate 2.68% Expiration Date 01/12/2021, DUB	1,900,000	405,334

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 2.68% Expiration Date 01/12/2021, DUB	1,900,000	$ 144,478
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR Exercise Rate 2.50% Expiration Date 06/08/2022, DUB	EUR 3,200,000	146,613

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $887,726)		696,425

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 2.2%
Money Market Fund - 2.2%
BlackRock Provident TempFund 24	5,789,593	5,789,593

Total Short-Term Investment Company (Cost $5,789,593)		5,789,593

SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (G)	27,618,546	27,618,546

Total Securities Lending Collateral (Cost $27,618,546)		27,618,546

Total Investments (Cost $286,321,293) (H)		293,365,581
Net Other Assets (Liabilities) - (10.2)%		(27,131,875)

Net Assets - 100.0%		$ 266,233,706

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - Eurodollar, Mid-Curve 1-Year	USD	98.50	09/16/2016	565	$(55,590)	$(3,531)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (F)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - EUR vs. USD	HSBC	EUR	1.14	08/02/2016	EUR	2,380,000	$(21,746)	$(8,182)
Call - USD vs. CAD	BCLY	USD	1.37	11/03/2016	USD	10,620,000	(97,993)	(81,615)
Call - USD vs. MXN	BCLY	USD	19.00	11/03/2016	USD	10,620,000	(185,750)	(276,162)
Put - EUR vs. JPY	DUB	EUR	104.50	09/22/2016	EUR	1,195,000	(9,006)	(8,089)
Put - EUR vs. JPY	DUB	EUR	108.00	09/22/2016	EUR	2,390,000	(26,454)	(27,770)
Put - EUR vs. USD	BNP	EUR	1.06	11/03/2016	EUR	9,350,000	(88,140)	(76,151)
Put - EUR vs. USD	HSBC	EUR	1.09	08/02/2016	EUR	2,380,000	(21,508)	(15,549)
Put - GBP vs. USD	DUB	GBP	1.25	08/29/2016	GBP	3,990,000	(31,254)	(26,033)
Put - USD vs. JPY	HSBC	USD	99.00	08/05/2016	USD	2,665,000	(17,016)	(17,165)

Total							$(498,867)	$(536,716)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

OVER-THE-COUNTER INFLATION-CAPPED OPTIONS WRITTEN: (F)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Call - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50%	HICP Index	04/26/2022	EUR 1,070,000	$(74,168)	$(441)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (F)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	0.90%	06/07/2018	USD	16,100,000	$(79,852)	$(101,425)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	1.90	06/07/2018	USD	16,100,000	(68,279)	(36,146)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	2.10	01/12/2017	USD	12,300,000	(114,775)	(6,723)
Put - 20-Year	DUB	6-Month EUR-EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(23,390)

Total								$(413,175)	$(167,684)

CENTRALLY CLEARED SWAP AGREEMENTS: (I)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.32%	11/30/2020	USD	13,740,000	$(199,782)	$—	$(199,782)
3-Month USD-LIBOR	1.51	01/14/2021	USD	4,430,000	(133,949)	—	(133,949)
3-Month USD-LIBOR	2.16	11/15/2041	USD	1,090,000	(68,832)	—	(68,832)

Total					$(402,563)	$—	$(402,563)

OVER-THE-COUNTER SWAP AGREEMENTS: (F)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	0.74%	01/18/2021	EUR	2,110,547	$(29,292)	$(1)	$(29,291)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	0.76	01/18/2021	EUR	2,110,547	(32,847)	—	(32,847)

Total						$(62,139)	$(1)	$(62,138)

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.18%	01/18/2026	EUR	2,110,547	$56,720	$—	$56,720
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.18	01/18/2026	EUR	2,110,547	51,640	—	51,640

Total						$108,360	$—	$108,360

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Short	(73)	09/30/2016	$—	$(32,501)
5-Year U.S. Treasury Note	Long	217	09/30/2016	196,402	—
10-Year U.S. Treasury Bond	Short	(9)	09/21/2016	—	(33,657)
10-Year U.S. Treasury Note	Long	43	09/21/2016	85,272	—
Euro-BTP Italian Government Bond	Short	(46)	09/08/2016	—	(70,289)
German Euro BOBL	Short	(1)	09/08/2016	—	(1,188)
German Euro Bund	Short	(31)	09/08/2016	—	(81,048)
U.S. Treasury Bond	Short	(60)	09/21/2016	—	(487,445)

Total				$281,674	$(706,128)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (F)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	07/06/2016	USD	9,098,627	EUR	8,148,000	$54,570	$—
BCLY	07/15/2016	GBP	272,220	EUR	355,065	—	(31,815)
BCLY	07/15/2016	GBP	235,153	USD	332,988	—	(19,904)
BCLY	07/15/2016	USD	335,741	GBP	234,931	22,953	—
BCLY	07/19/2016	JPY	71,662,254	GBP	460,000	81,903	—
BNP	07/15/2016	USD	632,897	GBP	450,000	33,766	—
BNP	07/15/2016	USD	665,000	SEK	5,516,639	12,550	—
BNP	07/19/2016	JPY	35,337,195	GBP	225,000	42,823	—
BOA	07/06/2016	USD	72,431	JPY	8,045,000	—	(5,489)
BOA	07/15/2016	AUD	516,655	GBP	290,000	—	(1,005)
BOA	07/15/2016	GBP	850,000	USD	1,181,630	—	(49,940)
BOA	07/15/2016	JPY	27,700,808	USD	261,276	7,097	—
BOA	07/15/2016	USD	383,652	GBP	290,000	—	(2,454)
BOA	07/19/2016	GBP	1,360,000	JPY	206,957,490	2,304	(196,843)
BOA	07/22/2016	USD	1,984,789	AUD	2,675,000	—	(8,557)
BOA	08/03/2016	USD	53,606	JPY	5,503,000	261	—
CBA	07/22/2016	AUD	885,000	USD	649,785	9,696	—
CITI	07/01/2016	AUD	512,500	NOK	3,162,649	4,296	—
CITI	07/01/2016	NOK	2,773,099	AUD	462,379	—	(13,466)
CITI	07/06/2016	USD	43,176	EUR	38,000	997	—
CITI	07/15/2016	GBP	290,000	USD	390,137	—	(4,031)
CITI	07/19/2016	GBP	1,005,000	JPY	143,124,630	—	(48,695)
CITI	07/19/2016	JPY	28,475,028	GBP	180,000	36,247	—
CITI	08/03/2016	USD	27,757	EUR	25,000	—	(21)
DUB	07/15/2016	CHF	644,165	USD	670,000	—	(9,682)
DUB	07/15/2016	EUR	355,000	GBP	281,918	18,831	—
DUB	07/15/2016	GBP	290,000	AUD	522,191	—	(3,122)
DUB	07/15/2016	GBP	563,323	EUR	709,935	—	(38,272)
DUB	07/15/2016	GBP	290,000	JPY	39,923,140	—	(680)
DUB	07/15/2016	GBP	2,305,000	USD	3,228,130	—	(159,251)
DUB	07/15/2016	JPY	39,166,472	GBP	290,000	—	(6,651)
DUB	07/15/2016	NZD	955,000	USD	674,068	7,268	—
DUB	07/15/2016	USD	2,725,116	GBP	1,950,000	130,735	(1,850)
DUB	07/15/2016	USD	275,075	NZD	390,000	—	(3,167)
DUB	07/19/2016	JPY	76,978,126	GBP	495,000	86,810	—
DUB	07/22/2016	USD	661,638	AUD	895,000	—	(5,295)
DUB	08/02/2016	EUR	1,165,000	USD	1,313,817	—	(19,397)
DUB	08/02/2016	USD	664,943	EUR	585,000	14,956	—
GSB	07/15/2016	USD	669,708	GBP	460,069	57,172	—
GSB	07/19/2016	GBP	230,000	JPY	36,807,610	—	(50,413)
GSB	08/02/2016	USD	663,069	EUR	585,000	13,081	—
HSBC	07/01/2016	NOK	3,218,714	AUD	525,000	—	(6,919)
HSBC	07/15/2016	EUR	880,000	GBP	699,799	45,402	—
HSBC	07/15/2016	GBP	290,000	JPY	39,946,630	—	(908)
HSBC	07/15/2016	GBP	225,038	USD	309,182	—	(9,567)
HSBC	07/15/2016	JPY	69,154,500	GBP	500,000	4,288	—
HSBC	07/15/2016	SEK	5,791,688	CHF	675,000	—	(6,946)
HSBC	07/15/2016	USD	311,222	GBP	225,038	11,607	—
HSBC	07/15/2016	USD	656,614	NZD	940,000	—	(14,020)
HSBC	07/19/2016	GBP	177,500	JPY	24,818,278	—	(4,144)
HSBC	07/19/2016	JPY	41,937,761	GBP	280,000	33,549	—
HSBC	09/26/2016	JPY	40,950,612	EUR	360,000	—	(3,022)
MSCS	07/01/2016	AUD	512,500	NOK	3,160,665	4,533	—
MSCS	07/06/2016	USD	49,273	EUR	44,000	435	—
MSCS	07/06/2016	USD	72,463	JPY	8,045,000	—	(5,457)
MSCS	07/15/2016	AUD	852,038	GBP	465,000	15,985	—
MSCS	07/15/2016	GBP	110,000	AUD	200,859	—	(3,261)
MSCS	07/15/2016	GBP	1,004,809	USD	1,408,115	—	(70,312)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (F)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
MSCS	07/15/2016	JPY	69,050,050	GBP	500,000	$3,276	$—
MSCS	07/15/2016	USD	261,276	JPY	26,753,541	2,080	—
MSCS	07/19/2016	GBP	177,500	JPY	24,763,435	—	(3,612)
MSCS	07/19/2016	JPY	84,526,820	GBP	615,000	4,749	(4,570)
MSCS	07/22/2016	AUD	1,640,000	USD	1,200,572	21,516	—
MSCS	08/03/2016	USD	9,116,576	EUR	8,205,000	—	(244)
MSCS	09/26/2016	EUR	360,000	JPY	41,001,609	2,527	—
RBS	07/15/2016	USD	656,291	GBP	455,000	50,504	—
SCB	07/06/2016	USD	2,722,068	NZD	4,037,000	—	(159,485)
SCB	07/15/2016	GBP	500,000	JPY	68,993,960	—	(2,732)
SCB	07/15/2016	JPY	38,878,977	GBP	290,000	—	(9,436)
SCB	07/15/2016	USD	808,141	GBP	605,000	2,643	—
SCB	07/19/2016	JPY	104,971,284	GBP	680,000	111,731	—
SCB	08/03/2016	USD	2,851,858	NZD	4,009,000	—	(5,540)
UBS	07/01/2016	NOK	706,429	AUD	117,621	—	(3,305)
UBS	07/06/2016	USD	145,121	JPY	16,090,000	—	(10,719)
WBC	07/22/2016	USD	513,675	AUD	720,000	—	(22,852)

Total						$953,141	$(1,027,051)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$11,986,994	$—	$11,986,994
U.S. Government Obligations	—	246,468,978	—	246,468,978
Exchange-Traded Options Purchased	117,909	—	—	117,909
Over-the-Counter Foreign Exchange Options Purchased	—	686,916	—	686,916
Over-the-Counter Inflation-Capped Options Purchased	—	220	—	220
Over-the-Counter Interest Rate Swaptions Purchased	—	696,425	—	696,425
Short-Term Investment Company	5,789,593	—	—	5,789,593
Securities Lending Collateral	27,618,546	—	—	27,618,546

Total Investments	$33,526,048	$259,839,533	$—	$293,365,581

Other Financial Instruments
Over-the-Counter Interest Rate Swap Agreements	—	108,360	—	108,360
Futures Contracts (K)	281,674	—	—	281,674
Forward Foreign Currency Contracts (K)	—	953,141	—	953,141

Total Other Financial Instruments	$281,674	$1,061,501	$—	$1,343,175

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(3,531)	$—	$—	$(3,531)
Over-the-Counter Foreign Exchange Options Written	—	(536,716)	—	(536,716)
Over-the-Counter Inflation-Capped Options Written	—	(441)	—	(441)
Over-the-Counter Interest Rate Swaptions Written	—	(167,684)	—	(167,684)
Centrally Cleared Interest Rate Swap Agreements	—	(402,563)	—	(402,563)
Over-the-Counter Interest Rate Swap Agreements	—	(62,139)	—	(62,139)
Futures Contracts (K)	(706,128)	—	—	(706,128)
Forward Foreign Currency Contracts (K)	—	(1,027,051)	—	(1,027,051)

Total Other Financial Instruments	$(709,659)	$(2,196,594)	$—	$(2,906,253)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the total value of Regulation S securities is $11,973,908, representing 4.5% of the Portfolio’s net assets.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate security. The rate disclosed is as of June 30, 2016.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $27,063,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $488,351.
(F)	Cash in the amount of $580,000 has been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(G)	Rate disclosed reflects the yield at June 30, 2016.
(H)	Aggregate cost for federal income tax purposes is $286,321,293. Aggregate gross unrealized appreciation and depreciation for all securities is $8,675,050 and $1,630,762, respectively. Net unrealized appreciation for tax purposes is $7,044,288.
(I)	Cash in the amount of $321,220 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CBA	Commonwealth Bank of Australia
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG
WBC	Westpac Banking Corp.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offer Rate
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NAS	National Academy of Sciences
NSA	Not Seasonally Adjusted

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.2%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$ 3,562,609	$ 3,956,430
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.06% (B), 07/18/2027 (A)	4,560,000	4,525,194
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	2,583,369	2,614,197
Conseco Finance Securitizations Corp. Series 2002-2, Class A2, 6.03% (B), 03/01/2033	110,016	110,455
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C,
2.86%, 01/15/2019	455,000	458,262
Series 2012-2, Class D,
3.50%, 01/15/2019	815,000	822,577
HSBC Home Equity Loan Trust Series 2006-3, Class M1, 0.71% (B), 03/20/2036	5,750,000	5,665,032
ICG US CLO, Ltd. Series 2014-1A, Class A1, 1.78% (B), 04/20/2026 (A)	4,610,000	4,512,208
MVW Owner Trust Series 2014-1A, Class A, 2.25%, 09/22/2031 (A)	2,224,576	2,189,443
NRZ Advance Receivables Trust Advance Receivables Backed Series 2015-T4, Class AT4, 3.20%, 11/15/2047 (A)	5,920,000	5,947,715
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.16% (B), 04/17/2027 (A)	4,650,000	4,591,452
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (A)	6,115,000	6,140,934
Palmer Square CLO, Ltd. Series 2015-2A, Class A1A, 2.13% (B), 07/20/2027 (A)	4,575,000	4,538,135
RAAC Trust Series 2007-RP4, Class A, 0.80% (B), 11/25/2046 (A)	905,436	766,799
SBA Tower Trust Series 2014-1A, Class C, 2.90% (B), 10/15/2044 (A)	9,030,000	9,155,382
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (A)	882,048	880,427
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,702,707	1,698,916
Series 2014-2A, Class A,
2.05%, 06/20/2031 (A)	1,495,350	1,492,313
Series 2014-3A, Class A,
2.30%, 10/20/2031 (A)	1,782,858	1,788,264
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	1,151,859	1,154,464

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	$ 1,195,144	$ 1,198,043
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (A)	1,560,842	1,556,724
SLM Private Education Loan Trust Series 2011-B, Class A3, 2.69% (B), 06/16/2042 (A)	690,000	708,769
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (A)	3,471,434	3,356,360
SpringCastle America Funding LLC Series 2014-AA, Class A, 2.70%, 05/25/2023 (A)	1,361,483	1,366,112
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.39% (B), 10/15/2018 (A)	6,291,000	6,224,992

Total Asset-Backed Securities (Cost $77,748,092)		77,419,599

CORPORATE DEBT SECURITIES - 38.0%
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	1,075,000	1,220,175
5.10%, 01/15/2044	1,260,000	1,468,144

		2,688,319

Airlines - 1.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	2,264,224	2,341,026
3.70%, 04/01/2028	3,927,584	4,084,688
United Airlines Pass-Through Trust 3.75%, 03/03/2028	6,888,559	7,284,651

		13,710,365

Auto Components - 0.2%
BorgWarner, Inc. 3.38%, 03/15/2025 (C)	2,235,000	2,285,330

Automobiles - 0.3%
BMW US Capital LLC 2.80%, 04/11/2026 (A) (C)	1,777,143	1,822,839
General Motors Co.
4.88%, 10/02/2023	850,000	904,860
6.25%, 10/02/2043	500,000	555,426

		3,283,125

Banks - 6.8%
Bank of America Corp.
4.10%, 07/24/2023	1,595,000	1,708,779
4.45%, 03/03/2026, MTN	1,325,000	1,385,865
5.42%, 03/15/2017	1,600,000	1,644,954
5.75%, 12/01/2017	1,965,000	2,079,839
Bank One Corp. 8.00%, 04/29/2027	470,000	636,975
Barclays Bank PLC 10.18%, 06/12/2021 (A)	9,240,000	11,633,382
Branch Banking & Trust Co. 3.80%, 10/30/2026	1,980,000	2,180,631

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
1.70%, 04/27/2018	$ 5,142,000	$ 5,150,243
3.38%, 03/01/2023	1,380,000	1,428,027
6.68%, 09/13/2043	490,000	629,080
Commerzbank AG 8.13%, 09/19/2023 (A)	6,715,000	7,837,614
Cooperatieve Rabobank UA
2.25%, 01/14/2019	620,000	631,938
11.00% (B), 06/30/2019 (A) (D)	8,795,000	10,488,037
First Horizon National Corp. 3.50%, 12/15/2020	2,345,000	2,366,473
HSBC Holdings PLC 4.25%, 03/14/2024	485,000	490,715
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (A)	1,405,000	1,286,273
JPMorgan Chase & Co.
2.00%, 08/15/2017	5,975,000	6,030,669
3.25%, 09/23/2022	1,745,000	1,824,267
4.85%, 02/01/2044 (C)	490,000	587,863
6.75% (B), 02/01/2024 (C) (D)	412,000	453,715
JPMorgan Chase Bank NA 6.00%, 10/01/2017	2,566,000	2,710,237
Macquarie Bank, Ltd. 1.65%, 03/24/2017 (A)	2,245,000	2,249,982
Nordea Bank AB 4.25%, 09/21/2022 (A)	9,640,000	10,188,208
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	1,685,000	1,712,182
6.40%, 10/21/2019	1,130,000	1,246,758
Societe Generale SA 5.00%, 01/17/2024 (A)	2,315,000	2,407,380
Wells Fargo & Co.
2.15%, 01/15/2019	912,000	931,076
4.13%, 08/15/2023	1,855,000	1,997,091
5.38%, 11/02/2043	550,000	640,735
5.90% (B), 06/15/2024 (D)	1,080,000	1,111,050

		85,670,038

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	1,105,000	1,183,727
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	1,360,000	1,383,608
Molson Coors Brewing Co. 2.10%, 07/15/2021 (E)	2,605,000	2,612,919

		5,180,254

Biotechnology - 1.3%
Celgene Corp.
3.63%, 05/15/2024	2,330,000	2,426,586
3.88%, 08/15/2025	3,585,000	3,823,990
5.00%, 08/15/2045	4,585,000	5,049,639
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,310,000	2,513,691
4.75%, 03/01/2046	2,005,000	2,279,892

		16,093,798

Capital Markets - 4.0%
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (C)	3,495,000	3,722,783

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Bank of New York Mellon Corp. 2.10%, 01/15/2019, MTN	$ 1,275,000	$ 1,303,474
Deutsche Bank AG 1.95% (B), 08/20/2020	2,535,000	2,474,657
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	4,225,000	4,367,336
5.75%, 01/24/2022	3,555,000	4,127,213
6.25%, 02/01/2041	490,000	634,111
6.75%, 10/01/2037	1,557,000	1,920,612
Macquarie Group, Ltd. 6.25%, 01/14/2021 (A)	5,645,000	6,451,789
Morgan Stanley
5.00%, 11/24/2025	1,260,000	1,379,437
5.75%, 01/25/2021	8,880,000	10,124,488
Oaktree Capital Management, LP 6.75%, 12/02/2019 (A)	4,080,000	4,677,814
State Street Capital Trust IV 1.65% (B), 06/01/2077	285,000	238,069
UBS AG 7.63%, 08/17/2022	5,385,000	6,098,512
UBS Group Funding Jersey, Ltd. 4.13%, 09/24/2025 (A)	2,883,000	2,988,368

		50,508,663

Chemicals - 0.3%
LyondellBasell Industries NV 5.00%, 04/15/2019	1,217,000	1,317,262
Monsanto Co. 4.40%, 07/15/2044 (C)	2,705,000	2,652,393

		3,969,655

Commercial Services & Supplies - 0.5%
ERAC USA Finance LLC 3.85%, 11/15/2024 (A)	3,020,000	3,246,304
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (A)	2,325,000	2,335,599

		5,581,903

Communications Equipment - 0.4%
Cisco Systems, Inc. 2.13%, 03/01/2019 (C)	797,000	818,568
Harris Corp. 5.55%, 10/01/2021	3,442,000	3,904,767

		4,723,335

Construction Materials - 0.4%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	5,140,000	5,474,773

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	1,111,000	1,128,326
Ford Motor Credit Co. LLC 4.38%, 08/06/2023	706,000	767,310

		1,895,636

Containers & Packaging - 0.2%
International Paper Co. 4.75%, 02/15/2022	2,047,000	2,274,166

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
2.45%, 06/30/2020	4,480,000	4,573,896

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
3.40%, 05/15/2025	$ 2,735,000	$ 2,797,651
4.35%, 06/15/2045	1,445,000	1,400,156
4.60%, 02/15/2021	1,685,000	1,843,872
5.00%, 03/01/2021	905,000	1,013,374
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (A)	790,000	788,309
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	1,902,000	1,388,460
Sprint Capital Corp. 6.88%, 11/15/2028	822,000	645,270
Verizon Communications, Inc.
3.45%, 03/15/2021 (C)	1,125,000	1,205,359
4.50%, 09/15/2020	1,135,000	1,259,800
5.15%, 09/15/2023	2,975,000	3,464,762
6.55%, 09/15/2043	2,901,000	3,908,767

		24,289,676

Electric Utilities - 1.5%
Appalachian Power Co. 3.40%, 06/01/2025 (C)	2,700,000	2,865,316
CenterPoint Energy Houston Electric LLC 4.50%, 04/01/2044	1,160,000	1,368,528
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	504,139
8.88%, 11/15/2018	449,000	523,167
Commonwealth Edison Co. 4.70%, 01/15/2044	1,055,000	1,269,546
Duke Energy Carolinas LLC 4.25%, 12/15/2041	925,000	1,036,495
Duke Energy Corp. 3.75%, 04/15/2024	275,000	295,292
Entergy Arkansas, Inc. 3.70%, 06/01/2024	1,110,000	1,216,745
Jersey Central Power & Light Co. 7.35%, 02/01/2019 (C)	1,000,000	1,127,812
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	369,154
5.30%, 06/01/2042	525,000	654,231
Pacific Gas & Electric Co. 4.75%, 02/15/2044	488,000	576,506
PacifiCorp
3.60%, 04/01/2024 (C)	3,380,000	3,712,605
5.75%, 04/01/2037	400,000	523,152
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN (C)	2,760,000	2,949,063

		18,991,751

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (A)	2,040,000	2,127,630
Schlumberger Investment SA 3.65%, 12/01/2023	835,000	896,348
Weatherford International, Ltd. 5.95%, 04/15/2042	960,000	681,600

		3,705,578

Food & Staples Retailing - 0.8%
CVS Health Corp.
2.25%, 08/12/2019	3,890,000	3,994,945
5.30%, 12/05/2043	319,000	398,218

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	$ 1,258,000	$ 1,396,386
4.30%, 04/22/2044 (C)	945,000	1,102,728
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	2,653,000	2,782,042

		9,674,319

Food Products - 0.3%
Kraft Heinz Foods Co. 2.80%, 07/02/2020 (A)	2,305,000	2,393,606
Mondelez International, Inc. 2.25%, 02/01/2019 (C)	1,570,000	1,604,234

		3,997,840

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 2.65%, 10/01/2018	1,062,000	1,085,564

Health Care Providers & Services - 1.0%
Aetna, Inc. 4.75%, 03/15/2044	345,000	379,053
Anthem, Inc.
1.88%, 01/15/2018 (C)	1,930,000	1,940,926
2.30%, 07/15/2018	1,930,000	1,957,763
3.30%, 01/15/2023	620,000	640,413
Coventry Health Care, Inc. 5.45%, 06/15/2021	1,632,000	1,862,399
Express Scripts Holding Co.
3.40%, 03/01/2027 (E)	2,410,000	2,406,934
4.75%, 11/15/2021	1,255,000	1,407,682
4.80%, 07/15/2046 (E)	660,000	659,120
Tenet Healthcare Corp. 6.25%, 11/01/2018	1,010,000	1,065,550
UnitedHealth Group, Inc. 3.38%, 11/15/2021	650,000	701,547

		13,021,387

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	2,320,000	2,389,600

Industrial Conglomerates - 0.9%
General Electric Co.
5.00% (B), 01/21/2021 (D)	9,493,000	10,072,073
6.88%, 01/10/2039, MTN	500,000	754,725

		10,826,798

Insurance - 2.8%
American International Group, Inc.
4.13%, 02/15/2024	629,000	663,552
8.18% (B), 05/15/2068	1,070,000	1,344,919
Fidelity National Financial, Inc. 5.50%, 09/01/2022	1,320,000	1,455,346
Genworth Holdings, Inc. 7.63%, 09/24/2021	1,125,000	957,656
Lincoln National Corp. 8.75%, 07/01/2019	3,140,000	3,714,366
Metropolitan Life Global Funding I 1.30%, 04/10/2017 (A)	4,970,000	4,985,516
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	1,690,000	1,718,705

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co. 9.25%, 06/15/2039 (A)	$ 4,240,000	$ 6,428,713
Principal Financial Group, Inc. 8.88%, 05/15/2019	1,770,000	2,100,312
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	1,465,000	1,651,603
7.38%, 06/15/2019, MTN	1,595,000	1,850,454
Reinsurance Group of America, Inc. 3.32% (B), 12/15/2065 (C)	10,476,000	7,621,290

		34,492,432

IT Services - 0.3%
International Business Machines Corp. 3.63%, 02/12/2024 (C)	1,543,000	1,682,645
MasterCard, Inc.
2.00%, 04/01/2019	1,366,000	1,400,741
3.38%, 04/01/2024	878,000	951,407

		4,034,793

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	3,515,000	3,576,129

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (A)	1,245,000	1,252,849

Media - 0.9%
21st Century Fox America, Inc. 7.63%, 11/30/2028	1,045,000	1,445,800
CBS Corp.
4.63%, 05/15/2018	655,000	691,105
5.75%, 04/15/2020	520,000	594,999
Comcast Corp. 5.88%, 02/15/2018	2,649,000	2,852,939
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (A) (D)	1,500,000	1,546,875
NBCUniversal Media LLC
4.38%, 04/01/2021	2,770,000	3,103,973
4.45%, 01/15/2043	1,359,000	1,521,445

		11,757,136

Metals & Mining - 0.4%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (C)	1,031,000	1,121,896
Freeport-McMoRan, Inc. 3.88%, 03/15/2023 (C)	1,125,000	984,375
Novelis, Inc. 8.75%, 12/15/2020	2,735,000	2,851,238
Rio Tinto Finance USA PLC 2.88%, 08/21/2022 (C)	390,000	395,960

		5,353,469

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	586,191
4.88%, 03/01/2044	725,000	831,187

		1,417,378

Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	1,485,000	1,639,856

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp.
4.25%, 01/15/2044	$ 360,000	$ 348,495
4.75%, 04/15/2043	520,000	534,595
BP Capital Markets PLC 3.12%, 05/04/2026	3,120,000	3,186,971
Energy Transfer Partners, LP 5.95%, 10/01/2043	960,000	927,690
EOG Resources, Inc. 2.45%, 04/01/2020	1,627,000	1,649,882
Exxon Mobil Corp.
1.82%, 03/15/2019	2,930,000	2,985,614
3.04%, 03/01/2026 (C)	1,290,000	1,369,352
Husky Energy, Inc. 4.00%, 04/15/2024 (C)	1,120,000	1,137,761
Kerr-McGee Corp. 6.95%, 07/01/2024	865,000	1,000,135
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	2,480,000	2,492,730
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (C)	1,370,000	1,373,425
MEG Energy Corp. 6.50%, 03/15/2021 (A)	1,090,000	844,750
Murphy Oil Corp. 3.50%, 12/01/2017	1,326,000	1,322,103
Nexen Energy ULC 5.88%, 03/10/2035	110,000	128,752
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	462,448
8.25%, 03/01/2019	1,065,000	1,219,758
Peabody Energy Corp. 6.25%, 11/15/2021 (F)	1,715,000	227,238
Petrobras Global Finance BV 6.25%, 03/17/2024	1,370,000	1,215,875
Petroleos Mexicanos 3.50%, 01/30/2023	1,145,000	1,078,132
Range Resources Corp. 5.75%, 06/01/2021	450,000	439,875
Shell International Finance BV 2.00%, 11/15/2018	2,249,000	2,287,246
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (C)	1,010,000	1,081,285
4.63%, 03/01/2034	875,000	919,986
Western Gas Partners, LP 5.38%, 06/01/2021	1,956,000	2,062,295
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	477,900
7.88%, 09/01/2021	796,000	855,700
Williams Partners, LP 5.40%, 03/04/2044	814,000	724,165

		33,994,014

Pharmaceuticals - 0.8%
Actavis Funding SCS 4.55%, 03/15/2035	3,695,000	3,797,429
Mylan NV 3.15%, 06/15/2021 (A)	2,929,000	2,971,025
Perrigo Co. PLC 2.30%, 11/08/2018	3,365,000	3,393,970

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021 (C)	$ 383,000	$ 405,875

		10,568,299

Real Estate Investment Trusts - 2.4%
EPR Properties 4.50%, 04/01/2025 (C)	4,740,000	4,700,701
HCP, Inc. 3.40%, 02/01/2025	1,665,000	1,609,933
Kilroy Realty, LP 4.25%, 08/15/2029	6,355,000	6,722,561
Realty Income Corp. 3.88%, 07/15/2024	4,095,000	4,300,933
Simon Property Group, LP 3.38%, 10/01/2024	6,665,000	7,149,079
Ventas Realty, LP / Ventas Capital Corp. 2.70%, 04/01/2020	535,000	546,004
Vereit Operating Partnership, LP
2.00%, 02/06/2017	3,705,000	3,727,230
3.00%, 02/06/2019	1,655,000	1,657,069

		30,413,510

Road & Rail - 0.3%
Aviation Capital Group Corp. 7.13%, 10/15/2020 (A)	3,032,000	3,441,320
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	282,894
3.75%, 04/01/2024	294,000	324,848

		4,049,062

Semiconductors & Semiconductor Equipment - 0.4%
KLA-Tencor Corp. 4.13%, 11/01/2021	3,735,000	3,976,434
LAM Research Corp. 3.90%, 06/15/2026	885,000	931,710

		4,908,144

Software - 0.2%
Microsoft Corp. 2.70%, 02/12/2025	2,445,000	2,527,673

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc. 2.85%, 02/23/2023	5,198,000	5,462,142
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02%, 06/15/2026 (A)	1,265,000	1,318,746
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (A)	4,040,000	4,216,875
HP, Inc. 3.75%, 12/01/2020	270,000	285,203

		11,282,966

Tobacco - 0.1%
Altria Group, Inc. 4.00%, 01/31/2024	905,000	1,012,460

Trading Companies & Distributors - 0.2%
International Lease Finance Corp. 6.75%, 09/01/2016 (A)	2,000,000	2,010,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV 2.38%, 09/08/2016	$ 3,420,000	$ 3,430,034
Crown Castle Towers LLC
4.88%, 08/15/2040 (A)	3,445,000	3,755,509
6.11%, 01/15/2040 (A)	7,393,000	8,223,676
SBA Tower Trust 2.24%, 04/15/2043 (A)	1,420,000	1,423,885
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	3,570,000	3,802,050
Sprint Corp. 7.88%, 09/15/2023	1,290,000	1,054,575
T-Mobile USA, Inc.
6.46%, 04/28/2019 (C)	145,000	147,356
6.63%, 04/28/2021	475,000	496,375
6.73%, 04/28/2022	460,000	483,713
6.84%, 04/28/2023	145,000	153,156

		22,970,329

Total Corporate Debt Securities (Cost $468,669,633)		476,942,516

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Brazil - 0.1%
Brazil Government International Bond 4.25%, 01/07/2025 (C)	1,440,000	1,414,800

Colombia - 0.1%
Colombia Government International Bond 4.00%, 02/26/2024 (C)	810,000	846,045

Indonesia - 0.2%
Indonesia Government International Bond 5.38%, 10/17/2023 (A)	2,500,000	2,813,257

Mexico - 0.3%
Mexico Government International Bond 4.00%, 10/02/2023	3,618,000	3,894,958

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025 (C)	1,010,000	1,373,600

Republic of Korea - 0.4%
Export-Import Bank of Korea 4.00%, 01/11/2017	3,750,000	3,805,875
Korea Development Bank 3.50%, 08/22/2017	1,610,000	1,651,242

		5,457,117

Turkey - 0.2%
Turkey Government International Bond 5.75%, 03/22/2024	2,180,000	2,430,940

Total Foreign Government Obligations (Cost $17,331,428)		18,230,717

MORTGAGE-BACKED SECURITIES - 12.4%
Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2, 1.29% (B), 02/25/2035	4,403	4,390
Alternative Loan Trust
Series 2005-36, Class 2A1A,
0.76% (B), 08/25/2035	1,149,757	791,893

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	$ 1,991,811	$ 1,802,401
Series 2005-51, Class 3A3A,
0.77% (B), 11/20/2035	997,877	808,730
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	7,526,615	5,418,548
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,644,321	1,259,803
Banc of America Commercial Mortgage Trust Series 2007-3, Class A1A, 5.72% (B), 06/10/2049	2,358,105	2,417,960
Banc of America Funding Trust Series 2005-E, Class 4A1, 2.89% (B), 03/20/2035	162,134	159,670
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	3,410,000	3,493,232
Series 2012-TFT, Class C,
3.58% (B), 06/05/2030 (A)	4,215,000	4,153,107
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2, 3.22% (B), 11/25/2034	82,388	73,563
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	2,485,860	2,501,271
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	1,706,805	1,737,831
Series 2007-PW17, Class A1A,
5.65% (B), 06/11/2050	1,612,079	1,671,809
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2, 0.66% (B), 12/25/2046	113,238	65,781
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.86% (B), 02/25/2034	100,790	98,699
Series 2005-3, Class 1A2,
0.74% (B), 04/25/2035	207,327	176,453
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	1,140,000	1,250,181
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	1,735,000	1,933,415
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (B), 06/25/2058 (A)	5,401,960	5,556,335
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (B), 12/11/2049 (A)	2,350,000	2,382,687
Series 2013-CR11, Class AM,
4.72% (B), 10/10/2046	565,000	643,868
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	1,380,000	1,448,792
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,240,000	1,366,029

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (A)	$ 1,560,000	$ 1,637,413
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (B), 12/10/2049	1,175,000	1,215,482
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (A)	4,655,000	4,836,576
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A2, 5.45% (B), 01/15/2049	5,729	5,718
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 4.04% (B), 08/26/2036 (A)	4,327,261	4,233,160
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (A)	1,387,718	1,376,943
Series 2014-4R, Class 21A1,
0.78% (B), 12/27/2035 (A)	5,933,662	5,409,046
DBRR Trust Series 2011-C32, Class A3A, 5.89% (B), 06/17/2049 (A)	1,320,000	1,342,088
Extended Stay America Trust Series 2013-ESH7, Class A27, 2.96%, 12/05/2031 (A)	1,289,157	1,293,302
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
3.42% (B), 12/19/2033	27,332	25,868
Series 2005-AR1, Class 3A,
3.27% (B), 03/18/2035	54,725	53,226
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (B), 12/10/2027 (A)	3,320,000	3,177,591
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class C, 3.63%, 06/05/2031 (A)	410,000	420,690
Hilton USA Trust Series 2013-HLT, Class DFX, 4.41%, 11/05/2030 (A)	970,000	975,757
Hilton USA Trust, Interest Only STRIPS Series 2013-HLT, Class X1FX, 0.00% (B), 11/05/2030 (A)	22,320,000	223
Impac CMB Trust Series 2004-6, Class 1A1, 1.25% (B), 10/25/2034	38,252	35,068
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 4.07% (B), 08/25/2037	663,279	501,773
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (B), 06/12/2047	3,778,246	3,822,802
Series 2007-LD11, Class ASB,
5.93% (B), 06/15/2049	228,517	230,187

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2007-LD12, Class A1A,
5.85% (B), 02/15/2051	$ 3,377,548	$ 3,496,807
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	2,714,554	2,762,555
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	190,959	205,154
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.45% (B), 02/25/2034	67,422	66,692
Series 2006-A2, Class 5A1,
2.71% (B), 11/25/2033	75,579	75,884
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	396,861	324,874
JPMorgan Re-REMIC Trust Series 2014-2, Class 6A1, 2.92% (B), 05/26/2037 (A)	5,336,809	5,331,099
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.36% (B), 09/15/2045	900,000	950,554
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1, 2.90% (B), 11/25/2035 (A)	573,233	431,722
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.09% (B), 10/25/2028	37,023	36,082
Series 2004-A1, Class 2A1,
2.77% (B), 02/25/2034	218,384	218,973
Series 2005-A3, Class A1,
0.72% (B), 04/25/2035	42,605	40,566
Series 2005-A4, Class 2A2,
2.88% (B), 07/25/2035	233,455	206,057
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.02% (B), 06/12/2050	1,013,943	1,039,356
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.90% (B), 04/12/2049	2,855,000	2,874,794
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	3,674,818	3,730,535
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	1,090,000	1,110,912
Series 2007-IQ14, Class A1A,
5.67% (B), 04/15/2049	1,030,988	1,058,048
Series 2007-IQ15, Class AM,
6.10% (B), 06/11/2049	1,225,000	1,262,969
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.99% (B), 08/15/2045 (A)	540,000	550,574
Series 2012-XA, Class A,
2.00%, 07/27/2049 (A)	478,515	474,836
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	7,253,938	7,397,115
Motel 6 Trust Series 2015-MTL6, Class C, 3.64%, 02/05/2030 (A)	11,625,000	11,563,135
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50% (B), 10/25/2034 (A)	92,096	92,888

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	$ 3,887,390	$ 4,038,022
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,697,612	1,759,993
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	3,042,087	3,174,725
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1.03% (B), 05/25/2035	3,356,087	3,216,113
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (B), 01/11/2037 (A)	4,200,000	3,956,203
RALI Trust
Series 2007-QO1, Class A1,
0.60% (B), 02/25/2047	523,999	413,795
Series 2007-QO4, Class A1A,
0.64% (B), 05/25/2047	977,995	758,339
RBSCF Trust Series 2010-RR3, Class WBTA, 6.15% (B), 02/16/2051 (A)	6,734,996	6,757,369
SCG Trust Series 2013-SRP1, Class AJ, 2.39% (B), 11/15/2026 (A)	1,140,000	1,136,777
STRIPS, Ltd. Series 2012-1A, Class A, 1.50%, 12/25/2044 (A)	366,204	365,746
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
2.84% (B), 07/25/2035	672,308	540,469
Series 2007-3, Class 3A1,
3.06% (B), 04/25/2047	1,649,897	1,262,982
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1.15% (B), 01/19/2034	47,335	45,475
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	3,488,417	3,556,381
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	4,033,904	4,083,981
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	2,680,000	2,842,914
Voyager BRSTN Delaware Trust, Interest Only STRIPS Series 2009-1, Class UAU7, 0.70% (B), 12/26/2036 (A)	168,124	163,101
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
0.74% (B), 07/25/2045	61,566	57,578
Series 2007-OA6, Class 1A1B,
1.22% (B), 07/25/2047	837,170	218,680
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A, 1.75%, 08/20/2021 (A)	65,955	65,947

Total Mortgage-Backed Securities (Cost $159,247,499)		155,526,132

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	$ 340,000	$ 519,411
State of California, General Obligation Unlimited 7.60%, 11/01/2040	1,585,000	2,563,896
University of California, Revenue Bonds Series AD, 4.86%, 05/15/2112	315,000	351,178

		3,434,485

Georgia - 0.0% (G)
Municipal Electric Authority of Georgia, Revenue Bonds Series A, 6.64%, 04/01/2057	295,000	388,462

Illinois - 0.1%
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	670,000	643,166

New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds Series F, 7.41%, 01/01/2040	431,000	674,662

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds Series E, 6.81%, 11/15/2040	355,000	517,267
New York City Water & Sewer System, Revenue Bonds Series CC, 5.88%, 06/15/2044	340,000	488,713
New York State Dormitory Authority, Revenue Bonds Series H, 5.39%, 03/15/2040	330,000	437,464
Port Authority of New York & New Jersey, Revenue Bonds Series 181, 4.96%, 08/01/2046	570,000	708,333

		2,151,777

Total Municipal Government Obligations (Cost $6,302,493)		7,292,552

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
Federal Home Loan Mortgage Corp.
2.25% (B), 02/01/2037 - 05/01/2037	137,958	142,922
2.37% (B), 04/01/2037	192,662	200,833
2.49% (B), 09/01/2035	1,059,608	1,125,142
2.54% (B), 01/01/2038	231,741	245,353
2.55% (B), 09/01/2037	22,193	23,651
2.63% (B), 12/01/2034	21,325	22,774
3.00% (B), 05/01/2037 - 02/01/2041	761,381	808,094
5.50%, 12/01/2016 - 06/01/2041	2,012,207	2,256,927
6.00%, 08/01/2016 - 05/01/2031	545,396	632,933
Federal National Mortgage Association
1.70% (B), 08/01/2037	9,170	9,415

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.16% (B), 08/01/2034	$ 13,492	$ 14,028
2.29% (B), 01/01/2035	25,973	27,060
2.50%, TBA (E) (H)	9,151,000	9,467,526
2.65% (B), 08/01/2035	67,162	69,449
2.82% (B), 03/01/2041	418,093	442,816
2.95% (B), 03/01/2041	265,919	281,039
3.00%, TBA (E) (H)	60,605,000	62,894,245
3.50%, 07/01/2028 - 01/01/2029	4,714,062	5,055,187
3.50%, TBA (E) (H)	63,885,000	67,427,171
4.00%, TBA (E) (H)	21,425,000	22,971,002
4.50%, 02/01/2025 - 06/01/2026	3,105,455	3,335,234
5.00%, 04/01/2039 - 11/01/2039	7,258,141	8,191,155
5.00%, TBA (E) (H)	2,122,000	2,357,673
5.50%, 04/01/2036 - 04/01/2041	1,597,619	1,809,899
6.00%, 02/01/2034 - 02/01/2041	8,804,366	10,213,496
6.50%, 05/01/2040	2,514,759	2,921,513
7.00%, 09/01/2016	120	120
Government National Mortgage Association 4.46%, 06/20/2062	7,286,974	7,758,540
Government National Mortgage Association, Interest Only STRIPS 0.90% (B), 02/16/2053	9,011,059	550,293

Total U.S. Government Agency Obligations (Cost $208,783,584)		211,255,490

U.S. GOVERNMENT OBLIGATIONS - 23.6%
U.S. Treasury Bond
2.50%, 02/15/2045	10,126,000	10,542,513
2.75%, 08/15/2042 (C)	11,570,500	12,748,342
3.00%, 11/15/2045	400,000	459,938
3.50%, 02/15/2039 (C)	3,049,000	3,847,933
3.63%, 02/15/2044 (C)	38,610,900	49,783,929
4.50%, 02/15/2036 (C)	9,878,200	14,228,470
4.75%, 02/15/2037	2,822,000	4,197,945
5.25%, 02/15/2029 (C)	8,215,000	11,615,879
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,740,256	2,034,491
2.50%, 01/15/2029	7,433,630	9,418,640
U.S. Treasury Inflation Indexed Note 0.63%, 01/15/2024	15,901,475	16,647,477
U.S. Treasury Note
0.38%, 10/31/2016	19,272,000	19,273,310
0.50%, 09/30/2016 (C)	4,374,000	4,375,627
0.63%, 09/30/2017 (C)	5,085,000	5,089,770
0.88%, 04/30/2017 (C)	12,222,000	12,259,130
1.00%, 11/30/2019 (C)	8,771,500	8,828,716
1.25%, 11/30/2018 (C)	24,527,900	24,877,619
1.63%, 03/31/2019 - 11/15/2022	41,865,800	42,908,863
1.63%, 02/15/2026 (C)	495,000	500,569
1.75%, 05/15/2023	3,333,000	3,438,329
1.88%, 11/30/2021 (C)	6,429,000	6,694,698
2.00%, 02/15/2025 (C)	13,447,000	14,068,924
2.25%, 11/15/2024	3,363,900	3,588,336
2.50%, 08/15/2023 - 05/15/2024	13,789,100	14,957,477

Total U.S. Government Obligations (Cost $276,257,730)		296,386,925

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.1%
Citigroup Capital XIII 7.01% (B)	60,502	$ 1,577,287

Capital Markets - 0.1%
State Street Corp. Series D, 5.90% (B) (C)	23,039	649,470

Electric Utilities - 0.0% (G)
SCE Trust III Series H, 5.75% (B) (C)	7,998	231,942

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp. Series Z, 8.38% (B) (C) (I)	93,300	415,185
Federal National Mortgage Association
Series O, 0.00% (B) (I) (J)	1,300	9,555
Series S, 8.25% (B) (I)	81,175	362,852

		787,592

Total Preferred Stocks (Cost $4,586,141)		3,246,291

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.2%
Federal Home Loan Bank Discount Notes
0.33% (K), 08/01/2016	$ 65,300,000	65,285,960
0.34% (K), 08/12/2016 - 10/03/2016	22,908,000	22,892,757
0.35% (K), 07/08/2016 - 07/29/2016	5,100,000	5,099,406
0.40% (K), 09/07/2016 - 09/16/2016	45,900,000	45,874,233
0.43% (K), 08/12/2016	1,000,000	999,708

Total Short-Term U.S. Government Agency Obligations (Cost $140,136,694)		140,152,064

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
0.20% (K), 08/11/2016 (C)	$ 8,412,000	$ 8,410,048
0.21% (K), 07/07/2016 (C)	5,575,000	5,574,944
0.27% (K), 08/11/2016	2,700,000	2,699,374
0.29% (K), 10/06/2016	8,415,000	8,409,194

Total Short-Term U.S. Government Obligations (Cost $25,092,620)		25,093,560

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (K)	86,070,228	86,070,228

Total Securities Lending Collateral (Cost $86,070,228)		86,070,228

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (K), dated 06/30/2016, to be repurchased at $23,956,689 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $24,439,366.	$ 23,956,669	23,956,669

Total Repurchase Agreement (Cost $23,956,669)		23,956,669

Total Investments (Cost $1,494,182,811) (L)		1,521,572,743
Net Other Assets (Liabilities) - (21.2)%		(265,780,287)

Net Assets - 100.0%		$ 1,255,792,456

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$77,419,599	$—	$77,419,599
Corporate Debt Securities	—	476,942,516	—	476,942,516
Foreign Government Obligations	—	18,230,717	—	18,230,717
Mortgage-Backed Securities	—	155,526,132	—	155,526,132
Municipal Government Obligations	—	7,292,552	—	7,292,552
U.S. Government Agency Obligations	—	211,255,490	—	211,255,490
U.S. Government Obligations	—	296,386,925	—	296,386,925
Preferred Stocks	3,246,291	—	—	3,246,291
Short-Term U.S. Government Agency Obligations	—	140,152,064	—	140,152,064
Short-Term U.S. Government Obligations	—	25,093,560	—	25,093,560
Securities Lending Collateral	86,070,228	—	—	86,070,228
Repurchase Agreement	—	23,956,669	—	23,956,669

Total Investments	$89,316,519	$1,432,256,224	$—	$1,521,572,743

LIABILITIES

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $292,006,077, representing 23.3% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $84,321,136. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(F)	Security in default.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Cash in the amount of $353,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(I)	Non-income producing securities.
(J)	Percentage rounds to less than 0.01% or (0.01)%.
(K)	Rates disclosed reflect the yields at June 30, 2016.
(L)	Aggregate cost for federal income tax purposes is $1,494,182,811. Aggregate gross unrealized appreciation and depreciation for all securities is $44,175,448 and $16,785,516, respectively. Net unrealized appreciation for tax purposes is $27,389,932.
(M)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.9%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 4,387,000	$ 3,750,885
6.13%, 01/15/2023 (A)	930,000	792,825
7.50%, 03/15/2025 (A)	691,000	597,715
7.75%, 03/15/2020 (A)	1,812,000	1,780,290
Triumph Group, Inc. 5.25%, 06/01/2022	2,244,000	2,064,480

		8,986,195

Airlines - 2.5%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	1,000,000	955,000
5.50%, 10/01/2019 (A)	2,874,000	2,845,260
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	2,087,421	2,150,044
6.13%, 07/15/2018 (A)	7,155,000	7,405,425
Continental Airlines Pass-Through Certificates 6.13%, 04/29/2018	3,220,000	3,389,050
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	588,292	614,060
United Airlines Pass-Through Trust 4.63%, 03/03/2024	732,229	734,059
United Continental Holdings, Inc. 6.38%, 06/01/2018	1,185,000	1,235,362
US Airways Pass-Through Trust 6.75%, 12/03/2022	580,629	621,273

		19,949,533

Auto Components - 0.2%
Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	1,500,000	1,528,125

Automobiles - 0.2%
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020	430,000	434,838
5.25%, 04/15/2023	1,450,000	1,440,937

		1,875,775

Banks - 3.1%
Bank of America Corp. 8.00% (B), 01/30/2018 (C)	3,947,000	3,922,331
Barclays PLC
6.63% (B), 09/15/2019 (C)	2,336,000	2,084,880
8.25% (B), 12/15/2018 (C)	1,843,000	1,801,459
BNP Paribas SA 7.63% (B), 03/30/2021 (A) (C)	768,000	768,000
CIT Group, Inc.
5.00%, 08/15/2022	385,000	391,738
5.25%, 03/15/2018	1,525,000	1,571,177
5.38%, 05/15/2020	190,000	198,075
5.50%, 02/15/2019 (A)	2,290,000	2,395,912
Citigroup, Inc. 6.30% (B), 05/15/2024 (C)	3,900,000	3,880,110
JPMorgan Chase & Co.
5.00% (B), 07/01/2019 (C)	2,015,000	1,926,844
7.90% (B), 04/30/2018 (C)	2,852,000	2,909,040
Lloyds Banking Group PLC 7.50% (B), 06/27/2024 (C)	2,525,000	2,468,187

		24,317,753

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.8%
Cott Beverages, Inc.
5.38%, 07/01/2022	$ 4,099,000	$ 4,099,000
6.75%, 01/01/2020	2,484,000	2,589,570

		6,688,570

Biotechnology - 0.2%
Concordia International Corp. 7.00%, 04/15/2023 (A)	1,499,000	1,277,898

Building Products - 3.1%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017	7,646,000	6,804,940
Builders FirstSource, Inc.
7.63%, 06/01/2021 (A)	2,415,000	2,523,675
10.75%, 08/15/2023 (A)	4,070,000	4,426,125
Griffon Corp.
5.25%, 03/01/2022 (A)	1,300,000	1,283,750
5.25%, 03/01/2022	3,975,000	3,925,312
Norbord, Inc. 6.25%, 04/15/2023 (A)	2,237,000	2,292,925
Ply Gem Industries, Inc. 6.50%, 02/01/2022	3,042,000	2,974,815

		24,231,542

Capital Markets - 1.8%
Credit Suisse Group AG
6.25% (B), 12/18/2024 (A) (C)	807,000	759,450
7.50% (B), 12/11/2023 (A) (C)	4,022,000	4,042,110
Deutsche Bank AG 7.50% (B), 04/30/2025 (C)	2,200,000	1,839,750
Goldman Sachs Capital II 4.00% (B), 08/01/2016 (C)	5,876,000	4,400,654
Morgan Stanley
5.45% (B), 07/15/2019 (C)	2,970,000	2,851,200
5.55% (B), 07/15/2020 (C)	320,000	316,992

		14,210,156

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	6,738,000	5,634,989
10.00%, 04/15/2020	1,201,000	1,122,935
Tronox Finance LLC 7.50%, 03/15/2022 (A)	2,217,000	1,596,240

		8,354,164

Commercial Services & Supplies - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A)	2,052,000	1,857,060
5.50%, 04/01/2023	1,081,000	1,064,785

		2,921,845

Construction & Engineering - 1.8%
Abengoa Greenfield SA 6.50%, 10/01/2019 (A) (D)	1,767,000	70,680
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.88%, 02/15/2021 (A)	4,673,000	4,194,017
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	2,147,000	1,959,138
6.50%, 12/15/2020 (A)	814,000	811,965

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	$ 1,785,000	$ 1,213,800
7.25%, 10/15/2020 (A)	1,250,000	1,081,250
8.00%, 11/01/2019 (A)	1,800,000	1,233,000
9.13%, 11/15/2020 (A)	6,000,000	4,080,000

		14,643,850

Consumer Finance - 4.2%
Ally Financial, Inc.
3.25%, 02/13/2018	872,000	872,000
5.50%, 02/15/2017	1,700,000	1,725,500
5.75%, 11/20/2025	1,366,000	1,369,415
6.25%, 12/01/2017	2,830,000	2,964,425
8.00%, 12/31/2018 - 11/01/2031	1,599,000	1,817,303
Altice Financing SA
6.63%, 02/15/2023 (A)	2,539,000	2,492,968
7.50%, 05/15/2026 (A)	1,570,000	1,538,600
Altice US Finance I Corp. 5.38%, 07/15/2023 (A)	980,000	972,650
Navient Corp.
5.50%, 01/15/2019, MTN	2,630,000	2,634,997
5.88%, 10/25/2024	2,126,000	1,817,730
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	1,847,000	1,800,825
7.25%, 12/15/2021 (A)	3,079,000	2,948,142
Springleaf Finance Corp.
6.00%, 06/01/2020	3,589,000	3,360,201
7.75%, 10/01/2021	1,987,000	1,912,488
8.25%, 12/15/2020	4,694,000	4,705,735

		32,932,979

Containers & Packaging - 2.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.65% (B), 12/15/2019 (A)	3,620,000	3,633,575
4.63%, 05/15/2023 (A)	550,000	541,750
7.00%, 11/15/2020 (A)	774,706	759,212
7.25%, 05/15/2024 (A)	535,000	546,034
Ball Corp.
4.38%, 12/15/2020	958,000	1,007,696
5.25%, 07/01/2025	2,466,000	2,570,805
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc. 5.63%, 12/15/2016 (A)	645,000	646,613
Coveris Holdings SA 7.88%, 11/01/2019 (A)	3,200,000	3,108,000
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	1,617,000	1,698,529
6.38%, 08/15/2025 (A)	539,000	563,255
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	955,000	966,937
7.00%, 07/15/2024 (A)	495,000	509,603

		16,552,009

Diversified Financial Services - 2.7%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	800,000	814,000
4.63%, 07/01/2022	1,691,000	1,731,719

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Denali International LLC / Denali Finance Corp. 5.63%, 10/15/2020 (A)	$ 7,530,000	$ 7,898,970
Glen Meadow Pass-Through Trust 6.51% (B), 02/12/2067 (A)	6,373,000	4,588,560
ILFC E-Capital Trust I 3.98% (B), 12/21/2065 (A)	4,780,000	3,752,300
ILFC E-Capital Trust II 4.23% (B), 12/21/2065 (A)	875,000	691,250
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.50%, 04/15/2021 (A)	2,441,000	2,191,652

		21,668,451

Diversified Telecommunication Services - 7.2%
CenturyLink, Inc.
6.45%, 06/15/2021	594,000	603,653
7.50%, 04/01/2024	1,430,000	1,442,512
7.65%, 03/15/2042	12,462,000	10,530,390
Frontier Communications Corp.
6.88%, 01/15/2025	318,000	266,921
7.63%, 04/15/2024	4,566,000	4,040,910
9.00%, 08/15/2031	3,778,000	3,322,279
10.50%, 09/15/2022	1,238,000	1,309,959
11.00%, 09/15/2025	581,000	601,335
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,038,000	2,201,040
7.63%, 06/15/2021	1,302,000	1,401,115
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	4,464,000	3,180,600
8.00%, 02/15/2024 (A)	525,000	517,125
Neptune Finco Corp.
6.63%, 10/15/2025 (A)	752,000	789,600
10.13%, 01/15/2023 (A)	752,000	842,240
10.88%, 10/15/2025 (A)	950,000	1,085,964
Numericable-SFR SA 7.38%, 05/01/2026 (A)	2,538,000	2,509,447
Sprint Capital Corp. 8.75%, 03/15/2032	1,090,000	931,950
UPCB Finance IV, Ltd. 5.38%, 01/15/2025 (A)	2,750,000	2,722,500
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	3,425,000	3,279,437
6.38%, 04/15/2023 (A)	1,820,000	1,820,000
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	1,750,000	1,693,125
5.50%, 08/15/2026 (A)	675,000	656,438
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	2,500,000	2,450,000
7.38%, 04/23/2021 (A)	4,935,000	4,700,587
Windstream Services LLC 7.75%, 10/01/2021	4,602,000	4,337,385

		57,236,512

Electric Utilities - 1.4%
Elwood Energy LLC 8.16%, 07/05/2026	2,563,074	2,819,381
Homer City Generation, LP 8.73%, 10/01/2026	7,089,700	4,112,026

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Red Oak Power LLC 9.20%, 11/30/2029	$ 1,325,000	$ 1,371,375
Terraform Global Operating LLC 9.75%, 08/15/2022 (A)	3,244,000	2,935,820

		11,238,602

Electronic Equipment, Instruments & Components - 0.6%
Belden, Inc. 5.50%, 09/01/2022 (A)	2,514,000	2,532,855
Sanmina Corp. 4.38%, 06/01/2019 (A)	1,835,000	1,876,288

		4,409,143

Energy Equipment & Services - 4.0%
CSI Compressco, LP / Compressco Finance, Inc. 7.25%, 08/15/2022	2,453,000	2,011,460
Genesis Energy, LP / Genesis Energy Finance Corp. 6.75%, 08/01/2022	3,390,000	3,288,300
Noble Holding International, Ltd.
6.05%, 03/01/2041	1,491,000	894,600
7.95%, 04/01/2045	1,275,000	895,688
NuStar Logistics, LP
4.80%, 09/01/2020	3,924,000	3,806,280
6.75%, 02/01/2021	42,000	42,420
8.15%, 04/15/2018	2,000,000	2,120,000
Regency Energy Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	4,470,000	4,781,304
Rowan Cos., Inc. 4.88%, 06/01/2022	2,296,000	2,009,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 03/01/2025	3,540,000	3,548,931
5.88%, 06/30/2026 (A)	1,986,000	1,993,447
Transocean, Inc. 8.13%, 12/15/2021	3,721,000	3,144,245
Weatherford International LLC 6.80%, 06/15/2037	2,144,000	1,581,865
Weatherford International, Ltd. 6.75%, 09/15/2040	1,875,000	1,387,500

		31,505,040

Food & Staples Retailing - 0.6%
Albertsons Cos. LLC / Safeway, Inc. 6.63%, 06/15/2024 (A)	711,000	734,108
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,764,000	1,883,070
6.75%, 06/15/2021	2,253,000	2,371,282

		4,988,460

Food Products - 1.4%
Aramark Services, Inc. 5.75%, 03/15/2020	205,000	211,150
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	1,160,000	1,090,400
7.25%, 06/01/2021 (A)	2,140,000	2,214,900
Pilgrim’s Pride Corp. 5.75%, 03/15/2025 (A)	1,009,000	1,006,477
Post Holdings, Inc.
6.75%, 12/01/2021 (A)	4,845,000	5,123,587

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc. (continued)
7.38%, 02/15/2022	$ 827,000	$ 869,384
8.00%, 07/15/2025 (A)	458,000	507,808

		11,023,706

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp. 6.75%, 06/15/2023 (A)	2,516,000	2,207,790

Health Care Equipment & Supplies - 1.7%
Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (A)	3,330,000	2,747,250
DJO Finco, Inc. / DJO Finance LLC 8.13%, 06/15/2021 (A)	2,345,000	2,028,425
Hologic, Inc. 5.25%, 07/15/2022 (A)	2,139,000	2,235,255
Mallinckrodt International Finance SA 4.75%, 04/15/2023	3,250,000	2,632,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 08/01/2022 (A)	3,982,000	3,782,900

		13,426,330

Health Care Providers & Services - 5.6%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	7,498,000	6,560,750
7.13%, 07/15/2020	2,295,000	2,127,672
8.00%, 11/15/2019	2,104,000	2,059,290
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	2,229,000	2,332,091
HCA Holdings, Inc. 6.25%, 02/15/2021	8,043,000	8,585,902
HCA, Inc.
5.88%, 02/15/2026	1,270,000	1,317,625
7.50%, 02/15/2022	3,410,000	3,877,170
HealthSouth Corp. 5.75%, 11/01/2024 - 09/15/2025	3,573,000	3,569,400
LifePoint Health, Inc. 5.50%, 12/01/2021	3,940,000	4,107,450
Tenet Healthcare Corp.
4.38%, 10/01/2021	1,200,000	1,191,000
5.00%, 03/01/2019	745,000	720,787
5.50%, 03/01/2019	1,135,000	1,117,975
6.00%, 10/01/2020	1,410,000	1,487,550
6.75%, 06/15/2023	1,034,000	990,055
8.13%, 04/01/2022	4,042,000	4,142,242

		44,186,959

Hotels, Restaurants & Leisure - 5.8%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	445,000	465,025
6.88%, 05/15/2023	3,145,000	3,349,425
FelCor Lodging, LP 5.63%, 03/01/2023	2,680,000	2,680,000
International Game Technology PLC
6.25%, 02/15/2022 (A)	231,000	234,754
6.50%, 02/15/2025 (A)	8,218,000	8,279,635
MGM Growth Properties Operating Partnership, LP / MGP Escrow Co-Issuer, Inc. 5.63%, 05/01/2024 (A)	271,000	286,583

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
6.00%, 03/15/2023	$ 1,232,000	$ 1,299,760
6.63%, 12/15/2021	3,185,000	3,463,687
7.75%, 03/15/2022	3,385,000	3,825,050
11.38%, 03/01/2018	1,911,000	2,173,763
NCL Corp., Ltd. 4.63%, 11/15/2020 (A)	2,630,000	2,625,056
New Cotai LLC / New Cotai Capital Corp. 10.63%, 05/01/2019 (A) (E)	2,668,206	1,600,368
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	683,000	686,415
10.00%, 12/01/2022	7,477,000	6,075,062
Studio City Finance, Ltd. 8.50%, 12/01/2020 (A)	3,325,000	3,358,250
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	1,424,000	1,075,120
8.50%, 10/15/2022 (A)	5,205,000	4,437,262
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.63%, 09/15/2049 (A) (D) (F) (G) (H)	1,066,313	—	(I)

		45,915,215

Household Durables - 3.0%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	3,139,000	2,856,490
7.25%, 02/01/2023	925,000	756,187
7.50%, 09/15/2021	1,824,000	1,577,760
9.13%, 05/15/2019	2,020,000	1,994,750
KB Home
7.00%, 12/15/2021	1,975,000	1,984,875
7.63%, 05/15/2023	2,998,000	3,042,970
8.00%, 03/15/2020	910,000	973,700
9.10%, 09/15/2017	1,158,000	1,233,270
Meritage Homes Corp. 4.50%, 03/01/2018	6,072,000	6,163,080
Tempur Sealy International, Inc.
5.50%, 06/15/2026 (A)	1,300,000	1,277,250
5.63%, 10/15/2023	2,136,000	2,200,080

		24,060,412

Household Products - 1.3%
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023 (A)	1,740,000	1,705,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,693,000	3,803,790
7.13%, 04/15/2019	2,472,000	2,509,080
9.88%, 08/15/2019	2,210,000	2,281,825

		10,299,895

Independent Power & Renewable Electricity Producers - 2.3%
Calpine Corp.
5.25%, 06/01/2026 (A)	1,727,000	1,722,683
5.38%, 01/15/2023	370,000	360,750
5.75%, 01/15/2025	1,778,000	1,729,105
6.00%, 01/15/2022 (A)	2,597,000	2,720,357
NRG Energy, Inc.
7.25%, 05/15/2026 (A)	2,906,000	2,891,470
7.88%, 05/15/2021	6,278,000	6,497,730
8.25%, 09/01/2020	2,045,000	2,114,673

		18,036,768

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.4%
Genworth Holdings, Inc.
4.90%, 08/15/2023	$ 577,000	$ 434,193
7.20%, 02/15/2021	1,023,000	861,878
7.63%, 09/24/2021	4,494,000	3,825,517
Lincoln National Corp. 2.99% (B), 05/17/2066	8,111,000	5,596,590

		10,718,178

IT Services - 1.4%
First Data Corp.
5.00%, 01/15/2024 (A)	1,072,000	1,074,680
5.75%, 01/15/2024 (A)	2,320,000	2,302,600
6.75%, 11/01/2020 (A)	6,218,000	6,494,639
7.00%, 12/01/2023 (A)	986,000	998,325

		10,870,244

Machinery - 0.6%
CNH Industrial Capital LLC 3.88%, 07/16/2018	1,110,000	1,115,550
Meritor, Inc.
6.25%, 02/15/2024	1,852,000	1,583,460
6.75%, 06/15/2021	910,000	850,850
Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, 12/15/2018 (A)	1,616,000	1,486,720

		5,036,580

Media - 7.0%
Adelphia Communications Corp.
9.25%, 10/01/2049 (F) (H) (J)	1,305,000	6,525
10.25%, 06/15/2049 (F) (H) (J)	840,000	4,200
10.25%, 11/01/2049 (H) (J)	620,000	3,100
Cablevision Systems Corp.
5.88%, 09/15/2022	1,456,000	1,304,576
7.75%, 04/15/2018	3,805,000	4,073,709
8.00%, 04/15/2020	3,129,000	3,208,821
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	885,000	908,231
5.50%, 05/01/2026 (A)	419,000	425,285
5.75%, 01/15/2024	60,000	63,144
5.75%, 02/15/2026 (A)	1,750,000	1,802,500
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	1,400,000	1,423,520
7.75%, 07/15/2025 (A)	500,000	521,250
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,549,000	4,444,075
7.63%, 03/15/2020	8,816,000	8,373,409
CSC Holdings LLC 6.75%, 11/15/2021	185,000	188,700
DISH DBS Corp.
5.00%, 03/15/2023	750,000	682,500
5.88%, 07/15/2022 - 11/15/2024	3,874,000	3,686,545
6.75%, 06/01/2021	3,215,000	3,331,544
7.75%, 07/01/2026 (A)	1,230,000	1,266,900
7.88%, 09/01/2019	3,253,000	3,586,432
iHeartCommunications, Inc.
9.00%, 03/01/2021	250,000	176,250
10.63%, 03/15/2023	1,748,000	1,210,490

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Regal Entertainment Group 5.75%, 06/15/2023 - 02/01/2025	$ 2,238,000	$ 2,212,193
Unitymedia GmbH 6.13%, 01/15/2025 (A)	2,106,000	2,158,439
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	898,000	887,898
6.75%, 09/15/2022 (A)	9,061,000	9,559,355

		55,509,591

Metals & Mining - 2.0%
ArcelorMittal 8.00%, 10/15/2039	3,333,000	3,233,010
Constellium NV
5.75%, 05/15/2024 (A)	2,949,000	2,322,337
7.88%, 04/01/2021 (A)	646,000	666,187
8.00%, 01/15/2023 (A)	1,318,000	1,159,840
FMG Resources Pty, Ltd. 9.75%, 03/01/2022 (A)	856,000	944,810
Freeport-McMoRan, Inc. 5.45%, 03/15/2043	2,750,000	2,206,875
Novelis, Inc.
8.38%, 12/15/2017	2,045,000	2,091,012
8.75%, 12/15/2020	307,000	320,048
Teck Resources, Ltd.
3.75%, 02/01/2023	691,000	525,160
6.00%, 08/15/2040	635,000	444,500
6.25%, 07/15/2041	2,040,000	1,448,400
8.00%, 06/01/2021 (A)	415,000	427,450
8.50%, 06/01/2024 (A)	415,000	430,563

		16,220,192

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020 (A)	207,000	213,210
5.75%, 03/01/2023 (A)	1,117,000	1,186,813

		1,400,023

Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp. 5.38%, 11/01/2021	861,000	841,628
Berry Petroleum Co. LLC 6.38%, 09/15/2022 (D)	1,625,000	560,625
BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.88%, 04/15/2022 (D)	3,505,000	701,000
Carrizo Oil & Gas, Inc. 7.50%, 09/15/2020	1,749,000	1,770,862
Chesapeake Energy Corp. 8.00%, 12/15/2022 (A)	3,216,000	2,725,560
CITGO Holding, Inc. 10.75%, 02/15/2020 (A)	4,231,000	4,252,155
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	1,988,000	1,903,510
Concho Resources, Inc. 5.50%, 04/01/2023	2,076,000	2,081,190
Continental Resources, Inc.
4.50%, 04/15/2023	1,220,000	1,137,650
5.00%, 09/15/2022	1,694,000	1,655,885
Denbury Resources, Inc. 5.50%, 05/01/2022	1,087,000	733,725

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, LP
4.15%, 06/01/2025	$ 908,000	$ 836,824
5.05%, 04/01/2045	2,391,000	1,953,710
EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 05/01/2020	867,000	613,403
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/2020	766,000	767,624
6.75%, 02/01/2022	1,284,000	1,258,722
6.88%, 02/15/2023	1,279,000	1,234,235
Kinder Morgan, Inc. 8.05%, 10/15/2030, MTN	2,000,000	2,197,412
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021 (D)	4,085,000	694,450
8.63%, 04/15/2020 (D)	3,225,000	552,281
Oasis Petroleum, Inc.
6.50%, 11/01/2021	365,000	333,063
7.25%, 02/01/2019	1,613,000	1,544,447
ONEOK, Inc. 7.50%, 09/01/2023	2,181,000	2,322,765
Peabody Energy Corp.
6.25%, 11/15/2021 (D)	420,000	55,650
6.50%, 09/15/2020 (D)	1,000,000	132,500
10.00%, 03/15/2022 (A) (D)	1,414,000	187,355
Rose Rock Midstream, LP / Rose Rock Finance Corp. 5.63%, 11/15/2023	1,495,000	1,300,650
SM Energy Co. 6.13%, 11/15/2022	3,265,000	2,999,719
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	3,329,000	3,287,387
6.25%, 04/15/2021 (A)	621,000	619,448
6.38%, 04/01/2023 (A)	2,760,000	2,739,300
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	1,545,000	1,572,037
6.75%, 03/15/2024 (A)	1,685,000	1,727,125
Tesoro Logistics, LP / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	1,115,000	1,167,963
Whiting Petroleum Corp. 5.75%, 03/15/2021	1,785,000	1,610,962
WPX Energy, Inc. 8.25%, 08/01/2023	2,100,000	2,105,250

		52,178,072

Paper & Forest Products - 0.3%
Boise Cascade Co. 6.38%, 11/01/2020	2,410,000	2,458,200

Personal Products - 0.6%
Revlon Consumer Products Corp. 5.75%, 02/15/2021	4,540,000	4,381,100

Pharmaceuticals - 1.4%
Endo, Ltd. / Endo Finance LLC 6.00%, 07/15/2023 (A)	3,180,000	2,782,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	$ 1,150,000	$ 948,750
5.88%, 05/15/2023 (A)	2,853,000	2,303,798
6.38%, 10/15/2020 (A)	5,367,000	4,615,620
7.50%, 07/15/2021 (A)	830,000	731,956

		11,382,624

Professional Services - 0.4%
Ceridian HCM Holding, Inc. 11.00%, 03/15/2021 (A)	3,599,000	3,581,005

Real Estate Investment Trusts - 1.2%
CBL & Associates, LP 5.25%, 12/01/2023	3,139,000	2,978,098
Communications Sales & Leasing, Inc. / CSL Capital LLC 8.25%, 10/15/2023	1,065,000	1,080,315
Equinix, Inc. 5.88%, 01/15/2026	2,127,000	2,216,068
Iron Mountain US Holdings, Inc. 5.38%, 06/01/2026 (A)	1,436,000	1,392,920
Iron Mountain, Inc. 4.38%, 06/01/2021 (A)	875,000	881,562
VEREIT Operating Partnership, LP 4.13%, 06/01/2021	940,000	980,533

		9,529,496

Road & Rail - 0.8%
Aviation Capital Group Corp. 6.75%, 04/06/2021 (A)	2,779,000	3,140,270
Hertz Corp.
7.38%, 01/15/2021	2,724,000	2,812,530
7.50%, 10/15/2018	735,000	748,781

		6,701,581

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 7.50%, 09/15/2023 (A)	469,000	498,313

Software - 0.6%
Ensemble S Merger Sub, Inc. 9.00%, 09/30/2023 (A)	960,000	948,000
Infor US, Inc.
5.75%, 08/15/2020 (A)	776,000	812,860
6.50%, 05/15/2022	3,253,000	3,072,068

		4,832,928

Specialty Retail - 1.2%
Claire’s Stores, Inc. 9.00%, 03/15/2019 (A)	5,226,000	3,109,470
L Brands, Inc.
6.75%, 07/01/2036	2,345,000	2,343,523
6.88%, 11/01/2035	2,176,000	2,203,200
Men’s Wearhouse, Inc. 7.00%, 07/01/2022	2,494,000	2,094,960

		9,751,153

Technology Hardware, Storage & Peripherals - 2.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (A)	1,603,000	1,663,230
5.88%, 06/15/2021 (A)	754,000	768,908
7.13%, 06/15/2024 (A)	754,000	787,493
8.35%, 07/15/2046 (A)	1,152,000	1,238,526

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Diebold, Inc. 8.50%, 04/15/2024 (A)	$ 2,754,000	$ 2,733,345
Riverbed Technology, Inc. 8.88%, 03/01/2023 (A)	2,704,000	2,798,640
Seagate HDD Cayman
4.75%, 06/01/2023 - 01/01/2025	3,974,000	3,302,294
4.88%, 06/01/2027 (K)	1,445,000	1,046,570
Western Digital Corp.
7.38%, 04/01/2023 (A)	1,785,000	1,901,025
10.50%, 04/01/2024 (A)	2,357,000	2,521,990

		18,762,021

Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co. 6.88%, 05/01/2022	5,431,000	5,763,649

Trading Companies & Distributors - 1.2%
United Rentals North America, Inc.
5.50%, 07/15/2025	7,360,000	7,249,600
7.63%, 04/15/2022	2,188,000	2,335,690

		9,585,290

Wireless Telecommunication Services - 3.3%
Sprint Communications, Inc.
6.00%, 11/15/2022	2,470,000	1,943,643
9.00%, 11/15/2018 (A)	6,075,000	6,469,875
9.13%, 03/01/2017	995,000	1,025,367
Sprint Corp.
7.25%, 09/15/2021	1,570,000	1,338,425
7.63%, 02/15/2025	2,047,000	1,619,689
7.88%, 09/15/2023	8,612,000	7,040,310
T-Mobile USA, Inc.
6.63%, 04/28/2021	1,360,000	1,421,200
6.73%, 04/28/2022	4,671,000	4,911,790
6.84%, 04/28/2023	455,000	480,594

		26,250,893

Total Corporate Debt Securities (Cost $793,385,338)		744,084,810

LOAN ASSIGNMENTS - 0.9%
Containers & Packaging - 0.1%
Anchor Glass Container Corp. 1st Lien Term Loan, 4.75% (B), 07/01/2022	748,125	745,881

Household Products - 0.2%
KIK Custom Products, Inc. Term Loan B, TBD, 08/26/2022 (K) (L)	1,300,000	1,279,958

IT Services - 0.1%
First Data Corp. Term Loan, 4.45% (B), 03/24/2021	1,000,000	995,750

Marine - 0.2%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75% (B), 11/12/2020	1,999,688	1,839,712

Software - 0.3%
BMC Software Finance, Inc. Term Loan, TBD, 09/10/2020 (K) (L)	2,550,000	2,265,517

Total Loan Assignments (Cost $7,210,692)		7,126,818

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCK - 0.0% (M)
Media - 0.0% (M)
New Cotai LLC / New Cotai Capital Corp., Class B (F) (G) (H) (N)	6	$ 185,250

Total Common Stock (Cost $185,250)		185,250

PREFERRED STOCK - 1.0%
Banks - 1.0%
GMAC Capital Trust I Series 2, 6.41% (B)	343,750	8,531,875

Total Preferred Stock (Cost $8,711,435)		8,531,875

WARRANT - 0.0%
Food Products - 0.0%
American Seafoods Group LLC (F) (G) (H) (N) Exercise Price $0 Expiration Date 05/15/2018	1,265	—	(I)

Total Warrant (Cost $—)		—	(I)

	Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co. 0.03% (O), dated 06/30/2016, to be repurchased at $22,677,301 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $23,134,063.

	$ 22,677,282	$ 22,677,282

Total Repurchase Agreement (Cost $22,677,282)		22,677,282

Total Investments (Cost $832,169,997) (P)		782,606,035
Net Other Assets (Liabilities) - 1.3%		9,924,803

Net Assets - 100.0%		$ 792,530,838

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)		Value
ASSETS
Investments
Corporate Debt Securities	$—	$744,084,810	$—	(I)	$744,084,810
Loan Assignments	—	7,126,818	—		7,126,818
Common Stock	—	—	185,250		185,250
Preferred Stock	8,531,875	—	—		8,531,875
Warrant	—	—	—	(I)	—	(I)
Repurchase Agreement	—	22,677,282	—		22,677,282

Total Investments	$8,531,875	$773,888,910	$185,250		$782,606,035

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $293,151,352, representing 37.0% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities in default.
(E)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, total value of securities is $195,975, representing less than 0.1% of the Portfolio’s net assets.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Illiquid securities. At June 30, 2016, total value of illiquid securities is $199,075, representing less than 0.1% of the Portfolio’s net assets.
(I)	Securities deemed worthless.
(J)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(K)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(L)	All or a portion of the security represents unsettled loan commitments at June 30, 2016, where the rate will be determined at time of settlement.
(M)	Percentage rounds to less than 0.1% or (0.1)%.
(N)	Non-income producing securities.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)	Rate disclosed reflects the yield at June 30, 2016.
(P)	Aggregate cost for federal income tax purposes is $832,169,997. Aggregate gross unrealized appreciation and depreciation for all securities is $13,422,475 and $62,986,437, respectively. Net unrealized depreciation for tax purposes is $49,563,962.
(Q)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 58.2%
Aerospace & Defense - 1.8%
General Dynamics Corp.	356	$ 49,569
Honeywell International, Inc.	8,513	990,232
L-3 Communications Holdings, Inc.	2,709	397,383
Northrop Grumman Corp.	1,474	327,641
Textron, Inc.	1,177	43,031
United Technologies Corp.	8,772	899,569

		2,707,425

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	810	87,253

Airlines - 0.3%
Delta Air Lines, Inc.	5,894	214,719
United Continental Holdings, Inc. (A)	7,156	293,682

		508,401

Auto Components - 0.1%
Delphi Automotive PLC, Class A	1,672	104,667
Johnson Controls, Inc. (B)	1,125	49,793
Magna International, Inc., Class A	913	32,019

		186,479

Automobiles - 0.2%
Ford Motor Co.	13,568	170,550
General Motors Co.	4,322	122,312

		292,862

Banks - 2.7%
Bank of America Corp.	73,721	978,278
BB&T Corp.	1,915	68,193
Citigroup, Inc.	26,107	1,106,676
Citizens Financial Group, Inc.	2,870	57,342
Comerica, Inc., Class A (B)	1,401	57,623
KeyCorp	11,816	130,567
Regions Financial Corp.	4,497	38,269
SVB Financial Group (A) (B)	725	68,991
Wells Fargo & Co.	33,055	1,564,493
Zions Bancorporation	1,567	39,379

		4,109,811

Beverages - 2.1%
Boston Beer Co., Inc., Class A (A) (B)	533	91,159
Coca-Cola Co.	15,570	705,788
Constellation Brands, Inc., Class A	2,466	407,876
Dr. Pepper Snapple Group, Inc.	888	85,808
Molson Coors Brewing Co., Class B (B)	6,008	607,589
PepsiCo, Inc.	12,324	1,305,605

		3,203,825

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (A)	1,995	232,936
Amgen, Inc.	280	42,602
Biogen, Inc. (A)	1,989	480,980
BioMarin Pharmaceutical, Inc. (A)	489	38,044
Celgene Corp. (A)	7,483	738,048
Gilead Sciences, Inc.	10,586	883,084
Vertex Pharmaceuticals, Inc. (A)	2,722	234,147

		2,649,841

Building Products - 0.3%
Allegion PLC	3,032	210,512
Masco Corp.	8,122	251,294

		461,806

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.5%
Ameriprise Financial, Inc.	338	$ 30,369
Bank of New York Mellon Corp.	3,323	129,099
BlackRock, Inc., Class A	1,525	522,358
Charles Schwab Corp.	15,448	390,989
Goldman Sachs Group, Inc.	1,318	195,828
Invesco, Ltd.	3,281	83,797
Morgan Stanley	21,836	567,299
State Street Corp. (B)	5,642	304,217
TD Ameritrade Holding Corp. (B)	2,871	81,752

		2,305,708

Chemicals - 1.2%
Dow Chemical Co.	7,981	396,735
E.I. du Pont de Nemours & Co.	7,904	512,179
Eastman Chemical Co.	5,317	361,024
Monsanto Co.	1,270	131,331
Mosaic Co. (B)	12,804	335,209

		1,736,478

Communications Equipment - 0.3%
Cisco Systems, Inc.	14,497	415,919

Construction & Engineering - 0.1%
Fluor Corp. (B)	4,456	219,592

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	670	128,640

Consumer Finance - 0.5%
American Express Co.	1,071	65,074
Capital One Financial Corp.	4,848	307,896
Discover Financial Services	4,563	244,531
Synchrony Financial (A)	3,442	87,014

		704,515

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	5,685	288,059
Sealed Air Corp., Class A	955	43,901
WestRock Co. (B)	3,653	141,992

		473,952

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	8,455	1,224,199
Intercontinental Exchange, Inc.	1,205	308,432
S&P Global, Inc.	400	42,904
Voya Financial, Inc.	2,820	69,823

		1,645,358

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	26,762	1,156,386
Verizon Communications, Inc.	7,702	430,080

		1,586,466

Electric Utilities - 1.3%
Edison International	6,502	505,010
Exelon Corp.	1,230	44,723
NextEra Energy, Inc.	5,860	764,144
PG&E Corp.	1,520	97,158
Xcel Energy, Inc.	13,087	586,036

		1,997,071

Electrical Equipment - 0.4%
Eaton Corp. PLC	8,715	520,547
Emerson Electric Co. (B)	1,006	52,473

		573,020

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	810	$ 46,438
TE Connectivity, Ltd. (B)	8,420	480,866

		527,304

Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	2,142	96,668
Halliburton Co.	7,302	330,708
National Oilwell Varco, Inc. (B)	1,188	39,976
Schlumberger, Ltd.	2,712	214,465

		681,817

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	3,590	563,774
Kroger Co.	10,805	397,516
Wal-Mart Stores, Inc.	150	10,953
Walgreens Boots Alliance, Inc.	3,554	295,941

		1,268,184

Food Products - 0.9%
Archer-Daniels-Midland Co.	1,685	72,270
Hershey Co. (B)	3,049	346,031
Mondelez International, Inc., Class A	18,937	861,823

		1,280,124

Gas Utilities - 0.1%
UGI Corp.	2,590	117,198

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories (B)	16,245	638,591
Boston Scientific Corp. (A)	25,893	605,120
Medtronic PLC	530	45,988
Stryker Corp. (B)	2,011	240,978

		1,530,677

Health Care Providers & Services - 2.1%
Aetna, Inc.	4,347	530,899
Anthem, Inc.	530	69,610
Cigna Corp.	1,240	158,708
HCA Holdings, Inc. (A)	638	49,132
Humana, Inc., Class A	2,030	365,156
McKesson Corp.	4,656	869,042
Quest Diagnostics, Inc. (B)	856	69,687
UnitedHealth Group, Inc.	7,057	996,449

		3,108,683

Hotels, Restaurants & Leisure - 0.7%
Royal Caribbean Cruises, Ltd., Class A	5,105	342,801
Starbucks Corp.	8,623	492,546
Yum! Brands, Inc.	3,288	272,641

		1,107,988

Household Durables - 0.5%
D.R. Horton, Inc.	5,977	188,156
Harman International Industries, Inc. (B)	2,888	207,416
Mohawk Industries, Inc. (A)	270	51,235
Newell Brands, Inc.	1,075	52,213
PulteGroup, Inc.	8,664	168,862
Toll Brothers, Inc. (A) (B)	2,519	67,786

		735,668

Household Products - 1.2%
Kimberly-Clark Corp.	5,984	822,680
Procter & Gamble Co.	10,942	926,459

		1,749,139

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.7%
3M Co.	261	$ 45,706
Danaher Corp.	1,445	145,945
General Electric Co.	26,798	843,601

		1,035,252

Insurance - 1.5%
American International Group, Inc.	7,763	410,585
Arthur J. Gallagher & Co.	3,223	153,415
Chubb, Ltd.	5,726	748,445
Everest RE Group, Ltd.	367	67,040
MetLife, Inc.	15,695	625,132
Prudential Financial, Inc.	563	40,164
XL Group PLC, Class A	5,157	171,780

		2,216,561

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (A)	2,031	1,453,424

Internet Software & Services - 2.6%
Alphabet, Inc., Class A (A)	1,716	1,207,257
Alphabet, Inc., Class C (A)	1,729	1,196,641
Facebook, Inc., Class A (A)	13,561	1,549,751

		3,953,649

IT Services - 2.1%
Accenture PLC, Class A	10,365	1,174,251
Automatic Data Processing, Inc.	549	50,437
Cognizant Technology Solutions Corp., Class A (A)	6,998	400,566
Fidelity National Information Services, Inc.	5,946	438,101
Global Payments, Inc.	686	48,967
MasterCard, Inc., Class A	873	76,876
PayPal Holdings, Inc. (A)	2,290	83,608
Vantiv, Inc., Class A (A)	2,082	117,841
Visa, Inc., Class A (B)	10,867	806,005

		3,196,652

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,530	67,871
Illumina, Inc. (A)	1,495	209,868
Thermo Fisher Scientific, Inc.	2,132	315,024

		592,763

Machinery - 1.1%
Caterpillar, Inc. (B)	581	44,046
Cummins, Inc. (B)	3,068	344,966
Deere & Co. (B)	624	50,569
Ingersoll-Rand PLC	1,930	122,902
PACCAR, Inc. (B)	8,709	451,736
Parker-Hannifin Corp. (B)	820	88,601
Pentair PLC	850	49,546
Snap-on, Inc.	830	130,991
Stanley Black & Decker, Inc.	3,686	409,957

		1,693,314

Media - 2.5%
CBS Corp., Class B	2,020	109,969
Charter Communications, Inc., Class A (A)	1,919	438,760
Comcast Corp., Class A	16,362	1,066,639
DISH Network Corp., Class A (A)	3,964	207,714
Sirius XM Holdings, Inc. (A) (B)	21,809	86,146
Time Warner, Inc.	13,082	962,050

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	30,188	$ 816,585

		3,687,863

Metals & Mining - 0.1%
Newmont Mining Corp.	2,343	91,658
U.S. Steel Corp. (B)	600	10,116

		101,774

Multi-Utilities - 0.7%
CMS Energy Corp.	7,181	329,321
Public Service Enterprise Group, Inc. (B)	8,427	392,782
Sempra Energy	2,502	285,278

		1,007,381

Multiline Retail - 0.4%
Dollar General Corp.	4,605	432,870
Target Corp.	1,999	139,570

		572,440

Oil, Gas & Consumable Fuels - 3.8%
Cabot Oil & Gas Corp.	10,155	261,390
Chevron Corp.	10,880	1,140,550
Concho Resources, Inc. (A)	1,196	142,647
ConocoPhillips	6,870	299,532
Diamondback Energy, Inc. (A) (B)	2,146	195,737
EOG Resources, Inc. (B)	4,367	364,295
EQT Corp.	3,928	304,145
Exxon Mobil Corp.	15,906	1,491,028
Kinder Morgan, Inc.	6,305	118,030
Marathon Petroleum Corp.	1,530	58,079
Occidental Petroleum Corp.	8,474	640,295
Pioneer Natural Resources Co.	3,269	494,306
Valero Energy Corp.	4,466	227,766

		5,737,800

Pharmaceuticals - 3.7%
Allergan PLC (A)	2,644	611,002
Bristol-Myers Squibb Co.	16,773	1,233,654
Eli Lilly & Co.	11,382	896,333
Johnson & Johnson	8,070	978,891
Merck & Co., Inc.	5,071	292,140
Mylan NV (A)	1,842	79,648
Pfizer, Inc.	40,692	1,432,765

		5,524,433

Professional Services - 0.0% (C)
Equifax, Inc.	337	43,271

Real Estate Investment Trusts - 1.7%
American Tower Corp., Class A	1,618	183,821
Apartment Investment & Management Co., Class A	1,030	45,485
AvalonBay Communities, Inc.	1,995	359,878
Boston Properties, Inc.	492	64,895
DiamondRock Hospitality Co. (B)	5,086	45,927
Equinix, Inc.	563	218,292
Essex Property Trust, Inc.	388	88,499
HCP, Inc.	4,940	174,777
Kimco Realty Corp. (B)	7,408	232,463
LaSalle Hotel Properties (B)	3,346	78,899
Liberty Property Trust, Series C	2,471	98,148
Macerich Co., Class A	569	48,587

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Prologis, Inc., Class A	4,288	$ 210,283
Public Storage	413	105,559
Simon Property Group, Inc.	1,808	392,155
SL Green Realty Corp. (B)	1,258	133,939
STORE Capital Corp. (B)	1,460	42,997

		2,524,604

Road & Rail - 0.8%
Canadian Pacific Railway, Ltd.	2,101	270,588
CSX Corp.	4,562	118,977
Union Pacific Corp.	9,530	831,492

		1,221,057

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Ltd.	6,480	1,006,992
KLA-Tencor Corp.	736	53,912
Lam Research Corp.	8,605	723,337
NXP Semiconductors NV (A)	2,827	221,467
Qorvo, Inc. (A)	573	31,664
Texas Instruments, Inc.	11,991	751,236

		2,788,608

Software - 2.3%
Adobe Systems, Inc. (A)	8,804	843,335
Microsoft Corp.	49,356	2,525,547
Oracle Corp.	3,280	134,250

		3,503,132

Specialty Retail - 2.1%
AutoNation, Inc. (A) (B)	670	31,477
Best Buy Co., Inc. (B)	5,190	158,814
Home Depot, Inc.	8,191	1,045,909
Lowe’s Cos., Inc.	11,999	949,961
O’Reilly Automotive, Inc. (A)	911	246,972
Ross Stores, Inc. (B)	840	47,620
Signet Jewelers, Ltd. (B)	241	19,861
Tiffany & Co. (B)	1,213	73,556
TJX Cos., Inc.	7,028	542,772

		3,116,942

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	27,246	2,604,718
Hewlett Packard Enterprise Co.	2,172	39,682
HP, Inc.	21,191	265,947
Western Digital Corp. (B)	4,108	194,144

		3,104,491

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (A) (B)	522	38,555
PVH Corp.	393	37,033
Ralph Lauren Corp., Class A (B)	1,476	132,279
VF Corp.	5,378	330,693

		538,560

Tobacco - 0.7%
Philip Morris International, Inc.	10,511	1,069,179

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A) (B)	3,177	137,469

Total Common Stocks (Cost $76,016,043)		86,921,823

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII 7.01% (D)	3,392	$ 88,430

Capital Markets - 0.0% (C)
State Street Corp. Series D, 5.90% (D)	1,536	43,300

Electric Utilities - 0.0% (C)
SCE Trust III Series H, 5.75% (D)	320	9,280

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp. Series Z, 8.38% (D) (A) (B)	14,925	66,416
Federal National Mortgage Association
Series O, 0.00% (A) (D)	600	4,410
Series S, 8.25% (A) (D)	10,800	48,276

		119,102

Total Preferred Stocks (Cost $814,042)		260,112

	Principal	Value
ASSET-BACKED SECURITIES - 2.5%
American Tower Trust I Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (E)	$ 200,000	200,424
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.06% (D), 07/18/2027 (E)	235,000	233,206
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	118,900	120,319
HSBC Home Equity Loan Trust Series 2006-3, Class M1, 0.71% (D), 03/20/2036	235,000	231,527
ICG US CLO, Ltd. Series 2014-1A, Class A1, 1.78% (D), 04/20/2026 (E)	235,000	230,015
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (E)	196,422	205,526
MVW Owner Trust Series 2014-1A, Class A, 2.25%, 09/22/2031 (E)	96,194	94,675
NRZ Advance Receivables Trust Advance Receivables Backed Series 2015-T4, Class AT4, 3.20%, 11/15/2047 (E)	280,000	281,311
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.16% (D), 04/17/2027 (E)	220,000	217,230
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (E)	290,000	291,230
Palmer Square CLO, Ltd. Series 2015-2A, Class A1A, 2.13% (D), 07/20/2027 (E)	250,000	247,986
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	380,000	385,276

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	$ 32,640	$ 32,580
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	77,193	77,022
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	67,891	67,753
Series 2014-3A, Class A,
2.30%, 10/20/2031 (E)	97,891	98,187
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	55,308	55,434
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	57,713	57,853
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (E)	71,976	71,786
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	145,819	140,985
SpringCastle America Funding LLC Series 2014-AA, Class A, 2.70%, 05/25/2023 (E)	57,690	57,886
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.39% (D), 10/15/2018 (E)	290,000	286,957

Total Asset-Backed Securities (Cost $3,691,166)		3,685,168

CORPORATE DEBT SECURITIES - 15.5%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	61,292
5.10%, 01/15/2044	49,000	57,095

		118,387

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	130,183	134,599
3.70%, 04/01/2028	164,411	170,987
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	277,221	322,130
United Airlines Pass-Through Trust 3.75%, 03/03/2028	291,271	308,019

		935,735

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025 (B)	105,000	107,364

Automobiles - 0.1%
BMW US Capital LLC 2.80%, 04/11/2026 (B) (E)	82,857	84,988
General Motors Co.
4.88%, 10/02/2023	30,000	31,936
6.25%, 10/02/2043	20,000	22,217

		139,141

Banks - 2.5%
Bank of America Corp.
4.10%, 07/24/2023	60,000	64,280
4.45%, 03/03/2026, MTN	45,000	47,067
5.42%, 03/15/2017	100,000	102,810
5.75%, 12/01/2017	75,000	79,383

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank One Corp. 8.00%, 04/29/2027	$ 65,000	$ 88,092
Barclays Bank PLC 10.18%, 06/12/2021 (E)	390,000	491,019
Branch Banking & Trust Co. 3.80%, 10/30/2026	110,000	121,146
Citigroup, Inc.
1.70%, 04/27/2018	203,000	203,326
4.95%, 11/07/2043	20,000	22,668
6.68%, 09/13/2043	20,000	25,677
Commerzbank AG 8.13%, 09/19/2023 (E)	255,000	297,631
Cooperatieve Rabobank UA 11.00% (D), 06/30/2019 (E) (F)	405,000	482,963
First Horizon National Corp. 3.50%, 12/15/2020	110,000	111,007
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	65,000	59,507
JPMorgan Chase & Co.
2.00%, 08/15/2017	250,000	252,329
3.25%, 09/23/2022	239,000	249,857
4.85%, 02/01/2044 (B)	20,000	23,994
6.75% (D), 02/01/2024 (B) (F)	13,000	14,316
Macquarie Bank, Ltd. 1.65%, 03/24/2017 (E)	85,000	85,189
Nordea Bank AB 4.25%, 09/21/2022 (E)	470,000	496,728
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	66,049
6.40%, 10/21/2019	60,000	66,200
Wells Fargo & Co.
2.15%, 01/15/2019	10,000	10,209
4.13%, 08/15/2023	92,000	99,047
5.38%, 11/02/2043	67,000	78,053
5.90% (D), 06/15/2024 (F)	43,000	44,236

		3,682,783

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	50,000	53,562
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	100,000	101,736
Molson Coors Brewing Co. 2.10%, 07/15/2021 (G)	130,000	130,395

		285,693

Biotechnology - 0.5%
Celgene Corp.
3.63%, 05/15/2024	110,000	114,560
3.88%, 08/15/2025	175,000	186,666
5.00%, 08/15/2045	200,000	220,268
Gilead Sciences, Inc.
3.65%, 03/01/2026	105,000	114,258
4.75%, 03/01/2046	155,000	176,251

		812,003

Capital Markets - 1.5%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	205,000	218,361

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Bank of New York Mellon Corp. 2.10%, 01/15/2019, MTN	$ 50,000	$ 51,117
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 06/09/2023 (E)	80,000	79,795
Deutsche Bank AG
1.95% (D), 08/20/2020	70,000	68,334
6.00%, 09/01/2017	55,000	57,385
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	220,000	227,411
5.75%, 01/24/2022	155,000	179,949
6.25%, 02/01/2041	20,000	25,882
6.75%, 10/01/2037	75,000	92,515
Macquarie Group, Ltd. 6.25%, 01/14/2021 (E)	230,000	262,872
Morgan Stanley
5.00%, 11/24/2025	96,000	105,100
5.75%, 01/25/2021	380,000	433,255
Oaktree Capital Management, LP 6.75%, 12/02/2019 (E)	175,000	200,641
State Street Capital Trust IV 1.65% (D), 06/01/2077	11,000	9,188
UBS AG 7.63%, 08/17/2022	250,000	283,125

		2,294,930

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	60,000	64,943
Monsanto Co. 4.40%, 07/15/2044	110,000	107,861

		172,804

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	140,000	150,491
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (E)	200,000	200,912

		351,403

Communications Equipment - 0.2%
Cisco Systems, Inc. 2.13%, 03/01/2019	50,000	51,353
Harris Corp. 5.55%, 10/01/2021	205,000	232,562

		283,915

Construction & Engineering - 0.0% (C)
SBA Tower Trust 2.88%, 07/15/2046 (E) (G)	58,000	57,983

Construction Materials - 0.1%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	200,000	213,026

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	183,000	185,854
Ford Motor Credit Co. LLC 4.38%, 08/06/2023	100,000	108,684

		294,538

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	96,000	106,654

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.0% (C)
Kaupthing ehf 7.63%, 02/28/2020 (E) (H) (I) (J)	$ 710,000	$—	(K)

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
2.45%, 06/30/2020	255,000	260,345
3.40%, 05/15/2025	130,000	132,978
4.35%, 06/15/2045	70,000	67,828
4.60%, 02/15/2021	67,000	73,317
5.00%, 03/01/2021	34,000	38,071
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	40,000	39,914
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	54,000	39,420
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	18,840
Verizon Communications, Inc.
3.45%, 03/15/2021	70,000	75,000
4.50%, 09/15/2020	42,000	46,618
5.15%, 09/15/2023	155,000	180,517
6.55%, 09/15/2043	137,000	184,592

		1,157,440

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	110,000	116,735
CenterPoint Energy Houston Electric LLC 4.50%, 04/01/2044	65,000	76,685
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	47,332
8.88%, 11/15/2018	9,000	10,487
Commonwealth Edison Co. 4.70%, 01/15/2044	42,000	50,541
Duke Energy Carolinas LLC 4.25%, 12/15/2041	58,000	64,991
Duke Energy Corp. 3.75%, 04/15/2024	11,000	11,812
Entergy Arkansas, Inc. 3.70%, 06/01/2024	61,000	66,866
Jersey Central Power & Light Co. 7.35%, 02/01/2019	35,000	39,473
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	65,000	71,161
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	13,303
5.30%, 06/01/2042	25,000	31,154
Pacific Gas & Electric Co. 4.75%, 02/15/2044	17,000	20,083
PacifiCorp
3.60%, 04/01/2024 (B)	130,000	142,793
5.75%, 04/01/2037	25,000	32,697
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	140,000	149,590

		945,703

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (E)	100,000	104,296
Schlumberger Investment SA 3.65%, 12/01/2023	33,000	35,424

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Weatherford International, Ltd. 5.95%, 04/15/2042	$ 35,000	$ 24,850

		164,570

Food & Staples Retailing - 0.2%
CVS Health Corp.
2.25%, 08/12/2019	70,000	71,888
5.30%, 12/05/2043	14,000	17,477
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	45,510
4.30%, 04/22/2044	60,000	70,015
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	135,000	141,566

		346,456

Food Products - 0.1%
Kraft Heinz Foods Co. 2.80%, 07/02/2020 (E)	85,000	88,268
Mondelez International, Inc. 2.25%, 02/01/2019	60,000	61,308

		149,576

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co. 2.68%, 12/15/2019	80,000	82,283
Boston Scientific Corp. 2.65%, 10/01/2018	56,000	57,242

		139,525

Health Care Providers & Services - 0.4%
Aetna, Inc. 4.75%, 03/15/2044	14,000	15,382
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,430
2.30%, 07/15/2018	104,000	105,496
3.30%, 01/15/2023	25,000	25,823
3.70%, 08/15/2021	8,000	8,552
Coventry Health Care, Inc. 5.45%, 06/15/2021	66,000	75,318
Express Scripts Holding Co.
3.40%, 03/01/2027 (G)	120,000	119,847
4.75%, 11/15/2021	60,000	67,299
4.80%, 07/15/2046 (G)	30,000	29,960
Tenet Healthcare Corp. 6.25%, 11/01/2018	55,000	58,025
UnitedHealth Group, Inc. 3.38%, 11/15/2021	19,000	20,507

		602,639

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	100,000	103,000

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (F)	555,000	588,855
6.88%, 01/10/2039, MTN	20,000	30,189

		619,044

Insurance - 1.0%
American International Group, Inc.
4.13%, 02/15/2024	41,000	43,252
8.18% (D), 05/15/2068	41,000	51,534

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fidelity National Financial, Inc. 5.50%, 09/01/2022	$ 60,000	$ 66,152
Genworth Holdings, Inc. 7.63%, 09/24/2021	45,000	38,306
Lincoln National Corp. 8.75%, 07/01/2019	150,000	177,438
Metropolitan Life Global Funding I 1.30%, 04/10/2017 (E)	195,000	195,609
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	80,000	81,359
Pacific Life Insurance Co. 9.25%, 06/15/2039 (E)	220,000	333,565
Principal Financial Group, Inc. 8.88%, 05/15/2019	85,000	100,862
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	51,000	57,496
7.38%, 06/15/2019, MTN	80,000	92,813
Reinsurance Group of America, Inc. 3.32% (D), 12/15/2065	441,000	320,828

		1,559,214

IT Services - 0.1%
MasterCard, Inc.
2.00%, 04/01/2019	53,000	54,348
3.38%, 04/01/2024	33,000	35,759

		90,107

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	133,000	135,313

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	200,000	201,261

Media - 0.4%
CBS Corp.
4.63%, 05/15/2018	23,000	24,268
5.75%, 04/15/2020	20,000	22,885
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	100,000	100,000
Comcast Corp. 5.88%, 02/15/2018	116,000	124,930
NBCUniversal Media LLC
4.38%, 04/01/2021	209,000	234,199
4.45%, 01/15/2043	47,000	52,618

		558,900

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (B)	44,000	47,879
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	45,000	39,375
Novelis, Inc. 8.75%, 12/15/2020	110,000	114,675
Rio Tinto Finance USA PLC 2.88%, 08/21/2022	18,000	18,275

		220,204

Multi-Utilities - 0.0% (C)
CMS Energy Corp.
3.88%, 03/01/2024	22,000	23,926

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
CMS Energy Corp. (continued)
4.88%, 03/01/2044	$ 33,000	$ 37,833

		61,759

Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (B)	68,000	75,091
Apache Corp.
4.25%, 01/15/2044	15,000	14,521
4.75%, 04/15/2043	22,000	22,617
BP Capital Markets PLC 3.12%, 05/04/2026	150,000	153,220
Energy Transfer Partners, LP 5.95%, 10/01/2043	35,000	33,822
EOG Resources, Inc. 2.45%, 04/01/2020	88,000	89,238
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	152,847
3.04%, 03/01/2026	60,000	63,691
Husky Energy, Inc. 4.00%, 04/15/2024 (B)	45,000	45,714
Kerr-McGee Corp. 6.95%, 07/01/2024	50,000	57,811
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	117,000	117,601
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (B)	60,000	60,150
MEG Energy Corp. 6.50%, 03/15/2021 (E)	50,000	38,750
Murphy Oil Corp. 3.50%, 12/01/2017	61,000	60,821
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,705
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	23,660
8.25%, 03/01/2019	47,000	53,830
Peabody Energy Corp. 6.25%, 11/15/2021 (L)	45,000	5,962
Petrobras Global Finance BV 6.25%, 03/17/2024	70,000	62,125
Petroleos Mexicanos 3.50%, 07/18/2018 - 01/30/2023	100,000	98,054
Range Resources Corp. 5.75%, 06/01/2021	10,000	9,775
Shell International Finance BV 2.00%, 11/15/2018	86,000	87,462
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	39,611
4.63%, 03/01/2034	35,000	36,799
Western Gas Partners, LP 5.38%, 06/01/2021	76,000	80,130
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	11,505
7.88%, 09/01/2021	33,000	35,475
Williams Partners, LP 5.40%, 03/04/2044	35,000	31,137

		1,573,124

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.3%
Actavis Funding SCS 4.55%, 03/15/2035	$ 130,000	$ 133,604
Mylan NV 3.15%, 06/15/2021 (E)	139,000	140,994
Perrigo Co. PLC 2.30%, 11/08/2018	200,000	201,722
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	12,000	12,717

		489,037

Real Estate Investment Trusts - 0.9%
CBL & Associates, LP 5.25%, 12/01/2023	144,000	136,619
EPR Properties 4.50%, 04/01/2025	225,000	223,135
HCP, Inc. 3.40%, 02/01/2025	85,000	82,189
Kilroy Realty, LP 4.25%, 08/15/2029	265,000	280,327
Realty Income Corp. 3.88%, 07/15/2024	190,000	199,555
Simon Property Group, LP 3.38%, 10/01/2024	280,000	300,336
Ventas Realty, LP / Ventas Capital Corp. 2.70%, 04/01/2020	20,000	20,411
Vereit Operating Partnership, LP
2.00%, 02/06/2017	95,000	95,570
3.00%, 02/06/2019	60,000	60,075

		1,398,217

Road & Rail - 0.1%
Aviation Capital Group Corp. 7.13%, 10/15/2020 (E)	153,000	173,655
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,930
3.75%, 04/01/2024	12,000	13,259

		205,844

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.45%, 07/29/2020	190,000	197,586
KLA-Tencor Corp. 4.13%, 11/01/2021	155,000	165,019
LAM Research Corp. 3.90%, 06/15/2026	40,000	42,111

		404,716

Software - 0.1%
Microsoft Corp. 2.70%, 02/12/2025	140,000	144,734

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85%, 02/23/2023	240,000	252,196
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02%, 06/15/2026 (E)	60,000	62,549
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (E)	185,000	193,100
HP, Inc. 3.75%, 12/01/2020	11,000	11,619

		519,464

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
Altria Group, Inc. 4.00%, 01/31/2024	$ 33,000	$ 36,919
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	175,000	207,480

		244,399

Trading Companies & Distributors - 0.2%
International Lease Finance Corp. 6.75%, 09/01/2016 (E)	215,000	216,075

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 3.13%, 07/16/2022	200,000	205,204
Crown Castle Towers LLC
4.88%, 08/15/2040 (E)	155,000	168,971
6.11%, 01/15/2040 (E)	335,000	372,641
SBA Tower Trust 2.24%, 04/15/2043 (E)	65,000	65,178
Sprint Communications, Inc. 9.00%, 11/15/2018 (E)	95,000	101,175
Sprint Corp. 7.88%, 09/15/2023	45,000	36,787
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,081
6.63%, 04/28/2021	15,000	15,675
6.73%, 04/28/2022	15,000	15,773
6.84%, 04/28/2023	5,000	5,281

		991,766

Total Corporate Debt Securities (Cost $22,674,129)		23,098,446

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Indonesia - 0.1%
Indonesia Government International Bond 5.38%, 10/17/2023 (E)	225,000	253,193

Mexico - 0.1%
Mexico Government International Bond 4.00%, 10/02/2023	110,000	118,421

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025 (B)	100,000	136,000

Republic of Korea - 0.3%
Export-Import Bank of Korea 4.00%, 01/11/2017	200,000	202,980
Korea Development Bank 3.50%, 08/22/2017	200,000	205,123

		408,103

Total Foreign Government Obligations (Cost $874,473)		915,717

MORTGAGE-BACKED SECURITIES - 5.1%
Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2, 1.29% (D), 02/25/2035	11,006	10,975
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	228,198	164,284

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust Series 2007-3, Class A1A, 5.72% (D), 06/10/2049	$ 75,966	$ 77,894
Banc of America Re-REMIC Trust Series 2010-UB3, Class A4B1, 5.72% (D), 06/15/2049 (E)	102,250	103,683
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	143,417
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	315,000	310,375
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (E)	245,000	260,470
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	85,509	86,039
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	58,382	59,443
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	52,703	54,655
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2, 0.66% (D), 12/25/2046	100,656	58,472
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	49,349
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	72,433
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	164,225
Citigroup Commercial Mortgage Trust, Interest Only STRIPS Series 2013-SMP, Class XA, 0.90% (D), 01/12/2030 (E)	1,185,614	11,402
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (D), 06/25/2058 (E)	256,496	263,826
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	160,000	162,225
Series 2013-CR11, Class AM,
4.72% (D), 10/10/2046	20,000	22,792
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	104,985
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	49,574
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	132,000	138,550
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (D), 12/10/2049	35,000	36,206
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	225,000	233,776

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 4.04% (D), 08/26/2036 (E)	$ 177,606	$ 173,744
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (E)	57,176	56,732
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	56,963	57,921
Series 2010-RR2, Class 2A,
6.14% (D), 09/15/2039 (E)	62,469	63,725
Series 2014-4R, Class 21A1,
0.78% (D), 12/27/2035 (E)	244,398	222,790
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.27% (D), 03/18/2035	164,176	159,679
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	100,000	95,711
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	285,000	296,162
Hilton USA Trust, Interest Only STRIPS Series 2013-HLT, Class X1FX, 0.00% (D), 11/05/2030 (E)	4,500,000	45
Impac CMB Trust Series 2004-6, Class 1A1, 1.25% (D), 10/25/2034	89,256	81,825
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 4.07% (D), 08/25/2037	196,100	148,350
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (D), 06/12/2047	123,160	124,613
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	109,661	113,533
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	71,436	72,699
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	43,810	44,668
JPMorgan Re-REMIC Trust Series 2014-2, Class 6A1, 2.92% (D), 05/26/2037 (E)	218,552	218,318
LB Commercial Mortgage Trust Series 2007-C3, Class A1A, 6.07% (D), 07/15/2044	27,435	28,422
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.36% (D), 09/15/2045	30,000	31,685
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1.09% (D), 10/25/2028	50,486	49,203
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.02% (D), 06/12/2050	34,964	35,840
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.90% (D), 04/12/2049	85,000	85,589

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	$ 117,017	$ 118,791
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	30,000	30,576
Series 2007-IQ14, Class A1A,
5.67% (D), 04/15/2049	33,619	34,502
Series 2007-IQ15, Class AM,
6.10% (D), 06/11/2049	55,000	56,705
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	14,954	14,839
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	287,249	292,918
Motel 6 Trust Series 2015-MTL6, Class C, 3.64%, 02/05/2030 (E)	545,000	542,100
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	164,995	171,389
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	70,489	73,079
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	194,661	202,114
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	134,492	140,356
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	130,000	122,454
SCG Trust Series 2013-SRP1, Class A, 1.84% (D), 11/15/2026 (E)	100,000	99,850
STRIPS, Ltd. Series 2012-1A, Class A, 1.50%, 12/25/2044 (E)	8,516	8,506
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1.15% (D), 01/19/2034	111,883	107,487
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	158,564	161,654
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	191,878	194,260
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	190,275	192,787
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	225,000	238,677

Total Mortgage-Backed Securities (Cost $7,708,631)		7,603,348

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	15,000	22,915

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited 7.60%, 11/01/2040	$ 60,000	$ 97,056
University of California, Revenue Bonds Series AD, 4.86%, 05/15/2112	10,000	11,149

		131,120

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds Series A, 6.64%, 04/01/2057	10,000	13,168

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	55,000	52,797

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds Series F, 7.41%, 01/01/2040	16,000	25,045

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds Series E, 6.81%, 11/15/2040	15,000	21,856
New York City Water & Sewer System, Revenue Bonds Series CC, 5.88%, 06/15/2044	15,000	21,561
New York State Dormitory Authority, Revenue Bonds Series H, 5.39%, 03/15/2040	10,000	13,257
Port Authority of New York & New Jersey, Revenue Bonds Series 181, 4.96%, 08/01/2046	20,000	24,854

		81,528

Total Municipal Government Obligations (Cost $266,541)		303,658

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Federal Home Loan Mortgage Corp.
3.00% (D), 02/01/2041	22,707	24,083
5.50%, 06/01/2041	41,341	46,373
Federal National Mortgage Association
Zero Coupon, 10/09/2019	190,000	182,515
2.50%, TBA (G)	433,000	447,977
2.82% (D), 03/01/2041	16,174	17,130
2.95% (D), 03/01/2041	13,996	14,792
3.00%, TBA (G)	2,962,000	3,073,884
3.33% (D), 10/25/2023	55,000	60,074
3.50%, 11/01/2028 - 01/01/2029	148,218	158,913
3.50%, TBA (G)	3,197,000	3,374,536
4.00%, 10/01/2025 - 07/01/2026	50,401	53,608
4.00%, TBA (G)	985,000	1,056,076
4.50%, 02/01/2025 - 06/01/2026	156,997	168,661

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.00%, 04/01/2039 - 11/01/2039	$ 333,279	$ 376,068
5.00%, TBA (G)	96,000	106,662
5.50%, 09/01/2036 - 08/01/2037	298,016	341,642
6.00%, 02/01/2038 - 02/01/2041	361,125	415,539
6.50%, 05/01/2040	77,972	90,584
Government National Mortgage Association 4.46%, 06/20/2062	342,801	364,985
Government National Mortgage Association, Interest Only STRIPS 0.90% (D), 02/16/2053	270,589	16,525

Total U.S. Government Agency Obligations (Cost $10,290,769)		10,390,627

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury Bond
2.50%, 02/15/2045	464,000	483,086
2.75%, 08/15/2042	584,500	644,000
3.50%, 02/15/2039	160,000	201,925
3.63%, 02/15/2044	1,907,300	2,459,225
4.50%, 02/15/2036	599,000	862,794
4.75%, 02/15/2037	63,000	93,717
5.25%, 02/15/2029	511,000	722,546
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	82,217	96,118
2.50%, 01/15/2029	303,848	384,985
U.S. Treasury Inflation Indexed Note 0.63%, 01/15/2024	883,774	925,236
U.S. Treasury Note
0.38%, 10/31/2016	485,000	485,033
0.50%, 09/30/2016	532,000	532,198
0.88%, 04/15/2017 - 04/30/2017	1,308,400	1,312,368
1.00%, 11/30/2019	351,400	353,692
1.25%, 11/30/2018	1,442,300	1,462,864
1.63%, 03/31/2019 - 02/15/2026	1,962,000	2,009,687
1.63%, 05/15/2026 (B)	20,000	20,245
1.88%, 11/30/2021	155,000	161,406
2.00%, 02/15/2025	756,000	790,965
2.25%, 11/15/2024	155,400	165,768
2.50%, 05/15/2024	56,300	61,149

Total U.S. Government Obligations (Cost $13,281,946)		14,229,007

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Bank Discount Notes
0.33% (M), 08/01/2016	$ 1,810,000	$ 1,809,611
0.34% (M), 08/12/2016 - 10/03/2016	1,766,000	1,765,047
0.35% (M), 07/08/2016 - 07/29/2016	1,320,000	1,319,912
0.40% (M), 09/07/2016 - 09/16/2016	1,925,000	1,923,923

Total Short-Term U.S. Government Agency Obligations (Cost $6,817,793)		6,818,493

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.20% (M), 08/11/2016 (B)	697,000	696,838
0.27% (M), 08/11/2016 (B)	173,000	172,960
0.29% (M), 10/06/2016	360,000	359,752
0.49% (M), 03/30/2017 (N)	115,000	114,657

Total Short-Term U.S. Government Obligations (Cost $1,344,095)		1,344,207

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (M)	9,742,705	9,742,705

Total Securities Lending Collateral (Cost $9,742,705)		9,742,705

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (M), dated 06/30/2016, to be repurchased at $2,241,244 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $2,290,400.	$ 2,241,242	2,241,242

Total Repurchase Agreement (Cost $2,241,242)		2,241,242

Total Investments (Cost $155,763,575) (O)		167,554,553
Net Other Assets (Liabilities) - (12.2)%		(18,166,553)

Net Assets - 100.0%		$ 149,388,000

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	12	09/16/2016	$13,248	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)		Value
ASSETS
Investments
Common Stocks	$86,921,823	$—	$—		$86,921,823
Preferred Stocks	260,112	—	—		260,112
Asset-Backed Securities	—	3,685,168	—		3,685,168
Corporate Debt Securities	—	23,098,446	—	(K)	23,098,446
Foreign Government Obligations	—	915,717	—		915,717
Mortgage-Backed Securities	—	7,603,348	—		7,603,348
Municipal Government Obligations	—	303,658	—		303,658
U.S. Government Agency Obligations	—	10,390,627	—		10,390,627
U.S. Government Obligations	—	14,229,007	—		14,229,007
Short-Term U.S. Government Agency Obligations	—	6,818,493	—		6,818,493
Short-Term U.S. Government Obligations	—	1,344,207	—		1,344,207
Securities Lending Collateral	9,742,705	—	—		9,742,705
Repurchase Agreement	—	2,241,242	—		2,241,242

Total Investments	$96,924,640	$70,629,913	$—	(K)	$167,554,553

Other Financial Instruments
Futures Contracts (R)	$13,248	$—	$—		$13,248

Total Other Financial Instruments	$13,248	$—	$—		$13,248

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,524,432. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2016.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the total value of 144A securities is $14,597,555, representing 9.8% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2016.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2016, value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(I)	Illiquid security. At June 30, 2016, value of the illiquid security is $0, representing less than 0.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Security deemed worthless.
(L)	Security in default.
(M)	Rates disclosed reflect the yields at June 30, 2016.
(N)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $115,000.
(O)	Aggregate cost for federal income tax purposes is $155,763,575. Aggregate gross unrealized appreciation and depreciation for all securities is $16,140,735 and $4,349,757, respectively. Net unrealized appreciation for tax purposes is $11,790,978.
(P)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 3.4%
General Dynamics Corp.	36,608	$ 5,097,298
Huntington Ingalls Industries, Inc.	27,059	4,546,724
Northrop Grumman Corp.	43,849	9,746,755
Spirit Aerosystems Holdings, Inc., Class A (A)	140,870	6,057,410

		25,448,187

Air Freight & Logistics - 0.5%
FedEx Corp.	23,732	3,602,043

Airlines - 5.4%
Alaska Air Group, Inc.	123,847	7,219,042
American Airlines Group, Inc.	146,592	4,150,019
Delta Air Lines, Inc.	209,006	7,614,089
Hawaiian Holdings, Inc. (A)	139,967	5,313,147
Southwest Airlines Co.	211,800	8,304,678
United Continental Holdings, Inc. (A)	194,172	7,968,819

		40,569,794

Auto Components - 2.1%
Cooper Tire & Rubber Co.	43,047	1,283,662
Dana Holding Corp. (B)	77,731	820,839
Goodyear Tire & Rubber Co.	280,001	7,184,826
Lear Corp.	60,340	6,140,198

		15,429,525

Automobiles - 0.7%
General Motors Co.	180,000	5,094,000

Banks - 11.2%
Bank of America Corp.	1,511,980	20,063,975
Bank of Montreal	22,973	1,456,258
Citigroup, Inc.	443,750	18,810,562
JPMorgan Chase & Co.	450,826	28,014,328
Regions Financial Corp.	507,651	4,320,110
SunTrust Banks, Inc.	273,351	11,229,259

		83,894,492

Beverages - 1.9%
Dr. Pepper Snapple Group, Inc.	37,300	3,604,299
PepsiCo, Inc.	100,278	10,623,451

		14,227,750

Biotechnology - 3.4%
Amgen, Inc.	27,384	4,166,476
Gilead Sciences, Inc.	109,454	9,130,653
Ligand Pharmaceuticals, Inc., Class B (A) (B)	31,201	3,721,343
United Therapeutics Corp. (A) (B)	83,285	8,821,547

		25,840,019

Building Products - 0.3%
Owens Corning	40,834	2,103,768

Capital Markets - 0.3%
T. Rowe Price Group, Inc.	30,490	2,224,855

Chemicals - 1.1%
LyondellBasell Industries NV, Class A	110,937	8,255,932

Construction & Engineering - 0.1%
Quanta Services, Inc. (A)	19,004	439,372

Consumer Finance - 1.7%
Ally Financial, Inc. (A)	443,588	7,572,047
Capital One Financial Corp.	78,920	5,012,209

		12,584,256

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 0.7%
Avery Dennison Corp.	9,031	$ 675,067
International Paper Co.	115,172	4,880,990

		5,556,057

Diversified Financial Services - 1.0%
Voya Financial, Inc.	318,984	7,898,044

Diversified Telecommunication Services - 4.1%
AT&T, Inc.	335,185	14,483,344
Verizon Communications, Inc.	291,892	16,299,249

		30,782,593

Electric Utilities - 4.4%
American Electric Power Co., Inc.	177,472	12,439,013
Edison International	125,234	9,726,925
Entergy Corp., Class B	134,041	10,904,235

		33,070,173

Energy Equipment & Services - 6.4%
Dril-Quip, Inc., Class A (A) (B)	25,226	1,473,955
Ensco PLC, Class A	813,029	7,894,512
FMC Technologies, Inc. (A)	173,666	4,631,672
Helmerich & Payne, Inc. (B)	29,144	1,956,437
Nabors Industries, Ltd.	324,000	3,256,200
National Oilwell Varco, Inc. (B)	41,170	1,385,371
Noble Corp. PLC	498,088	4,104,245
Oceaneering International, Inc. (B)	285,635	8,529,061
Oil States International, Inc. (A)	197,472	6,492,879
Rowan Cos. PLC, Class A (B)	430,177	7,596,926
Transocean, Ltd. (B)	50,996	606,342

		47,927,600

Food & Staples Retailing - 1.2%
Sysco Corp.	179,579	9,111,838

Food Products - 3.3%
Dean Foods Co. (B)	248,606	4,497,283
Ingredion, Inc.	39,655	5,131,754
Sanderson Farms, Inc.	61,935	5,366,048
Tyson Foods, Inc., Class A	148,533	9,920,519

		24,915,604

Health Care Providers & Services - 0.4%
Quest Diagnostics, Inc.	33,495	2,726,828

Independent Power & Renewable Electricity Producers - 1.4%
AES Corp.	601,494	7,506,645
NRG Energy, Inc.	179,936	2,697,241

		10,203,886

Insurance - 9.6%
Allstate Corp.	169,850	11,881,007
American International Group, Inc.	268,364	14,193,772
Assurant, Inc.	16,865	1,455,618
Assured Guaranty, Ltd.	124,444	3,157,144
Axis Capital Holdings, Ltd.	59,080	3,249,400
Everest RE Group, Ltd.	30,104	5,499,098
Genworth Financial, Inc., Class A (A) (B)	735,332	1,897,157
Hartford Financial Services Group, Inc.	71,220	3,160,744
Lincoln National Corp.	86,400	3,349,728
Prudential Financial, Inc.	74,685	5,328,028
Reinsurance Group of America, Inc., Class A	16,201	1,571,335
Travelers Cos., Inc.	106,395	12,665,261
Unum Group	153,880	4,891,845

		72,300,137

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 2.4%
eBay, Inc. (A)	391,870	$ 9,173,677
VeriSign, Inc. (A) (B)	104,376	9,024,349

		18,198,026

IT Services - 0.3%
Xerox Corp.	202,342	1,920,226

Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	55,267	4,250,032
Steel Dynamics, Inc.	58,774	1,439,963

		5,689,995

Multi-Utilities - 1.4%
Public Service Enterprise Group, Inc.	224,300	10,454,623

Multiline Retail - 0.1%
Big Lots, Inc. (B)	21,841	1,094,452

Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	43,431	4,552,872
Exxon Mobil Corp.	192,886	18,081,134
Marathon Petroleum Corp.	108,072	4,102,413
Murphy Oil Corp. (B)	63,304	2,009,902
Tesoro Corp.	122,674	9,190,736
Valero Energy Corp.	200,684	10,234,884

		48,171,941

Paper & Forest Products - 0.3%
Domtar Corp.	72,243	2,529,227

Personal Products - 1.0%
Herbalife, Ltd. (A) (B)	86,956	5,089,535
Nu Skin Enterprises, Inc., Class A	58,114	2,684,285

		7,773,820

Pharmaceuticals - 7.9%
Johnson & Johnson	262,184	31,802,919
Merck & Co., Inc.	35,600	2,050,916
Pfizer, Inc.	722,800	25,449,788

		59,303,623

Real Estate Investment Trusts - 2.2%
Brandywine Realty Trust	70,702	1,187,794
CBL & Associates Properties, Inc. (B)	190,769	1,776,059
Gaming and Leisure Properties, Inc.	42,882	1,478,571
Host Hotels & Resorts, Inc. (B)	257,937	4,181,159
Mack-Cali Realty Corp. (B)	137,116	3,702,132
Public Storage	3,749	958,207
RLJ Lodging Trust (B)	84,060	1,803,087
Taubman Centers, Inc. (B)	16,260	1,206,492

		16,293,501

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	179,172	4,744,475

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	453,521	14,875,489

Software - 5.3%
Aspen Technology, Inc. (A) (B)	68,674	2,763,442
CA, Inc.	106,904	3,509,658
Cadence Design Systems, Inc. (A)	55,536	1,349,525
Citrix Systems, Inc. (A)	59,452	4,761,511
Microsoft Corp.	191,689	9,808,726
Symantec Corp.	515,516	10,588,698
Take-Two Interactive Software, Inc. (A) (B)	185,150	7,020,888

		39,802,448

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc. (B)	109,391	$ 4,727,879
Best Buy Co., Inc. (B)	25,324	774,914

		5,502,793

Textiles, Apparel & Luxury Goods - 1.3%
Michael Kors Holdings, Ltd. (A) (B)	193,949	9,596,597

Tobacco - 1.4%
Philip Morris International, Inc.	107,209	10,905,299

Total Common Stocks (Cost $729,298,141)		741,063,288

SECURITIES LENDING COLLATERAL - 11.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	87,778,706	87,778,706

Total Securities Lending Collateral (Cost $87,778,706)		87,778,706

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $5,419,509 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $5,531,725.	$ 5,419,504	5,419,504

Total Repurchase Agreement (Cost $5,419,504)		5,419,504

Total Investments (Cost $822,496,351) (D)		834,261,498
Net Other Assets (Liabilities) - (11.1)%		(83,050,450)

Net Assets - 100.0%		$ 751,211,048

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$741,063,288	$—	$—	$741,063,288
Securities Lending Collateral	87,778,706	—	—	87,778,706
Repurchase Agreement	—	5,419,504	—	5,419,504

Total Investments	$828,841,994	$5,419,504	$—	$834,261,498

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $85,675,670. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $822,496,351. Aggregate gross unrealized appreciation and depreciation for all securities is $74,176,775 and $62,411,628, respectively. Net unrealized appreciation for tax purposes is $11,765,147.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.2%
General Dynamics Corp.	15,969	$ 2,223,524
Northrop Grumman Corp.	17,327	3,851,445

		6,074,969

Air Freight & Logistics - 1.2%
FedEx Corp.	22,146	3,361,320

Airlines - 5.0%
Alaska Air Group, Inc. (A)	33,677	1,963,032
American Airlines Group, Inc.	85,394	2,417,504
Delta Air Lines, Inc.	83,508	3,042,197
Southwest Airlines Co.	83,283	3,265,526
United Continental Holdings, Inc. (B)	74,786	3,069,218

		13,757,477

Auto Components - 1.0%
Goodyear Tire & Rubber Co.	109,104	2,799,609

Automobiles - 1.7%
Fiat Chrysler Automobiles NV	167,403	1,024,506
General Motors Co.	125,522	3,552,273

		4,576,779

Banks - 7.7%
Bank of America Corp.	384,727	5,105,327
Bank of Montreal	5,356	339,517
Citigroup, Inc.	114,036	4,833,986
Credicorp, Ltd.	1,836	283,350
JPMorgan Chase & Co.	107,804	6,698,941
Regions Financial Corp.	62,078	528,284
SunTrust Banks, Inc.	84,244	3,460,743

		21,250,148

Beverages - 4.1%
Coca-Cola European Partners PLC	62,060	2,214,921
Dr. Pepper Snapple Group, Inc.	36,134	3,491,629
PepsiCo, Inc.	52,646	5,577,317

		11,283,867

Biotechnology - 4.4%
Amgen, Inc.	32,668	4,970,436
Biogen, Inc. (B)	10,408	2,516,862
Gilead Sciences, Inc.	56,202	4,688,371

		12,175,669

Chemicals - 1.6%
Eastman Chemical Co.	17,730	1,203,867
LyondellBasell Industries NV, Class A	44,093	3,281,401

		4,485,268

Communications Equipment - 0.6%
Cisco Systems, Inc.	55,813	1,601,275

Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. (B)	11,810	588,256
Quanta Services, Inc. (B)	116,615	2,696,139

		3,284,395

Containers & Packaging - 1.1%
Avery Dennison Corp.	30,279	2,263,355
International Paper Co.	21,199	898,414

		3,161,769

Diversified Telecommunication Services - 3.4%
AT&T, Inc.	66,837	2,888,027
Verizon Communications, Inc.	118,917	6,640,325

		9,528,352

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.8%
American Electric Power Co., Inc.	7,222	$ 506,190
Edison International	11,298	877,516
Entergy Corp., Class B	42,593	3,464,940
Exelon Corp.	6,913	251,357

		5,100,003

Energy Equipment & Services - 2.7%
Diamond Offshore Drilling, Inc.	48,093	1,170,103
Ensco PLC, Class A	222,576	2,161,213
FMC Technologies, Inc. (B)	67,655	1,804,359
Helmerich & Payne, Inc. (A)	34,678	2,327,934

		7,463,609

Food & Staples Retailing - 1.3%
Sysco Corp.	71,355	3,620,553

Food Products - 1.3%
Tyson Foods, Inc., Class A	53,715	3,587,625

Health Care Providers & Services - 3.2%
Anthem, Inc.	6,073	797,628
Cardinal Health, Inc.	41,431	3,232,032
HCA Holdings, Inc. (B)	16,487	1,269,664
McKesson Corp.	2,686	501,342
Quest Diagnostics, Inc.	38,471	3,131,924

		8,932,590

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	39,062	4,700,721

Independent Power & Renewable Electricity Producers - 1.3%
AES Corp.	217,214	2,710,831
NRG Energy, Inc.	60,937	913,445

		3,624,276

Insurance - 5.7%
Allstate Corp.	52,263	3,655,797
American International Group, Inc.	62,226	3,291,133
Hartford Financial Services Group, Inc.	22,191	984,836
Lincoln National Corp.	25,556	990,806
Prudential Financial, Inc.	28,158	2,008,792
Travelers Cos., Inc.	32,071	3,817,732
Unum Group	37,620	1,195,940

		15,945,036

Internet & Catalog Retail - 1.0%
Priceline Group, Inc. (B)	2,269	2,832,642

Internet Software & Services - 2.5%
eBay, Inc. (B)	147,910	3,462,573
VeriSign, Inc. (A) (B)	39,522	3,417,072

		6,879,645

IT Services - 2.0%
Teradata Corp. (A) (B)	103,119	2,585,193
Xerox Corp.	323,951	3,074,295

		5,659,488

Media - 1.1%
Discovery Communications, Inc., Series A (A) (B)	82,322	2,076,984
Scripps Networks Interactive, Inc., Class A (A)	14,959	931,497

		3,008,481

Multi-Utilities - 0.5%
NiSource, Inc., Class B	17,805	472,188
Public Service Enterprise Group, Inc.	19,554	911,412

		1,383,600

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources, Ltd. (A)	15,621	$ 481,596
Chevron Corp.	4,810	504,232
Marathon Petroleum Corp.	76,642	2,909,330
Murphy Oil Corp. (A)	35,331	1,121,759
Tesoro Corp.	39,995	2,996,426
Valero Energy Corp.	66,124	3,372,324

		11,385,667

Pharmaceuticals - 7.3%
Johnson & Johnson	68,082	8,258,347
Merck & Co., Inc.	98,457	5,672,108
Pfizer, Inc.	182,921	6,440,648

		20,371,103

Professional Services - 0.4%
Robert Half International, Inc.	28,579	1,090,575

Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc. (A)	53,522	867,592

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (B)	87,904	2,327,698

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	172,283	5,650,882
Micron Technology, Inc. (B)	137,339	1,889,785

		7,540,667

Software - 9.2%
CA, Inc.	104,958	3,445,771
Citrix Systems, Inc. (B)	40,657	3,256,219
Intuit, Inc.	32,104	3,583,127
Microsoft Corp.	182,099	9,318,006
Oracle Corp.	63,206	2,587,022
Symantec Corp.	167,329	3,436,938

		25,627,083

Specialty Retail - 3.3%
Bed Bath & Beyond, Inc. (A)	68,161	2,945,918
Best Buy Co., Inc. (A)	103,404	3,164,162
Staples, Inc.	89,611	772,447
Urban Outfitters, Inc. (A) (B)	86,011	2,365,303

		9,247,830

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	67,281	$ 6,432,064
HP, Inc.	60,942	764,822
NetApp, Inc.	47,404	1,165,664

		8,362,550

Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc., Class A (A)	81,243	3,309,840
Michael Kors Holdings, Ltd. (A) (B)	67,926	3,360,978

		6,670,818

Tobacco - 3.7%
Altria Group, Inc.	65,448	4,513,294
Philip Morris International, Inc.	55,382	5,633,457

		10,146,751

Total Common Stocks (Cost $260,695,536)		273,717,500

SECURITIES LENDING COLLATERAL - 10.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	29,150,005	29,150,005

Total Securities Lending Collateral (Cost $29,150,005)		29,150,005

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $1,979,449 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $2,019,438.	$ 1,979,447	1,979,447

Total Repurchase Agreement (Cost $1,979,447)		1,979,447

Total Investments (Cost $291,824,988) (D)		304,846,952
Net Other Assets (Liabilities) - (9.7)%		(26,978,298)

Net Assets - 100.0%		$ 277,868,654

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$273,717,500	$—	$—	$273,717,500
Securities Lending Collateral	29,150,005	—	—	29,150,005
Repurchase Agreement	—	1,979,447	—	1,979,447

Total Investments	$302,867,505	$1,979,447	$—	$304,846,952

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,489,039. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $291,824,988. Aggregate gross unrealized appreciation and depreciation for all securities is $28,537,314 and $15,515,350, respectively. Net unrealized appreciation for tax purposes is $13,021,964.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.9%
Boeing Co. (A)	50,943	$ 6,615,967
Honeywell International, Inc.	56,661	6,590,808
TransDigm Group, Inc. (A) (B)	12,250	3,230,203

		16,436,978

Automobiles - 0.5%
Tesla Motors, Inc. (A) (B)	21,659	4,597,773

Beverages - 2.3%
Constellation Brands, Inc., Class A	19,522	3,228,939
Molson Coors Brewing Co., Class B	37,429	3,785,195
Monster Beverage Corp. (B)	79,283	12,741,571

		19,755,705

Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (B)	44,217	5,162,777
Alkermes PLC (B)	43,813	1,893,598
Biogen, Inc. (B)	19,069	4,611,266
BioMarin Pharmaceutical, Inc. (B)	25,119	1,954,258
Celgene Corp. (B)	83,641	8,249,512
Gilead Sciences, Inc.	29,716	2,478,909
Incyte Corp. (B)	48,305	3,863,434
Regeneron Pharmaceuticals, Inc., Class A (B)	26,630	9,299,995
Shire PLC, Class B, ADR	45,030	8,289,122
Vertex Pharmaceuticals, Inc. (B)	18,524	1,593,434

		47,396,305

Building Products - 0.5%
Fortune Brands Home & Security, Inc. (A)	77,960	4,519,341

Capital Markets - 1.0%
BlackRock, Inc., Class A	17,130	5,867,539
Morgan Stanley	92,563	2,404,787

		8,272,326

Chemicals - 1.2%
Albemarle Corp.	11,154	884,624
PPG Industries, Inc.	39,570	4,121,216
Sherwin-Williams Co.	18,447	5,417,330

		10,423,170

Communications Equipment - 0.5%
Palo Alto Networks, Inc. (A) (B)	31,748	3,893,575

Consumer Finance - 0.2%
OneMain Holdings, Inc. (A) (B)	58,620	1,337,708

Containers & Packaging - 0.6%
Crown Holdings, Inc. (B)	94,688	4,797,841

Diversified Financial Services - 1.6%
Intercontinental Exchange, Inc.	15,410	3,944,344
S&P Global, Inc.	94,150	10,098,529

		14,042,873

Electrical Equipment - 0.3%
Eaton Corp. PLC	45,500	2,717,715

Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	71,250	3,215,512
Halliburton Co.	33,738	1,527,994
Schlumberger, Ltd.	27,461	2,171,616

		6,915,122

Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	97,834	15,363,851
CVS Health Corp.	58,359	5,587,291

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Kroger Co.	183,648	$ 6,756,410
Walgreens Boots Alliance, Inc.	57,183	4,761,628

		32,469,180

Food Products - 0.7%
Mondelez International, Inc., Class A	138,465	6,301,542

Health Care Equipment & Supplies - 0.5%
Medtronic PLC	49,530	4,297,718

Health Care Providers & Services - 2.7%
Aetna, Inc.	27,217	3,324,012
Envision Healthcare Holdings, Inc. (B)	73,382	1,861,701
HCA Holdings, Inc. (B)	51,400	3,958,314
McKesson Corp.	23,458	4,378,436
UnitedHealth Group, Inc.	67,413	9,518,716

		23,041,179

Health Care Technology - 0.6%
Cerner Corp. (A) (B)	82,487	4,833,738

Hotels, Restaurants & Leisure - 3.8%
Hilton Worldwide Holdings, Inc.	220,610	4,970,343
Marriott International, Inc., Class A (A)	110,944	7,373,338
McDonald’s Corp.	40,808	4,910,835
Starbucks Corp.	265,442	15,162,047

		32,416,563

Household Durables - 0.6%
Mohawk Industries, Inc. (B)	25,558	4,849,886

Household Products - 1.0%
Colgate-Palmolive Co.	111,753	8,180,320

Industrial Conglomerates - 0.3%
General Electric Co.	82,900	2,609,692

Insurance - 0.7%
Marsh & McLennan Cos., Inc.	87,990	6,023,795

Internet & Catalog Retail - 6.7%
Amazon.com, Inc. (B)	58,220	41,663,396
Netflix, Inc. (B)	83,428	7,631,993
Priceline Group, Inc. (B)	5,945	7,421,798

		56,717,187

Internet Software & Services - 11.1%
Alibaba Group Holding, Ltd., ADR (B)	104,162	8,284,004
Alphabet, Inc., Class A (B)	32,898	23,144,730
Alphabet, Inc., Class C (B)	26,870	18,596,727
Facebook, Inc., Class A (B)	260,635	29,785,368
Tencent Holdings, Ltd.	503,481	11,562,805
Zillow Group, Inc., Class A (B)	34,610	1,268,456
Zillow Group, Inc., Class C (B)	64,460	2,338,609

		94,980,699

IT Services - 7.7%
Accenture PLC, Class A	46,208	5,234,904
Alliance Data Systems Corp. (B)	11,730	2,298,142
Automatic Data Processing, Inc.	65,041	5,975,317
Cognizant Technology Solutions Corp., Class A (B)	79,754	4,565,119
FleetCor Technologies, Inc. (B)	35,703	5,110,170
Genpact, Ltd. (B)	119,743	3,213,902
Global Payments, Inc.	48,800	3,483,344
Jack Henry & Associates, Inc.	38,746	3,381,363
MasterCard, Inc., Class A	203,217	17,895,289

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A (A)	191,158	$ 14,178,189

		65,335,739

Life Sciences Tools & Services - 0.4%
Illumina, Inc. (B)	23,398	3,284,611

Machinery - 1.7%
Illinois Tool Works, Inc., Class A	57,735	6,013,677
Middleby Corp. (A) (B)	42,600	4,909,650
Snap-on, Inc.	24,440	3,857,121

		14,780,448

Media - 3.3%
Comcast Corp., Class A	163,280	10,644,223
Time Warner, Inc.	68,659	5,049,183
Twenty-First Century Fox, Inc., Class A	186,571	5,046,745
Walt Disney Co.	74,379	7,275,754

		28,015,905

Multiline Retail - 0.7%
Dollar Tree, Inc. (B)	60,699	5,720,274

Oil, Gas & Consumable Fuels - 0.6%
Concho Resources, Inc. (B)	44,126	5,262,908

Personal Products - 0.7%
Estee Lauder Cos., Inc., Class A	69,782	6,351,558

Pharmaceuticals - 5.7%
Allergan PLC (B)	67,770	15,660,969
Bristol-Myers Squibb Co.	279,618	20,565,904
Merck & Co., Inc.	103,052	5,936,826
Novo Nordisk A/S, ADR	120,913	6,502,701

		48,666,400

Professional Services - 1.6%
Equifax, Inc.	36,800	4,725,120
Nielsen Holdings PLC	90,946	4,726,463
Verisk Analytics, Inc., Class A (B)	49,010	3,973,731

		13,425,314

Real Estate Investment Trusts - 0.7%
American Tower Corp., Class A	55,762	6,335,121

Road & Rail - 0.4%
JB Hunt Transport Services, Inc. (A)	44,310	3,586,008

Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Ltd.	26,540	4,124,316
NVIDIA Corp. (A)	74,710	3,512,117
NXP Semiconductors NV (B)	58,497	4,582,655
QUALCOMM, Inc.	54,242	2,905,744
Skyworks Solutions, Inc. (A)	43,114	2,728,254

		17,853,086

Software - 8.3%
Adobe Systems, Inc. (B)	146,179	14,002,486
Atlassian Corp. PLC, Class A (B)	6,476	167,728
Intuit, Inc.	27,050	3,019,051
Microsoft Corp.	424,274	21,710,101
Red Hat, Inc. (B)	90,735	6,587,361
salesforce.com, Inc. (B)	169,341	13,447,369
ServiceNow, Inc. (A) (B)	46,074	3,059,314
Splunk, Inc. (A) (B)	72,480	3,926,966
Workday, Inc., Class A (A) (B)	62,937	4,699,506

		70,619,882

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 7.1%
Advance Auto Parts, Inc.	37,227	$ 6,017,000
Home Depot, Inc.	51,301	6,550,625
Industria de Diseno Textil SA	289,004	9,708,785
Lowe’s Cos., Inc.	101,291	8,019,209
Michaels Cos., Inc. (B)	125,060	3,556,706
O’Reilly Automotive, Inc. (B)	31,689	8,590,888
Ross Stores, Inc.	86,586	4,908,560
TJX Cos., Inc.	170,618	13,176,828

		60,528,601

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	336,280	32,148,368

Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	23,485	3,371,253
lululemon athletica, Inc. (B)	44,078	3,255,601
NIKE, Inc., Class B	307,900	16,996,080

		23,622,934

Tobacco - 1.2%
Altria Group, Inc.	147,597	10,178,289

Total Common Stocks (Cost $673,600,019)		837,543,377

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	55,265,579	55,265,579

Total Securities Lending Collateral (Cost $55,265,579)		55,265,579

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $10,038,864 on 07/01/2016. Collateralized by U.S. Government Obligations, 1.38%, due 02/29/2020, and with a total value of $10,245,450.	$ 10,038,855	10,038,855

Total Repurchase Agreement (Cost $10,038,855)		10,038,855

Total Investments (Cost $738,904,453) (D)		902,847,811
Net Other Assets (Liabilities) - (6.0)%		(50,901,943)

Net Assets - 100.0%		$ 851,945,868

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$812,900,534	$24,642,843	$—	$837,543,377
Securities Lending Collateral	55,265,579	—	—	55,265,579
Repurchase Agreement	—	10,038,855	—	10,038,855

Total Investments	$868,166,113	$34,681,698	$—	$902,847,811

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $54,076,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $738,904,453. Aggregate gross unrealized appreciation and depreciation for all securities is $184,317,078 and $20,373,720, respectively. Net unrealized appreciation for tax purposes is $163,943,358.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 0.3%
BWX Technologies, Inc.	61,800	$ 2,210,586

Airlines - 0.7%
Alaska Air Group, Inc.	53,600	3,124,344
Copa Holdings SA, Class A (A)	45,300	2,367,378

		5,491,722

Banks - 4.8%
CIT Group, Inc.	282,500	9,014,575
Citizens Financial Group, Inc.	148,336	2,963,753
Fifth Third Bancorp	281,010	4,942,966
First Republic Bank, Class A	118,606	8,301,234
Huntington Bancshares, Inc., Class A	185,819	1,661,222
M&T Bank Corp. (A)	56,935	6,731,425
SunTrust Banks, Inc.	138,385	5,684,856
Zions Bancorporation	42,640	1,071,543

		40,371,574

Beverages - 1.3%
Constellation Brands, Inc., Class A	23,696	3,919,318
Dr. Pepper Snapple Group, Inc.	49,117	4,746,176
Molson Coors Brewing Co., Class B	22,200	2,245,086

		10,910,580

Biotechnology - 0.8%
United Therapeutics Corp. (A) (B)	62,200	6,588,224

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	68,721	3,983,756

Capital Markets - 2.0%
Ameriprise Financial, Inc.	25,710	2,310,044
Invesco, Ltd.	111,062	2,836,523
Legg Mason, Inc.	47,279	1,394,258
Northern Trust Corp.	50,362	3,336,986
Raymond James Financial, Inc.	47,960	2,364,428
T. Rowe Price Group, Inc.	63,572	4,638,849

		16,881,088

Chemicals - 0.3%
Sherwin-Williams Co.	9,318	2,736,417

Communications Equipment - 1.8%
ARRIS International PLC (B)	328,900	6,893,744
CommScope Holding Co., Inc. (B)	101,341	3,144,611
EchoStar Corp., Class A (B)	137,824	5,471,613

		15,509,968

Consumer Finance - 0.3%
Ally Financial, Inc. (B)	137,604	2,348,900

Containers & Packaging - 3.1%
Ball Corp. (A)	90,771	6,561,836
Bemis Co., Inc.	83,600	4,304,564
Rexam PLC, ADR (A)	138,488	5,958,446
Silgan Holdings, Inc.	89,912	4,626,871
WestRock Co.	123,508	4,800,756

		26,252,473

Distributors - 0.5%
Genuine Parts Co.	45,542	4,611,127

Diversified Consumer Services - 0.6%
H&R Block, Inc. (A)	236,000	5,428,000

Electric Utilities - 5.9%
Alliant Energy Corp.	278,400	11,052,480

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Edison International	75,363	$ 5,853,444
FirstEnergy Corp.	129,300	4,513,863
PPL Corp.	309,400	11,679,850
Westar Energy, Inc., Class A	67,559	3,789,385
Xcel Energy, Inc.	286,454	12,827,410

		49,716,432

Electrical Equipment - 1.5%
AMETEK, Inc., Class A	87,708	4,054,741
Hubbell, Inc.	44,272	4,669,368
Regal Beloit Corp.	64,906	3,573,075

		12,297,184

Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp., Class A	71,221	4,083,100
Arrow Electronics, Inc. (B)	98,611	6,104,021
Avnet, Inc.	157,900	6,396,529
CDW Corp.	32,731	1,311,858
Keysight Technologies, Inc. (B)	81,172	2,361,294

		20,256,802

Energy Equipment & Services - 0.2%
Nabors Industries, Ltd.	195,600	1,965,780

Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	19,500	2,564,445
Kroger Co.	152,435	5,608,084
Rite Aid Corp. (B)	142,559	1,067,767
Sysco Corp.	62,100	3,150,954
Whole Foods Market, Inc. (A)	277,100	8,872,742

		21,263,992

Food Products - 1.6%
ConAgra Foods, Inc.	95,600	4,570,636
Kellogg Co.	83,300	6,801,445
TreeHouse Foods, Inc. (B)	17,000	1,745,050

		13,117,131

Gas Utilities - 0.8%
National Fuel Gas Co. (A)	71,630	4,074,314
Questar Corp.	112,211	2,846,793

		6,921,107

Health Care Equipment & Supplies - 0.6%
DENTSPLY SIRONA, Inc.	86,402	5,360,380

Health Care Providers & Services - 5.2%
AmerisourceBergen Corp., Class A	53,347	4,231,484
Cardinal Health, Inc.	112,200	8,752,722
Cigna Corp.	22,083	2,826,403
Henry Schein, Inc. (B)	19,346	3,420,373
Humana, Inc., Class A	22,576	4,060,971
Laboratory Corp. of America Holdings (B)	83,200	10,838,464
MEDNAX, Inc. (B)	87,500	6,337,625
Universal Health Services, Inc., Class B	23,117	3,099,990

		43,568,032

Hotels, Restaurants & Leisure - 1.3%
Aramark	125,900	4,207,578
Hilton Worldwide Holdings, Inc.	182,036	4,101,271
Marriott International, Inc., Class A (A)	40,786	2,710,638

		11,019,487

Household Durables - 1.5%
Mohawk Industries, Inc. (B)	38,864	7,374,833

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Newell Brands, Inc.	114,927	$ 5,582,004

		12,956,837

Household Products - 0.3%
Energizer Holdings, Inc.	41,126	2,117,578

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	50,491	5,335,889

Insurance - 12.8%
Alleghany Corp. (B)	21,425	11,774,751
Allstate Corp.	153,000	10,702,350
Assured Guaranty, Ltd.	165,700	4,203,809
Brown & Brown, Inc.	92,300	3,458,481
Chubb, Ltd.	16,713	2,184,556
Fairfax Financial Holdings, Ltd.	15,500	8,354,810
FNF Group	280,600	10,522,500
Hartford Financial Services Group, Inc.	109,642	4,865,912
Loews Corp.	409,631	16,831,738
Marsh & McLennan Cos., Inc.	86,905	5,949,516
Progressive Corp.	344,395	11,537,232
Unum Group	111,290	3,537,909
Willis Towers Watson PLC (A)	64,747	8,048,700
WR Berkley Corp.	25,813	1,546,715
XL Group PLC, Class A	125,876	4,192,930

		107,711,909

Internet & Catalog Retail - 1.6%
Expedia, Inc. (A)	48,040	5,106,652
Liberty Ventures, Series A (B)	234,900	8,707,743

		13,814,395

Internet Software & Services - 0.2%
Match Group, Inc. (A) (B)	90,622	1,366,127

IT Services - 1.9%
Amdocs, Ltd.	108,500	6,262,620
Jack Henry & Associates, Inc.	58,393	5,095,957
Western Union Co. (A)	263,800	5,059,684

		16,418,261

Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc., Class A (B)	45,444	6,499,401

Machinery - 1.2%
IDEX Corp.	49,418	4,057,218
Rexnord Corp. (B)	120,601	2,367,397
Snap-on, Inc.	25,262	3,986,849

		10,411,464

Media - 6.5%
AMC Networks, Inc., Class A (B)	71,200	4,301,904
CBS Corp., Class B	49,901	2,716,611
Discovery Communications, Inc., Class C (B)	314,900	7,510,365
DISH Network Corp., Class A (B)	74,155	3,885,722
Liberty Braves Group, Class C (A) (B)	58,455	856,950
Liberty Media Group, Class C (B)	116,900	2,217,593
Liberty SiriusXM Group, Class C (B)	213,200	6,581,484
Madison Square Garden Co., Class A (B)	51,933	8,958,962
MSG Networks, Inc., Class A (B)	328,600	5,040,724
News Corp., Class A	274,800	3,118,980
News Corp., Class B (A)	479,500	5,595,765
TEGNA, Inc.	122,361	2,835,104
Time, Inc.	66,565	1,095,660

		54,715,824

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 5.0%
CenterPoint Energy, Inc.	234,907	$ 5,637,768
CMS Energy Corp.	267,126	12,250,398
SCANA Corp. (A)	76,200	5,765,292
Sempra Energy	48,060	5,479,801
WEC Energy Group, Inc. (A)	197,912	12,923,654

		42,056,913

Multiline Retail - 0.8%
Kohl’s Corp. (A)	124,626	4,725,818
Nordstrom, Inc. (A)	63,339	2,410,049

		7,135,867

Oil, Gas & Consumable Fuels - 4.1%
Columbia Pipeline Group, Inc.	251,918	6,421,390
Energen Corp.	171,482	8,267,147
EQT Corp.	110,938	8,589,929
Marathon Petroleum Corp.	190,400	7,227,584
PBF Energy, Inc., Class A	86,963	2,067,980
Southwestern Energy Co. (B)	187,239	2,355,467

		34,929,497

Personal Products - 0.4%
Edgewell Personal Care Co. (B)	43,386	3,662,212

Professional Services - 0.2%
Equifax, Inc.	13,138	1,686,919

Real Estate Investment Trusts - 7.6%
American Campus Communities, Inc.	54,268	2,869,149
American Homes 4 Rent, Class A	110,161	2,256,097
Annaly Capital Management, Inc. (A)	1,263,000	13,981,410
AvalonBay Communities, Inc.	22,981	4,145,543
Boston Properties, Inc.	30,528	4,026,643
Brixmor Property Group, Inc.	133,445	3,530,955
Crown Castle International Corp.	55,300	5,609,079
Essex Property Trust, Inc.	9,257	2,111,429
General Growth Properties, Inc.	73,017	2,177,367
HCP, Inc.	45,775	1,619,520
Kimco Realty Corp.	143,999	4,518,689
Outfront Media, Inc.	107,858	2,606,928
Rayonier, Inc.	100,031	2,624,813
Regency Centers Corp.	35,450	2,968,228
Vornado Realty Trust, Class A	45,384	4,543,846
Weyerhaeuser Co.	97,125	2,891,411
WP Carey, Inc. (A)	19,249	1,336,266

		63,817,373

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc., Class A	66,741	3,780,210
KLA-Tencor Corp.	75,305	5,516,092
Lam Research Corp.	38,700	3,253,122
Micron Technology, Inc. (B)	352,000	4,843,520
Xilinx, Inc.	30,878	1,424,402

		18,817,346

Software - 2.7%
CA, Inc.	198,100	6,503,623
Citrix Systems, Inc. (B)	37,500	3,003,375
Synopsys, Inc. (B)	241,642	13,067,999

		22,574,997

Specialty Retail - 2.9%
AutoZone, Inc. (B)	5,796	4,601,097

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Bed Bath & Beyond, Inc. (A)	226,025	$ 9,768,800
Best Buy Co., Inc. (A)	122,932	3,761,719
Gap, Inc., Class A	163,999	3,480,059
Tiffany & Co. (A)	53,081	3,218,832

		24,830,507

Technology Hardware, Storage & Peripherals - 1.5%
NetApp, Inc.	316,912	7,792,866
Western Digital Corp.	109,950	5,196,237

		12,989,103

Textiles, Apparel & Luxury Goods - 1.7%
Fossil Group, Inc. (B)	148,900	4,248,117
Michael Kors Holdings, Ltd. (A) (B)	85,600	4,235,488
PVH Corp.	40,599	3,825,644
VF Corp.	28,318	1,741,274

		14,050,523

Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp., Class B (B)	495,051	846,537

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A	54,835	3,869,158

Total Common Stocks (Cost $705,951,099)		811,425,379

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	101,585,922	$ 101,585,922

Total Securities Lending Collateral (Cost $101,585,922)		101,585,922

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $30,157,639 on 07/01/2016. Collateralized by U.S. Government Obligations, 1.38% - 8.50%, due 11/15/2019 - 02/29/2020, and with a total value of $30,769,832.	$ 30,157,614	30,157,614

Total Repurchase Agreement (Cost $30,157,614)		30,157,614

Total Investments (Cost $837,694,635) (D)		943,168,915
Net Other Assets (Liabilities) - (11.7)%		(99,078,222)

Net Assets - 100.0%		$ 844,090,693

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$811,425,379	$—	$—	$811,425,379
Securities Lending Collateral	101,585,922	—	—	101,585,922
Repurchase Agreement	—	30,157,614	—	30,157,614

Total Investments	$913,011,301	$30,157,614	$—	$943,168,915

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $99,214,860. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $837,694,635. Aggregate gross unrealized appreciation and depreciation for all securities is $144,328,598 and $38,854,318, respectively. Net unrealized appreciation for tax purposes is $105,474,280.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 3.9%
B/E Aerospace, Inc. (A)	39,159	$ 1,808,167
Spirit Aerosystems Holdings, Inc., Class A (B)	46,963	2,019,409

		3,827,576

Airlines - 2.0%
JetBlue Airways Corp. (B)	117,541	1,946,479

Banks - 5.6%
CIT Group, Inc.	74,412	2,374,487
First Republic Bank, Class A	22,307	1,561,267
SVB Financial Group (B)	15,614	1,485,828

		5,421,582

Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc. (B)	26,307	2,046,685

Chemicals - 2.3%
RPM International, Inc.	44,528	2,224,174

Communications Equipment - 5.1%
F5 Networks, Inc., Class B (B)	24,507	2,789,877
Motorola Solutions, Inc.	32,388	2,136,636

		4,926,513

Construction Materials - 2.2%
Eagle Materials, Inc.	28,031	2,162,592

Consumer Finance - 4.6%
Ally Financial, Inc. (B)	115,570	1,972,780
Discover Financial Services	46,545	2,494,346

		4,467,126

Diversified Consumer Services - 3.0%
ServiceMaster Global Holdings, Inc. (B)	73,928	2,942,334

Diversified Telecommunication Services - 1.8%
Level 3 Communications, Inc. (B)	34,777	1,790,668

Food Products - 3.5%
WhiteWave Foods Co., Class A (B)	73,065	3,429,671

Health Care Equipment & Supplies - 6.3%
Align Technology, Inc. (B)	31,287	2,520,168
Boston Scientific Corp. (B)	102,126	2,386,684
DexCom, Inc. (A) (B)	15,736	1,248,337

		6,155,189

Health Care Providers & Services - 9.5%
Cardinal Health, Inc.	21,681	1,691,335
Laboratory Corp. of America Holdings (B)	20,214	2,633,278
Team Health Holdings, Inc. (A) (B)	54,507	2,216,799
Universal Health Services, Inc., Class B	20,312	2,723,839

		9,265,251

Hotels, Restaurants & Leisure - 3.1%
Wyndham Worldwide Corp.	41,676	2,968,581

Household Durables - 1.8%
Whirlpool Corp.	10,718	1,786,048

Insurance - 2.1%
Hartford Financial Services Group, Inc.	47,092	2,089,943

Internet Software & Services - 3.1%
IAC/InterActiveCorp	53,815	3,029,784

IT Services - 3.0%
Sabre Corp.	108,597	2,909,314

Life Sciences Tools & Services - 3.1%
Bio-Techne Corp.	26,791	3,021,221

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.0%
Ingersoll-Rand PLC	29,867	$ 1,901,931

Media - 2.3%
Starz, Class A (B)	74,627	2,232,840

Multiline Retail - 3.8%
Dollar General Corp.	39,296	3,693,824

Oil, Gas & Consumable Fuels - 4.1%
EQT Corp.	52,076	4,032,245

Pharmaceuticals - 3.2%
Mylan NV (B)	72,991	3,156,131

Professional Services - 2.6%
Equifax, Inc.	19,886	2,553,362

Semiconductors & Semiconductor Equipment - 3.8%
NXP Semiconductors NV (B)	27,519	2,155,838
Skyworks Solutions, Inc. (A)	24,527	1,552,069

		3,707,907

Software - 2.4%
Fortinet, Inc. (B)	73,882	2,333,932

Specialty Retail - 3.4%
Foot Locker, Inc. (A)	43,337	2,377,468
Signet Jewelers, Ltd.	11,729	966,587

		3,344,055

Trading Companies & Distributors - 3.1%
Air Lease Corp., Class A (A)	111,475	2,985,301

Total Common Stocks (Cost $92,887,502)		96,352,259

SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	6,606,709	6,606,709

Total Securities Lending Collateral (Cost $6,606,709)		6,606,709

Total Investments (Cost $99,494,211) (D)		102,958,968
Net Other Assets (Liabilities) - (5.6)%		(5,445,496)

Net Assets - 100.0%		$ 97,513,472

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$96,352,259	$—	$—	$96,352,259
Securities Lending Collateral	6,606,709	—	—	6,606,709

Total Investments	$102,958,968	$—	$—	$102,958,968

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,458,330. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $99,494,211. Aggregate gross unrealized appreciation and depreciation for all securities is $9,881,378 and $6,416,621, respectively. Net unrealized appreciation for tax purposes is $3,464,757.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Airlines - 0.7%
Hawaiian Holdings, Inc. (A)	12,110	$ 459,696

Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (A)	54,147	784,049

Banks - 15.1%
1st Source Corp.	17,970	582,048
Banc of California, Inc. (B)	15,480	280,188
Banner Corp.	17,920	762,317
Cardinal Financial Corp.	38,460	843,812
Cathay General Bancorp	23,070	650,574
Customers Bancorp, Inc. (A) (B)	41,050	1,031,587
First Merchants Corp.	22,270	555,191
Glacier Bancorp, Inc.	40,390	1,073,566
Great Southern Bancorp, Inc. (B)	14,152	523,200
Hanmi Financial Corp., Class B	39,470	927,150
Investors Bancorp, Inc. (B)	87,530	969,832
Popular, Inc.	28,830	844,719
TriCo Bancshares	28,053	774,263

		9,818,447

Building Products - 1.0%
Griffon Corp. (B)	38,650	651,639

Capital Markets - 1.1%
Evercore Partners, Inc., Class A	16,360	722,948

Chemicals - 2.3%
Cabot Corp.	19,430	887,174
Rayonier Advanced Materials, Inc.	46,610	633,430

		1,520,604

Commercial Services & Supplies - 3.1%
Deluxe Corp. (B)	19,050	1,264,349
Multi-Color Corp. (B)	11,400	722,760

		1,987,109

Construction & Engineering - 1.9%
EMCOR Group, Inc.	24,740	1,218,692

Containers & Packaging - 1.5%
Owens-Illinois, Inc. (A)	52,760	950,208

Electric Utilities - 1.9%
PNM Resources, Inc. (B)	34,120	1,209,213

Electronic Equipment, Instruments & Components - 3.7%
ePlus, Inc. (A)	11,329	926,599
Orbotech, Ltd. (A)	33,840	864,612
Vishay Intertechnology, Inc. (B)	49,360	611,570

		2,402,781

Energy Equipment & Services - 2.8%
Dril-Quip, Inc., Class A (A) (B)	10,910	637,471
Oceaneering International, Inc.	16,800	501,648
Rowan Cos. PLC, Class A	37,650	664,899

		1,804,018

Food Products - 0.4%
John B Sanfilippo & Son, Inc.	5,870	250,238

Gas Utilities - 3.9%
ONE Gas, Inc. (B)	18,372	1,223,391
Southwest Gas Corp.	16,950	1,334,135

		2,557,526

Health Care Equipment & Supplies - 1.4%
Merit Medical Systems, Inc. (A)	46,110	914,361

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.3%
HealthSouth Corp.	17,440	$ 677,021
LHC Group, Inc. (A)	18,920	818,857
Molina Healthcare, Inc. (A) (B)	13,290	663,171

		2,159,049

Hotels, Restaurants & Leisure - 2.7%
Bloomin’ Brands, Inc.	52,250	933,707
Ruth’s Hospitality Group, Inc.	52,250	833,388

		1,767,095

Household Durables - 1.6%
Helen of Troy, Ltd. (A)	9,820	1,009,889

Household Products - 1.2%
Central Garden & Pet Co., Class A (A)	36,319	788,486

Insurance - 5.2%
American Equity Investment Life Holding Co. (B)	56,590	806,407
Employers Holdings, Inc.	40,581	1,177,661
Federated National Holding Co.	20,050	381,752
Selective Insurance Group, Inc.	27,043	1,033,313

		3,399,133

Internet Software & Services - 1.4%
j2 Global, Inc.	14,050	887,539

IT Services - 1.3%
Convergys Corp. (B)	33,590	839,750

Leisure Products - 1.3%
Nautilus, Inc., Class A (A)	48,498	865,204

Life Sciences Tools & Services - 1.2%
INC Research Holdings, Inc., Class A (A)	20,300	774,039

Machinery - 2.1%
Timken Co.	24,960	765,274
Wabash National Corp. (A) (B)	46,480	590,296

		1,355,570

Multi-Utilities - 1.9%
Black Hills Corp. (B)	19,630	1,237,475

Multiline Retail - 1.1%
Big Lots, Inc. (B)	14,110	707,052

Paper & Forest Products - 1.3%
Neenah Paper, Inc.	11,580	838,045

Pharmaceuticals - 1.2%
Prestige Brands Holdings, Inc. (A) (B)	14,080	780,032

Real Estate Investment Trusts - 14.2%
DCT Industrial Trust, Inc.	24,980	1,200,039
First Industrial Realty Trust, Inc. (B)	35,810	996,234
Monogram Residential Trust, Inc.	94,611	965,978
Ryman Hospitality Properties, Inc.	12,880	652,372
Starwood Property Trust, Inc.	45,120	934,886
STORE Capital Corp.	40,590	1,195,376
Sun Communities, Inc.	17,150	1,314,376
Urban Edge Properties	38,240	1,141,847
Xenia Hotels & Resorts, Inc. (B)	48,280	810,138

		9,211,246

Road & Rail - 1.0%
Swift Transportation Co., Class A (A) (B)	39,990	616,246

Semiconductors & Semiconductor Equipment - 1.5%
Rudolph Technologies, Inc. (A) (B)	61,147	949,613

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 1.4%
VASCO Data Security International, Inc. (A) (B)	57,160	$ 936,852

Specialty Retail - 2.2%
Caleres, Inc.	29,988	726,010
Urban Outfitters, Inc. (A) (B)	25,560	702,900

		1,428,910

Thrifts & Mortgage Finance - 3.7%
Dime Community Bancshares, Inc.	33,770	574,428
First Defiance Financial Corp., Class A	16,733	650,077
Washington Federal, Inc.	47,140	1,143,616

		2,368,121

Trading Companies & Distributors - 4.0%
Aircastle, Ltd. (B)	43,999	860,620
H&E Equipment Services, Inc.	46,430	883,563
MRC Global, Inc. (A)	61,500	873,915

		2,618,098

Total Common Stocks (Cost $59,997,340)		62,788,973

MASTER LIMITED PARTNERSHIP - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Tallgrass Energy Partners, LP	15,210	699,964

Total Master Limited Partnership (Cost $586,601)		699,964

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	15,660,316	$ 15,660,316

Total Securities Lending Collateral (Cost $15,660,316)		15,660,316

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $414,592 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $424,338.	$ 414,591	414,591

Total Repurchase Agreement (Cost $414,591)		414,591

Total Investments (Cost $76,658,848) (D)		79,563,844
Net Other Assets (Liabilities) - (22.6)%		(14,679,696)

Net Assets - 100.0%		$ 64,884,148

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$62,788,973	$—	$—	$62,788,973
Master Limited Partnership	699,964	—	—	699,964
Securities Lending Collateral	15,660,316	—	—	15,660,316
Repurchase Agreement	—	414,591	—	414,591

Total Investments	$79,149,253	$414,591	$—	$79,563,844

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,284,664. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $76,658,848. Aggregate gross unrealized appreciation and depreciation for all securities is $5,679,158 and $2,774,162, respectively. Net unrealized appreciation for tax purposes is $2,904,996.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.2%
Ducommun, Inc. (A)	27,990	$ 553,642

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (A)	19,125	792,157
Hub Group, Inc., Class A (A)	20,367	781,482

		1,573,639

Auto Components - 1.3%
Cooper Tire & Rubber Co.	25,950	773,829
Dana Holding Corp. (B)	65,360	690,202
Superior Industries International, Inc.	29,905	800,856
Tower International, Inc.	37,580	773,396

		3,038,283

Banks - 6.2%
Banc of California, Inc.	42,050	761,105
Bryn Mawr Bank Corp.	19,694	575,065
Cathay General Bancorp	27,805	784,101
Central Pacific Financial Corp.	33,585	792,606
Customers Bancorp, Inc. (A)	32,045	805,291
Enterprise Financial Services Corp.	18,485	515,547
Franklin Financial Network, Inc. (A)	17,935	562,442
Great Western Bancorp, Inc.	24,990	788,184
Hanmi Financial Corp., Class B	29,110	683,794
Heartland Financial USA, Inc.	17,270	609,458
Heritage Financial Corp.	29,795	523,796
Independent Bank Group, Inc.	16,310	699,862
LegacyTexas Financial Group, Inc.	29,320	789,001
Pacific Premier Bancorp, Inc. (A)	27,930	670,320
PacWest Bancorp	20,735	824,838
Preferred Bank	18,535	535,198
PrivateBancorp, Inc., Class A	20,030	881,921
State Bank Financial Corp.	27,800	565,730
SVB Financial Group (A)	7,855	747,482
TCF Financial Corp.	62,435	789,803

		13,905,544

Biotechnology - 1.7%
AMAG Pharmaceuticals, Inc. (A) (B)	33,110	791,991
Emergent BioSolutions, Inc. (A)	26,305	739,697
Myriad Genetics, Inc. (A) (B)	23,715	725,679
PDL Biopharma, Inc.	266,725	837,516
United Therapeutics Corp. (A)	7,975	844,712

		3,939,595

Capital Markets - 0.7%
Legg Mason, Inc.	25,520	752,585
Waddell & Reed Financial, Inc., Class A (B)	43,545	749,845

		1,502,430

Chemicals - 1.7%
Cabot Corp.	16,920	772,567
HB Fuller Co.	17,620	775,104
Koppers Holdings, Inc. (A)	27,005	829,863
Minerals Technologies, Inc.	13,645	775,036
Stepan Co.	13,405	798,000

		3,950,570

Commercial Services & Supplies - 3.9%
ACCO Brands Corp. (A)	77,170	797,166
Brady Corp., Class A	26,380	806,173
Brink’s Co.	27,285	777,350

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Ennis, Inc.	37,220	$ 713,879
Essendant, Inc.	25,950	793,032
Herman Miller, Inc.	25,765	770,116
Pitney Bowes, Inc.	46,000	818,800
Quad/Graphics, Inc.	36,725	855,325
R.R. Donnelley & Sons Co. (B)	49,525	837,963
Steelcase, Inc., Class A	57,705	783,057
Tetra Tech, Inc.	26,270	807,671

		8,760,532

Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	86,301	792,243
Digi International, Inc. (A)	53,555	574,645
Extreme Networks, Inc. (A)	161,755	548,350
Ixia (A)	80,485	790,363
NETGEAR, Inc. (A)	16,910	803,901
Polycom, Inc. (A)	70,000	787,500

		4,297,002

Construction & Engineering - 2.7%
AECOM (A)	24,285	771,535
Aegion Corp., Class A (A)	35,420	691,044
Chicago Bridge & Iron Co. NV, Class Y	22,540	780,560
EMCOR Group, Inc.	16,255	800,722
KBR, Inc.	54,775	725,221
MYR Group, Inc. (A)	33,125	797,650
Quanta Services, Inc. (A) (B)	34,185	790,357
Tutor Perini Corp. (A) (B)	34,115	803,408

		6,160,497

Consumer Finance - 0.7%
Navient Corp.	66,735	797,483
Nelnet, Inc., Class A	19,835	689,266

		1,486,749

Containers & Packaging - 0.7%
Greif, Inc., Class A	20,585	767,203
Sonoco Products Co.	16,890	838,757

		1,605,960

Diversified Consumer Services - 1.9%
American Public Education, Inc. (A)	24,670	693,227
Capella Education Co.	16,158	850,557
DeVry Education Group, Inc. (B)	39,190	699,150
K12, Inc. (A)	48,427	604,853
Regis Corp. (A)	53,455	665,515
Strayer Education, Inc. (A) (B)	16,784	824,598

		4,337,900

Diversified Telecommunication Services - 0.7%
Inteliquent, Inc.	38,950	774,715
Vonage Holdings Corp. (A)	141,370	862,357

		1,637,072

Electric Utilities - 0.4%
ALLETE, Inc. (B)	13,340	862,164

Electrical Equipment - 0.7%
General Cable Corp. (B)	58,030	737,562
Regal Beloit Corp. (B)	14,045	773,177

		1,510,739

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 5.8%
AVX Corp.	40,985	$ 556,576
Benchmark Electronics, Inc. (A)	36,795	778,214
Celestica, Inc. (A)	67,865	631,145
Coherent, Inc. (A)	8,945	820,972
Insight Enterprises, Inc. (A)	30,070	781,820
Methode Electronics, Inc.	25,770	882,107
MTS Systems Corp. (B)	17,145	751,637
Orbotech, Ltd. (A)	31,300	799,715
Plexus Corp. (A)	18,300	790,560
Rogers Corp. (A)	13,310	813,241
Sanmina Corp. (A)	29,265	784,595
ScanSource, Inc. (A)	21,320	791,185
SYNNEX Corp.	8,765	831,097
Tech Data Corp. (A)	9,870	709,160
TTM Technologies, Inc. (A) (B)	102,039	768,354
VeriFone Systems, Inc. (A)	42,265	783,593
Vishay Intertechnology, Inc. (B)	62,555	775,056

		13,049,027

Energy Equipment & Services - 2.7%
Diamond Offshore Drilling, Inc.	31,870	775,397
Ensco PLC, Class A	76,450	742,330
Matrix Service Co. (A)	43,910	724,076
McDermott International, Inc. (A)	160,660	793,660
Nabors Industries, Ltd.	76,385	767,669
Noble Corp. PLC	89,780	739,787
Rowan Cos. PLC, Class A (B)	42,155	744,457
Transocean, Ltd.	72,295	859,588

		6,146,964

Food & Staples Retailing - 1.1%
SpartanNash Co.	27,240	832,999
SUPERVALU, Inc. (A)	175,195	826,921
United Natural Foods, Inc. (A)	18,020	843,336

		2,503,256

Food Products - 1.5%
Dean Foods Co. (B)	44,675	808,171
Fresh Del Monte Produce, Inc.	14,975	815,089
Lancaster Colony Corp.	6,550	835,845
Sanderson Farms, Inc.	9,940	861,202

		3,320,307

Gas Utilities - 0.4%
Southwest Gas Corp.	11,025	867,778

Health Care Equipment & Supplies - 3.6%
Analogic Corp. (B)	9,465	751,900
AngioDynamics, Inc. (A)	41,480	596,068
Anika Therapeutics, Inc. (A)	16,130	865,374
Haemonetics Corp. (A)	27,315	791,862
ICU Medical, Inc., Class B (A)	7,620	859,155
LeMaitre Vascular, Inc.	35,235	502,803
Meridian Bioscience, Inc. (B)	43,480	847,860
Merit Medical Systems, Inc. (A)	40,485	802,817
Natus Medical, Inc. (A)	22,550	852,390
OraSure Technologies, Inc. (A)	120,085	709,702
SurModics, Inc. (A)	24,070	565,164

		8,145,095

Health Care Providers & Services - 6.7%
Aceto Corp.	35,845	784,647

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Almost Family, Inc. (A)	16,160	$ 688,578
Amedisys, Inc. (A) (B)	16,190	817,271
Amsurg Corp., Class A (A)	10,090	782,379
Chemed Corp. (B)	5,932	808,591
Community Health Systems, Inc. (A)	59,335	714,987
HealthSouth Corp.	20,190	783,776
Healthways, Inc. (A) (B)	46,930	542,041
Kindred Healthcare, Inc. (B)	61,135	690,214
Landauer, Inc. (B)	14,265	587,147
LHC Group, Inc. (A)	19,210	831,409
LifePoint Health, Inc. (A)	11,950	781,171
Magellan Health, Inc. (A)	11,885	781,676
Molina Healthcare, Inc. (A) (B)	16,095	803,140
Owens & Minor, Inc. (B)	21,750	813,015
PharMerica Corp. (A)	33,880	835,481
Triple-S Management Corp., Class B (A) (B)	27,997	683,967
US Physical Therapy, Inc.	13,855	834,210
VCA, Inc. (A)	12,175	823,152
WellCare Health Plans, Inc. (A)	7,705	826,592

		15,213,444

Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (A)	60,520	768,604
HMS Holdings Corp. (A)	44,840	789,632
Quality Systems, Inc. (B)	68,225	812,560

		2,370,796

Hotels, Restaurants & Leisure - 1.0%
Bob Evans Farms, Inc. (B)	20,765	788,032
Brinker International, Inc. (B)	16,500	751,245
Cheesecake Factory, Inc. (B)	16,700	803,938

		2,343,215

Household Durables - 1.1%
Ethan Allen Interiors, Inc. (B)	24,975	825,174
iRobot Corp. (A) (B)	22,785	799,298
La-Z-Boy, Inc.	29,405	818,047

		2,442,519

Independent Power & Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	52,805	791,547

Insurance - 1.7%
Aspen Insurance Holdings, Ltd.	16,850	781,503
Employers Holdings, Inc.	27,030	784,411
Hanover Insurance Group, Inc.	9,610	813,198
Old Republic International Corp.	42,970	828,891
United Fire Group, Inc.	16,438	697,464

		3,905,467

Internet & Catalog Retail - 0.3%
Blue Nile, Inc.	25,805	706,541

Internet Software & Services - 1.7%
Bankrate, Inc., Class A (A)	105,935	792,394
DHI Group, Inc. (A)	99,560	620,259
EarthLink Holdings Corp.	125,635	804,064
MeetMe, Inc. (A)	173,510	924,808
Monster Worldwide, Inc. (A)	258,335	617,421

		3,758,946

IT Services - 2.4%
Convergys Corp. (B)	28,925	723,125

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
CSG Systems International, Inc. (B)	19,593	$ 789,794
Hackett Group, Inc.	49,745	689,963
Leidos Holdings, Inc.	17,385	832,220
ManTech International Corp., Class A	22,230	840,738
Sykes Enterprises, Inc. (A)	25,633	742,332
Teradata Corp. (A) (B)	28,855	723,395

		5,341,567

Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories, Inc., Class A (A)	5,740	820,935
Bruker Corp.	33,775	768,043
Cambrex Corp. (A)	16,645	861,046
Charles River Laboratories International, Inc. (A)	9,155	754,738
ICON PLC (A)	12,225	855,872
Luminex Corp. (A) (B)	41,755	844,704
PAREXEL International Corp. (A)	13,620	856,426

		5,761,764

Machinery - 2.8%
AGCO Corp.	15,155	714,255
Alamo Group, Inc.	12,860	848,374
Altra Industrial Motion Corp.	29,175	787,142
Briggs & Stratton Corp. (B)	39,030	826,655
Joy Global, Inc.	36,210	765,479
Kennametal, Inc.	33,410	738,695
Timken Co.	24,900	763,434
Wabash National Corp. (A) (B)	63,335	804,355

		6,248,389

Metals & Mining - 3.2%
Carpenter Technology Corp.	24,037	791,538
Commercial Metals Co. (B)	49,800	841,620
Haynes International, Inc. (B)	20,895	670,312
Kaiser Aluminum Corp.	8,940	808,265
Materion Corp. (B)	31,980	791,825
Olympic Steel, Inc.	32,900	898,499
Reliance Steel & Aluminum Co.	10,525	809,373
Schnitzer Steel Industries, Inc., Class A	48,000	844,800
Worthington Industries, Inc.	20,700	875,610

		7,331,842

Multi-Utilities - 0.8%
Avista Corp. (B)	19,715	883,232
MDU Resources Group, Inc. (B)	34,730	833,520

		1,716,752

Multiline Retail - 1.0%
Big Lots, Inc. (B)	16,730	838,341
Dillard’s, Inc., Class A (B)	13,725	831,735
Fred’s, Inc., Class A	37,975	611,777

		2,281,853

Oil, Gas & Consumable Fuels - 2.3%
Aegean Marine Petroleum Network, Inc.	119,195	655,572
Alon USA Energy, Inc. (B)	120,495	780,808
CVR Energy, Inc. (B)	40,675	630,463
DHT Holdings, Inc. (B)	148,340	746,150
Renewable Energy Group, Inc. (A) (B)	96,055	848,166
Tsakos Energy Navigation, Ltd.	154,630	725,215
World Fuel Services Corp.	17,450	828,700

		5,215,074

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.9%
Domtar Corp.	22,090	$ 773,371
Mercer International, Inc.	64,395	513,872
P.H. Glatfelter Co.	32,870	642,937

		1,930,180

Personal Products - 0.7%
Medifast, Inc.	25,105	835,243
Nu Skin Enterprises, Inc., Class A	17,335	800,704

		1,635,947

Pharmaceuticals - 0.7%
Impax Laboratories, Inc. (A)	27,175	783,184
SciClone Pharmaceuticals, Inc. (A)	61,370	801,492

		1,584,676

Professional Services - 1.8%
FTI Consulting, Inc. (A)	19,640	798,955
ICF International, Inc. (A)	16,780	686,302
Insperity, Inc.	10,910	842,579
Kelly Services, Inc., Class A	35,010	664,140
Kforce, Inc.	33,705	569,277
Resources Connection, Inc.	38,325	566,444

		4,127,697

Real Estate Investment Trusts - 10.3%
Agree Realty Corp.	18,330	884,239
Anworth Mortgage Asset Corp.	149,445	702,391
ARMOUR Residential REIT, Inc. (B)	38,900	778,000
Ashford Hospitality Trust, Inc.	120,805	648,723
Capstead Mortgage Corp.	83,890	813,733
CBL & Associates Properties, Inc.	75,380	701,788
Chesapeake Lodging Trust	35,130	816,772
Corporate Office Properties Trust	29,465	871,280
DiamondRock Hospitality Co.	82,190	742,176
Dynex Capital, Inc. (B)	85,180	591,149
EPR Properties	10,980	885,866
First Potomac Realty Trust	61,735	567,962
Geo Group, Inc.	24,335	831,770
Getty Realty Corp.	33,220	712,569
Gladstone Commercial Corp. (B)	34,225	578,060
Hersha Hospitality Trust, Class A (B)	44,595	764,804
Invesco Mortgage Capital, Inc.	58,520	801,139
Investors Real Estate Trust	111,365	720,532
LaSalle Hotel Properties	33,860	798,419
Medical Properties Trust, Inc. (B)	54,470	828,489
MFA Financial, Inc.	110,835	805,770
National Health Investors, Inc.	11,565	868,416
Piedmont Office Realty Trust, Inc., Class A	40,440	871,078
Resource Capital Corp. (B)	54,335	698,748
RLJ Lodging Trust (B)	35,300	757,185
Select Income REIT	32,640	848,314
Summit Hotel Properties, Inc.	63,990	847,228
Sunstone Hotel Investors, Inc.	66,250	799,637
Tanger Factory Outlet Centers, Inc.	21,665	870,500
Two Harbors Investment Corp.	96,050	822,188

		23,228,925

Road & Rail - 0.7%
ArcBest Corp.	41,411	672,929
Swift Transportation Co., Class A (A) (B)	51,930	800,241

		1,473,170

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.6%
Alpha & Omega Semiconductor, Ltd. (A)	39,235	$ 546,544
Cirrus Logic, Inc. (A)	20,110	780,067
FormFactor, Inc., Class A (A)	76,450	687,285
Kulicke & Soffa Industries, Inc. (A)	58,695	714,318
MaxLinear, Inc., Class A (A)	42,485	763,880
MKS Instruments, Inc.	19,240	828,474
Silicon Laboratories, Inc. (A)	16,255	792,269
Teradyne, Inc. (B)	40,640	800,202

		5,913,039

Software - 0.7%
Mentor Graphics Corp.	38,055	809,049
Nuance Communications, Inc. (A)	50,780	793,692

		1,602,741

Specialty Retail - 6.9%
Abercrombie & Fitch Co., Class A	42,635	759,329
American Eagle Outfitters, Inc.	53,655	854,724
Caleres, Inc.	34,850	843,719
Chico’s FAS, Inc.	74,300	795,753
Children’s Place, Inc. (B)	10,740	861,133
Citi Trends, Inc.	30,440	472,733
DSW, Inc., Class A (B)	37,945	803,675
Express, Inc. (A)	50,525	733,118
Finish Line, Inc., Class A	49,085	991,026
Genesco, Inc. (A) (B)	12,535	806,126
Guess?, Inc. (B)	53,866	810,683
Hibbett Sports, Inc. (A) (B)	23,210	807,476
Kirkland’s, Inc. (A)	36,030	528,920
Pier 1 Imports, Inc. (B)	141,125	725,383
Rent-A-Center, Inc. (B)	65,785	807,840
Shoe Carnival, Inc.	27,750	695,415
Urban Outfitters, Inc. (A) (B)	30,640	842,600
Vitamin Shoppe, Inc. (A) (B)	26,990	825,084
Williams-Sonoma, Inc., Class A (B)	15,150	789,770
Zumiez, Inc. (A) (B)	55,460	793,633

		15,548,140

Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc. (A)	26,410	790,187

Textiles, Apparel & Luxury Goods - 0.6%
Movado Group, Inc.	33,940	735,819
Perry Ellis International, Inc. (A)	27,895	561,248

		1,297,067

Thrifts & Mortgage Finance - 0.8%
First Defiance Financial Corp., Class A	13,725	533,216
HomeStreet, Inc. (A)	31,100	619,512
Meta Financial Group, Inc.	11,513	586,703

		1,739,431

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	17,730	800,332
DXP Enterprises, Inc. (A) (B)	48,753	727,882
WESCO International, Inc. (A) (B)	14,195	730,901

		2,259,115

Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	23,220	906,973

Total Common Stocks (Cost $217,726,617)		222,621,749

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.3%
Capital Markets - 0.3%
Lazard, Ltd., Class A	22,060	$ 656,947

Total Master Limited Partnership (Cost $782,369)		656,947

SECURITIES LENDING COLLATERAL - 17.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	39,688,822	39,688,822

Total Securities Lending Collateral (Cost $39,688,822)		39,688,822

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $2,625,398 on 07/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $2,678,950.	$ 2,625,396	2,625,396

Total Repurchase Agreement (Cost $2,625,396)		2,625,396

Total Investments (Cost $260,823,204) (D)		265,592,914
Net Other Assets (Liabilities) - (17.6)%		(39,703,180)

Net Assets - 100.0%		$ 225,889,734

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$222,621,749	$—	$—	$222,621,749
Master Limited Partnership	656,947	—	—	656,947
Securities Lending Collateral	39,688,822	—	—	39,688,822
Repurchase Agreement	—	2,625,396	—	2,625,396

Total Investments	$262,967,518	$2,625,396	$—	$265,592,914

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $38,705,043. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $260,823,204. Aggregate gross unrealized appreciation and depreciation for all securities is $18,972,784 and $14,203,074, respectively. Net unrealized appreciation for tax purposes is $4,769,710.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Auto Components - 5.0%
Dorman Products, Inc. (A) (B)	18,010	$ 1,030,172
Drew Industries, Inc.	15,310	1,298,900
Motorcar Parts of America, Inc. (A) (B)	35,550	966,249

		3,295,321

Banks - 10.4%
BancorpSouth, Inc. (A)	27,440	622,614
LegacyTexas Financial Group, Inc.	24,385	656,201
Pinnacle Financial Partners, Inc. (A)	33,560	1,639,406
PrivateBancorp, Inc., Class A (A)	45,540	2,005,126
South State Corp.	20,443	1,391,146
Texas Capital Bancshares, Inc. (B)	12,395	579,590

		6,894,083

Biotechnology - 2.2%
Eagle Pharmaceuticals, Inc. (A) (B)	15,880	615,985
Repligen Corp. (A) (B)	31,290	856,095

		1,472,080

Building Products - 2.9%
Advanced Drainage Systems, Inc. (A)	30,910	846,007
Trex Co., Inc. (A) (B)	23,460	1,053,823

		1,899,830

Commercial Services & Supplies - 1.5%
Knoll, Inc.	40,290	978,241

Diversified Financial Services - 1.5%
MarketAxess Holdings, Inc.	6,880	1,000,352

Diversified Telecommunication Services - 1.9%
Cogent Communications Holdings, Inc. (A)	31,720	1,270,703

Food Products - 7.5%
B&G Foods, Inc. (A)	27,090	1,305,738
Calavo Growers, Inc. (A)	21,810	1,461,270
J&J Snack Foods Corp. (A)	9,391	1,120,065
TreeHouse Foods, Inc. (A) (B)	10,710	1,099,381

		4,986,454

Health Care Equipment & Supplies - 4.6%
Cantel Medical Corp.	17,420	1,197,277
Neogen Corp. (B)	22,180	1,247,625
Vascular Solutions, Inc. (B)	14,269	594,446

		3,039,348

Health Care Providers & Services - 2.8%
Aceto Corp. (A)	45,289	991,376
Providence Service Corp. (A) (B)	19,281	865,332

		1,856,708

Health Care Technology - 2.1%
Medidata Solutions, Inc. (A) (B)	29,599	1,387,305

Hotels, Restaurants & Leisure - 3.8%
Popeyes Louisiana Kitchen, Inc. (A) (B)	21,648	1,182,847
Sonic Corp. (A)	50,342	1,361,751

		2,544,598

Internet Software & Services - 3.4%
LogMeIn, Inc. (A) (B)	18,680	1,184,872
SPS Commerce, Inc. (A) (B)	18,170	1,101,102

		2,285,974

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.0%
Luxoft Holding, Inc., Class A (A) (B)	10,428	$ 542,465
MAXIMUS, Inc., Class A (A)	38,800	2,148,356

		2,690,821

Life Sciences Tools & Services - 6.7%
Cambrex Corp. (A) (B)	37,079	1,918,096
ICON PLC (A) (B)	14,590	1,021,446
PRA Health Sciences, Inc. (B)	35,530	1,483,733

		4,423,275

Oil, Gas & Consumable Fuels - 4.3%
Callon Petroleum Co. (A) (B)	58,309	654,810
Matador Resources Co. (A) (B)	31,040	614,592
Memorial Resource Development Corp. (B)	41,240	654,891
Oasis Petroleum, Inc. (A) (B)	32,710	305,511
PDC Energy, Inc. (A) (B)	10,850	625,069

		2,854,873

Personal Products - 1.2%
Inter Parfums, Inc. (A)	27,150	775,676

Pharmaceuticals - 6.0%
Prestige Brands Holdings, Inc. (A) (B)	36,605	2,027,917
Supernus Pharmaceuticals, Inc. (A) (B)	95,983	1,955,174

		3,983,091

Professional Services - 4.7%
CEB, Inc.	15,604	962,455
WageWorks, Inc. (A) (B)	35,720	2,136,413

		3,098,868

Road & Rail - 2.4%
Knight Transportation, Inc. (A)	38,909	1,034,201
Saia, Inc. (A) (B)	22,710	570,930

		1,605,131

Semiconductors & Semiconductor Equipment - 2.5%
CEVA, Inc. (A) (B)	22,871	621,405
Silicon Laboratories, Inc. (A) (B)	20,960	1,021,590

		1,642,995

Software - 8.9%
BroadSoft, Inc. (A) (B)	19,891	816,128
Callidus Software, Inc. (A) (B)	59,000	1,178,820
Ellie Mae, Inc. (A) (B)	22,250	2,039,212
Pegasystems, Inc. (A)	35,250	949,987
Qualys, Inc. (A) (B)	31,760	946,766

		5,930,913

Specialty Retail - 2.1%
Monro Muffler Brake, Inc. (A)	21,574	1,371,243

Textiles, Apparel & Luxury Goods - 5.1%
G-III Apparel Group, Ltd. (A) (B)	38,330	1,752,448
Steven Madden, Ltd., Class B (A) (B)	47,740	1,631,753

		3,384,201

Total Common Stocks (Cost $57,910,910)		64,672,084

SECURITIES LENDING COLLATERAL - 28.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (C)	19,055,166	19,055,166

Total Securities Lending Collateral (Cost $19,055,166)		19,055,166

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.6%

State Street Bank & Trust Co. 0.03% (C), dated 06/30/2016, to be repurchased at $1,073,113 on 07/01/2016. Collateralized by a U.S. Government Obligation, 3.38%, due 11/15/2019, and with a value of $1,095,765.

	$ 1,073,112	$ 1,073,112

Total Repurchase Agreement (Cost $1,073,112)		1,073,112

Total Investments (Cost $78,039,188) (D)		84,800,362
Net Other Assets (Liabilities) - (27.8)%		(18,462,427)

Net Assets - 100.0%		$ 66,337,935

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$64,672,084	$—	$—	$64,672,084
Securities Lending Collateral	19,055,166	—	—	19,055,166
Repurchase Agreement	—	1,073,112	—	1,073,112

Total Investments	$83,727,250	$1,073,112	$—	$84,800,362

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,624,241. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $78,039,188. Aggregate gross unrealized appreciation and depreciation for all securities is $8,176,655 and $1,415,481, respectively. Net unrealized appreciation for tax purposes is $6,761,174.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Argentina - 0.7%
Arcos Dorados Holdings, Inc., Class A (A)	487,900	$ 2,327,283

Australia - 2.7%
Asciano, Ltd.	108,313	718,634
BHP Billiton PLC, ADR	84,700	2,149,686
Challenger, Ltd.	615,639	4,022,111
Sonic Healthcare, Ltd.	164,400	2,666,094

		9,556,525

Brazil - 1.5%
Localiza Rent a Car SA (B)	179,300	1,925,676
Marfrig Global Foods SA (A) (B)	2,060,000	3,604,022

		5,529,698

Canada - 5.3%
Canadian Imperial Bank of Commerce, Class B	17,700	1,329,469
Canadian National Railway Co.	73,300	4,328,385
Fairfax Financial Holdings, Ltd.	7,600	4,093,276
Hudson’s Bay Co. (C)	290,300	3,503,059
Newalta Corp.	178,300	296,718
Suncor Energy, Inc.	201,300	5,584,266

		19,135,173

Chile - 0.7%
Banco Santander Chile, ADR	137,000	2,653,690

China - 3.0%
Fosun International, Ltd.	3,028,536	3,930,597
Minth Group, Ltd.	600,000	1,941,197
PICC Property & Casualty Co., Ltd., Class H	900,000	1,421,321
Shenzhen Expressway Co., Ltd., Class H	2,226,000	2,036,921
Sinotrans, Ltd., Class H	3,050,000	1,361,711

		10,691,747

Czech Republic - 0.5%
Komercni Banka AS	45,000	1,687,233

Denmark - 0.3%
TDC A/S, Class B	188,800	925,209

France - 7.2%
Arkema SA	46,495	3,554,667
Bollore SA (C)	826,900	2,783,772
Engie SA	305,800	4,910,126
Rexel SA	190,024	2,389,056
Sanofi	63,201	5,250,908
Veolia Environnement SA	200,070	4,320,431
Vivendi SA	151,200	2,828,757

		26,037,717

Germany - 6.2%
Allianz SE, Class A	19,302	2,753,573
Bayer AG	8,231	826,679
Deutsche Boerse AG	27,700	2,275,685
Merck KGaA	36,000	3,659,145
METRO AG	100,524	3,091,724
SAP SE	50,900	3,822,851
Siemens AG, Class A	41,787	4,288,230
TUI AG	137,400	1,560,734

		22,278,621

Greece - 0.5%
OPAP SA	263,500	1,836,468

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 5.5%
Cheung Kong Property Holdings, Ltd.	437,000	$ 2,759,071
China Mobile, Ltd.	340,000	3,932,863
China Resources Beer Holdings Co., Ltd.	1,260,000	2,747,517
CK Hutchison Holdings, Ltd.	308,000	3,388,141
First Pacific Co., Ltd.	2,650,000	1,913,613
Guangdong Investment, Ltd.	2,322,000	3,562,775
Noble Group, Ltd. (A) (C)	6,990,500	1,058,564
Shun Tak Holdings, Ltd.	1,526,000	482,748

		19,845,292

India - 1.3%
Cairn India, Ltd.	1,617,457	3,389,542
Hindustan Zinc, Ltd.	500,000	1,344,532

		4,734,074

Indonesia - 0.4%
AKR Corporindo Tbk PT	3,250,000	1,578,141

Ireland - 2.4%
DCC PLC	21,000	1,847,991
Ryanair Holdings PLC, ADR	34,860	2,424,165
Smurfit Kappa Group PLC, Class B	195,215	4,298,313

		8,570,469

Israel - 1.3%
Teva Pharmaceutical Industries, Ltd., ADR (C)	91,700	4,606,091

Italy - 3.3%
Azimut Holding SpA	58,700	957,740
Eni SpA, Class B	324,215	5,222,186
Mediobanca SpA	428,500	2,468,929
Prysmian SpA	147,638	3,240,528

		11,889,383

Japan - 20.1%
Aisin Seiki Co., Ltd.	92,700	3,775,974
Astellas Pharma, Inc.	203,100	3,185,083
Bridgestone Corp.	61,500	1,976,421
Daiwa Securities Group, Inc.	620,000	3,266,389
Electric Power Development Co., Ltd.	62,200	1,449,153
FANUC Corp.	22,500	3,660,148
FUJIFILM Holdings Corp.	124,200	4,819,012
Hitachi, Ltd.	833,800	3,493,501
Japan Airlines Co., Ltd.	99,500	3,201,173
Komatsu, Ltd.	128,900	2,239,208
Kuraray Co., Ltd. (C)	334,700	3,993,464
Mitsubishi Heavy Industries, Ltd.	615,000	2,473,051
MS&AD Insurance Group Holdings, Inc.	168,700	4,371,036
NEC Corp.	1,533,000	3,571,681
Nippon Telegraph & Telephone Corp.	108,400	5,083,405
ORIX Corp.	374,200	4,842,323
Resona Holdings, Inc.	928,400	3,393,221
SoftBank Group Corp.	81,900	4,631,611
Sony Corp.	189,900	5,594,829
Sumitomo Mitsui Financial Group, Inc.	109,500	3,161,817

		72,182,500

Macau - 0.5%
MGM China Holdings, Ltd. (C)	1,359,572	1,771,670

Mexico - 2.0%
Alpek SAB de CV, Class A	1,133,400	1,859,186

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Credito Real SAB de CV SOFOM ENR	808,773	$ 1,548,310
Fomento Economico Mexicano SAB de CV, ADR	20,000	1,849,800
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	51,320	305,828
Grupo Televisa SAB, ADR	68,000	1,770,720

		7,333,844

Netherlands - 3.7%
Boskalis Westminster	63,294	2,159,757
Delta Lloyd NV	296,668	1,042,398
Heineken Holding NV, Class A	40,044	3,244,430
Koninklijke Philips NV	175,571	4,360,529
Steinhoff International Holdings NV	452,600	2,605,892

		13,413,006

Nigeria - 0.4%
Guaranty Trust Bank PLC	16,340,000	1,351,753

Panama - 0.1%
Copa Holdings SA, Class A (C)	8,900	465,114

Republic of Korea - 1.4%
Korean Reinsurance Co.	134,102	1,426,681
SK Telecom Co., Ltd.	18,600	3,494,322

		4,921,003

Russian Federation - 0.9%
Lukoil PJSC, ADR	74,980	3,128,915

Singapore - 1.0%
DBS Group Holdings, Ltd.	317,000	3,737,720

Spain - 1.1%
Aena SA (D)	28,700	3,804,197

Sweden - 3.2%
Investor AB, Class B	164,281	5,519,149
Svenska Cellulosa AB SCA, Class B	75,297	2,419,342
Telefonaktiebolaget LM Ericsson, Class B	458,800	3,524,755

		11,463,246

Switzerland - 4.3%
GAM Holding AG (A)	231,177	2,467,897
Nestle SA	60,764	4,707,892
Novartis AG	55,815	4,606,886
UBS Group AG	291,474	3,782,046

		15,564,721

Taiwan - 2.3%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	176,100	3,189,171
Mega Financial Holding Co., Ltd.	3,200,000	2,420,388
Realtek Semiconductor Corp.	700,000	2,183,212
Yuanta Financial Holding Co., Ltd.	1,865,510	605,762

		8,398,533

Thailand - 0.7%
Thai Union Group PCL, F Shares	4,285,000	2,682,698

Turkey - 0.8%
Tofas Turk Otomobil Fabrikasi AS	331,535	2,726,010

United Kingdom - 9.4%
Aviva PLC	626,375	3,301,801
Barclays PLC	879,600	1,635,955
GKN PLC	971,300	3,511,688
HSBC Holdings PLC (C)	597,200	3,661,305

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC	62,694	$ 3,400,065
Inchcape PLC	272,188	2,288,645
Johnson Matthey PLC	73,224	2,746,428
Kingfisher PLC	781,120	3,354,975
National Grid PLC, Class B	211,784	3,114,352
Sky PLC	324,060	3,682,435
Unilever PLC	68,758	3,294,549

		33,992,198

United States - 1.1%
Flextronics International, Ltd. (A)	348,100	4,107,580

Total Common Stocks (Cost $388,262,037)		344,927,522

PREFERRED STOCKS - 2.9%
Brazil - 0.4%
Itausa - Investimentos Itau SA 4.43% (B) (E)	615,722	1,454,824

Germany - 0.5%
Porsche Automobil Holding SE 2.36% (E)	38,900	1,798,029

Republic of Korea - 2.0%
Hyundai Motor Co. 3.31% (E)	34,900	2,875,553
Samsung Electronics Co., Ltd. 1.76% (E)	4,186	4,318,223

		7,193,776

Total Preferred Stocks (Cost $13,058,585)		10,446,629

RIGHT - 0.1%
Hong Kong - 0.1%
Noble Group, Ltd. (A)	6,990,500	487,747

Total Right (Cost $1,328,513)		487,747

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.51% (E)	14,566,658	14,566,658

Total Securities Lending Collateral (Cost $14,566,658)		14,566,658

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (E), dated 06/30/2016, to be repurchased at $3,020,238 on 07/01/2016. Collateralized by a U.S. Government Obligation, 8.50%, due 2/15/2020, and with a value of $3,081,738.	$ 3,020,235	3,020,235

Total Repurchase Agreement (Cost $3,020,235)		3,020,235

Total Investments (Cost $420,236,028) (F)		373,448,791
Net Other Assets (Liabilities) - (3.7)%		(13,395,143)

Net Assets - 100.0%		$ 360,053,648

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	7.1%	$26,487,375
Pharmaceuticals	5.9	22,134,792
Diversified Financial Services	5.0	18,572,881
Insurance	4.9	18,410,086
Industrial Conglomerates	4.9	18,298,236
Oil, Gas & Consumable Fuels	4.6	17,324,909
Capital Markets	3.6	13,548,763
Technology Hardware, Storage & Peripherals	3.4	12,708,916
Multi-Utilities	3.3	12,344,909
Chemicals	3.3	12,153,745
Wireless Telecommunication Services	3.2	12,058,796
Auto Components	3.0	11,205,280
Food Products	3.0	10,994,612
Machinery	2.2	8,372,407
Media	2.2	8,281,912
Household Durables	2.2	8,200,721
Beverages	2.1	7,841,747
Electronic Equipment, Instruments & Components	2.0	7,601,081
Hotels, Restaurants & Leisure	2.0	7,496,155
Automobiles	2.0	7,399,592
Road & Rail	1.9	6,972,695
Transportation Infrastructure	1.7	6,146,946
Airlines	1.6	6,090,452
Diversified Telecommunication Services	1.6	6,008,614
Trading Companies & Distributors	1.5	5,513,508
Semiconductors & Semiconductor Equipment	1.4	5,372,383
Containers & Packaging	1.2	4,298,313
Air Freight & Logistics	1.1	4,145,483
Software	1.0	3,822,851
Water Utilities	1.0	3,562,775
Communications Equipment	1.0	3,524,755
Multiline Retail	0.9	3,503,059
Metals & Mining	0.9	3,494,218
Tobacco	0.9	3,400,065
Specialty Retail	0.9	3,354,975
Personal Products	0.9	3,294,549
Electrical Equipment	0.9	3,240,528
Food & Staples Retailing	0.8	3,091,724
Real Estate Management & Development	0.7	2,759,071
Health Care Providers & Services	0.7	2,666,094
Household Products	0.7	2,419,342
Distributors	0.6	2,288,645
Construction & Engineering	0.6	2,159,757
Consumer Finance	0.4	1,548,310
Independent Power & Renewable Electricity Producers	0.4	1,449,153
Energy Equipment & Services	0.1	296,718

Investments, at Value	95.3	355,861,898
Short-Term Investments	4.7	17,586,893

Total Investments	100.0%	$373,448,791

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$57,050,410	$287,877,112	$—	$344,927,522
Preferred Stocks	1,454,824	8,991,805	—	10,446,629
Right	—	487,747	—	487,747
Securities Lending Collateral	14,566,658	—	—	14,566,658
Repurchase Agreement	—	3,020,235	—	3,020,235

Total Investments	$73,071,892	$300,376,899	$—	$373,448,791

Transfers (G)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (B)	$—	$5,529,698	$—	$—
Preferred Stocks (B)	—	1,454,824	—	—

Total	$—	$6,984,522	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2015.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,564,877. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of the 144A security is $3,804,197, representing 1.1% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at June 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $420,236,028. Aggregate gross unrealized appreciation and depreciation for all securities is $29,283,853 and $76,071,090, respectively. Net unrealized depreciation for tax purposes is $46,787,237.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2016

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Assets:
Investments, at value (A) (B)	$520,058,301	$339,108,963	$293,365,581	$1,497,616,074	$759,928,753
Repurchase agreements, at value (C)	374,885,031	4,492,352	—	23,956,669	22,677,282
Cash	—	286,534	—	—	75,220
Cash on deposit with broker	—	—	321,220	—	—
Foreign currency, at value (D)	—	—	730,800	—	—
Receivables:
Investments sold	—	3,969	1,138,543	1,890,756	2,652,248
Interest	109,018	1,395,127	957,796	8,016,744	13,333,482
Net income from securities lending	—	1,387	2,043	18,088	—
Variation margin receivable	—	—	14,473	—	—
Prepaid expenses	3,300	1,215	946	4,369	2,426
OTC swap agreements, at value	—	—	108,360	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	953,141	—	—
Total assets	895,055,650	345,289,547	297,592,903	1,531,502,700	798,669,411

Liabilities:
Due to custodian	—	—	—	12,860,424	—
Cash deposit due to broker	—	—	580,000	—	—
Payables and other liabilities:
Investments purchased	—	4,032,740	1,232,930	6,233,310	2,145,964
When-issued, delayed-delivery, and forward commitment securities purchased	—	—	—	169,737,326	3,568,938
Investment advisory fees	179,432	95,488	71,136	360,509	356,014
Trustees, CCO and deferred compensation fees	1,944	724	527	2,483	1,268
Audit and tax fees	11,943	9,953	13,405	13,813	12,115
Custody and accounting fees	13,973	13,274	37,230	41,823	29,993
Legal fees	12,037	5,723	4,450	21,057	13,869
Printing and shareholder reports fees	4,991	2,167	1,710	8,169	5,278
Other	4,905	2,214	1,701	8,102	5,134
Variation margin payable	—	—	—	353,000	—
Collateral for securities on loan	—	8,377,052	27,618,546	86,070,228	—
Written options and swaptions, at value (E)	—	—	708,372	—	—
OTC swap agreements, at value	—	—	62,139	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,027,051	—	—
Total liabilities	229,225	12,539,335	31,359,197	275,710,244	6,138,573
Net assets	$894,826,425	$332,750,212	$266,233,706	$1,255,792,456	$792,530,838

(A) Investments, at cost	$520,058,301	$340,879,709	$286,321,293	$1,470,226,142	$809,492,715
(B) Securities on loan, at value	$—	$8,201,181	$27,063,104	$84,321,136	$—
(C) Repurchase agreements, at cost	$374,885,031	$4,492,352	$—	$23,956,669	$22,677,282
(D) Foreign currency, at cost	$—	$—	$723,647	$—	$—
(E) Premium received on written options and swaptions	$—	$—	$(1,041,800)	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Assets:
Investments, at value (A) (B)	$165,313,311	$828,841,994	$302,867,505	$892,808,956	$913,011,301
Repurchase agreements, at value (C)	2,241,242	5,419,504	1,979,447	10,038,855	30,157,614
Cash	—	—	—	—	201
Receivables:
Investments sold	422,038	6,564,553	3,765,550	11,551,119	3,744,816
Interest	382,359	5	2	9	25
Dividends	98,062	667,135	388,692	460,524	1,508,934
Tax reclaims	—	—	739	168,998	—
Net income from securities lending	2,413	21,870	6,964	24,902	42,692
Variation margin receivable	11,768	—	—	—	—
Prepaid expenses	500	2,341	979	2,768	2,727
Total assets	168,471,693	841,517,402	309,009,878	915,056,131	948,468,310

Liabilities:
Due to custodian	674,396	—	—	—	—
Payables and other liabilities:
Investments purchased	217,893	2,187,494	1,820,133	7,341,672	2,274,932
When-issued, delayed-delivery, and forward commitment securities purchased	8,346,783	—	—	—	—
Investment advisory fees	56,688	278,749	137,532	437,444	459,543
Trustees, CCO and deferred compensation fees	291	1,758	774	2,186	1,416
Audit and tax fees	9,558	12,490	12,968	13,043	12,068
Custody and accounting fees	30,313	21,367	8,128	24,186	18,303
Legal fees	2,438	14,491	5,390	14,672	13,839
Printing and shareholder reports fees	876	5,584	2,107	5,655	5,694
Other	1,752	5,715	4,187	5,826	5,900
Collateral for securities on loan	9,742,705	87,778,706	29,150,005	55,265,579	101,585,922
Total liabilities	19,083,693	90,306,354	31,141,224	63,110,263	104,377,617
Net assets	$149,388,000	$751,211,048	$277,868,654	$851,945,868	$844,090,693

(A) Investments, at cost	$153,522,333	$817,076,847	$289,845,541	$728,865,598	$807,537,021
(B) Securities on loan, at value	$9,524,432	$85,675,670	$28,489,039	$54,076,009	$99,214,860
(C) Repurchase agreements, at cost	$2,241,242	$5,419,504	$1,979,447	$10,038,855	$30,157,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2016

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Assets:
Investments, at value (A) (B)	$102,958,968	$79,149,253	$262,967,518	$83,727,250	$370,428,556
Repurchase agreements, at value (C)	—	414,591	2,625,396	1,073,112	3,020,235
Foreign currency, at value (D)	—	—	—	—	361,851
Receivables:
Investments sold	2,228,701	1,229,125	1,509,998	879,962	533,551
Interest	—	—	2	1	2
Dividends	41,882	107,944	427,589	23,171	640,469
Tax reclaims	—	—	—	—	841,355
Net income from securities lending	3,633	6,589	10,233	4,810	15,209
Prepaid expenses	286	200	652	205	1,146
Total assets	105,233,470	80,907,702	267,541,388	85,708,511	375,842,374

Liabilities:
Due to custodian	1,036,516	—	—	—	—
Payables and other liabilities:
Investments purchased	—	297,934	1,780,433	253,303	910,985
Investment advisory fees	57,633	42,097	149,501	44,885	222,294
Trustees, CCO and deferred compensation fees	208	121	422	130	852
Audit and tax fees	11,936	11,928	12,012	11,926	20,048
Custody and accounting fees	2,992	8,830	11,268	3,119	53,028
Legal fees	2,106	851	4,742	1,087	7,780
Printing and shareholder reports fees	782	454	1,846	395	3,127
Other	1,116	1,023	2,608	565	3,954
Collateral for securities on loan	6,606,709	15,660,316	39,688,822	19,055,166	14,566,658
Total liabilities	7,719,998	16,023,554	41,651,654	19,370,576	15,788,726
Net assets	$97,513,472	$64,884,148	$225,889,734	$66,337,935	$360,053,648

(A) Investments, at cost	$99,494,211	$76,244,257	$258,197,808	$76,966,076	$417,215,793
(B) Securities on loan, at value	$6,458,330	$15,284,664	$38,705,043	$18,624,241	$13,564,877
(C) Repurchase agreements, at cost	$—	$414,591	$2,625,396	$1,073,112	$3,020,235
(D) Foreign currency, at cost	$—	$—	$—	$—	$396,021

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS

For the period ended June 30, 2016

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Investment Income:
Dividend income	$—	$—	$—	$75,042	$237,401
Interest income	2,025,572	3,356,487	1,744,788	18,192,482	25,740,751
Net income (loss) from securities lending	—	13,222	10,644	67,739	—
Withholding taxes on foreign income	—	(5)	—	—	—
Total investment income	2,025,572	3,369,704	1,755,432	18,335,263	25,978,152

Expenses:
Investment advisory fees	1,086,089	593,157	464,092	2,194,810	2,075,031
Trustees, CCO and deferred compensation fees	7,274	2,977	2,358	11,096	6,725
Audit and tax fees	9,797	11,736	11,137	16,566	13,787
Custody and accounting fees	69,860	22,649	89,843	66,522	42,431
Legal fees	15,123	6,545	5,052	23,953	14,926
Printing and shareholder reports fees	1,327	573	450	2,138	1,377
Other	6,141	2,640	2,243	10,045	5,930
Total expenses before waiver and/or reimbursement	1,195,611	640,277	575,175	2,325,130	2,160,207
Expenses waived and/or reimbursed	—	—	(44,550)	—	—
Net expenses	1,195,611	640,277	530,625	2,325,130	2,160,207
Net investment income (loss)	829,961	2,729,427	1,224,807	16,010,133	23,817,945

Net realized gain (loss) on:
Investments	24,824	(522,620)	(303,650)	7,107,857	(9,996,772)
Written options and swaptions	—	—	664,344	—	—
Swap agreements	—	—	(829,960)	—	—
Futures contracts	—	—	(393,516)	—	—
Foreign currency transactions	—	—	(292,546)	—	—
Net realized gain (loss)	24,824	(522,620)	(1,155,328)	7,107,857	(9,996,772)

Net change in unrealized appreciation (depreciation) on:
Investments	—	2,768,072	14,624,024	41,265,254	39,738,615
Written options and swaptions	—	—	(170,951)	—	—
Swap agreements	—	—	(44,196)	—	—
Futures contracts	—	—	(446,560)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	276,846	—	—
Net change in unrealized appreciation (depreciation)	—	2,768,072	14,239,163	41,265,254	39,738,615
Net realized and change in unrealized gain (loss)	24,824	2,245,452	13,083,835	48,373,111	29,741,843
Net increase (decrease) in net assets resulting from operations	$854,785	$4,974,879	$14,308,642	$64,383,244	$53,559,788

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Investment Income:
Dividend income	$881,652	$10,469,661	$4,100,827	$4,257,104	$8,300,367
Interest income	791,929	1,031	396	843	5,657
Net income (loss) from securities lending	10,756	345,655	37,039	225,472	284,564
Withholding taxes on foreign income	(7,436)	—	(386)	(42,369)	(69,963)
Total investment income	1,676,901	10,816,347	4,137,876	4,441,050	8,520,625

Expenses:
Investment advisory fees	329,602	1,696,153	873,278	2,635,251	2,721,577
Trustees, CCO and deferred compensation fees	1,302	6,973	2,732	7,555	7,308
Audit and tax fees	12,338	10,328	10,797	10,908	9,875
Custody and accounting fees	34,526	40,103	19,184	53,333	43,708
Legal fees	2,814	15,720	6,042	16,808	16,781
Printing and shareholder reports fees	237	1,441	542	1,478	1,467
Other	1,121	6,261	2,421	6,749	6,115
Total expenses before waiver and/or reimbursement	381,940	1,776,979	914,996	2,732,082	2,806,831
Expenses waived and/or reimbursed	(15,715)	—	—	—	—
Net expenses	366,225	1,776,979	914,996	2,732,082	2,806,831
Net investment income (loss)	1,310,676	9,039,368	3,222,880	1,708,968	5,713,794

Net realized gain (loss) on:
Investments	1,332,012	(10,325,220)	500,174	20,653,597	21,457,406
Futures contracts	(6,771)	—	—	—	—
Foreign currency transactions	1	—	—	26	(101)
Net realized gain (loss)	1,325,242	(10,325,220)	500,174	20,653,623	21,457,305

Net change in unrealized appreciation (depreciation) on:
Investments	2,409,459	(34,319,166)	(11,543,732)	(49,455,941)	32,294,681
Futures contracts	4,280	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(5)	—	49	4,020	—
Net change in unrealized appreciation (depreciation)	2,413,734	(34,319,166)	(11,543,683)	(49,451,921)	32,294,681
Net realized and change in unrealized gain (loss)	3,738,976	(44,644,386)	(11,043,509)	(28,798,298)	53,751,986
Net increase (decrease) in net assets resulting from operations	$5,049,652	$(35,605,018)	$(7,820,629)	$(27,089,330)	$59,465,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2016

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Investment Income:
Dividend income	$359,368	$598,475	$2,332,325	$150,925	$8,365,544
Interest income	43	194	382	281	6,636
Net income (loss) from securities lending	17,792	35,640	48,644	27,409	223,700
Withholding taxes on foreign income	(3,409)	(432)	(237)	—	(877,058)
Total investment income	373,794	633,877	2,381,114	178,615	7,718,822

Expenses:
Investment advisory fees	351,326	261,436	887,341	262,219	1,378,367
Trustees, CCO and deferred compensation fees	905	582	2,044	557	3,480
Audit and tax fees	9,754	9,748	9,823	9,748	12,970
Custody and accounting fees	9,531	12,957	23,302	10,073	133,963
Legal fees	2,167	1,523	4,809	1,236	8,069
Printing and shareholder reports fees	196	119	469	105	792
Other	855	529	1,891	496	9,723
Total expenses before waiver and/or reimbursement	374,734	286,894	929,679	284,434	1,547,364
Expenses waived and/or reimbursed	(8,771)	(15,894)	—	(3,485)	—
Net expenses	365,963	271,000	929,679	280,949	1,547,364
Net investment income (loss)	7,831	362,877	1,451,435	(102,334)	6,171,458

Net realized gain (loss) on:
Investments	(4,043,634)	(1,427,693)	(8,255,528)	5,370,686	(8,818,063)
Foreign currency transactions	—	—	—	—	(7,755)
Net realized gain (loss)	(4,043,634)	(1,427,693)	(8,255,528)	5,370,686	(8,825,818)

Net change in unrealized appreciation (depreciation) on:
Investments	3,094,873	1,635,901	16,124,104	(1,746,689)	(11,531,253)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	(32,601)
Net change in unrealized appreciation (depreciation)	3,094,873	1,635,901	16,124,104	(1,746,689)	(11,563,854)
Net realized and change in unrealized gain (loss)	(948,761)	208,208	7,868,576	3,623,997	(20,389,672)
Net increase (decrease) in net assets resulting from operations	$(940,930)	$571,085	$9,320,011	$3,521,663	$(14,218,214)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$829,961	$122,920	$2,729,427	$4,722,092	$1,224,807	$590,888
Net realized gain (loss)	24,824	3,909	(522,620)	(836,409)	(1,155,328)	(836,980)
Net change in unrealized appreciation (depreciation)	—	—	2,768,072	(1,252,420)	14,239,163	(5,260,333)
Net increase (decrease) in net assets resulting from operations	854,785	126,829	4,974,879	2,633,263	14,308,642	(5,506,425)

From transactions in investors’ beneficial interests:
Contributions	271,059,563	681,666,419	64,247,229	178,165,153	9,559,722	41,488,372
Withdrawals	(250,144,659)	(671,104,556)	(86,981,566)	(201,443,124)	(25,740,072)	(50,802,329)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	20,914,904	10,561,863	(22,734,337)	(23,277,971)	(16,180,350)	(9,313,957)
Net increase (decrease) in net assets	21,769,689	10,688,692	(17,759,458)	(20,644,708)	(1,871,708)	(14,820,382)

Net assets:
Beginning of period/year	873,056,736	862,368,044	350,509,670	371,154,378	268,105,414	282,925,796
End of period/year	$894,826,425	$873,056,736	$332,750,212	$350,509,670	$266,233,706	$268,105,414

	Core Bond		High Yield Bond		Balanced
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$16,010,133	$30,744,309	$23,817,945	$48,392,946	$1,310,676	$2,541,177
Net realized gain (loss)	7,107,857	2,912,066	(9,996,772)	(13,293,618)	1,325,242	7,637,138
Net change in unrealized appreciation (depreciation)	41,265,254	(26,836,815)	39,738,615	(67,991,992)	2,413,734	(9,520,478)
Net increase (decrease) in net assets resulting from operations	64,383,244	6,819,560	53,559,788	(32,892,664)	5,049,652	657,837

From transactions in investors’ beneficial interests:
Contributions	80,201,771	206,524,514	36,955,158	88,025,013	5,263,482	31,301,309
Withdrawals	(171,740,728)	(284,871,593)	(46,970,987)	(182,920,525)	(12,517,637)	(27,931,083)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(91,538,957)	(78,347,079)	(10,015,829)	(94,895,512)	(7,254,155)	3,370,226
Net increase (decrease) in net assets	(27,155,713)	(71,527,519)	43,543,959	(127,788,176)	(2,204,503)	4,028,063

Net assets:
Beginning of period/year	1,282,948,169	1,354,475,688	748,986,879	876,775,055	151,592,503	147,564,440
End of period/year	$1,255,792,456	$1,282,948,169	$792,530,838	$748,986,879	$149,388,000	$151,592,503

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Value		Large Core		Large Growth
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$9,039,368	$13,256,969	$3,222,880	$4,376,578	$1,708,968	$3,158,645
Net realized gain (loss)	(10,325,220)	88,003,967	500,174	37,746,692	20,653,623	57,294,575
Net change in unrealized appreciation (depreciation)	(34,319,166)	(103,060,022)	(11,543,683)	(44,445,300)	(49,451,921)	22,395,409
Net increase (decrease) in net assets resulting from operations	(35,605,018)	(1,799,086)	(7,820,629)	(2,322,030)	(27,089,330)	82,848,629

From transactions in investors’ beneficial interests:
Contributions	22,808,991	75,369,693	9,623,752	30,264,680	21,398,968	75,723,926
Withdrawals	(62,415,007)	(167,401,036)	(47,303,677)	(51,955,709)	(67,821,375)	(159,696,818)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(39,606,016)	(92,031,343)	(37,679,925)	(21,691,029)	(46,422,407)	(83,972,892)
Net increase (decrease) in net assets	(75,211,034)	(93,830,429)	(45,500,554)	(24,013,059)	(73,511,737)	(1,124,263)

Net assets:
Beginning of period/year	826,422,082	920,252,511	323,369,208	347,382,267	925,457,605	926,581,868
End of period/year	$751,211,048	$826,422,082	$277,868,654	$323,369,208	$851,945,868	$925,457,605

	Mid Value		Mid Growth		Small Value
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$5,713,794	$11,079,019	$7,831	$(147,804)	$362,877	$738,234
Net realized gain (loss)	21,457,305	60,079,786	(4,043,634)	18,401,108	(1,427,693)	16,642,277
Net change in unrealized appreciation (depreciation)	32,294,681	(73,933,778)	3,094,873	(18,808,529)	1,635,901	(21,880,090)
Net increase (decrease) in net assets resulting from operations	59,465,780	(2,774,973)	(940,930)	(555,225)	571,085	(4,499,579)
From transactions in investors’ beneficial interests:
Contributions	68,314,848	78,244,993	3,445,872	16,866,894	2,154,286	7,541,849
Withdrawals	(85,543,627)	(142,550,405)	(12,736,137)	(34,696,316)	(5,662,661)	(11,813,901)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(17,228,779)	(64,305,412)	(9,290,265)	(17,829,422)	(3,508,375)	(4,272,052)
Net increase (decrease) in net assets	42,237,001	(67,080,385)	(10,231,195)	(18,384,647)	(2,937,290)	(8,771,631)

Net assets:
Beginning of period/year	801,853,692	868,934,077	107,744,667	126,129,314	67,821,438	76,593,069
End of period/year	$844,090,693	$801,853,692	$97,513,472	$107,744,667	$64,884,148	$67,821,438

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Small Core		Small Growth		International Equity
	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015	June 30, 2016 (unaudited)	December 31, 2015
From operations:
Net investment income (loss)	$1,451,435	$2,973,127	$(102,334)	$10,467	$6,171,458	$10,541,686
Net realized gain (loss)	(8,255,528)	2,718,783	5,370,686	3,668,577	(8,825,818)	(11,755,775)
Net change in unrealized appreciation (depreciation)	16,124,104	(31,373,612)	(1,746,689)	(1,411,721)	(11,563,854)	(5,916,289)
Net increase (decrease) in net assets resulting from operations	9,320,011	(25,681,702)	3,521,663	2,267,323	(14,218,214)	(7,130,378)

From transactions in investors’ beneficial interests:
Contributions	5,013,309	25,637,900	2,309,536	10,940,976	16,070,191	58,103,998
Withdrawals	(20,062,353)	(74,628,736)	(6,435,419)	(12,727,271)	(46,073,976)	(145,878,162)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(15,049,044)	(48,990,836)	(4,125,883)	(1,786,295)	(30,003,785)	(87,774,164)
Net increase (decrease) in net assets	(5,729,033)	(74,672,538)	(604,220)	481,028	(44,221,999)	(94,904,542)

Net assets:
Beginning of period/year	231,618,767	306,291,305	66,942,155	66,461,127	404,275,647	499,180,189
End of period/year	$225,889,734	$231,618,767	$66,337,935	$66,942,155	$360,053,648	$404,275,647

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For the period and years ended:

	Money Market
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	0.10	%(B)	0.01%	(0.05)%	(0.07)%	(0.11)%	(0.04)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$894,826		$873,057	$862,368	$986,862	$948,358	$995,629
Expenses to average net assets	0.28	%(C)	0.28%	0.28%	0.29%	0.28%	0.28%
Net investment income (loss) to average net assets	0.19	%(C)	0.01%	(0.05)%	(0.07)%	(0.11)%	(0.04)%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	High Quality Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	1.47	%(B)	0.69%	0.81%	0.41%	2.95%	2.16%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$332,750		$350,510	$371,154	$399,858	$386,046	$458,228
Expenses to average net assets	0.38	%(C)	0.38%	0.38%	0.39%	0.38%	0.38%
Net investment income (loss) to average net assets	1.61	%(C)	1.29%	1.47%	1.81%	2.10%	2.43%
Portfolio turnover rate	51	%(B)	70%	92%	77%	68%	84%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Inflation-Protected Securities
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	6.74	%(B)	(1.94)%	3.00%	(8.26)%	7.06%	12.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$266,234		$268,105	$282,926	$274,788	$341,136	$358,544
Expenses to average net assets
Excluding waiver and/or reimbursement	0.43	%(C)	0.43%	0.42%	0.41%	0.40%	0.40%
Including waiver and/or reimbursement	0.40	%(C)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss) to average net assets	0.92	%(C)	0.21%	1.17%	0.48%	1.43%	3.30%
Portfolio turnover rate	38	%(B)	54%	81%	99%	103%	134%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Core Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	5.08	%(B)	0.46%	6.32%	(0.96)%	8.28%	6.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,255,792		$1,282,948	$1,354,476	$1,336,211	$1,470,033	$1,588,591
Expenses to average net assets	0.37	%(C)	0.37%	0.38%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	2.55	%(C)	2.27%	2.58%	2.64%	3.03%	3.54%
Portfolio turnover rate	19	%(B)	46%	184%	200%	297%	406%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	High Yield Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Total return (A)	8.11	%(B)	(4.13)%	3.16%		7.48%		15.14%		4.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$792,531		$748,987	$876,775		$856,906		$819,993		$729,276
Expenses to average net assets	0.57	%(C)	0.58%	0.58	%(D)	0.59	%(D)	0.59	%(D)	0.59	%(D)
Net investment income (loss) to average net assets	6.31	%(C)	5.72%	5.87	%(E)	6.37	%(E)	7.23	%(E)	8.04	%(E)
Portfolio turnover rate	19	%(B)	44%	97	%(F)	51	%(F)	102	%(F)	81	%(F)

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(F)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

	Balanced
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	3.72	%(B)	0.57%	10.99%	18.33%	13.47%	3.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$149,388		$151,593	$147,564	$123,270	$109,602	$104,111
Expenses to average net assets
Excluding waiver and/or reimbursement	0.52	%(C)	0.54%	0.58%	0.63%	0.61%	0.62%
Including waiver and/or reimbursement	0.50	%(C)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	1.79	%(C)	1.60%	1.69%	1.44%	1.82%	2.26%
Portfolio turnover rate	15	%(B)	50%	92%	123%	150%	245%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Large Value
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Total return (A)	(4.22	)%(B)	(0.36)%		9.82%		38.08%		17.39%		2.32%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$751,211		$826,422		$920,253		$924,277		$785,039		$877,766
Expenses to average net assets	0.47	%(C)	0.47	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)	0.47	%(D)
Net investment income (loss) to average net assets	2.40	%(C)	1.48	%(E)	1.24	%(E)	1.69	%(E)	2.08	%(E) (F)	1.70	%(E)
Portfolio turnover rate	24	%(B)	65	%(G)	69	%(G)	99	%(G)	48	%(G)	55	%(G)

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(F)	Includes litigation proceeds received during the year that represented 0.15%.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

	Large Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	(4.56	)%(B)	(0.78)%	15.16%	37.28%	17.30%	3.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$277,869		$323,369	$347,382	$309,735	$244,984	$235,204
Expenses to average net assets	0.63	%(C)	0.63%	0.63%	0.64%	0.64%	0.63%
Net investment income (loss) to average net assets	2.21	%(C)	1.27%	1.02%	1.41%	1.68%	1.37%
Portfolio turnover rate	24	%(B)	64%	70%	116%	54%	63%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	Large Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	(3.55	)%(B)	9.17%	10.75%	35.32%	14.91%	(1.78)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$851,946		$925,458	$926,582	$942,018	$825,014	$1,016,307
Expenses to average net assets (C)
Excluding waiver and/or reimbursement	0.64	%(D)	0.64%	0.65%	0.66%	0.66%	0.65%
Including waiver and/or reimbursement	0.64	%(D)	0.64%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets (E)	0.40	%(D)	0.33%	0.42%	0.57%	0.75%	0.34%
Portfolio turnover rate	14	%(B)	33%	73%	49%	53%	53%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(D)	Annualized.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.

	Mid Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	7.71	%(B)	(0.46)%	12.97%	32.99%	19.50%	(2.19)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$844,091		$801,854	$868,934	$975,081	$777,964	$748,835
Expenses to average net assets
Excluding waiver and/or reimbursement	0.69	%(C)	0.69%	0.70%	0.70%	0.70%	0.70%
Including waiver and/or reimbursement	0.69	%(C)	0.69%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss) to average net assets	1.41	%(C)	1.28%	1.32%	0.93%	1.36%	1.08%
Portfolio turnover rate	24	%(B)	37%	92%	53%	71%	69%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Mid Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011
Total return (A)	(0.47	)%(B)	(1.37)%	8.04%	30.35%		13.93%	(6.90)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$97,513		$107,745	$126,129	$150,143		$164,933	$206,602
Expenses to average net assets
Excluding waiver and/or reimbursement	0.77	%(C)	0.76%	0.76%	0.77%		0.76%	0.75%
Including waiver and/or reimbursement	0.75	%(C)	0.75%	0.75%	0.75%		0.75%	0.75%
Net investment income (loss) to average net assets	0.02	%(C)	(0.12)%	0.60%	(0.00	)%(D)	0.10%	(0.33)%
Portfolio turnover rate	27	%(B)	70%	60%	234%		178%	135%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Rounds to less than 0.01% or (0.01)%.

	Small Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	0.34	%(B)	(6.12)%	7.38%	34.10%	16.11%	1.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,884		$67,821	$76,593	$82,298	$70,183	$103,958
Expenses to average net assets
Excluding waiver and/or reimbursement	0.90	%(C)	0.90%	0.88%	0.88%	0.88%	0.87%
Including waiver and/or reimbursement	0.85	%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets	1.14	%(C)	0.97%	0.99%	0.57%	1.41%	0.63%
Portfolio turnover rate	42	%(B)	133%	18%	16%	15%	16%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	Small Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	3.63	%(B)	(9.47)%	4.21%	33.62%	15.04%	(2.19)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$225,890		$231,619	$306,291	$334,182	$296,936	$296,060
Expenses to average net assets	0.84	%(C)	0.84%	0.83%	0.84%	0.84%	0.84%
Net investment income (loss) to average net assets	1.31	%(C)	1.08%	1.05%	0.74%	1.07%	0.32%
Portfolio turnover rate	72	%(B)	132%	148%	195%	59%	59%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Small Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	5.98	%(B)	3.55%	3.13%	37.97%	1.30%	(6.45)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,338		$66,942	$66,461	$73,064	$58,300	$108,124
Expenses to average net assets
Excluding waiver and/or reimbursement	0.91	%(C)	0.91%	0.91%	0.93%	0.94%	0.94%
Including waiver and/or reimbursement	0.90	%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	(0.33	)%(C)	0.01%	(0.37)%	(0.46)%	(0.20)%	(0.37)%
Portfolio turnover rate	50	%(B)	53%	78%	72%	209%	120%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	International Equity
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return (A)	(3.66	)%(B)	(2.47)%	(7.74)%	13.92%	17.35%	(13.51)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$360,054		$404,276	$499,180	$612,105	$614,432	$680,170
Expenses to average net assets	0.83	%(C)	0.82%	0.83%	0.85%	0.82%	0.82%
Net investment income (loss) to average net assets	3.31	%(C)	2.32%	2.80%	1.31%	1.65%	1.70%
Portfolio turnover rate	13	%(B)	23%	28%	116%	23%	24%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At June 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Government Money Market Portfolio (“Money Market”) (A)
Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”)
Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”)
Transamerica Partners Core Bond Portfolio (“Core Bond”)
Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”)
Transamerica Partners Balanced Portfolio (“Balanced”)
Transamerica Partners Large Value Portfolio (“Large Value”)
Transamerica Partners Large Core Portfolio (“Large Core”)
Transamerica Partners Large Growth Portfolio (“Large Growth”)
Transamerica Partners Mid Value Portfolio (“Mid Value”)
Transamerica Partners Mid Growth Portfolio (“Mid Growth”)
Transamerica Partners Small Value Portfolio (“Small Value”)
Transamerica Partners Small Core Portfolio (“Small Core”)
Transamerica Partners Small Growth Portfolio (“Small Growth”)
Transamerica Partners International Equity Portfolio (“International Equity”)

(A)	Formerly, Transamerica Partners Money Market Portfolio. The Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios. TAM provides continuous and regular investment management services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolios’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign taxes: The Portfolios may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolios may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolios may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolios with broker/dealers with which other Funds or Portfolios advised by TAM have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolios. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other Funds or Portfolios advised by TAM, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statements of Operations. For the period ended June 30, 2016, commissions recaptured are listed below. Portfolios not listed in the below table do not have any commissions recaptured during the period ended June 30, 2016.

Portfolio	Commissions Recaptured
Large Growth	$10,350
Mid Value	19,158
Small Growth	5,813
International Equity	8,624

Indemnification: In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at June 30, 2016, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolios, with the exception of Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

The Portfolios held no unsecured loan participations at June 30, 2016. Open secured loan participations and assignments at June 30, 2016, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Net unrealized appreciation (depreciation) on investments to Interest receivable in the Statements of Assets and Liabilities.

PIKs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2016, if any, are identified in the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2016, if any, are identified in the Schedule of Investments. Open balances at June 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment purchased or sold in the Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statements of Operations with a corresponding adjustment to cost.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolios seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately in the Statements of Operations. Net income from securities lending in the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2016.

Open repurchase agreements at June 30, 2016, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Partners High Quality Bond Portfolio
Securities Lending Transactions
Asset-Backed Securities	$2,043,646	$—	$—	$—	$2,043,646
Corporate Debt Securities	6,331,346	—	—	—	6,331,346
U.S. Government Obligations	2,060	—	—	—	2,060
Total Securities Lending Transactions	$8,377,052	$—	$—	$—	$8,377,052
Total Borrowings	$8,377,052	$—	$—	$—	$8,377,052
Gross amount of recognized liabilities for securities lending transactions					$8,377,052

Transamerica Partners Inflation-Protected Securities Portfolio
Securities Lending Transactions
U.S. Government Obligations	$27,618,546	$—	$—	$—	$27,618,546
Total Borrowings	$27,618,546	$—	$—	$—	$27,618,546
Gross amount of recognized liabilities for securities lending transactions					$27,618,546

Transamerica Partners Core Bond Portfolio
Securities Lending Transactions
Corporate Debt Securities	$30,865,339	$—	$—	$—	$30,865,339
Foreign Government Obligations	4,310,940	—	—	—	4,310,940
U.S. Government Obligations	48,443,907	—	—	—	48,443,907
Preferred Stocks	688,632	—	—	—	688,632
Short-Term U.S. Government Obligations	1,761,410	—	—	—	1,761,410
Total Securities Lending Transactions	$86,070,228	$—	$—	$—	$86,070,228
Total Borrowings	$86,070,228	$—	$—	$—	$86,070,228
Gross amount of recognized liabilities for securities lending transactions					$86,070,228

Transamerica Partners Balanced Portfolio
Securities Lending Transactions
Common Stocks	$8,010,580	$—	$—	$—	$8,010,580
Preferred Stocks	67,968	—	—	—	67,968
Corporate Debt Securities	613,545	—	—	—	613,545
Foreign Government Obligations	139,253	—	—	—	139,253
U.S. Government Obligations	20,730	—	—	—	20,730
Short-Term U.S. Government Obligations	890,629	—	—	—	890,629
Total Securities Lending Transactions	$9,742,705	$—	$—	$—	$9,742,705
Total Borrowings	$9,742,705	$—	$—	$—	$9,742,705
Gross amount of recognized liabilities for securities lending transactions					$9,742,705

Transamerica Partners Large Value Portfolio
Securities Lending Transactions
Common Stocks	$87,778,706	$—	$—	$—	$87,778,706
Total Borrowings	$87,778,706	$—	$—	$—	$87,778,706
Gross amount of recognized liabilities for securities lending transactions					$87,778,706

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Partners Large Core Portfolio
Securities Lending Transactions
Common Stocks	$29,150,005	$—	$—	$—	$29,150,005
Total Borrowings	$29,150,005	$—	$—	$—	$29,150,005
Gross amount of recognized liabilities for securities lending transactions					$29,150,005

Transamerica Partners Large Growth Portfolio
Securities Lending Transactions
Common Stocks	$55,265,579	$—	$—	$—	$55,265,579
Total Borrowings	$55,265,579	$—	$—	$—	$55,265,579
Gross amount of recognized liabilities for securities lending transactions					$55,265,579

Transamerica Partners Mid Value Portfolio
Securities Lending Transactions
Common Stocks	$101,585,922	$—	$—	$—	$101,585,922
Total Borrowings	$101,585,922	$—	$—	$—	$101,585,922
Gross amount of recognized liabilities for securities lending transactions					$101,585,922

Transamerica Partners Mid Growth Portfolio
Securities Lending Transactions
Common Stocks	$6,606,709	$—	$—	$—	$6,606,709
Total Borrowings	$6,606,709	$—	$—	$—	$6,606,709
Gross amount of recognized liabilities for securities lending transactions					$6,606,709

Transamerica Partners Small Value Portfolio
Securities Lending Transactions
Common Stocks	$15,660,316	$—	$—	$—	$15,660,316
Total Borrowings	$15,660,316	$—	$—	$—	$15,660,316
Gross amount of recognized liabilities for securities lending transactions					$15,660,316

Transamerica Partners Small Core Portfolio
Securities Lending Transactions
Common Stocks	$39,688,822	$—	$—	$—	$39,688,822
Total Borrowings	$39,688,822	$—	$—	$—	$39,688,822
Gross amount of recognized liabilities for securities lending transactions					$39,688,822

Transamerica Partners Small Growth Portfolio
Securities Lending Transactions
Common Stocks	$19,055,166	$—	$—	$—	$19,055,166
Total Borrowings	$19,055,166	$—	$—	$—	$19,055,166
Gross amount of recognized liabilities for securities lending transactions					$19,055,166

Transamerica Partners International Equity Portfolio
Securities Lending Transactions
Common Stocks	$14,566,658	$—	$—	$—	$14,566,658
Total Borrowings	$14,566,658	$—	$—	$—	$14,566,658
Gross amount of recognized liabilities for securities lending transactions					$14,566,658

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Inflation-capped options: The Portfolios may purchase or write inflation-capped options. Purchasing or writing inflation-capped options gives the Portfolios the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolios from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of June 30, 2016, transactions in written options are as follows:

	Call Options		Put Options
Inflation-Protected Securities	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$—	—	$—	—
Options written	72,649	515	80,785	646
Options closed	(25,838)	(83)	(25,195)	(81)
Options expired	(46,811)	(432)	—	—
Options exercised	—	—	—	—
Balance at June 30, 2016	$—	—	$55,590	565

As of June 30, 2016, transactions in written foreign exchange options, inflation-capped options, and swaptions are as follows:

	Call Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$724,955	AUD	—	CHF	2,950,000	EUR	3,545,000	GBP	1,820,000	NZD	4,105,000	USD	53,140,000
Options written	757,159		17,895,000		—		14,690,000		5,005,000		7,860,000		64,120,000
Options closed	(424,499)		(14,270,000)		—		(4,895,000)		(3,640,000)		—		(29,270,000)
Options expired	(348,810)		(3,625,000)		(2,950,000)		(9,890,000)		(3,185,000)		(11,965,000)		(17,530,000)
Options exercised	(249,296)		—		—		—		—		—		(33,120,000)
Balance at June 30, 2016	$459,509	AUD	—	CHF	—	EUR	3,450,000	GBP	—	NZD	—	USD	37,340,000

	Put Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$681,358	AUD	—	CAD	21,675,000	EUR	5,675,000	GBP	—	NZD	—	USD	20,020,000
Options written	1,025,204		3,625,000		13,995,000		15,315,000		16,840,000		3,930,000		51,275,000
Options closed	(561,221)		(3,625,000)		(7,225,000)		—		(8,300,000)		—		(15,895,000)
Options expired	(371,502)		—		(28,445,000)		(2,475,000)		(4,550,000)		(3,930,000)		(2,725,000)
Options exercised	(247,138)		—		—		—		—		—		(21,610,000)
Balance at June 30, 2016	$526,701	AUD	—	CAD	—	EUR	18,515,000	GBP	3,990,000	NZD	—	USD	31,065,000

Open option contracts at June 30, 2016, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of Net realized gain (loss) in the Statements of Operations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

Open OTC swap agreements at June 30, 2016, if any, are listed in the Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statements of Assets and Liabilities.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2016, if any, are listed in the Schedule of Investments.

The following is a summary of the location and each Portfolio’s fair values of derivative investments disclosed, if any, in the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2016. Portfolios not listed in the subsequent tables do not have any derivative investments during the period ended June 30, 2016.

Asset Derivatives
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (A) (B)	$814,554	$686,916	$—	$—	$—	$1,501,470
OTC swap agreements, at value	108,360	—	—	—	—	108,360
Net unrealized appreciation on futures contracts (B) (C)	281,674	—	—	—	—	281,674
Unrealized appreciation on forward foreign currency contracts	—	953,141	—	—	—	953,141
Total	$1,204,588	$1,640,057	$—	$—	$—	$2,844,645

Balanced
Net unrealized appreciation on futures contracts (B) (C)	$—	$—	$13,248	$—	$—	$13,248
Total	$—	$—	$13,248	$—	$—	$13,248

Liability Derivatives
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Written options and swaptions, at value (B)	$(171,656)	$(536,716)	$—	$—	$—	$(708,372)
Centrally cleared swap agreements, at value (B) (D)	(402,563)	—	—	—	—	(402,563)
OTC swap agreements, at value	(62,139)	—	—	—	—	(62,139)
Net unrealized depreciation on futures contracts (B) (C)	(706,128)	—	—	—	—	(706,128)
Unrealized depreciation on forward foreign currency contracts	—	(1,027,051)	—	—	—	(1,027,051)
Total	$(1,342,486)	$(1,563,767)	$—	$—	$—	$(2,906,253)

(A)	Included within Investments, at value on the Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(D)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statements of Operations, categorized by primary market risk exposure as of June 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (A)	$(660,751)	$(789,440)	$—	$—	$—	$(1,450,191)
Written options and swaptions	96,281	568,063	—	—	—	664,344
Swap agreements	(829,960)	—	—	—	—	(829,960)
Futures contracts	(393,516)	—	—	—	—	(393,516)
Forward foreign currency contracts (B)	—	(851,774)	—	—	—	(851,774)
Total	$(1,787,946)	$(1,073,151)	$—	$—	$—	$(2,861,097)

Balanced
Futures contracts	$—	$—	$(6,771)	$—	$—	$(6,771)
Total	$—	$—	$(6,771)	$—	$—	$(6,771)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (C)	$1,106	$(47,231)	$—	$—	$—	$(46,125)
Written options and swaptions	(49,628)	(121,323)	—	—	—	(170,951)
Swap agreements	(44,196)	—	—	—	—	(44,196)
Futures contracts	(446,560)	—	—	—	—	(446,560)
Forward foreign currency contracts (D)	—	273,006	—	—	—	273,006
Total	$(539,278)	$104,452	$—	$—	$—	$(434,826)

Balanced
Futures contracts	$—	$—	$4,280	$—	$—	$4,280
Total	$—	$—	$4,280	$—	$—	$4,280

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statements of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statements of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statements of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2016.

	Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Portfolio	Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
Inflation- Protected Securities	$ 658,457	$ 938,610	$(518,615)	$(603,362)	$ 28,253,329	30,357,143	(298,200,000)	$ 14,223,468	$ 29,013,570	$ 13,228,761
Balanced	—	—	—	—	—	507	—	—	—	—

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain OTC derivative financial

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolios and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolios exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolios’ net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolios may be required to post collateral on derivatives if the Portfolios are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolios fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolios’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolios as of June 30, 2016. For financial reporting purposes, the Portfolios do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Portfolios not listed in the subsequent tables do not have any master netting agreements for open derivative positions.

	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Inflation-Protected Securities
Bank of America, N.A.	$9,662	$(9,662)	$—	$—	$264,288	$(9,662)	$—	$254,626
Barclays Bank PLC	569,918	(409,496)	—	160,422	409,496	(409,496)	—	—
BNP Paribas	199,564	(76,151)	—	123,413	76,151	(76,151)	—	—
Citibank N.A.	41,540	(41,540)	—	—	66,213	(41,540)	—	24,673
Commonwealth Bank of Australia	9,696	—	—	9,696	—	—	—	—
Deutsche Bank AG	1,190,347	(539,523)	(580,000)	70,824	539,523	(539,523)	—	—
Goldman Sachs Bank	70,253	(50,413)	—	19,840	50,413	(50,413)	—	—
HSBC Bank USA	109,349	(86,422)	—	22,927	86,422	(86,422)	—	—
JPMorgan Chase Bank, N.A.	24,754	—	—	24,754	—	—	—	—
Morgan Stanley Captial Services, Inc.	55,101	(55,101)	—	—	87,456	(55,101)	—	32,355
Royal Bank of Scotland PLC	50,504	—	—	50,504	—	—	—	—
Standard Chartered Bank	114,374	(114,374)	—	—	177,193	(114,374)	—	62,819
UBS AG	—	—	—	—	14,024	—	—	14,024
Westpac Banking Corp.	—	—	—	—	22,852	—	—	22,852
Other Derivatives (C)	399,583	—	—	399,583	1,112,222	—	—	1,112,222

Total	$2,844,645	$(1,382,682)	$(580,000)	$881,963	$2,906,253	$(1,382,682)	$—	$1,523,571

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

7. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Portfolios’ investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Money Market, Core Bond, High Yield Bond and Balanced.

TAM and AUIM are affiliates of Aegon NV.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers and/or trustees of TAM or its affiliates. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Series Portfolio or from the entities that invest in the Series Portfolio.

As of June 30, 2016, the percentage of each Portfolio owned by an affiliated investment company or subsidiary are reflected in the following tables.

Transamerica Partners Funds Group (“TPFG”) is an open-end management investment company. As of June 30, 2016, the percentage of each Portfolio that is owned by TPFG is as follows:

TPFG	Investments in Portfolio
Money Market	61.95%
High Quality Bond	31.32
Inflation-Protected Securities	44.80
Core Bond	30.44
High Yield Bond	14.78
Balanced	59.57
Large Value	29.07
Stock Index	3.61
Large Core	27.90
Large Growth	28.10
Mid Value	15.29
Mid Growth	49.91
Small Value	53.13
Small Core	27.48
Small Growth	58.05
International Equity	38.40

Transamerica Partners Funds Group II (“TPFG II”) is an open-end management investment company. As of June 30, 2016, the percentage of each Portfolio that is owned by TPFG II is as follows:

TPFG II	Investments in Portfolio
Money Market	25.56%
High Quality Bond	16.86
Inflation-Protected Securities	30.57
Core Bond	29.86
High Yield Bond	42.46
Balanced	3.61
Large Value	12.52
Stock Index	7.85
Large Core	3.65
Large Growth	11.99
Mid Value	51.49
Mid Growth	16.17
Small Value	10.11
Small Core	5.39
Small Growth	16.09
International Equity	11.21

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of Aegon USA. As of June 30, 2016, the percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

TFLIC Sub-accounts	Investments in Portfolio
Money Market	3.15%
High Quality Bond	15.07
Inflation-Protected Securities	9.91
Core Bond	13.00
High Yield Bond	5.44
Balanced	35.60
Large Value	40.17
Large Core	58.30
Large Growth	43.82
Mid Value	7.65
Mid Growth	0.65
Small Value	0.82
Small Core	57.16
Small Growth	0.85
International Equity	29.63

Diversified Investment Advisors Collective Investment Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2016, the percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

CIT Sub-accounts	Investments in Portfolio
Money Market	9.31%
High Quality Bond	27.98
Inflation-Protected Securities	10.03
Core Bond	21.71
High Yield Bond	19.02
Balanced	0.97
Large Value	13.57
Large Core	5.58
Large Growth	13.55
Mid Value	3.99
Mid Growth	17.63
Small Value	28.57
Small Core	8.59
Small Growth	17.62
International Equity	14.86

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TAM Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2016, the percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

CTF Sub-accounts	Investments in Portfolio
Money Market	0.03%
High Quality Bond	8.77
Inflation-Protected Securities	4.68
Core Bond	4.99
High Yield Bond	18.30
Large Value	4.51
Large Core	4.57
Large Growth	2.47
Mid Value	21.57
Mid Growth	15.64
Small Value	7.37
Small Core	1.38
Small Growth	7.39
International Equity	5.90

Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the investment advisory agreement with the Series Portfolio.

Each Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following annual breakpoints and rates:

Portfolio	Rate
Money Market
Effective May 2, 2016
First $1 billion	0.2500%
Over $1 billion up to $3 billion	0.2400
Over $3 billion	0.2300
Prior to May 2, 2016	0.2500
High Quality Bond	0.3500
Inflation-Protected Securities	0.3500
Core Bond
First $2 billion	0.3500
Over $2 billion	0.3350
High Yield Bond
First $1.25 billion	0.5500
Over $1.25 billion up to $2 billion	0.5250
Over $2 billion	0.5000
Balanced	0.4500
Large Value	0.4500
Large Core	0.6000
Large Growth
First $2 billion	0.6200
Over $2 billion up to $3 billion	0.6100
Over $3 billion up to $4 billion	0.6000
Over $4 billion	0.5800
Mid Value
First $750 million	0.6700
Over $750 million up to $1.5 billion	0.6650
Over $1.5 billion up to $2 billion	0.6550
Over $2 billion	0.6475
Mid Growth	0.7200

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Portfolio	Rate
Small Value
First $250 Million	0.8200%
Over $250 million up to $500 million	0.7800
Over $500 million up to $750 million	0.7500
Over $750 million	0.7250
Small Core
First $300 million	0.8000
Over $300 million	0.7700
Small Growth
First $300 million	0.8400
Over $300 million	0.8000
International Equity
First $500 million	0.7400
Over $500 million up to $1 billion	0.7200
Over $1 billion up to $2 billion	0.6900
Over $2 billion	0.6600

TAM has voluntarily agreed to waive and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs exceed the following stated annual operating expense limits. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Portfolio	Operating Expense Limit	Operating Expense Limit Effective Through
Money Market	0.30%	May 1, 2017
High Quality Bond	0.40	May 1, 2017
Inflation-Protected Securities	0.40	May 1, 2017
Core Bond	0.40	May 1, 2017
High Yield Bond	0.60	May 1, 2017
Balanced	0.50	May 1, 2017
Large Value	0.50	May 1, 2017
Large Core	0.65	May 1, 2017
Large Growth	0.65	May 1, 2017
Mid Value	0.70	May 1, 2017
Mid Growth	0.75	May 1, 2017
Small Value	0.85	May 1, 2017
Small Core	0.85	May 1, 2017
Small Growth	0.90	May 1, 2017
International Equity	0.90	May 1, 2017

TAM also may waive and/or reimburse additional fees from time to time to help maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. Expenses waived and/or reimbursed that are unsettled at year end are included in Due from adviser within the Statements of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolios incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2016.

Transamerica Partners Portfolios	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2016

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Portfolio	Long-Term	U.S. Government	Long-Term	U.S. Government
High Quality Bond	$104,294,688	$64,874,805	$105,731,918	$76,700,004
Inflation-Protected Securities	7,146,037	93,856,644	7,777,779	116,057,414
Core Bond	95,353,335	109,895,743	158,653,155	113,927,370
High Yield Bond	155,735,925	—	138,260,882	—
Balanced	17,414,063	3,777,505	24,686,374	3,227,284
Large Value	178,770,618	—	205,319,324	—
Large Core	70,444,044	—	103,551,565	—
Large Growth	121,101,302	—	170,970,881	—
Mid Value	192,088,503	—	206,856,761	—
Mid Growth	27,111,039	—	36,922,716	—
Small Value	26,634,258	—	29,894,410	—
Small Core	160,156,249	—	173,622,569	—
Small Growth	31,463,156	—	34,790,820	—
International Equity	46,421,147	—	66,698,768	—

10. FEDERAL INCOME TAXES

The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolios’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Portfolios identify their major tax jurisdictions as U.S. Federal, the states of Colorado and New York, and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets. Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP.

Transamerica Partners Portfolios	Semi-Annual Report 2016

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Trustees” or the “Board”) held on June 8-9, 2016, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Partners Portfolios, on behalf of each of the following funds (each a “Portfolio” and collectively the “Portfolios”):

Transamerica Partners Balanced Portfolio	Transamerica Partners Large Growth Portfolio
Transamerica Partners Core Bond Portfolio	Transamerica Partners Large Value Portfolio
Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio)	Transamerica Partners Mid Growth Portfolio
Transamerica Partners High Quality Bond Portfolio	Transamerica Partners Mid Value Portfolio
Transamerica Partners High Yield Bond Portfolio	Transamerica Partners Small Core Portfolio
Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Partners Small Growth Portfolio
Transamerica Partners International Equity Portfolio	Transamerica Partners Small Value Portfolio
Transamerica Partners Large Core Portfolio

For the Portfolios listed in the left column below, the Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio)	Aegon USA Investment Management, LLC
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management LLC
Transamerica Partners High Yield Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thompson, Siegel & Walmsley LLC
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Portfolio and its investors. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio. The Trustees considered comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses for each Portfolio was better made at the level of the funds that invest in the applicable Portfolio (i.e., the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since investors could not invest directly in the Portfolio and that is the manner in which Lipper provided its comparative information.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by

Transamerica Partners Portfolios	Semi-Annual Report 2016

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains from each Portfolio after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2015.

Transamerica Partners Balanced Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance of the fixed income sleeve of the Fund and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan Investment Management Inc., had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, Aegon USA Investment Management, LLC (“AUIM”), had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees also noted that the Fund changed its primary benchmark on May 1, 2016.

Transamerica Partners Core Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 5-year period and below its benchmark for the past 1-, 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Portfolios	Semi-Annual Report 2016

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio). The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 5- and 10-year periods and below its benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance and observed that the performance of the Fund had improved during 2016.

Transamerica Partners High Yield Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 5- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 1-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2014 pursuant to its current investment strategies.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2007 pursuant to its current investment objective and investment strategies.

Transamerica Partners International Equity Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 15, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Large Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 16, 2009.

Transamerica Partners Large Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-and 3-year periods and below its

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primary benchmark for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that Jennison Associates LLC had commenced subadvising a portion of the Portfolio on September 16, 2009 and Wellington Management Company LLP (“Wellington”) had commenced subadvising a portion of the Portfolio on November 17, 2010. The Board also noted that Wellington had commenced subadvising its portion of the Portfolio using its current investment strategies on July 1, 2014.

Transamerica Partners Large Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on December 31, 2008. The Trustees discussed the reasons for the more recent underperformance of the Fund and noted that TAM agreed to monitor and report to the Board on the performance of the Fund.

Transamerica Partners Mid Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies.

Transamerica Partners Mid Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that J.P. Morgan Investment Management Inc. had commenced subadvising a portion of the Portfolio on September 16, 2009 and Thompson, Siegel & Walmsley LLC had commenced subadvising a portion of the Portfolio on May 1, 2014.

Transamerica Partners Small Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Fund. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on June 28, 2013 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Fund had improved during 2016.

Transamerica Partners Small Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on August 31, 2012 pursuant to its current investment objective and investment strategies.

Transamerica Partners Small Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 3-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 3-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-, 3- and

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5-year periods and below its benchmark for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board also noted that it had approved a change in sub-adviser and related changes to the Portfolio’s investment objective and principal investment strategies during the past year and that performance included periods when the Portfolio was subadvised by previous sub-advisers in accordance with prior objectives and prior strategies. The Trustees noted that the Portfolio’s current sub-adviser had commenced subadvising the Portfolio on September 28, 2015 pursuant to its current investment objective and investment strategies.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Transamerica Partners Fund and Transamerica Partners Institutional Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and/or Lipper, as applicable, each an independent provider of information.

Transamerica Partners Balanced Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Core Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Government Money Market Portfolio (f/k/a Transamerica Partners Money Market Portfolio). The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners High Yield Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s

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contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners International Equity Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Large Core Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Large Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Large Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Mid Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Mid Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Small Core Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Small Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Small Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and that the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration and other services, to the Portfolios and to Transamerica Partners Portfolios as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Partners Portfolios as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolio, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable in all material respects.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Funds not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board focused on profitability information for TAM and AUIM in the aggregate.

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Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolios benefited from any economies of scale. The Board considered each Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolios through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolios

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Portfolios and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its investors, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its investors. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Portfolio and its investors and voted to approve the renewal of each of the Agreements.

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Appendix B

Master Investment Portfolio —

S&P 500 Index Master Portfolio

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Master Portfolio Information	S&P 500 Index Master Portfolio

As of June 30, 2016

Ten Largest Holdings	Percent of Net Assets

Apple, Inc.	3%
Microsoft Corp.	2
Exxon Mobil Corp.	2
Johnson & Johnson	2
General Electric Co.	2
Amazon.com, Inc.	1
Berkshire Hathaway, Inc., Class B	1
AT&T, Inc.	1
Facebook, Inc., Class A	1
Verizon Communications, Inc.	1

Sector Allocation	Percent of Net Assets

Information Technology	19%
Financials	15
Health Care	14
Consumer Discretionary	12
Consumer Staples	10
Industrials	10
Energy	7
Utilities	4
Telecommunication Services	3
Materials	3
Short-Term Securities	4
Liabilities in Excess of Other Assets	(1)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co.	260,831	$33,874,122
General Dynamics Corp.	124,631	17,353,620
Honeywell International, Inc.	330,169	38,405,258
L-3 Communications Holdings, Inc.	33,067	4,850,598
Lockheed Martin Corp.	114,162	28,331,584
Northrop Grumman Corp.	77,885	17,312,278
Raytheon Co.	129,107	17,552,097
Rockwell Collins, Inc.	55,318	4,709,775
Textron, Inc.	113,524	4,150,437
TransDigm Group, Inc. (a)	23,260	6,133,429
United Technologies Corp.	339,408	34,806,290

		207,479,488
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	63,418	4,708,786
Expeditors International of Washington, Inc.	81,417	3,992,690
FedEx Corp.	108,784	16,511,236
United Parcel Service, Inc., Class B	299,291	32,239,626

		57,452,338
Airlines — 0.5%
Alaska Air Group, Inc.	52,230	3,044,487
American Airlines Group, Inc.	253,016	7,162,883
Delta Air Lines, Inc.	337,528	12,296,145
Southwest Airlines Co.	276,482	10,840,859
United Continental Holdings, Inc. (a)	144,556	5,932,578

		39,276,952
Auto Components — 0.3%
BorgWarner, Inc.	91,532	2,702,025
Delphi Automotive PLC	117,579	7,360,445
Goodyear Tire & Rubber Co.	111,795	2,868,660
Johnson Controls, Inc.	282,515	12,504,114

		25,435,244
Automobiles — 0.5%
Ford Motor Co.	1,696,825	21,329,090
General Motors Co.	612,020	17,320,166
Harley-Davidson, Inc.	77,041	3,489,958

		42,139,214
Banks — 5.0%
Bank of America Corp.	4,456,855	59,142,466
BB&T Corp.	359,061	12,786,162
Citigroup, Inc.	1,278,533	54,197,014
Citizens Financial Group, Inc.	234,834	4,691,983
Comerica, Inc.	73,212	3,011,210
Fifth Third Bancorp	346,052	6,087,055
Huntington Bancshares, Inc.	333,456	2,981,097
JPMorgan Chase & Co.	1,587,938	98,674,467
KeyCorp	380,587	4,205,486
M&T Bank Corp.	69,277	8,190,620
PNC Financial Services Group, Inc. (b)	216,412	17,613,773
Regions Financial Corp.	545,458	4,641,848
SunTrust Banks, Inc.	221,039	9,080,282
US Bancorp	705,340	28,446,362
Wells Fargo & Co.	2,006,995	94,991,073
Zions Bancorporation	85,616	2,151,530

		410,892,428
Beverages — 2.3%
Brown-Forman Corp., Class B	44,626	4,451,890

Common Stocks	Shares	Value
Beverages (continued)
Coca-Cola Co.	1,690,306	$76,621,571
Constellation Brands, Inc., Class A	76,069	12,581,812
Dr Pepper Snapple Group, Inc.	81,690	7,893,705
Molson Coors Brewing Co., Class B	80,024	8,092,827
Monster Beverage Corp. (a)	61,007	9,804,435
PepsiCo, Inc.	626,637	66,385,924

		185,832,164
Biotechnology — 2.8%
AbbVie, Inc.	703,897	43,578,263
Alexion Pharmaceuticals, Inc. (a)	97,636	11,399,979
Amgen, Inc.	326,871	49,733,423
Biogen, Inc. (a)	94,687	22,897,210
Celgene Corp. (a)	335,821	33,122,025
Gilead Sciences, Inc.	579,245	48,320,618
Regeneron Pharmaceuticals, Inc. (a)	33,821	11,811,308
Vertex Pharmaceuticals, Inc. (a)	107,043	9,207,839

		230,070,665
Building Products — 0.1%
Allegion PLC	40,558	2,815,942
Fortune Brands Home & Security, Inc.	66,648	3,863,584
Masco Corp.	148,020	4,579,739

		11,259,265
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (a)(c)	22,605	3,182,106
Ameriprise Financial, Inc.	74,117	6,659,412
Bank of New York Mellon Corp.	466,492	18,123,214
BlackRock, Inc. (b)	54,501	18,668,228
Charles Schwab Corp.	521,683	13,203,797
E*Trade Financial Corp. (a)	118,354	2,780,136
Franklin Resources, Inc.	157,299	5,249,068
Goldman Sachs Group, Inc.	168,749	25,072,726
Invesco Ltd.	185,002	4,724,951
Legg Mason, Inc.	45,092	1,329,763
Morgan Stanley	654,766	17,010,821
Northern Trust Corp.	94,512	6,262,365
State Street Corp.	174,233	9,394,643
T. Rowe Price Group, Inc.	108,036	7,883,387

		139,544,617
Chemicals — 2.0%
Air Products & Chemicals, Inc.	84,222	11,962,893
Albemarle Corp.	48,786	3,869,218
CF Industries Holdings, Inc.	97,770	2,356,257
Dow Chemical Co.	489,255	24,320,866
E.I. du Pont de Nemours & Co.	378,159	24,504,703
Eastman Chemical Co.	65,885	4,473,591
Ecolab, Inc.	115,342	13,679,561
FMC Corp.	55,954	2,591,230
International Flavors & Fragrances, Inc.	35,400	4,462,878
LyondellBasell Industries NV, Class A	147,303	10,962,289
Monsanto Co.	188,821	19,525,980
Mosaic Co.	147,578	3,863,592
PPG Industries, Inc.	115,756	12,055,987
Praxair, Inc.	123,438	13,873,197
Sherwin-Williams Co.	33,989	9,981,550

		162,483,792
Commercial Services & Supplies — 0.5%
Cintas Corp.	36,761	3,607,357

See Notes to Financial Statements.

2	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Iron Mountain, Inc.	100,912	$4,019,325
Pitney Bowes, Inc.	80,513	1,433,131
Republic Services, Inc.	100,844	5,174,306
Stericycle, Inc. (a)(c)	38,065	3,963,328
Tyco International PLC	185,819	7,915,889
Waste Management, Inc.	178,896	11,855,438

		37,968,774
Communications Equipment — 1.4%
Cisco Systems, Inc.	2,186,687	62,736,050
F5 Networks, Inc. (a)	28,784	3,276,770
Harris Corp.	55,273	4,611,979
Juniper Networks, Inc.	159,219	3,580,835
Motorola Solutions, Inc.	70,713	4,664,937
QUALCOMM, Inc.	639,759	34,271,890

		113,142,461
Construction & Engineering — 0.1%
Fluor Corp.	58,157	2,865,977
Jacobs Engineering Group, Inc. (a)	51,300	2,555,253
Quanta Services, Inc. (a)	66,892	1,546,543

		6,967,773
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	27,171	5,216,832
Vulcan Materials Co.	58,470	7,037,449

		12,254,281
Consumer Finance — 0.7%
American Express Co.	351,375	21,349,545
Capital One Financial Corp.	225,325	14,310,391
Discover Financial Services	180,199	9,656,864
Navient Corp.	143,530	1,715,184
Synchrony Financial (a)	362,407	9,161,649

		56,193,633
Containers & Packaging — 0.2%
Avery Dennison Corp.	37,440	2,798,640
Ball Corp.	75,609	5,465,774
Owens-Illinois, Inc. (a)	64,902	1,168,885
Sealed Air Corp.	87,371	4,016,445
WestRock Co.	114,847	4,464,103

		17,913,847
Distributors — 0.1%
Genuine Parts Co.	65,811	6,663,364
LKQ Corp. (a)	132,474	4,199,426

		10,862,790
Diversified Consumer Services — 0.0%
H&R Block, Inc.	99,463	2,287,649
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)(c)	813,098	117,728,459
CME Group, Inc.	146,191	14,239,003
Intercontinental Exchange, Inc.	51,388	13,153,273
Leucadia National Corp.	139,518	2,417,847
Moody’s Corp.	74,223	6,955,437
NASDAQ, Inc.	48,143	3,113,408
S&P Global, Inc.	115,048	12,340,049

		169,947,476

Common Stocks	Shares	Value
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	2,673,980	$115,542,676
CenturyLink, Inc.	238,854	6,929,155
Frontier Communications Corp.	493,180	2,436,309
Level 3 Communications, Inc. (a)	126,806	6,529,241
Verizon Communications, Inc.	1,771,025	98,894,036

		230,331,417
Electric Utilities — 1.9%
American Electric Power Co., Inc.	212,020	14,860,482
Duke Energy Corp.	300,146	25,749,525
Edison International	140,942	10,946,965
Entergy Corp.	78,840	6,413,634
Eversource Energy	138,329	8,285,907
Exelon Corp.	399,745	14,534,728
FirstEnergy Corp.	186,845	6,522,759
NextEra Energy, Inc.	200,596	26,157,718
Pinnacle West Capital Corp.	49,736	4,031,600
PPL Corp.	291,382	10,999,671
Southern Co.	403,209	21,624,099
Xcel Energy, Inc.	220,214	9,861,183

		159,988,271
Electrical Equipment — 0.5%
Acuity Brands, Inc.	19,531	4,842,907
AMETEK, Inc.	99,649	4,606,773
Eaton Corp. PLC	199,331	11,906,041
Emerson Electric Co.	279,345	14,570,635
Rockwell Automation, Inc.	57,685	6,623,392

		42,549,748
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	134,393	7,704,751
Corning, Inc.	471,125	9,648,640
FLIR Systems, Inc.	57,588	1,782,348
TE Connectivity Ltd.	156,317	8,927,264

		28,063,003
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	190,848	8,612,970
Diamond Offshore Drilling, Inc.	26,988	656,618
FMC Technologies, Inc. (a)	94,993	2,533,463
Halliburton Co.	372,667	16,878,089
Helmerich & Payne, Inc.	45,561	3,058,510
National Oilwell Varco, Inc.	166,544	5,604,206
Schlumberger Ltd.	605,951	47,918,605
Transocean Ltd. (c)	143,288	1,703,694

		86,966,155
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	190,919	29,981,920
CVS Health Corp.	466,986	44,709,240
Kroger Co.	415,043	15,269,432
Sysco Corp.	226,827	11,509,202
Wal-Mart Stores, Inc.	663,374	48,439,569
Walgreens Boots Alliance, Inc.	374,508	31,185,281
Whole Foods Market, Inc.	136,589	4,373,580

		185,468,224
Food Products — 1.8%
Archer-Daniels-Midland Co.	252,729	10,839,547
Campbell Soup Co.	79,986	5,321,468
ConAgra Foods, Inc.	188,496	9,011,994

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	3

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Food Products (continued)
General Mills, Inc.	259,902	$18,536,211
Hershey Co.	60,606	6,878,175
Hormel Foods Corp.	120,420	4,407,372
J.M. Smucker Co.	52,174	7,951,839
Kellogg Co.	109,575	8,946,799
Kraft Heinz Co.	256,577	22,701,933
McCormick & Co., Inc.	51,416	5,484,545
Mead Johnson Nutrition Co.	81,355	7,382,966
Mondelez International, Inc., Class A	672,513	30,606,067
Tyson Foods, Inc., Class A	131,369	8,774,135

		146,843,051
Gas Utilities — 0.0%
AGL Resources, Inc.	50,500	3,331,485
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	638,239	25,089,175
Baxter International, Inc.	241,306	10,911,857
Becton Dickinson & Co.	91,496	15,516,807
Boston Scientific Corp. (a)	584,452	13,658,643
C.R. Bard, Inc.	32,239	7,581,323
DENTSPLY SIRONA, Inc.	102,070	6,332,423
Edwards Lifesciences Corp. (a)	92,992	9,274,092
Hologic, Inc. (a)	103,297	3,574,076
Intuitive Surgical, Inc. (a)	16,531	10,933,769
Medtronic PLC	611,150	53,029,486
St. Jude Medical, Inc.	123,452	9,629,256
Stryker Corp.	137,366	16,460,568
Varian Medical Systems, Inc. (a)(c)	40,086	3,296,272
Zimmer Biomet Holdings, Inc.	86,572	10,421,537

		195,709,284
Health Care Providers & Services — 2.7%
Aetna, Inc.	150,956	18,436,256
AmerisourceBergen Corp.	78,404	6,219,005
Anthem, Inc.	114,770	15,073,892
Cardinal Health, Inc.	142,750	11,135,927
Centene Corp. (a)	74,899	5,345,542
Cigna Corp.	112,246	14,366,365
DaVita HealthCare Partners, Inc. (a)	69,978	5,410,699
Express Scripts Holding Co. (a)	275,017	20,846,289
HCA Holdings, Inc. (a)	132,189	10,179,875
Henry Schein, Inc. (a)	36,065	6,376,292
Humana, Inc.	64,077	11,526,171
Laboratory Corp. of America Holdings (a)	44,956	5,856,418
McKesson Corp.	97,725	18,240,371
Patterson Cos., Inc.	34,966	1,674,522
Quest Diagnostics, Inc.	60,479	4,923,595
UnitedHealth Group, Inc.	412,454	58,238,505
Universal Health Services, Inc., Class B	38,199	5,122,486

		218,972,210
Health Care Technology — 0.1%
Cerner Corp. (a)	132,332	7,754,655
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	189,580	8,379,436
Chipotle Mexican Grill, Inc. (a)(c)	12,619	5,082,429
Darden Restaurants, Inc.	48,416	3,066,669
Marriott International, Inc., Class A (c)	81,148	5,393,096
McDonald’s Corp.	381,183	45,871,562
Royal Caribbean Cruises Ltd.	71,467	4,799,009

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	635,560	$36,303,187
Starwood Hotels & Resorts Worldwide, Inc.	75,023	5,547,951
Wyndham Worldwide Corp.	47,101	3,355,004
Wynn Resorts Ltd.	34,173	3,097,441
Yum! Brands, Inc.	177,865	14,748,566

		135,644,350
Household Durables — 0.5%
D.R. Horton, Inc.	146,006	4,596,269
Garmin Ltd.	49,244	2,088,930
Harman International Industries, Inc.	29,783	2,139,015
Leggett & Platt, Inc.	56,808	2,903,457
Lennar Corp., Class A	81,487	3,756,551
Mohawk Industries, Inc. (a)	28,184	5,348,196
Newell Brands, Inc.	199,008	9,665,818
PulteGroup, Inc.	134,343	2,618,345
Whirlpool Corp.	34,137	5,688,590

		38,805,171
Household Products — 2.0%
Church & Dwight Co., Inc.	54,903	5,648,970
Clorox Co.	56,529	7,823,048
Colgate-Palmolive Co.	389,484	28,510,229
Kimberly-Clark Corp.	155,883	21,430,795
Procter & Gamble Co.	1,155,085	97,801,047

		161,214,089
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	276,192	3,446,876
NRG Energy, Inc.	131,827	1,976,087

		5,422,963
Industrial Conglomerates — 2.5%
3M Co.	263,097	46,073,547
Danaher Corp.	260,569	26,317,469
General Electric Co.	3,997,893	125,853,671
Roper Technologies, Inc.	43,980	7,501,229

		205,745,916
Insurance — 2.6%
Aflac, Inc.	182,866	13,195,610
Allstate Corp.	164,588	11,512,931
American International Group, Inc.	488,899	25,857,868
Aon PLC	114,370	12,492,635
Arthur J Gallagher & Co.	76,592	3,645,779
Assurant, Inc.	27,119	2,340,641
Chubb Ltd.	201,177	26,295,846
Cincinnati Financial Corp.	65,508	4,905,894
Hartford Financial Services Group, Inc.	173,511	7,700,418
Lincoln National Corp.	102,152	3,960,433
Loews Corp.	118,629	4,874,466
Marsh & McLennan Cos., Inc.	225,093	15,409,867
MetLife, Inc.	478,180	19,045,909
Principal Financial Group, Inc.	114,684	4,714,659
Progressive Corp.	254,006	8,509,201
Prudential Financial, Inc.	190,590	13,596,691
Torchmark Corp.	47,213	2,918,708
Travelers Cos., Inc.	127,927	15,228,430
Unum Group	99,996	3,178,873
Willis Towers Watson PLC	60,298	7,495,644
XL Group PLC	122,158	4,069,083

		210,949,586

See Notes to Financial Statements.

4	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Internet & Catalog Retail — 2.1%
Amazon.com, Inc. (a)	168,168	$120,344,384
Expedia, Inc.	49,913	5,305,752
Netflix, Inc. (a)	185,455	16,965,423
Priceline Group, Inc. (a)	21,487	26,824,586
TripAdvisor, Inc. (a)	47,893	3,079,520

		172,519,665
Internet Software & Services — 4.0%
Akamai Technologies, Inc. (a)(c)	73,995	4,138,540
Alphabet, Inc., Class A (a)	127,730	89,861,887
Alphabet, Inc., Class C (a)	128,272	88,777,051
eBay, Inc. (a)	460,472	10,779,650
Facebook, Inc., Class A (a)	1,004,833	114,832,315
VeriSign, Inc. (a)(c)	40,329	3,486,845
Yahoo!, Inc. (a)	377,932	14,195,126

		326,071,414
IT Services — 3.5%
Accenture PLC, Class A	271,416	30,748,719
Alliance Data Systems Corp. (a)(c)	25,038	4,905,445
Automatic Data Processing, Inc.	197,259	18,122,184
Cognizant Technology Solutions Corp., Class A (a)(c)	264,008	15,111,818
CSRA, Inc.	58,004	1,359,034
Fidelity National Information Services, Inc.	119,871	8,832,095
Fiserv, Inc. (a)	96,303	10,471,025
Global Payments, Inc.	68,525	4,891,315
International Business Machines Corp.	384,063	58,293,082
Mastercard, Inc., Class A	421,006	37,073,788
Paychex, Inc.	140,347	8,350,646
PayPal Holdings, Inc. (a)	481,651	17,585,078
Teradata Corp. (a)(c)	55,832	1,399,708
Total System Services, Inc.	75,487	4,009,115
Visa, Inc., Class A	825,364	61,217,248
Western Union Co.	210,122	4,030,140
Xerox Corp.	424,524	4,028,733

		290,429,173
Leisure Products — 0.1%
Hasbro, Inc.	49,946	4,194,965
Mattel, Inc.	150,381	4,705,421

		8,900,386
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	143,997	6,387,707
Illumina, Inc. (a)	63,857	8,964,246
PerkinElmer, Inc.	45,963	2,409,380
Thermo Fisher Scientific, Inc.	171,159	25,290,454
Waters Corp. (a)	34,410	4,839,766

		47,891,553
Machinery — 1.2%
Caterpillar, Inc.	253,215	19,196,229
Cummins, Inc.	68,895	7,746,554
Deere & Co.	130,353	10,563,807
Dover Corp.	65,841	4,564,098
Flowserve Corp.	54,453	2,459,642
Illinois Tool Works, Inc.	141,570	14,745,931
Ingersoll-Rand PLC	112,799	7,183,041
PACCAR, Inc.	153,639	7,969,255
Parker Hannifin Corp.	59,483	6,427,138
Pentair PLC	77,332	4,507,682

Common Stocks	Shares	Value
Machinery (continued)
Snap-on, Inc.	25,949	$4,095,271
Stanley Black & Decker, Inc.	66,301	7,373,997
Xylem, Inc.	75,027	3,349,956

		100,182,601
Media — 2.6%
CBS Corp., Class B	184,204	10,028,066
Comcast Corp., Class A	1,052,573	68,617,234
Discovery Communications, Inc., Class A (a)	72,458	1,828,115
Discovery Communications, Inc., Class C (a)(c)	100,331	2,392,894
Interpublic Group of Cos., Inc.	178,943	4,133,583
News Corp., Class A	159,077	1,805,524
News Corp., Class B	45,530	531,335
Omnicom Group, Inc.	104,105	8,483,517
Scripps Networks Interactive, Inc., Class A	40,063	2,494,723
TEGNA, Inc.	91,984	2,131,269
Time Warner, Inc.	342,167	25,162,961
Twenty-First Century Fox, Inc., Class A	468,647	12,676,901
Twenty-First Century Fox, Inc., Class B	191,654	5,222,572
Viacom, Inc., Class B	152,665	6,331,018
Walt Disney Co.	649,576	63,541,524

		215,381,236
Metals & Mining — 0.3%
Alcoa, Inc.	582,726	5,401,870
Freeport-McMoRan, Inc.	545,608	6,078,073
Newmont Mining Corp.	229,980	8,996,817
Nucor Corp.	139,587	6,896,994

		27,373,754
Multi-Utilities — 1.4%
Alliant Energy Corp.	98,725	3,919,383
Ameren Corp.	108,015	5,787,444
CenterPoint Energy, Inc.	190,968	4,583,232
CMS Energy Corp.	123,444	5,661,142
Consolidated Edison, Inc.	130,351	10,485,434
Dominion Resources, Inc.	265,059	20,656,048
DTE Energy Co.	78,553	7,786,173
NiSource, Inc.	144,152	3,822,911
PG&E Corp.	217,248	13,886,492
Public Service Enterprise Group, Inc.	219,351	10,223,950
SCANA Corp.	63,291	4,788,597
Sempra Energy	101,919	11,620,804
TECO Energy, Inc.	99,223	2,742,524
WEC Energy Group, Inc.	137,377	8,970,718

		114,934,852
Multiline Retail — 0.6%
Dollar General Corp.	123,234	11,583,996
Dollar Tree, Inc. (a)	102,301	9,640,846
Kohl’s Corp.	79,467	3,013,389
Macy’s, Inc.	137,891	4,634,516
Nordstrom, Inc. (c)	53,112	2,020,912
Target Corp.	256,647	17,919,094

		48,812,753
Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	220,983	11,767,345
Apache Corp.	164,198	9,140,903
Cabot Oil & Gas Corp.	202,224	5,205,246
Chesapeake Energy Corp. (a)	275,170	1,177,728
Chevron Corp.	819,647	85,923,595

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	5

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	42,276	$5,044,372
Columbia Pipeline Group, Inc.	177,175	4,516,191
Concho Resources, Inc. (a)(c)	56,592	6,749,728
ConocoPhillips	541,389	23,604,560
Devon Energy Corp.	231,642	8,397,023
EOG Resources, Inc.	237,622	19,822,427
EQT Corp.	73,874	5,720,064
Exxon Mobil Corp.	1,801,838	168,904,294
Hess Corp.	116,075	6,976,108
Kinder Morgan, Inc.	794,236	14,868,098
Marathon Oil Corp.	376,534	5,651,775
Marathon Petroleum Corp.	230,746	8,759,118
Murphy Oil Corp.	67,700	2,149,475
Newfield Exploration Co. (a)	83,117	3,672,109
Noble Energy, Inc.	187,876	6,739,112
Occidental Petroleum Corp.	330,427	24,967,064
ONEOK, Inc.	88,681	4,207,913
Phillips 66	203,499	16,145,611
Pioneer Natural Resources Co.	70,605	10,676,182
Range Resources Corp.	70,996	3,062,767
Southwestern Energy Co. (a)	163,130	2,052,175
Spectra Energy Corp.	300,077	10,991,821
Tesoro Corp.	53,383	3,999,454
Valero Energy Corp.	204,516	10,430,316
Williams Cos., Inc.	299,934	6,487,572

		497,810,146
Paper & Forest Products — 0.1%
International Paper Co.	181,312	7,684,003
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	96,272	8,762,677
Pharmaceuticals — 5.6%
Allergan PLC (a)	172,027	39,753,720
Bristol-Myers Squibb Co.	725,311	53,346,624
Eli Lilly & Co.	423,723	33,368,186
Endo International PLC (a)	85,582	1,334,223
Johnson & Johnson	1,194,896	144,940,885
Mallinckrodt PLC (a)(c)	46,853	2,847,725
Merck & Co., Inc.	1,204,828	69,410,141
Mylan NV (a)	187,008	8,086,226
Perrigo Co. PLC	62,302	5,648,922
Pfizer, Inc.	2,633,724	92,733,422
Zoetis, Inc.	198,575	9,424,370

		460,894,444
Professional Services — 0.3%
Dun & Bradstreet Corp.	15,161	1,847,216
Equifax, Inc.	52,140	6,694,776
Nielsen Holdings PLC	157,469	8,183,664
Robert Half International, Inc.	54,908	2,095,290
Verisk Analytics, Inc. (a)	68,626	5,564,196

		24,385,142
Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	182,671	20,753,252
Apartment Investment & Management Co., Class A	66,034	2,916,061
AvalonBay Communities, Inc.	59,136	10,667,543
Boston Properties, Inc.	66,673	8,794,169
Crown Castle International Corp.	146,460	14,855,438
Digital Realty Trust, Inc. (c)	61,427	6,694,929

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	30,419	$11,794,359
Equity Residential	157,786	10,868,300
Essex Property Trust, Inc. (c)	28,738	6,554,850
Extra Space Storage, Inc.	55,621	5,147,167
Federal Realty Investment Trust	31,136	5,154,565
General Growth Properties, Inc.	255,375	7,615,282
HCP, Inc. (c)	204,549	7,236,944
Host Hotels & Resorts, Inc.	318,981	5,170,682
Kimco Realty Corp.	184,112	5,777,435
Macerich Co.	56,127	4,792,685
Prologis, Inc.	227,879	11,175,186
Public Storage	64,419	16,464,852
Realty Income Corp. (c)	113,565	7,876,868
Simon Property Group, Inc.	134,623	29,199,729
SL Green Realty Corp.	44,893	4,779,758
UDR, Inc.	111,833	4,128,874
Ventas, Inc.	146,018	10,633,031
Vornado Realty Trust	77,442	7,753,493
Welltower, Inc.	154,173	11,743,357
Weyerhaeuser Co.	327,304	9,743,840

		248,292,649
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	132,999	3,521,814
Road & Rail — 0.8%
CSX Corp.	411,764	10,738,805
JB Hunt Transport Services, Inc.	37,298	3,018,527
Kansas City Southern	48,241	4,346,032
Norfolk Southern Corp.	129,691	11,040,595
Ryder System, Inc.	22,631	1,383,659
Union Pacific Corp.	366,920	32,013,770

		62,541,388
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	135,222	7,658,974
Applied Materials, Inc.	475,028	11,386,421
Broadcom Ltd.	161,789	25,142,011
First Solar, Inc. (a)	31,273	1,516,115
Intel Corp.	2,051,163	67,278,146
KLA-Tencor Corp.	69,600	5,098,200
Lam Research Corp.	70,625	5,936,738
Linear Technology Corp.	101,724	4,733,218
Microchip Technology, Inc.	91,784	4,658,956
Micron Technology, Inc. (a)	461,329	6,347,887
NVIDIA Corp.	221,394	10,407,732
Qorvo, Inc. (a)(c)	54,422	3,007,360
Skyworks Solutions, Inc.	81,212	5,139,095
Texas Instruments, Inc.	437,223	27,392,021
Xilinx, Inc.	108,556	5,007,688

		190,710,562
Software — 4.0%
Activision Blizzard, Inc.	220,196	8,726,367
Adobe Systems, Inc. (a)	217,717	20,855,111
Autodesk, Inc. (a)	99,507	5,387,309
CA, Inc.	132,208	4,340,389
Citrix Systems, Inc. (a)	68,111	5,455,010
Electronic Arts, Inc. (a)	130,503	9,886,907
Intuit, Inc.	110,839	12,370,741
Microsoft Corp.	3,414,759	174,733,218
Oracle Corp.	1,353,950	55,417,174

See Notes to Financial Statements.

6	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Red Hat, Inc. (a)	77,359	$5,616,263
salesforce.com, Inc. (a)	277,407	22,028,890
Symantec Corp.	273,048	5,608,406

		330,425,785
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	32,335	5,226,306
AutoNation, Inc. (a)(c)	29,995	1,409,165
AutoZone, Inc. (a)	13,140	10,431,058
Bed Bath & Beyond, Inc.	68,485	2,959,922
Best Buy Co., Inc.	125,887	3,852,142
CarMax, Inc. (a)(c)	81,941	4,017,567
Foot Locker, Inc.	57,444	3,151,378
Gap, Inc.	94,735	2,010,277
Home Depot, Inc.	539,830	68,930,893
L Brands, Inc.	108,780	7,302,401
Lowe’s Cos., Inc.	384,869	30,470,079
O’Reilly Automotive, Inc. (a)(c)	42,204	11,441,504
Ross Stores, Inc.	178,346	10,110,435
Signet Jewelers Ltd.	33,296	2,743,923
Staples, Inc.	272,009	2,344,718
Tiffany & Co.	46,739	2,834,253
TJX Cos., Inc.	287,581	22,209,881
Tractor Supply Co.	59,262	5,403,509
Ulta Salon Cosmetics & Fragrance, Inc. (a)	27,043	6,588,756
Urban Outfitters, Inc. (a)	35,003	962,582

		204,400,749
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	2,380,992	227,622,835
EMC Corp.	844,012	22,931,806
Hewlett Packard Enterprise Co.	724,750	13,241,183
HP, Inc.	737,309	9,253,228
NetApp, Inc.	121,307	2,982,939
Seagate Technology PLC	124,095	3,022,954
Western Digital Corp.	124,929	5,904,145

		284,959,090
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	123,415	5,027,927
Hanesbrands, Inc.	163,970	4,120,566
Michael Kors Holdings Ltd. (a)	75,118	3,716,839

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	579,246	$31,974,379
PVH Corp.	34,306	3,232,654
Ralph Lauren Corp. (c)	24,337	2,181,082
Under Armour, Inc., Class A (a)(c)	84,309	3,383,320
Under Armour, Inc., Class C (a)(c)	76,587	2,787,759
VF Corp.	146,304	8,996,233

		65,420,759
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	129,963	1,905,258
Tobacco — 1.8%
Altria Group, Inc.	850,139	58,625,585
Philip Morris International, Inc.	673,678	68,526,526
Reynolds American, Inc.	357,965	19,305,053

		146,457,164
Trading Companies & Distributors — 0.2%
Fastenal Co.	127,454	5,657,683
United Rentals, Inc. (a)	38,084	2,555,436
W.W. Grainger, Inc.	25,110	5,706,248

		13,919,367
Water Utilities — 0.1%
American Water Works Co., Inc.	78,640	6,645,866
Total Long-Term Investments (Cost — $5,191,061,597) — 96.5%		7,914,398,679

Short-Term Securities
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52% (b)(d)(e)	331,216,906	331,216,906
BlackRock Cash Funds: Prime, SL Agency Shares, 0.48% (b)(d)(e)	21,110,639	21,110,639
Total Short-Term Securities (Cost — $352,327,545) — 4.3%		352,327,545
Total Investments (Cost — $5,543,389,142) — 100.8%		8,266,726,224
Liabilities in Excess of Other Assets — (0.8)%		(68,813,983)

Net Assets — 100.0%		$8,197,912,241

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Income		Realized Loss
BlackRock, Inc.	48,211	6,290	—	54,501	$18,668,228	$242,639		—
BlackRock Cash Funds: Institutional, SL Agency Shares	374,887,021	—	(43,670,115)[1]	331,216,906	$331,216,906	$828,586	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	26,986,879	—	(5,876,240)[1]	21,110,639	$21,110,639	$48,258	[2]	—
PNC Financial Services Group, Inc.	193,874	24,134	(1,596)	216,412	$17,613,773	$208,887		$(17,491)
Total					$388,609,546	$1,328,370		$(17,491)

[1] Represents net shares sold.

[2]   Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	7

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
2,853	S&P 500 E-Mini Index	September 2016	$298,167,030	$706,197

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$706,197	—	—	—	$706,197

[1]    Includes cumulative appreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$4,911,571	—	—	—	$4,911,571
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$2,726,041	—	—	—	$2,726,041

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$259,967,090

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$7,914,398,679	—	—	$7,914,398,679
Short-Term Securities:
Money Market Funds	352,327,545	—	—	352,327,545

Total	$8,266,726,224	—	—	$8,266,726,224

See Notes to Financial Statements.

8	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$706,197	—	—	$706,197

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$11,985,800	—	—	$11,985,800
Liabilities:
Collateral on securities loaned at value	—	$(73,016,450)	—	(73,016,450)

Total	$11,985,800	$(73,016,450)	—	$(61,030,650)

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	9

Statement of Assets and Liabilities	S&P 500 Index Master Portfolio

June 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $71,903,747) (cost — $5,165,009,481)	$7,878,116,678
Investments at value — affiliated (cost — $378,379,661)	388,609,546
Cash pledged for futures contracts	11,985,800
Receivables:
Dividends — unaffiliated	8,896,582
Contributions from the investors	9,512,134
Variation margin on futures contracts	3,344,171
Dividends — affiliated	99,916
Securities lending income — affiliated	19,694

Total assets	8,300,584,521

Liabilities
Collateral on securities loaned at value	73,016,450
Payables:
Withdrawals to the investors	20,657,915
Investments purchased	8,714,257
Investment advisory fees	228,676
Officer’s and Trustees’ fees	31,759
Professional fees	23,223

Total liabilities	102,672,280

Net Assets	$8,197,912,241

Net Assets Consist of
Investors’ capital	$5,473,868,962
Net unrealized appreciation (depreciation)	2,724,043,279

Net Assets	$8,197,912,241

See Notes to Financial Statements.

10	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Statement of Operations	S&P 500 Index Master Portfolio

Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$80,657,823
Dividends — affiliated	1,161,461
Securities lending — affiliated — net	166,909
Foreign taxes withheld	(102,222)

Total income	81,883,971

Expenses
Investment advisory	1,499,721
Officer and Trustees	101,742
Professional	25,176

Total expenses	1,626,639
Less fees waived by the Manager	(225,381)

Total expenses after fees waived	1,401,258

Net investment income	80,482,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	24,052,870
Investments — affiliated	(17,491)
Futures contracts	4,911,571

28,946,950

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	203,876,582
Investments — affiliated	(2,637,321)
Futures contracts	2,726,041

203,965,302

Net realized and unrealized gain	232,912,252

Net Increase in Net Assets Resulting from Operations	$313,394,965

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	11

Statements of Changes in Net Assets	S&P 500 Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations
Net investment income	$80,482,713	$134,064,606
Net realized gain	28,946,950	110,235,734
Net change in unrealized appreciation (depreciation)	203,965,302	(168,377,143)

Net increase in net assets resulting from operations	313,394,965	75,923,197

Capital Transactions
Proceeds from contributions	1,873,519,757	3,573,168,628
Value of withdrawals	(1,198,859,791)	(2,187,812,801)

Net increase in net assets derived from capital transactions	674,659,966	1,385,355,827

Net Assets
Total increase in net assets	988,054,931	1,461,279,024
Beginning of period	7,209,857,310	5,748,578,286

End of period	$8,197,912,241	$7,209,857,310

Financial Highlights	S&P 500 Index Master Portfolio

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011

Total Return
Total return	3.81%	[1]	1.35%	13.63%	32.33%	15.98%	2.13%

Ratios to Average Net Assets
Total expenses	0.04%	[2]	0.05%	0.05%	0.05%	0.06%	0.06%

Total expenses after fees waived and/or paid indirectly	0.04%	[2]	0.04%	0.05%	0.05%	0.05%	0.05%

Net investment income	2.15%	[2]	2.00%	1.98%	2.08%	2.22%	2.08%

Supplemental Data
Net assets, end of period (000)	$8,197,912		$7,209,857	$5,748,578	$5,271,130	$1,717,932	$2,108,316

Portfolio turnover rate	2%		2%	3%	2%	10%	5%

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

12	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Notes to Financial Statements (Unaudited)	S&P 500 Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	13

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned

14	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$16,052	$(16,052)	—
BNP Paribas S.A.	5,762,279	(5,762,279)	—
Citigroup Global Markets, Inc.	8,934,586	(8,934,586)	—
Credit Suisse Securities (USA) LLC	6,306,128	(6,306,128)	—
Goldman Sachs & Co.	9,724,488	(9,724,488)	—
JP Morgan Securities LLC	23,141,092	(23,141,092)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,770,219	(3,770,219)	—
State Street Bank & Trust Co.	9,310,866	(9,310,866)	—
UBS Securities LLC	4,938,037	(4,938,037)	—

Total	$71,903,747	$(71,903,747)	—

[1]

Collateral with a value of $73,016,450 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as equity risk. Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: The Master Portfolio invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in the value of equity securities (equity risk).

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	15

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory and Administration

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets based on the annual rate of 0.04%.

MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administration service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Waivers

The Manager, with respect to the Master Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2016, the amount waived was $98,463.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

16	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to a securities lending agreement effective March 9, 2015, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. For the period January 1, 2015 through March 8, 2015, BTC could lend securities with respect to the Master Portfolio only when the difference between the borrower rebate rate and the risk free rate exceeded a certain level, and the Master Portfolio retained 80% (85% commencing on the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in the calendar year 2014 exceeded a specified threshold and for the remainder of that calendar year) of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2016, the Master Portfolio paid BTC $66,287 in total for securities lending agent services and collateral investment fees

Officers and Trustees

The fees and expenses of the MIP trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2017. For the six months ended June 30, 2016, the amount waived was $126,918.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were follows:

Purchases	Sales	Net Realized Loss
$92,913,906	$14,620,806	$(11,198,690)

7. Purchases and Sales:

For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term securities, were $1,035,462,652 and $154,603,122, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	17

Notes to Financial Statements (concluded)	S&P 500 Index Master Portfolio

As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,210,999,476

Gross unrealized appreciation	$3,235,374,036
Gross unrealized depreciation	(179,647,288)

Net unrealized appreciation	$3,055,726,748

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2016, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Disclosure of Investment Advisory Agreement	S&P 500 Index Master Portfolio

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) Master Portfolio operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Broadridge1, as well as the performance of the representative

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	19

Disclosure of Investment Advisory Agreement (continued)	S&P 500 Index Master Portfolio

feeder fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; and (f) a summary of aggregate amounts paid by the Master Portfolio to BlackRock.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2017. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the representative feeder fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

20	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Disclosure of Investment Advisory Agreement (continued)	S&P 500 Index Master Portfolio

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to other funds in its applicable Broadridge category and the performance of the representative feeder fund as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the representative feeder fund’s net performance was within the tolerance range of its benchmark for four of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the representative feeder fund’s Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the representative feeder fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio, to the Master Portfolio. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	21

Disclosure of Investment Advisory Agreement (concluded)	S&P 500 Index Master Portfolio

BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio ranked in the first and second quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board noted that BlackRock proposed, and the Board agreed to, a contractual reduction of the Master Portfolio’s advisory fee. This advisory fee reduction was implemented on April 30, 2015. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

22	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/MIP.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/MIP.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	23

Additional Information

Proxy Results

Master Investment Portfolio

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of MIP.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	93,744,625,170	102,294,210
Susan J. Carter	93,564,604,497	282,314,883
Collette Chilton	93,778,667,881	68,251,499
Neil A. Cotty	93,524,182,594	322,736,786
Matina S. Horner	93,744,748,738	102,170,642
Rodney D. Johnson	93,743,366,844	103,552,536
Cynthia A. Montgomery	93,738,956,489	107,962,891
Joseph P. Platt	93,750,384,350	96,535,030
Robert C. Robb, Jr.	93,749,078,613	97,840,767
Mark Stalnecker	93,668,711,867	178,207,513
Kenneth L. Urish	93,694,700,012	152,219,368
Claire A. Walton	93,569,519,963	277,399,417
Frederick W. Winter	93,699,601,190	147,318,190
Barbara G. Novick	93,778,480,450	68,438,930
John M. Perlowski	93,744,975,345	101,944,035

*	Denotes Trust-wide proposal and voting results.

24	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

Additional Information (continued)

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016	25

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26	MASTER INVESTMENT PORTFOLIO	JUNE 30, 2016

NOTICE OF PRIVACY POLICY

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

TRANSAMERICA PARTNERS FUNDS

PO Box 219945

Kansas City, MO 64121-9945

Customer Service: 1-888-233-4339

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group
(Registrant)

By:	/s/ Marijn P. Smit

Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 1, 2016

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	September 1, 2016

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer